UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2017

Item 1. Reports to Stockholders.

Annual Report

March 31, 2017

TIAA-CREF Real Estate Securities Fund

of the TIAA-CREF Funds

The annual report contains the audited financial statements.

BUILT TO PERFORM.

CREATED TO SERVE.

Understanding your fund report

This annual report contains information about the Real Estate Securities Fund and describes the fund’s results for the twelve months ended March 31, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds and TIAA Investments.
•	The fund performance section compares the fund’s investment returns with those of its benchmark index.
•	The portfolio of investments lists the issuers, industries and types of securities in which the Real Estate Securities Fund had investments as of March 31, 2017.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Real Estate Securities Fund are noted in the fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Real Estate Securities Fund ■ 2017 Annual Report	3

Brad Finkle

Letter to investors

Real estate investment trusts (REITs) posted gains for the twelve months ended March 31, 2017. REITs advanced on still-solid real estate fundamentals but struggled in the fourth quarter of 2016, mostly due to uncertainties about the Federal Reserve’s plan for continuing to raise short-term interest rates.

•	REITs, as measured by the FTSE NAREIT All Equity REITs Index, returned 5.3% for the twelve months ended March 31, 2017. (Please see page 8 for the benchmark definition.)
•	Most of the index’s 16 property sectors and subsectors advanced during the period, with the single-family homes, data centers and industrial sectors showing the greatest strength.
•	TIAA-CREF Real Estate Securities Fund (Institutional Class) posted a small single-digit return but underperformed its benchmark, mainly due to some inopportune sector allocations.

For the twelve months, REITs continued to benefit from historically low interest rates and from investor appetites for the potentially high yields offered as a result of REITs’ requisite dividend distributions. Their returns were tempered, however, by two separate interest-rate hikes in the Federal Reserve’s federal funds target rate—the first in December 2016, followed by a second increase in March 2017—bringing the target range to 0.75%–1.00% at period-end.

REITs outpace bonds but fall well short of equity returns

As an asset class, REITs share some of the characteristics of both stocks and bonds. REITs are required by law to distribute at least 90% of their taxable income to investors in the form of dividends. As such, they are favored by investors seeking current income. Like fixed-income securities, REITs are also highly sensitive to fluctuations in interest rates. At the same time, because they invest in individual companies, REITs trade like equity securities.

4	2017 Annual Report ■ TIAA-CREF Real Estate Securities Fund

During the twelve-month period, the FTSE NAREIT All Equity REITs Index surpassed the modest 0.4% return of the broad domestic investment-grade fixed-income market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. However, when compared to the 18.1% gain of the broad U.S. stock market, as represented by the Russell 3000® Index, REITs lagged by a substantial margin.

REITs remain an attractive long-term investment

While REITs struggled a bit recently in the face of rising short-term interest rates, their fundamental attributes remained stable. REITs invest in a broad spectrum of real estate properties and each sector possesses its own supply/demand dynamics and its own characteristics. That diversity of sectors plays a vital role in determining the performance of REIT securities. Moreover, the diversity of REITs held in a professionally managed real estate securities mutual fund may potentially add value as a diversification tool when combined with a portfolio of stocks, bonds and other assets. (Of course, diversification does not guarantee against market loss.)

Over the past several years, REITs delivered solid returns. They outperformed the broad U.S. investment-grade bond universe during the past three-, five- and ten-year periods ended March 31, 2017. During the same time periods, REITS modestly outperformed the broad U.S. stock market for the past three years but trailed it for the five- and ten-year periods. (Past performance is no guarantee of future results.)

If you have any questions about your investment in the TIAA-CREF Real Estate Securities Fund, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. As always, we welcome the opportunity to be of service.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds and TIAA Investments

TIAA-CREF Real Estate Securities Fund ■ 2017 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Real Estate Securities Fund begins on page 12 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, LLC (formerly known as Teachers Advisors, Inc.). The members of this team are responsible for the day-to-day investment management of the fund.

6	2017 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 8 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2016–March 31, 2017).

Actual expenses

The first line of the two lines listed for each share class in the table uses the class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Real Estate Securities Fund ■ 2017 Annual Report	7

Important information about expenses

Expense example

Six months ended March 31, 2017

			Expenses paid
	Beginning	Ending	during period	*
	account value	account value	(10/1/16–
Real Estate Securities Fund	(10/1/16)	(3/31/17)	3/31/17)
Institutional Class
Actual return	$1,000.00	$ 988.45	$2.53
5% annual hypothetical return	1,000.00	1,022.39	2.57
Advisor Class
Actual return	1,000.00	988.17	2.83
5% annual hypothetical return	1,000.00	1,022.09	2.87
Premier Class
Actual return	1,000.00	987.73	3.27
5% annual hypothetical return	1,000.00	1,021.64	3.33
Retirement Class
Actual return	1,000.00	987.64	3.77
5% annual hypothetical return	1,000.00	1,021.14	3.83
Retail Class
Actual return	1,000.00	987.50	4.06
5% annual hypothetical return	1,000.00	1,020.84	4.13

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.51% for the Institutional Class, 0.57% for the Advisor Class, 0.66% for the Premier Class, 0.76% for the Retirement Class and 0.82% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

About the fund’s benchmark

The FTSE NAREIT All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. For additional details about the benchmark index, please see the fund’s prospectus.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

FTSE is a trademark of London Stock Exchange plc and The Financial Times Limited and is used by FTSE under license. All rights in the FTSE NAREIT Index Series vest in FTSE and the National Association of Real Estate Investment Trusts (“NAREIT”). Neither FTSE nor its licensors, nor NAREIT, accept any liability for any errors or omissions in the FTSE NAREIT Index Series or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

8	2017 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance for the twelve months ended March 31, 2017

The Real Estate Securities Fund returned 2.82% for the Institutional Class, compared with the 5.25% return of its benchmark, the FTSE NAREIT All Equity REITs Index. The table on the following page shows returns for all share classes of the fund.

REITs produce gains as the Fed hikes rates

REITs (real estate investment trusts), as measured by the benchmark index, struggled in the fourth quarter of 2016, largely due to uncertainties regarding the Federal Reserve’s decision to continue raising short-term interest rates. However, the asset class still posted positive returns for the twelve-month period, supported by favorable property fundamentals and a historically low interest-rate environment.

Fueled by strengthening U.S. economic conditions, the Federal Reserve raised the federal funds target rate twice—first in December 2016 and again in March 2017—pushing the key short-term interest-rate measure to 0.50%–0.75% and then to 0.75%–1.00%. For the twelve months, the FTSE NAREIT All Equity REITs Index benchmark underperformed the 18.07% return of the broad U.S. stock market, as measured by the Russell 3000® Index, but it outpaced the 0.44% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. For the ten years ended March 31, 2017, the benchmark generated an average annual return of 4.97%, versus average annual gains of 7.54% for the broad U.S. stock market and 4.27% for the broad domestic bond market for the same period.

Sectors post mostly positive results

Among the benchmark’s 16 property sectors and subsectors, most advanced during the period. The largest gains were seen in the single-family homes (up 44.6%), data centers (up 23.3%) and industrials (up 21.9%) sectors. The largest declines were seen in self-storage (down 18.3%), regional malls (down 14.6%) and shopping centers (down 11.6%) as investors maintained their generally negative sentiment toward retail real estate.

Fund advances but trails its benchmark

The fund lagged its benchmark mainly due to inopportune asset allocation decisions in residential and retail REITs. The largest detractors were holdings in AvalonBay Communities and Equity Residential, two apartment REITs with multiple properties in major U.S. cities; and GGP, a retail REIT that operates regional shopping malls.

The fund’s most significant contributors were an investment in Rexford Industrial Realty, an industrial REIT; and not owning poorly performing Kimco Realty, which owns and operates open-air shopping centers. Not holding the Macerich and Life Storage REITs also benefited relative returns.

TIAA-CREF Real Estate Securities Fund ■ 2017 Annual Report	9

Real Estate Securities Fund

Performance as of March 31, 2017

Real Estate Securities Fund			Total	Average annual				Annual operating
			return	total return				expenses*
		Inception
	Ticker	date	1 year	5 years		10 years		gross	net
Institutional Class	TIREX	10/1/02	2.82%	9.34%		4.22%		0.51%	0.51%
Advisor Class	TIRHX	12/4/15	2.82	9.32	†	4.21	†	0.62	0.62
Premier Class	TRRPX	9/30/09	2.73	9.17		4.10	†	0.66	0.66
Retirement Class	TRRSX	10/1/02	2.66	9.06		3.98		0.76	0.76
Retail Class	TCREX	10/1/02	2.59	9.00		3.96		0.82	0.82
FTSE NAREIT
All Equity REITs Index		—	5.25	10.32		4.97		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their relative inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of the Advisor and Premier Classes shown for these periods would have been lower.

10	2017 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Portfolio composition
% of net assets
Industry	as of 3/31/2017
Specialized REITs	26.3
Residential REITs	17.9
Retail REITs	14.4
Office REITs	14.1
Industrial REITs	9.7
Health care REITs	5.2
Hotel & resort REITs	4.1
Diversified REITs	2.8
IT consulting & other services	0.9
Real estate services	0.8
Mortgage REITs	0.8
Short-term investments, other assets & liabilities, net	3.0
Total	100.0
Fund profile
as of 3/31/2017
Fund net assets	$2.10 billion
Number of holdings	58
Portfolio turnover rate	52%
Weighted median market capitalization	$11.18 billion
Price/earnings ratio (weighted 12-month trailing average)*	33.6

*	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size
Market	% of equity investments
capitalization	as of 3/31/2017
More than $50 billion	9.7
More than $15 billion–$50 billion	35.0
More than $2 billion–$15 billion	44.9
$2 billion or less	10.4
Total	100.0

TIAA-CREF Real Estate Securities Fund ■ 2017 Annual Report	11

Portfolio of investments

Real Estate Securities Fund  ■  March 31, 2017

Shares		Company	Value
COMMON STOCKS—97.0%
DIVERSIFIED REITS—2.8%
500,000		iShares Dow Jones US Real Estate Index Fund	$39,245,000
1,950,000		Spirit Realty Capital, Inc	19,753,500
		TOTAL DIVERSIFIED REITS	58,998,500
HEALTH CARE REITS—5.2%
975,000		HCP, Inc	30,498,000
1,100,000		Healthcare Trust of America, Inc	34,606,000
275,000		Ventas, Inc	17,886,000
375,000		Welltower, Inc	26,557,500
		TOTAL HEALTH CARE REITS	109,547,500
HOTEL & RESORT REITS—4.1%
1,250,000		DiamondRock Hospitality Co	13,937,500
1,000,000		Host Marriott Corp	18,660,000
400,000		MGM Growth Properties LLC	10,820,000
625,000		Park Hotels & Resorts, Inc	16,043,750
1,800,000		Sunstone Hotel Investors, Inc	27,594,000
		TOTAL HOTEL & RESORT REITS	87,055,250
INDUSTRIAL REITS—9.7%
700,000		Duke Realty Corp	18,389,000
1,350,000		Prologis, Inc	70,038,000
4,000,000	a	Rexford Industrial Realty, Inc	90,080,000
900,000		Terreno Realty Corp	25,200,000
		TOTAL INDUSTRIAL REITS	203,707,000
IT CONSULTING & OTHER SERVICES—0.9%
475,000	*	InterXion Holding NV	18,791,000
		TOTAL IT CONSULTING & OTHER SERVICES	18,791,000
MORTGAGE REITS—0.8%
700,000		Starwood Property Trust, Inc	15,806,000
		TOTAL MORTGAGE REITS	15,806,000
OFFICE REITS—14.1%
210,000		Alexandria Real Estate Equities, Inc	23,209,200
725,000		Boston Properties, Inc	95,997,250
975,000		Hudson Pacific Properties	33,774,000
675,000		Kilroy Realty Corp	48,654,000
700,000		SL Green Realty Corp	74,634,000
200,000		Vornado Realty Trust	20,062,000
		TOTAL OFFICE REITS	296,330,450
REAL ESTATE SERVICES—0.8%
800,000		Kennedy-Wilson Holdings, Inc	17,760,000
		TOTAL REAL ESTATE SERVICES	17,760,000

12	2017 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments	continued

Real Estate Securities Fund  ■  March 31, 2017

Shares		Company	Value
RESIDENTIAL REITS—17.9%
675,000		American Homes 4 Rent	$15,498,000
950,000		Apartment Investment & Management Co (Class A)	42,132,500
140,000		AvalonBay Communities, Inc	25,704,000
912,850		Colony Starwood Homes	30,991,257
625,000		Equity Lifestyle Properties, Inc	48,162,500
1,100,000		Equity Residential	68,442,000
200,000		Essex Property Trust, Inc	46,306,000
425,000	*	Invitation Homes, Inc	9,277,750
220,000		Mid-America Apartment Communities, Inc	22,382,800
2,500,000		Monogram Residential Trust, Inc	24,925,000
525,000		Sun Communities, Inc	42,173,250
		TOTAL RESIDENTIAL REITS	375,995,057
RETAIL REITS—14.4%
275,000		Agree Realty Corp	13,189,000
415,000		Federal Realty Investment Trust	55,402,500
1,800,000		GGP, Inc	41,724,000
325,000		Realty Income Corp	19,347,250
635,000		Regency Centers Corp	42,157,650
1,400,000		Retail Opportunities Investment Corp	29,442,000
550,000		Retail Properties of America, Inc	7,931,000
550,000		Simon Property Group, Inc	94,616,500
		TOTAL RETAIL REITS	303,809,900
SPECIALIZED REITS—26.3%
850,000		American Tower Corp	103,309,000
950,000		Crown Castle International Corp	89,727,500
975,000		CyrusOne, Inc	50,183,250
190,000		Digital Realty Trust, Inc	20,214,100
220,000		Equinix, Inc	88,081,400
425,000		Extra Space Storage, Inc	31,615,750
1,075,000		Four Corners Property Trust, Inc	24,542,250
225,000		Gaming and Leisure Properties, Inc	7,519,500
950,000		National Storage Affiliates Trust	22,705,000
225,000		Public Storage, Inc	49,254,750
650,000		QTS Realty Trust, Inc	31,687,500
1,000,000		Weyerhaeuser Co	33,980,000
		TOTAL SPECIALIZED REITS	552,820,000

		TOTAL COMMON STOCKS (Cost $1,607,605,440)	2,040,620,657

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2017 Annual Report	13

Portfolio of investments	concluded

Real Estate Securities Fund  ■  March 31, 2017

			Maturity
Principal	Issuer	Rate	date	Value
SHORT-TERM INVESTMENTS—2.6%
GOVERNMENT AGENCY DEBT—0.7%
$15,350,000	Federal Home Loan Bank (FHLB)	0.450%	04/03/17	$15,350,000
				15,350,000
TREASURY DEBT—1.9%
17,620,000	United States Treasury Bill	0.495	04/06/17	17,619,225
21,985,000	United States Treasury Bill	0.590	04/20/17	21,977,437
				39,596,662

	TOTAL SHORT-TERM INVESTMENTS (Cost $54,946,559)			54,946,662

	TOTAL INVESTMENTS—99.6% (Cost $1,662,551,999)			2,095,567,319
	OTHER ASSETS & LIABILITIES, NET—0.4%			9,132,735
	NET ASSETS—100.0%			$2,104,700,054

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding

14	2017 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of assets and liabilities

Real Estate Securities Fund  ■  March 31, 2017

ASSETS
Portfolio investments, at value†	$2,005,487,319
Affiliated investments, at value‡	90,080,000
Cash	25,142
Receivable from Fund shares sold	1,927,437
Dividends and interest receivable	7,654,282
Other	132,372
Total assets	2,105,306,552

LIABILITIES
Management fees payable	82,700
Service agreement fee payable	6,813
Distribution fee payable	60,070
Due to affiliates	33,098
Payable for Fund shares redeemed	199,023
Payable for trustee compensation	121,216
Accrued expenses and other payables	103,578
Total liabilities	606,498
NET ASSETS	$2,104,700,054

NET ASSETS CONSIST OF:
Paid-in-capital	$1,636,806,461
Undistributed net investment income (loss)	2,302,519
Accumulated net realized gain (loss) on total investments	32,575,754
Net unrealized appreciation (depreciation) on total investments	433,015,320
NET ASSETS	$2,104,700,054

INSTITUTIONAL CLASS:
Net assets	$1,448,714,407
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	94,600,849
Net asset value per share	$15.31

ADVISOR CLASS:
Net assets	$578,685
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	37,762
Net asset value per share	$15.32

PREMIER CLASS:
Net assets	$94,236,147
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,149,985
Net asset value per share	$15.32

RETIREMENT CLASS:
Net assets	$335,326,979
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	21,090,697
Net asset value per share	$15.90

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2017 Annual Report	15

Statement of assets and liabilities	concluded

Real Estate Securities Fund  ■  March 31, 2017

RETAIL CLASS:
Net assets	$225,843,836
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	14,851,710
Net asset value per share	$15.21
† Portfolio investments, cost	$1,598,924,318
‡ Affiliated investments, cost	$63,627,681

16	2017 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of operations

Real Estate Securities Fund  ■  For the period or year ended March 31, 2017

INVESTMENT INCOME
Dividends	$43,927,593
Dividends from affiliated investments	2,200,000
Interest	212,535
Payment from affiliate	600,722
Total income	46,940,850

EXPENSES
Management fees	9,844,769
Shareholder servicing — Institutional Class	5,149
Shareholder servicing — Advisor Class	160
Shareholder servicing — Premier Class	129
Shareholder servicing — Retirement Class	832,258
Shareholder servicing — Retail Class	133,363
Distribution fees — Premier Class	144,310
Distribution fees — Retail Class	582,333
Administrative service fees	101,100
Trustee fees and expenses	20,258
Other expenses	373,065
Total expenses	12,036,894
Fee waiver by investment adviser	(78,788)
Net expenses	11,958,106
Net Investment income (loss)	34,982,744

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments†	62,596,866
Foreign currency transactions	(2,390)
Net realized gain (loss) on total investments	62,594,476
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(63,224,042)
Affiliated investments	17,750,322
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(45,473,720)
Net realized and unrealized gain (loss) on total investments	$17,120,756
Net increase (decrease) in net assets from operations	$52,103,500
† Includes net realized gain (loss) from securities sold to affiliates of	$(506,996)

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2017 Annual Report	17

Statements of changes in net assets

Real Estate Securities Fund  ■  For the period or year ended

		March 31, 2017	March 31, 2016

OPERATIONS
Net investment income (loss)		$34,982,744	$42,344,383
Net realized gain (loss) on total investments		62,594,476	50,575,060
Net change in unrealized appreciation (depreciation) on total investments		(45,473,720)	(42,759,648)
Net increase (decrease) in net assets from operations		52,103,500	50,159,795

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(28,818,596)	(26,894,437)
	Advisor Class*	(7,385)	(719)
	Premier Class	(1,885,839)	(1,594,461)
	Retirement Class	(5,895,740)	(5,907,824)
	Retail Class	(4,171,333)	(4,407,260)
From realized gains:	Institutional Class	(20,650,555)	(49,379,708)
	Advisor Class*	(7,028)	(424)
	Premier Class	(1,462,168)	(3,201,813)
	Retirement Class	(4,800,516)	(12,564,672)
	Retail Class	(3,451,287)	(9,535,632)
Total distributions		(71,150,447)	(113,486,950)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	256,340,891	167,223,033
	Advisor Class*	480,513	100,000
	Premier Class	23,592,031	28,210,006
	Retirement Class	59,617,654	28,696,637
	Retail Class	24,604,837	24,814,788
Reinvestments of distributions:	Institutional Class	49,421,781	76,163,321
	Advisor Class*	10,673	—
	Premier Class	3,348,007	4,796,274
	Retirement Class	10,694,528	18,468,396
	Retail Class	7,211,060	13,362,720
Redemptions:	Institutional Class	(133,360,317)	(290,488,694)
	Advisor Class*	(10,079)	—
	Premier Class	(16,656,470)	(11,352,028)
	Retirement Class	(48,327,359)	(90,164,427)
	Retail Class	(38,436,958)	(36,125,789)
Net increase (decrease) from shareholder transactions		198,530,792	(66,295,763)
Net increase (decrease) in net assets		179,483,845	(129,622,918)
NET ASSETS
Beginning of period		1,925,216,209	2,054,839,127
End of period		$2,104,700,054	$1,925,216,209
Undistributed net investment income (loss) included in net assets		$2,302,519	$8,981,445

18	2017 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statements of changes in net assets	concluded

Real Estate Securities Fund  ■  For the period or year ended

		March 31, 2017	March 31, 2016

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	16,578,617	11,225,600
	Advisor Class*	30,830	6,905
	Premier Class	1,508,051	1,854,790
	Retirement Class	3,677,884	1,849,145
	Retail Class	1,594,295	1,673,470
Shares reinvested:	Institutional Class	3,280,867	5,270,006
	Advisor Class*	713	—
	Premier Class	222,285	331,766
	Retirement Class	684,697	1,233,839
	Retail Class	482,686	931,432
Shares redeemed:	Institutional Class	(8,705,835)	(19,699,137)
	Advisor Class*	(686)	—
	Premier Class	(1,103,310)	(754,606)
	Retirement Class	(3,091,577)	(5,779,288)
	Retail Class	(2,526,893)	(2,446,429)
Net increase (decrease) from shareholder transactions		12,632,624	(4,302,507)

* Advisor Class commenced operations on December 4, 2015.

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2017 Annual Report	19

Financial highlights

Real Estate Securities Fund

	Selected per share data														Ratios and supplemental data
		Gain (loss) from investment operations
				Net realized													Ratios to average net assets
For the	Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Total return		Net assets						Net		Net investment
period or year ended	value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	)	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		excluding payment from affiliates	[u]	at end of period (in thousands	)	Gross expense		Net expense		investment income (loss	)	income (loss excluding payments from affiliates	) [u]	Portfolio turnover rate
Institutional Class
3/31/17	$15.44	$0.27		$0.15		$0.42	$(0.32)	$(0.23)	$(0.55)	$15.31	2.82%		2.79%		$1,448,714		0.51%		0.50%		1.79%		1.76%		52%
3/31/16	15.92	0.36		0.15		0.51	(0.34)	(0.65)	(0.99)	15.44	3.76		3.76		1,288,020		0.51		0.47		2.44		2.44		33
3/31/15	13.20	0.26		2.97		3.23	(0.25)	(0.26)	(0.51)	15.92	24.80		24.80		1,379,388		0.52		0.52		1.79		1.79		29
3/31/14	13.05	0.26		0.34		0.60	(0.25)	(0.20)	(0.45)	13.20	4.89		4.89		950,769		0.52		0.52		2.00		2.00		65
3/31/13	11.87	0.19		1.21		1.40	(0.22)	—	(0.22)	13.05	11.88		11.88		864,577		0.53		0.53		1.53		1.53		50
Advisor Class
3/31/17	15.44	0.18		0.24		0.42	(0.31)	(0.23)	(0.54)	15.32	2.82		2.80		579		0.56		0.56		1.20		1.18		52
3/31/16‡	15.38	0.11		0.80		0.91	(0.20)	(0.65)	(0.85)	15.44	6.37	[b]	6.37	[b]	107		0.73	[c]	0.61	[c]	2.47	[c]	2.47	[c]	33
Premier Class
3/31/17	15.44	0.25		0.16		0.41	(0.30)	(0.23)	(0.53)	15.32	2.73		2.70		94,236		0.66		0.65		1.66		1.63		52
3/31/16	15.93	0.34		0.14		0.48	(0.32)	(0.65)	(0.97)	15.44	3.54		3.54		85,298		0.66		0.61		2.31		2.31		33
3/31/15	13.21	0.25		2.96		3.21	(0.23)	(0.26)	(0.49)	15.93	24.59		24.59		65,159		0.67		0.67		1.72		1.72		29
3/31/14	13.05	0.24		0.35		0.59	(0.23)	(0.20)	(0.43)	13.21	4.81		4.81		47,330		0.67		0.67		1.88		1.88		65
3/31/13	11.88	0.17		1.20		1.37	(0.20)	—	(0.20)	13.05	11.62		11.62		62,709		0.68		0.68		1.37		1.37		50
Retirement Class
3/31/17	16.00	0.25		0.16		0.41	(0.28)	(0.23)	(0.51)	15.90	2.66		2.63		335,327		0.76		0.75		1.58		1.55		52
3/31/16	16.47	0.34		0.14		0.48	(0.30)	(0.65)	(0.95)	16.00	3.42		3.42		317,204		0.76		0.72		2.19		2.19		33
3/31/15	13.64	0.23		3.07		3.30	(0.21)	(0.26)	(0.47)	16.47	24.50		24.50		370,757		0.77		0.77		1.53		1.53		29
3/31/14	13.46	0.24		0.36		0.60	(0.22)	(0.20)	(0.42)	13.64	4.70		4.70		238,718		0.77		0.77		1.76		1.76		65
3/31/13	12.25	0.17		1.23		1.40	(0.19)	—	(0.19)	13.46	11.47		11.47		253,707		0.78		0.78		1.30		1.30		50
Retail Class
3/31/17	15.33	0.24		0.14		0.38	(0.27)	(0.23)	(0.50)	15.21	2.59		2.56		225,844		0.82		0.81		1.55		1.52		52
3/31/16	15.82	0.32		0.14		0.46	(0.30)	(0.65)	(0.95)	15.33	3.40		3.40		234,588		0.82		0.77		2.15		2.15		33
3/31/15	13.12	0.22		2.95		3.17	(0.21)	(0.26)	(0.47)	15.82	24.41		24.41		239,535		0.83		0.83		1.49		1.49		29
3/31/14	12.97	0.22		0.34		0.56	(0.21)	(0.20)	(0.41)	13.12	4.56		4.56		180,245		0.86		0.86		1.68		1.68		65
3/31/13	11.80	0.14		1.21		1.35	(0.18)	—	(0.18)	12.97	11.49		11.49		187,722		0.87		0.87		1.17		1.17		50

‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[u]	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

20	2017 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2017 Annual Report	21

Notes to financial statements

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. Effective October 1, 2016, the name of Teachers Advisors, Inc. was changed to Teachers Advisors, LLC. The Fund offers five share classes: Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Advisor class was made available for sale by the Fund on December 4, 2015, pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

22	2017 Annual Report ■ Real Estate Securities Fund

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2017, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, return of capital and long-term capital gain distributions received from portfolio investments, and the utilization of tax equalization credits were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations and net assets were not affected by these reclassifications.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Real Estate Securities Fund ■ 2017 Annual Report	23

Notes to financial statements

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This final rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule is September 5, 2017. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

24	2017 Annual Report ■ Real Estate Securities Fund

continued

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statement of Assets and Liabilities. As of March 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances

Real Estate Securities Fund ■ 2017 Annual Report	25

Notes to financial statements

where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended March 31, 2017, there were no material transfers between levels by the Fund.

The following table summarizes the market value of the Fund’s investments as of March 31, 2017, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Equity investments*	$2,040,620,657	$—	$—	$2,040,620,657
Short-term investments	—	54,946,662	—	54,946,662
Total	$2,040,620,657	$54,946,662	$—	$2,095,567,319

* For detailed categories, see the accompanying Portfolio of investments.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.38% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The investment management fee effective rate is 0.48% as of March 31, 2017. Prior to May 1, 2016, Advisors agreed to voluntarily waive a portion of the investment management fee. The investment management fee after the waiver was between 0.33% and 0.45%. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The Fund has also entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class shares of the Fund compensated TPIS for providing distribution, promotional, and shareholder services to the Retail Class shares of the Fund at the

26	2017 Annual Report ■ Real Estate Securities Fund

continued

annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional, and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.57% of average daily net assets for the Institutional Class shares; 0.72% of average daily net assets for the Advisor Class shares; 0.72% of average daily net assets for the Premier Class shares; 0.82% of average daily net assets for the Retirement Class shares; and 0.96% of the average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least July 31, 2017, unless changed with approval of the Board.

Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. These amounts are included in Payment from affiliate on the Statement of Operations.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended March 31, 2017, the Fund engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss)
Real Estate Securities Fund	$—	$29,905,295	$(506,996)

The following is the percentage of the Fund’s shares owned by affiliates as of March 31, 2017:

Underlying Fund	TIAA	TIAA Access	Total
Real Estate Securities Fund	—	10%	10%

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of March 31, 2017, one 529 Plan owned 11% of the Real Estate Securities Fund.

Real Estate Securities Fund ■ 2017 Annual Report	27

Notes to financial statements

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchase	Sales	Realized
Issue	March 31, 2016	cost	proceeds	gain (loss)
Real Estate Securities Fund
Rexford Industrial Realty, Inc	$60,836,000	$11,493,678	$—	$—

	Shares at	Value at	Shares at	Value at
	Dividend	Withholding	March 31,	March 31,
	income	expense	2017	2017
Real Estate Securities Fund
Rexford Industrial Realty, Inc	$2,200,000	$—	4,000,000	$90,080,000

Note 4—investments

Restricted securities: Restricted securities held by the Fund, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2017, the cost of portfolio investments for federal income tax purposes was $1,674,797,195. Net unrealized appreciation of portfolio investments for federal income tax purposes was $420,770,124, consisting of gross unrealized appreciation of $423,321,795, and gross unrealized depreciation of $(2,551,671).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the year ended March 31, 2017 were $1,247,419,520 and $1,027,972,185, respectively.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended March 31, 2017 and March 31, 2016 was as follows:

		Long-term
	Ordinary income	capital gains	Total
3/31/2017	$40,778,893	$30,371,554	$71,150,447
3/31/2016	42,449,273	71,037,677	113,486,950

As of March 31, 2017, the components of accumulated earnings on a tax basis consisted of $1,676,509 of undistributed ordinary income, $45,538,870 of undistributed long-term capital gains, $(2,226) in late year loss deferrals, and $420,770,124 of unrealized appreciation.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of tax equalization credits, and the treatment of short term gain as ordinary income for tax purposes.

28	2017 Annual Report ■ Real Estate Securities Fund

concluded

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2017, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

Real Estate Securities Fund ■ 2017 Annual Report	29

Report of independent registered
public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Real Estate Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TIAA-CREF Real Estate Securities Fund (one of the series constituting the TIAA-CREF Funds, hereafter referred to as the “Fund”) as of March 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

May 18, 2017

30	2017 Annual Report ■ Real Estate Securities Fund

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  April 18, 2017

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2018. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth.

Real Estate Securities Fund ■ 2017 Annual Report	31

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  April 18, 2017

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	88	Director, Aflac Insurance. Inc.; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	88	Director, First Eagle Holdings, LLC; Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; Regent, University of Edinburgh; Trustee, the North Shore Land Alliance; and Prep for Prep.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	88	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

32	2017 Annual Report ■ Real Estate Securities Fund

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	88	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

Real Estate Securities Fund ■ 2017 Annual Report	33

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  April 18, 2017

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, President, TIAA Investments. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Senior Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
J. Keith Morgan TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1951	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2015.	Senior Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President and Chief Legal Officer of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.

34	2017 Annual Report ■ Real Estate Securities Fund

Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and Senior Managing Director and General Counsel of the TIAA-CREF Fund Complex.
Otha T. Spriggs, III TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Managing Director, Funds Treasurer, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds; Chief Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1; and Treasurer of CREF.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800-223-1200.

Real Estate Securities Fund ■ 2017 Annual Report	35

Approval of investment
management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Real Estate Securities Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to the renewal of the Agreement with respect to the TIAA-CREF Real Estate Securities Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held meetings on March 9, 2017 and March 23, 2017, at which it considered the annual renewal of the Agreement using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee and other Committees of the Board. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with Advisors to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2016 renewal process. During a series of meetings held prior to the March 9 and March 23, 2017 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidance and follow-up requests in consultation with Advisors representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, and then evaluated the information produced in accordance with the guidance and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to the Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

36	2017 Annual Report ■ Real Estate Securities Fund

continued

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding the Fund, including data relating to the Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Broadridge compared this data for the Fund against a universe of investment companies (except for brokerage commissions) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from Advisors, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of the Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and reviewed various information provided by Advisors to facilitate the Trustees’ evaluation of the reasonableness of profits earned by Advisors with respect to its services to the Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits realized or anticipated to be realized by Advisors, which is also true of their assessment of the Fund’s management fee rate and other aspects of the proposed renewal of the Agreement. In addition to general session meetings that included Advisors personnel, the Trustees met in private sessions at which no Advisors representatives were present to discuss the proposed renewal of the Agreement for the Fund. Further, at each regularly scheduled meeting of the Board, the Board receives and reviews, among other matters, information regarding the Fund’s performance and the Board considered that the evaluation of Advisors’ services to the Fund is an ongoing one.

In advance of the Board meetings held on March 9 and March 23, 2017, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s fee rate under the Agreement to the fee rates of other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or

Real Estate Securities Fund ■ 2017 Annual Report	37

Approval of investment
management agreement (unaudited)

its affiliates due to their relationship with the Fund in addition to Advisors’ direct fee payments pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission; and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to ask questions and request additional information, and they reviewed responses from Advisors to follow up questions presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to the Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by Advisors with other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis throughout the year in connection with the Board’s general oversight duties with respect to the Fund. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determination on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her

38	2017 Annual Report ■ Real Estate Securities Fund

continued

ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 23, 2017, the Board voted unanimously to renew the Agreement for the Fund. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at Advisors also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund, including conducting research, recommending investments and placing orders to buy and sell securities for the Fund’s investment portfolio; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Fund. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Fund.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of the Fund over the one-, three-, five- and ten-year periods. The Board considered the Fund’s performance as compared to its peer group and peer universe and its benchmark index. The Board also reviewed the three-year performance of the Fund before any reductions for fees or expenses. For details regarding the Fund’s performance, see the synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was reasonable.

Real Estate Securities Fund ■ 2017 Annual Report	39

Approval of investment
management agreement (unaudited)

Cost and profitability

The Board considered financial and profitability data relating to Advisors for the calendar year 2016. The Board considered Advisors’ profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having a management fee rate which permits Advisors to maintain and improve the quality of services provided to the Fund and recognized the entrepreneurial risk Advisors assumes. The Board considered that Advisors had earned profits with respect to the Fund under the Agreement for the one-year period ended December 31, 2016, and expected this trend to continue. The Board also recognized the future effect on Advisors’ profitability of an amendment to the Agreement effective on May 1, 2017 adding new breakpoints to the Fund’s management fee rate schedule at the $7 billion and $10 billion levels (replacing an existing breakpoint at the $8 billion level). (Management fee rate “breakpoints” result in the Fund paying a lower management fee rate with respect to assets above the designated breakpoint levels.) The Board concluded that the profits earned by Advisors in 2016 on its services to the Fund were reasonable in light of various relevant factors.

During its review of Advisors’ profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors for its portfolio management and other functions, including the impact of operations related to Nuveen Investments, an affiliate of Advisors, on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to the Fund under the Agreement was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Fund’s actual management fee rate compares to those of peer mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rate under the Agreement with respect to the Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

40	2017 Annual Report ■ Real Estate Securities Fund

continued

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered the extent to which the Fund’s current fee breakpoints would have a material effect on its fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to the Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the addition of new contractual breakpoints in the management fee rate schedule of the Fund effective May 1, 2017. Based on all factors considered, the Board concluded that the Fund’s fee schedule was reasonable in light of current economies of scale considerations and the Fund’s current asset level.

Fee comparison with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, foreign funds (“UCITS”) and separately managed accounts. The Board noted that Advisors did not currently manage any other products with comparable investment strategies to the Fund’s investment strategy. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies and investment staff. The Board considered Advisors’ disclosed fee rate schedules for separately managed account mandates with an investment strategy similar to the Fund’s strategy. The Board also considered Advisors’ representation that, while the management fee rate charged to the Fund may differ from the management fee rates chargeable to these other funds and other accounts, this is due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by Advisors; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from the advisory relationship with the Fund to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Advisors may also benefit from the ability to acquire investment research related to its commission arrangements made on behalf of the Fund (i.e., soft dollars). Additionally, the Fund may be utilized as an investment option

Real Estate Securities Fund ■ 2017 Annual Report	41

Approval of investment management agreement (unaudited)	concluded

for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussion as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of the Fund, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2016. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding the Fund’s “aggregate management fee rate” refer to the overall effective blended fee rate that applied to the Fund after taking into account the different management fee rates that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s management fee rate schedule.

•	The Fund’s annual contractual management fee rate starts at 0.50% of average daily net assets, and includes a breakpoint schedule which reduces the rate as assets increase. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.484% of average daily net assets. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes and each in the 1st quintile of the universe of comparable funds identified by Broadridge for expense comparison purposes.
•	The Fund was in the 4th, 4th, 3rd and 5th quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes, for the one-, three-, five- and ten-year periods, respectively, and in the 5th, 3rd, 2nd, and 3rd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

42	2017 Annual Report ■ Real Estate Securities Fund

Important tax information

For the year ended March 31, 2017, the Fund designates distributions of $0 and $31,688,923 (or the maximum amount allowable), as being from Section 1250 gains and net long-term capital gains, respectively.

For the year ended March 31, 2017, the Fund designates 4.51% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividend income.

For the year ended March 31, 2017, the Fund designates 4.42% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2017, which will be reported in conjunction with your 2017 Form 1099-DIV.

By early 2018, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax advisor.

Real Estate Securities Fund ■ 2017 Annual Report	43

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How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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TIAA

730 Third Avenue

New York, NY 10017-3206

Printed on paper containing recycled fiber

127346	A12449 (5/17)

TIAA

730 Third Avenue

New York, NY 10017-3206

127346	A12449 (5/17)

Annual Report

March 31, 2017

TIAA-CREF Funds

Fixed-Income Funds

The annual report contains the audited financial statements.

BUILT TO PERFORM.

CREATED TO SERVE.

Bond

Bond Index

Bond Plus

High-Yield

Inflation-Linked Bond

Short-Term Bond

Short-Term Bond Index

Social Choice Bond

Tax-Exempt Bond

Money Market

Understanding your report from TIAA-CREF Funds

For the purposes of this report “TIAA-CREF Funds” refers to the TIAA-CREF Fixed-Income Funds on the cover of this report.

This annual report contains information about the TIAA-CREF Funds and describes their results for the twelve months ended March 31, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of March 31, 2017.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	3

Letter to investors

The broad U.S. bond market rose modestly during the twelve months ended March 31, 2017. The generally small gains were propelled mostly by the strength of the corporate sector, which benefited from improvements in the domestic economy, steady earnings and investors’ higher appetite for risk—despite the headwind of rising rates in the final months of the period. In this environment, all but one of the TIAA-CREF fixed-income funds generated positive returns for the twelve-month period, and most outpaced their respective benchmarks.

•	The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, rose 0.4% during the period—substantially less than its average annual gain of 2.3% over the past five years.
•	Institutional Class returns for five of the nine TIAA-CREF fixed-income funds in operation throughout the reporting period exceeded the returns of their respective benchmarks. (Please see page 8 for benchmark definitions.)
•	Of the four remaining funds, all lagged their respective benchmarks by less than one-half of a percentage point. (The Money Market Fund is technically not a fixed-income fund and does not have a benchmark.)

While fixed-income markets struggled amid fluctuating interest rates, most bonds earned modest gains for the twelve months. During this time, the U.S. economy grew at a moderate pace, aided by stronger consumer spending for most of 2016. In response, the Federal Reserve (Fed) raised short-term interest rates twice during the period. The initial move came in December 2016 and was followed by a second hike in March 2017, bringing the federal funds target  rate to 0.75%–1.00% at period-end.

Geopolitical events also swayed the fixed-income markets. In late June 2016, British voters’ decision for the United Kingdom to exit the European Union initially caused yields of

Brad Finkle

high-quality bonds to fall as investors made a “flight to quality”. Then in November 2016, the surprise results of the  U.S. presidential election pushed most bond yields higher as investors expected the incoming administration’s pro-business policies to stimulate economic growth.

The Bloomberg Barclays U.S. Aggregate Bond Index, a measure of the domestic investment-grade fixed-rate bond market, rose 0.4% during the twelve-month period, with almost all sectors in the index posting positive returns. The exception was the U.S. Treasury sector, the largest weighting in the index, which declined 1.4%. Meanwhile, the broad U.S. stock market, as represented by the Russell 3000® Index, posted a strong 18.1% return for the twelve months.

Most TIAA-CREF fixed-income funds post positive returns

All but one of the nine TIAA-CREF fixed-income funds in operation throughout the period delivered positive performance. The sole exception was the Tax-Exempt Bond Fund, which produced a return of -0.6% as municipals struggled.

From that low point, the Institutional Class returns ranged to a high of 15.2% for the High-Yield Fund. An improving U.S. economy, steady corporate earnings, and investors’ healthy appetite for risk helped the High-Yield Fund achieve this strong performance, which outpaced the fund’s benchmark return of 13.8%.

4	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

The Bond Plus Fund achieved a solid return of 3.0%, substantially outperforming the 0.4% return of the Bloomberg Barclays U.S. Aggregate Bond Index due to an overweight position and favorable security selection in the strong-performing corporate bond sector.

The Bond Fund also outperformed the aggregate bond index by a wide margin, returning 2.3%, largely as a result of favorable security selection in the commercial mortgage-backed securities (CMBS) sector. By comparison, the Bond Index Fund, which seeks to maintain the characteristics of the aggregate bond index, returned 0.2%, underperforming the same benchmark.

The Short-Term Bond Fund advanced 1.8%, substantially beating its benchmark, most notably due to a position in CMBS. By comparison, the Short-Term Bond Index Fund delivered a 0.4% return, lagging the same benchmark.

The Social Choice Bond Fund posted a solid return of 1.7%, outperforming the aggregate bond index due in large part to favorable yield curve positioning in U.S. Treasuries.

The Inflation-Linked Bond Fund returned a more modest 1.1% and underperformed its benchmark, mostly because of unfavorable security selection in U.S. Treasuries.

The Money Market Fund notched a 0.3% return during the reporting period, outperforming the 0.1% return for the  All Government iMoneyNet Money Fund Average.

The Tax-Exempt Bond Fund turned in a -0.6% return for the twelve months, underperforming the -0.2% return of its benchmark, mainly because of unfavorable yield curve positioning across most sectors.

A detailed overview of the fixed-income markets during the period appears in our Market monitor on page 6. A discussion of each fund and its relative performance begins on page 10.

The paradox of future market performance

In the nine years since the depths of the Great Recession, the capital markets have staged a remarkable recovery. Accommodative monetary policies in the United States and elsewhere in some of the world’s major economies have had a largely salutary effect on the performance of many financial markets. Nearly a decade of forward progress in the current business cycle may be at the long end of reasonable historical expectations, however.

Economic recovery here in the United States has come in slow, but steady, movements over the past several years. Rising expectations for further growth—and, with it, for rising inflation—have given the Fed reason to begin tapping on the brakes of late. Following its third rate hike since December 2015, the Fed has signaled that further hikes are likely in the remainder of 2017.

Reading the tea leaves for signs of future events has always been a tricky business. We believe a wise strategy is to rely on the risk-attenuating characteristics of portfolio diversification. A broadly diversified portfolio of fixed-income securities—professionally managed within a mutual fund—has been shown over time to help navigate the inevitable ups and downs of the financial markets. (Of course, diversification does not guarantee against market loss.)

For additional assistance with your investment strategy, or if you have any questions about your fixed-income portfolio, please reach out to your financial advisor or call a TIAA financial consultant at 800-842-2252. We welcome the opportunity to be of service.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds and TIAA Investments

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	5

Market monitor

Bonds weather political change, rising rates

Most U.S. fixed-income markets posted modest gains during the twelve-month period ended March 31, 2017, absorbing political change at home and abroad as well a long-awaited shift toward rising interest rates at the Federal Reserve. Moderate U.S. economic growth and the lowest unemployment rate in nearly a decade at 4.5% also influenced the market. Over the twelve months, fixed-rate investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 0.4%.

U.S. high-yield bonds, as measured by the BofA Merrill Lynch BB-B U.S. Cash Pay High-Yield Constrained Index, returned 13.8% for the period. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index gained 1.5%, while the Bloomberg Barclays 1–3 Year Government/Credit Bond Index returned 0.7%. Municipal bonds, standouts the previous year, lost ground. The Bloomberg Barclays 10-Year Municipal Bond Index slipped 0.2%.

U.S. economy improves, and oil prices climb higher

Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at a seasonally adjusted annualized rate of 2.1% during the fourth quarter of 2016. Real GDP grew by 3.5% the previous quarter, its fastest pace of the year. Growth receded to a tepid 0.7% in the first quarter of 2017 (according to the government’s first estimate), as consumer spending slipped despite a robust stock market and a rise in business investment. Stronger consumer spending helped boost growth during all three quarters. The national unemployment rate, which stood at 5.0% at the end of March 2016, fell to 4.5% over the next twelve

High yield tops other sectors in rising-rate environment

Performance for the twelve months ended March 31, 2017

Source: U.S. investment grade: Bloomberg Barclays U.S. Aggregate Bond Index; Short term: Bloomberg Barclays U.S. 1–3 Year Government/Credit Index; Municipals: Bloomberg Barclays 10-Year Municipal Bond Index; Inflation protected: Bloomberg Barclays U.S. TIPS 1–10 Year Index; Corporate high yield: BofA Merrill Lynch BB- B U.S. Cash Pay High Yield Constrained Index. As of March 31, 2017.

months. But the labor participation rate, which measures people who are either employed or unemployed and actively looking for work, ended the period where it began at 63%.

Inflation remained fairly stable, with core inflation—which includes all items less food and energy—hovering at just over 2.0% throughout the period. The price of West Texas Intermediate Crude Oil rose from $ 35 a barrel at the start of the period to more than $50 on March 31, 2017. Equity markets responded positively to the continued economic growth. The broad stock market, as measured by the Russell 3000® Index, gained 18.1% during the period. However, yields on U.S. government securities of all maturities rose during the twelve -month period, hindering bond performance (bond prices move in the opposite direction of yields).

Voters influence the market

Great Britain’s vote to exit the European Union and the United States presidential election had significant impacts on financial markets. The so-called “Brexit” referendum in June 2016 initially led to a “flight to quality” among investors and drove down the yields of high -quality fixed -income assets such as U.S. Treasuries, but the investor panic was short-lived. The yield on the 10-year U.S. Treasury bond, which began the period at 1.79%, briefly fell below 1.40% within a month of the Brexit vote but recovered by mid-September.

In November, the U.S. presidential election generated hopes among some investors for a federal policy favoring more aggressive economic stimulus and accelerated growth, contributing to rising yields late in 2016. The 10-year Treasury rose as high as 2.60% by mid-December, but it eased back to 2.40% by March 31, 2017, as markets began to question how quickly and effectively the new administration could execute economic policies.

Fed rate hikes continue

During the period, U.S. central bankers increased the federal funds target rate in December 2016 and again in March 2017, pushing the key short-term interest-rate measure to 0.50%–0.75% and then to 0.75%–1.00%. The increases support the Fed’s approach of slowly winding down its nine-year effort to boost the economy through aggressive monetary policy. The Fed’s two primary rate-setting goals, to promote a strong U.S. labor market and guide inflation near a 2.0% annual target, were both in line by the early months of 2017.

Fed policymakers anticipate additional rate hikes this year and in 2018 due to the improving U.S. economy. They also expect to gradually reduce the Fed’s large holdings of longer-term securities, originally purchased to stimulate the economy, by phasing out reinvestments.

6	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, a TIAA-CREF Fund’s ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC (formerly known as Teachers Advisors, Inc.). The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	7

About the funds’ benchmarks

The Bloomberg Barclays* U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Bloomberg Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term tax-exempt bonds. Bonds in the index must be rated investment-grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

BofA Merrill Lynch is used with permission. bofa merrill lynch is licensing the bofa merrill lynch indices “as is,” makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the bofa merrill lynch indices or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend tiaa or any of its products or services.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	During the reporting period, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. As a result of this acquisition, the names of a majority of Barclays indexes were changed to “Bloomberg Barclays.”

8	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2016–March 31, 2017).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $ 8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	9

Bond Fund

Portfolio composition

% of net assets
as of 3/31/2017
Corporate bonds	25.7
Asset-backed securities	16.9
Mortgage-backed securities§	15.8
Foreign government & corporate bonds denominated in U.S. dollars	14.2
Commercial mortgage-backed securities	8.9
U.S. Treasury securities	8.0
Municipal bonds	5.4
Bank loan obligations	1.9
U.S. agency securities	0.4
Short-term investments, other assets & liabilities, net	2.8
Total	100.0

§	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2017
Less than 1 year	9.6
1–3 years	11.0
3–5 years	19.0
5–10 years	42.5
Over 10 years	17.9
Total	100.0

Holdings by credit quality#

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2017
Aaa/AAA	34.9
Aa/AA	7.9
A/A	14.9
Baa/BBB	29.9
Ba/BB	4.9
B/B	3.8
Below B/B	2.4
Non-rated	1.3
Total	100.0

#	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2017

The Bond Fund returned 2.29% for the Institutional Class, compared with the 0.44% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

Fed raises rates twice as economic growth continues

During the twelve-month period, the U.S. economy grew at a moderate pace, aided by stronger consumer spending during much of calendar 2016. Unemployment fell from 5.0% to 4.5%, its lowest point since 2007. Oil prices rebounded from unusually low levels early in the period and climbed to more than $50 per barrel on March 31, 2017, while core inflation remained stable at just over 2.0%.

The Federal Reserve raised the federal funds target rate twice—first in December 2016 and again in March 2017—pushing the key short-term interest-rate measure to 0.50%–0.75% and then to 0.75%–1.00%, and shifting away from a policy that favored very low short-term rates for nine years. Voters on two continents swayed markets during the twelve months. Great Britain’s referendum to exit the European Union initially drove yields of high-quality bonds lower in a “flight to quality.” Later, the U.S. presidential election in November pushed most bond yields higher as investors anticipated new policies to stimulate the economy.

Fixed-income markets struggled, but most bonds earned modest gains during the twelve-month period. Yields on U.S. Treasury securities of all maturities rose, but most of the increases took place over the last six months of the period. High-yield bonds performed best, outpacing highly rated securities by a wide margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, ended the period with a small loss.

Performance as of March 31, 2017

Bond Fund			Total	Average annual				Annual operating
			return	total return				expenses*
		Inception
	Ticker	date	1 year	5 years		10 years		gross	net
Institutional Class	TIBDX	7/1/99	2.29%	3.31%		4.59%		0.31%	0.31%
Advisor Class	TIBHX	12/4/15	2.28	3.30	†	4.58	†	0.41	0.41
Premier Class	TIDPX	9/30/09	2.04	3.16		4.47	†	0.46	0.46
Retirement Class	TIDRX	3/31/06	2.04	3.06		4.33		0.56	0.56
Retail Class	TIORX	3/31/06	1.99	3.00		4.36		0.62	0.62
Bloomberg Barclays U.S. Aggregate Bond Index		–	0.44	2.34		4.27		–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2017, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

10	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Corporate bonds perform well in benchmark while Treasuries lag

Almost all of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the reporting period. The exception was the U.S. Treasury sector, the largest weighting in the index at 36.2%, which declined 1.4%. Corporate bonds, which made up one-quarter of the index at period-end, had the strongest performance, gaining 3.3% for the period. Corporates benefited from an improving economy, steady earnings and a higher risk appetite—in exchange for higher yields—among investors. Within the Aggregate index, municipal bonds (the smallest sector in the index), asset-backed securities and government agency securities were the next biggest performers, with returns of 1.5%, 1.2% and 1.2%, respectively. Mortgage-backed securities—the second biggest sector in the index at 27.4%—underperformed with a return of 0.2%.

CMBS and corporate bonds help drive fund’s outperformance

During the twelve-month period, security selection in the commercial mortgage-backed securities (CMBS) sector made the largest contribution to the fund’s outperformance of its benchmark index, as the fund’s CMBS holdings outpaced those in the index by a large margin. Beneficial yield curve positioning, combined with a significant underweight to poor-performing Treasuries, made this sector the second-largest positive contributor to the fund’s relative return. Finally, the fund’s overweight position in corporate bonds, which performed well, also bolstered relative performance.

By contrast, the fund’s relative performance was held back by yield curve positioning in the municipal bond sector, as well as by a small position in cash.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2017

Bond Fund	Beginning account value (10/1/16)	Ending account value (3/31/17)	Expenses paid during period* (10/1/16- 3/31/17)
Actual return
Institutional Class	$1,000.00	$986.13	$1.54
Advisor Class	1,000.00	985.96	1.68
Premier Class	1,000.00	985.38	2.28
Retirement Class	1,000.00	985.38	2.77
Retail Class	1,000.00	985.07	3.02
5% annual hypothetical return
Institutional Class	1,000.00	1,023.39	1.56
Advisor Class	1,000.00	1,023.24	1.72
Premier Class	1,000.00	1,022.64	2.32
Retirement Class	1,000.00	1,022.14	2.82
Retail Class	1,000.00	1,021.89	3.07

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.31% for the Institutional Class, 0.34% for the Advisor Class, 0.46% for the Premier Class, 0.56% for the Retirement Class and 0.61% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 3/31/2017
Net assets	$4,120.42 million
Number of issues	1,472
Portfolio turnover rate	277%
Portfolio turnover rate, excluding mortgage dollar roll transactions	179%
Option-adjusted duration†	5.74 years
Average maturity‡	8.28 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	11

Bond Index Fund

Portfolio composition

% of net assets
as of 3/31/2017
U.S. Treasury securities	36.1
Mortgage-backed securities§	28.0
Corporate bonds	20.7
Foreign government & corporate bonds denominated in U.S. dollars	9.2
U.S. agency securities	2.2
Commercial mortgage-backed securities	1.5
Municipal bonds	0.9
Asset-backed securities	0.9
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

§	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2017
Less than 1 year	2.3
1–3 years	18.0
3–5 years	24.5
5–10 years	40.4
Over 10 years	14.8
Total	100.0

Holdings by credit quality#

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2017
Aaa/AAA	71.0
Aa/AA	5.0
A/A	10.4
Baa/BBB	13.6
Total	100.0

#	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2017

The Bond Index Fund returned 0.15% for the Institutional Class, compared with the 0.44% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

Fed raises rates twice as economic growth continues

During the twelve-month period, the U.S. economy grew at a moderate pace, aided by stronger consumer spending during much of calendar 2016. Unemployment fell from 5.0% to 4.5%, its lowest point since 2007. Oil prices rebounded from unusually low levels early in the period and climbed to more than $50 per barrel on March 31, 2017, while core inflation remained stable at just over 2.0%.

The Federal Reserve raised the federal funds target rate twice—first in December 2016 and again in March 2017—pushing the key short-term interest-rate measure to 0.50%–0.75% and then to 0.75%–1.00%, and shifting away from a policy that favored very low short-term rates for nine years. Voters on two continents swayed markets during the twelve months. Great Britain’s referendum to exit the European Union initially drove yields of high-quality bonds lower in a “flight to quality.” Later, the U.S. presidential election in November pushed most bond yields higher as investors anticipated new policies to stimulate the economy.

Fixed-income markets struggled, but most bonds earned modest gains during the twelve-month period. Yields on U.S. Treasury securities of all maturities rose, but most of the increases took place over the last six months of the period. High-yield bonds performed best, outpacing highly rated securities by a wide margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, ended the period with a small loss.

Performance as of March 31, 2017

Bond Index Fund			Total	Average annual				Annual operating
			return	total return				expenses*
		Inception				since fund
	Ticker	date	1 year	5 years		inception		gross	net
Institutional Class	TBIIX	9/14/09	0.15%	2.17%		3.38%		0.12%	0.12%
Advisor Class	TBIAX	12/4/15	0.22	2.18	†	3.39	†	0.22	0.22
Premier Class	TBIPX	9/30/09	0.00	2.02		3.23	†	0.27	0.27
Retirement Class	TBIRX	9/14/09	-0.10	1.92		3.13		0.37	0.37
Retail Class	TBILX	9/14/09	-0.18	1.83		3.03		0.46	0.46
Bloomberg Barclays U.S. Aggregate Bond Index		–	0.44	2.34		3.58	‡	–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2017, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

12	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Corporate bonds perform well in benchmark while Treasuries lag

Almost all of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the reporting period. The exception was the U.S. Treasury sector, the largest weighting in the index at 36.2%, which declined 1.4%. Corporate bonds, which made up one-quarter of the index at period-end, had the strongest performance, gaining 3.3% for the period. Corporates benefited from an improving economy, steady earnings and a higher risk appetite—in   exchange for higher yields—among investors. Within the Aggregate index, municipal bonds (the smallest sector in the index), asset-backed securities and government agency securities were the next biggest performers, with returns of 1.5%, 1.2% and 1.2%, respectively. Mortgage-backed securities—the second biggest sector in the index at 27.4%—underperformed with a return of 0.2%.

The fund trails its benchmark index

For the twelve months, the fund’s performance trailed that of its benchmark. The fund’s return includes a deduction for expenses, while the benchmark’s does not.

Since its inception on September 14, 2009, the fund has sought to maintain the overall characteristics of its benchmark. The fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. During the period, this portfolio had similar sector returns to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the fund’s risk and reward characteristics to more closely resemble those of its benchmark.

$10,000 invested at fund’s inception

Institutional Class (inception September 14, 2009)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Bond Index	value	value	(10/1/16-
Fund	(10/1/16)	(3/31/17)	3/31/17)
Actual return
Institutional Class	$1,000.00	$976.16	$0.54
Advisor Class	1,000.00	976.84	0.89
Premier Class	1,000.00	976.31	1.28
Retirement Class	1,000.00	974.94	1.77
Retail Class	1,000.00	974.51	2.22
5% annual hypothetical return
Institutional Class	1,000.00	1,024.38	0.56
Advisor Class	1,000.00	1,024.03	0.91
Premier Class	1,000.00	1,023.64	1.31
Retirement Class	1,000.00	1,023.14	1.82
Retail Class	1,000.00	1,022.69	2.27

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.11% for the Institutional Class, 0.18% for the Advisor Class, 0.26% for the Premier Class, 0.36% for the Retirement Class and 0.45% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 3/31/2017
Net assets	$7,567.88 million
Number of issues	5,895
Portfolio turnover rate	14%
Option-adjusted duration†	5.97 years
Average maturity‡	7.92 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	13

Bond Plus Fund

Portfolio composition

% of net assets
as of 3/31/2017
Corporate bonds	23.6
U.S. Treasury securities	20.7
Mortgage-backed securities§	15.4
Foreign government & corporate bonds denominated in U.S. dollars	12.9
Asset-backed securities	7.7
Commercial mortgage-backed securities	6.9
Municipal bonds	6.3
Bank loan obligations	3.5
U.S. agency securities	0.1
Short-term investments, other assets & liabilities, net	2.9
Total	100.0

§	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2017
Less than 1 year	7.2
1–3 years	8.6
3–5 years	19.6
5–10 years	48.5
Over 10 years	16.1
Total	100.0

Holdings by credit quality#

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2017
Aaa/AAA	40.7
Aa/AA	5.0
A/A	11.1
Baa/BBB	22.6
Ba/BB	7.0
B/B	8.4
Below B/B	4.0
Non-rated	1.2
Total	100.0

#	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2017

The Bond Plus Fund returned 3.02% for the Institutional Class, compared with the 0.44% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

Fed raises rates twice as economic growth continues

During the twelve-month period, the U.S. economy grew at a moderate pace, aided by stronger consumer spending during much of calendar 2016. Unemployment fell from 5.0% to 4.5%, its lowest point since 2007. Oil prices rebounded from unusually low levels early in the period and climbed to more than $50 per barrel on March 31, 2017, while core inflation remained stable at just over 2.0%.

The Federal Reserve raised the federal funds target rate twice—first in December 2016 and again in March 2017—pushing the key short-term interest-rate measure to 0.50%–0.75% and then to 0.75%–1.00%, and shifting away from a policy that favored very low short-term rates for nine years. Voters on two continents swayed markets during the twelve months. Great Britain’s referendum to exit the European Union initially drove yields of high-quality bonds lower in a “flight to quality.” Later, the U.S. presidential election in November pushed most bond yields higher as investors anticipated new policies to stimulate the economy.

Fixed-income markets struggled, but most bonds earned modest gains during the twelve-month period. Yields on U.S. Treasury securities of all maturities rose, but most of the increases took place over the last six months of the period. High-yield bonds performed best, outpacing highly rated securities by a wide margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, ended the period with a small loss.

Performance as of March 31, 2017

Bond Plus Fund			Total	Average annual				Annual operating
			return	total return				expenses*
		Inception
	Ticker	date	1 year	5 years		10 years		gross	net
Institutional Class	TIBFX	3/31/06	3.02%	3.60%		4.62%		0.31%	0.31%
Advisor Class	TCBHX	12/4/15	2.98	3.60	†	4.62	†	0.41	0.41
Premier Class	TBPPX	9/30/09	2.87	3.45		4.51	†	0.46	0.46
Retirement Class	TCBRX	3/31/06	2.67	3.34		4.37		0.56	0.56
Retail Class	TCBPX	3/31/06	2.69	3.26		4.36		0.63	0.63
Bloomberg Barclays U.S. Aggregate Bond Index		–	0.44	2.34		4.27		–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2017, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

14	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Corporate bonds perform well in benchmark while Treasuries lag

Almost all of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the reporting period. The exception was the U.S. Treasury sector, the largest weighting in the index at 36.2%, which declined 1.4%. Corporate bonds, which made up one-quarter of the index at period-end, had the strongest performance, gaining 3.3% for the period. Corporates benefited from an improving economy, steady earnings and a higher risk appetite—in exchange for higher yields—among investors. Within the Aggregate index, municipal bonds (the smallest sector in the index), asset-backed securities and government agency securities were the next biggest performers, with returns of 1.5%, 1.2% and 1.2%, respectively. Mortgage-backed securities—the second biggest sector in the index at 27.4%—underperformed with a return of 0.2%.

Corporate bonds are primary driver of fund’s outperformance

During the twelve-month period, the fund’s significant overweight to corporate bonds, which outperformed, made the largest contribution to its performance relative to the benchmark. The fund’s holdings of commercial mortgage-backed securities accounted for the second-largest contribution, primarily due to security selection, but also as a result of the fund’s overweight position in this sector. Finally, the fund’s underweight to mortgage-backed securities, which lagged, combined with security selection and yield curve positioning in this sector, accounted for the third-largest contribution.

By contrast, the fund’s relative performance was held back slightly by yield curve positioning in the municipal bond sector, as well as by a small position in cash. In addition, the fund had a small exposure to derivative instruments during the period that detracted from its relative performance.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Bond Plus	value	value	(10/1/16-
Fund	(10/1/16)	(3/31/17)	3/31/17)
Actual return
Institutional Class	$1,000.00	$989.71	$1.54
Advisor Class	1,000.00	990.23	1.98
Premier Class	1,000.00	988.97	2.28
Retirement Class	1,000.00	988.50	2.78
Retail Class	1,000.00	988.21	3.07
5% annual hypothetical return
Institutional Class	1,000.00	1,023.39	1.56
Advisor Class	1,000.00	1,022.94	2.02
Premier Class	1,000.00	1,022.64	2.32
Retirement Class	1,000.00	1,022.14	2.82
Retail Class	1,000.00	1,021.84	3.13

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.31% for the Institutional Class, 0.40% for the Advisor Class, 0.46% for the Premier Class, 0.56% for the Retirement Class and 0.62% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 3/31/2017
Net assets	$3,562.67 million
Number of issues	1,414
Portfolio turnover rate	246%
Portfolio turnover rate, excluding mortgage dollar roll transactions	154%
Option-adjusted duration†	5.67 years
Average maturity‡	8.10 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	15

High-Yield Fund

Portfolio composition

% of net assets
as of 3/31/2017
Corporate bonds	74.2
Foreign government & corporate bonds denominated in U.S. dollars	11.0
Bank loan obligations	6.4
Common stocks & rights	0.4
Short-term investments, other assets & liabilities, net	8.0
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2017
Less than 1 year	0.9
1–3 years	5.9
3–5 years	24.9
5–10 years	62.5
Over 10 years	5.8
Total	100.0

Holdings by credit quality#

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2017
Baa/BBB	1.5
Ba/BB	44.3
B/B	46.8
Below B/B	7.4
Total	100.0

#	Credit quality ratings are based on the BofA Merrill Lynch Index composite ratings methodology, which is a simple average of ratings from Moody’s, Standard & Poor’s and Fitch. If only two of the designated agencies rate a bond, the composite rating is based on an average of the two. Likewise, if only one of the designated agencies rates a bond, the composite rating is based on that one rating.

Performance for the twelve months ended March 31, 2017

The High-Yield Fund returned 15.24% for the Institutional Class, compared with the 13.78% return of its benchmark, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. The table below includes performance data for all share classes of the fund.

High- yield bonds post solid gains amid rising oil prices

During the twelve-month period, moderate U.S. economic growth and the lowest unemployment rate in nearly a decade at 4.5% had a positive influence on the market. Crude oil prices rose from $35 a barrel at the start of the period to more than $50 on March 31, 2017. Assets offering risk premiums benefited from spread tightening (contraction of the yield gap between Treasuries and higher-yielding fixed-income securities) as U.S. economic growth persisted and oil prices rose. The movement of oil prices can be influential due to the large representation of energy companies in the high-yield sector.

The Federal Reserve raised the federal funds target rate twice—first in December 2016 and again in March 2017—pushing the key short-term interest rate measure to 0.50%–0.75% and then to 0.75%–1.00%, and shifting away from a policy that favored very low short-term rates for nine years.

For the twelve months, high-yield bonds substantially outperformed the 0.44% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. Similarly, for the ten years ended March 31, 2017, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index generated an average annual return of 6.92%, surpassing the 4.27% average annual gain of the broad domestic bond market for the same period.

Performance as of March 31, 2017

High-Yield Fund			Total	Average annual				Annual operating
			return	total return				expenses*
		Inception
	Ticker	date	1 year	5 years		10 years		gross	net
Institutional Class	TIHYX	3/31/06	15.24%	6.32%		7.08%		0.36%	0.36%
Advisor Class	TIHHX	12/4/15	15.17	6.30	†	7.07	†	0.46	0.46
Premier Class	TIHPX	9/30/09	15.06	6.19		6.97	†	0.51	0.51
Retirement Class	TIHRX	3/31/06	14.95	6.10		6.83		0.61	0.61
Retail Class	TIYRX	3/31/06	15.01	6.05		6.86		0.63	0.63
BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index		–	13.78	6.60		6.92		–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2017, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

16	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

All sectors produce positive returns

During the period, all sectors in the high-yield market advanced. Energy, the largest sector in the index on March 31, 2017, was the best performer, gaining 28.8% as oil prices rose substantially. However, the retail sector only returned 5.4% and underperformed the broad high-yield bond index.

Investors favored more speculative higher-yielding securities over higher-rated bonds, such as U.S. Treasuries, resulting in advances across high-yield issues. New high-yield debt issuance totaled more than $273 billion for the twelve months, up from just over $202 billion for the same period in 2016. U.S. speculative grade default rates climbed to 4.7% on March 31, 2017, from 4.5% a year earlier, according to Moody’s Investor Service.

Fund produces double-digit gains and surpasses its benchmark

During the twelve-month period, the fund rose substantially and surpassed its benchmark due to favorable asset allocation and security selection decisions. An overweight position in California Resources was the largest contributor to relative performance, followed closely by EP Energy, as both benefitted from a   surge in energy prices. Out-of-benchmark investments in Hexion Specialty Chemicals and Arch Coal also helped relative returns as both posted sizable gains.

By contrast, not owning Freeport-McMoRan was the biggest drag on relative performance as the mining company benefited from a rise in copper prices when supply tightened during the period. An overweight position in poorly performing gourmet supermarket chain Fresh Market also detracted.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
High-Yield	value	value	(10/1/16-
Fund	(10/1/16)	(3/31/17)	3/31/17)
Actual return
Institutional Class	$1,000.00	$1,043.20	$1.83
Advisor Class	1,000.00	1,042.80	2.24
Premier Class	1,000.00	1,043.50	2.60
Retirement Class	1,000.00	1,042.98	3.11
Retail Class	1,000.00	1,042.82	3.16
5% annual hypothetical return
Institutional Class	1,000.00	1,023.14	1.82
Advisor Class	1,000.00	1,022.74	2.22
Premier Class	1,000.00	1,022.39	2.57
Retirement Class	1,000.00	1,021.89	3.07
Retail Class	1,000.00	1,021.84	3.13

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.36% for the Institutional Class, 0.44% for the Advisor Class, 0.51% for the Premier Class, 0.61% for the Retirement Class and 0.62% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 3/31/2017
Net assets	$3,548.91 million
Number of issues	466
Portfolio turnover rate	52%
Option-adjusted duration†	3.94 years
Average maturity‡	7.21 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	17

Inflation-Linked Bond Fund

Portfolio composition

% of net assets
as of 3/31/2017
U.S. Treasury securities	97.4
U.S. agency securities	1.6
Mortgage-backed securities§	0.3
Foreign government & corporate bonds denominated in U.S. dollars	0.2
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

§	Includes mortgage pass-through securities and collateralized mortgage obligations.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2017
1–3 years	21.1
3–5 years	30.8
5–10 years	42.4
Over 10 years	5.7
Total	100.0

Performance for the twelve months ended March 31, 2017

The Inflation-Linked Bond Fund returned 1.12% for the Institutional Class, compared with the 1.45% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The table below includes performance data for all share classes of the fund.

TIPS advance amid a rise in oil prices and Fed rate hikes

As March 2017 commenced, year-over-year core inflation, as measured by the Consumer Price Index (CPI-U) (and includes all items less food and energy) was  2.2%—the same as it was for the twelve months ended March 31, 2016. Furthermore, crude oil prices, a commonly used indicator of current inflationary pressures, rose from $35 a barrel at the start of the period to more than $50 on March 31, 2017.

Continued inflation levels reflected strength in the U.S. economy. The nation’s gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annualized rate of 2.1% in the fourth quarter of 2016—albeit at a slower pace than during the prior quarter. Unemployment fell from 5.0% to 4.5%, its lowest point since 2007.

The Federal Reserve raised the federal funds target rate twice—first in December 2016 and again in March 2017—pushing the key short-term interest-rate measure to 0.50%–0.75% and then to 0.75%–1.00%, and shifting away from a policy that favored very low short-term rates for nine years. Voters on two continents swayed markets during the twelve months. Great Britain’s referendum to exit the European Union initially drove yields of high-quality bonds lower in a “flight to quality.” Later, the U.S. presidential election in November pushed most bond yields higher as investors anticipated new policies to stimulate the economy.

Performance as of March 31, 2017

Inflation-Linked Bond Fund			Total	Average annual				Annual operating
			return	total return				expenses*
		Inception
	Ticker	date	1 year	5 years		10 years		gross	net
Institutional Class	TIILX	10/1/02	1.12%	0.56%		3.83%		0.27%	0.27%
Advisor Class	TIIHX	12/4/15	1.08	0.54	†	3.83	†	0.36	0.36
Premier Class	TIKPX	9/30/09	0.97	0.41		3.71	†	0.42	0.42
Retirement Class	TIKRX	3/31/06	0.84	0.31		3.58		0.52	0.52
Retail Class	TCILX	10/1/02	0.83	0.24		3.60		0.58	0.58
Bloomberg Barclays U.S. Treasury Inflation Protected Securities 1-10 Year Index		–	1.45	0.62		3.59		–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2017, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

18	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Fixed-income markets struggled, but most bonds earned modest gains during the twelve-month period. Yields on U.S. Treasury securities of all maturities rose, while inflation expectations remained tempered. The twelve-month return of the TIPS 1–10 Year index outpaced the 0.44% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. However, for the ten years ended March 31, 2017, the TIPS 1–10 Year index rose 3.59%, trailing the 4.27% return of the broad domestic bond market for the same period.

The fund advances but trails its benchmark

The fund rose during the period but trailed its benchmark. Among the portfolio factors that affected the fund’s underperformance, a slight underweight to inflation-linked securities was the most significant.

During the period, the fund’s portfolio managers aligned the fund’s duration—a measure of the fund’s sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year index. This investment strategy helped the fund’s risk and reward characteristics remain in line with those of its benchmark.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the changes in the values of the fund’s new and old benchmarks during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Inflation-Linked	value	value	(10/1/16-
Bond Fund	(10/1/16)	(3/31/17)	3/31/17)
Actual return
Institutional Class	$1,000.00	$993.08	$1.29
Advisor Class	1,000.00	992.68	1.44
Premier Class	1,000.00	992.43	2.04
Retirement Class	1,000.00	992.15	2.73
Retail Class	1,000.00	991.52	2.88
5% annual hypothetical return
Institutional Class	1,000.00	1,023.64	1.31
Advisor Class	1,000.00	1,023.49	1.46
Premier Class	1,000.00	1,022.89	2.07
Retirement Class	1,000.00	1,022.19	2.77
Retail Class	1,000.00	1,022.04	2.92

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.26% for the Institutional Class, 0.29% for the Advisor Class, 0.41% for the Premier Class, 0.55% for the Retirement Class and 0.58% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 3/31/2017
Net assets	$2,532.14 million
Number of issues	39
Portfolio turnover rate	28%
Option-adjusted duration†	5.22 years
Average maturity‡	5.45 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	19

Short-Term Bond Fund

Portfolio composition

% of net assets
as of 3/31/2017
U.S. Treasury securities	24.5
Corporate bonds	20.5
Foreign government & corporate bonds denominated in U.S. dollars	18.0
Asset-backed securities	13.1
Commercial mortgage-backed securities	8.1
U.S. agency securities	7.0
Bank loan obligations	2.8
Municipal bonds	0.3
Mortgage-backed securities§	0.2
Short-term investments, other assets & liabilities, net	5.5
Total	100.0

§	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2017
Less than 1 year	23.1
1–3 years	50.2
3–5 years	15.8
5–10 years	7.0
Over 10 years	3.9
Total	100.0

Holdings by credit quality#

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2017
Aaa/AAA	40.8
Aa/AA	11.2
A/A	15.1
Baa/BBB	23.4
Ba/BB	5.3
B/B	1.8
Below B/B	0.8
Non-rated	1.6
Total	100.0

#	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2017

The Short-Term Bond Fund returned 1.84% for the Institutional Class, compared with a return of 0.71% for its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. The table below includes performance data for all share classes of the fund.

Fed raises rates twice as economic growth continues

During the twelve-month period, the U.S. economy grew at a moderate pace, aided by stronger consumer spending during much of calendar 2016. Unemployment fell from 5.0% to 4.5%, its lowest point since 2007. Oil prices rebounded from unusually low levels early in the period and climbed to more than $50 per barrel on March 31, 2017, while core inflation remained stable at just over 2.0%.

The Federal Reserve raised the federal funds target rate twice—first in December 2016 and again in March 2017—pushing the key short-term interest-rate measure to 0.50%–0.75% and then to 0.75%–1.00%, and shifting away from a policy that favored very low short-term rates for nine years. Voters on two continents swayed markets during the twelve months. Great Britain’s referendum to exit the European Union initially drove yields of high-quality bonds lower in a “flight to quality”. Later, the U.S. presidential election in November pushed most bond yields higher as investors anticipated new policies to stimulate the economy.

Fixed-income markets struggled, but most bonds earned modest gains during the twelve-month period. Yields on U.S. Treasury securities of all maturities rose, but most of the increases took place over the last six months of the period. High-yield bonds performed best, outpacing highly rated securities by a wide margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, ended the period with a small loss.

Performance as of March 31, 2017

Short-Term Bond Fund			Total	Average annual				Annual operating
			return	total return				expenses*
		Inception
	Ticker	date	1 year	5 years		10 years		gross	net
Institutional Class	TISIX	3/31/06	1.84%	1.51%		2.81%		0.27%	0.27%
Advisor Class	TCTHX	12/4/15	1.94	1.50	†	2.81	†	0.37	0.37
Premier Class	TSTPX	9/30/09	1.69	1.36		2.71	†	0.42	0.42
Retirement Class	TISRX	3/31/06	1.59	1.26		2.56		0.52	0.52
Retail Class	TCTRX	3/31/06	1.62	1.20		2.58		0.58	0.58
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index		–	0.71	0.93		2.34		–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2017, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

20	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Short-term bonds outpace the broader bond market

For the twelve-month period, the fund’s benchmark outperformed the 0.44% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. For the ten years ended March 31, 2017, the average annual return of the Bloomberg Barclays 1–3 year index was 2.34% versus 4.27% for the broader Bloomberg Barclays aggregate index.

Short-term corporate securities represented about one-quarter of the benchmark’s total market capitalization and were the index’s biggest gainer at 1.9% for the twelve-month period. Government credit securities and government agency securities both trailed the benchmark by modest margins, finishing the period at 0.6% and 0.5%, respectively. Short-term Treasuries, which comprised nearly 60% of the index, underperformed with a total return of 0.2%. Municipal bonds, which made up a very small portion of the index, performed well, advancing 1.8%.

Favorable sector positioning drives the fund’s outperformance

The fund outperformed its benchmark during the period, mostly due to opportune positioning in several sectors. Of particular note, the fund’s allocation to the out-of-benchmark commercial mortgage-backed securities sector made the largest contribution to its relative returns, bolstered by favorable yield curve positioning in this sector. Fund positions in the mortgage-backed securities and asset-backed securities sectors—also not in the benchmark—were the next-largest contributors, respectively. A large overweight position and yield curve exposure in the strong-performing corporate bond sector was also beneficial.

Although the fund was substantially underweighted in short-term U.S. Treasuries, which was beneficial, unfavorable yield curve positioning within this sector caused it to detract from the fund’s relative return. A small allocation to cash also hindered relative performance.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the changes in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Short-Term	value	value	(10/1/16-
Bond Fund	(10/1/16)	(3/31/17)	3/31/17)
Actual return
Institutional Class	$1,000.00	$1,003.87	$1.35
Advisor Class	1,000.00	1,004.77	1.45
Premier Class	1,000.00	1,003.12	2.10
Retirement Class	1,000.00	1,002.62	2.60
Retail Class	1,000.00	1,003.32	2.90
5% annual hypothetical return
Institutional Class	1,000.00	1,023.59	1.36
Advisor Class	1,000.00	1,023.49	1.46
Premier Class	1,000.00	1,022.84	2.12
Retirement Class	1,000.00	1,022.34	2.62
Retail Class	1,000.00	1,022.04	2.92

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.27% for the Institutional Class, 0.29% for the Advisor Class, 0.42% for the Premier Class, 0.52% for the Retirement Class and 0.58% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 3/31/2017
Net assets	$1,859.39 million
Number of issues	422
Portfolio turnover rate	103%
Option-adjusted duration†	2.02 years
Average maturity‡	2.94 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	21

Short-Term Bond Index Fund

Portfolio composition

% of net assets
as of 3/31/2017
U.S. Treasury securities	59.5
Corporate bonds	19.2
Foreign government & corporate bonds denominated in U.S. dollars	14.1
U.S. agency securities	6.8
Municipal bonds	0.1
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2017
Less than 1 year	5.5
1–3 years	93.9
3–5 years	0.6
Total	100.0

Holdings by credit quality#

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2017
Aaa/AAA	70.4
Aa/AA	9.2
A/A	10.3
Baa/BBB	10.1
Total	100.0

#	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2017

The Short-Term Bond Index Fund returned 0.44% for the Institutional Class, compared with a return of 0.71% for its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. The table below includes performance data for all share classes of the fund.

Fed raises rates twice as economic growth continues

During the twelve-month period, the U.S. economy grew at a moderate pace, aided by stronger consumer spending during much of calendar 2016. Unemployment fell from 5.0% to 4.5%, its lowest point since 2007. Oil prices rebounded from unusually low levels early in the period and climbed to more than $50 per barrel on March 31, 2017, while core inflation remained stable at just over 2.0%.

The Federal Reserve raised the federal funds target rate twice—first in December 2016 and again in March 2017—pushing the key short-term interest rate measure to 0.50%–0.75% and then to 0.75%–1.00%, and shifting away from a policy that favored very low short-term rates for nine years. Voters on two continents swayed markets during the twelve months. Great Britain’s referendum to exit the European Union initially drove yields of high-quality bonds lower in a “flight to quality.” Later, the U.S. presidential election in November pushed most bond yields higher as investors anticipated new policies to stimulate the economy.

Fixed-income markets struggled, but most bonds earned modest gains during the twelve-month period. Yields on U.S. Treasury securities of all maturities rose, but most of the increases took place over the last six months of the period. High-yield bonds performed best, outpacing highly rated securities by a wide margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, ended the period with a small loss.

Performance as of March 31, 2017

Short-Term Bond Index Fund			Total	Average annual		Annual operating
			return	total return		expenses*
		Inception		since fund
	Ticker	date	1 year	inception		gross	net
Institutional Class	TNSHX	8/7/15	0.44%	0.78%		0.45%	0.12%
Advisor Class	TTBHX	12/4/15	0.44	0.75	†	0.44	0.22
Premier Class	TPSHX	8/7/15	0.28	0.62		0.84	0.27
Retirement Class	TESHX	8/7/15	0.19	0.53		0.80	0.37
Retail Class	TRSHX	8/7/15	0.13	0.46		1.02	0.47
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index		–	0.71	1.01	‡	–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2017, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for this period would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

22	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Short-term bonds outpace the broader bond market

For the twelve-month period, the fund’s benchmark outperformed the 0.44% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

Short-term corporate securities represented about one-quarter of the benchmark’s total market capitalization and were the index’s biggest gainer at 1.9% for the twelve-month period. Government credit securities and government agency securities both trailed the benchmark by modest margins, finishing the period at 0.6% and 0.5%, respectively. Short-term Treasuries, which comprised nearly 60% of the index, underperformed with a total return of 0.2%. Municipal bonds, which made up a very small portion of the index, performed well, advancing 1.8%.

The fund trails its benchmark index

For the twelve months, the fund’s performance trailed that of its benchmark. The fund’s return includes a deduction for expenses, while the benchmark’s does not.

Since its inception on August 7, 2015, the fund has sought to maintain the overall characteristics of its benchmark. The fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. At times, the fund may also invest in securities not held in the index, but which have similar investment characteristics to securities held in the index. During the period, this portfolio had similar sector returns to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the fund’s risk and reward characteristics to more closely resemble those of its benchmark.

$10,000 invested at fund’s inception

Institutional Class (inception August 7, 2015)

For the purpose of comparison, the graph also shows the changes in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Short-Term	value	value	(10/1/16-
Bond Index Fund	(10/1/16)	(3/31/17)	3/31/17)
Actual return
Institutional Class	$1,000.00	$ 998.42	$0.60
Advisor Class	1,000.00	999.23	0.80
Premier Class	1,000.00	997.62	1.34
Retirement Class	1,000.00	998.18	1.84
Retail Class	1,000.00	996.63	2.44
5% annual hypothetical return
Institutional Class	1,000.00	1,024.33	0.61
Advisor Class	1,000.00	1,024.13	0.81
Premier Class	1,000.00	1,023.59	1.36
Retirement Class	1,000.00	1,023.09	1.87
Retail Class	1,000.00	1,022.49	2.47

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.12% for the Institutional Class, 0.16% for the Advisor Class, 0.27% for the Premier Class, 0.37% for the Retirement Class and 0.49% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 3/31/2017
Net assets	$179.06 million
Number of issues	386
Portfolio turnover rate	61%
Option-adjusted duration†	1.92 years
Average maturity‡	1.97 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	23

Social Choice Bond Fund

Portfolio composition

% of net assets
as of 3/31/2017
Corporate bonds	24.2
Foreign government & corporate bonds denominated in U.S. dollars	17.7
Municipal bonds	14.1
Mortgage-backed securities§	12.4
U.S. agency securities	9.0
U.S. Treasury securities	7.5
Commercial mortgage-backed securities	7.1
Asset-backed securities	4.2
Bank loan obligations	1.2
Short-term investments, other assets & liabilities, net	2.6
Total	100.0

§	Includes mortgage pass-through securities and collateralized mortgage obligations.

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2017
Less than 1 year	7.4
1–3 years	15.5
3–5 years	17.8
5–10 years	36.0
Over 10 years	23.3
Total	100.0

Holdings by credit quality#

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2017
Aaa/AAA	43.2
Aa/AA	13.0
A/A	11.9
Baa/BBB	23.0
Ba/BB	2.7
B/B	2.0
Below B/B	1.6
Non-rated	2.6
Total	100.0

#	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2017

The Social Choice Bond Fund returned 1.73% for the Institutional Class, compared with the 0.44% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The fund utilizes certain environmental, social and governance criteria, while the benchmark does not. The table below includes performance data for all share classes of the fund.

Fed raises rates twice as economic growth continues

During the twelve-month period, the U.S. economy grew at a moderate pace, aided by stronger consumer spending during much of calendar 2016. Unemployment fell from 5.0% to 4.5%, its lowest point since 2007. Oil prices rebounded from unusually low levels early in the period and climbed to more than $50 per barrel on March 31, 2017, while core inflation remained stable at just over 2.0%.

The Federal Reserve raised the federal funds target rate twice—first in December 2016 and again in March 2017—pushing the key short-term interest-rate measure to 0.50%–0.75% and then to 0.75%–1.00%, and shifting away from a policy that favored very low short-term rates for nine years. Voters on two continents swayed markets during the twelve months. Great Britain’s referendum to exit the European Union initially drove yields of high-quality bonds lower in a “flight to quality.” Later, the U.S. presidential election in November pushed most bond yields higher as investors anticipated new policies to stimulate the economy.

Fixed-income markets struggled, but most bonds earned modest gains during the twelve-month period. Yields on U.S. Treasury securities of all maturities rose, but most of the increases took place over the last six months of the period. High-yield bonds performed best, outpacing highly rated securities by a wide margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, ended the period with a small loss.

Performance as of March 31, 2017

Social Choice Bond Fund			Total	Average annual		Annual operating
			return	total return		expenses*
		Inception		since fund
	Ticker	date	1 year	inception		gross	net
Institutional Class	TSBIX	9/21/12	1.73%	3.13%		0.41%	0.40%
Advisor Class	TSBHX	12/4/15	1.68	3.11	†	0.50	0.50
Premier Class	TSBPX	9/21/12	1.78	3.00		0.56	0.55
Retirement Class	TSBBX	9/21/12	1.58	2.90		0.66	0.65
Retail Class	TSBRX	9/21/12	1.56	2.82		0.69	0.68
Bloomberg Barclays U.S. Aggregate Bond Index		–	0.44	1.85	‡	–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2017, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

24	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Corporate bonds perform well in benchmark while Treasuries lag

Almost all of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the reporting period. The exception was the U.S. Treasury sector, the largest weighting in the index at 36.2%, which declined 1.4%. Corporate bonds, which made up one-quarter of the index at period-end, had the strongest performance, gaining 3.3% for the period. Corporates benefited from an improving economy, steady earnings and a higher risk appetite—in exchange for higher yields—among investors. Within the Aggregate index, municipal bonds (the smallest sector in the index), asset-backed securities and government agency securities were the next biggest performers, with returns of 1.5%, 1.2% and 1.2%, respectively. Mortgage-backed securities—the second biggest sector in the index at 27.4%—underperformed with a return of 0.2%.

Allocation and security selection decisions drive fund’s outperformance

The fund performed well in absolute terms and outpaced its benchmark, largely due to favorable yield curve positioning and an underweight allocation to the poorly performing U.S. Treasuries sector. Positive security selection and an overweight allocation in the commercial mortgage-backed securities sector made it the second-largest contributor to the fund’s performance versus the benchmark. An overweight position in corporate bonds, which outperformed, also contributed to relative returns.

Tempering these positive factors, the fund’s yield curve positioning and security selection within the government agency securities sector held back its results relative to the benchmark, as did a small allocation to cash.

$10,000 invested at fund’s inception

Institutional Class (inception September 21, 2012)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Social Choice	value	value	(10/1/16-
Bond Fund	(10/1/16)	(3/31/17)	3/31/17)
Actual return
Institutional Class	$1,000.00	$ 985.88	$1.98
Advisor Class	1,000.00	986.20	2.57
Premier Class	1,000.00	986.07	2.72
Retirement Class	1,000.00	985.61	3.22
Retail Class	1,000.00	985.47	3.32
5% annual hypothetical return
Institutional Class	1,000.00	1,022.94	2.02
Advisor Class	1,000.00	1,022.34	2.62
Premier Class	1,000.00	1,022.19	2.77
Retirement Class	1,000.00	1,021.69	3.28
Retail Class	1,000.00	1,021.59	3.38
*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.52% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.67% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 3/31/2017
Net assets	$1,119.82 million
Number of issues	514
Portfolio turnover rate	182%
Portfolio turnover rate, excluding mortgage dollar roll transactions	115%
Option-adjusted duration†	5.98 years
Average maturity‡	9.20 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	25

Tax-Exempt Bond Fund

Portfolio composition

% of net assets
as of 3/31/2017
Municipal bonds	97.7
Short-term investments, other assets & liabilities, net	2.3
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2017
Less than 1 year	5.4
1–3 years	5.9
3–5 years	17.8
5–10 years	41.2
Over 10 years	29.7
Total	100.0

Holdings by credit quality§

% of fixed-income investments
(excluding short-term investments)
as of 3/31/2017
Aaa/AA	3.7
Aa/AA	37.7
A/A	36.3
Baa/BBB	14.9
Ba/BB	0.8
Non-rated	6.6
Total	100.0

§	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2017

The Tax-Exempt Bond Fund returned -0.63% for the Institutional Class, compared with the -0.24% return of its benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. The table below includes performance data for all share classes of the fund.

Fed raises rates twice as economic growth continues

During the twelve-month period, the U.S. economy grew at a moderate pace, aided by stronger consumer spending during much of calendar 2016. Unemployment fell from 5.0% to 4.5%, its lowest level since 2007. Oil prices rebounded from unusually low levels early in the period and climbed to more than $50 per barrel on March 31, 2017, while core inflation remained stable at just over 2.0%.

The Federal Reserve raised the federal funds target rate twice—first in December 2016 and again in March 2017—pushing the key short-term interest-rate measure to 0.50%–0.75% and then to 0.75%–1.00%, and shifting away from a policy that favored very low short-term rates for nine years. Voters on two continents swayed markets during the twelve months. Great Britain’s referendum to exit the European Union initially drove yields of high-quality bonds lower in a “flight to quality.” Later, the U.S. presidential election in November pushed most bond yields higher as investors anticipated new policies to stimulate the economy.

Municipal bonds ended the period with a small loss. The category declined in the fourth quarter of 2016, when investors digested the election results and considered their possible impact on federal tax policies. However, municipals (as measured by the fund’s benchmark) rebounded in the first quarter of 2017, gaining 1.78%.

Performance as of March 31, 2017

Tax-Exempt Bond Fund			Total	Average annual				Annual operating
			return	total return				expenses*
		Inception
	Ticker	date	1 year	5 years		10 years		gross	net
Institutional Class	TITIX	3/31/06	-0.63%	2.27%		3.79%		0.36%	0.35%
Advisor Class	TIXHX	12/4/15	-0.63	2.26	†	3.78	†	0.42	0.42
Retail Class	TIXRX	3/31/06	-0.90	1.97		3.58		0.63	0.63
Bloomberg Barclays 10-Year Municipal Bond Index		–	-0.24	3.35		4.81		–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2017, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

26	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

For the twelve-month period, the 10-year municipal index trailed the 0.44% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. For the ten years ended March 31, 2017, the 10-year municipal index posted an average annual return of 4.81%, compared with 4.27% for the broad domestic bond market.

Mixed sector results lead benchmark to small loss

During the period, the fund’s benchmark sectors turned in mixed results consisting of small gains or losses. Among the largest setbacks, the solid waste/resource recovery sector declined 1.8%, education lost 0.6% and special tax bonds fell 0.5%. The benchmark also suffered smaller losses in the water and sewer, state and power sectors. On the positive side, housing was the best-performing benchmark sector over the period, advancing 1.6%. Health care and industrial revenue also posted modest gains of 0.5% and 0.4%, respectively.

On March 31, 2017, higher-rated 10-year AAA municipal bonds yielded 2.25%, compared with 2.40% on the 10-year U.S. Treasury bond. New municipal bond issuance increased from $320 billion on March 31, 2016 to $397 billion twelve months later.

Fund slightly trails its benchmark

During the period, the fund slightly underperformed its benchmark index. The fund’s most significant underperformance took place in the transportation sector, primarily as a result of inopportune security selection. Health care also detracted from relative performance due to security selection and yield curve positioning, while the education sector detracted due to yield curve positioning.

By contrast, yield curve positioning and security selection helped drive superior relative performance in the water and sewer and local credit sectors. The power sector also contributed to relative performance due to security selection.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

Expense example

Six months ended March 31, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Tax-Exempt	value	value	(10/1/16-
Bond Fund	(10/1/16)	(3/31/17)	3/31/17)
Actual return
Institutional Class	$1,000.00	$ 970.87	$1.72
Advisor Class	1,000.00	970.77	1.87
Retail Class	1,000.00	969.57	3.09
5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	1.77
Advisor Class	1,000.00	1,023.04	1.92
Retail Class	1,000.00	1,021.79	3.18

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class, 0.38% for the Advisor Class and 0.63% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 3/31/2017
Net assets	$284.16 million
Number of issues	200
Portfolio turnover rate	59%
Option-adjusted duration	5.69 years
Average maturity‡	8.87 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	27

Money Market Fund

Portfolio composition

% of net assets
as of 3/31/2017
U.S. government agency securities	62.1
U.S. Treasury securities	21.5
Floating-rate securities, government	16.3
Other assets & liabilities, net	0.1
Total	100.0

Net annualized yield

(for the 7 days ended 3/28/2017)*

	Current yield	Effective yield
Money Market Fund§
Institutional Class	0.54%	0.54%
Advisor Class	0.54	0.54
Premier Class	0.39	0.39
Retirement Class	0.29	0.29
Retail Class	0.19	0.19
iMoneyNet Money Fund
Averages–All Government‡	0.29	0.29

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance for the twelve months ended March 31, 2017

The Money Market Fund returned 0.34% for the Institutional Class, compared with the 0.12% return of the iMoneyNet Money Fund AveragesTM—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. The table below shows returns for all share classes of the fund.

Federal Reserve boosts short-term rates twice as the economy continues to grow

The U.S. economy continued to grow during the twelve-month period, prompting the Federal Reserve to raise its federal funds target rate twice—first in mid-December 2016, to a range of 0.50%–0.75%, and again on March 15, 2017, to a range of 0.75%–1.00%. In the third and fourth quarters of 2016, economic growth increased by annualized rates of 3.5% and 2.1%, respectively. Each figure reflects the government’s third estimate of gross domestic product (GDP), which measures the value of all goods and services produced in the nation. Growth

Performance as of March 31, 2017

Money Market Fund§			Total	Average annual				Annual operating
			return	total return				expenses*
		Inception
	Ticker	date	1 year	5 years		10 years		gross	net
Institutional Class	TCIXX	7/1/99	0.34%	0.10%		0.78%		0.14%	0.14%
Advisor Class	TMHXX	12/4/15	0.29	0.08	†	0.77	†	0.24	0.24
Premier Class	TPPXX	9/30/09	0.19	0.04		0.73	†	0.29	0.29
Retirement Class	TIEXX	3/31/06	0.09	0.02		0.66		0.39	0.39
Retail Class	TIRXX	3/31/06	0.03	0.01		0.69		0.48	0.48
iMoneyNet Money Fund Averages–All Government‡		–	0.12	0.03		0.52		–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You could lose money over short or long periods by investing in this fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund’s sponsor has no legal obligation to provide support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. For a detailed discussion of risk, please see the prospectus.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2017, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.
‡	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating rate notes, and you cannot invest directly in it. Effective October 1, 2016, the iMoneyNet Money Fund Averages—All Taxable peer group was changed to the iMoneyNet Money Fund Averages—All Government.

§	Beginning August 27, 2013, the fund’s adviser is reimbursing certain fund expenses. Beginning January 1, 2013, part or all of the 12b-1 distribution expenses of the Retail Class are being waived. Prior to that, beginning August 18, 2009 part or all of the 12b-1 distribution expenses were not being reimbursed to the fund’s distributor. Also, beginning August 18, 2009 part or all of the service fees of the Retirement Class are being voluntarily waived. Beginning October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class are being voluntarily waived. Without these changes, the 7-day current and effective net annualized yields and total returns for the fund would have been lower. The suspension of reimbursements and the addition of waivers are voluntary and may be discontinued at any time without notice.

28	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

receded to a tepid 0.7% in the first quarter of 2017 (according to the government’s first estimate), as consumer spending slipped despite a robust stock market and a rise in business investment.

As economic growth picked up during the latter half of the period, the Fed’s confidence in the U.S. economy’s strength appeared to increase as well. After its most recent rate hike in March 2017, the Fed indicated that it might hike rates at least one or two more times this year. As a result of the Fed’s actions and signals, yields on LIBOR—a key interest-rate benchmark for money market funds—saw impressive gains. For the twelve months, one-month LIBOR yields more than doubled, rising from 0.44% on April 1, 2016, to 0.98% on March 31, 2017. Over the same period, three-month LIBOR rose from 0.63% to 1.15%; six-month LIBOR rose from 0.90% to 1.42%; and twelve-month LIBOR rose from 1.21% to 1.80%. (LIBOR is an indication of the interest rates that banks expect to pay to other banks for loans on the London market and is the most widely used benchmark for short-term rates.)

Fund restructuring becomes effective

As a result of amendments to the Securities and Exchange Commission (SEC) regulations concerning all money market funds, the fund’s board approved the conversion of the fund to a “government money market fund” (a “government fund”). This restructuring became effective on October 14, 2016. As a government fund, the Money Market Fund invests 99.5% or more of its total assets in cash, U.S. government securities and/or repurchase agreements (“repos”) collateralized fully by cash or U.S. government securities. Many other U.S. money market funds also have restructured as government funds, resulting in an increase in demand for short-term U.S. Treasuries and other short-term U.S. government securities.

The fund outpaces the iMoneyNet average

In this environment of rising interest rates, the return of the Money Market Fund surpassed that of the iMoneyNet government fund average for the twelve-month period. In pursuit of additional yield, the fund held longer-dated floating-rate government agency paper. This strategy was generally successful, since the short-term yield curve steepened—i.e., longer maturities increased more than shorter maturities—due to the market’s anticipation of further rate hikes by the Fed. As of March 28, 2017, the fund’s weighted average maturity was 50 days, versus 39 days for the iMoneyNet government fund average, and this positioning was also beneficial for the fund’s performance. (iMoneyNet releases their data on a weekly basis, and March 28 was the last date of release for the month.)

Expense example

Six months ended March 31, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Money	value	value	(10/1/16-
Market Fund	(10/1/16)	(3/31/17)	3/31/17)
Actual return
Institutional Class	$1,000.00	$1,001.86	$0.70
Advisor Class	1,000.00	1,001.85	0.70
Premier Class	1,000.00	1,001.11	1.45
Retirement Class	1,000.00	1,000.61	1.95
Retail Class	1,000.00	1,000.26	2.29
5% annual hypothetical return
Institutional Class	1,000.00	1,024.23	0.71
Advisor Class	1,000.00	1,024.23	0.71
Premier Class	1,000.00	1,023.49	1.46
Retirement Class	1,000.00	1,022.99	1.97
Retail Class	1,000.00	1,022.64	2.32

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.14% for the Institutional Class, 0.14% for the Advisor Class, 0.29% for the Premier Class, 0.39% for the Retirement Class and 0.46% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 3/31/2017
Net assets	$919.46 million
Number of issues	176

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	29

Summary portfolio of investments

Bond Fund  ■  March 31, 2017

			% of net
Principal	Issuer	Value	assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS		$628,368	0.0%
CAPITAL GOODS		4,847,376	0.1
COMMERCIAL & PROFESSIONAL SERVICES		8,970,570	0.3
CONSUMER DURABLES & APPAREL		363,114	0.0
CONSUMER SERVICES		7,652,515	0.2
ENERGY		2,084,365	0.1
FOOD & STAPLES RETAILING		1,099,737	0.0
FOOD, BEVERAGE & TOBACCO		1,261,375	0.0
HEALTH CARE EQUIPMENT & SERVICES		10,863,485	0.3
INSURANCE		1,491,913	0.0
MATERIALS		8,335,205	0.2
MEDIA		10,979,048	0.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		1,127,562	0.0
REAL ESTATE		733,843	0.0
RETAILING		3,090,269	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,506,962	0.0
SOFTWARE & SERVICES		5,608,989	0.1
TECHNOLOGY HARDWARE & EQUIPMENT		2,164,400	0.1
TELECOMMUNICATION SERVICES		398,316	0.0
TRANSPORTATION		4,649,198	0.1
UTILITIES		1,498,594	0.0
TOTAL BANK LOAN OBLIGATIONS (Cost $79,310,269)		79,355,204	1.9

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS		24,748,774	0.6
BANKS		224,838,566	5.5
CAPITAL GOODS		45,864,205	1.1
COMMERCIAL & PROFESSIONAL SERVICES		31,228,580	0.8
CONSUMER DURABLES & APPAREL		9,749,710	0.2
CONSUMER SERVICES		21,051,847	0.5
DIVERSIFIED FINANCIALS		145,952,632	3.5
ENERGY		115,449,814	2.8
FOOD & STAPLES RETAILING		39,792,954	1.0
FOOD, BEVERAGE & TOBACCO		34,867,206	0.8
HEALTH CARE EQUIPMENT & SERVICES		32,046,695	0.8
HOUSEHOLD & PERSONAL PRODUCTS		1,138,971	0.0
INSURANCE		57,107,432	1.4
MATERIALS		68,724,699	1.7
MEDIA		63,646,772	1.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		90,556,370	2.2
				% of net
Principal		Issuer	Value	assets
REAL ESTATE			$56,354,529	1.4%
RETAILING			43,282,548	1.1
SOFTWARE & SERVICES
		Microsoft Corp
$14,000,000		2.400%, 08/08/26	13,237,154	0.3
		Other	16,344,080	0.4
			29,581,234	0.7
TECHNOLOGY HARDWARE & EQUIPMENT			41,121,057	1.0
TELECOMMUNICATION SERVICES
		Deutsche Telekom International Finance BV
15,000,000	g	1.950%, 09/19/21	14,488,410	0.4
		Other	44,972,768	1.0
			59,461,178	1.4
TRANSPORTATION			35,103,444	0.9
UTILITIES			189,932,053	4.6
	TOTAL CORPORATE BONDS (Cost $1,461,193,608)		1,461,601,270	35.5
GOVERNMENT BONDS
AGENCY SECURITIES			23,334,601	0.6
FOREIGN GOVERNMENT BONDS			155,826,189	3.8
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
15,135,465		3.500%, 10/01/45	15,562,766	0.4
12,898,153		4.000%, 12/01/45	13,637,986	0.3
35,295,885		3.500%, 08/01/46	36,265,086	0.9
		Federal National Mortgage Association (FNMA)
18,000,000	h	3.000%, 05/25/32	18,426,093	0.4
15,528,056		4.000%, 09/01/45	16,454,327	0.4
12,000,000		4.000%, 06/25/47	12,534,974	0.3
22,096,621		3.000%, 11/01/46	21,928,747	0.5
24,033,290		3.000%, 12/01/46	23,850,702	0.6
22,000,000	h	3.500%, 05/25/47	22,457,189	0.5
29,000,000	h	4.000%, 05/25/47	30,359,373	0.7
24,000,000	h	3.500%, 06/25/47	24,446,251	0.6
13,000,000	h	4.500%, 06/25/47	13,891,211	0.3
251,195,926		2.500%-8.000%, 07/01/24-06/25/47	257,804,558	6.3
		Government National Mortgage Association (GNMA)
36,828,562		3.000%, 01/20/47	37,194,899	0.9
18,923,903		3.500%, 01/20/47	19,641,716	0.5
32,000,000	h	3.500%, 03/20/47	33,213,811	0.8
		Other	51,744,597	1.4
			649,414,286	15.8
MUNICIPAL BONDS
		California State University
28,410,000		3.899%, 11/01/47	28,138,968	0.7
		Florida State Board of Administration Finance Corp
15,000,000		2.163%, 07/01/19	15,118,800	0.4
		State of Michigan
13,000,000		1.779%, 11/01/21	12,689,820	0.3
		University of California
15,000,000		1.910%, 05/15/21	14,766,150	0.4
		Other	150,433,353	3.6
			221,147,091	5.4

30	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Fund ■ March 31, 2017

				% of net
Principal		Issuer	Value	assets
U.S. TREASURY SECURITIES
		United States Treasury Bond
$61,050,000		3.500%, 02/15/39	$67,171,667	1.6%
16,015,000		3.875%, 08/15/40	18,509,208	0.4
18,380,000		2.500%, 05/15/46	16,454,401	0.4
45,920,000		2.875%, 11/15/46	44,538,818	1.1
16,700,000		3.000%, 02/15/47	16,631,497	0.4
		United States Treasury Note
35,650,000		2.250%, 12/31/23	35,769,748	0.9
39,000,000		2.125%, 02/29/24	38,780,625	0.9
25,775,000		2.250%, 02/15/27	25,442,734	0.6
53,427,000		0.750%-2.125%, 05/31/18-09/30/23	52,322,098	1.3
		Other	12,547,302	0.4
			328,168,098	8.0
	TOTAL GOVERNMENT BONDS (Cost $1,385,458,447)		1,377,890,265	33.6
STRUCTURED ASSETS
ASSET BACKED
		Domino’s Pizza Master Issuer LLC
		Series 2012-1A (Class A2)
12,437,215	g	5.216%, 01/25/42	12,599,309	0.3
		New Residential Mortgage Loan Trust
		Series 2017-1A (Class A1)
29,484,758	g,i	4.000%, 02/25/57	30,403,341	0.7
		Sierra Receivables Funding Co LLC
		Series 2017-1A (Class A)
18,425,000	g	2.910%, 03/20/34	18,535,878	0.5
		SpringCastle America Funding LLC
		Series 2016-AA (Class A)
14,123,828	g	3.050%, 04/25/29	14,210,447	0.3
		Other	400,798,901	9.7
			476,547,876	11.5
OTHER MORTGAGE BACKED
		COBALT CMBS Commercial Mortgage Trust
		Series 2007-C3 (Class AM)
45,189,400	i	5.771%, 05/15/46	45,916,635	1.1
		Connecticut Avenue Securities
		Series 2016-C05 (Class 2M1)
17,185,679	i	2.332%, 01/25/29	17,281,893	0.4
		Series 2016-C04 (Class 1M1)
15,384,125	i	2.432%, 01/25/29	15,552,269	0.4
		Series 2017-C01 (Class 1M1)
39,585,077	g,i	2.165%, 07/25/29	39,776,210	1.0
		Greenwich Capital Commercial Funding Corp
		Series 2007-GG11 (Class AM)
23,805,000	i	5.867%, 12/10/49	24,086,763	0.6
		Morgan Stanley Capital I Trust
		Series 2016-UB11 (Class ASB)
13,000,000		2.606%, 08/15/49	12,783,508	0.3
		Sequoia Mortgage Trust
		Series 2017-3 (Class A4)
14,500,000	g,i	3.500%, 04/25/47	14,710,699	0.4
		Structured Agency Credit Risk Debt Note (STACR)
		Series 2014-HQ2 (Class M2)
17,005,000	i	3.182%, 09/25/24	17,496,813	0.4
		Series 2016-DNA3 (Class M1)
17,324,394	i	2.082%, 12/25/28	17,389,224	0.4
63,387,303	i	1.782%-4.782%, 01/25/25-07/25/29	64,238,024	1.6
				% of net
Principal		Issuer	Value	assets
OTHER MORTGAGE BACKED—continued
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C34 (Class AJ)
$23,750,038	i	6.132%, 05/15/46	$23,832,439	0.6%
		Series 2007-C32 (Class AMFX)
22,000,000	g	5.703%, 06/15/49	22,220,623	0.5
		Series 2007-C32 (Class AJ)
23,475,000	i	5.750%, 06/15/49	23,004,052	0.6
		Other	270,614,646	6.4
			608,903,798	14.7
	TOTAL STRUCTURED ASSETS (Cost $1,086,323,899)		1,085,451,674	26.2
	TOTAL BONDS (Cost $3,932,975,954)		3,924,943,209	95.3

Shares		Company
COMMON STOCKS
ENERGY			85,924	0.0
	TOTAL COMMON STOCKS (Cost $85,924)		85,924	0.0
PREFERRED STOCKS
ENERGY			22,125	0.0
	TOTAL PREFERRED STOCKS (Cost $22,125)		22,125	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$50,000,000		0.700%, 04/05/17	49,998,100	1.2
			49,998,100	1.2
TREASURY DEBT
		United States Treasury Bill
25,000,000		0.463%, 04/06/17	24,998,900	0.6
81,500,000		0.445%-0.524%, 04/13/17	81,483,700	2.0
60,200,000		0.531%-0.705%, 04/20/17	60,179,291	1.5
53,000,000		0.547%-0.741%, 04/27/17	52,974,560	1.2
			219,636,451	5.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $269,633,590)		269,634,551	6.5
	TOTAL PORTFOLIO (Cost $4,282,027,862)		4,274,041,013	103.7
	OTHER ASSETS & LIABILITIES, NET		(153,620,469)	(3.7)
	NET ASSETS		$4,120,420,544	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/17, the aggregate value of these securities, including those in “Other,” was $856,383,425 or 20.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	31

Summary portfolio of investments

Bond Index Fund  ■  March 31, 2017

				% of net
Principal		Issuer	Value	assets
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			$11,086,051	0.1%
BANKS			298,875,245	3.9
CAPITAL GOODS			65,892,093	0.9
COMMERCIAL & PROFESSIONAL SERVICES			32,629,071	0.4
CONSUMER DURABLES & APPAREL			9,825,960	0.1
CONSUMER SERVICES			22,642,371	0.3
DIVERSIFIED FINANCIALS			239,522,284	3.2
ENERGY			176,052,438	2.3
FOOD & STAPLES RETAILING			23,748,831	0.3
FOOD, BEVERAGE & TOBACCO			98,807,832	1.3
HEALTH CARE EQUIPMENT & SERVICES			43,120,557	0.6
HOUSEHOLD & PERSONAL PRODUCTS			8,703,986	0.1
INSURANCE			81,547,400	1.1
MATERIALS			61,817,250	0.8
MEDIA			62,156,387	0.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			122,139,911	1.6
REAL ESTATE			50,850,100	0.7
RETAILING			48,299,798	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			10,711,355	0.1
SOFTWARE & SERVICES			72,849,121	1.0
TECHNOLOGY HARDWARE & EQUIPMENT			73,616,478	1.0
TELECOMMUNICATION SERVICES			104,089,832	1.4
TRANSPORTATION			46,831,740	0.7
UTILITIES			186,278,665	2.5
	TOTAL CORPORATE BONDS (Cost $1,931,093,194)		1,952,094,756	25.8
GOVERNMENT BONDS
AGENCY SECURITIES			168,948,553	2.2
FOREIGN GOVERNMENT BONDS			311,232,447	4.1
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
$31,694,363		3.000%, 04/01/46	31,419,254	0.4
462,695,952		2.500%-8.000%, 05/01/17-02/01/47	477,663,394	6.3
		Federal National Mortgage Association (FNMA)
29,483,204		3.000%, 11/01/46	29,259,212	0.4
896,134,161		1.739%-8.000%, 04/01/17-07/01/55	922,137,391	12.2
		Government National Mortgage Association (GNMA)
26,965,901		3.500%, 02/20/45	27,988,761	0.4
33,384,084		3.500%, 09/20/46	34,650,396	0.5
29,931,028		3.000%, 02/20/47	30,228,755	0.4
29,937,409	h	3.500%, 02/20/47	31,072,982	0.4
467,701,273		2.125%-8.500%, 02/15/18-01/20/47	486,281,044	6.4
		Other	47,303,467	0.6
			2,118,004,656	28.0

			% of net
Principal	Issuer	Value	assets
MUNICIPAL BONDS		$68,280,253	0.9%
U.S. TREASURY SECURITIES
	United States Treasury Bond
$26,060,000	5.250%, 02/15/29	33,405,662	0.4
41,983,000	3.500%, 02/15/39	46,192,761	0.6
26,350,000	4.375%, 05/15/41	32,806,778	0.4
337,429,000	2.250%-5.250%, 11/15/28-02/15/47	351,321,031	4.6
	United States Treasury Note
58,500,000	0.750%, 10/31/17	58,431,438	0.8
40,350,000	1.500%, 08/31/18	40,528,105	0.5
28,000,000	1.250%, 10/31/18	28,019,684	0.4
30,000,000	1.500%, 02/28/19	30,138,270	0.4
36,000,000	1.625%, 03/31/19	36,248,904	0.5
40,750,000	1.500%, 05/31/19	40,918,746	0.5
40,000,000	1.625%, 06/30/19	40,254,680	0.5
50,500,000	1.625%, 08/31/19	50,795,879	0.7
38,500,000	1.750%, 09/30/19	38,835,373	0.5
29,000,000	1.500%, 10/31/19	29,053,244	0.4
57,000,000	1.500%, 11/30/19	57,089,034	0.8
33,500,000	1.625%, 12/31/19	33,647,869	0.4
36,500,000	1.250%, 01/31/20	36,261,910	0.5
78,500,000	1.375%, 02/29/20	78,190,318	1.0
50,000,000	1.500%, 05/31/20	49,869,150	0.7
45,000,000	1.625%, 06/30/20	45,033,390	0.6
34,000,000	1.375%, 08/31/20	33,682,576	0.4
30,000,000	1.375%, 09/30/20	29,697,660	0.4
40,000,000	1.375%, 10/31/20	39,559,360	0.5
50,000,000	1.625%, 11/30/20	49,847,650	0.7
48,500,000	1.375%, 01/31/21	47,816,053	0.6
50,000,000	1.250%, 03/31/21	48,960,950	0.6
55,000,000	1.375%, 04/30/21	54,071,875	0.7
65,000,000	1.375%, 05/31/21	63,837,085	0.8
39,000,000	1.125%, 07/31/21	37,819,353	0.5
27,610,000	2.125%, 08/15/21	27,933,562	0.4
40,000,000	1.125%, 08/31/21	38,750,000	0.5
30,185,000	1.125%, 09/30/21	29,200,456	0.4
50,000,000	1.250%, 10/31/21	48,595,700	0.6
57,000,000	1.750%, 11/30/21	56,623,686	0.7
51,700,000	2.000%, 12/31/21	51,893,875	0.7
60,000,000	1.875%, 02/28/22	59,864,040	0.8
46,000,000	1.875%, 03/31/22	45,874,236	0.6
42,005,000	2.250%, 11/15/24	41,886,882	0.6
37,000,000	2.125%, 05/15/25	36,433,456	0.5
37,000,000	2.000%, 08/15/25	36,021,535	0.5
30,000,000	2.250%, 11/15/25	29,738,670	0.4
44,500,000	1.625%, 02/15/26	41,833,471	0.6
30,000,000	1.625%, 05/15/26	28,134,360	0.4
601,250,500	0.750%-8.000%, 05/31/18-02/15/27	602,195,955	8.0
		2,737,314,672	36.1

	TOTAL GOVERNMENT BONDS (Cost $5,415,741,957)	5,403,780,581	71.3
STRUCTURED ASSETS
ASSET BACKED		66,252,561	0.9
OTHER MORTGAGE BACKED		111,004,285	1.5

	TOTAL STRUCTURED ASSETS (Cost $177,681,866)	177,256,846	2.4

	TOTAL BONDS (Cost $7,524,517,017)	7,533,132,183	99.5

32	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Index Fund ■ March 31, 2017

			% of net
Principal	Issuer	Value	assets
SHORT-TERM INVESTMENTS
CORPORATE DEBT		$99,966	0.0%
		99,966	0.0
GOVERNMENT AGENCY DEBT		9,350,000	0.1
		9,350,000	0.1
TREASURY DEBT
	United States Treasury Bill
$36,740,000	0.540%-0.700%, 04/20/17	36,727,362	0.5
31,885,000	0.680%-0.745%, 04/27/17	31,869,695	0.4
	Other	23,658,959	0.3
		92,256,016	1.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $101,704,700)	101,705,982	1.3
	TOTAL PORTFOLIO (Cost $7,626,221,717)	7,634,838,165	100.8
	OTHER ASSETS & LIABILITIES, NET	(66,957,131)	(0.8)
	NET ASSETS	$7,567,881,034	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $36,674,810 or 0.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	33

Summary portfolio of investments

Bond Plus Fund  ■  March 31, 2017

			% of net
Principal	Issuer	Value	assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS		$5,825,744	0.2%
CAPITAL GOODS		4,335,013	0.1
COMMERCIAL & PROFESSIONAL SERVICES		14,468,326	0.4
CONSUMER DURABLES & APPAREL		1,911,037	0.1
CONSUMER SERVICES		23,440,551	0.7
ENERGY		1,583,279	0.0
FOOD & STAPLES RETAILING		6,837,534	0.3
HEALTH CARE EQUIPMENT & SERVICES		15,338,770	0.4
INSURANCE		4,988,180	0.1
MATERIALS		6,064,085	0.2
MEDIA		9,293,366	0.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		1,668,057	0.1
REAL ESTATE		4,188,451	0.1
RETAILING		7,612,738	0.2
SOFTWARE & SERVICES		11,579,552	0.3
TECHNOLOGY HARDWARE & EQUIPMENT		1,490,120	0.0
TELECOMMUNICATION SERVICES		1,194,949	0.0
UTILITIES		1,006,250	0.0
TOTAL BANK LOAN OBLIGATIONS (Cost $122,554,921)
		122,826,002	3.5
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS		26,759,998	0.8
BANKS		155,161,194	4.4
CAPITAL GOODS		26,287,666	0.7
COMMERCIAL & PROFESSIONAL SERVICES		30,457,276	0.9
CONSUMER DURABLES & APPAREL		15,101,222	0.4
CONSUMER SERVICES		37,740,253	1.1
DIVERSIFIED FINANCIALS
	General Motors Financial Co, Inc
$15,000,000	2.400%, 04/10/18	15,076,020	0.4
	Other	129,391,152	3.6
		144,467,172	4.0
ENERGY		110,150,955	3.1
FOOD & STAPLES RETAILING		27,572,701	0.8
FOOD, BEVERAGE & TOBACCO		28,735,862	0.8
HEALTH CARE EQUIPMENT & SERVICES		31,366,153	0.9
HOUSEHOLD & PERSONAL PRODUCTS		1,066,025	0.0
INSURANCE		33,073,979	0.9
MATERIALS		69,715,294	2.0
				% of net
Principal		Issuer	Value	assets
MEDIA			$57,332,028	1.6%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			57,262,639	1.6
REAL ESTATE			36,324,719	1.0
RETAILING			29,220,493	0.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			821,791	0.0
SOFTWARE & SERVICES			23,860,210	0.7
TECHNOLOGY HARDWARE & EQUIPMENT			30,135,500	0.8
TELECOMMUNICATION SERVICES			45,603,162	1.3
TRANSPORTATION			32,620,028	0.9
UTILITIES			111,157,322	3.1
	TOTAL CORPORATE BONDS (Cost $1,155,869,712)		1,161,993,642	32.6
GOVERNMENT BONDS
AGENCY SECURITIES			2,548,549	0.1
FOREIGN GOVERNMENT BONDS			105,513,192	2.9
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
$11,885,217		3.500%, 10/01/45	12,220,757	0.3
13,808,163		4.000%, 12/01/45	14,600,195	0.4
37,796,927	h	3.500%, 08/01/46	38,834,805	1.1
		Federal National Mortgage Association (FNMA)
16,000,000	h	3.000%, 05/25/32	16,378,749	0.5
10,792,917		4.000%, 01/01/46	11,410,493	0.3
15,008,672		3.000%, 11/01/46	14,894,647	0.4
26,194,080	h	3.000%, 12/01/46	25,995,075	0.7
10,441,382		3.500%, 02/01/47	10,687,506	0.3
13,000,000	h	3.500%, 05/25/47	13,270,157	0.4
15,000,000	h	4.000%, 05/25/47	15,703,124	0.4
20,000,000	h	3.500%, 06/25/47	20,371,876	0.6
11,000,000	h	4.500%, 06/25/47	11,754,102	0.3
202,154,983		2.500%-9.000%, 03/01/23-06/25/47	206,851,582	5.8
		Government National Mortgage Association (GNMA)
29,860,997		3.000%, 01/20/47	30,158,027	0.9
15,935,918		3.500%, 01/20/47	16,540,393	0.5
25,000,000	h	3.500%, 03/20/47	25,948,290	0.7
		Other	63,631,346	1.8
			549,251,124	15.4
MUNICIPAL BONDS
		State of Illinois
15,000,000		5.000%, 02/01/19	15,557,250	0.4
9,700,000		5.000%, 02/01/20	10,188,589	0.3
		Other	197,159,167	5.6
			222,905,006	6.3
U.S. TREASURY SECURITIES
		United States Treasury Bond
15,000,000		4.500%, 05/15/38	19,019,535	0.5
40,000,000		4.375%, 11/15/39	49,632,800	1.4
25,000,000		4.375%, 05/15/40	31,033,200	0.9
11,165,000	l	2.875%, 08/15/45	10,823,943	0.3
27,815,000		2.500%, 02/15/46	24,918,318	0.7
25,716,000		2.500%, 05/15/46	23,021,838	0.6

34	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Plus Fund  ■  March 31, 2017

				% of net
Principal		Issuer	Value	assets
U.S. TREASURY SECURITIES—continued
		United States Treasury Note
$30,000,000		1.375%, 01/31/21	$29,576,940	0.8%
15,000,000		2.250%, 07/31/21	15,246,090	0.4
20,000,000		2.125%, 09/30/21	20,204,680	0.6
30,000,000		2.000%, 10/31/21	30,133,590	0.8
14,290,000		1.875%, 02/28/22	14,257,619	0.4
55,000,000		1.875%, 08/31/22	54,570,340	1.5
60,000,000		1.875%, 10/31/22	59,423,460	1.7
25,000,000		2.000%, 11/30/22	24,902,350	0.7
34,490,000		1.375%, 06/30/23	32,943,330	0.9
37,205,000		1.250%, 07/31/23	35,206,682	1.0
43,100,000		1.375%, 08/31/23	41,062,835	1.2
20,120,000		1.375%, 09/30/23	19,146,232	0.5
15,000,000		2.750%, 11/15/23	15,527,925	0.4
34,400,000		2.250%, 12/31/23	34,515,550	1.0
22,500,000		2.250%, 01/31/24	22,564,170	0.6
25,000,000		2.125%, 02/29/24	24,859,375	0.7
20,000,000		2.125%, 03/31/24	19,875,780	0.6
11,844,000		2.250%, 02/15/27	11,691,319	0.3
10,000,000		4.250%, 05/15/39	12,208,590	0.3
42,170,000		1.125%–2.000%, 02/28/19–05/31/23	41,643,993	1.2
		Other	17,637,306	0.7
			735,647,790	20.7
	TOTAL GOVERNMENT BONDS (Cost $1,631,217,265)		1,615,865,661	45.4
STRUCTURED ASSETS
ASSET BACKED			253,675,404	7.1
OTHER MORTGAGE BACKED
		COBALT CMBS Commercial Mortgage Trust Series 2007-C3 (Class AJ)
16,500,000	i	5.771%, 05/15/46	16,789,347	0.5
		Sequoia Mortgage Trust Series 2017-3 (Class A4)
16,500,000	g,i	3.500%, 04/25/47	16,739,762	0.5
		Wachovia Bank Commercial Mortgage Trust Series 2007-C31 (Class AJ)
14,875,000	i	5.660%, 04/15/47	14,924,599	0.4
		Series 2007-C32 (Class AJ)
19,770,000	i	5.750%, 06/15/49	19,373,380	0.5
44,541,757	g,i	5.413%-6.219%, 12/15/43-02/15/51	44,335,399	1.2
		Other	191,987,184	5.4
			304,149,671	8.5
	TOTAL STRUCTURED ASSETS (Cost $558,513,550)		557,825,075	15.6
	TOTAL BONDS (Cost $3,345,600,527)		3,335,684,378	93.6
			% of net
Shares	Company	Value	assets
COMMON STOCKS
ENERGY		$343,709	0.0%
	TOTAL COMMON STOCKS (Cost $343,709)	343,709	0.0
PREFERRED STOCKS
ENERGY		88,450	0.0
	TOTAL PREFERRED STOCKS (Cost $88,450)	88,450	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$32,100,000	0.700%, 04/05/17	32,098,780	0.9
		32,098,780	0.9
TREASURY DEBT
	United States Treasury Bill
137,300,000	0.501%-0.726%, 04/27/17	137,234,096	3.9
22,600,000	0.691%, 07/06/17	22,555,252	0.6
	Other	5,598,074	0.1
		165,387,422	4.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $197,485,027)	197,486,202	5.5
	TOTAL PORTFOLIO (Cost $3,666,072,634)	3,656,428,741	102.6
	OTHER ASSETS & LIABILITIES, NET	(93,753,873)	(2.6)
	NET ASSETS	$3,562,674,868	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/17, the aggregate value of these securities, including those in “Other,” was $623,743,953 or 17.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	35

Summary portfolio of investments

High-Yield Fund  ■  March 31, 2017

				% of net
Principal		Issuer	Value	assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS			$11,952,236	0.3%
CAPITAL GOODS			1,686,725	0.1
COMMERCIAL & PROFESSIONAL SERVICES			22,267,752	0.6
CONSUMER DURABLES & APPAREL			8,240,961	0.2
CONSUMER SERVICES			38,876,897	1.1
ENERGY			21,772,489	0.6
FOOD & STAPLES RETAILING			13,016,250	0.4
HEALTH CARE EQUIPMENT & SERVICES			10,976,811	0.3
INSURANCE			8,267,665	0.2
MATERIALS			22,244,912	0.6
MEDIA			8,518,462	0.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,676,033	0.1
REAL ESTATE			9,347,804	0.3
RETAILING			4,809,400	0.2
SOFTWARE & SERVICES			22,287,721	0.6
UTILITIES			18,557,512	0.5
	TOTAL BANK LOAN OBLIGATIONS (Cost $228,533,346)		227,499,630	6.4
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			55,598,176	1.6
BANKS			48,365,051	1.4
CAPITAL GOODS			65,619,487	1.9
COMMERCIAL & PROFESSIONAL SERVICES
		United Rentals North America, Inc
$16,425,000		5.500%, 07/15/25	16,917,750	0.5
		XPO Logistics, Inc
16,000,000	g	6.500%, 06/15/22	16,800,000	0.5
		Other	98,270,177	2.8
			131,987,927	3.8
CONSUMER DURABLES & APPAREL
		Lennar Corp
14,500,000		4.750%, 04/01/21	15,116,250	0.4
		Other	43,694,372	1.2
			58,810,622	1.6
CONSUMER SERVICES
		International Game Technology
14,785,000	g	6.500%, 02/15/25	15,746,025	0.4
		Prime Security Services Borrower LLC
52,225,000	g	9.250%, 05/15/23	57,251,656	1.6
		Scientific Games International, Inc
14,500,000	g	7.000%, 01/01/22	15,496,875	0.4
16,000,000		10.000%, 12/01/22	17,060,000	0.5
				% of net
Principal		Issuer	Value	assets
CONSUMER SERVICES—continued
		Six Flags Entertainment Corp
$22,500,000	g,h	4.875%, 07/31/24	$22,204,688	0.6%
		Other	151,584,789	4.3
			279,344,033	7.8
DIVERSIFIED FINANCIALS
		Navient Corp
50,255,000		4.875%-7.250%, 01/15/19-03/25/24	50,932,875	1.4
		Other	129,893,655	3.7
			180,826,530	5.1
ENERGY
		AmeriGas Partners LP
36,300,000		5.500%-5.875%, 05/20/24-05/20/27	36,067,875	1.0
		Dynegy, Inc
19,485,000		6.750%, 11/01/19	20,020,837	0.6
		Exterran Partners LP
14,900,000		6.000%, 04/01/21	14,788,250	0.4
		Range Resources Corp
22,825,000	g	5.750%, 06/01/21	23,395,625	0.7
		Tesoro Corp
14,500,000	g	4.750%, 12/15/23	14,965,305	0.4
		Transocean, Inc
15,650,000		8.125%, 12/15/21	16,354,250	0.5
		Other	394,312,693	11.1
			519,904,835	14.7
FOOD & STAPLES RETAILING
		Fresh Market, Inc
30,685,000	g	9.750%, 05/01/23	24,778,137	0.7
		Other	35,570,950	1.0
			60,349,087	1.7
FOOD, BEVERAGE & TOBACCO			13,681,750	0.4
HEALTH CARE EQUIPMENT & SERVICES
		Change Healthcare Holdings LLC
16,000,000	g	5.750%, 03/01/25	16,400,000	0.5
		HCA, Inc
13,600,000		7.500%, 02/15/22	15,555,000	0.4
41,200,000		4.500%-7.500%, 02/15/20-11/06/33	43,481,513	1.2
		Other	90,416,366	2.5
			165,852,879	4.6
HOUSEHOLD & PERSONAL PRODUCTS			4,704,000	0.1
INSURANCE			8,903,125	0.3
MATERIALS
		Berry Plastics Corp
17,025,000		6.000%, 10/15/22	18,003,938	0.5
		Blue Cube Spinco, Inc
20,000,000		9.750%, 10/15/23	23,950,000	0.7
		Eldorado Gold Corp
14,400,000	g	6.125%, 12/15/20	14,760,000	0.4
		Other	224,483,545	6.3
			281,197,483	7.9

36	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

High-Yield Fund  ■  March 31, 2017

				% of net
Principal		Issuer	Value	assets
MEDIA
		CCO Holdings LLC
$20,900,000		5.750%, 01/15/24	$21,736,000	0.6%
20,000,000	g	5.875%, 04/01/24	21,100,000	0.6
16,150,000	g	5.125%, 05/01/27	16,261,031	0.5
		DISH DBS Corp
15,000,000		6.750%, 06/01/21	16,190,625	0.5
		DISH Network Corp
13,860,000	g	3.375%, 08/15/26	16,744,613	0.5
		Neptune Finco Corp
14,250,000	g	10.125%, 01/15/23	16,530,000	0.5
16,150,000	g	10.875%, 10/15/25	19,420,375	0.5
		Numericable Group S.A.
17,000,000	g	6.000%, 05/15/22	17,616,250	0.5
		Time, Inc
18,000,000	g	5.750%, 04/15/22	18,720,000	0.5
		Other	190,567,700	5.4
			354,886,594	10.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			29,455,083	0.8
REAL ESTATE			34,786,468	1.0
RETAILING
		Argos Merger Sub, Inc
24,800,000	g	7.125%, 03/15/23	23,560,000	0.7
		Men’s Wearhouse, Inc
19,570,000		7.000%, 07/01/22	17,368,375	0.5
		Other	60,057,084	1.6
			100,985,459	2.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			23,518,688	0.7
SOFTWARE & SERVICES
		Open Text Corp
16,400,000	g	5.875%, 06/01/26	17,179,000	0.5
		Other	86,839,383	2.4
			104,018,383	2.9
TECHNOLOGY HARDWARE & EQUIPMENT
		CommScope, Inc
23,700,000	g	6.000%, 06/15/25	24,825,750	0.7
		Other	43,422,868	1.2
			68,248,618	1.9
TELECOMMUNICATION SERVICES
		Altice Luxembourg S.A.
18,900,000	g	7.750%, 05/15/22	20,057,625	0.6
		Frontier Communications Corp
14,095,000		8.875%, 09/15/20	14,870,225	0.4
		Sprint Corp
23,725,000		7.250%, 09/15/21	25,615,645	0.7
19,950,000		7.625%, 02/15/25	21,795,375	0.6
		T-Mobile USA, Inc
15,600,000		6.731%, 04/28/22	16,166,280	0.5
22,000,000		5.125%, 04/15/25	22,770,000	0.6
		Other	144,165,186	4.1
			265,440,336	7.5
				% of net
Principal		Issuer	Value	assets
TRANSPORTATION
		Bombardier, Inc
$14,800,000	g	7.500%, 03/15/25	$15,207,000	0.4%
		KLX, Inc
16,250,000	g	5.875%, 12/01/22	16,757,812	0.5
		Virgin Australia Holdings Ltd
15,000,000	g	7.875%, 10/15/21	15,562,500	0.4
		Other	63,755,644	1.8
			111,282,956	3.1
UTILITIES			53,417,791	1.5
	TOTAL CORPORATE BONDS (Cost $2,974,492,832)		3,021,185,361	85.2
	TOTAL BONDS (Cost $2,974,492,832)		3,021,185,361	85.2

Shares		Company
COMMON STOCKS
ENERGY			14,669,059	0.4
	TOTAL COMMON STOCKS (Cost $14,833,577)		14,669,059	0.4
PREFERRED STOCKS
ENERGY			889,875	0.0
	TOTAL PREFERRED STOCKS (Cost $889,875)		889,875	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$38,850,000		0.450%-0.500%, 04/03/17	38,850,000	1.1
23,025,000		0.611%, 05/04/17	23,010,517	0.6
			61,860,517	1.7
TREASURY DEBT
		United States Treasury Bill
27,830,000		0.495%, 04/06/17	27,828,776	0.8
21,800,000		0.498%, 04/13/17	21,795,640	0.6
35,410,000		0.480%-0.556%, 04/20/17	35,397,819	1.0
36,850,000		0.492%, 04/27/17	36,832,312	1.0
19,920,000		0.707%, 05/25/17	19,899,642	0.6
22,000,000		0.512%, 06/22/17	21,963,524	0.6
30,470,000		0.846%, 08/24/17	30,372,252	0.9
			194,089,965	5.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $255,962,790)		255,950,482	7.2
	TOTAL PORTFOLIO (Cost $3,474,712,420)		3,520,194,407	99.2
	OTHER ASSETS & LIABILITIES, NET		28,713,515	0.8
	NET ASSETS		$3,548,907,922	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	37

Summary portfolio of investments	concluded

High-Yield Fund  ■  March 31, 2017

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/17, the aggregate value of these securities, including those in “Other,” was $1,402,834,824 or 39.5% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

38	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments

Inflation-Linked Bond Fund   ■  March 31, 2017

Principal		Issuer	Value	% of net assets
BONDS

GOVERNMENT BONDS

AGENCY SECURITIES
		HNA 2015 LLC
$2,715,659		2.369%, 09/18/27	$2,688,122	0.1%
		Montefiore Medical Center
9,845,000		2.895%, 04/20/32	9,532,736	0.4
		Private Export Funding Corp (PEFCO)
3,500,000		2.300%, 09/15/20	3,542,546	0.1
3,000,000		3.250%, 06/15/25	3,088,791	0.1
		Reliance Industries Ltd
5,921,053		2.444%, 01/15/26	5,914,226	0.2
		Tunisia Government AID Bonds
4,375,000		1.416%, 08/05/21	4,247,583	0.2
		Ukraine Government AID Bonds
3,000,000		1.847%, 05/29/20	3,005,022	0.1
15,000,000		1.471%, 09/29/21	14,650,440	0.6
			46,669,466	1.8
MORTGAGE BACKED
		Government National Mortgage Association (GNMA)
6,591,889		3.700%, 10/15/33	6,931,474	0.3
			6,931,474	0.3
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
137,488,197	k	0.125%, 04/15/18	138,652,722	5.5
44,277,930	k	1.375%, 07/15/18	45,796,574	1.8
43,421,247	k	2.125%, 01/15/19	45,676,156	1.8
179,255,680	k	0.125%, 04/15/19	181,883,568	7.2
53,342,967	k	1.875%, 07/15/19	56,663,354	2.2
59,786,380	k	1.375%, 01/15/20	62,972,635	2.5
158,627,340	k	0.125%, 04/15/20	160,997,233	6.4
88,610,887	k	1.250%, 07/15/20	93,760,331	3.7
88,881,902	k	1.125%, 01/15/21	93,577,977	3.7
167,488,786	k	0.125%, 04/15/21	169,209,398	6.7
109,806,247	k	0.625%, 07/15/21	113,881,267	4.5
119,084,793	k	0.125%, 01/15/22	119,966,258	4.7
116,136,900	k	0.125%, 07/15/22	117,019,540	4.6
73,630,200	k	0.125%, 01/15/23	73,586,169	2.9
107,459,900	k	0.375%, 07/15/23	109,170,447	4.3
94,430,820	k	0.625%, 01/15/24	96,665,903	3.8
81,801,600	k	0.125%, 07/15/24	81,041,663	3.2
62,529,880	k	0.250%, 01/15/25	62,004,316	2.4
79,027,020	k	2.375%, 01/15/25	91,149,765	3.6
92,144,700	k	0.375%, 07/15/25	92,389,805	3.6
54,666,835	k	0.625%, 01/15/26	55,673,743	2.2
81,416,624	k	2.000%, 01/15/26	92,389,875	3.6
67,864,300	k	0.125%, 07/15/26	66,225,717	2.6
68,850,035	k	0.375%, 01/15/27	68,567,612	2.7
39,739,982	k	2.375%, 01/15/27	46,981,719	1.9
50,444,022	k	1.750%, 01/15/28	57,057,083	2.3
27,116,593	k	3.625%, 04/15/28	36,051,727	1.4
8,130,812	k	2.500%, 01/15/29	9,943,056	0.5
19,182,107	k	3.875%, 04/15/29	26,535,261	1.1
			2,465,490,874	97.4
	TOTAL GOVERNMENT BONDS (Cost $2,471,745,775)		2,519,091,814	99.5
	TOTAL BONDS (Cost $2,471,745,775)		2,519,091,814	99.5
Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$700,000	0.500%, 04/03/17	$700,000	0.0%
		700,000	0.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $699,981)	700,000	0.0
	TOTAL PORTFOLIO (Cost $2,472,445,756)	2,519,791,814	99.5
	OTHER ASSETS & LIABILITIES, NET	12,349,506	0.5
	NET ASSETS	$2,532,141,320	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	39

Summary portfolio of investments

Short-Term Bond Fund  ■  March 31, 2017

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$2,893,738	0.2%
COMMERCIAL & PROFESSIONAL SERVICES			497,692	0.0
CONSUMER DURABLES & APPAREL			626,568	0.0
CONSUMER SERVICES			7,511,954	0.4
DIVERSIFIED FINANCIALS			2,020,500	0.1
ENERGY			998,490	0.0
FOOD & STAPLES RETAILING			1,381,875	0.1
HEALTH CARE EQUIPMENT & SERVICES			3,081,711	0.2
MATERIALS			1,669,591	0.1
MEDIA			14,049,031	0.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,142,254	0.1
RETAILING			4,903,117	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,506,962	0.1
SOFTWARE & SERVICES			1,964,729	0.1
TECHNOLOGY HARDWARE & EQUIPMENT			2,550,597	0.1
TRANSPORTATION			1,980,293	0.1
UTILITIES			1,985,075	0.1
	TOTAL BANK LOAN OBLIGATIONS (Cost $51,588,087)		51,764,177	2.8
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			5,226,478	0.3
BANKS
		Bank of America Corp
$9,350,000		2.000%, 01/11/18	9,373,964	0.5
		Bank of America NA
10,000,000		1.650%, 03/26/18	10,005,610	0.5
		Bank of Montreal
19,000,000	g	2.500%, 01/11/22	19,041,116	1.0
		Bank of Nova Scotia
13,000,000		1.875%, 04/26/21	12,744,550	0.7
		SpareBank Boligkreditt AS.
8,000,000	g	1.250%, 05/02/18	7,969,936	0.4
		Toronto-Dominion Bank
10,000,000		1.450%, 09/06/18	9,977,090	0.5
		Other	128,282,274	7.0
			197,394,540	10.6
CAPITAL GOODS			25,103,443	1.4
COMMERCIAL & PROFESSIONAL SERVICES
		Daimler Finance North America LLC
10,000,000	g	1.500%, 07/05/19	9,857,850	0.5
		Other	15,656,117	0.9
			25,513,967	1.4
Principal	Issuer	Value	% of net assets
CONSUMER DURABLES & APPAREL		$2,399,867	0.1%
CONSUMER SERVICES		7,509,978	0.4
DIVERSIFIED FINANCIALS
		General Motors Financial Co, Inc
$10,000,000	2.400%, 05/09/19	10,020,660	0.5
	Morgan Stanley
8,000,000	2.450%, 02/01/19	8,073,560	0.4
	Other	56,704,513	3.1
		74,798,733	4.0
ENERGY		46,849,957	2.5
FOOD & STAPLES RETAILING		8,257,889	0.4
FOOD, BEVERAGE & TOBACCO		12,715,127	0.7
HEALTH CARE EQUIPMENT & SERVICES		11,187,454	0.6
HOUSEHOLD & PERSONAL PRODUCTS		374,588	0.0
INSURANCE		11,674,742	0.6
MATERIALS		13,353,414	0.7
MEDIA		2,873,339	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		27,407,399	1.5
REAL ESTATE		11,258,845	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,027,239	0.1
SOFTWARE & SERVICES		10,013,645	0.5
TECHNOLOGY HARDWARE & EQUIPMENT		29,798,690	1.6
TELECOMMUNICATION SERVICES		13,496,153	0.7
TRANSPORTATION		6,634,596	0.4
UTILITIES		56,225,074	3.0
	TOTAL CORPORATE BONDS (Cost $600,790,254)	601,095,157	32.3
GOVERNMENT BONDS
AGENCY SECURITIES
		Federal Home Loan Bank (FHLB)
22,500,000	1.000%, 09/26/19	22,252,163	1.2
		Federal National Mortgage Association (FNMA)
40,000,000	1.500%, 02/28/20	39,931,920	2.1
		Iraq Government AID Bond
24,000,000	2.149%, 01/18/22	23,907,336	1.3
		Montefiore Medical Center
11,485,000	2.152%, 10/20/26	11,027,334	0.6
	Reliance Industries Ltd
11,842,105	2.444%, 01/15/26	11,828,451	0.6
		Ukraine Government AID Bonds
15,000,000	1.471%, 09/29/21	14,650,440	0.9
	Other	17,620,974	0.9
		141,218,618	7.6

40	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

Short-Term Bond Fund ■ March 31, 2017

Principal		Issuer	Value	% of net assets
FOREIGN GOVERNMENT BONDS
		Bermuda Government International Bond
$7,000,000	g	4.138%, 01/03/23	$7,168,770	0.4%
		Instituto de Credito Oficial
11,400,000	g	1.625%, 09/14/18	11,336,764	0.6
		Other	83,694,808	4.5
			102,200,342	5.5
MORTGAGE BACKED			3,653,698	0.2
MUNICIPAL BONDS			5,039,600	0.3
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
10,361,600	k	0.125%, 04/15/19	10,513,501	0.6
35,768,910	k	0.125%, 04/15/20	36,303,297	2.0
19,976,190	k	0.125%, 04/15/21	20,181,405	1.1
		United States Treasury Note
7,550,000		1.000%, 12/15/17	7,549,706	0.3
60,755,000		1.125%, 01/31/19	60,629,237	3.3
81,090,000		1.125%, 02/28/19	80,899,925	4.4
50,000,000		1.250%, 03/31/19	49,984,400	2.6
108,718,000		0.875%, 09/15/19	107,375,985	5.8
51,130,000		1.625%, 03/15/20	51,307,779	2.8
32,095,000		0.625%-1.875%, 06/30/17-02/28/22	32,052,975	1.6
			456,798,210	24.5
	TOTAL GOVERNMENT BONDS (Cost $711,103,322)		708,910,468	38.1
STRUCTURED ASSETS
ASSET BACKED
		Ford Credit Auto Owner Trust
		Series 2014-2 (Class B)
7,250,000	g	2.510%, 04/15/26	7,275,006	0.4
		Other	47,898,105	2.6
			55,173,111	3.0
OTHER MORTGAGE BACKED
		Bear Stearns Commercial Mortgage Securities Trust Series 2003-PWR2 (Class H)
13,335,000	g,i	5.300%, 05/11/39	13,786,088	0.7
		Chase Mortgage Trust Series 2016-2 (Class M2)
10,538,673	g,i	3.750%, 12/25/45	10,526,275	0.6
		Citigroup Commercial Mortgage Trust Series 2007-C6 (Class AMFX)
10,000,000	g,i	5.779%, 12/10/49	10,051,785	0.5
		COBALT CMBS Commercial Mortgage Trust Series 2007-C3 (Class AM)
8,670,000	i	5.771%, 05/15/46	8,804,609	0.5
		Connecticut Avenue Securities Series 2016-C01 (Class 1M1)
7,599,052	i	2.932%, 08/25/28	7,690,140	0.4
		Series 2016-C05 (Class 2M1)
7,638,080	i	2.332%, 01/25/29	7,680,841	0.4
		Series 2016-C04 (Class 1M1)
12,499,602	i	2.432%, 01/25/29	12,636,218	0.7
		Series 2017-C01 (Class 1M1)
12,865,150	g,i	2.165%, 07/25/29	12,927,268	0.7
19,892,320	i	1.932%-3.132%, 05/25/24-09/25/29	20,048,956	1.1
Principal		Issuer	Value	% of net assets
OTHER MORTGAGE BACKED–continued
		Credit Suisse Commercial Mortgage Trust Series 2007-C4 (Class A1AJ)
$10,000,000	i	5.903%, 09/15/39	$10,053,360	0.5%
		Series 2007-C2 (Class AJ)
10,000,000	i	5.625%, 01/15/49	10,205,257	0.5
		JP Morgan Mortgage Trust Series 2017-1 (Class A3)
12,454,812	g,i	3.500%, 01/25/47	12,678,126	0.7
		Morgan Stanley Capital I Trust Series 2007-IQ15 (Class AM)
10,950,000	i	5.907%, 06/11/49	11,016,691	0.6
		Sequoia Mortgage Trust Series 2017-2 (Class A5)
12,965,887	g,i	3.000%, 03/25/47	13,023,002	0.7
		Series 2017-3 (Class A4)
16,500,000	g,i	3.500%, 04/25/47	16,739,762	0.9
		Shellpoint Co-Originator Trust Series 2017-1 (Class A4)
7,750,000	g,i	3.500%, 04/25/44	7,855,352	0.4
		Structured Agency Credit Risk Debt Note (STACR) Series 2015-HQ1 (Class M2)
7,126,910	i	3.182%, 03/25/25	7,226,627	0.4
		Series 2017-DNA1 (Class M1)
11,395,326	i	2.182%, 07/25/29	11,438,686	0.6
20,341,332	i	2.082%-3.382%, 01/25/25-03/25/29	20,423,008	1.1
		Wachovia Bank Commercial Mortgage Trust Series 2007-C32 (Class AMFX)
9,635,000	g	5.703%, 06/15/49	9,731,623	0.6
		Other	104,942,268	5.7
			339,485,942	18.3
	TOTAL STRUCTURED ASSETS (Cost $395,773,141)		394,659,053	21.3
	TOTAL BONDS (Cost $1,707,666,717)		1,704,664,678	91.7
SHORT-TERM INVESTMENTS
TREASURY DEBT
		United States Treasury Bill
16,650,000		0.605%, 04/06/17	16,649,268	0.9
12,385,000	d	0.720%, 04/13/17	12,382,523	0.7
33,200,000	d	0.556%-0.720%, 04/20/17	33,188,579	1.8
18,900,000		0.680%, 04/27/17	18,890,928	1.0
11,550,000		0.707%, 05/25/17	11,538,196	0.6
			92,649,494	5.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $92,647,971)		92,649,494	5.0
	TOTAL PORTFOLIO (Cost $1,851,902,775)		1,849,078,349	99.5
	OTHER ASSETS & LIABILITIES, NET		10,314,608	0.5
	NET ASSETS		$1,859,392,957	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	41

Summary portfolio of investments	concluded

Short-Term Bond Fund ■ March 31, 2017

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/17, the aggregate value of these securities, including those in “Other,” was $362,678,403 or 19.5% of net assets.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

42	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Short-Term Bond Index Fund  ■  March 31, 2017

Principal	Issuer	Value	% of net assets
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS		$99,231	0.1%
BANKS
	Bank of America Corp
$483,000	1.950%, 05/12/18	484,049	0.3
400,000	2.650%, 04/01/19	404,605	0.2
	Citigroup, Inc
500,000	2.450%, 01/10/20	502,196	0.3
	Other	11,467,975	6.4
		12,858,825	7.2
CAPITAL GOODS		1,849,024	1.0
COMMERCIAL & PROFESSIONAL SERVICES		464,368	0.3
CONSUMER DURABLES & APPAREL		227,186	0.1
CONSUMER SERVICES		402,453	0.2
DIVERSIFIED FINANCIALS
	Goldman Sachs Group, Inc
600,000	2.375%, 01/22/18	603,294	0.3
	Morgan Stanley
500,000	2.125%, 04/25/18	501,915	0.3
500,000	2.650%, 01/27/20	504,714	0.3
	Other	5,587,737	3.1
		7,197,660	4.0
ENERGY		3,183,319	1.8
FOOD & STAPLES RETAILING		649,338	0.4
FOOD, BEVERAGE & TOBACCO
	Anheuser-Busch InBev Finance, Inc
650,000	1.900%, 02/01/19	650,894	0.4
	Other	1,530,993	0.8
		2,181,887	1.2
HEALTH CARE EQUIPMENT & SERVICES		579,171	0.3
HOUSEHOLD & PERSONAL PRODUCTS		200,748	0.1
INSURANCE		1,148,971	0.6
MATERIALS
	Lyondell Basell Industries NV
400,000	5.000%, 04/15/19	421,257	0.2
	Other	319,744	0.2
		741,001	0.4
MEDIA		847,165	0.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		2,671,654	1.5
REAL ESTATE		100,898	0.1
RETAILING		504,577	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		250,163	0.1
SOFTWARE & SERVICES		1,617,958	0.9
TECHNOLOGY HARDWARE & EQUIPMENT		1,904,139	1.1
Principal	Issuer	Value	% of net assets
TELECOMMUNICATION SERVICES		$1,313,539	0.7%
TRANSPORTATION		712,473	0.3
UTILITIES		3,854,097	2.2
	TOTAL CORPORATE BONDS (Cost $45,576,865)	45,559,845	25.4
GOVERNMENT BONDS
AGENCY SECURITIES
		Federal Farm Credit Bank (FFCB)
$750,000	0.750%, 04/18/18	746,915	0.4
		Federal Home Loan Bank (FHLB)
500,000	1.125%, 04/25/18	499,853	0.3
2,500,000	0.875%, 06/29/18	2,490,155	1.4
		Federal Home Loan Mortgage Corp (FHLMC)
1,500,000	0.875%, 03/07/18	1,496,678	0.8
2,300,000	1.250%, 08/01/19	2,290,855	1.3
		Federal National Mortgage Association (FNMA)
1,050,000	0.875%, 08/02/19	1,036,229	0.6
3,500,000	1.750%, 11/26/19	3,522,285	2.0
		12,082,970	6.8
FOREIGN GOVERNMENT BONDS
		European Investment Bank
1,350,000	1.125%, 09/15/17	1,349,766	0.8
500,000	1.000%, 06/15/18	497,948	0.3
600,000	1.250%, 05/15/19	596,002	0.3
		Inter-American Development Bank
500,000	1.750%, 10/15/19	500,863	0.3
		International Bank for Reconstruction & Development
650,000	1.000%, 11/15/17	649,093	0.4
600,000	1.250%, 07/26/19	595,622	0.3
500,000	1.875%, 10/07/19	502,921	0.3
	International Finance Corp
500,000	1.750%, 03/30/20	499,801	0.3
	KFW
1,450,000	0.875%, 09/05/17	1,448,656	0.8
1,000,000	1.000%, 07/15/19	987,274	0.6
	Other	6,437,395	3.5
		14,065,341	7.9
MUNICIPAL BONDS		100,792	0.1
U.S. TREASURY SECURITIES
		United States Treasury Note
2,500,000	0.750%, 04/30/18	2,490,430	1.4
5,350,000	0.875%, 05/31/18	5,334,533	3.0
2,150,000	0.875%, 07/15/18	2,142,524	1.2
1,500,000	0.750%, 07/31/18	1,492,091	0.8
11,250,000	1.000%, 09/15/18	11,220,997	6.3
1,700,000	0.875%, 10/15/18	1,691,832	0.9
6,000,000	0.750%, 10/31/18	5,957,346	3.3
2,800,000	1.250%, 11/15/18	2,801,750	1.6
5,950,000	1.000%, 11/30/18	5,929,080	3.3
3,000,000	1.250%, 12/15/18	3,001,407	1.7
5,100,000	1.250%, 12/31/18	5,101,994	2.8
2,400,000	0.750%, 02/15/19	2,378,251	1.3
7,700,000	1.125%, 02/28/19	7,681,951	4.3
2,750,000	1.000%, 03/15/19	2,735,714	1.5

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	43

Summary portfolio of investments	concluded

Short-Term Bond Index Fund  ■  March 31, 2017

Principal	Issuer	Value	% of net assets
U.S. TREASURY SECURITIES—continued
	United States Treasury Note–continued
$3,700,000	0.875%, 04/15/19	$3,669,649	2.0%
4,000,000	0.875%, 05/15/19	3,964,376	2.2
3,000,000	0.875%, 06/15/19	2,970,819	1.7
4,900,000	0.750%, 08/15/19	4,830,709	2.7
3,300,000	0.875%, 09/15/19	3,259,265	1.8
2,000,000	1.000%, 10/15/19	1,979,844	1.1
5,500,000	1.000%, 11/15/19	5,438,769	3.0
3,700,000	1.375%, 12/15/19	3,692,485	2.1
6,700,000	1.375%, 01/15/20	6,683,511	3.7
10,250,000	1.625%, 03/15/20	10,285,639	5.8
		106,734,966	59.5
	TOTAL GOVERNMENT BONDS (Cost $133,447,917)	132,984,069	74.3
	TOTAL BONDS (Cost $179,024,782)	178,543,914	99.7
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
1,800,000	0.500%, 04/03/17	1,800,000	1.0
		1,800,000	1.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,799,950)	1,800,000	1.0
	TOTAL PORTFOLIO (Cost $180,824,732)	180,343,914	100.7
	OTHER ASSETS & LIABILITIES, NET	(1,279,316)	(0.7)
	NET ASSETS	$179,064,598	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $793,223 or 0.4% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

44	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Social Choice Bond Fund  ■  March 31, 2017

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$957,415	0.1%
ENERGY			986,090	0.1
MEDIA			3,990,730	0.4
TECHNOLOGY HARDWARE & EQUIPMENT
		MTS Systems Corp
$4,975,000	i	5.080%, 07/05/23	5,030,968	0.4
			5,030,968	0.4
UTILITIES			2,529,544	0.2

	TOTAL BANK LOAN OBLIGATIONS (Cost $13,422,526)		13,494,747	1.2
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			5,787,255	0.5
BANKS
		Bank of America Corp
6,200,000		2.151%, 11/09/20	6,143,196	0.5
		Citizens Bank NA
5,000,000	i	1.604%, 03/02/20	5,011,025	0.4
		Mitsubishi UFJ Financial Group, Inc
5,275,000		2.527%, 09/13/23	5,094,906	0.5
		Other	60,076,200	5.4
			76,325,327	6.8
CAPITAL GOODS			18,171,346	1.6
COMMERCIAL & PROFESSIONAL SERVICES			4,744,551	0.4
CONSUMER SERVICES			8,740,089	0.8
DIVERSIFIED FINANCIALS
		Morgan Stanley
5,250,000		2.200%, 12/07/18	5,271,168	0.5
		Other	16,864,638	1.5
			22,135,806	2.0
ENERGY
		National Oilwell Varco, Inc
7,000,000		3.950%, 12/01/42	5,665,429	0.5
		Other	12,745,812	1.1
			18,411,241	1.6
FOOD & STAPLES RETAILING			2,874,108	0.3
HEALTH CARE EQUIPMENT & SERVICES			2,515,301	0.2
INSURANCE			11,833,218	1.1
MATERIALS
		Inversiones CMPC S.A.
7,500,000	g	4.375%, 04/04/27	7,462,510	0.7
		Other	13,558,856	1.2
			21,021,366	1.9
Principal		Issuer	Value	% of net assets
MEDIA
		Walt Disney Co
$5,000,000	i	1.490%, 03/04/22	$5,015,080	0.4%
		Other	7,749,949	0.7
			12,765,029	1.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			5,828,045	0.5
REAL ESTATE
		Regency Centers LP
5,000,000		3.750%, 06/15/24	5,070,760	0.5
		Other	19,182,569	1.7
			24,253,329	2.2
SOFTWARE & SERVICES			2,956,181	0.3
TECHNOLOGY HARDWARE & EQUIPMENT
		Apple, Inc
5,000,000		2.850%, 02/23/23	5,045,155	0.5
			5,045,155	0.5
TELECOMMUNICATION SERVICES
		Verizon Communications, Inc
5,000,000	i	2.137%, 03/16/22	5,045,480	0.5
6,125,000		5.250%, 03/16/37	6,326,396	0.6
		Other	6,351,792	0.5
			17,723,668	1.6
TRANSPORTATION
		Delta Air Lines, Inc
5,925,000		3.625%, 03/15/22	6,047,598	0.5
		Union Pacific Railroad Co
6,301,446		3.227%, 05/14/26	6,179,513	0.6
		Other	31,339,141	2.8
			43,566,252	3.9
UTILITIES
		Pattern Energy Group, Inc
5,000,000	g	5.875%, 02/01/24	5,062,500	0.5
		Southern Power Co
5,065,000		4.150%, 12/01/25	5,233,827	0.5
		Other	56,270,353	4.9
			66,566,680	5.9
	TOTAL CORPORATE BONDS (Cost $373,016,650)		371,263,947	33.2
GOVERNMENT BONDS
AGENCY SECURITIES
		NCUA Guaranteed Notes
7,500,000		3.000%, 06/12/19	7,751,550	0.7
6,035,000		3.450%, 06/12/21	6,359,133	0.6
		Overseas Private Investment Corp (OPIC)
20,479,947		0.000%–3.938%, 11/11/17–07/31/33	20,449,623	1.8
		US Department of Housing and Urban Development (HUD)
24,209,000		0.930%–5.380%, 08/01/17–08/01/27	24,586,206	2.2
		Other	42,585,627	3.8
			101,732,139	9.1

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	45

Summary portfolio of investments	continued

Social Choice Bond Fund  ■  March 31, 2017

Principal		Issuer	Value	% of net assets
FOREIGN GOVERNMENT BONDS
		Inter-American Development Bank
$5,000,000		1.185%, 07/09/18	$4,946,810	0.4%
		International Finance Corp
5,000,000		1.750%, 03/30/20	4,998,005	0.5
		Kreditanstalt fuer Wiederaufbau
5,000,000		2.000%, 11/30/21	4,977,570	0.4
		Nacional Financiera SNC
4,900,000	g	3.375%, 11/05/20	4,971,050	0.4
		North American Development Bank
5,420,000		2.300%, 10/10/18	5,469,896	0.5
		Other	69,541,949	6.3
			94,905,280	8.5
MORTGAGE BACKED
		Federal National Mortgage Association (FNMA)
8,000,000	h	3.000%, 05/25/32	8,189,375	0.7
5,420,428		3.000%, 11/01/46	5,379,247	0.5
5,894,666		3.000%, 12/01/46	5,849,883	0.5
5,106,333		3.500%, 02/01/47	5,226,700	0.5
5,000,000		3.000%, 05/25/47	4,949,219	0.4
7,000,000	h	3.500%, 05/25/47	7,145,469	0.6
6,000,000	h	4.000%, 05/25/47	6,281,250	0.6
5,000,000		4.500%, 06/25/47	5,342,773	0.5
49,927,620		2.500%–6.000%, 11/01/25–06/25/47	51,137,983	4.6
		Government National Mortgage Association (GNMA)
6,967,566		3.000%, 01/20/47	7,036,873	0.6
6,000,000		3.500%, 03/20/47	6,227,589	0.6
		Other	26,009,924	2.3
			138,776,285	12.4
MUNICIPAL BONDS
		California Pollution Control Financing Authority
5,500,000	g	5.000%, 11/21/45	5,509,680	0.5
		City of San Francisco CA Public Utilities Commission Water Revenue
5,000,000		4.185%, 11/01/46	5,006,000	0.4
		Vermont Educational & Health Buildings
		Financing Agency
5,000,000		4.000%, 12/01/42	5,045,650	0.5
		Virgin Islands Water & Power Authority-Electric System
5,000,000	g	5.500%, 11/15/18	4,992,850	0.4
		Other	137,459,343	12.3
			158,013,523	14.1
U.S. TREASURY SECURITIES
		United States Treasury Bond
5,745,000		2.500%, 05/15/46	5,143,119	0.5
37,120,000		2.875%, 11/15/46	36,003,505	3.2
		United States Treasury Note
5,155,000		1.125%, 01/31/19	5,144,329	0.5
9,430,000		1.875%, 02/28/22	9,408,632	0.8
25,265,000		2.250%, 02/15/27	24,939,309	2.2
		Other	3,780,572	0.3
			84,419,466	7.5
	TOTAL GOVERNMENT BONDS (Cost $580,146,578)		577,846,693	51.6
Principal		Issuer	Value	% of net assets
STRUCTURED ASSETS
ASSET BACKED
		Toyota Auto Receivables Owner Trust Series 2016-B (Class A3)
$5,000,000		1.300%, 04/15/20	$4,983,978	0.4%
		Other	27,636,917	2.5
			32,620,895	2.9
OTHER MORTGAGE BACKED
		BBCMS Trust
		Series 2015-MSQ (Class A)
5,000,000	g	3.593%, 09/15/32	5,210,459	0.5
		COMM Mortgage Trust
		Series 2013-WWP (Class C)
5,000,000	g	3.544%, 03/10/31	5,022,425	0.4
		GRACE Mortgage Trust
		Series 2014-GRCE (Class A)
5,000,000	g	3.369%, 06/10/28	5,178,238	0.5
		Morgan Stanley Capital I Trust
		Series 2013-WLSR (Class A)
5,000,000	g	2.695%, 01/11/32	5,027,353	0.4
11,840,000	g,i	3.350%-6.110%, 07/13/29-12/12/49	11,825,679	1.1
		Wachovia Bank Commercial Mortgage Trust
12,673,572	g,i	5.477%-6.219%, 01/15/45-02/15/51	12,610,249	1.1
		Other	50,785,562	4.5
			95,659,965	8.5
	TOTAL STRUCTURED ASSETS (Cost $128,706,193)		128,280,860	11.4
	TOTAL BONDS (Cost $1,081,869,421)		1,077,391,500	96.2

Shares		Company
PREFERRED STOCKS
BANK			277,412	0.0
	TOTAL PREFERRED STOCKS (Cost $255,625)		277,412	0.0

46	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Social Choice Bond Fund  ■  March 31, 2017

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$34,100,000	0.700%, 04/05/17	$34,098,704	3.0%
		34,098,704	3.0
TREASURY DEBT
	United States Treasury Bill
33,200,000	0.445%–0.501%, 04/13/17	33,193,360	3.0
10,000,000	0.711%–0.726%, 04/27/17	9,995,200	0.9
		43,188,560	3.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $77,286,686)	77,287,264	6.9
	TOTAL PORTFOLIO (Cost $1,172,834,258)	1,168,450,923	104.3
	OTHER ASSETS & LIABILITIES, NET	(48,630,607)	(4.3)
	NET ASSETS	$1,119,820,316	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/17, the aggregate value of these securities, including those in “Other,” was $201,237,193 or 18.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	47

Summary portfolio of investments

Tax-Exempt Bond Fund  ■  March 31, 2017

Principal		Issuer	Value	% of net assets
LONG-TERM MUNICIPAL BONDS
ALABAMA
		University of South Alabama
$2,395,000		5.000%, 11/01/31	$2,745,844	1.0%
			2,745,844	1.0
ALASKA
		Borough of Matanuska-Susitna AK
2,570,000		5.000%, 09/01/25	2,984,515	1.1
		Other	557,075	0.2
			3,541,590	1.3
ARIZONA
		City of Tucson AZ, GO
2,000,000		5.000%, 07/01/20	2,231,220	0.8
		Other	686,651	0.2
			2,917,871	1.0
CALIFORNIA
		City of Los Angeles Department of Airports
2,000,000		5.000%, 05/15/27	2,341,100	0.8
		County of San Bernardino CA, COP
2,000,000		5.250%, 08/01/19	2,162,860	0.8
		Elk Grove Finance Authority
1,715,000		5.000%, 09/01/30	1,887,821	0.7
		State of California
3,000,000		5.000%, 08/01/24	3,585,300	1.3
3,000,000		5.000%, 09/01/24	3,586,920	1.3
		State of California, GO
2,000,000		5.000%, 02/01/22	2,307,300	0.8
		Tender Option Bond Trust Receipts
5,130,000	g,i	0.690%, 11/01/23	5,130,000	1.8
		West Contra Costa Unified School District, GO
1,710,000		5.700%, 02/01/21	1,977,854	0.7
		Other	11,896,174	4.1
			34,875,329	12.3
COLORADO
		Colorado Health Facilities Authority
2,155,000		5.000%, 01/01/32	2,319,836	0.8
		Other	1,854,975	0.7
			4,174,811	1.5
CONNECTICUT
		University of Connecticut
2,000,000		5.000%, 03/15/28	2,304,940	0.8
		Other	3,030,230	1.1
			5,335,170	1.9
DISTRICT OF COLUMBIA			2,321,959	0.8
FLORIDA
		City of Miami Beach FL
1,695,000		5.000%, 09/01/24	2,007,490	0.7
		Port St. Lucie Community Redevelopment Agency
2,180,000		5.000%, 01/01/26	2,592,194	0.9
		Other	8,209,560	2.9
			12,809,244	4.5
Principal	Issuer	Value	% of net assets
GEORGIA		$3,313,380	1.2%
GUAM		1,103,910	0.4
HAWAII		1,090,800	0.4
ILLINOIS
	Chicago Midway International Airport
$2,000,000	5.000%, 01/01/26	2,305,400	0.8
	Chicago State University
2,085,000	5.500%, 12/01/23	2,233,389	0.8
	County of Cook IL
1,750,000	5.000%, 11/15/31	1,923,617	0.7
	Metropolitan Water Reclamation District of Greater Chicago
2,000,000	5.000%, 12/01/30	2,295,120	0.8
	State of Illinois
2,000,000	5.000%, 02/01/18	2,050,780	0.7
2,000,000	5.000%, 06/01/28	2,065,140	0.7
	Other	15,294,530	5.4
		28,167,976	9.9
INDIANA
	Indiana Bond Bank
2,120,000	5.250%, 04/01/19	2,278,682	0.8
	Indianapolis Local Public Improvement Bond Bank
1,940,000	5.500%, 01/01/21	2,196,099	0.8
		4,474,781	1.6
KANSAS		2,831,310	1.0
KENTUCKY
	Kentucky Turnpike Authority
2,000,000	5.000%, 07/01/26	2,375,620	0.8
	Other	2,786,675	1.0
		5,162,295	1.8
LOUISIANA		2,348,830	0.8
MARYLAND		1,517,656	0.5
MASSACHUSETTS		4,393,744	1.6
MICHIGAN
	Michigan Finance Authority
4,000,000	5.000%, 04/01/21	4,406,160	1.6
2,000,000	5.000%, 04/01/25	2,282,260	0.8
2,000,000	5.000%, 11/15/28	2,276,240	0.8
	Michigan Finance Authority, GO
2,000,000	5.000%, 05/01/18	2,079,400	0.7
	Other	9,275,454	3.2
		20,319,514	7.1
MINNESOTA
	University of Minnesota
1,715,000	5.000%, 08/01/21	1,962,938	0.7
	Other	3,344,540	1.2
		5,307,478	1.9
MISSISSIPPI		7,247,365	2.6

48	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Tax-Exempt Bond Fund  ■  March 31, 2017

Principal	Issuer	Value	% of net assets
MISSOURI
	Health & Educational Facilities Authority of the State of Missouri
$3,500,000	5.000%, 02/01/35	$3,664,395	1.3%
	St. Louis Municipal Finance Corp
1,745,000	5.000%, 02/15/26	2,007,413	0.7
	Other	5,944,602	2.1
		11,616,410	4.1
NEBRASKA		2,218,165	0.8
NEVADA		1,144,060	0.4
NEW JERSEY		2,247,140	0.8
NEW YORK
	New York City Water & Sewer System
5,000,000	5.250%, 06/15/40	5,388,500	1.9
	New York State Dormitory Authority
2,250,000	5.000%, 10/01/17	2,296,238	0.8
	Other	13,724,362	4.8
		21,409,100	7.5
NORTH CAROLINA
	North Carolina Medical Care Commission
2,000,000	5.000%, 06/01/34	2,141,940	0.8
	Other	3,013,836	1.0
		5,155,776	1.8
NORTH DAKOTA		969,920	0.3
OHIO
	State of Ohio, GO
1,660,000	5.000%, 01/15/21	1,849,904	0.7
	Other	3,715,431	1.3
		5,565,335	2.0
OREGON		2,267,620	0.7
PENNSYLVANIA
	City of Chester PA
2,500,000	7.250%, 12/15/17	2,500,000	0.9
	Commonwealth of Pennsylvania
2,000,000	5.000%, 09/15/23	2,326,900	0.8
	Pennsylvania Economic Development Financing Authority
2,000,000	5.000%, 12/31/25	2,297,100	0.8
	Pennsylvania State University
2,500,000	5.000%, 03/01/40	2,723,950	1.0
	Other	5,070,011	1.8
		14,917,961	5.3
RHODE ISLAND
	Rhode Island Health & Educational Building Corp
2,000,000	5.000%, 09/01/21	2,293,640	0.8
	State of Rhode Island, GO
2,000,000	5.000%, 08/01/21	2,276,560	0.8
	Other	3,356,005	1.2
		7,926,205	2.8
SOUTH CAROLINA		290,720	0.1
SOUTH DAKOTA		2,076,422	0.6
TENNESSEE		378,938	0.1

Principal		Issuer	Value	% of net assets
TEXAS
		City of Lubbock TX
$1,500,000		5.000%, 02/15/25	$1,793,265	0.6%
		State of Texas
3,000,000		5.000%, 10/01/23	3,555,150	1.3
		Other	14,072,339	5.0
			19,420,754	6.9
UTAH			2,203,600	0.7
VIRGIN ISLANDS
		Virgin Islands Public Finance Authority
2,000,000	g	5.000%, 09/01/25	2,213,400	0.8
2,500,000	g	5.000%, 09/01/33	2,642,250	0.9
		Virgin Islands Water & Power Authority-Electric System
6,000,000	g	5.500%, 11/15/18	5,991,420	2.1
			10,847,070	3.8
VIRGINIA			252,235	0.1
WASHINGTON
		Central Puget Sound Regional Transit Authority
2,705,000		5.250%, 02/01/21	2,978,124	1.1
		Energy Northwest
1,955,000		5.000%, 07/01/23	2,281,114	0.8
		Skagit County Public Hospital District No
2,000,000		5.625%, 12/01/25	2,062,940	0.7
		State of Washington, GO
3,000,000		5.250%, 02/01/22	3,498,570	1.2
			10,820,748	3.8
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $278,888,044)		277,729,036	97.7
	TOTAL PORTFOLIO (Cost $278,888,044)		277,729,036	97.7
	OTHER ASSETS & LIABILITIES, NET		6,430,961	2.3
	NET ASSETS		$284,159,997	100.0%

Abbreviation(s):

COP Certificate of Participation

GO General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/17, the aggregate value of these securities, including those in “Other,” was $20,858,817 or 7.3% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	49

Summary portfolio of investments

Money Market Fund  ■  March 31, 2017

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Agricultural Mortgage Corp (FAMC)
$10,150,000	0.575%-0.700%, 06/01/17	$10,139,493	1.1%
	Federal Farm Credit Bank (FFCB)
10,000,000	0.540%, 05/10/17	9,994,150	1.1
20,690,000	0.490%-0.920%, 04/04/17-10/16/17	20,653,957	2.3
	Federal Home Loan Bank (FHLB)
11,095,000	0.500%-0.630%, 04/04/17	11,094,520	1.2
6,025,000	0.530%-0.560%, 04/05/17	6,024,641	0.7
13,295,000	0.535%-0.730%, 04/07/17	13,293,725	1.4
12,500,000	0.520%-0.545%, 04/10/17	12,498,349	1.4
15,065,000	0.520%-0.530%, 04/11/17	15,062,796	1.6
12,200,000	0.530%-0.690%, 04/18/17	12,196,886	1.3
11,660,000	0.490%-0.780%, 04/24/17	11,655,586	1.3
7,000,000	0.530%-0.650%, 04/25/17	6,997,367	0.8
13,300,000	0.545%-0.630%, 04/26/17	13,294,914	1.4
20,775,000	0.555%-0.760%, 04/28/17	20,763,755	2.3
8,000,000	0.650%, 05/01/17	7,995,667	0.9
7,500,000	0.670%-0.710%, 05/17/17	7,493,349	0.8
14,000,000	0.555%-0.780%, 05/19/17	13,988,517	1.5
11,596,000	0.760%-0.800%, 05/26/17	11,582,325	1.3
6,000,000	0.800%, 06/14/17	5,990,133	0.7
7,025,000	0.785%-0.810%, 06/21/17	7,012,478	0.8
7,097,000	0.625%-0.775%, 07/05/17	7,083,316	0.8
7,640,000	0.800%-0.850%, 07/12/17	7,622,606	0.8
101,464,000	0.555%-0.900%, 04/06/17- 08/18/17	101,345,524	11.0
	Federal Home Loan Mortgage Corp (FHLMC)
7,845,000	0.470%-0.515%, 04/21/17	7,842,826	0.9
13,780,000	0.535%-0.650%, 05/22/17	13,768,247	1.5
75,748,000	0.510%-0.920%, 04/06/17-10/02/17	75,638,299	8.2
	Federal National Mortgage Association (FNMA)
11,309,000	0.470%-0.590%, 04/03/17	11,308,666	1.2
11,060,000	0.500%-0.525%, 04/05/17	11,059,383	1.2
12,585,000	0.503%-0.540%, 04/12/17	12,583,036	1.4
10,560,000	0.475%-0.650%, 04/19/17	10,557,188	1.2
6,050,000	0.720%, 05/03/17	6,046,128	0.6
10,000,000	0.510%, 05/05/17	9,995,183	1.0
10,000,000	0.540%, 05/12/17	9,993,850	1.0
55,857,000	0.490%-0.780%, 04/17/17-08/01/17	55,804,055	6.0
	Other	13,450,735	1.4
		571,831,650	62.1
TREASURY DEBT
	United States Treasury Bill
10,750,000	0.465%-0.535%, 04/13/17	10,748,207	1.2
10,000,000	0.465%-0.570%, 04/20/17	9,997,172	1.1
12,370,000	0.480%-0.595%, 04/27/17	12,365,504	1.3
8,710,000	0.560%-0.630%, 05/04/17	8,705,309	1.0
11,530,000	0.503%-0.677%, 05/11/17	11,523,034	1.3
12,950,000	0.519%-0.725%, 05/18/17	12,939,260	1.4
9,210,000	0.493%-0.702%, 05/25/17	9,202,514	1.0
12,185,000	0.545%-0.705%, 06/08/17	12,169,753	1.3
9,000,000	0.730%-0.760%, 06/22/17	8,984,803	1.0
9,355,000	0.749%-0.788%, 06/29/17	9,337,297	1.0
8,000,000	0.627%-0.635%, 08/10/17	7,981,660	0.9
11,725,000	0.612%-0.785%, 08/17/17	11,694,304	1.3
10,000,000	0.665%-0.794%, 08/24/17	9,970,998	1.1
17,200,000	0.506%-0.803%, 04/06/17-08/31/17	17,173,506	1.8
Principal	Issuer	Value	% of net assets
TREASURY DEBT–continued
	United States Treasury Note
$8,000,000	0.625%, 05/31/17	$8,000,326	0.9%
8,000,000	0.625%, 08/31/17	7,997,917	0.9
8,000,000	1.000%, 09/15/17	8,010,801	0.9
20,460,000	0.500%-1.000%, 05/15/17-12/15/17	20,463,585	2.1
		197,265,950	21.5
VARIABLE RATE SECURITIES
	Federal Agricultural Mortgage Corp (FAMC)
19,550,000	0.890%-1.030%, 06/07/17-03/23/18	19,550,000	2.1
	Federal Farm Credit Bank (FFCB)
10,000,000	i 1.150%, 05/30/17	10,001,966	1.1
14,000,000	i 0.907%, 06/15/17	13,999,722	1.5
59,400,000	0.747%-1.150%, 04/10/17-11/14/18	59,393,213	6.5
	Federal Home Loan Bank (FHLB)
7,000,000	i 0.830%, 01/18/19	7,000,355	0.8
	Federal Home Loan Mortgage Corp (FHLMC)
7,000,000	i 1.106%, 07/21/17	6,999,781	0.8
		Federal National Mortgage Association (FNMA)
7,000,000	i 0.840%, 10/05/17	6,998,272	0.8
	Other	25,743,551	2.7
		149,686,860	16.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $918,784,460)	918,784,460	99.9
	TOTAL PORTFOLIO (Cost $918,784,460)	918,784,460	99.9
	OTHER ASSETS & LIABILITIES, NET	679,097	0.1
	NET ASSETS	$919,463,557	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

50	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

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TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	51

Statements of assets and liabilities

TIAA-CREF Funds  ■  March 31, 2017

	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Social Choice Bond Fund	Tax-Exempt Bond Fund	Money Market Fund

ASSETS
Portfolio investments, at value†	$4,274,041,013	$7,634,838,165	$3,656,428,741	$3,520,194,407	$2,519,791,814	$1,849,078,349	$180,343,914	$1,168,450,923	$277,729,036	$918,784,460
Cash	18,011,119	43,166	10,416,422	—	381,545	1,114,770	9,919	3,013,815	3,945,257	15,355
Receivable from securities transactions	15,033,899	24,399,698	15,518,053	26,286,003	—	2,037,201	3,707,588	2,086,187	—	—
Receivable for delayed delivery securities	171,878,411	—	125,176,481	—	—	1,746,710	—	52,925,806	—	—
Receivable from forward foreign currency contracts	—	—	—	—	—	5,000,000	—	—	—	—
Receivable from Fund shares sold	30,826,072	18,565,266	22,521,586	6,100,464	8,138,287	8,423,208	1,581,274	3,646,170	277,204	1,822,837
Dividends and interest receivable	22,600,588	39,316,177	24,218,002	53,025,348	4,403,775	6,187,976	601,809	6,971,660	3,142,729	175,177
Due from affiliates	—	—	—	—	131	—	1,375	—	451	2,314
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	156,064	—	—	—	—
Receivable for variation margin on open centrally cleared swap contracts	—	—	29,746	—	—	—	—	—	—	—
Unfunded loan commitment	80	—	—	—	—	—	—	—	—	—
Other	183,133	248,701	125,793	150,131	129,829	73,596	1,600	13,473	46,882	24,395
Total assets	4,532,574,315	7,717,411,173	3,854,434,824	3,605,756,353	2,532,845,381	1,873,817,874	186,247,479	1,237,108,034	285,141,559	920,824,538

LIABILITIES
Management fees payable	96,370	61,897	83,733	97,833	50,097	37,285	1,020	31,877	6,998	7,591
Service agreement fees payable	4,603	3,175	6,905	7,678	4,824	2,198	221	33,216	3	2,313
Distribution fees payable	22,526	8,293	60,886	147,107	27,225	29,756	423	25,190	59,619	72,395
Due to affiliates	41,836	61,254	39,993	40,133	34,986	30,421	21,802	27,064	15,545	1,065
Overdraft payable	—	—	—	3,923,789	—	—	—	—	—	—
Payable for securities transactions	61,156,853	67,847,076	22,076,726	15,198,555	—	4,079,770	6,898,038	9,979,764	—	718,277
Payable for delayed delivery securities	342,079,932	73,980,342	262,729,159	29,597,708	—	3,123,340	99,904	105,900,063	697,737	—
Payable for forward foreign currency contracts	—	—	—	—	—	5,000,000	—	—	—	—
Payable for Fund shares redeemed	698,306	3,061,591	96,420	4,042,951	310,750	662,239	2,002	923,595	87,586	463,843
Income distribution payable	7,614,195	3,865,304	6,336,105	3,080,128	—	1,066,247	153,508	269,947	47,153	2,217
Payable for variation margin on futures contracts	—	—	—	—	—	66,172	—	—	—	—
Payable for trustee compensation	230,339	306,242	160,508	177,378	150,104	99,030	2,650	21,399	41,905	29,403
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	154,182	—	—	—	—
Accrued expenses and other payables	208,811	334,965	169,521	535,171	126,075	74,277	3,313	75,603	25,016	63,877
Total liabilities	412,153,771	149,530,139	291,759,956	56,848,431	704,061	14,424,917	7,182,881	117,287,718	981,562	1,360,981
NET ASSETS	$4,120,420,544	$7,567,881,034	$3,562,674,868	$3,548,907,922	$2,532,141,320	$1,859,392,957	$179,064,598	$1,119,820,316	$284,159,997	$919,463,557

NET ASSETS CONSIST OF:
Paid-in-capital	$4,154,723,806	$7,566,620,106	$3,600,463,115	$3,619,167,258	$2,470,412,244	$1,863,095,864	$179,653,390	$1,130,321,094	$286,110,681	$919,480,264
Undistributed net investment income (loss)	(4,098,893)	(342,290)	(4,102,861)	(249,817)	15,305,379	(858,843)	(106)	(665,234)	9,876	(16,478)
Accumulated net realized gain (loss) on total investments	(22,225,366)	(7,013,230)	(20,390,292)	(115,491,506)	(922,361)	(181,943)	(107,868)	(5,452,209)	(801,552)	(229)
Net unrealized appreciation (depreciation) on total investments	(7,979,003)	8,616,448	(13,295,094)	45,481,987	47,346,058	(2,662,121)	(480,818)	(4,383,335)	(1,159,008)	—
NET ASSETS	$4,120,420,544	$7,567,881,034	$3,562,674,868	$3,548,907,922	$2,532,141,320	$1,859,392,957	$179,064,598	$1,119,820,316	$284,159,997	$919,463,557

INSTITUTIONAL CLASS:
Net assets	$3,777,813,405	$7,372,653,527	$2,921,904,805	$2,417,175,498	$2,163,413,185	$1,606,916,775	$165,908,638	$618,298,138	$2,417,688	$458,837,460
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	366,845,139	685,824,095	282,045,447	246,530,810	188,392,151	155,450,725	16,638,306	60,715,616	235,864	458,833,798
Net asset value per share	$10.30	$10.75	$10.36	$9.80	$11.48	$10.34	$9.97	$10.18	$10.25	$1.00

ADVISOR CLASS:
Net assets	$210,234	$4,636,187	$1,658,023	$5,133,069	$224,914	$100,425	$171,422	$113,376,258	$99,465	$100,006
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	20,408	431,071	159,924	523,958	19,585	9,716	17,194	11,127,572	9,703	100,006
Net asset value per share	$10.30	$10.76	$10.37	$9.80	$11.48	$10.34	$9.97	$10.19	$10.25	$1.00

PREMIER CLASS:
Net assets	$27,651,318	$30,001,066	$41,848,591	$144,572,822	$11,361,380	$14,966,327	$362,089	$17,333,782	$—	$32,043,917
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,683,720	2,791,417	4,040,489	14,737,227	992,221	1,446,467	36,331	1,701,350	—	32,043,826
Net asset value per share	$10.30	$10.75	$10.36	$9.81	$11.45	$10.35	$9.97	$10.19	$—	$1.00

RETIREMENT CLASS:
Net assets	$224,158,903	$139,123,233	$333,416,239	$361,397,113	$235,188,309	$107,016,294	$10,687,011	$263,593,507	$—	$109,764,667
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	21,376,473	12,937,649	32,142,976	36,846,799	20,350,995	10,341,021	1,071,866	25,879,050	—	109,763,228
Net asset value per share	$10.49	$10.75	$10.37	$9.81	$11.56	$10.35	$9.97	$10.19	$—	$1.00

RETAIL CLASS:
Net assets	$90,586,684	$21,467,021	$263,847,210	$620,629,420	$121,953,532	$130,393,136	$1,935,438	$107,218,631	$281,642,844	$318,717,507
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	8,646,675	1,996,252	25,418,095	63,020,397	10,892,740	12,604,250	194,130	10,534,994	27,445,584	318,705,752
Net asset value per share	$10.48	$10.75	$10.38	$9.85	$11.20	$10.35	$9.97	$10.18	$10.26	$1.00
† Portfolio investments, cost	$4,282,027,862	$7,626,221,717	$3,666,072,634	$3,474,712,420	$2,472,445,756	$1,851,902,775	$180,824,732	$1,172,834,258	$278,888,044	$918,784,460

52	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	53

Statements of operations

TIAA-CREF Funds  ■  For the year ended March 31, 2017

	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Social Choice Bond Fund	Tax-Exempt Bond Fund	Money Market Fund

INVESTMENT INCOME
Interest	$110,601,613	$165,124,705	$110,967,814	$202,112,348	$62,662,903	$34,422,342	$1,606,291	$24,941,448	$7,719,385	$4,144,613
Dividends	—	—	—	—	—	—	—	15,937	—	—
Total income	110,601,613	165,124,705	110,967,814	202,112,348	62,662,903	34,422,342	1,606,291	24,957,385	7,719,385	4,144,613

EXPENSES
Management fees	10,412,974	6,908,144	9,364,086	11,112,862	5,881,055	4,057,499	96,356	3,161,519	926,111	860,038
Shareholder servicing – Institutional Class	4,358	12,197	3,526	8,571	7,027	3,371	551	3,484	453	1,445
Shareholder servicing – Advisor Class	30	864	522	911	17	3	3	41,141	7	52
Shareholder servicing – Premier Class	127	187	89	246	55	59	55	297	—	71
Shareholder servicing – Retirement Class	583,962	335,995	630,870	760,337	684,761	247,536	17,623	643,577	—	268,019
Shareholder servicing – Retail Class	45,205	16,793	186,149	103,166	80,935	82,773	801	20,220	86,715	340,454
Distribution fees – Premier Class	44,160	51,474	55,923	159,385	16,348	19,975	1,002	55,481	—	41,929
Distribution fees – Retail Class	216,206	54,931	668,196	1,330,860	307,299	337,076	4,001	237,555	735,509	814,267
Administrative service fees	127,179	186,956	122,112	121,886	107,206	93,063	66,218	79,755	47,688	54,718
Registration fees	90,186	129,147	89,500	115,423	102,640	101,313	85,265	107,468	59,546	126,879
Professional fees	89,477	136,198	89,639	91,970	67,566	70,719	59,613	62,588	48,297	50,118
Custody and accounting fees	69,302	142,173	72,490	32,619	30,787	34,417	18,770	31,463	17,039	50,542
Trustee fees and expenses	37,379	70,007	32,400	32,688	24,937	16,629	1,440	9,595	2,955	6,763
Other expenses	293,559	463,497	232,464	239,811	176,696	127,708	16,146	177,318	37,874	44,073
Total expenses	12,014,104	8,508,563	11,547,966	14,110,735	7,487,329	5,192,141	367,844	4,631,461	1,962,194	2,659,368
Less: Expenses reimbursed by the investment adviser	—	—	—	—	(39,308)	—	(179,152)	(18,831)	(53,295)	—
Fee waiver by investment adviser and TPIS	—	—	—	—	—	—	—	—	—	(129,253)
Net expenses	12,014,104	8,508,563	11,547,966	14,110,735	7,448,021	5,192,141	188,692	4,612,630	1,908,899	2,530,115
Net investment income (loss)	98,587,509	156,616,142	99,419,848	188,001,613	55,214,882	29,230,201	1,417,599	20,344,755	5,810,486	1,614,498

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments†	6,543,082	5,109,972	13,377,032	(23,258,112)	11,428,409	1,541,764	7,559	1,502,999	2,716,231	29
Futures contracts	—	—	—	—	—	254,775	—	—	—	—
Swap contracts	—	—	(1,957,646)	—	—	—	—	—	—	—
Foreign currency transactions	(1,346,708)	—	(2,060,182)	—	—	(13,596)	—	—	—	—
Net realized gain (loss) on total investments	5,196,374	5,109,972	9,359,204	(23,258,112)	11,428,409	1,782,943	7,559	1,502,999	2,716,231	29
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(34,185,745)	(153,869,511)	(10,749,726)	291,907,272	(41,059,234)	(1,824,495)	(780,838)	(9,769,527)	(10,879,858)	—
Foreign forward currency contracts	—	—	—	—	—	1,882	—	—	—	—
Futures contracts	—	—	—	—	—	519,567	—	—	—	—
Swap contracts	—	—	(3,659,556)	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	1,803	—	(2,369)	—	—	5,124	—	—	—	—
Unfunded loan commitment	80	—	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(34,183,862)	(153,869,511)	(14,411,651)	291,907,272	(41,059,234)	(1,297,922)	(780,838)	(9,769,527)	(10,879,858)	—
Net realized and unrealized gain (loss) on total investments	(28,987,488)	(148,759,539)	(5,052,447)	268,649,160	(29,630,825)	485,021	(773,279)	(8,266,528)	(8,163,627)	29
Net increase (decrease) in net assets from operations	$69,600,021	$7,856,603	$94,367,401	$456,650,773	$25,584,057	$29,715,222	$644,320	$12,078,227	$(2,353,141)	$1,614,527
† Includes realized gain (loss) from securities sold to affiliates of	$470,967	$—	$40,476	$176,553	$—	$—	$—	$—	$—	$—

54	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	55

Statements of changes in net assets

TIAA-CREF Funds  ■  For the year ended

		Bond Fund		Bond Index Fund		Bond Plus Fund		High-Yield Fund		Inflation-Linked Bond Fund		Short-Term Bond Fund
		March 31, 2017	March 31, 2016	March 31, 2017	March 31, 2016	March 31, 2017	March 31, 2016	March 31, 2017	March 31, 2016	March 31, 2017	March 31, 2016	March 31, 2017	March 31, 2016

OPERATIONS
Net investment income (loss)		$98,587,509	$78,068,396	$156,616,142	$136,892,037	$99,419,848	$88,538,957	$188,001,613	$181,078,079	$55,214,882	$29,203,234	$29,230,201	$23,676,381
Net realized gain (loss) on total investments		5,196,374	13,235,499	5,109,972	(7,275,087)	9,359,204	7,195,790	(23,258,112)	(79,535,853)	11,428,409	(11,716,919)	1,782,943	(3,799,304)
Net change in unrealized appreciation (depreciation) on total investments		(34,183,862)	(30,541,816)	(153,869,511)	(8,891,206)	(14,411,651)	(52,966,513)	291,907,272	(241,572,549)	(41,059,234)	(4,164,492)	(1,297,922)	(3,396,068)
Net increase (decrease) in net assets from operations		69,600,021	60,762,079	7,856,603	120,725,744	94,367,401	42,768,234	456,650,773	(140,030,323)	25,584,057	13,321,823	29,715,222	16,481,009

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(90,350,670)	(69,431,156)	(152,745,977)	(133,414,770)	(82,037,530)	(74,450,791)	(135,624,876)	(135,693,477)	(32,333,443)	(5,647,101)	(25,344,343)	(20,132,585)
	Advisor Class†	(3,619)	(821)	(30,450)	(664)	(17,249)	(905)	(67,142)	(1,843)	(1,545)	(31)	(1,818)	(479)
	Premier Class	(769,953)	(602,793)	(723,020)	(1,035,444)	(1,082,741)	(569,116)	(5,993,113)	(3,447,203)	(149,109)	(19,026)	(220,257)	(165,411)
	Retirement Class	(5,868,365)	(5,970,518)	(2,709,279)	(2,156,959)	(7,084,465)	(5,522,149)	(16,863,480)	(13,867,648)	(2,821,524)	(232,503)	(1,545,903)	(1,390,951)
	Retail Class	(2,131,559)	(1,867,282)	(426,718)	(370,560)	(7,330,919)	(7,140,185)	(29,431,681)	(29,429,749)	(1,527,210)	(111,992)	(2,022,631)	(1,934,409)
From realized gains:	Institutional Class	(32,532,997)	(32,160,808)	—	(9,271,135)	(25,681,195)	(27,564,247)	—	—	—	—	(215,260)	(74,344)
	Advisor Class†	(947)	(121)	—	(16)	(2,058)	(117)	—	—	—	—	(15)	(1)
	Premier Class	(269,134)	(274,659)	—	(75,200)	(402,250)	(238,396)	—	—	—	—	(2,105)	(692)
	Retirement Class	(2,097,922)	(2,844,286)	—	(169,073)	(2,577,032)	(2,277,980)	—	—	—	—	(13,940)	(5,946)
	Retail Class	(811,546)	(921,153)	—	(30,259)	(2,553,326)	(3,057,484)	—	—	—	—	(20,123)	(8,466)
Total distributions		(134,836,712)	(114,073,597)	(156,635,444)	(146,524,080)	(128,768,765)	(120,821,370)	(187,980,292)	(182,439,920)	(36,832,831)	(6,010,653)	(29,386,395)	(23,713,284)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,529,430,162	652,746,688	2,030,197,289	1,342,867,185	925,918,552	673,180,618	781,043,557	888,584,590	611,730,080	475,249,131	544,814,379	328,894,566
	Advisor Class†	169,155	100,032	4,573,334	100,000	4,109,112	100,042	5,239,067	100,000	121,316	100,000	—	100,022
	Premier Class	3,919,015	13,382,168	12,048,502	10,029,094	21,753,865	12,698,577	85,892,558	68,778,854	2,603,534	3,814,798	5,429,960	6,089,336
	Retirement Class	24,373,447	19,024,492	42,837,490	38,755,961	140,609,109	35,713,637	85,621,721	37,445,368	51,040,109	66,681,478	45,002,491	17,687,695
	Retail Class	26,817,420	13,162,309	6,883,070	6,622,834	23,394,375	20,400,450	259,632,162	205,593,185	11,037,564	8,354,076	11,887,336	12,574,223
Reinvestments of distributions:	Institutional Class	43,382,339	41,566,056	117,958,279	117,579,053	34,958,959	38,886,265	88,730,109	70,557,269	20,853,317	3,895,420	15,010,153	12,293,339
	Advisor Class†	139	—	10	—	7,006	—	33,478	—	—	—	—	1
	Premier Class	1,026,953	874,862	711,290	1,100,084	1,418,222	807,512	5,934,828	3,394,458	148,262	18,895	222,265	165,899
	Retirement Class	7,965,892	8,814,419	2,709,266	2,323,130	9,661,494	7,800,024	16,862,450	13,866,573	2,820,522	232,503	1,559,833	1,396,882
	Retail Class	2,830,118	2,675,200	406,818	377,893	9,038,857	9,371,858	28,343,961	28,234,646	1,451,981	106,756	1,973,147	1,875,035
Redemptions:	Institutional Class	(464,319,422)	(420,233,549)	(746,148,041)	(1,047,917,697)	(460,814,441)	(719,905,779)	(902,524,179)	(623,943,819)	(362,705,710)	(296,322,958)	(235,261,197)	(223,955,656)
	Advisor Class†	(59,670)	—	(70,774)	—	(2,574,919)	—	(276,707)	—	—	—	—	—
	Premier Class	(6,862,816)	(3,358,133)	(34,886,159)	(7,199,081)	(7,582,458)	(3,181,651)	(27,999,972)	(26,573,334)	(1,839,082)	(967,288)	(2,390,669)	(4,601,848)
	Retirement Class	(39,218,528)	(55,280,985)	(24,115,953)	(16,570,110)	(11,397,826)	(40,598,578)	(13,386,667)	(23,955,480)	(34,690,121)	(17,227,002)	(36,649,873)	(22,031,721)
	Retail Class	(17,153,756)	(13,629,425)	(6,879,815)	(3,720,584)	(30,268,916)	(28,840,712)	(150,355,489)	(277,852,765)	(15,141,820)	(21,920,335)	(22,095,757)	(27,216,303)
Net increase (decrease) from shareholder transactions		1,112,300,448	259,844,134	1,406,224,606	444,347,762	658,230,991	6,432,263	262,790,877	364,229,545	287,429,952	222,015,474	329,502,068	103,271,470
Net increase (decrease) in net assets		1,047,063,757	206,532,616	1,257,445,765	418,549,426	623,829,627	(71,620,873)	531,461,358	41,759,302	276,181,178	229,326,644	329,830,895	96,039,195

NET ASSETS
Beginning of period		3,073,356,787	2,866,824,171	6,310,435,269	5,891,885,843	2,938,845,241	3,010,466,114	3,017,446,564	2,975,687,262	2,255,960,142	2,026,633,498	1,529,562,062	1,433,522,867
End of period		$4,120,420,544	$3,073,356,787	$7,567,881,034	$6,310,435,269	$3,562,674,868	$2,938,845,241	$3,548,907,922	$3,017,446,564	$2,532,141,320	$2,255,960,142	$1,859,392,957	$1,529,562,062
Undistributed net investment income (loss) included in net assets		$(4,098,893)	$(2,215,528)	$(342,290)	$(322,988)	$(4,102,861)	$(1,567,567)	$(249,817)	$(271,138)	$15,305,379	$(3,178,390)	$(858,843)	$(981,881)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	145,586,789	62,509,769	186,312,627	123,876,558	88,202,232	64,062,156	81,767,761	94,557,578	53,109,292	42,118,082	52,675,769	31,816,484
	Advisor Class†	16,439	9,769	428,366	9,301	399,256	9,737	537,416	11,295	10,609	8,976	—	9,716
	Premier Class	372,335	1,294,730	1,104,896	924,763	2,059,935	1,219,051	8,929,770	7,264,533	226,189	339,433	524,053	589,183
	Retirement Class	2,283,294	1,788,953	3,898,193	3,562,087	13,402,175	3,381,028	8,913,684	3,960,144	4,398,774	5,853,267	4,347,061	1,708,926
	Retail Class	2,511,650	1,243,828	626,284	610,567	2,223,637	1,938,281	26,922,403	21,262,093	981,923	755,842	1,148,249	1,214,993
Shares reinvested:	Institutional Class	4,221,406	4,030,859	10,783,860	10,839,562	3,382,484	3,749,896	9,235,566	7,589,812	1,837,297	347,805	1,449,904	1,189,190
	Advisor Class†	13	—	1	—	677	—	3,420	—	—	—	—	—
	Premier Class	98,564	84,309	64,929	101,397	135,759	77,485	616,109	368,289	13,098	1,692	21,450	16,034
	Retirement Class	751,321	834,511	247,647	214,054	923,991	746,539	1,754,763	1,488,896	246,765	20,612	150,445	134,977
	Retail Class	267,389	253,599	37,169	34,822	862,587	896,796	2,937,099	3,009,016	131,164	9,767	190,441	181,257
Shares redeemed:	Institutional Class	(44,047,672)	(40,387,123)	(68,336,265)	(96,833,757)	(43,405,355)	(68,603,132)	(94,481,889)	(68,909,754)	(31,580,003)	(26,216,383)	(22,723,591)	(21,676,916)
	Advisor Class†	(5,813)	—	(6,597)	—	(249,746)	—	(28,173)	—	—	—	—	—
	Premier Class	(656,473)	(324,406)	(3,178,034)	(664,267)	(732,497)	(303,337)	(2,912,978)	(2,901,763)	(158,879)	(85,867)	(230,855)	(445,214)
	Retirement Class	(3,688,414)	(5,211,733)	(2,214,093)	(1,527,119)	(1,086,944)	(3,865,969)	(1,399,527)	(2,570,129)	(2,990,043)	(1,512,699)	(3,536,502)	(2,129,971)
	Retail Class	(1,615,547)	(1,288,688)	(628,637)	(342,667)	(2,879,536)	(2,747,897)	(15,602,053)	(29,795,326)	(1,345,281)	(1,984,801)	(2,133,122)	(2,629,166)
Net increase (decrease) from shareholder transactions		106,095,281	24,838,377	129,140,346	40,805,301	63,238,655	560,634	27,193,371	35,334,684	24,880,905	19,655,726	31,883,302	9,979,493

†	Advisor class commenced operations on December 4, 2015.

56	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	57

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the year ended

		Short-Term Bond Index Fund		Social Choice Bond Fund		Tax-Exempt Bond Fund		Money Market Fund
		March 31, 2017	March 31, 2016 *	March 31, 2017	March 31, 2016	March 31, 2017	March 31, 2016	March 31, 2017	March 31, 2016

OPERATIONS
Net investment income (loss)		$1,417,599	$489,256	$20,344,755	$13,567,296	$5,810,486	$6,161,799	$1,614,498	$282,838
Net realized gain (loss) on total investments		7,559	(112,953)	1,502,999	(537,155)	2,716,231	1,457,369	29	(25)
Net change in unrealized appreciation (depreciation) on total investments		(780,838)	300,020	(9,769,527)	(1,608,163)	(10,879,858)	295,966	—	—
Net increase (decrease) in net assets from operations		644,320	676,323	12,078,227	11,421,978	(2,353,141)	7,915,134	1,614,527	282,813

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(1,343,025)	(469,894)	(11,723,615)	(8,210,972)	(293,177)	(964,298)	(1,378,360)	(282,815)
	Advisor Class†	(1,165)	(227)	(775,089)	(750)	(2,161)	(593)	(289)	(23)
	Premier Class	(5,670)	(4,453)	(838,761)	(379,652)	—	—	(54,454)	—
	Retirement Class	(56,086)	(10,136)	(5,606,457)	(3,780,907)	—	—	(98,101)	—
	Retail Class	(11,653)	(4,546)	(2,059,202)	(1,200,011)	(5,515,895)	(5,196,988)	(83,294)	—
From realized gains:	Institutional Class	—	(3,519)	(3,359,011)	(1,280,186)	(101,922)	(762,122)	—	—
	Advisor Class†	—	—	(186,814)	(39)	(1,638)	(147)	—	—
	Premier Class	—	(33)	(397,228)	(81,004)	—	—	—	—
	Retirement Class	—	(77)	(1,694,733)	(747,971)	—	—	—	—
	Retail Class	—	(49)	(638,558)	(220,901)	(4,810,416)	(4,326,182)	—	—
Total distributions		(1,417,599)	(492,934)	(27,279,468)	(15,902,393)	(10,725,209)	(11,250,330)	(1,614,498)	(282,838)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	80,412,900	122,779,179	292,762,435	210,126,324	3,384,701	17,032,179	299,392,777	175,044,547
	Advisor Class†	73,161	100,000	120,831,535	100,000	3,000	100,004	—	100,000
	Premier Class	201,204	1,000,000	44,240,147	27,918,521	—	—	31,830,912	27,311,638
	Retirement Class	7,859,708	5,098,690	57,744,366	124,743,859	—	—	120,724,995	112,214,492
	Retail Class	1,323,803	1,842,421	66,131,405	42,799,030	25,970,402	23,173,369	156,375,513	166,382,490
Reinvestments of distributions:	Institutional Class	30,103	2,970	13,247,168	8,166,493	162,618	1,224,632	1,374,280	280,228
	Advisor Class†	121	1	572,470	—	19	—	—	6
	Premier Class	322	—	392,757	202,274	—	—	54,454	—
	Retirement Class	53,025	6,348	7,297,674	4,513,789	—	—	97,692	—
	Retail Class	7,867	1,367	2,658,279	1,376,705	9,407,170	8,616,723	82,024	—
Redemptions:	Institutional Class	(19,960,719)	(16,784,968)	(56,993,110)	(114,442,643)	(50,988,179)	(11,668,897)	(181,255,070)	(152,666,146)
	Advisor Class†	(2,000)	—	(8,195,109)	—	—	—	—	—
	Premier Class	(841,408)	—	(55,160,282)	(4,099,714)	—	—	(25,063,040)	(6,336,841)
	Retirement Class	(2,161,673)	(148,937)	(20,957,452)	(5,178,962)	—	—	(105,188,857)	(106,507,621)
	Retail Class	(1,131,958)	(107,039)	(33,052,265)	(17,151,162)	(36,955,600)	(38,683,506)	(182,548,968)	(187,426,228)
Net increase (decrease) from shareholder transactions		65,864,456	113,790,032	431,520,018	279,074,514	(49,015,869)	(205,496)	115,876,712	28,396,565
Net increase (decrease) in net assets		65,091,177	113,973,421	416,318,777	274,594,099	(62,094,219)	(3,540,692)	115,876,741	28,396,540

NET ASSETS
Beginning of period		113,973,421	—	703,501,539	428,907,440	346,254,216	349,794,908	803,586,816	775,190,276
End of period		$179,064,598	$113,973,421	$1,119,820,316	$703,501,539	$284,159,997	$346,254,216	$919,463,557	$803,586,816
Undistributed net investment income (loss) included in net assets		$(106)	$(106)	$(665,234)	$(6,582)	$9,876	$10,623	$(16,478)	$(16,478)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	8,044,924	12,262,162	28,377,379	20,491,091	313,239	1,591,926	299,392,777	175,044,547
	Advisor Class†	7,344	10,039	11,866,683	9,839	296	9,405	—	100,000
	Premier Class	20,128	100,000	4,258,486	2,727,186	—	—	31,830,912	27,311,638
	Retirement Class	786,400	510,212	5,562,076	12,140,614	—	—	120,724,995	112,214,492
	Retail Class	132,468	184,245	6,427,036	4,169,698	2,438,029	2,162,074	156,375,513	166,382,490
Shares reinvested:	Institutional Class	3,019	297	1,289,376	796,592	15,176	114,789	1,374,280	280,228
	Advisor Class†	12	—	56,121	—	2	—	—	6
	Premier Class	32	—	38,248	19,738	—	—	54,454	—
	Retirement Class	5,304	635	709,644	440,482	—	—	97,692	—
	Retail Class	787	137	258,924	134,373	905,941	806,855	82,024	—
Shares redeemed:	Institutional Class	(1,992,072)	(1,680,023)	(5,552,036)	(11,184,573)	(4,738,468)	(1,090,940)	(181,255,070)	(152,666,146)
	Advisor Class†	(201)	—	(805,071)	—	—	—	—	—
	Premier Class	(83,829)	—	(5,452,886)	(402,123)	—	—	(25,063,040)	(6,336,841)
	Retirement Class	(215,794)	(14,891)	(2,044,890)	(505,224)	—	—	(105,188,857)	(106,507,621)
	Retail Class	(112,771)	(10,736)	(3,225,113)	(1,674,798)	(3,509,368)	(3,610,976)	(182,548,968)	(187,426,228)
Net increase (decrease) from shareholder transactions		6,595,751	11,362,077	41,763,977	27,162,895	(4,575,153)	(16,867)	115,876,712	28,396,565

*	For the period August 7, 2015 to March 31, 2016.
†	Advisor class commenced operations on December 4, 2015.

58	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	59

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

BOND FUND
Institutional Class:	3/31/17		$10.45	$0.29		$(0.05)	$0.24	$(0.29)	$(0.10)	$(0.39)	$10.30
	3/31/16		10.65	0.28		(0.07)	0.21	(0.28)	(0.13)	(0.41)	10.45
	3/31/15		10.40	0.24		0.33	0.57	(0.24)	(0.08)	(0.32)	10.65
	3/31/14		10.64	0.26		(0.16)	0.10	(0.26)	(0.08)	(0.34)	10.40
	3/31/13		10.59	0.27		0.34	0.61	(0.27)	(0.29)	(0.56)	10.64
Advisor Class:	3/31/17		10.46	0.29		(0.06)	0.23	(0.29)	(0.10)	(0.39)	10.30
	3/31/16	‡	10.39	0.09		0.20	0.29	(0.09)	(0.13)	(0.22)	10.46
Premier Class:	3/31/17		10.46	0.27		(0.06)	0.21	(0.27)	(0.10)	(0.37)	10.30
	3/31/16		10.66	0.27		(0.07)	0.20	(0.27)	(0.13)	(0.40)	10.46
	3/31/15		10.41	0.23		0.33	0.56	(0.23)	(0.08)	(0.31)	10.66
	3/31/14		10.64	0.24		(0.15)	0.09	(0.24)	(0.08)	(0.32)	10.41
	3/31/13		10.59	0.26		0.33	0.59	(0.25)	(0.29)	(0.54)	10.64
Retirement Class:	3/31/17		10.64	0.27		(0.05)	0.22	(0.27)	(0.10)	(0.37)	10.49
	3/31/16		10.84	0.26		(0.07)	0.19	(0.26)	(0.13)	(0.39)	10.64
	3/31/15		10.59	0.22		0.33	0.55	(0.22)	(0.08)	(0.30)	10.84
	3/31/14		10.83	0.23		(0.16)	0.07	(0.23)	(0.08)	(0.31)	10.59
	3/31/13		10.77	0.25		0.35	0.60	(0.25)	(0.29)	(0.54)	10.83
Retail Class:	3/31/17		10.63	0.26		(0.05)	0.21	(0.26)	(0.10)	(0.36)	10.48
	3/31/16		10.83	0.26		(0.08)	0.18	(0.25)	(0.13)	(0.38)	10.63
	3/31/15		10.58	0.22		0.32	0.54	(0.21)	(0.08)	(0.29)	10.83
	3/31/14		10.81	0.23		(0.15)	0.08	(0.23)	(0.08)	(0.31)	10.58
	3/31/13		10.76	0.24		0.34	0.58	(0.24)	(0.29)	(0.53)	10.81

BOND INDEX FUND
Institutional Class:	3/31/17		10.98	0.25		(0.23)	0.02	(0.25)	—	(0.25)	10.75
	3/31/16		11.03	0.25		(0.03)	0.22	(0.25)	(0.02)	(0.27)	10.98
	3/31/15		10.67	0.24		0.37	0.61	(0.24)	(0.01)	(0.25)	11.03
	3/31/14		10.93	0.21		(0.25)	(0.04)	(0.21)	(0.01)	(0.22)	10.67
	3/31/13		10.77	0.20		0.18	0.38	(0.21)	(0.01)	(0.22)	10.93
Advisor Class:	3/31/17		10.98	0.25		(0.22)	0.03	(0.25)	—	(0.25)	10.76
	3/31/16	‡	10.77	0.08		0.23	0.31	(0.08)	(0.02)	(0.10)	10.98
Premier Class:	3/31/17		10.98	0.23		(0.23)	0.00	(0.23)	—	(0.23)	10.75
	3/31/16		11.03	0.23		(0.03)	0.20	(0.23)	(0.02)	(0.25)	10.98
	3/31/15		10.67	0.22		0.37	0.59	(0.22)	(0.01)	(0.23)	11.03
	3/31/14		10.93	0.19		(0.25)	(0.06)	(0.19)	(0.01)	(0.20)	10.67
	3/31/13		10.77	0.19		0.17	0.36	(0.19)	(0.01)	(0.20)	10.93
Retirement Class:	3/31/17		10.98	0.22		(0.23)	(0.01)	(0.22)	—	(0.22)	10.75
	3/31/16		11.04	0.22		(0.04)	0.18	(0.22)	(0.02)	(0.24)	10.98
	3/31/15		10.68	0.21		0.37	0.58	(0.21)	(0.01)	(0.22)	11.04
	3/31/14		10.93	0.18		(0.24)	(0.06)	(0.18)	(0.01)	(0.19)	10.68
	3/31/13		10.77	0.18		0.17	0.35	(0.18)	(0.01)	(0.19)	10.93
Retail Class:	3/31/17		10.98	0.21		(0.23)	(0.02)	(0.21)	—	(0.21)	10.75
	3/31/16		11.04	0.21		(0.04)	0.17	(0.21)	(0.02)	(0.23)	10.98
	3/31/15		10.68	0.20		0.37	0.57	(0.20)	(0.01)	(0.21)	11.04
	3/31/14		10.93	0.17		(0.24)	(0.07)	(0.17)	(0.01)	(0.18)	10.68
	3/31/13		10.77	0.17		0.17	0.34	(0.17)	(0.01)	(0.18)	10.93

60	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

				Ratios and supplemental data
													Portfolio
	For the												turnover rate
	period			Net assets at		Ratios to average net assets						Portfolio	excluding
	or year			end of period		Gross		Net		Net investment		turnover	mortgage
	ended		Total return	(in thousands	)	expenses		expenses		income (loss	)	rate	dollar rolls

BOND FUND
Institutional Class:	3/31/17		2.29%	$3,777,813		0.31%		0.31%		2.75%		277%	179%
	3/31/16		2.05	2,729,221		0.31		0.31		2.72		309	166
	3/31/15		5.59	2,501,853		0.31		0.31		2.32		328	162
	3/31/14		0.96	1,882,776		0.32		0.32		2.46		307	156
	3/31/13		5.77	1,951,905		0.32		0.32		2.50		358	196
Advisor Class:	3/31/17		2.28	210		0.33		0.33		2.74		277	179
	3/31/16	‡	2.71 [b]	102		0.53	[c]	0.46	[c]	2.78	[c]	309	166
Premier Class:	3/31/17		2.04	27,651		0.46		0.46		2.60		277	179
	3/31/16		1.89	30,009		0.46		0.46		2.59		309	166
	3/31/15		5.43	19,336		0.47		0.47		2.17		328	162
	3/31/14		0.90	17,715		0.47		0.47		2.30		307	156
	3/31/13		5.61	21,595		0.47		0.47		2.35		358	196
Retirement Class:	3/31/17		2.04	224,159		0.56		0.56		2.50		277	179
	3/31/16		1.80	234,458		0.56		0.56		2.45		309	166
	3/31/15		5.27	266,855		0.56		0.56		2.06		328	162
	3/31/14		0.73	350,208		0.57		0.57		2.21		307	156
	3/31/13		5.55	354,693		0.57		0.57		2.25		358	196
Retail Class:	3/31/17		1.99	90,587		0.61		0.61		2.45		277	179
	3/31/16		1.75	79,566		0.62		0.62		2.41		309	166
	3/31/15		5.21	78,781		0.62		0.62		2.01		328	162
	3/31/14		0.75	74,396		0.63		0.63		2.13		307	156
	3/31/13		5.39	90,667		0.63		0.63		2.19		358	196

BOND INDEX FUND
Institutional Class:	3/31/17		0.15	7,372,654		0.12		0.12		2.27		14	14
	3/31/16		1.99	6,115,247		0.12		0.12		2.28		22	22
	3/31/15		5.73	5,727,975		0.12		0.12		2.18		20	20
	3/31/14		(0.39)	4,964,509		0.12		0.12		1.98		23	23
	3/31/13		3.51	4,174,241		0.14		0.13		1.85		22	22
Advisor Class:	3/31/17		0.22	4,636		0.18		0.18		2.36		14	14
	3/31/16	‡	2.84 [b]	102		0.34	[c]	0.27	[c]	2.23	[c]	22	22
Premier Class:	3/31/17		0.00	30,001		0.27		0.27		2.10		14	14
	3/31/16		1.84	52,687		0.27		0.27		2.13		22	22
	3/31/15		5.58	48,961		0.27		0.27		2.04		20	20
	3/31/14		(0.54)	31,048		0.27		0.27		1.82		23	23
	3/31/13		3.36	27,364		0.29		0.28		1.70		22	22
Retirement Class:	3/31/17		(0.10)	139,123		0.37		0.37		2.02		14	14
	3/31/16		1.64	120,858		0.37		0.37		2.03		22	22
	3/31/15		5.47	96,643		0.37		0.37		1.93		20	20
	3/31/14		(0.55)	73,881		0.37		0.37		1.72		23	23
	3/31/13		3.25	65,143		0.38		0.38		1.60		22	22
Retail Class:	3/31/17		(0.18)	21,467		0.44		0.44		1.94		14	14
	3/31/16		1.55	21,540		0.46		0.46		1.94		22	22
	3/31/15		5.38	18,307		0.45		0.45		1.85		20	20
	3/31/14		(0.65)	14,058		0.49		0.48		1.61		23	23
	3/31/13		3.15	14,344		0.50		0.48		1.52		22	22

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	61

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

BOND PLUS FUND
Institutional Class:	3/31/17		$10.47	$0.33		$(0.02)	$0.31	$(0.32)	$(0.10)	$(0.42)	$10.36
	3/31/16		10.75	0.32		(0.16)	0.16	(0.32)	(0.12)	(0.44)	10.47
	3/31/15		10.58	0.29		0.30	0.59	(0.29)	(0.13)	(0.42)	10.75
	3/31/14		10.78	0.28		(0.16)	0.12	(0.28)	(0.04)	(0.32)	10.58
	3/31/13		10.56	0.33		0.37	0.70	(0.33)	(0.15)	(0.48)	10.78
Advisor Class:	3/31/17		10.48	0.30		0.01	0.31	(0.32)	(0.10)	(0.42)	10.37
	3/31/16	‡	10.45	0.10		0.15	0.25	(0.10)	(0.12)	(0.22)	10.48
Premier Class:	3/31/17		10.47	0.31		(0.01)	0.30	(0.31)	(0.10)	(0.41)	10.36
	3/31/16		10.75	0.30		(0.16)	0.14	(0.30)	(0.12)	(0.42)	10.47
	3/31/15		10.58	0.27		0.30	0.57	(0.27)	(0.13)	(0.40)	10.75
	3/31/14		10.78	0.27		(0.16)	0.11	(0.27)	(0.04)	(0.31)	10.58
	3/31/13		10.56	0.31		0.37	0.68	(0.31)	(0.15)	(0.46)	10.78
Retirement Class:	3/31/17		10.49	0.30		(0.02)	0.28	(0.30)	(0.10)	(0.40)	10.37
	3/31/16		10.76	0.29		(0.15)	0.14	(0.29)	(0.12)	(0.41)	10.49
	3/31/15		10.59	0.26		0.30	0.56	(0.26)	(0.13)	(0.39)	10.76
	3/31/14		10.80	0.26		(0.17)	0.09	(0.26)	(0.04)	(0.30)	10.59
	3/31/13		10.57	0.30		0.38	0.68	(0.30)	(0.15)	(0.45)	10.80
Retail Class:	3/31/17		10.49	0.30		(0.02)	0.28	(0.29)	(0.10)	(0.39)	10.38
	3/31/16		10.77	0.29		(0.17)	0.12	(0.28)	(0.12)	(0.40)	10.49
	3/31/15		10.60	0.26		0.29	0.55	(0.25)	(0.13)	(0.38)	10.77
	3/31/14		10.80	0.25		(0.16)	0.09	(0.25)	(0.04)	(0.29)	10.60
	3/31/13		10.58	0.29		0.37	0.66	(0.29)	(0.15)	(0.44)	10.80

HIGH-YIELD FUND
Institutional Class:	3/31/17		9.02	0.56		0.78	1.34	(0.56)	—	(0.56)	9.80
	3/31/16		9.94	0.55		(0.92)	(0.37)	(0.55)	—	(0.55)	9.02
	3/31/15		10.38	0.55		(0.32)	0.23	(0.55)	(0.12)	(0.67)	9.94
	3/31/14		10.51	0.57		0.11	0.68	(0.57)	(0.24)	(0.81)	10.38
	3/31/13		9.97	0.61		0.57	1.18	(0.61)	(0.03)	(0.64)	10.51
Advisor Class:	3/31/17		9.01	0.53		0.81	1.34	(0.55)	—	(0.55)	9.80
	3/31/16	‡	9.17	0.18		(0.16)	0.02	(0.18)	—	(0.18)	9.01
Premier Class:	3/31/17		9.02	0.54		0.79	1.33	(0.54)	—	(0.54)	9.81
	3/31/16		9.94	0.53		(0.91)	(0.38)	(0.54)	—	(0.54)	9.02
	3/31/15		10.39	0.54		(0.33)	0.21	(0.54)	(0.12)	(0.66)	9.94
	3/31/14		10.51	0.55		0.13	0.68	(0.56)	(0.24)	(0.80)	10.39
	3/31/13		9.97	0.59		0.58	1.17	(0.60)	(0.03)	(0.63)	10.51
Retirement Class:	3/31/17		9.02	0.53		0.79	1.32	(0.53)	—	(0.53)	9.81
	3/31/16		9.94	0.52		(0.91)	(0.39)	(0.53)	—	(0.53)	9.02
	3/31/15		10.38	0.52		(0.31)	0.21	(0.53)	(0.12)	(0.65)	9.94
	3/31/14		10.51	0.54		0.11	0.65	(0.54)	(0.24)	(0.78)	10.38
	3/31/13		9.96	0.58		0.59	1.17	(0.59)	(0.03)	(0.62)	10.51
Retail Class:	3/31/17		9.06	0.53		0.79	1.32	(0.53)	—	(0.53)	9.85
	3/31/16		9.98	0.52		(0.91)	(0.39)	(0.53)	—	(0.53)	9.06
	3/31/15		10.43	0.52		(0.32)	0.20	(0.53)	(0.12)	(0.65)	9.98
	3/31/14		10.56	0.54		0.11	0.65	(0.54)	(0.24)	(0.78)	10.43
	3/31/13		10.01	0.58		0.58	1.16	(0.58)	(0.03)	(0.61)	10.56

62	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data
													Portfolio
	For the												turnover rate
	period			Net assets at		Ratios to average net assets						Portfolio	excluding
	or year			end of period		Gross		Net		Net investment		turnover	mortgage
	ended		Total return	(in thousands	)	expenses		expenses		income (loss	)	rate	dollar rolls

BOND PLUS FUND
Institutional Class:	3/31/17		3.02%	$2,921,905		0.31%		0.31%		3.12%		246%	154%
	3/31/16		1.56	2,449,009		0.31		0.31		3.05		293	172
	3/31/15		5.66	2,522,232		0.32		0.32		2.71		285	133
	3/31/14		1.20	1,807,530		0.33		0.33		2.70		290	97
	3/31/13		6.69	846,872		0.34		0.34		3.05		268	108
Advisor Class:	3/31/17		2.98	1,658		0.40		0.40		2.98		246	154
	3/31/16	‡	2.46 [b]	102		0.53	[c]	0.46	[c]	3.06	[c]	293	172
Premier Class:	3/31/17		2.87	41,849		0.46		0.46		2.97		246	154
	3/31/16		1.41	26,983		0.46		0.46		2.92		293	172
	3/31/15		5.60	17,022		0.47		0.47		2.57		285	133
	3/31/14		0.95	12,140		0.48		0.48		2.51		290	97
	3/31/13		6.53	16,773		0.49		0.49		2.89		268	108
Retirement Class:	3/31/17		2.67	333,416		0.56		0.56		2.87		246	154
	3/31/16		1.41	198,216		0.56		0.56		2.80		293	172
	3/31/15		5.39	200,632		0.57		0.57		2.46		285	133
	3/31/14		0.86	194,476		0.58		0.58		2.44		290	97
	3/31/13		6.52	151,447		0.59		0.59		2.79		268	108
Retail Class:	3/31/17		2.69	263,847		0.63		0.63		2.80		246	154
	3/31/16		1.25	264,536		0.63		0.63		2.73		293	172
	3/31/15		5.31	270,579		0.64		0.64		2.39		285	133
	3/31/14		0.86	262,239		0.67		0.67		2.34		290	97
	3/31/13		6.32	288,131		0.68		0.68		2.71		268	108

HIGH-YIELD FUND
Institutional Class:	3/31/17		15.24	2,417,175		0.36		0.36		5.81		52	52
	3/31/16		(3.84)	2,253,957		0.36		0.36		5.86		50	50
	3/31/15		2.33	2,154,591		0.36		0.36		5.41		71	71
	3/31/14		6.78	1,790,122		0.37		0.37		5.51		69	69
	3/31/13		12.21	1,493,399		0.38		0.38		5.96		83	83
Advisor Class:	3/31/17		15.17	5,133		0.43		0.43		5.55		52	52
	3/31/16	‡	0.23 [b]	102		0.58	[c]	0.51	[c]	6.31	[c]	50	50
Premier Class:	3/31/17		15.06	144,573		0.51		0.51		5.64		52	52
	3/31/16		(3.87)	73,106		0.51		0.51		5.80		50	50
	3/31/15		2.08	33,545		0.51		0.51		5.26		71	71
	3/31/14		6.72	30,851		0.52		0.52		5.36		69	69
	3/31/13		12.05	32,381		0.53		0.53		5.80		83	83
Retirement Class:	3/31/17		14.95	361,397		0.61		0.61		5.55		52	52
	3/31/16		(3.97)	248,713		0.61		0.61		5.61		50	50
	3/31/15		2.08	245,574		0.61		0.61		5.10		71	71
	3/31/14		6.51	402,054		0.62		0.62		5.26		69	69
	3/31/13		12.05	300,278		0.63		0.63		5.72		83	83
Retail Class:	3/31/17		15.01	620,629		0.63		0.63		5.53		52	52
	3/31/16		(4.06)	441,569		0.63		0.63		5.55		50	50
	3/31/15		1.97	541,978		0.64		0.64		5.11		71	71
	3/31/14		6.48	600,237		0.65		0.65		5.23		69	69
	3/31/13		11.98	437,147		0.67		0.67		5.67		83	83

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	63

Financial highlights

TIAA-CREF Funds

			Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

INFLATION-LINKED BOND FUND
Institutional Class:	3/31/17		$11.53	$ 0.27		$(0.14)	$ 0.13	$(0.18)	$—	$(0.18)	$11.48
	3/31/16		11.52	0.16		(0.11)	0.05	(0.04)	—	(0.04)	11.53
	3/31/15		11.41	0.02		0.31	0.33	(0.21)	(0.01)	(0.22)	11.52
	3/31/14		12.40	0.20		(1.01)	(0.81)	(0.17)	(0.01)	(0.18)	11.41
	3/31/13		12.07	0.21		0.43	0.64	(0.25)	(0.06)	(0.31)	12.40
Advisor Class:	3/31/17		11.53	0.30		(0.18)	0.12	(0.17)	—	(0.17)	11.48
	3/31/16	‡	11.24	(0.04)		0.37	0.33	(0.04)	—	(0.04)	11.53
Premier Class:	3/31/17		11.50	0.25		(0.14)	0.11	(0.16)	—	(0.16)	11.45
	3/31/16		11.49	0.12		(0.09)	0.03	(0.02)	—	(0.02)	11.50
	3/31/15		11.39	0.01		0.30	0.31	(0.20)	(0.01)	(0.21)	11.49
	3/31/14		12.38	0.22		(1.05)	(0.83)	(0.15)	(0.01)	(0.16)	11.39
	3/31/13		12.06	0.24		0.38	0.62	(0.24)	(0.06)	(0.30)	12.38
Retirement Class:	3/31/17		11.61	0.24		(0.14)	0.10	(0.15)	—	(0.15)	11.56
	3/31/16		11.60	0.14		(0.11)	0.03	(0.02)	—	(0.02)	11.61
	3/31/15		11.50	0.04		0.27	0.31	(0.20)	(0.01)	(0.21)	11.60
	3/31/14		12.50	0.18		(1.03)	(0.85)	(0.14)	(0.01)	(0.15)	11.50
	3/31/13		12.18	0.19		0.42	0.61	(0.23)	(0.06)	(0.29)	12.50
Retail Class:	3/31/17		11.25	0.23		(0.14)	0.09	(0.14)	—	(0.14)	11.20
	3/31/16		11.24	0.14		(0.12)	0.02	(0.01)	—	(0.01)	11.25
	3/31/15		11.16	0.01		0.27	0.28	(0.19)	(0.01)	(0.20)	11.24
	3/31/14		12.13	0.18		(1.01)	(0.83)	(0.13)	(0.01)	(0.14)	11.16
	3/31/13		11.84	0.17		0.41	0.58	(0.23)	(0.06)	(0.29)	12.13

SHORT-TERM BOND FUND
Institutional Class:	3/31/17		10.34	0.19		—	0.19	(0.19)	(0.00)[d]	(0.19)	10.34
	3/31/16		10.39	0.17		(0.05)	0.12	(0.17)	(0.00)[d]	(0.17)	10.34
	3/31/15		10.41	0.13		(0.01)	0.12	(0.13)	(0.01)	(0.14)	10.39
	3/31/14		10.52	0.15		(0.09)	0.06	(0.15)	(0.02)	(0.17)	10.41
	3/31/13		10.40	0.16		0.13	0.29	(0.16)	(0.01)	(0.17)	10.52
Advisor Class:	3/31/17		10.33	0.19		0.01	0.20	(0.19)	(0.00)[d]	(0.19)	10.34
	3/31/16	‡	10.31	0.05		0.02	0.07	(0.05)	(0.00)[d]	(0.05)	10.33
Premier Class:	3/31/17		10.35	0.17		—	0.17	(0.17)	(0.00)[d]	(0.17)	10.35
	3/31/16		10.40	0.16		(0.05)	0.11	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/15		10.42	0.12		(0.01)	0.11	(0.12)	(0.01)	(0.13)	10.40
	3/31/14		10.53	0.13		(0.09)	0.04	(0.13)	(0.02)	(0.15)	10.42
	3/31/13		10.41	0.15		0.13	0.28	(0.15)	(0.01)	(0.16)	10.53
Retirement Class:	3/31/17		10.35	0.16		—	0.16	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/16		10.40	0.15		(0.05)	0.10	(0.15)	(0.00)[d]	(0.15)	10.35
	3/31/15		10.42	0.11		(0.01)	0.10	(0.11)	(0.01)	(0.12)	10.40
	3/31/14		10.53	0.12		(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42
	3/31/13		10.41	0.13		0.14	0.27	(0.14)	(0.01)	(0.15)	10.53
Retail Class:	3/31/17		10.34	0.16		0.01	0.17	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/16		10.40	0.14		(0.06)	0.08	(0.14)	(0.00)[d]	(0.14)	10.34
	3/31/15		10.42	0.10		(0.01)	0.09	(0.10)	(0.01)	(0.11)	10.40
	3/31/14		10.53	0.12		(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42
	3/31/13		10.41	0.13		0.13	0.26	(0.13)	(0.01)	(0.14)	10.53

64	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data

	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year			end of period		Gross		Net		Net investment		turnover
	ended		Total return	(in thousands	)	expenses		expenses		income (loss	)	rate

INFLATION-LINKED BOND FUND
Institutional Class:	3/31/17		1.12%	$2,163,413		0.26%		0.26%		2.31%		28%
	3/31/16		0.41	1,903,233		0.27		0.27		1.45		27
	3/31/15		2.92	1,713,985		0.26		0.26		0.16		17
	3/31/14		(6.55)	1,472,700		0.27		0.27		1.68		10
	3/31/13		5.28	1,428,566		0.27		0.27		1.72		14
Advisor Class:	3/31/17		1.08	225		0.28		0.28		2.62		28
	3/31/16	‡	2.90 [b]	103		0.48	[c]	0.42	[c]	(1.16)[c]		27
Premier Class:	3/31/17		0.97	11,361		0.41		0.41		2.20		28
	3/31/16		0.31	10,486		0.42		0.42		1.10		27
	3/31/15		2.76	7,545		0.42		0.42		0.08		17
	3/31/14		(6.72)	7,433		0.42		0.42		1.90		10
	3/31/13		5.12	14,323		0.42		0.42		1.89		14
Retirement Class:	3/31/17		0.84	235,188		0.57		0.55		2.07		28
	3/31/16		0.22	217,000		0.52		0.52		1.20		27
	3/31/15		2.67	166,302		0.51		0.51		0.32		17
	3/31/14		(6.82)	190,395		0.52		0.52		1.54		10
	3/31/13		5.02	220,926		0.52		0.52		1.48		14
Retail Class:	3/31/17		0.83	121,954		0.58		0.58		2.03		28
	3/31/16		0.18	125,137		0.58		0.58		1.27		27
	3/31/15		2.55	138,801		0.57		0.57		0.08		17
	3/31/14		(6.85)	150,162		0.59		0.59		1.55		10
	3/31/13		4.90	220,169		0.58		0.58		1.43		14

SHORT-TERM BOND FUND
Institutional Class:	3/31/17		1.84	1,606,917		0.27		0.27		1.81		103
	3/31/16		1.18	1,282,105		0.27		0.27		1.66		93
	3/31/15		1.18	1,170,805		0.27		0.27		1.28		114
	3/31/14		0.56	938,244		0.28		0.28		1.42		112
	3/31/13		2.82	646,931		0.29		0.29		1.52		78
Advisor Class:	3/31/17		1.94	100		0.28		0.28		1.81		103
	3/31/16	‡	0.72 [b]	100		0.50	[c]	0.43	[c]	1.62	[c]	93
Premier Class:	3/31/17		1.69	14,966		0.42		0.42		1.66		103
	3/31/16		1.03	11,709		0.42		0.42		1.51		93
	3/31/15		1.02	10,103		0.42		0.42		1.13		114
	3/31/14		0.41	11,982		0.43		0.43		1.27		112
	3/31/13		2.67	16,257		0.44		0.44		1.42		78
Retirement Class:	3/31/17		1.59	107,016		0.52		0.52		1.57		103
	3/31/16		0.93	97,057		0.52		0.52		1.41		93
	3/31/15		0.92	100,515		0.52		0.52		1.04		114
	3/31/14		0.31	206,496		0.53		0.53		1.18		112
	3/31/13		2.56	334,477		0.54		0.54		1.26		78
Retail Class:	3/31/17		1.62	130,393		0.58		0.58		1.50		103
	3/31/16		0.78	138,591		0.58		0.58		1.35		93
	3/31/15		0.87	152,100		0.58		0.58		0.98		114
	3/31/14		0.25	169,391		0.60		0.60		1.10		112
	3/31/13		2.50	184,637		0.60		0.60		1.22		78

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	65

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

SHORT-TERM BOND INDEX FUND
Institutional Class:	3/31/17		$10.03	$0.10		$(0.06)	$0.04	$(0.10)	$ —	$(0.10)	$ 9.97
	3/31/16	^	10.00	0.05		0.03	0.08	(0.05)	(0.00)[d]	(0.05)	10.03
Advisor Class:	3/31/17		10.03	0.10		(0.06)	0.04	(0.10)	—	(0.10)	9.97
	3/31/16	‡	9.97	0.02		0.06	0.08	(0.02)	(0.00)[d]	(0.02)	10.03
Premier Class:	3/31/17		10.03	0.09		(0.06)	0.03	(0.09)	—	(0.09)	9.97
	3/31/16	^	10.00	0.04		0.03	0.07	(0.04)	(0.00)[d]	(0.04)	10.03
Retirement Class:	3/31/17		10.03	0.08		(0.06)	0.02	(0.08)	—	(0.08)	9.97
	3/31/16	^	10.00	0.04		0.03	0.07	(0.04)	(0.00)[d]	(0.04)	10.03
Retail Class:	3/31/17		10.03	0.07		(0.06)	0.01	(0.07)	—	(0.07)	9.97
	3/31/16	^	10.00	0.03		0.03	0.06	(0.03)	(0.00)[d]	(0.03)	10.03

SOCIAL CHOICE BOND FUND
Institutional Class:	3/31/17		10.32	0.24		(0.06)	0.18	(0.25)	(0.07)	(0.32)	10.18
	3/31/16		10.45	0.26		(0.09)	0.17	(0.26)	(0.04)	(0.30)	10.32
	3/31/15		9.98	0.21		0.60	0.81	(0.21)	(0.13)	(0.34)	10.45
	3/31/14		10.03	0.17		(0.04)	0.13	(0.17)	(0.01)	(0.18)	9.98
	3/31/13	*	10.00	0.06		0.08	0.14	(0.06)	(0.05)	(0.11)	10.03
Advisor Class:	3/31/17		10.32	0.21		(0.03)	0.18	(0.24)	(0.07)	(0.31)	10.19
	3/31/16	‡	10.20	0.08		0.16	0.24	(0.08)	(0.04)	(0.12)	10.32
Premier Class:	3/31/17		10.31	0.23		(0.04)	0.19	(0.24)	(0.07)	(0.31)	10.19
	3/31/16		10.45	0.25		(0.11)	0.14	(0.24)	(0.04)	(0.28)	10.31
	3/31/15		9.98	0.20		0.60	0.80	(0.20)	(0.13)	(0.33)	10.45
	3/31/14		10.03	0.16		(0.04)	0.12	(0.16)	(0.01)	(0.17)	9.98
	3/31/13	*	10.00	0.05		0.08	0.13	(0.05)	(0.05)	(0.10)	10.03
Retirement Class:	3/31/17		10.32	0.22		(0.05)	0.17	(0.23)	(0.07)	(0.30)	10.19
	3/31/16		10.45	0.23		(0.09)	0.14	(0.23)	(0.04)	(0.27)	10.32
	3/31/15		9.98	0.19		0.60	0.79	(0.19)	(0.13)	(0.32)	10.45
	3/31/14		10.03	0.16		(0.05)	0.11	(0.15)	(0.01)	(0.16)	9.98
	3/31/13	*	10.00	0.05		0.08	0.13	(0.05)	(0.05)	(0.10)	10.03
Retail Class:	3/31/17		10.31	0.22		(0.06)	0.16	(0.22)	(0.07)	(0.29)	10.18
	3/31/16		10.45	0.23		(0.10)	0.13	(0.23)	(0.04)	(0.27)	10.31
	3/31/15		9.98	0.19		0.59	0.78	(0.18)	(0.13)	(0.31)	10.45
	3/31/14		10.03	0.14		(0.04)	0.10	(0.14)	(0.01)	(0.15)	9.98
	3/31/13	*	10.00	0.05		0.07	0.12	(0.04)	(0.05)	(0.09)	10.03

TAX-EXEMPT BOND FUND
Institutional Class:	3/31/17		10.72	0.22		(0.29)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
	3/31/16		10.82	0.22		0.06	0.28	(0.22)	(0.16)	(0.38)	10.72
	3/31/15		10.51	0.24		0.41	0.65	(0.23)	(0.11)	(0.34)	10.82
	3/31/14		11.08	0.25		(0.51)	(0.26)	(0.25)	(0.06)	(0.31)	10.51
	3/31/13		10.86	0.32		0.30	0.62	(0.32)	(0.08)	(0.40)	11.08
Advisor Class:	3/31/17		10.72	0.23		(0.30)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
	3/31/16	‡	10.75	0.07		0.13	0.20	(0.07)	(0.16)	(0.23)	10.72
Retail Class:	3/31/17		10.73	0.20		(0.30)	(0.10)	(0.20)	(0.17)	(0.37)	10.26
	3/31/16		10.84	0.19		0.05	0.24	(0.19)	(0.16)	(0.35)	10.73
	3/31/15		10.52	0.20		0.43	0.63	(0.20)	(0.11)	(0.31)	10.84
	3/31/14		11.10	0.22		(0.52)	(0.30)	(0.22)	(0.06)	(0.28)	10.52
	3/31/13		10.88	0.29		0.30	0.59	(0.29)	(0.08)	(0.37)	11.10

66	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
															Portfolio
	For the														turnover rate
	period				Net assets at		Ratios to average net assets						Portfolio		excluding
	or year				end of period		Gross		Net		Net investment		turnover		mortgage
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate		dollar rolls

SHORT-TERM BOND INDEX FUND
Institutional Class:	3/31/17		0.44%		$ 165,909		0.25%		0.12%		1.05%		61%		61%
	3/31/16	^	0.85	[b]	106,153		0.45	[c]	0.12	[c]	0.85	[c]	53	[b]	53	[b]
Advisor Class:	3/31/17		0.44		171		0.25		0.12		1.05		61		61
	3/31/16	‡	0.85	[b]	101		0.67	[c]	0.27	[c]	0.77	[c]	53	[b]	53	[b]
Premier Class:	3/31/17		0.28		362		0.41		0.27		0.85		61		61
	3/31/16	^	0.75	[b]	1,003		0.84	[c]	0.27	[c]	0.69	[c]	53	[b]	53	[b]
Retirement Class:	3/31/17		0.19		10,687		0.50		0.37		0.80		61		61
	3/31/16	^	0.69	[b]	4,975		0.80	[c]	0.37	[c]	0.63	[c]	53	[b]	53	[b]
Retail Class:	3/31/17		0.13		1,935		0.55		0.42		0.73		61		61
	3/31/16	^	0.62	[b]	1,742		1.02	[c]	0.47	[c]	0.50	[c]	53	[b]	53	[b]

SOCIAL CHOICE BOND FUND
Institutional Class:	3/31/17		1.73		618,298		0.40		0.40		2.36		182		115
	3/31/16		1.64		377,577		0.41		0.40		2.50		107		107
	3/31/15		8.19		276,997		0.45		0.40		2.08		459		459
	3/31/14		1.33		85,771		0.59		0.40		1.76		393		393
	3/31/13	*	1.41	[b]	50,034		1.29	[c]	0.40	[c]	1.18	[c]	186	[b]	186	[b]
Advisor Class:	3/31/17		1.68		113,376		0.53		0.52		2.13		182		115
	3/31/16	‡	2.40	[b]	102		0.63	[c]	0.55	[c]	2.53	[c]	107		107
Premier Class:	3/31/17		1.78		17,334		0.55		0.55		2.24		182		115
	3/31/16		1.39		29,475		0.56		0.55		2.43		107		107
	3/31/15		8.03		5,359		0.61		0.55		1.93		459		459
	3/31/14		1.18		2,019		0.75		0.55		1.64		393		393
	3/31/13	*	1.33	[b]	1,013		1.78	[c]	0.55	[c]	1.02	[c]	186	[b]	186	[b]
Retirement Class:	3/31/17		1.58		263,594		0.65		0.65		2.12		182		115
	3/31/16		1.39		223,415		0.66		0.65		2.28		107		107
	3/31/15		7.93		100,119		0.70		0.65		1.87		459		459
	3/31/14		1.08		6,631		0.85		0.65		1.56		393		393
	3/31/13	*	1.28	[b]	2,152		1.77	[c]	0.65	[c]	0.97	[c]	186	[b]	186	[b]
Retail Class:	3/31/17		1.56		107,219		0.67		0.67		2.10		182		115
	3/31/16		1.26		72,933		0.69		0.68		2.23		107		107
	3/31/15		7.99		46,434		0.73		0.68		1.83		459		459
	3/31/14		0.89		6,717		0.92		0.74		1.45		393		393
	3/31/13	*	1.22	[b]	2,755		1.94	[c]	0.75	[c]	0.88	[c]	186	[b]	186	[b]

TAX-EXEMPT BOND FUND
Institutional Class:	3/31/17		(0.63)		2,418		0.37		0.35		2.04		59		59
	3/31/16		2.60		49,799		0.36		0.35		2.03		110		110
	3/31/15		6.27		43,616		0.35		0.35		2.19		155		155
	3/31/14		(2.33)		9,626		0.35		0.35		2.33		155		155
	3/31/13		5.74		10,155		0.35		0.35		2.89		49		49
Advisor Class:	3/31/17		(0.63)		99		0.38		0.36		2.15		59		59
	3/31/16	‡	1.85	[b]	101		0.58	[c]	0.50	[c]	2.00	[c]	110		110
Retail Class:	3/31/17		(0.90)		281,643		0.65		0.63		1.87		59		59
	3/31/16		2.22		296,355		0.63		0.63		1.75		110		110
	3/31/15		6.07		306,179		0.63		0.63		1.90		155		155
	3/31/14		(2.69)		327,779		0.63		0.63		2.06		155		155
	3/31/13		5.44		397,445		0.63		0.63		2.61		49		49

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	67

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from		Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment		investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations		income	gains	distributions	period

MONEY MARKET FUND
Institutional Class:	3/31/17		$1.00	$0.00	[d]	$ —	$0.00	[d]	$(0.00)[d]	$ —	$(0.00)[d]	$1.00
	3/31/16		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00
	3/31/13		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
Advisor Class:	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16	‡	1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
Premier Class:	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	(0.00)[d]	—	1.00
	3/31/13		1.00	—		—	—		—	—	—	1.00
Retirement Class:	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	(0.00)[d]	—	1.00
	3/31/13		1.00	—		—	—		—	—	—	1.00
Retail Class:	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	(0.00)[d]	—	1.00
	3/31/13		1.00	—		—	—		—	—	—	1.00

*	The Fund commenced operations on September 21, 2012.
^	The Fund commenced operations on August 7, 2015.
‡	Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.

68	2017 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

concluded

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

MONEY MARKET FUND
Institutional Class:	3/31/17		0.34%		$ 458,837		0.14%		0.14%		0.35%		—%
	3/31/16		0.09		339,325		0.14		0.14		0.09		—
	3/31/15		0.00		316,667		0.14		0.12		0.00		—
	3/31/14		0.01		345,892		0.13		0.13		0.01		—
	3/31/13		0.05		293,090		0.14		0.14		0.05		—
Advisor Class:	3/31/17		0.29		100		0.19		0.19		0.29		—
	3/31/16	‡	0.02	[b]	100		0.36	[c]	0.29	[c]	0.08	[c]	—
Premier Class:	3/31/17		0.19		32,044		0.29		0.29		0.19		—
	3/31/16		0.00		25,222		0.29		0.24		0.00		—
	3/31/15		0.00		4,247		0.29		0.12		0.00		—
	3/31/14		0.00		5,371		0.28		0.14		0.00		—
	3/31/13		0.00		8,929		0.29		0.19		0.00		—
Retirement Class:	3/31/17		0.09		109,765		0.39		0.39		0.09		—
	3/31/16		0.00		94,131		0.39		0.23		0.00		—
	3/31/15		0.00		88,424		0.39		0.12		0.00		—
	3/31/14		0.00		90,363		0.38		0.14		0.00		—
	3/31/13		0.00		73,609		0.39		0.19		0.00		—
Retail Class:	3/31/17		0.03		318,718		0.49		0.45		0.03		—
	3/31/16		0.00		344,809		0.48		0.22		0.00		—
	3/31/15		0.00		365,853		0.48		0.12		0.00		—
	3/31/14		0.00		415,477		0.50		0.14		0.00		—
	3/31/13		0.00		429,522		0.51		0.19		0.00		—

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Annual Report	69

Notes to financial statements

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund and the Money Market Fund (collectively the “Funds” or individually, the “Fund”). The Short-Term Bond Index Fund commenced operations on August 7, 2015.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. Effective October 1, 2016, the name of Teachers Advisors, Inc. was changed to Teachers Advisors, LLC. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Advisor class was made available for sale by certain Funds on December 4, 2015, pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2017, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, dividend reclassifications,

70	2017 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

deflation adjustments on Treasury Inflation-Protected Securities, and income generated from swaps were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New Accounting Pronouncement: In March 2017, FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance is effective for fiscal years beginning after December 15, 2018. Management is currently assessing the impact of the guidance on the Funds’ financial statements.

New rule issuances: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. As a result of these amendments, the Board has approved the conversion of the Money Market Fund to a “government money market fund.” The conversion to a government money market fund was effective on October 14, 2016.

In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This final rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule is September 5, 2017. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of March 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation

TIAA-CREF Funds: Fixed Income Funds ■ 2017 Annual Report	71

Notes to financial statements

date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.
Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended March 31, 2017, the Bond Fund, Bond Plus Fund, Short-Term Bond Fund and Social Choice Bond Fund had material transfers from Level 2 to Level 3.

As of March 31, 2017, 100% of the value of investments in the Inflation-Linked Bond Fund, the Short-Term Bond Index Fund, the Tax-Exempt Bond Fund and the Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of March 31, 2017, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Bond
Bank loan obligations	$—	$78,708,615	$646,589	$79,355,204
Corporate bonds	—	1,461,601,270	—	1,461,601,270
Government bonds	—	1,371,699,951	6,190,314	1,377,890,265
Structured assets	—	1,068,699,320	16,752,354	1,085,451,674
Common stocks	—	85,924	—	85,924
Preferred stocks	—	22,125	—	22,125
Short-term investments	—	269,634,551	—	269,634,551
Unfunded loan commitment	—	80	—	80
Total	$—	$4,250,451,836	$23,589,257	$4,274,041,093
Bond Index
Corporate bonds	$—	$1,951,910,608	$184,148	$1,952,094,756
Government bonds	—	5,403,780,581	—	5,403,780,581
Structured assets	—	177,256,846	—	177,256,846
Short-term investments	—	101,705,982	—	101,705,982
Total	$—	$7,634,654,017	$184,148	$7,634,838,165
Bond Plus
Bank loan obligations	$—	$119,888,924	$2,937,078	$122,826,002
Corporate bonds	—	1,156,183,382	5,810,260	1,161,993,642
Government bonds	—	1,609,675,347	6,190,314	1,615,865,661
Structured assets	—	530,432,770	27,392,305	557,825,075
Common stocks	—	343,709	—	343,709
Preferred stocks	—	88,450	—	88,450
Short-term investments	—	197,486,202	—	197,486,202
Credit default swap contracts*	—	(3,659,556)	—	(3,659,556)
Total	$—	$3,610,439,228	$42,329,957	$3,652,769,185

72	2017 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

Fund	Level 1	Level 2	Level 3	Total
High-Yield
Bank loan obligations	$—	$227,499,630	$—	$227,499,630
Corporate bonds	—	3,012,404,561	8,780,800	3,021,185,361
Common stocks	10,699,902	3,969,157	—	14,669,059
Preferred stocks	—	889,875	—	889,875
Short-term investments	—	255,950,482	—	255,950,482
Total	$10,699,902	$3,500,713,705	$8,780,800	$3,520,194,407
Short-Term Bond
Bank loan obligations	$—	$51,764,177	$—	$51,764,177
Corporate bonds	—	600,867,344	227,813	601,095,157
Government bonds	—	708,910,468	—	708,910,468
Structured assets	—	378,162,108	16,496,945	394,659,053
Short-term investments	—	92,649,494	—	92,649,494
Forward foreign currency contracts*	—	1,882	—	1,882
Futures*	155,299	—	—	155,299
Total	$155,299	$1,832,355,473	$16,724,758	$1,849,235,530
Social Choice Bond
Bank loan obligations	$—	$11,751,821	$1,742,926	$13,494,747
Corporate bonds	—	367,120,614	4,143,333	371,263,947
Government bonds	—	564,445,302	13,401,391	577,846,693
Structured assets	—	121,907,470	6,373,390	128,280,860
Preferred stocks	277,412	—	—	277,412
Short-term investments	—	77,287,264	—	77,287,264
Total	$277,412	$1,142,512,471	$25,661,040	$1,168,450,923

*	Derivative instruments, excluding purchased options, are not reflected in the Summary portfolio of investments.

The following table is a reconcilation of the Funds’ investments in which significant unobservable inputs (Level 3) were used in determining value:

	Bond	Bond Plus	Short-Term Bond	Social Choice Bond
Balance as of March 31, 2016	$3,329,625	$7,445,661	$5,199,508	$5,432,922
Purchases	—	—	—	—
Sales	(2,721,479)	(5,047,890)	(3,501,627)	(1,133,542)
Gains (losses)	(27,101)	(72,485)	(26,710)	263
Change in unrealized appreciation (depreciation)	89,462	316,372	526,836	206,227
Transfers out of Level 3	—	(1,557,149)	—	(1,677,130)
Transfers into Level 3	22,918,750	41,245,448	14,526,751	22,832,300
Balance as of March 31, 2017	$23,589,257	$42,329,957	$16,724,758	$25,661,040

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Funds’ as of March 31, 2017.

Fund	Fair value as of March 31, 2017	Valuation technique	Unobservable input	Range (weighted average)
Bond
Bank loan obligations	$646,589	Broker quote	*
Government bonds	6,190,314	Broker quote	*
Structured assets	4,003,465	Broker quote	*
Structured assets	12,748,889	Recent market transaction	†
Total	$23,589,257
Bond Plus
Bank loan obligations	$2,937,078	Broker quote	*
Corporate bonds	4,500,000	Broker quote	*
Government bonds	6,190,314	Broker quote	*
Structured assets	14,072,994	Broker quote	*
Corporate bonds	1,310,260	Recent market transaction	Discount	51.0% (51.0%)
Structured assets	13,319,311	Recent market transaction	†
Total	$42,329,957
Short-Term Bond
Corporate bonds	$227,813	Recent market transaction	Discount	69.6% (69.6%)
Structured assets	6,641,953	Broker quote	*
Structured assets	9,854,992	Recent market transaction	†
Total	$16,724,758
Social Choice Bond
Bank loan obligations	$1,742,926	Broker quote	*
Corporate bonds	4,143,333	Broker quote	*
Government bonds	13,401,391	Broker quote	*
Structured assets	5,373,680	Broker quote	*
Structured assets	999,710	Recent market transaction	†
Total	$25,661,040

*	Single source broker quote.
†	Recent market transaction refers to the most recent known market transaction.

TIAA-CREF Funds: Fixed Income Funds ■ 2017 Annual Report	73

Notes to financial statements

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At March 31, 2017, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives			Liability derivatives
			Fair value			Fair value
Derivative contract	Location		amount	Location		amount
Bond Plus Fund
Fixed Income contracts	Swap contracts	*	$1,656,303	Swap contracts	*	$5,315,859
Short-Term Bond Fund
Forward contracts	Forward foreign currency contracts		156,064	Forward foreign currency contracts		154,182
Interest rate contracts	—		—	Futures*		155,299

*	The fair value presented includes cumulative gain (loss) on open futures contracts and open centrally cleared swap contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts and variation margin on open centrally cleared swap contracts.

For the year ended March 31, 2017, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss	)	Change in unrealized appreciation (depreciation	)
Bond Plus Fund
Credit contracts	Swap contracts	$(1,957,646)		$(3,659,556)
Short-Term Bond Fund
Forward contracts	Foreign forward currency contracts	—		1,882
Interest rate contracts	Futures contracts	254,775		519,567

Futures contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended March 31, 2017, the Short-Term Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 2% and 4% of net assets.

At March 31, 2017, the Funds held the following open futures contracts:

Fund	Futures contracts	Number of long (short) contracts	Settlement value	Expiration date	Unrealized gain (loss	)
Short-Term Bond	US 10YR NOTE (CBT)	(115)	$(14,324,687)	June 2017	$ 56,315
Short-Term Bond	US 5YR NOTE (CBT)	(250)	(29,431,641)	June 2017	98,984
Total		(365)	$(43,756,328)		$155,299

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

74	2017 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended March 31, 2017, the Bond Plus Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 6% of net assets.

At March 31, 2017, open centrally cleared credit default swap contracts purchased and sold by the Funds were as follows:

PURCHASED

Fund	Reference entity	Counterparty	Maturity Date	Implied credit spread at 3/31/17	(1)	Notional amount	(2)	Variation margin	Unrealized appreciation (depreciation )
Bond Plus	CDX-HY CDSI S26V2 5 Year Index	UBS Securities, LLC	6/20/21	2.75%		$29,700,000		$9,448	$(1,882,125)
Bond Plus	CDX-HY CDSI S26V2 5 Year Index	UBS Securities, LLC	6/20/21	2.75		14,850,000		4,724	(987,395)
Bond Plus	CDX-HY CDSI S26V2 5 Year Index	UBS Securities, LLC	6/20/21	2.75		14,850,000		4,724	(732,338)
Bond Plus	CDX-HY CDSI S26V2 5 Year Index	UBS Securities, LLC	6/20/21	2.75		19,800,000		6,299	(851,689)
Bond Plus	CDX-HY CDSI S26V2 5 Year Index	UBS Securities, LLC	6/20/21	2.75		9,900,000		3,149	(461,974)
Bond Plus	CDX-HY CDSI S27V2 5 Year Index	UBS Securities, LLC	12/20/21	3.10		9,900,000		(188)	(248,026)
Bond Plus	CDX-HY CDSI S27V2 5 Year Index	Goldman Sachs & Co.	12/20/21	3.10		10,000,000		(8,218)	(74,990)
Bond Plus	CDX-HY CDSI S27V2 5 Year Index	UBS Securities, LLC	12/20/21	3.10		10,000,000		(8,218)	(58,857)
Bond Plus	CDX-HY CDSI S28V1 5 Year Index	UBS Securities, LLC	6/20/22	3.38		10,000,000		(259)	(18,465)
						$129,000,000		$11,461	$(5,315,859)

SOLD

Fund	Reference entity	Counterparty	Maturity Date	Implied credit spread at 3/31/17	(1)	Notional amount	(2)	Variation margin	Unrealized appreciation (depreciation	)
Bond Plus	CDX-HY CDSI S26V2 5 Year Index	UBS Securities, LLC	6/20/21	2.75%		$9,900,000		$(3,149)	$540,011
Bond Plus	CDX-HY CDSI S26V2 5 Year Index	UBS Securities, LLC	6/20/21	2.75		9,900,000		(3,149)	450,844
Bond Plus	CDX-HY CDSI S26V2 5 Year Index	UBS Securities, LLC	6/20/21	2.75		9,900,000		(3,149)	197,926
Bond Plus	CDX-HY CDSI S26V2 5 Year Index	UBS Securities, LLC	6/20/21	2.75		20,000,000		11,097	154,905
Bond Plus	CDX-HY CDSI S26V2 5 Year Index	UBS Securities, LLC	6/20/21	2.75		10,000,000		5,545	38,431
Bond Plus	CDX-HY CDSI S26V2 5 Year Index	UBS Securities, LLC	6/20/21	2.75		10,000,000		5,545	119,874
Bond Plus	CDX-HY CDSI S26V2 5 Year Index	UBS Securities, LLC	6/20/21	2.75		10,000,000		5,545	154,312
						$79,700,000		$18,285	$1,656,303
TOTALS						$208,700,000		$29,746	$(3,659,556)

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the year ended March 31, 2017, the Short-Term Bond Fund had exposure to forwards, based on underlying notional values, generally between 0% and 1%.

At March 31, 2017, the Short-Term Bond Fund held the following open forward contracts:

Counterparty	Contract settlement date	Receive	Deliver	Unrealized appreciation (depreciation)
Morgan Stanley	5/31/2017	MXN 50,205,720	$ 2,500,000	$ 156,064
Goldman Sachs	5/31/2017	$ 2,500,000	MXN 50,170,138	(154,182)
Total				$ 1,882

Abbreviation(s):

MXN  Mexican Peso

TIAA-CREF Funds: Fixed Income Funds ■ 2017 Annual Report	75

Notes to financial statements

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations is paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensated TPIS for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

For the Money Market Fund, TPIS waived a portion of distribution Rule 12b-1 plan expenses on the Retail Class and Advisors waived a portion of service agreement fees on the Retirement Class. These waivers and reimbursements are voluntary in nature and can be discontinued at any time. The amounts waived and reimbursed are disclosed on the Statements of Operations.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of March 31, 2017, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range	Investment management fee—effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
Fund			Retirement Class	Premier Class	Retail Class	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Bond*	0.26%-0.30%	0.29%	0.25%	0.15%	0.25%	0.35%	0.50%	0.50%	0.60%	0.70%
Bond Index	0.10	0.10	0.25	0.15	0.25	0.13	0.28	0.28	0.38	0.48
Bond Plus*	0.26-0.30	0.29	0.25	0.15	0.25	0.35	0.50	0.50	0.60	0.70
High-Yield*	0.31-0.35	0.34	0.25	0.15	0.25	0.40	0.55	0.55	0.65	0.75
Inflation-Linked Bond*	0.21-0.25	0.24	0.25	0.15	0.25	0.30	0.45	0.45	0.55	0.65
Short-Term Bond*	0.21-0.25	0.25	0.25	0.15	0.25	0.30	0.45	0.45	0.55	0.65
Short-Term Bond Index	0.07	0.07	0.25	0.15	0.25	0.12	0.27	0.27	0.37	0.47
Social Choice Bond*	0.31-0.35	0.35	0.25	0.15	0.25	0.40	0.55	0.55	0.65	0.75
Tax-Exempt Bond*	0.26-0.30	0.30	–	–	0.25	0.35	0.50	–	–	0.70
Money Market	0.10	0.10	0.25	0.15	0.25	0.15	0.30	0.30	0.40	0.50
*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2017. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended March 31, 2017, the Funds engaged in the following security transactions with affiliated entities:

As of March 31, 2017, a registered separate account of TIAA (collectively, “TIAA Access”) has various sub accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

During the year ended March 31, 2017, TIAA received total proceeds of $13,759,198 from redemptions from the Short-Term Bond Index Fund.

Fund	Purchases	Sales	Realized gain (loss)
Bond	$–	$53,148,673	$470,967
Bond Plus	593,204	3,143,680	40,476
High-Yield	–	4,326,553	176,553
Short-Term Bond	7,572,108	–	–

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of March 31, 2017:

Underlying Fund	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifecycle Index Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total
Bond	79%	–%	1%	–%	1%	81%
Bond Index	–	25	–	–	1	26
Bond Plus	59	–	5	9	2	75
High-Yield	9	–	–	–	2	11
Inflation-Linked Bond	18	6	–	–	–	24
Short-Term Bond	33	–	3	–	2	38
Short-Term Bond Index	–	88	–	–	–	88
Money Market	–	–	–	–	2	2

76	2017 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of March 31, 2017, four 529 Plans owned 15%, 14%, 6% and 5%, respectively, of the Bond Index Fund, three 529 Plans owned 12%, 12%, and 6%, respectively, of the Inflation-Linked Bond Fund, three 529 Plans owned 8%, 7% and 5%, respectively, of the Short-Term Bond Fund and one 529 Plan owned 10% of the Money Market Fund.

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed- upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Funds may enter into loan commitments to fund a portion of a delayed-draw term loan facility. The Funds are obligated to fund loan commitments at the borrower’s discretion. The Funds reserve against such contingent obligation by segregating short-term securities or cash. At March 31, 2017, the Bond Fund held an unfunded loan commitment of $9,148. Unfunded loan commitments are marked-to-market daily and any unrealized appreciation (depreciation) is included as an asset (liability) on the Statements of Assets and Liabilities. Interest income and the change in unrealized appreciation (depreciation) are included on the Statements of Operations.

Net unrealized appreciation (depreciation): At March 31, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation )
Bond	$4,283,276,958	$33,607,931	$(42,843,876)	$(9,235,945)
Bond Index	7,631,021,222	77,676,543	(73,859,600)	3,816,943
Bond Plus	3,667,815,472	35,327,701	(46,714,432)	(11,386,731)
High-Yield	3,474,754,116	118,530,214	(73,089,923)	45,440,291
Inflation-Linked Bond	2,472,968,755	57,397,706	(10,574,647)	46,823,059
Short-Term Bond	1,852,040,251	5,047,114	(8,009,016)	(2,961,902)
Short-Term Bond Index	180,824,752	106,839	(587,677)	(480,838)
Social Choice Bond	1,173,443,121	6,176,449	(11,168,647)	(4,992,198)
Tax-Exempt Bond	278,888,044	3,319,939	(4,478,947)	(1,159,008)

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended March 31, 2017 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales
Bond	$2,416,116,963	$8,601,673,434	$1,482,279,286	$8,257,185,252
Bond Index	903,897,552	1,879,288,670	456,551,521	490,996,045
Bond Plus	1,826,739,129	6,637,406,734	1,536,822,605	6,214,884,869
High-Yield Bond	1,742,794,882	–	1,599,058,155	–
Inflation-Linked Bond	35,700,718	952,545,605	761,992	657,070,177
Short-Term Bond	774,121,447	1,346,156,816	643,364,826	959,662,553
Short-Term Bond Index	42,525,976	107,118,874	22,442,320	61,233,178
Social Choice Bond	697,549,072	1,367,443,410	377,695,172	1,237,221,091
Tax-Exempt Bond	176,518,972	–	216,609,169	–

TIAA-CREF Funds: Fixed Income Funds ■ 2017 Annual Report	77

Notes to financial statements

concluded

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended March 31, 2017 and March 31, 2016 was as follows:

	3/31/2017			3/31/2016
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Bond	$131,341,880	$3,494,832	$134,836,712	$104,849,094	$ 9,224,503	$114,073,597
Bond Index	156,635,444	–	156,635,444	138,891,543	7,632,537	146,524,080
Bond Plus	128,768,765	–	128,768,765	109,123,177	11,698,193	120,821,370
High-Yield	187,980,292	–	187,980,292	182,439,920	–	182,439,920
Inflation-Linked Bond	36,832,831	–	36,832,831	6,010,653	–	6,010,653
Short-Term Bond	29,386,395	–	29,386,395	23,635,377	77,907	23,713,284
Short-Term Bond Index	1,417,599	–	1,417,599	492,934	–	492,934
Social Choice Bond	26,125,419	1,154,049	27,279,468	15,773,034	129,359	15,902,393
Tax-Exempt Bond *	8,004,604	2,720,605	10,725,209	8,950,772	2,299,558	11,250,330
Money Market	1,614,498	–	1,614,498	282,838	–	282,838
*	Includes ordinary income which will not be taxable for federal income tax purposes in 2017 and 2016 of $5,799,921 and $6,158,474, respectively.

As of March 31, 2017, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation )	Capital loss carryover	Late-year loss deferrals	Total
Bond	$7,717,917	$–	$(9,228,096)	$–	$(24,241,653)	$(25,751,832)
Bond Index	3,927,638	–	3,816,944	(2,369,649)	–	5,374,933
Bond Plus	6,536,442	–	(11,378,379)	–	(22,144,625)	(26,986,562)
High-Yield	2,967,109	–	45,440,291	(115,417,580)	(32,230)	(67,042,410)
Inflation-Linked Bond	15,459,938	–	46,823,054	(260,362)	–	62,022,630
Short-Term Bond	1,302,302	–	(2,954,896)	–	(800,658)	(2,453,252)
Short-Term Bond Index	154,837	–	(480,838)	(73,648)	(34,200)	(433,849)
Social Choice Bond	286,229	–	(4,992,198)	–	(4,843,346)	(9,549,315)
Tax-Exempt Bond	116,897	–	(1,159,009)	–	(835,863)	(1,877,975)
Money Market	–	–	–	(229)	–	(229)

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of deflationary adjustments associated with Treasury Inflation-Protected Securities, and the treatment of short term gain as ordinary income for tax purposes.

At March 31, 2017, the following Funds had capital loss carryovers, which will expire as follows:

	Date of expiration
Fund	No expiration	Total
Bond Index	$ 2,369,649	$ 2,369,649
High-Yield	115,417,580	115,417,580
Inflation-Linked Bond	260,362	260,362
Short-Term Bond Index	73,648	73,648
Money Market	229	229

For the year ended March 31, 2017, Inflation-Linked Bond Fund, Short-Term Bond Fund, and Money Market Fund utilized $1,250,015, $769,086, and $29 of their respective capital loss carryovers available.

The capital loss carryover for Short-Term Bond Fund was reduced to zero as a result of its utilization.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2017, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

78	2017 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments or portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, and Money Market Fund (ten of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

May 18, 2017

TIAA-CREF Funds: Fixed Income Funds ■ 2017 Annual Report	79

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  April 18, 2017

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2018. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth.
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	88	Director, Aflac Insurance. Inc.; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	88	Director, First Eagle Holdings, LLC; Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; Regent, University of Edinburgh; Trustee, the North Shore Land Alliance; and Prep for Prep.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	88	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

80	2017 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	88	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, President, TIAA Investments. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Senior Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
J. Keith Morgan TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1951	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2015.	Senior Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President and Chief Legal Officer of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.
Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.

TIAA-CREF Funds: Fixed Income Funds ■ 2017 Annual Report	81

Trustees and officers (unaudited)

concluded

TIAA-CREF Funds   ■  April 18, 2017

Officers — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and Senior Managing Director and General Counsel of the TIAA-CREF Fund Complex.
Otha T. Spriggs, III TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Managing Director, Funds Treasurer, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds; Chief Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1; and Treasurer of CREF.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800-223-1200.

82	2017 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to the renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held meetings on March 9, 2017 and March 23, 2017, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee and other Committees of the Board. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with Advisors to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2016 renewal process. During a series of meetings held prior to the March 9 and March 23, 2017 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidance and follow-up requests in consultation with Advisors representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, and then evaluated the information produced in accordance with the guidance and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commissions) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from Advisors, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and reviewed various information provided by Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by Advisors, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement. In addition to general session meetings that included Advisors personnel, the Trustees met in private sessions at which no Advisors representatives were present to discuss the proposed renewal of the Agreement for each Fund. Further, at each regularly scheduled meeting of the Board, the Board receives and reviews, among other matters, information regarding each Fund’s performance and the Board considered that the evaluation of Advisors’ services to the Funds is an ongoing one.

In advance of the Board meetings held on March 9 and March 23, 2017, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of other accounts with comparable

TIAA-CREF Funds: Fixed Income Funds ■ 2017 Annual Report	83

Approval of investment management agreement (unaudited)

strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to Advisors’ direct fee payments pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission; and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to ask questions and request additional information, and they reviewed responses from Advisors to follow up questions presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by Advisors with other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis throughout the year in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 23, 2017, the Board voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. With respect to the Bond Index and Short-Term Bond Index Funds, the Board’s emphasis was on their performance versus their benchmark indices. The Board also reviewed the three-year performance of each Fund before any reductions for fees or expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered

84	2017 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

that, in those cases in which a Fund had materially underperformed its peer group or peer universe of mutual funds for a specified period, or in the case of an index fund that had deviated from its benchmark by a specified amount, the Board had a dialogue with investment personnel of Advisors, including the pertinent chief investment officer, to consider the factors that contributed to 2016 and longer-term performance. Management also considered whether a closer examination of performance or remedial measures was warranted. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors for the calendar year 2016. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial risk Advisors assumes. The Board considered that Advisors had earned profits with respect to many of the Funds under the Agreement for the one-year period ended December 31, 2016, and expected this trend to continue. However, with respect to the Tax-Exempt Bond, Short-Term Bond Index and Money Market Funds, Advisors had incurred losses. The Board also recognized the future effect on Advisors’ profitability of an amendment to the Agreement effective on May 1, 2017 adding new breakpoints to the management fee rate schedule at the $7 billion and $10 billion levels (replacing an existing breakpoint at the $8 billion level) for the actively-managed Funds with existing management fee “rate breakpoints.” (Management fee rate “breakpoints” result in a Fund paying a lower management fee rate with respect to assets above the designated breakpoint levels.) With respect to those Funds for which the Agreement was profitable to Advisors in 2016, the Board concluded that those profits were reasonable in light of various relevant factors.

During its review of Advisors’ profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors for its portfolio management and other functions, including the impact of operations related to Nuveen Investments, an affiliate of Advisors, on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered the extent to which the current fee rate schedule breakpoints for many actively-managed Funds that were profitable to Advisors would have an effect on their fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the addition of new contractual breakpoints in the management fee rate schedules for many of the actively-managed managed Funds effective May 1, 2017. Based on all factors considered, the Board concluded that the Funds’ fee schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee comparison with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, foreign funds (“UCITS”) and separately managed accounts that may have similar investment strategies as certain of the Funds. In particular, the Board reviewed the management fee rates Advisors charged to a separately managed account and a UCITS series that have similar mandates to the Social Choice Bond Fund. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board considered the management fee rates charged to other investment companies, UCITS and the other accounts that are managed using similar investment strategies. They also considered Advisors’ disclosed fee rate schedules for separately managed account mandates with investment strategies similar to the Funds’ strategies. The Board also considered Advisors’ representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this is due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by Advisors; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

TIAA-CREF Funds: Fixed Income Funds ■ 2017 Annual Report	85

Approval of investment management agreement (unaudited)

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2016. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding a Fund’s “aggregate management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any breakpoints in the management fee rate schedule for the Fund. Statements below regarding “net profit” or “net loss” refer to whether Advisors earned a profit or incurred a loss for the services that it rendered to a Fund during 2016 under the Agreement.

Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes a breakpoint schedule which reduces the rate as assets increase. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.288% of average daily net assets. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Fund was in the 1st, 2nd, 2nd and 3rd quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 1st, 1st and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Bond Index Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio and contractual management fee rate were each in the 2nd quintile of its Expense Group, while the Fund’s actual management fee rate was in the 3rd quintile of its Expense Group. The Fund’s total expense ratio and contractual management fee rate were in the 3rd quintile of its Expense Universe, while the Fund’s actual management fee rate was in the 4th quintile of its Expense Universe.
•	The Fund was in the 2nd quintile of its Performance Group for the one-year period. The Fund ranked 3rd out of 5 funds within its Performance Group for the three-year period and ranked 2nd out of 5 funds within its Performance Group for the five-year period. The Fund was in the 4th, 3rd and 4th quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	For the three-year period, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses, including the effect of NAV rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) was equal to the performance of its benchmark, the Barclays U.S. Aggregate Bond Index.
•	The Fund received an Overall Morningstar Rating of 2 stars.
•	Both the Fund’s Performance Universe and Morningstar category include actively-managed funds, while the Fund utilizes a passive investment strategy.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Bond Plus Fund

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes a breakpoint schedule which reduces the rate as assets increase. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.289% of average daily net assets. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio and contractual management fee rate were in the 1st quintile of its Expense Universe, while its actual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 2nd, 1st and 2nd quintiles of its Performance Group for the one-, three- and five-year periods,

86	2017 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

respectively. The Fund ranked 4 out of 5 funds within its Expense Group for the ten-year period. The Fund was in the 2nd, 1st, 2nd and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

High-Yield Fund

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes a breakpoint schedule which reduces the rate as assets increase. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.339% of average daily net assets. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 2nd, 2nd, 3rd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 1st, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Inflation-Linked Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes a breakpoint schedule which reduces the rate as assets increase. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.242% of average daily net assets. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 5th, 1st, and 4th quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund ranked 2 out of 5 funds within its Performance Group for the ten-year period. The Fund was in the 4th, 2nd, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Short-Term Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes a breakpoint schedule which reduces the rate as assets increase. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.246% of average daily net assets. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.

•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 2nd, 3rd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Short-Term Bond Index Fund

•	The Fund’s annual contractual management fee rate is 0.07% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 2nd quintiles, respectively, of both its Expense Group and Expense Universe.
•	The Fund has no Performance Group. The Fund was in the 5th quintile of its Performance Universe for the one-year and since-inception periods. The Fund’s Performance Universe includes actively-managed funds, while the Fund utilizes a passive investment strategy.
•	The Fund does not yet have a sufficient track record for a Morningstar rating.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Social Choice Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes a breakpoint schedule which reduces the rate as assets increase. At year-end asset levels, the Fund had not reached any of its management fee breakpoints. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 1st quintiles, respectively, of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 3rd and 1st quintiles, respectively, of its Expense Universe.
•	The Fund was in the 2nd and 1st quintiles of both its Performance Group and Performance Universe for the one-and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Tax-Exempt Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes a breakpoint schedule which reduces the rate as assets increase. At year-end asset levels, the Fund had not reached any of its

TIAA-CREF Funds: Fixed Income Funds ■ 2017 Annual Report	87

Approval of investment management agreement (unaudited)

concluded

management fee breakpoints. Effective May 1, 2017, the Fund’s contractual management fee rate schedule was amended so that an existing breakpoint at the $8 billion level was replaced with breakpoints at the $7 billion and $10 billion levels.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 5th quintile of its Performance Group for the one-, three- and five-year periods. The Fund ranked 2 out of 4 funds within its Performance Group for the ten-year period. The Fund was in the 4th, 3rd, 4th and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively. In this regard, the Board considered Advisors’ discussion of the impact of average portfolio duration, security selection and certain other matters on the Fund’s performance, as well as Joel Levy becoming the sole portfolio manager of the Fund in April 2016.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Money Market Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 2nd and 1st quintiles of its Expense Universe, respectively.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three-, five- and ten-year periods.
•	Money market funds are not rated by Morningstar.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

88	2017 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

Important tax information (unaudited)

For the year ended March 31, 2017, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Long-term
Fund	capital gains
Bond	$3,494,832
Bond Index	–
Bond Plus	–
High-Yield	–
Inflation-Linked Bond	–
Short-Term Bond	–
Short-Term Bond Index	–
Social Choice Bond	1,154,049
Tax-Exempt Bond	2,720,605
Money Market	–

The Tax-Exempt Bond Fund paid distributions to shareholders during the year ended March 31, 2017 and the year ended March 31, 2016, totaling $10,725,209 and $11,250,330, of which $5,799,921 and $6,158,474, respectively, was exempt from federal income tax and has been designated as Exempt Interest Dividends.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2017, which will be reported in conjunction with your 2017 Form 1099-DIV.

By early 2018, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Funds: Fixed Income Funds ■ 2017 Annual Report	89

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800-842-2755

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended March 31, 2016 and March 31, 2017, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $503,350 and $518,550, respectively.

4(b) Audit Related Fees.

For the fiscal years ended March 31, 2015 and March 31, 2016, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended March 31, 2016 and March 31, 2017, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended March 31, 2016 and March 31, 2017, PwC’s aggregate fees for tax services billed to the Registrant were $134,500 and $137,860, respectively.

For the fiscal years ended March 31, 2016 and March 31, 2017, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended March 31, 2016 and March 31, 2017, PwC’s aggregate fees for all other services billed to the Registrant were $4,500 and $5,500, respectively.

For the fiscal years ended March 31, 2015 and March 31, 2016, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the

Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2016 and March 31, 2017 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2016 and March 31, 2017 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2016 and March 31, 2017 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2016 and March 31, 2017 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2016 and March 31, 2017 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2016 and March 31, 2017 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended March 31, 2016 and March 31, 2017, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $340,720 and $233,774, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.9%

AUTOMOBILES & COMPONENTS - 0.0%
$181,818	i	CH Hold Corp	3.982%	02/01/24	$182,955
439,914	i	Dealer Tire LLC	4.938	12/22/21	445,413
		TOTAL AUTOMOBILES & COMPONENTS			628,368

CAPITAL GOODS - 0.1%
124,375	i	Aspen Merger Sub, Inc	5.250	09/27/23	125,370
675,000	i	Avolon TLB Borrower Luxembourg Sarl	3.730	01/20/22	683,721
1,496,250	i	Leidos Holdings, Inc	3.250	08/16/23	1,508,594
700,000	i	Milacron LLC	3.982	09/28/23	703,066
990,389	i	TransDigm, Inc	4.037	05/14/22	985,972
497,494	i	TransDigm, Inc	3.982	06/09/23	494,927
343,200	i	Zebra Technologies Corp	3.600	10/27/21	345,726
		TOTAL CAPITAL GOODS			4,847,376

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
1,994,932	i	Advanced Disposal Services, Inc	3.698	11/10/23	2,005,326
1,000,000	i	B/E Aerospace Inc	4.000	12/16/21	998,750
750,000	i	Creative Artists Agency LLC	4.500	02/15/24	759,847
3,616,227	i	TransUnion LLC	3.482	04/09/23	3,636,587
1,012,923	i	USAGM HoldCo LLC	5.500	07/28/22	1,017,988
123,050	i	USAGM HoldCo LLC	5.500	07/28/22	123,666
427,406	i	XPO Logistics, Inc	2.250	11/01/21	428,406
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			8,970,570

CONSUMER DURABLES & APPAREL - 0.0%
493,362	i	Academy Ltd	5.056	07/01/22	363,114
		TOTAL CONSUMER DURABLES & APPAREL			363,114

CONSUMER SERVICES - 0.2%
100,000	i	Boyd Gaming Corp	3.500	09/15/23	100,484
1,496,241	i	Hilton Worldwide Finance LLC	2.982	10/25/23	1,506,609
882,000	i	Jackson Hewitt Tax Service, Inc	8.039	07/30/20	833,490
1,267,948	i	KFC Holding Co	2.976	06/16/23	1,273,501
886,545	i	Kindercare Education LLC	5.397	08/12/22	890,978
375,000	i	Pinnacle Entertainment, Inc	3.990	04/28/23	378,986
659,758	i	ProQuest LLC	5.250	10/24/21	668,830
1,050,051	i	Spin Holdco, Inc	4.285	11/14/19	1,049,484
641,776	i	Sterling Midco Holdings, Inc	5.897	06/20/22	646,589
300,000	i	Travel Leaders Group LLC	6.232	01/25/24	303,564
		TOTAL CONSUMER SERVICES			7,652,515

ENERGY - 0.1%
235,000	i	California Resources Corp	11.375	12/31/21	259,283
1

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$825,000	i	Dynegy, Inc	4.250%	06/27/23	$826,592
994,987	i	NRG Energy, Inc	3.500	06/30/23	998,490
		TOTAL ENERGY			2,084,365

FOOD & STAPLES RETAILING - 0.0%
1,019,188	i	Albertsons LLC	3.982	08/22/21	1,023,357
76,000	i	Albertsons LLC	4.302	06/22/23	76,380
		TOTAL FOOD & STAPLES RETAILING			1,099,737

FOOD, BEVERAGE & TOBACCO - 0.0%
1,000,000	i	B&G Foods, Inc	3.232	11/02/22	1,007,290
251,819	i	Hostess Brands LLC	4.000	08/03/22	254,085
		TOTAL FOOD, BEVERAGE & TOBACCO			1,261,375

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
1,000,000	i	Change Healthcare Holdings LLC	3.750	03/01/24	1,001,250
1,193,567	i	DaVita HealthCare Partners, Inc	3.732	06/24/21	1,206,255
1,995,000	i	Envision Healthcare Corp	4.150	12/01/23	2,009,962
406,542	i	Greatbatch Ltd	4.500	10/27/22	406,033
1,016,538	i	HCA, Inc	3.232	02/10/24	1,024,711
497,500	i	inVentiv Group Holdings, Inc	4.804	11/09/23	498,535
744,384	i	Nature’s Bounty Co	4.647	05/05/23	748,419
4,000,000	i	Tennessee Merger Sub, Inc	3.750	02/06/24	3,968,320
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			10,863,485

INSURANCE - 0.0%
1,484,697	i	HUB International Ltd	4.035	10/02/20	1,491,913
		TOTAL INSURANCE			1,491,913

MATERIALS - 0.2%
2,900,000	i	American Builders & Contractors Supply Co, Inc	3.732	10/31/23	2,904,988
1,075,168	i	Berry Plastics Corp	3.500	10/01/22	1,081,437
1,250,000	i	Berry Plastics Corp	3.520	01/19/24	1,257,462
222,750	i	GCP Applied Technologies, Inc	4.397	02/03/22	224,421
296,001	i	PLZ Aeroscience Corp	4.642	07/29/22	297,481
249,375	i	Quikrete Holdings, Inc	4.232	11/15/23	251,422
360,000	i	Solenis International LP	7.804	07/29/22	355,277
1,952,137	i	Tronox Pigments BV	4.647	03/19/20	1,962,717
		TOTAL MATERIALS			8,335,205

MEDIA - 0.3%
249,379	i	AMC Entertainment Holdings, Inc	3.733	12/15/23	251,407
135,118	i	CBS Radio, Inc	4.500	10/17/23	136,074
886,500	i	CDS US Intermediate Holdings, Inc	5.147	07/08/22	892,227
994,975	i	Charter Communications Operating LLC	3.232	01/15/24	999,263
1,443,750	i	CSC Holdings LLC	3.943	10/11/24	1,439,693
2,292,864	i	Lions Gate Entertainment Corp	3.982	12/08/23	2,305,039
1,448,400	i	MTL Publishing LLC	3.580	08/19/22	1,452,818
217,545	i	Nexstar Broadcasting, Inc	3.943	01/17/24	219,244
21,091	i	Nexstar Broadcasting, Inc	3.943	01/17/24	21,256
1,496,250	i	Nielsen Finance LLC	3.354	10/04/23	1,503,193
1,754,991	i	Virgin Media Bristol LLC	3.662	01/31/25	1,758,834
		TOTAL MEDIA			10,979,048
2

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
$657,082	i	Quintiles IMS, Inc	3.051%	03/03/24	$662,175
461,923	i	Vizient, Inc	5.000	02/11/23	465,387
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,127,562

REAL ESTATE - 0.0%
730,075	i	DTZ US Borrower LLC	4.304	11/04/21	733,843
		TOTAL REAL ESTATE			733,843

RETAILING - 0.1%
246,253	i	CHI Doors Holdings Corp	4.250	07/31/22	245,842
2,982,361	i	PetSmart, Inc	4.020	03/11/22	2,844,427
		TOTAL RETAILING			3,090,269

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,492,500	i	Versum Materials, Inc	3.647	09/29/23	1,506,962
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,506,962

SOFTWARE & SERVICES - 0.1%
623,330	i	CSRA, Inc	3.482	11/30/23	628,397
1,235,103	i	First Data Corp	3.984	03/24/21	1,244,144
2,000,000	i	First Data Corp	3.984	07/08/22	2,014,580
719,313	i	Mitchell International, Inc	4.539	10/13/20	725,910
78,092	i	SS&C European Holdings SARL	3.232	07/08/22	78,434
913,523	i	SS&C Technologies, Inc	3.232	07/08/22	917,524
		TOTAL SOFTWARE & SERVICES			5,608,989

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
986,625	i	CommScope, Inc	3.482	12/19/22	993,097
298,505	i	MTS Systems Corp	5.080	07/05/23	301,864
864,803	i	Sensata Technologies BV	3.131	10/14/21	869,439
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,164,400

TELECOMMUNICATION SERVICES - 0.0%
396,008	i	CNT Holdings III Corp	4.280	01/22/23	398,316
		TOTAL TELECOMMUNICATION SERVICES			398,316

TRANSPORTATION - 0.1%
989,899	i	American Airlines, Inc	3.381	10/10/21	990,146
1,500,000	i	American Airlines, Inc	3.412	12/14/23	1,501,455
444,805	i	Kenan Advantage Group, Inc	4.000	07/29/22	444,943
1,462,514	i	Kenan Advantage Group, Inc	4.000	07/29/22	1,462,967
250,000	i	Vouvray US Finance, LLC	4.180	01/17/24	249,687
		TOTAL TRANSPORTATION			4,649,198

UTILITIES - 0.0%
500,000	i	Talen Energy Supply LLC	6.060	12/06/23	503,125
185,714	i	Vistra Operations Co LLC	3.732	08/04/23	185,250
812,250	i	Vistra Operations Co LLC	3.732	08/04/23	810,219
		TOTAL UTILITIES			1,498,594
		TOTAL BANK LOAN OBLIGATIONS			79,355,204
		(Cost $79,310,269)
3

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 95.3%

CORPORATE BONDS - 35.5%

AUTOMOBILES & COMPONENTS - 0.6%
$120,000	g	Adient Global Holdings Ltd	4.875%	08/15/26	$117,750
480,000	g	Allison Transmission, Inc	5.000	10/01/24	484,800
250,000	g,h	Aston Martin Capital Holdings Ltd	6.500	04/15/22	250,937
4,950,000	g	BMW US Capital LLC	2.000	04/11/21	4,851,604
450,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	469,125
1,125,000		Delphi Automotive plc	3.150	11/19/20	1,147,547
1,750,000		Delphi Automotive plc	4.400	10/01/46	1,666,899
2,850,000		Ford Motor Co	4.346	12/08/26	2,901,716
129,000	g	Gates Global LLC	6.000	07/15/22	131,258
1,700,000		General Motors Co	6.600	04/01/36	1,954,118
1,200,000		General Motors Co	6.750	04/01/46	1,405,108
150,000		Goodyear Tire & Rubber Co	5.000	05/31/26	153,750
1,100,000	g	Hyundai Capital America	2.600	03/19/20	1,100,127
2,600,000	g	Hyundai Capital America	2.550	04/03/20	2,599,737
3,025,000	g	Hyundai Capital Services, Inc	3.000	03/06/22	3,020,659
200,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	201,000
1,750,000		Magna International, Inc	3.625	06/15/24	1,785,327
200,000		Tenneco, Inc	5.000	07/15/26	195,874
150,000	g	ZF North America Capital, Inc	4.500	04/29/22	156,188
150,000	g	ZF North America Capital, Inc	4.750	04/29/25	155,250
		TOTAL AUTOMOBILES & COMPONENTS			24,748,774

BANKS - 5.5%
1,900,000	g,i	Akbank TAS	7.200	03/16/27	1,973,577
1,800,000	g	ANZ New Zealand Int’l Ltd	2.125	07/28/21	1,751,260
1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,565,625
1,900,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	1,930,875
1,125,000		Bank of America Corp	6.000	09/01/17	1,145,216
9,475,000		Bank of America Corp	2.151	11/09/20	9,388,190
2,450,000		Bank of America Corp	3.875	08/01/25	2,493,193
7,450,000		Bank of America Corp	3.248	10/21/27	7,090,947
6,850,000	i	Bank of America Corp	3.824	01/20/28	6,863,926
1,750,000		Bank of America Corp	4.750	04/21/45	1,757,978
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	3,385,014
1,500,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,497,471
1,700,000		Barclays plc	3.650	03/16/25	1,655,380
2,050,000	g	BNP Paribas S.A.	3.800	01/10/24	2,039,563
650,000		Branch Banking & Trust Co	2.300	10/15/18	654,491
2,000,000	g	Caixa Economica Federal	3.500	11/07/22	1,906,000
375,000	g,i	Caixa Economica Federal	7.250	07/23/24	394,162
2,550,000		Capital One Bank USA NA	2.950	07/23/21	2,570,094
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,065,694
10,975,000		Citigroup, Inc	3.200	10/21/26	10,475,034
6,800,000	i	Citigroup, Inc	3.887	01/10/28	6,829,566
4

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		Citizens Bank NA	2.550%	05/13/21	$745,671
600,000		Citizens Financial Group, Inc	2.375	07/28/21	591,595
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	384,788
1,300,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,402,267
3,350,000		Cooperatieve Rabobank UA	2.500	01/19/21	3,353,042
3,800,000		Cooperatieve Rabobank UA	3.750	07/21/26	3,712,562
1,250,000	g	Credit Agricole S.A.	2.500	04/15/19	1,257,537
1,425,000	g	Credit Agricole S.A.	2.375	07/01/21	1,396,141
6,775,000	g	Credit Agricole S.A.	3.375	01/10/22	6,774,519
1,000,000	g	DBS Group Holdings Ltd	2.246	07/16/19	1,003,517
1,025,000		Discover Bank	3.100	06/04/20	1,045,494
1,000,000		Discover Bank	3.200	08/09/21	1,012,597
2,250,000	g	GTH Finance BV	7.250	04/26/23	2,475,225
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,393,973
8,875,000		HSBC Holdings plc	2.650	01/05/22	8,753,688
4,125,000	i	HSBC Holdings plc	3.262	03/13/23	4,144,957
1,250,000		HSBC Holdings plc	3.900	05/25/26	1,262,458
2,300,000		HSBC Holdings plc	4.375	11/23/26	2,317,611
2,025,000	i	HSBC Holdings plc	4.041	03/13/28	2,046,690
8,700,000		JPMorgan Chase & Co	2.750	06/23/20	8,812,395
8,550,000		JPMorgan Chase & Co	2.295	08/15/21	8,460,345
5,250,000		JPMorgan Chase & Co	3.200	06/15/26	5,096,978
3,975,000		JPMorgan Chase & Co	2.950	10/01/26	3,778,913
3,100,000	i	JPMorgan Chase & Co	4.260	02/22/48	3,094,560
750,000	i	JPMorgan Chase & Co	5.150	12/30/49	756,563
2,945,000		KeyBank NA	2.500	12/15/19	2,977,925
875,000		Lloyds Banking Group plc	3.000	01/11/22	869,903
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	908,831
2,550,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,544,482
4,150,000		Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	4,198,431
4,175,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	4,190,126
3,500,000		National Australia Bank Ltd	2.500	07/12/26	3,276,949
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,026,719
2,000,000	g	PKO Finance AB	4.630	09/26/22	2,105,660
2,075,000		PNC Bank NA	2.200	01/28/19	2,089,141
2,425,000		PNC Bank NA	2.250	07/02/19	2,442,540
4,150,000		PNC Bank NA	2.600	07/21/20	4,189,292
1,750,000		PNC Bank NA	2.700	11/01/22	1,736,543
3,050,000		PNC Bank NA	2.950	01/30/23	3,061,251
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,555,781
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	974,863
3,600,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,621,618
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,034,150
1,700,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,706,623
900,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	921,177
8,150,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	8,055,256
1,675,000		SunTrust Banks, Inc	2.900	03/03/21	1,695,016
1,075,000		SunTrust Banks, Inc	2.750	05/01/23	1,061,731
3,350,000		Toronto-Dominion Bank	2.500	12/14/20	3,377,584
1,300,000	i	Toronto-Dominion Bank	3.625	09/15/31	1,273,025
1,000,000	g	Turkiye Is Bankasi	5.500	04/21/19	1,023,067
1,125,000	g	Turkiye Is Bankasi	5.500	04/21/22	1,105,714
1,750,000		Union Bank NA	2.125	06/16/17	1,753,745
5

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,550,000		UnionBanCal Corp	3.500%	06/18/22	$1,586,924
4,135,000		US Bank NA	2.800	01/27/25	4,059,412
6,050,000		Westpac Banking Corp	2.700	08/19/26	5,754,700
5,100,000	i	Westpac Banking Corp	4.322	11/23/31	5,153,045
		TOTAL BANKS			224,838,566

CAPITAL GOODS - 1.1%
125,000	g	Cloud Crane LLC	10.125	08/01/24	133,438
675,000		Eaton Corp	4.000	11/02/32	683,272
1,650,000		Embraer Netherlands Finance BV	5.400	02/01/27	1,701,942
1,150,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,155,750
1,875,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	1,902,713
525,000		Ingersoll-Rand Luxembourg Finance S.A.	4.650	11/01/44	541,367
2,075,000		Lockheed Martin Corp	2.500	11/23/20	2,089,046
1,275,000		Lockheed Martin Corp	3.550	01/15/26	1,294,232
200,000		Manitowoc Foodservice, Inc	9.500	02/15/24	230,500
1,625,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,635,730
2,503,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	2,486,465
607,985	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	224,954
1,550,000	g	Parker-Hannifin Corp	3.250	03/01/27	1,543,707
1,250,000		Rockwell Automation, Inc	2.050	03/01/20	1,245,390
2,775,000	h	Rockwell Collins, Inc	3.500	03/15/27	2,775,869
2,125,000		Roper Technologies, Inc	3.800	12/15/26	2,134,097
6,200,000	g	Siemens Financieringsmaatschappij NV	1.700	09/15/21	5,976,856
6,200,000	g	Siemens Financieringsmaatschappij NV	2.350	10/15/26	5,757,704
2,290,000	g	Stena AB	7.000	02/01/24	2,141,150
950,000		Textron, Inc	3.875	03/01/25	966,149
2,775,000		Timken Co	3.875	09/01/24	2,728,374
1,945,000	g	TSMC Global Ltd	1.625	04/03/18	1,939,981
4,875,000		United Technologies Corp	3.750	11/01/46	4,575,519
		TOTAL CAPITAL GOODS			45,864,205

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
225,000		AECOM	5.750	10/15/22	235,969
575,000		AECOM	5.875	10/15/24	610,937
1,425,000		Air Lease Corp	3.875	04/01/21	1,477,092
375,000		Clean Harbors, Inc	5.125	06/01/21	382,500
2,625,000	g	Daimler Finance North America LLC	2.000	07/06/21	2,552,834
8,225,000	g	Daimler Finance North America LLC	2.200	10/30/21	8,043,795
1,000,000		Equifax, Inc	3.250	06/01/26	967,038
270,000	g	Herc Rentals, Inc	7.500	06/01/22	286,875
450,000	g	Herc Rentals, Inc	7.750	06/01/24	479,250
2,000,000	g,i	Nakama Re Ltd	3.623	10/13/21	2,034,200
1,495,000		Republic Services, Inc	3.800	05/15/18	1,527,570
3,400,000		Republic Services, Inc	3.550	06/01/22	3,526,072
1,700,000		Republic Services, Inc	3.200	03/15/25	1,693,472
1,325,000		Republic Services, Inc	2.900	07/01/26	1,279,942
100,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	102,250
650,000		United Rentals North America, Inc	5.500	07/15/25	669,500
1,800,000		Waste Management, Inc	2.900	09/15/22	1,830,794
1,750,000		Waste Management, Inc	2.400	05/15/23	1,718,362
500,000		Waste Management, Inc	3.900	03/01/35	497,560
550,000		Waste Management, Inc	4.100	03/01/45	551,318
6

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$725,000	g	XPO Logistics, Inc	6.500%	06/15/22	$761,250
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			31,228,580

CONSUMER DURABLES & APPAREL - 0.2%
1,000,000		Lennar Corp	4.750	04/01/21	1,042,500
1,900,000		Newell Rubbermaid, Inc	3.150	04/01/21	1,943,664
700,000		Newell Rubbermaid, Inc	3.900	11/01/25	717,728
3,100,000		Newell Rubbermaid, Inc	4.200	04/01/26	3,225,987
200,000		PulteGroup, Inc	5.500	03/01/26	207,000
1,100,000		PVH Corp	4.500	12/15/22	1,111,000
940,000		Standard Pacific Corp	5.875	11/15/24	987,000
500,000		Whirlpool Corp	3.700	03/01/23	514,831
		TOTAL CONSUMER DURABLES & APPAREL			9,749,710

CONSUMER SERVICES - 0.5%
250,000		ADT Corp	6.250	10/15/21	271,725
1,675,000	g	Aramark Services, Inc	5.000	04/01/25	1,725,250
300,000		Aramark Services, Inc	4.750	06/01/26	301,875
1,650,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	1,662,870
200,000		Boyd Gaming Corp	6.375	04/01/26	214,000
1,200,000	g	Cott Holdings, Inc	5.500	04/01/25	1,221,360
4,000,000		George Washington University	3.545	09/15/46	3,544,468
200,000	g	Hilton Domestic Operating Co, Inc	4.250	09/01/24	197,500
750,000	g	Hilton Worldwide Finance LLC	4.625	04/01/25	757,500
550,000	g	International Game Technology	5.625	02/15/20	574,750
500,000	g	International Game Technology	6.500	02/15/25	532,500
200,000	g	Live Nation Entertainment, Inc	4.875	11/01/24	200,000
1,600,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	1,754,000
700,000	g	ServiceMaster Co LLC	5.125	11/15/24	717,500
600,000		Speedway Motorsports, Inc	5.125	02/01/23	606,000
525,000		Trinity Acquisition plc	4.400	03/15/26	538,083
6,600,000		Trustees of Dartmouth College	3.474	06/01/46	6,232,466
		TOTAL CONSUMER SERVICES			21,051,847

DIVERSIFIED FINANCIALS - 3.5%
600,000		AerCap Ireland Capital Ltd	5.000	10/01/21	642,195
1,400,000		Aircastle Ltd	4.125	05/01/24	1,401,750
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,529,803
4,125,000		American Express Credit Corp	2.700	03/03/22	4,120,792
2,000,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	1,957,500
580,000		Bank of New York Mellon Corp	5.450	05/15/19	622,403
2,575,000		Bank of New York Mellon Corp	2.500	04/15/21	2,581,502
2,525,000	g	Bayer US Finance LLC	2.375	10/08/19	2,542,079
1,775,000	g	Bayer US Finance LLC	3.375	10/08/24	1,784,090
455,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	448,175
3,075,000		Berkshire Hathaway, Inc	3.125	03/15/26	3,071,734
3,075,000		Capital One Financial Corp	3.050	03/09/22	3,070,756
3,075,000		Capital One Financial Corp	3.750	03/09/27	3,056,101
1,475,000		Credit Suisse	2.300	05/28/19	1,480,160
4,500,000	g	Credit Suisse Group AG.	3.574	01/09/23	4,490,955
2,475,000	g	Credit Suisse Group AG.	4.282	01/09/28	2,462,855
3,950,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	3,964,619
1,650,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,623,092
7

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,500,000		Ford Motor Credit Co LLC	3.000%	06/12/17	$2,507,075
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	814,384
9,250,000		Ford Motor Credit Co LLC	2.597	11/04/19	9,299,136
4,100,000		Ford Motor Credit Co LLC	3.200	01/15/21	4,143,542
3,125,000		Ford Motor Credit Co LLC	3.336	03/18/21	3,160,044
3,325,000		Ford Motor Credit Co LLC	4.134	08/04/25	3,340,900
10,313,000		GE Capital International Funding Co	2.342	11/15/20	10,352,798
825,000		GE Capital International Funding Co	4.418	11/15/35	871,242
232,000		General Electric Capital Corp	6.875	01/10/39	328,910
1,210,000		General Motors Financial Co, Inc	3.500	07/10/19	1,243,015
750,000		General Motors Financial Co, Inc	3.200	07/13/20	762,821
5,725,000		General Motors Financial Co, Inc	4.200	03/01/21	5,975,423
4,550,000		General Motors Financial Co, Inc	3.200	07/06/21	4,566,817
360,000		General Motors Financial Co, Inc	4.375	09/25/21	378,526
1,400,000		General Motors Financial Co, Inc	3.700	05/09/23	1,410,532
4,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	4,631,674
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	634,485
2,985,000		Goldman Sachs Group, Inc	4.750	10/21/45	3,148,471
2,000,000	g	GrupoSura Finance S.A.	5.500	04/29/26	2,110,000
2,000,000		ICICI Bank Ltd	3.125	08/12/20	2,019,008
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,113,585
350,000		Legg Mason, Inc	2.700	07/15/19	353,347
475,000		Legg Mason, Inc	3.950	07/15/24	480,204
250,000	g	Lincoln Finance Ltd	7.375	04/15/21	265,000
1,400,000	g	LUKOIL International Finance BV	4.750	11/02/26	1,421,760
2,650,000		Morgan Stanley	1.875	01/05/18	2,654,113
5,475,000		Morgan Stanley	3.700	10/23/24	5,553,687
6,075,000		Morgan Stanley	3.125	07/27/26	5,803,089
5,225,000		Morgan Stanley	3.625	01/20/27	5,184,579
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	639,801
135,000		Navient Corp	6.625	07/26/21	139,725
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,506,194
1,650,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,660,775
5,925,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	5,807,531
3,000,000		Wells Fargo & Co	2.100	07/26/21	2,940,546
6,850,000		Wells Fargo & Co	3.069	01/24/23	6,879,332
		TOTAL DIVERSIFIED FINANCIALS			145,952,632

ENERGY - 2.8%
875,000		AmeriGas Partners LP	5.625	05/20/24	879,375
1,325,000		AmeriGas Partners LP	5.875	08/20/26	1,318,375
4,350,000		Anadarko Petroleum Corp	4.850	03/15/21	4,653,012
2,050,000		Anadarko Petroleum Corp	5.550	03/15/26	2,274,838
1,150,000		Apache Corp	3.250	04/15/22	1,155,773
500,000		Ashland, Inc	4.750	08/15/22	517,500
3,050,000		BP Capital Markets plc	1.375	05/10/18	3,041,673
3,400,000		BP Capital Markets plc	2.315	02/13/20	3,428,013
74,000	g	California Resources Corp	8.000	12/15/22	60,310
58,000		California Resources Corp	6.000	11/15/24	40,600
275,000		Calumet Specialty Products Partners LP	6.500	04/15/21	232,719
1,200,000		Canadian Natural Resources Ltd	3.900	02/01/25	1,209,646
90,000	g	Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	99,112
750,000	g	Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	781,875
8

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,050,000		Cimarex Energy Co	4.375%	06/01/24	$2,129,323
1,875,000		Concho Resources, Inc	5.500	04/01/23	1,934,812
1,125,000	g	Crestwood Midstream Partners LP	5.750	04/01/25	1,148,906
1,775,000		Devon Energy Corp	4.750	05/15/42	1,709,183
800,000		Devon Energy Corp	5.000	06/15/45	802,446
500,000		Dynegy, Inc	6.750	11/01/19	513,750
1,500,000		Ecopetrol S.A.	5.375	06/26/26	1,534,200
120,000		El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	108,792
480,000		Enbridge Energy Partners LP	5.200	03/15/20	513,402
850,000		Enbridge Energy Partners LP	4.375	10/15/20	895,920
1,650,000		Enbridge Energy Partners LP	5.875	10/15/25	1,844,124
3,350,000		EnCana Corp	3.900	11/15/21	3,422,109
1,825,000		Enterprise Products Operating LLC	2.850	04/15/21	1,832,747
2,250,000		Enterprise Products Operating LLC	3.750	02/15/25	2,262,634
900,000		Enterprise Products Operating LLC	4.450	02/15/43	851,506
1,500,000		Enterprise Products Operating LLC	5.100	02/15/45	1,566,267
3,808,000	i	Enterprise Products Operating LLC	7.034	01/15/68	3,944,707
1,250,000		EOG Resources, Inc	4.150	01/15/26	1,305,735
675,000		EP Energy LLC	6.375	06/15/23	518,062
1,425,000		Exterran Partners LP	6.000	10/01/22	1,403,625
50,000		Exxon Mobil Corp	2.222	03/01/21	50,092
550,000		Ferrellgas Partners LP	6.750	01/15/22	519,750
1,500,000		Husky Energy, Inc	3.950	04/15/22	1,553,692
250,000		Husky Energy, Inc	4.000	04/15/24	253,797
775,000		Magellan Midstream Partners LP	4.250	09/15/46	725,710
1,250,000		Marathon Oil Corp	2.700	06/01/20	1,241,060
1,175,000		Marathon Petroleum Corp	3.625	09/15/24	1,156,716
125,000		Murphy Oil Corp	6.875	08/15/24	132,500
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,273,500
518,000		Noble Energy, Inc	5.625	05/01/21	533,625
300,000		Noble Energy, Inc	3.900	11/15/24	303,914
350,000		Noble Energy, Inc	5.250	11/15/43	363,961
500,000		Noble Energy, Inc	5.050	11/15/44	509,916
900,000		NRG Energy, Inc	6.250	05/01/24	897,187
2,150,000		ONE Gas, Inc	2.070	02/01/19	2,157,697
700,000		ONE Gas, Inc	3.610	02/01/24	722,111
500,000	q	Peabody Energy Corp	6.000	11/15/18	125,000
2,925,000	g	Pertamina Persero PT	4.300	05/20/23	3,019,586
1,000,000		Petrobras Global Finance BV	8.375	05/23/21	1,131,250
1,320,000		Petrobras Global Finance BV	6.125	01/17/22	1,384,020
2,500,000		Petrobras Global Finance BV	8.750	05/23/26	2,893,750
1,500,000		Petroleos Mexicanos	3.500	07/23/20	1,513,125
2,050,000		Petroleos Mexicanos	6.375	02/04/21	2,223,697
2,050,000		Petroleos Mexicanos	3.500	01/30/23	1,953,445
800,000		Petroleos Mexicanos	4.250	01/15/25	768,000
1,050,000	g	Petroleos Mexicanos	6.500	03/13/27	1,129,538
1,880,000		Petroleos Mexicanos	5.500	06/27/44	1,659,194
1,075,000		Petroleos Mexicanos	5.625	01/23/46	957,288
1,500,000		Phillips 66	4.875	11/15/44	1,505,961
615,000		Pioneer Natural Resources Co	7.500	01/15/20	696,034
2,125,000		Pioneer Natural Resources Co	3.450	01/15/21	2,175,122
1,675,000		Pioneer Natural Resources Co	4.450	01/15/26	1,762,788
1,533,000		Plains All American Pipeline LP	3.600	11/01/24	1,483,763
9

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$650,000		Plains All American Pipeline LP	4.500%	12/15/26	$662,770
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,477,500
468,000		Questar Market Resources, Inc	6.875	03/01/21	497,250
575,000	g	Raizen Fuels Finance S.A.	5.300	01/20/27	582,906
1,000,000	g	Range Resources Corp	5.750	06/01/21	1,025,000
450,000		Regency Energy Partners LP	4.500	11/01/23	461,691
2,125,000	g	Reliance Holdings USA	5.400	02/14/22	2,318,526
500,000		Sabine Pass Liquefaction LLC	6.250	03/15/22	554,318
3,125,000	g	Sabine Pass Liquefaction LLC	4.200	03/15/28	3,077,600
1,325,000		Shell International Finance BV	3.250	05/11/25	1,337,733
1,750,000		Shell International Finance BV	4.000	05/10/46	1,682,315
675,000		Statoil ASA	1.200	01/17/18	673,369
1,700,000		Statoil ASA	2.450	01/17/23	1,675,947
1,600,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	1,559,901
125,000	g	Targa Resources Partners LP	5.125	02/01/25	128,750
1,000,000	g	Tesoro Corp	4.750	12/15/23	1,032,090
90,000		Tesoro Logistics LP	6.125	10/15/21	94,163
90,000		Tesoro Logistics LP	6.375	05/01/24	97,425
550,000		Tesoro Logistics LP	5.250	01/15/25	574,063
870,000		TransCanada PipeLines Ltd	5.850	03/15/36	1,032,464
1,375,000	g	Ultrapar International S.A.	5.250	10/06/26	1,368,125
1,000,000		Vale Overseas Ltd	6.250	08/10/26	1,086,250
480,000		Vale Overseas Ltd	6.875	11/21/36	516,048
500,000		WPX Energy, Inc	6.000	01/15/22	510,000
2,500,000	g	YPF S.A.	8.500	07/28/25	2,711,750
		TOTAL ENERGY			115,449,814

FOOD & STAPLES RETAILING - 1.0%
255,000	g	Albertsons Cos LLC	6.625	06/15/24	260,738
1,500,000	g	CK Hutchison International 16 Ltd	1.875	10/03/21	1,444,800
3,000,000	g	CK Hutchison International 16 Ltd	2.750	10/03/26	2,836,530
4,825,000		CVS Health Corp	2.800	07/20/20	4,905,245
4,100,000		CVS Health Corp	2.125	06/01/21	4,021,206
4,484,000		CVS Health Corp	3.875	07/20/25	4,619,645
4,100,000		CVS Health Corp	2.875	06/01/26	3,909,674
790,000	g	Fresh Market, Inc	9.750	05/01/23	637,925
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,612,000
1,125,000		SYSCO Corp	2.500	07/15/21	1,121,133
5,150,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	5,218,289
1,725,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	1,726,872
5,650,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	5,765,045
1,350,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	1,316,014
400,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	397,838
		TOTAL FOOD & STAPLES RETAILING			39,792,954

FOOD, BEVERAGE & TOBACCO - 0.8%
1,500,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,381,408
3,350,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	3,374,890
1,575,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,602,799
7,500,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	7,583,250
2,525,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	2,726,341
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,432,902
3,225,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	3,478,791
10

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,800,000	g	Corp Lindley S.A.	4.625%	04/12/23	$1,854,000
2,675,000	g	Heineken NV	3.500	01/29/28	2,688,942
1,150,000	g	Heineken NV	4.350	03/29/47	1,152,138
86,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	87,720
100,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	102,000
900,000		Mead Johnson Nutrition Co	3.000	11/15/20	917,271
4,475,000		PepsiCo, Inc	3.450	10/06/46	4,047,526
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	520,493
1,475,000	g	Pernod-Ricard S.A.	4.250	07/15/22	1,557,967
200,000		Philip Morris International, Inc	6.375	05/16/38	254,018
100,000	g	TreeHouse Foods, Inc	6.000	02/15/24	104,750
		TOTAL FOOD, BEVERAGE & TOBACCO			34,867,206

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
500,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	512,500
775,000		CHS/Community Health Systems	6.250	03/31/23	790,500
750,000		Covidien International Finance S.A.	3.200	06/15/22	766,585
2,425,000		Express Scripts Holding Co	3.500	06/15/24	2,388,256
9,150,000		Express Scripts Holding Co	3.400	03/01/27	8,616,921
2,200,000		HCA, Inc	6.500	02/15/20	2,407,636
500,000		HCA, Inc	4.500	02/15/27	500,000
195,000	g	LifePoint Health, Inc	5.375	05/01/24	198,315
2,075,000		McKesson Corp	4.883	03/15/44	2,141,456
4,725,000		Medtronic, Inc	4.625	03/15/45	5,075,104
700,000	g	New Amethyst Corp	6.250	12/01/24	735,000
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	529,391
1,475,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	1,503,804
825,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	826,501
2,225,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	2,118,231
2,970,000		Zimmer Holdings, Inc	3.550	04/01/25	2,936,495
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			32,046,695

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
800,000		Ecolab, Inc	1.450	12/08/17	799,121
375,000		Ecolab, Inc	3.700	11/01/46	339,850
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,138,971

INSURANCE - 1.4%
3,350,000		ACE INA Holdings, Inc	3.350	05/03/26	3,388,391
750,000		Aetna, Inc	1.500	11/15/17	749,863
285,000		Aetna, Inc	6.625	06/15/36	372,207
1,025,000		Aetna, Inc	4.125	11/15/42	1,008,173
1,225,000		Allstate Corp	3.150	06/15/23	1,244,515
975,000		American Financial Group, Inc	3.500	08/15/26	946,396
1,675,000		American International Group, Inc	2.300	07/16/19	1,681,038
5,800,000		American International Group, Inc	3.300	03/01/21	5,917,786
665,000		Aon plc	3.500	06/14/24	663,893
1,525,000		Aon plc	3.875	12/15/25	1,551,773
1,800,000		Children’s Hospital Medic	4.268	05/15/44	1,855,926
500,000		Chubb Corp	6.000	05/11/37	633,226
235,000		Cigna Corp	5.125	06/15/20	254,826
2,000,000		Cigna Corp	4.500	03/15/21	2,135,206
1,100,000		CNA Financial Corp	3.950	05/15/24	1,128,797
11

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,300,000	g	Five Corners Funding Trust	4.419%	11/15/23	$2,444,808
1,550,000		Humana, Inc	3.850	10/01/24	1,586,836
875,000		Humana, Inc	3.950	03/15/27	894,454
1,050,000	g	Liberty Mutual Group, Inc	4.250	06/15/23	1,102,575
1,950,000		Marsh & McLennan Cos, Inc	2.750	01/30/22	1,960,774
4,400,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	4,489,470
1,000,000		Mercury General Corp	4.400	03/15/27	997,040
1,775,000		Principal Financial Group, Inc	3.100	11/15/26	1,728,124
630,000		Prudential Financial, Inc	7.375	06/15/19	702,336
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,410,328
1,525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	1,506,346
615,000		Travelers Cos, Inc	5.800	05/15/18	643,489
350,000		Travelers Cos, Inc	3.750	05/15/46	331,561
1,625,000		UnitedHealth Group, Inc	3.750	07/15/25	1,696,851
1,500,000		UnitedHealth Group, Inc	3.100	03/15/26	1,485,768
2,875,000		UnitedHealth Group, Inc	3.450	01/15/27	2,915,624
4,125,000		UnitedHealth Group, Inc	4.250	04/15/47	4,216,839
3,000,000		WellPoint, Inc	3.125	05/15/22	3,015,024
410,000		WR Berkley Corp	5.375	09/15/20	447,169
		TOTAL INSURANCE			57,107,432

MATERIALS - 1.7%
1,550,000		Agrium, Inc	3.375	03/15/25	1,529,559
900,000		Agrium, Inc	4.125	03/15/35	862,195
6,375,000	g	Air Liquide Finance S.A.	1.750	09/27/21	6,149,625
1,050,000		Albemarle Corp	5.450	12/01/44	1,162,297
100,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	107,250
100,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	108,750
100,000		Alcoa, Inc	5.400	04/15/21	106,330
125,000		Alcoa, Inc	5.125	10/01/24	129,125
375,000		Barrick Gold Corp	3.850	04/01/22	392,745
350,000		Barrick Gold Corp	4.100	05/01/23	375,228
250,000		Berry Plastics Corp	6.000	10/15/22	264,375
1,775,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	1,992,272
450,000		Blue Cube Spinco, Inc	9.750	10/15/23	538,875
235,000		Blue Cube Spinco, Inc	10.000	10/15/25	283,762
1,000,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,125,210
800,000		Corning, Inc	1.450	11/15/17	799,310
2,125,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,134,234
2,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	2,605,647
1,815,000		Crown Americas LLC	4.500	01/15/23	1,855,837
335,000		Eastman Chemical Co	5.500	11/15/19	362,952
1,800,000		Fibria Overseas Finance Ltd	5.500	01/17/27	1,803,870
325,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	368,875
4,100,000	g	Georgia-Pacific LLC	2.539	11/15/19	4,132,390
775,000	g	Glencore Funding LLC	4.125	05/30/23	789,441
1,300,000	g	Glencore Funding LLC	4.625	04/29/24	1,350,484
4,125,000	g	Glencore Funding LLC	4.000	03/27/27	4,069,156
1,450,000		Hexion US Finance Corp	6.625	04/15/20	1,330,375
3,100,000		International Paper Co	3.000	02/15/27	2,897,409
2,125,000	g	Inversiones CMPC S.A.	4.375	04/04/27	2,114,378
1,175,000	g	Klabin Finance S.A.	5.250	07/16/24	1,181,815
487,000		Lyondell Basell Industries NV	5.000	04/15/19	512,881
12

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$950,000		Newmont Mining Corp	3.500%	03/15/22	$976,746
2,000,000		Newmont Mining Corp	4.875	03/15/42	2,009,652
1,350,000		Nucor Corp	4.000	08/01/23	1,426,927
1,025,000		Olin Corp	5.125	09/15/27	1,042,323
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	761,850
3,950,000		Packaging Corp of America	3.650	09/15/24	3,983,784
1,125,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	1,130,493
175,000		Rio Tinto Finance USA plc	3.500	03/22/22	182,222
3,045,000		Rock Tenn Co	3.500	03/01/20	3,124,828
2,075,000		RPM International, Inc	3.750	03/15/27	2,073,726
175,000		RPM International, Inc	5.250	06/01/45	189,480
845,000	g	Sealed Air Corp	5.250	04/01/23	887,250
1,500,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	1,502,255
1,125,000	g	St. Marys Cement, Inc Canada	5.750	01/28/27	1,121,119
300,000		Steel Dynamics, Inc	5.125	10/01/21	309,375
600,000	g	Steel Dynamics, Inc	5.000	12/15/26	607,500
520,000		Teck Resources Ltd	3.750	02/01/23	505,050
335,000	g	Univar, Inc	6.750	07/15/23	347,563
3,075,000		Vulcan Materials Co	3.900	04/01/27	3,105,904
		TOTAL MATERIALS			68,724,699

MEDIA - 1.5%
4,500,000		21st Century Fox America, Inc	3.000	09/15/22	4,500,891
110,000		21st Century Fox America, Inc	7.625	11/30/28	145,105
85,000		21st Century Fox America, Inc	6.550	03/15/33	103,398
1,330,000		21st Century Fox America, Inc	6.900	08/15/39	1,697,503
1,400,000		AMC Entertainment, Inc	5.875	02/15/22	1,461,250
1,700,000		CBS Corp	2.300	08/15/19	1,706,400
1,100,000		CBS Corp	2.900	01/15/27	1,024,402
125,000	g	CBS Radio, Inc	7.250	11/01/24	131,250
1,000,000	g	CCO Holdings LLC	5.875	04/01/24	1,055,000
2,750,000		Charter Communications Operating LLC	3.579	07/23/20	2,830,088
5,180,000		Charter Communications Operating LLC	4.464	07/23/22	5,455,058
8,425,000		Charter Communications Operating LLC	4.908	07/23/25	8,896,193
1,175,000		Cinemark USA, Inc	4.875	06/01/23	1,187,338
4,525,000		Comcast Corp	3.200	07/15/36	4,023,037
285,000	g	CSC Holdings LLC	5.500	04/15/27	289,631
575,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	626,750
90,000	g	Gannett Co, Inc	4.875	09/15/21	91,350
150,000	g	Gannett Co, Inc	5.500	09/15/24	153,563
550,000	g	Gray Television, Inc	5.875	07/15/26	559,625
725,000	g	LG FinanceCo Corp	5.875	11/01/24	752,188
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,376,616
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,478,214
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,178,089
125,000	g	Nielsen Finance LLC	5.000	04/15/22	127,813
1,250,000		Outfront Media Capital LLC	5.250	02/15/22	1,293,750
500,000	g	Sirius XM Radio, Inc	5.375	07/15/26	511,250
250,000		Time Warner Cable, Inc	5.875	11/15/40	265,327
4,350,000		Time Warner, Inc	2.100	06/01/19	4,356,569
5,000,000		Time Warner, Inc	3.600	07/15/25	4,943,325
3,400,000		Time Warner, Inc	3.800	02/15/27	3,362,552
475,000	g	Time, Inc	5.750	04/15/22	494,000
13

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,900,000		Viacom, Inc	2.250%	02/04/22	$2,788,051
2,950,000		Viacom, Inc	3.450	10/04/26	2,799,650
125,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	127,500
1,850,000		Walt Disney Co	2.450	03/04/22	1,854,046
		TOTAL MEDIA			63,646,772

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.2%
925,000		Abbott Laboratories	3.875	09/15/25	937,319
10,750,000		Abbott Laboratories	3.750	11/30/26	10,735,305
1,200,000		Abbott Laboratories	5.300	05/27/40	1,289,066
4,325,000		AbbVie, Inc	2.500	05/14/20	4,353,973
5,475,000		AbbVie, Inc	3.200	05/14/26	5,262,439
8,125,000		Actavis Funding SCS	3.800	03/15/25	8,183,077
3,000,000		Actavis Funding SCS	4.550	03/15/35	3,007,491
2,750,000		Amgen, Inc	1.850	08/19/21	2,670,613
4,550,000		Amgen, Inc	2.600	08/19/26	4,217,204
1,650,000		Biogen, Inc	2.900	09/15/20	1,679,250
3,100,000		Bristol-Myers Squibb Co	3.250	02/27/27	3,092,541
1,850,000		Celgene Corp	2.875	08/15/20	1,878,053
2,850,000		Celgene Corp	3.875	08/15/25	2,912,723
2,275,000		Gilead Sciences, Inc	3.650	03/01/26	2,292,640
4,825,000		Gilead Sciences, Inc	2.950	03/01/27	4,574,959
2,950,000		Johnson & Johnson	2.950	03/03/27	2,949,431
1,175,000		Johnson & Johnson	3.625	03/03/37	1,167,191
1,000,000		Mylan NV	3.750	12/15/20	1,025,707
3,925,000		Mylan NV	3.950	06/15/26	3,841,488
6,100,000		Novartis Capital Corp	3.100	05/17/27	6,065,864
1,675,000		Novartis Capital Corp	4.000	11/20/45	1,682,273
3,000,000		Perrigo Finance plc	3.900	12/15/24	2,989,359
650,000		Perrigo Finance plc	4.900	12/15/44	632,649
4,975,000		Pfizer, Inc	4.125	12/15/46	4,977,841
4,875,000	g	Roche Holdings, Inc	2.375	01/28/27	4,591,041
2,250,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	2,164,752
1,500,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	1,382,121
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			90,556,370

REAL ESTATE - 1.4%
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	449,795
675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	673,049
2,525,000		American Tower Corp	3.300	02/15/21	2,560,216
975,000		American Tower Corp	3.500	01/31/23	980,637
600,000		American Tower Corp	4.400	02/15/26	620,625
1,000,000		American Tower Corp	3.375	10/15/26	953,336
2,000,000		AvalonBay Communities, Inc	2.900	10/15/26	1,902,776
1,025,000		AvalonBay Communities, Inc	3.900	10/15/46	957,138
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,121,727
1,100,000		Brixmor Operating Partnership LP	3.875	08/15/22	1,126,182
1,550,000		Brixmor Operating Partnership LP	3.250	09/15/23	1,513,873
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,195,695
700,000		Brixmor Operating Partnership LP	4.125	06/15/26	704,343
630,000		Camden Property Trust	4.625	06/15/21	671,561
1,650,000		Camden Property Trust	2.950	12/15/22	1,624,961
2,600,000		Crown Castle International Corp	2.250	09/01/21	2,527,317
14

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$980,000		Crown Castle International Corp	4.875%	04/15/22	$1,054,063
1,000,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	1,047,707
750,000		DDR Corp	3.625	02/01/25	721,441
975,000		DDR Corp	4.250	02/01/26	968,909
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,045,252
425,000		Duke Realty LP	3.250	06/30/26	411,934
600,000		Equity One, Inc	3.750	11/15/22	617,069
850,000		Essex Portfolio LP	3.375	01/15/23	851,380
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	547,924
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	324,885
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,658,707
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	836,615
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	676,669
1,625,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,562,559
600,000		Highwoods Realty LP	3.875	03/01/27	593,290
450,000		Host Hotels & Resorts LP	4.500	02/01/26	465,494
675,000		Kimco Realty Corp	3.400	11/01/22	681,184
1,400,000		Liberty Property LP	3.250	10/01/26	1,341,830
1,200,000		Mid-America Apartments LP	4.300	10/15/23	1,266,240
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,221,098
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,077,248
575,000		National Retail Properties, Inc	3.800	10/15/22	593,566
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,074,790
625,000		National Retail Properties, Inc	4.000	11/15/25	637,298
1,850,000		National Retail Properties, Inc	3.600	12/15/26	1,825,021
1,100,000		Regency Centers LP	3.900	11/01/25	1,119,914
950,000		Regency Centers LP	3.600	02/01/27	942,462
1,700,000	g	Trust F/1401	5.250	12/15/24	1,738,250
400,000		Weingarten Realty Investors	3.375	10/15/22	403,303
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,878,784
475,000		Weingarten Realty Investors	4.450	01/15/24	497,630
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,026,486
700,000		Weingarten Realty Investors	3.250	08/15/26	667,064
3,350,000		Welltower, Inc	4.000	06/01/25	3,395,232
		TOTAL REAL ESTATE			56,354,529

RETAILING - 1.1%
200,000	g	Argos Merger Sub, Inc	7.125	03/15/23	190,000
175,000		Asbury Automotive Group, Inc	6.000	12/15/24	180,687
1,667,000		AutoNation, Inc	5.500	02/01/20	1,790,045
1,025,000		AutoNation, Inc	3.350	01/15/21	1,037,027
3,200,000		AutoZone, Inc	2.500	04/15/21	3,173,206
1,100,000		AutoZone, Inc	3.250	04/15/25	1,076,264
145,000		Dollar Tree, Inc	5.750	03/01/23	154,425
2,050,000		Enable Midstream Partners LP	4.400	03/15/27	2,034,477
2,175,000		Home Depot, Inc	2.000	04/01/21	2,164,895
2,175,000		Home Depot, Inc	3.350	09/15/25	2,236,637
1,275,000		Home Depot, Inc	3.000	04/01/26	1,272,639
7,525,000		Home Depot, Inc	2.125	09/15/26	6,981,861
1,625,000		Home Depot, Inc	3.500	09/15/56	1,414,550
400,000	g	JC Penney Corp, Inc	5.875	07/01/23	400,000
625,000		L Brands, Inc	6.875	11/01/35	603,125
625,000		L Brands, Inc	6.750	07/01/36	595,500
15

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,950,000		Macy’s Retail Holdings, Inc	4.500%	12/15/34	$3,433,016
620,000		Men’s Wearhouse, Inc	7.000	07/01/22	550,250
6,215,000		O’Reilly Automotive, Inc	3.550	03/15/26	6,198,630
715,000		Penske Automotive Group, Inc	5.500	05/15/26	700,700
1,250,000	g	Rolls-Royce plc	2.375	10/14/20	1,245,389
450,000	g	Rolls-Royce plc	3.625	10/14/25	452,606
2,975,000		Target Corp	2.500	04/15/26	2,780,039
2,900,000		Target Corp	3.625	04/15/46	2,616,580
		TOTAL RETAILING			43,282,548

SOFTWARE & SERVICES - 0.7%
2,325,000	g	Activision Blizzard, Inc	2.300	09/15/21	2,276,249
2,425,000	g	Activision Blizzard, Inc	3.400	09/15/26	2,367,799
2,500,000		Fidelity National Information Services, Inc	3.625	10/15/20	2,597,582
500,000	g	First Data Corp	7.000	12/01/23	536,250
400,000	g	IMS Health, Inc	5.000	10/15/26	401,500
14,000,000		Microsoft Corp	2.400	08/08/26	13,237,154
1,200,000		Microsoft Corp	4.100	02/06/37	1,233,884
1,750,000		Microsoft Corp	4.250	02/06/47	1,793,281
325,000		NCR Corp	5.875	12/15/21	338,812
300,000	g	Open Text Corp	5.625	01/15/23	312,000
575,000	g	Open Text Corp	5.875	06/01/26	602,313
3,500,000		Oracle Corp	1.900	09/15/21	3,440,098
275,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	290,813
150,000	g	Symantec Corp	5.000	04/15/25	153,499
		TOTAL SOFTWARE & SERVICES			29,581,234

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
2,275,000		Amphenol Corp	3.125	09/15/21	2,321,738
2,550,000		Apple, Inc	3.350	02/09/27	2,573,807
1,100,000		Apple, Inc	4.650	02/23/46	1,179,524
5,100,000	g	Broadcom Corp	3.875	01/15/27	5,132,150
10,000,000		Cisco Systems, Inc	1.850	09/20/21	9,805,930
725,000	g	CommScope, Inc	5.000	06/15/21	744,938
725,000	g	CommScope, Inc	5.500	06/15/24	749,701
1,575,000	g	Diamond Finance Corp	3.480	06/01/19	1,614,630
3,375,000	g	Diamond Finance Corp	4.420	06/15/21	3,529,055
225,000	g	Diamond Finance Corp	5.875	06/15/21	236,543
225,000	g	Diamond Finance Corp	7.125	06/15/24	248,726
3,550,000	g	Diamond Finance Corp	6.020	06/15/26	3,877,395
415,000		General Electric Co	5.250	12/06/17	425,513
2,075,000	g	Seagate HDD Cayman	4.250	03/01/22	2,054,175
175,000	g	Sensata Technologies BV	5.625	11/01/24	182,438
2,793,000		Tyco Electronics Group S.A.	2.375	12/17/18	2,817,673
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,090,720
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	536,401
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			41,121,057

TELECOMMUNICATION SERVICES - 1.4%
1,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	1,005,555
2,150,000		AT&T, Inc	4.600	02/15/21	2,287,333
3,050,000		AT&T, Inc	4.450	04/01/24	3,188,321
7,750,000		AT&T, Inc	3.400	05/15/25	7,499,055
16

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,300,000		AT&T, Inc	4.500%	05/15/35	$2,164,613
2,075,000		AT&T, Inc	5.250	03/01/37	2,113,340
1,175,000		AT&T, Inc	4.750	05/15/46	1,099,851
2,075,000		AT&T, Inc	5.450	03/01/47	2,112,701
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,575,559
15,000,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	14,488,410
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	920,026
2,000,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	2,023,542
750,000	g,q	Oi S.A.	5.750	02/10/22	240,000
500,000		Orange S.A.	5.500	02/06/44	568,333
675,000		Telefonica Emisiones SAU	4.103	03/08/27	679,376
1,900,000		T-Mobile USA, Inc	6.731	04/28/22	1,968,970
425,000		T-Mobile USA, Inc	6.375	03/01/25	457,937
2,000,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,924,270
925,000		Verizon Communications, Inc	3.450	03/15/21	949,993
1,150,000		Verizon Communications, Inc	4.150	03/15/24	1,193,005
11,097,000		Verizon Communications, Inc	4.272	01/15/36	10,246,204
875,000		Verizon Communications, Inc	4.125	08/15/46	754,784
		TOTAL TELECOMMUNICATION SERVICES			59,461,178

TRANSPORTATION - 0.9%
2,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	2,023,002
1,635,000	g	Asciano Finance Ltd	5.000	04/07/18	1,673,916
2,050,000		Burlington Northern Santa Fe LLC	4.125	06/15/47	2,043,573
2,350,000		Canadian Pacific Railway Co	2.900	02/01/25	2,304,079
5,775,000		CSX Corp	3.800	11/01/46	5,263,895
3,475,000		Delta Air Lines, Inc	3.625	03/15/22	3,546,904
1,400,000		FedEx Corp	3.250	04/01/26	1,387,354
4,240,000		GATX Corp	2.500	03/15/19	4,276,015
1,175,000		GATX Corp	5.200	03/15/44	1,198,890
6,000,000		Kansas City Southern	2.350	05/15/20	5,943,792
1,400,000		Kansas City Southern	4.950	08/15/45	1,408,166
375,000		Northrop Grumman Corp	1.750	06/01/18	375,603
1,975,000	g	Transnet SOC Ltd	4.000	07/26/22	1,891,124
1,750,000	g	TTX Co	3.600	01/15/25	1,767,131
		TOTAL TRANSPORTATION			35,103,444

UTILITIES - 4.6%
1,000,000	g	AEP Transmission Co LLC	3.100	12/01/26	987,221
1,000,000	g	AEP Transmission Co LLC	4.000	12/01/46	995,144
73,000	i	AES Corp	4.055	06/01/19	73,000
485,000		AES Corp	7.375	07/01/21	548,050
1,000,000		AES Corp	4.875	05/15/23	995,000
2,075,000		AGL Capital Corp	3.875	11/15/25	2,111,790
1,250,000		AGL Capital Corp	4.400	06/01/43	1,229,044
725,000		Alabama Power Co	4.150	08/15/44	724,546
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	2,009,914
1,650,000		American Water Capital Corp	3.000	12/01/26	1,607,682
1,400,000		American Water Capital Corp	4.000	12/01/46	1,420,257
500,000	g	APT Pipelines Ltd	4.250	07/15/27	504,175
775,000		Atmos Energy Corp	8.500	03/15/19	870,500
1,075,000		Black Hills Corp	4.250	11/30/23	1,132,077
850,000		Black Hills Corp	3.150	01/15/27	809,573
17

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,515,000		Carolina Power & Light Co	5.300%	01/15/19	$1,610,051
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	167,326
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	761,024
1,125,000		CMS Energy Corp	3.600	11/15/25	1,126,120
1,500,000	g	Comision Federal de Electricidad	4.750	02/23/27	1,503,750
395,000		Commonwealth Edison Co	5.900	03/15/36	486,349
415,000		Connecticut Light & Power Co	5.500	02/01/19	441,383
1,850,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	1,965,716
1,750,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	1,680,343
1,200,000		Consolidated Edison, Inc	2.000	05/15/21	1,178,682
1,550,000		Dominion Resources, Inc	2.000	08/15/21	1,503,675
2,825,000		Dominion Resources, Inc	4.700	12/01/44	2,910,787
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	277,703
3,050,000		Duke Energy Corp	1.800	09/01/21	2,945,803
4,575,000		Duke Energy Corp	2.650	09/01/26	4,245,325
3,125,000		Duke Energy Corp	3.750	09/01/46	2,816,134
8,451,639		Duke Energy Florida Project Finance LLC	1.196	03/01/20	8,399,467
5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	4,853,845
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	684,891
3,400,000	g	Electricite de France S.A.	2.350	10/13/20	3,397,759
1,500,000	g,i	Electricite de France S.A.	5.625	12/30/49	1,471,875
2,550,000		Energy Transfer Partners LP	4.050	03/15/25	2,525,698
4,775,000		Energy Transfer Partners LP	4.750	01/15/26	4,913,446
1,375,000		Energy Transfer Partners LP	5.950	10/01/43	1,423,297
1,575,000		Energy Transfer Partners LP	5.150	03/15/45	1,481,143
3,450,000		Enersis Americas S.A.	4.000	10/25/26	3,417,225
1,175,000		EnLink Midstream Partners LP	4.850	07/15/26	1,212,343
1,000,000		EnLink Midstream Partners LP	5.050	04/01/45	941,426
4,994,000		Entergy Corp	4.000	07/15/22	5,230,386
3,075,000		Entergy Corp	2.950	09/01/26	2,917,741
3,300,000	g	Equate Petrochemical BV	3.000	03/03/22	3,224,100
1,600,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	1,606,859
2,975,000		Exelon Generation Co LLC	3.400	03/15/22	2,998,901
1,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	1,298,877
4,650,000	g	Fortis, Inc	3.055	10/04/26	4,362,751
2,050,000		Great Plains Energy, Inc	3.900	04/01/27	2,066,851
630,000		Indiana Michigan Power Co	7.000	03/15/19	689,401
900,000		Indiana Michigan Power Co	4.550	03/15/46	950,368
555,000		Integrys Energy Group, Inc	4.170	11/01/20	586,402
1,350,000		Interstate Power & Light Co	3.700	09/15/46	1,258,926
195,000	g	Kansas Gas & Electric	6.700	06/15/19	214,177
775,000		Kinder Morgan, Inc	9.000	02/01/19	866,865
535,000		Kinder Morgan, Inc	5.300	12/01/34	538,466
1,331,000		Kinder Morgan, Inc	5.000	03/01/43	1,263,054
1,250,000		Kinder Morgan, Inc	5.400	09/01/44	1,235,704
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,181,065
1,000,000	g	Listrindo Capital BV	4.950	09/14/26	975,000
925,000		MidAmerican Energy Co	4.250	05/01/46	954,689
2,250,000		MPLX LP	4.500	07/15/23	2,339,735
945,000		MPLX LP	4.000	02/15/25	936,411
1,175,000		MPLX LP	4.125	03/01/27	1,168,260
1,225,000		MPLX LP	5.200	03/01/47	1,232,335
630,000		Nevada Power Co	6.500	08/01/18	669,749
18

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$700,000		NiSource Finance Corp	4.800%	02/15/44	$735,625
1,025,000		Northeast Utilities	1.450	05/01/18	1,021,184
1,500,000	g	Novolipetsk Steel via Steel Funding Ltd	4.500	06/15/23	1,524,579
1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,457,320
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	205,046
1,150,000		Pacific Gas & Electric Co	4.600	06/15/43	1,228,525
2,750,000		Pacific Gas & Electric Co	4.250	03/15/46	2,814,103
1,675,000		Pacific Gas & Electric Co	4.000	12/01/46	1,653,952
1,800,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,912,792
1,075,000		Phillips 66 Partners LP	3.550	10/01/26	1,026,677
950,000		Phillips 66 Partners LP	4.900	10/01/46	904,251
135,000		Potomac Electric Power Co	7.900	12/15/38	199,379
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,077,453
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,024,016
565,000		Progress Energy, Inc	7.050	03/15/19	617,175
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,907,199
440,000		Public Service Electric & Gas Co	5.300	05/01/18	457,907
700,000		Public Service Electric & Gas Co	3.800	03/01/46	691,384
1,785,000	g	Rumo Luxembourg Sarl	7.375	02/09/24	1,838,550
1,150,000		Sempra Energy	2.875	10/01/22	1,145,377
8,500,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	8,116,327
1,750,000		Southern Co	4.400	07/01/46	1,672,143
1,175,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,070,114
4,950,000		Southern Power Co	2.500	12/15/21	4,837,388
1,925,000		Southern Power Co	4.150	12/01/25	1,989,164
1,350,000		Spectra Energy Partners LP	3.375	10/15/26	1,284,950
2,025,000		Spectra Energy Partners LP	4.500	03/15/45	1,891,287
2,000,000	g	Suzano Austria GmbH	5.750	07/14/26	2,037,000
1,650,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	1,581,525
550,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	554,125
950,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	979,030
845,000		Virginia Electric & Power Co	2.950	01/15/22	860,785
2,075,000		Virginia Electric & Power Co	3.500	03/15/27	2,117,428
2,350,000		Virginia Electric & Power Co	4.000	11/15/46	2,310,807
425,000		Western Gas Partners LP	4.000	07/01/22	436,398
1,434,000		Western Gas Partners LP	3.950	06/01/25	1,419,421
3,550,000		Western Gas Partners LP	4.650	07/01/26	3,655,833
925,000		Western Gas Partners LP	5.450	04/01/44	949,969
850,000		Williams Partners LP	3.600	03/15/22	862,127
825,000		Williams Partners LP	4.500	11/15/23	863,373
625,000		Williams Partners LP	4.900	01/15/45	601,386
1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	990,023
1,800,000		Xcel Energy, Inc	3.350	12/01/26	1,799,541
470,000		Xcel Energy, Inc	4.800	09/15/41	481,783
		TOTAL UTILITIES			189,932,053

		TOTAL CORPORATE BONDS			1,461,601,270
		(Cost $1,461,193,608)

GOVERNMENT BONDS - 33.6%

AGENCY SECURITIES - 0.6%
2,872,676		AMAL Ltd	3.465	08/21/21	2,958,173
19

TIAA-CREF FUNDS - Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$4,500,000		Amber Circle Funding Ltd	3.250%	12/04/22	$4,540,000
	10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,472,771
	200,625		Totem Ocean Trailer Express, Inc	4.514	12/18/19	206,805
	1,720,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,758,786
	3,500,000		Tunisia Government AID Bonds	1.416	08/05/21	3,398,066
			TOTAL AGENCY SECURITIES			23,334,601

FOREIGN GOVERNMENT BONDS - 3.8%
	2,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	1,999,918
	2,200,000	g	Argentine Republic Government International Bond	5.625	01/26/22	2,252,800
	1,065,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,021,520
	1,500,000	g	Bermuda Government International Bond	4.854	02/06/24	1,579,995
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,320,728
	2,075,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	2,054,250
BRL	4,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,495,015
	$1,670,000		Brazilian Government International Bond	7.125	01/20/37	1,895,450
	1,500,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,486,555
	2,575,000		Colombia Government International Bond	2.625	03/15/23	2,475,219
	1,000,000		Colombia Government International Bond	4.500	01/28/26	1,055,000
	1,350,000		Colombia Government International Bond	6.125	01/18/41	1,539,000
	1,825,000		Colombia Government International Bond	5.000	06/15/45	1,830,475
	2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,543,750
	2,900,000	g	Croatia Government International Bond	6.375	03/24/21	3,210,880
	2,425,000	g	Ecuador Government International Bond	9.650	12/13/26	2,509,875
	2,225,000	g	Egypt Government International Bond	6.125	01/31/22	2,315,433
	725,000	g	El Salvador Government International Bond	8.625	02/28/29	748,562
	395,000		European Investment Bank	4.875	02/15/36	490,874
	1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,501,740
	1,100,000	g	Export-Import Bank of India	3.375	08/05/26	1,052,898
	5,900,000		Export-Import Bank of Korea	2.250	01/21/20	5,892,737
	1,375,000		Export-Import Bank of Korea	2.625	05/26/26	1,317,363
	850,000	g	Guatemala Government International Bond	4.500	05/03/26	846,965
	760,000	g	Honduras Government International Bond	7.500	03/15/24	835,050
	600,000	g	Honduras Government International Bond	6.250	01/19/27	607,272
	1,500,000	g	Indonesia Government International Bond	4.125	01/15/25	1,540,558
	900,000	g	Indonesia Government International Bond	5.125	01/15/45	958,522
	1,205,000		Italy Government International Bond	6.875	09/27/23	1,399,144
	833,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	773,569
	1,525,000		Jamaica Government International Bond	8.000	03/15/39	1,747,086
	2,500,000		Japan Bank for International Cooperation	2.375	04/20/26	2,397,022
	1,280,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	1,259,680
	3,050,000	g	Kazakhstan Government International Bond	6.500	07/21/45	3,615,775
	3,000,000	g,i	Kommunalbanken AS.	1.232	02/20/18	3,004,170
	1,150,000	g	Kommunalbanken AS.	1.375	10/26/20	1,126,561
	1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,005,997
	750,000		Korea Development Bank	2.500	03/11/20	752,921
	1,500,000		Korea Development Bank	3.000	01/13/26	1,491,418
	1,650,000	g	Korea Housing Finance Corp	2.000	10/11/21	1,593,718
	3,550,000	g	Kuwait International Government Bond	2.750	03/20/22	3,558,978
	2,698,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	2,598,665
	1,000,000	g	Lithuania Government International Bond	6.625	02/01/22	1,172,272
MXN	19,270,000		Mexican Bonos	8.000	12/07/23	1,084,898
	39,000,000		Mexican Bonos	10.000	11/20/36	2,632,684
20

TIAA-CREF FUNDS - Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$1,800,000		Mexico Government International Bond	4.000%	10/02/23	$1,854,000
	2,200,000		Mexico Government International Bond	4.150	03/28/27	2,238,500
	3,550,000		Mexico Government International Bond	4.750	03/08/44	3,452,375
	1,275,000	g	Mongolia Government International Bond	8.750	03/09/24	1,391,814
	1,400,000	g	Morocco Government International Bond	5.500	12/11/42	1,491,424
	700,000	g	Municipality Finance plc	1.125	09/16/19	689,396
	3,050,000	g	Nacional Financiera SNC	3.375	11/05/20	3,094,225
	2,825,000	g	Namibia Government International Bond	5.250	10/29/25	2,849,089
	1,050,000	g	Nigeria Government International Bond	7.875	02/16/32	1,094,625
	1,850,000	g	Oman Government International Bond	6.500	03/08/47	1,958,266
	1,950,000		Panama Government International Bond	6.700	01/26/36	2,457,000
	540,000	g	Paraguay Government International Bond	4.700	03/27/27	546,750
	1,500,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	1,504,125
PEN	2,768,000	g	Peruvian Government International Bond	8.200	08/12/26	1,004,375
	5,784,000	g	Peruvian Government International Bond	6.350	08/12/28	1,809,893
	$1,300,000		Peruvian Government International Bond	8.750	11/21/33	1,966,250
	850,000		Peruvian Government International Bond	5.625	11/18/50	1,012,562
	1,050,000		Poland Government International Bond	5.000	03/23/22	1,152,883
	620,000		Province of Quebec Canada	7.500	09/15/29	880,420
	2,700,000	g	Provincia de Buenos Aires	7.875	06/15/27	2,734,290
	1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,567,725
	900,000	g	Republic of Angola	9.500	11/12/25	928,219
	1,500,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,509,906
	1,200,000	g	Republic of Ghana	7.875	08/07/23	1,161,365
	1,400,000	g	Republic of Paraguay	6.100	08/11/44	1,501,500
	1,600,000	g	Republic of Serbia	4.875	02/25/20	1,658,413
	1,000,000	g	Republic of Serbia	7.250	09/28/21	1,140,013
RUB	65,000,000		Russian Federal Bond - OFZ	7.000	01/25/23	1,111,956
	38,000,000		Russian Federal Bond - OFZ	7.000	08/16/23	646,042
	$2,500,000	g	Saudi Government International Bond	3.250	10/26/26	2,430,000
	2,000,000		South Africa Government International Bond	5.875	09/16/25	2,149,800
	400,000		South Africa Government International Bond	4.300	10/12/28	375,560
	2,325,000	g,h	Southern Gas Corridor CJSC	6.875	03/24/26	2,551,687
	1,500,000	g	Sri Lanka Government International Bond	5.750	01/18/22	1,541,318
	1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,606,112
	2,800,000	g	Trinidad & Tobago Government International Bond	4.500	08/04/26	2,780,652
	5,400,000		Turkey Government International Bond	3.250	03/23/23	4,950,461
	275,000		Turkey Government International Bond	5.750	03/22/24	285,232
	1,750,000		Turkey Government International Bond	6.000	03/25/27	1,820,457
	250,000		Turkey Government International Bond	6.875	03/17/36	271,553
	1,500,000		Turkey Government International Bond	6.625	02/17/45	1,595,856
	1,025,000		Uruguay Government International Bond	4.375	10/27/27	1,070,100
	2,000,000		Uruguay Government International Bond	5.100	06/18/50	1,925,000
	2,000,000	g	Zambia Government International Bond	8.500	04/14/24	2,054,038
	400,000	g	Zambia Government International Bond	8.970	07/30/27	418,000
			TOTAL FOREIGN GOVERNMENT BONDS			155,826,189

MORTGAGE BACKED - 15.8%
	6,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	03/15/28	6,190,314
	10,100,000		FHLMC	3.500	08/15/43	10,574,693
	6,256,312		FHLMC	3.500	07/15/46	1,297,385
	3,677		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	3,835
	4,175,516		FGLMC	3.500	03/01/27	4,354,230
21

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$186		FGLMC	6.500%	10/01/28	$207
5,453		FGLMC	6.500	01/01/29	6,067
1,638		FGLMC	6.500	03/01/29	1,839
25,708		FGLMC	6.500	07/01/29	28,603
1,070		FGLMC	8.000	01/01/31	1,217
8,868		FGLMC	6.500	09/01/31	10,235
28,464		FGLMC	8.000	09/01/31	32,459
119,910		FGLMC	7.000	12/01/31	134,884
126,517		FGLMC	4.500	07/01/33	136,123
403,936		FGLMC	5.000	09/01/33	449,029
163,849		FGLMC	5.500	09/01/33	185,805
171,912		FGLMC	5.500	09/01/33	194,781
252,745		FGLMC	5.500	10/01/33	285,872
344,684		FGLMC	5.500	12/01/33	387,232
856,169		FGLMC	7.000	12/01/33	1,003,494
194,135		FGLMC	5.000	01/01/34	213,874
281,386		FGLMC	4.500	04/01/35	302,494
288,051		FGLMC	7.000	05/01/35	333,216
47,794		FGLMC	5.000	02/01/36	52,178
1,334		FGLMC	6.500	05/01/36	1,484
233,093		FGLMC	5.000	04/01/38	256,011
211,454		FGLMC	5.000	07/01/39	230,306
2,331,765	w	FGLMC	4.500	11/01/40	2,533,974
2,582,603	w	FGLMC	4.500	12/01/40	2,807,091
246,078		FGLMC	4.500	11/01/44	268,679
293,432		FGLMC	4.500	11/01/44	320,257
110,022		FGLMC	4.500	12/01/44	118,799
199,376		FGLMC	4.500	12/01/44	217,679
1,684,989		FGLMC	3.500	04/01/45	1,733,797
15,135,465		FGLMC	3.500	10/01/45	15,562,766
12,898,153		FGLMC	4.000	12/01/45	13,637,986
4,298,831		FGLMC	3.500	03/01/46	4,416,869
1,864,283		FGLMC	4.000	05/01/46	1,970,650
35,295,885		FGLMC	3.500	08/01/46	36,265,086
504		Federal National Mortgage Association (FNMA)	8.000	07/01/24	580
349		FNMA	7.500	01/01/29	389
1,118		FNMA	6.500	04/01/29	1,243
10,053		FNMA	7.500	07/01/29	10,335
514		FNMA	7.500	02/01/31	532
1,933		FNMA	7.500	03/01/31	2,195
708		FNMA	7.500	05/01/31	715
212,882		FNMA	2.500	07/01/31	213,155
5,244,046		FNMA	2.500	07/01/31	5,250,782
1,264,155		FNMA	2.500	08/01/31	1,265,780
713		FNMA	6.500	09/01/31	793
501,013		FNMA	2.500	10/01/31	501,658
148,344		FNMA	2.500	10/01/31	148,560
313,508		FNMA	2.500	11/01/31	313,916
365,292		FNMA	2.500	11/01/31	365,817
102,426		FNMA	2.500	11/01/31	102,559
199,558		FNMA	2.500	11/01/31	199,818
416,750		FNMA	2.500	11/01/31	417,287
22

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,291		FNMA	6.500%	11/01/31	$10,708
188,982		FNMA	2.500	12/01/31	189,254
615,994		FNMA	2.500	12/01/31	616,796
800,909		FNMA	2.500	12/01/31	801,951
142,083		FNMA	2.500	12/01/31	142,290
283,996		FNMA	2.500	12/01/31	284,365
11,731,151		FNMA	2.500	01/01/32	11,742,775
5,972,633		FNMA	3.500	02/01/32	6,240,684
18,000,000	h	FNMA	3.000	05/25/32	18,426,093
150,266		FNMA	6.500	07/01/32	174,741
2,021,192		FNMA	5.000	06/01/33	2,216,627
3,448,253		FNMA	5.000	10/01/33	3,779,615
1,523,744		FNMA	5.500	03/01/34	1,706,317
20,303		FNMA	6.000	11/01/34	22,920
2,016,595		FNMA	5.000	05/01/35	2,206,345
1,499,943		FNMA	5.000	10/01/35	1,641,016
6,795		FNMA	5.000	11/01/35	7,029
798,479		FNMA	5.000	02/01/36	873,576
583,331		FNMA	5.500	08/01/37	653,224
194,182		FNMA	6.000	09/01/37	225,061
1,457,927		FNMA	5.500	04/01/38	1,625,752
785,463		FNMA	5.500	11/01/38	910,073
45,132		FNMA	4.500	04/01/39	49,256
814,195		FNMA	4.500	05/01/39	881,681
117,282		FNMA	4.000	07/01/39	124,086
618,169		FNMA	5.500	08/01/39	697,011
67,377		FNMA	4.500	02/01/40	73,540
1,873,744		FNMA	4.500	03/01/40	2,027,562
477,795		FNMA	5.000	08/01/40	522,724
1,027,178		FNMA	5.000	09/01/40	1,122,685
20,413		FNMA	6.000	10/01/40	23,076
191,725		FNMA	4.500	11/01/40	209,811
315,358		FNMA	4.500	01/01/41	345,142
1,920,166		FNMA	4.500	01/01/41	2,075,670
4,833,709		FNMA	4.500	01/01/41	5,241,797
271,227		FNMA	4.500	02/01/41	296,844
1,279,100		FNMA	5.000	05/01/41	1,399,795
339,504		FNMA	4.500	06/01/41	371,106
311,849		FNMA	4.500	06/01/41	341,305
1,398,845		FNMA	5.000	07/01/41	1,531,828
821,627		FNMA	4.500	09/01/41	888,100
314,520		FNMA	4.500	12/01/41	343,796
7,576,441		FNMA	5.500	12/01/41	8,689,003
728,165		FNMA	4.500	01/01/42	789,115
343,920		FNMA	4.500	01/01/42	375,934
293,702		FNMA	4.500	03/01/42	321,042
6,003,024		FNMA	3.000	03/25/42	6,112,011
1,139,773		FNMA	4.500	04/01/42	1,226,791
300,784		FNMA	4.500	04/01/42	327,238
389,731		FNMA	4.500	06/01/42	426,010
1,004,556		FNMA	4.500	06/01/42	1,081,332
5,023,986		FNMA	3.000	06/25/42	5,112,688
23

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$287,890		FNMA	4.500%	07/01/42	$314,688
1,810,589		FNMA	4.500	08/01/42	1,960,093
35,327		FNMA	3.000	10/01/42	35,234
310,721		FNMA	3.000	10/01/42	309,903
5,636,701		FNMA	3.500	11/25/42	1,140,104
4,125,615	w	FNMA	3.000	01/01/43	4,114,775
5,199,407	w	FNMA	3.000	02/01/43	5,185,715
3,590,478		FNMA	3.000	02/25/43	3,655,645
2,056		FNMA	3.000	04/01/43	2,051
3,555,096		FNMA	3.000	08/25/43	3,633,337
1,794,412		FNMA	4.500	10/01/43	1,940,517
2,395,156		FNMA	4.000	04/01/44	2,534,278
764,256		FNMA	4.000	06/01/44	808,574
963,176		FNMA	4.000	06/01/44	1,018,746
1,845,917		FNMA	4.500	06/01/44	2,011,153
6,614,435		FNMA	4.500	06/01/44	7,205,538
268,714		FNMA	4.000	07/01/44	284,308
926,749		FNMA	4.000	07/01/44	980,537
1,626,749		FNMA	4.000	08/01/44	1,721,126
361,131		FNMA	4.000	08/01/44	381,857
1,249,169		FNMA	4.000	08/01/44	1,321,652
2,796,835		FNMA	4.000	08/01/44	2,959,157
4,097,888		FNMA	4.500	08/01/44	4,463,875
228,859		FNMA	4.000	09/01/44	242,582
249,440		FNMA	4.000	09/01/44	264,215
989,686		FNMA	4.000	10/01/44	1,048,956
5,364,567		FNMA	4.500	10/01/44	5,877,213
4,032,111		FNMA	4.500	11/01/44	4,417,173
2,515,938		FNMA	4.000	12/01/44	2,666,622
1,546,136		FNMA	4.000	12/01/44	1,625,754
901,307		FNMA	4.500	12/01/44	987,157
1,984,452		FNMA	4.000	01/01/45	2,103,358
292,946		FNMA	3.500	03/01/45	300,963
506,192		FNMA	3.500	03/01/45	520,588
3,934,365		FNMA	3.500	05/01/45	4,052,703
568,966		FNMA	4.000	05/01/45	603,066
1,243,445		FNMA	4.000	06/01/45	1,317,982
6,165,851		FNMA	4.000	07/01/45	6,516,275
2,463,257		FNMA	4.000	08/01/45	2,586,079
834,563		FNMA	4.000	08/01/45	884,598
15,528,056		FNMA	4.000	09/01/45	16,454,327
1,829,197		FNMA	4.000	11/01/45	1,938,971
952,457		FNMA	4.000	12/01/45	1,009,647
2,761,354		FNMA	4.000	12/01/45	2,914,286
8,655,842		FNMA	3.500	01/01/46	8,894,297
7,986,759		FNMA	4.000	01/01/46	8,443,765
3,889,964		FNMA	3.500	02/01/46	3,988,730
6,833,294		FNMA	3.500	06/01/46	7,021,853
1,861,178		FNMA	3.500	10/25/46	531,081
22,096,621		FNMA	3.000	11/01/46	21,928,747
24,033,290		FNMA	3.000	12/01/46	23,850,702
9,446,965		FNMA	3.500	02/01/47	9,669,649
3,000,000	h	FNMA	3.000	04/25/47	2,975,156
24

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000	h	FNMA	3.500%	04/25/47	$3,068,906
4,000,000	h	FNMA	4.000	04/25/47	4,195,625
11,000,000	h	FNMA	4.500	04/25/47	11,795,352
7,000,000	h	FNMA	3.000	05/25/47	6,928,907
22,000,000	h	FNMA	3.500	05/25/47	22,457,189
29,000,000	h	FNMA	4.000	05/25/47	30,359,373
24,000,000	h	FNMA	3.500	06/25/47	24,446,251
12,000,000	h	FNMA	4.000	06/25/47	12,534,974
13,000,000	h	FNMA	4.500	06/25/47	13,891,211
78		Government National Mortgage Association (GNMA)	7.000	01/15/28	86
1,532		GNMA	7.000	02/15/28	1,567
540		GNMA	7.000	06/15/28	554
738		GNMA	7.000	06/15/28	799
2,413		GNMA	6.500	09/15/28	2,736
1,133		GNMA	6.500	09/15/28	1,285
5,249		GNMA	6.500	11/15/28	5,951
2,806		GNMA	7.500	11/15/28	3,120
531		GNMA	8.500	07/15/30	533
15,995		GNMA	8.500	10/15/30	16,901
8,027		GNMA	8.500	10/20/30	9,481
927		GNMA	8.500	12/15/30	1,151
1,544		GNMA	7.000	06/20/31	1,827
3,644		GNMA	7.000	07/15/31	4,009
3,483		GNMA	7.000	07/15/31	3,645
450		GNMA	6.500	03/15/33	511
85,604		GNMA	5.500	07/15/33	96,578
314,028		GNMA	5.500	09/15/33	363,186
88,014		GNMA	5.500	02/20/35	98,826
501,584		GNMA	5.500	05/20/35	562,332
149,096		GNMA	5.500	02/20/36	165,607
24,076		GNMA	6.000	10/20/36	28,194
26,664		GNMA	6.000	01/20/37	30,626
92,399		GNMA	6.000	02/20/37	105,646
25,557		GNMA	5.500	07/15/38	28,525
160,880		GNMA	5.500	07/20/38	177,920
61,752		GNMA	6.000	08/20/38	70,047
81,211		GNMA	6.500	11/20/38	92,454
13,637		GNMA	4.500	02/20/39	14,886
658,636		GNMA	5.000	06/15/39	735,522
1,398,865		GNMA	4.500	09/20/39	1,520,794
19,035		GNMA	4.500	08/20/41	20,463
66,747		GNMA	4.500	09/20/41	72,891
7,748,939		GNMA	3.500	10/20/42	1,494,930
14,207		GNMA	4.500	01/20/44	15,464
17,590		GNMA	4.500	02/20/44	19,202
28,309		GNMA	4.500	05/20/44	30,904
214,495		GNMA	4.500	05/20/44	234,183
212,337		GNMA	4.500	08/20/44	231,773
214,698		GNMA	4.500	09/20/44	234,311
76,549		GNMA	4.500	10/20/44	83,314
68,884		GNMA	4.500	11/20/44	74,956
144,898		GNMA	4.500	12/20/44	158,175
214,656		GNMA	4.500	02/20/45	234,279
25

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$273,769		GNMA	4.500%	08/20/45	$298,957
235,965		GNMA	4.500	08/20/45	257,687
236,712		GNMA	4.500	12/20/45	258,495
9,055,929		GNMA	3.500	11/20/46	1,841,615
36,828,562		GNMA	3.000	01/20/47	37,194,899
18,923,903		GNMA	3.500	01/20/47	19,641,716
32,000,000	h	GNMA	3.500	03/20/47	33,213,811
3,000,000	h	GNMA	3.000	04/20/47	3,026,250
3,000,000	h	GNMA	3.500	04/20/47	3,110,273
7,000,000	h	GNMA	4.000	05/20/47	7,380,488
		TOTAL MORTGAGE BACKED			649,414,286

MUNICIPAL BONDS - 5.4%
28,410,000		California State University	3.899	11/01/47	28,138,968
2,500,000		Commonwealth of Massachusetts	3.277	06/01/46	2,289,200
1,875,000		County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,814,213
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,448,955
1,500,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,438,410
3,500,000		County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,352,615
3,500,000		County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,324,475
2,500,000		County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,363,200
4,265,000		Denver City & County School District No. 1	3.598	12/15/27	4,382,074
15,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	15,118,800
8,840,000		Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	8,548,722
1,870,000		Imperial Irrigation District Electric System Revenue	0.995	11/01/17	1,865,549
1,890,000		Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,878,358
5,265,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,175,390
2,350,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,273,601
1,000,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	976,370
4,805,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,402,629
6,000,000		New York State Dormitory Authority	3.879	07/01/46	5,644,320
10,000,000		Ohio State University	3.798	12/01/46	9,815,400
7,500,000		Port of Morrow OR	1.582	09/01/20	7,412,325
5,000,000		Port of Morrow OR	1.782	09/01/21	4,910,750
1,000,000		Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	957,780
1,000,000		Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	960,540
1,250,000		Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,181,113
1,785,000		Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,682,987
1,600,000		Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,509,552
700,000		Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	657,412
26

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$905,000	Regents of the University of California Medical Center Pooled Revenue	2.759%	05/15/29	$846,374
4,500,000	San Francisco City & County Redevelopment Agency	2.526	08/01/20	4,532,490
5,000,000	San Francisco City & County Redevelopment Agency	2.813	08/01/21	5,032,500
875,000	San Francisco City & County Redevelopment Agency	3.113	08/01/22	881,711
4,500,000	South Carolina Public Service Authority	2.388	12/01/23	4,129,155
3,460,000	State of Georgia	1.910	02/01/23	3,343,848
1,200,000	State of Illinois	5.665	03/01/18	1,231,812
8,800,000	State of Illinois	4.350	06/01/18	8,887,472
1,845,000	State of Illinois	4.700	01/01/21	1,857,232
13,000,000	State of Michigan	1.779	11/01/21	12,689,820
7,000,000	State of Michigan	1.966	11/01/22	6,797,420
1,763,000	State Public School Building Authority	5.000	09/15/27	1,880,328
7,500,000	Texas A&M University	3.993	05/15/37	7,597,800
640,000	Texas Public Finance Authority	5.250	07/01/17	640,077
2,500,000	University of California	0.993	05/15/18	2,491,375
1,185,000	University of California	1.228	05/15/19	1,173,719
1,920,000	University of California	1.534	05/15/20	1,901,165
1,000,000	University of California	1.784	05/15/21	986,460
15,000,000	University of California	1.910	05/15/21	14,766,150
3,000,000	University of California	2.020	05/15/22	2,953,980
3,000,000	University of California	2.220	05/15/23	2,917,200
2,000,000	University of California	2.439	05/15/24	1,941,580
2,000,000	University of California	2.589	05/15/25	1,940,720
6,635,000	University of California	3.552	05/15/39	6,202,995
	TOTAL MUNICIPAL BONDS			221,147,091

U.S. TREASURY SECURITIES - 8.0%
2,560,000	United States Treasury Bond	5.250	11/15/28	3,270,700
5,000,000	United States Treasury Bond	4.500	02/15/36	6,339,650
2,250,000	United States Treasury Bond	4.750	02/15/37	2,936,952
61,050,000	United States Treasury Bond	3.500	02/15/39	67,171,667
16,015,000	United States Treasury Bond	3.875	08/15/40	18,509,208
18,380,000	United States Treasury Bond	2.500	05/15/46	16,454,401
45,920,000	United States Treasury Bond	2.875	11/15/46	44,538,818
16,700,000	United States Treasury Bond	3.000	02/15/47	16,631,497
2,900,000	United States Treasury Note	0.875	05/31/18	2,891,616
1,600,000	United States Treasury Note	0.750	08/31/18	1,590,813
4,375,000	United States Treasury Note	1.000	11/30/18	4,359,617
2,550,000	United States Treasury Note	1.250	12/31/18	2,550,997
450,000	United States Treasury Note	1.125	01/31/19	449,069
740,000	United States Treasury Note	1.125	02/28/19	738,265
3,550,000	United States Treasury Note	1.250	03/31/19	3,548,892
810,000	United States Treasury Note	0.875	09/15/19	800,001
2,280,000	United States Treasury Note	1.625	03/15/20	2,287,928
310,000	United States Treasury Note	2.125	01/31/21	314,226
1,775,000	United States Treasury Note	1.375	05/31/21	1,743,243
715,000	United States Treasury Note	2.000	05/31/21	720,363
280,000	United States Treasury Note	2.000	08/31/21	281,520
5,730,000	United States Treasury Note	1.875	02/28/22	5,717,016
885,000	United States Treasury Note	1.750	03/31/22	876,531
1,900,000	United States Treasury Note	1.750	04/30/22	1,880,257
1,930,000	United States Treasury Note	2.125	06/30/22	1,942,968
27

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,077,000		United States Treasury Note	1.875%	08/31/22	$1,068,586
510,000		United States Treasury Note	1.375	06/30/23	487,130
12,540,000		United States Treasury Note	1.250	07/31/23	11,866,464
1,900,000		United States Treasury Note	1.375	08/31/23	1,810,195
4,620,000		United States Treasury Note	1.375	09/30/23	4,396,401
35,650,000		United States Treasury Note	2.250	12/31/23	35,769,748
39,000,000		United States Treasury Note	2.125	02/29/24	38,780,625
25,775,000		United States Treasury Note	2.250	02/15/27	25,442,734
		TOTAL U.S. TREASURY SECURITIES			328,168,098

		TOTAL GOVERNMENT BONDS			1,377,890,265
		(Cost $1,385,458,447)

STRUCTURED ASSETS - 26.2%

ASSET BACKED - 11.5%
188,829	i	ACE Securities Corp Home Equity Loan Trust	1.717	08/25/35	187,373
		Series - 2005 HE5 (Class M2)
3,800,000		Ally Auto Receivables Trust	2.100	03/15/22	3,799,785
		Series - 2017 2 (Class A4)
1,474,348		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	1,474,438
		Series - 2013 1 (Class C)
8,207,000		AmeriCredit Automobile Receivables Trust	3.000	07/08/19	8,281,331
		Series - 2013 3 (Class D)
1,550,000		AmeriCredit Automobile Receivables Trust	2.400	01/08/21	1,563,159
		Series - 2015 2 (Class C)
1,500,000		AmeriCredit Automobile Receivables Trust	1.460	05/10/21	1,495,723
		Series - 2016 3 (Class A3)
5,250,000		AmeriCredit Automobile Receivables Trust	1.530	07/08/21	5,223,356
		Series - 2016 4 (Class A3)
1,845,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	1,867,147
		Series - 2015 3 (Class D)
3,500,000		AmeriCredit Automobile Receivables Trust	1.870	08/18/21	3,495,648
		Series - 2017 1 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust	2.740	12/08/22	5,459,932
		Series - 2016 4 (Class D)
55,677	g,m	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	9,874,242
		Series - 2012 3A (Class B)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.070	09/20/23	6,043,787
		Series - 2017 1A (Class A)
1,500,000	g	Bowman Park CLO Ltd	3.545	11/23/25	1,497,593
		Series - 2014 1A (Class B2R)
5,000,000		Capital Auto Receivables Asset Trust	1.620	03/20/19	5,005,101
		Series - 2015 4 (Class A2)
1,500,000		Capital Auto Receivables Asset Trust	1.630	01/20/21	1,493,146
		Series - 2016 2 (Class A4)
2,250,000		Capital Auto Receivables Asset Trust	1.690	03/20/21	2,237,864
		Series - 2016 3 (Class A4)
11,128,698	g	Capital Automotive REIT	4.700	07/15/42	11,146,523
		Series - 2012 1A (Class A)
6,000,000	g	Capital Automotive REIT	3.660	10/15/44	5,846,199
		Series - 2014 1A (Class A)
28

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$10,500,000	g,h,m	Capital Automotive REIT	3.870%	04/15/47	$10,496,956
		Series - 2017 1A (Class A1)
10,000,000		Capital One Multi-Asset Execution Trust	2.430	01/15/25	10,000,000
		Series - 2017 A3 (Class A3)
1,500,000		Carmax Auto Owner Trust	1.600	01/18/22	1,480,688
		Series - 2016 3 (Class A4)
9,500,000		CarMax Auto Owner Trust	2.270	09/15/22	9,524,648
		Series - 2017 1 (Class A4)
13,145,085	g,i	CBRE Realty Finance	1.309	04/07/52	5,059,906
		Series - 2007 1A (Class A2)
671,712	i,m	CCR, Inc	1.303	07/10/17	670,507
		Series - 2010 CX (Class C)
1,000,000	g	Cent CLO 21 Ltd	3.500	07/27/26	1,004,095
		Series - 2014 21A (Class A2BR)
130,980	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	130,575
		Series - 2002 1 (Class AF6)
1,423,789		Citigroup Commercial Mortgage Trust	1.847	11/10/48	1,420,672
		Series - 2015 GC35 (Class A1)
2,250,000		CNH Equipment Trust	1.630	08/15/21	2,247,010
		Series - 2016 B (Class A3)
3,500,000		CNH Equipment Trust	1.440	12/15/21	3,467,812
		Series - 2016 C (Class A3)
3,500,000		CNH Equipment Trust	2.480	02/15/24	3,530,731
		Series - 2017 A (Class A4)
2,250,000	g	DaimlerChrysler Capital Auto Receivables Trust	1.640	07/15/21	2,242,686
		Series - 2016 BA (Class A3)
10,584,000	g	DB Master Finance LLC	3.262	02/20/45	10,639,587
		Series - 2015 1A (Class A2I)
10,110,000	g,i	DB/UBS Mortgage Trust	5.686	11/10/46	11,095,200
		Series - 2011 LC1A (Class C)
5,000,000		Discover Card Execution Note Trust	2.390	07/15/24	5,024,937
		Series - 2017 A2 (Class A2)
12,437,215	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	12,599,309
		Series - 2012 1A (Class A2)
2,962,500	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	2,963,786
		Series - 2015 1A (Class A2I)
888,750	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	876,412
		Series - 2015 1A (Class A2II)
2,250,000	g,h	FOCUS Brands Funding LLC	3.857	04/30/47	2,251,933
		Series - 2017 1A (Class A2I)
5,000,000		Ford Credit Auto Lease Trust	1.880	04/15/20	5,000,301
		Series - 2017 A (Class A3)
5,000,000	g	Ford Credit Auto Owner Trust	2.150	07/15/26	5,011,010
		Series - 2015 1 (Class A)
9,693,000	g	Ford Credit Auto Owner Trust	2.440	01/15/27	9,774,181
		Series - 2015 2 (Class A)
6,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	6,498,971
		Series - 2016 1 (Class A)
11,000,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	10,848,684
		Series - 2016 2 (Class A)
6,000,000	g	Ford Credit Auto Owner Trust	2.620	08/15/28	6,028,892
		Series - 2017 1 (Class A)
29

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		Ford Credit Floorplan Master Owner Trust	2.390%	08/15/22	$5,031,648
		Series - 2015 5 (Class A)
6,000,000		GM Financial Automobile Leasing Trust	2.060	05/20/20	6,028,808
		Series - 2017 1 (Class A3)
1,500,000	g	GMF Floorplan Owner Revolving Trust	1.960	05/17/21	1,502,284
		Series - 2016 1 (Class A1)
10,000,000	g	GMF Floorplan Owner Revolving Trust	2.220	01/18/22	10,016,822
		Series - 2017 1 (Class A1)
4,500,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	4,485,590
		Series - 2013 1A (Class A2)
2,625,000	g	Hertz Vehicle Financing LLC	2.270	07/25/20	2,604,568
		Series - 2016 3A (Class A)
4,000,000	g	Hilton Grand Vacations Trust	2.660	12/26/28	3,996,664
		Series - 2017 AA (Class A)
3,000,000	g,i	Hilton Grand Vacations Trust	2.960	12/26/28	2,994,832
		Series - 2017 AA (Class B)
1,500,000		John Deere Owner Trust	2.110	12/15/23	1,504,471
		Series - 2017 A (Class A4)
589,299	i	Lehman XS Trust	1.232	02/25/36	579,065
		Series - 2006 1 (Class 1A1)
1,723,923	i	Lehman XS Trust	6.500	06/25/46	1,338,078
		Series - 2006 13 (Class 2A1)
2,000,000	g	Madison Park Funding XIII Ltd	3.300	01/19/25	1,974,144
		Series - 2014 13A (Class B2R)
1,250,000	i	Mountain View CLO II Ltd	1.418	01/12/21	1,229,813
		Series - 2006 2X (Class B)
3,000,000	g,i	Navistar Financial Dealer Note Master Owner Trust II	2.332	09/27/21	3,007,186
		Series - 2016 1 (Class A)
29,484,758	g,i	New Residential Mortgage Loan Trust	4.000	02/25/57	30,403,341
		Series - 2017 1A (Class A1)
1,500,000	g	OHA Loan Funding LLC	3.600	10/20/26	1,496,793
		Series - 2014 1A (Class B2R)
496,684	g	OneMain Direct Auto Receivables Trust	2.040	01/15/21	497,588
		Series - 2016 1A (Class A)
626,655	g	Orange Lake Timeshare Trust	3.030	07/09/29	624,529
		Series - 2014 AA (Class B)
269,234	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.762	01/25/36	268,619
		Series - 2005 WCH1 (Class M2)
16,023	i	Residential Asset Securities Corp	6.489	10/25/30	16,345
		Series - 2001 KS2 (Class AI6)
159,109	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	166,318
		Series - 2006 HI1 (Class M2)
3,000,000	g,i	Sanders Re Ltd	4.752	05/05/17	2,999,700
		Series - 2013 144A (Class )
1,000,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,002,339
		Series - 2013 2013-1 (Class D)
2,500,000		Santander Drive Auto Receivables Trust	1.560	05/15/20	2,500,629
		Series - 2016 2 (Class A3)
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	801,609
		Series - 2015 5 (Class B)
4,500,000		Santander Drive Auto Receivables Trust	1.770	09/15/20	4,496,667
		Series - 2017 1 (Class A3)
30

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$800,000		Santander Drive Auto Receivables Trust	2.740%	12/15/21	$805,170
		Series - 2015 5 (Class C)
6,000,000		Santander Drive Auto Receivables Trust	2.800	08/15/22	5,968,431
		Series - 2016 3 (Class D)
4,000,000		Santander Drive Auto Receivables Trust	3.170	04/17/23	4,007,468
		Series - 2017 1 (Class D)
4,177,051	g,i	Shackleton II CLO Ltd	2.240	10/20/23	4,176,829
		Series - 2012 2A (Class A1R)
2,500,000	g	Shackleton II CLO Ltd	3.010	10/20/23	2,498,763
		Series - 2012 2A (Class B2R)
2,531,792	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	2,525,143
		Series - 2013 1A (Class A)
612,960	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	613,040
		Series - 2013 1A (Class B)
4,887,685	g	Sierra Receivables Funding Co LLC	3.050	03/22/32	4,915,454
		Series - 2015 1A (Class B)
18,425,000	g	Sierra Receivables Funding Co LLC	2.910	03/20/34	18,535,878
		Series - 2017 1A (Class A)
1,250,000	g,i	Sierra Receivables Funding Co LLC	3.200	03/20/34	1,256,849
		Series - 2017 1A (Class B)
2,239,289	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	2,246,587
		Series - 2015 3A (Class A)
223,929	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	224,593
		Series - 2015 3A (Class B)
3,898,707	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	3,940,687
		Series - 2016 1A (Class A)
7,726,680	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	7,725,416
		Series - 2016 2A (Class A)
992,296	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	991,777
		Series - 2016 2A (Class B)
5,124,556	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	5,067,041
		Series - 2016 3A (Class A)
3,153,573	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	3,109,116
		Series - 2016 3A (Class B)
10,860,000	g	SMB Private Education Loan Trust	2.750	07/15/27	10,948,350
		Series - 2015 C (Class A2A)
10,000,000	g	SMB Private Education Loan Trust	2.430	02/17/32	9,866,651
		Series - 2016 B (Class A2A)
5,125,000	g	SMB Private Education Loan Trust	2.880	09/15/34	5,109,799
		Series - 2017 A (Class A2A)
3,452,895	g	SoFi Professional Loan Program LLC	1.530	04/25/33	3,443,596
		Series - 2016 D (Class A2A)
3,000,000	g	SoFi Professional Loan Program LLC	2.340	04/25/33	2,945,341
		Series - 2016 D (Class A2B)
6,250,000	g	SoFi Professional Loan Program LLC	2.490	01/25/36	6,196,348
		Series - 2016 E (Class A2B)
4,576,521	g	SoFi Professional Loan Program LLC	2.760	12/26/36	4,611,573
		Series - 2016 A (Class A2)
1,350,000	g	SoFi Professional Loan Program LLC	1.550	03/26/40	1,347,333
		Series - 2017 A (Class A2A)
1,825,000	g	SoFi Professional Loan Program LLC	2.400	03/26/40	1,795,216
		Series - 2017 A (Class A2B)
8,500,000	g	SoFi Professional Loan Program LLC	1.830	05/25/40	8,499,357
		Series - 2017 B (Class A1FX)
31

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,075,000	g	SoFi Professional Loan Program LLC	2.740%	05/25/40	$5,073,777
		Series - 2017 B (Class A2FX)
2,110,624	g	SolarCity LMC	4.800	11/20/38	2,083,918
		Series - 2013 1 (Class A)
1,996,819	g	SolarCity LMC	4.020	07/20/44	1,932,507
		Series - 2014 2 (Class A)
14,123,828	g	SpringCastle America Funding LLC	3.050	04/25/29	14,210,447
		Series - 2016 AA (Class A)
2,500,000		Synchrony Credit Card Master Note Trust	2.210	05/15/24	2,489,663
		Series - 2016 2 (Class A)
2,985,000	g	Taco Bell Funding LLC	3.832	05/25/46	3,025,939
		Series - 2016 1A (Class A2I)
2,900,000	g	Verizon Owner Trust	1.680	05/20/21	2,889,983
		Series - 2016 2A (Class A)
5,000,000	g	Verizon Owner Trust	2.060	09/20/21	5,015,496
		Series - 2017 1A (Class A)
91,150	g,i	Wachovia Loan Trust	1.342	05/25/35	89,789
		Series - 2005 SD1 (Class A)
5,417,500	g	Wendys Funding LLC	3.371	06/15/45	5,442,659
		Series - 2015 1A (Class A2I)
1,000,000		World Financial Network Credit Card Master Trust	2.030	04/15/25	985,065
		Series - 2016 A (Class A)
2,500,000		World Omni Automobile Lease Securitization Trust	1.610	01/15/22	2,486,540
		Series - 2016 A (Class A4)
		TOTAL ASSET BACKED			476,547,876

OTHER MORTGAGE BACKED - 14.7%
1,768,667	g	7 WTC Depositor LLC Trust	4.082	03/13/31	1,788,890
		Series - 2012 7WTC (Class A)
1,557,311	i	American Home Mortgage Investment Trust	2.857	10/25/34	1,518,006
		Series - 2004 3 (Class 4A)
678,301	i	Banc of America Commercial Mortgage Trust	5.798	05/10/45	677,327
		Series - 2006 2 (Class C)
189,799	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	188,746
		Series - 2007 1 (Class AM)
9,324,093		Banc of America Commercial Mortgage Trust	1.559	07/15/49	9,244,962
		Series - 2016 UB10 (Class A1)
6,000,000		Banc of America Commercial Mortgage Trust	3.366	02/15/50	6,152,693
		Series - 2017 BNK3 (Class ASB)
6,250,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	5,905,796
		Series - 2007 4 (Class E)
1,750,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	1,719,096
		Series - 2007 4 (Class D)
1,378,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.768	06/11/40	1,381,445
		Series - 2007 PW16 (Class AJ)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.298	02/11/41	966,682
		Series - 2005 PWR7 (Class E)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.704	11/11/41	1,012,442
		Series - 2004 PWR6 (Class G)
1,154,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.759	02/13/42	1,162,539
		Series - 2005 T18 (Class F)
9,826,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.928	09/11/42	9,847,554
		Series - 2007 T28 (Class AJ)
32

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$700,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.387%	02/13/46	$703,481
		Series - 2004 T16 (Class G)
2,500,000	i	CD Mortgage Trust	6.122	11/15/44	2,534,667
		Series - 2007 CD5 (Class B)
9,000,000		CD Mortgage Trust	3.453	02/10/50	9,271,564
		Series - 2017 CD3 (Class AAB)
1,371,794	i	CHL Mortgage Pass-Through Trust	3.312	02/20/35	1,377,662
		Series - 2004 HYB9 (Class 1A1)
4,558,169	g,i	Citigroup Mortgage Loan Trust	0.958	05/25/37	4,409,646
		Series - 2015 8 (Class 1A1)
12,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	12,973,587
		Series - 2007 C3 (Class AJ)
32,439,400	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	32,943,048
		Series - 2007 C3 (Class AM)
2,095,000		COMM Mortgage Trust	3.040	02/10/48	2,140,212
		Series - 2015 LC19 (Class ASB)
8,028,000	g,i	COMM Mortgage Trust	5.808	12/10/49	7,957,537
		Series - 2007 C9 (Class G)
3,365,000	i	COMM Mortgage Trust	5.808	12/10/49	3,371,848
		Series - 2007 C9 (Class C)
11,301,662	i	Connecticut Avenue Securities	3.132	09/25/28	11,455,648
		Series - 2016 C02 (Class 1M1)
5,604,636	i	Connecticut Avenue Securities	2.982	10/25/28	5,695,468
		Series - 2016 C03 (Class 1M1)
17,185,679	i	Connecticut Avenue Securities	2.332	01/25/29	17,281,893
		Series - 2016 C05 (Class 2M1)
15,384,125	i	Connecticut Avenue Securities	2.432	01/25/29	15,552,269
		Series - 2016 C04 (Class 1M1)
8,785,607	i	Connecticut Avenue Securities	2.282	04/25/29	8,864,539
		Series - 2016 C06 (Class 1M1)
39,585,077	i	Connecticut Avenue Securities	2.165	07/25/29	39,776,210
		Series - 2017 C01 (Class 1M1)
5,000,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	5,026,680
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	6,062,287
		Series - 2007 C4 (Class AJ)
5,250,000	i	Credit Suisse Commercial Mortgage Trust	5.953	09/15/39	5,283,619
		Series - 2007 C4 (Class A1AM)
5,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	5,102,628
		Series - 2007 C2 (Class AJ)
150,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	148,542
		Series - 2005 C5 (Class F)
5,500,000		CSAIL Commercial Mortgage Trust	3.314	11/15/49	5,615,627
		Series - 2016 C7 (Class ASB)
1,500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,491,254
		Series - 2007 C1 (Class AM)
7,000,000	g	GRACE Mortgage Trust	3.369	06/10/28	7,249,533
		Series - 2014 GRCE (Class A)
23,805,000	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	24,086,763
		Series - 2007 GG11 (Class AM)
1,000,000	g	GS Mortgage Securities Corp II	2.933	06/05/31	1,014,934
		Series - 2012 SHOP (Class A)
33

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,344,000	g	GS Mortgage Securities Corp II	3.551%	04/10/34	$1,405,991
		Series - 2012 ALOH (Class A)
3,545,675		GS Mortgage Securities Trust	1.478	05/10/49	3,494,966
		Series - 2016 GS2 (Class A1)
8,000,000		GS Mortgage Securities Trust	3.467	03/10/50	8,269,192
		Series - 2017 GS5 (Class AAB)
3,500,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	3,334,858
		Series - 2016 10HY (Class C)
3,000,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	2,906,889
		Series - 2016 10HY (Class B)
306,411	i	Impac CMB Trust	1.642	03/25/35	282,150
		Series - 2004 11 (Class 2A1)
310,416	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	310,108
		Series - 2005 LDP2 (Class C)
6,950,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.622	02/15/46	7,276,256
		Series - 2011 C3 (Class D)
2,035,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,064,407
		Series - 2007 LD12 (Class AM)
560,905	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	561,706
		Series - 2006 C4 (Class B)
566,069	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	565,762
		Series - 2006 C3 (Class C)
391,943	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	391,548
		Series - 2007 C1 (Class C)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	7,471,753
		Series - 2007 C1 (Class D)
1,995,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	2,020,966
		Series - 2007 C6 (Class AM)
3,330,877	g,i	LVII Resecuritization Trust	3.611	07/25/47	3,332,959
		Series - 2015 A (Class A)
580,000	i	Merrill Lynch Mortgage Trust	6.301	02/12/51	588,676
		Series - 0 C1 (Class AJA)
7,854,300	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	7,862,409
		Series - 2007 6 (Class AM)
140,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.069	02/15/48	142,959
		Series - 2015 C20 (Class ASB)
166,019	g,i	Morgan Stanley Capital I Trust	6.078	08/12/41	165,694
		Series - 2006 T23 (Class B)
2,497,231	i	Morgan Stanley Capital I Trust	5.389	11/12/41	2,494,294
		Series - 2006 HQ10 (Class AJ)
1,642,451	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,641,277
		Series - 2006 HQ9 (Class B)
3,206,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	3,199,600
		Series - 2006 HQ9 (Class C)
5,000,000	i	Morgan Stanley Capital I Trust	5.815	04/12/49	5,028,100
		Series - 2007 HQ12 (Class D)
4,033,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	4,055,686
		Series - 2007 HQ12 (Class C)
4,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	4,024,362
		Series - 2007 IQ15 (Class AM)
9,350,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	8,845,053
		Series - 2007 IQ15 (Class AJ)
13,000,000		Morgan Stanley Capital I Trust	2.606	08/15/49	12,783,508
		Series - 2016 UB11 (Class ASB)
34

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,907,000	i	Morgan Stanley Capital I Trust	6.115%	12/12/49	$4,557,711
		Series - 2007 IQ16 (Class AJ)
11,232,850	g,i	Sequoia Mortgage Trust	3.500	03/25/47	11,308,323
		Series - 2017 2 (Class A1)
7,480,320	g,i	Sequoia Mortgage Trust	3.500	03/25/47	7,595,741
		Series - 2017 2 (Class A4)
14,500,000	g,i	Sequoia Mortgage Trust	3.500	04/25/47	14,710,699
		Series - 2017 3 (Class A4)
17,005,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.182	09/25/24	17,496,813
		Series - 2014 HQ2 (Class M2)
424,566	i	Structured Agency Credit Risk Debt Note (STACR)	3.382	01/25/25	427,087
		Series - 2015 DN1 (Class M2)
6,414,219	i	Structured Agency Credit Risk Debt Note (STACR)	3.182	03/25/25	6,503,964
		Series - 2015 HQ1 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.782	03/25/25	1,882,333
		Series - 2015 HQ1 (Class M3)
656,029	i	Structured Agency Credit Risk Debt Note (STACR)	2.082	05/25/25	657,636
		Series - 2015 HQ2 (Class M1)
3,475,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.932	05/25/25	3,547,937
		Series - 2015 HQ2 (Class M2)
8,012,582	i	Structured Agency Credit Risk Debt Note (STACR)	3.582	12/25/27	8,207,196
		Series - 2015 DNA2 (Class M2)
7,627,610	i	Structured Agency Credit Risk Debt Note (STACR)	3.632	03/25/28	7,815,909
		Series - 2015 HQA1 (Class M2)
1,388,599	i	Structured Agency Credit Risk Debt Note (STACR)	2.432	07/25/28	1,394,924
		Series - 2016 DNA1 (Class M1)
8,854,433	i	Structured Agency Credit Risk Debt Note (STACR)	2.232	10/25/28	8,877,469
		Series - 2016 DNA2 (Class M1)
4,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.182	10/25/28	4,328,487
		Series - 2016 DNA2 (Class M2)
17,324,394	i	Structured Agency Credit Risk Debt Note (STACR)	2.082	12/25/28	17,389,224
		Series - 2016 DNA3 (Class M1)
8,618,460	i	Structured Agency Credit Risk Debt Note (STACR)	1.782	03/25/29	8,636,386
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.282	03/25/29	2,758,013
		Series - 2016 DNA4 (Class M2)
9,165,806	i	Structured Agency Credit Risk Debt Note (STACR)	2.182	07/25/29	9,200,683
		Series - 2017 DNA1 (Class M1)
1,615,842	i	Wachovia Bank Commercial Mortgage Trust	5.477	01/15/45	1,613,197
		Series - 2006 C23 (Class F)
6,164,702	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	6,217,211
		Series - 2006 C27 (Class AJ)
230,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	233,712
		Series - 2007 C34 (Class AM)
23,750,038	i	Wachovia Bank Commercial Mortgage Trust	6.132	05/15/46	23,832,439
		Series - 2007 C34 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	1,993,600
		Series - 2007 C34 (Class B)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	1,691,083
		Series - 2007 C34 (Class C)
3,052,202	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,068,453
		Series - 2007 C31 (Class AM)
35

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,725,000	i	Wachovia Bank Commercial Mortgage Trust	5.748%	04/15/47	$1,717,549
		Series - 2007 C31 (Class C)
22,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	22,220,623
		Series - 2007 C32 (Class AMFX)
23,475,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	23,004,052
		Series - 2007 C32 (Class AJ)
4,140,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	3,986,406
		Series - 2007 C32 (Class B)
2,530,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	2,549,819
		Series - 2007 C33 (Class AM)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.827	11/15/49	1,979,365
		Series - 2016 NXS6 (Class ASB)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.185	03/15/59	2,027,164
		Series - 2016 C33 (Class ASB)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	1,994,137
		Series - 2016 C36 (Class ASB)
		TOTAL OTHER MORTGAGE BACKED			608,903,798

		TOTAL STRUCTURED ASSETS			1,085,451,674
		(Cost $1,086,323,899)

		TOTAL BONDS			3,924,943,209
		(Cost $3,932,975,954)

SHARES		COMPANY
COMMON STOCKS - 0.0%

ENERGY - 0.0%
6,249	*,m	Peabody Energy Corp			85,924
		TOTAL ENERGY			85,924
		TOTAL COMMON STOCKS			85,924
		(Cost $85,924)

PREFERRED STOCKS - 0.0%

ENERGY - 0.0%
885	*,m	Peabody Energy Corp			22,125
		TOTAL ENERGY			22,125
		TOTAL PREFERRED STOCKS			22,125
		(Cost $22,125)

PRINCIPAL	ISSUER
SHORT-TERM INVESTMENTS - 6.5%
GOVERNMENT AGENCY DEBT - 1.2%
$50,000,000	Federal Home Loan Bank (FHLB)	0.700	04/05/17	49,998,100
	TOTAL GOVERNMENT AGENCY DEBT			49,998,100

TREASURY DEBT - 5.3%
25,000,000	United States Treasury Bill	0.463	04/06/17	24,998,900
81,500,000	United States Treasury Bill	0.445-0.524	04/13/17	81,483,700
60,200,000	United States Treasury Bill	0.531-0.705	04/20/17	60,179,291
53,000,000	United States Treasury Bill	0.547-0.741	04/27/17	52,974,560
	TOTAL TREASURY DEBT			219,636,451
36

TIAA-CREF FUNDS - Bond Fund

VALUE
TOTAL SHORT-TERM INVESTMENTS	$269,634,551
(Cost $269,633,590)

TOTAL INVESTMENTS - 103.7%	4,274,041,013
(Cost $4,282,027,862)
OTHER ASSETS & LIABILITIES, NET - (3.7)%	(153,620,469)
NET ASSETS - 100.0%	$4,120,420,544

Abbreviation(s):
BRL	Brazilian Real
MXN	Mexican Peso
PEN	Peruvian Sol
REIT	Real Estate Investment Trust
RUB	Russian Ruble

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2017, the aggregate value of these securities was $856,383,425 or 20.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
37

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.5%

CORPORATE BONDS - 25.8%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000	BorgWarner, Inc	4.625%	09/15/20	$53,427
200,000	BorgWarner, Inc	3.375	03/15/25	198,861
200,000	BorgWarner, Inc	4.375	03/15/45	195,150
100,000	Delphi Automotive plc	3.150	11/19/20	102,004
250,000	Delphi Automotive plc	4.250	01/15/26	260,955
100,000	Delphi Automotive plc	4.400	10/01/46	95,252
100,000	Delphi Corp	4.150	03/15/24	104,414
425,000	Ford Motor Co	4.346	12/08/26	432,712
500,000	Ford Motor Co	7.450	07/16/31	630,579
1,050,000	Ford Motor Co	4.750	01/15/43	986,189
750,000	Ford Motor Co	5.291	12/08/46	750,984
500,000	General Motors Co	6.600	04/01/36	574,741
1,250,000	General Motors Co	6.250	10/02/43	1,377,169
350,000	General Motors Co	6.750	04/01/46	409,823
175,000	Harley-Davidson, Inc	3.500	07/28/25	177,724
200,000	Harley-Davidson, Inc	4.625	07/28/45	202,123
750,000	Honeywell International, Inc	1.400	10/30/19	744,232
750,000	Honeywell International, Inc	1.850	11/01/21	735,278
500,000	Honeywell International, Inc	3.350	12/01/23	516,782
1,000,000	Honeywell International, Inc	2.500	11/01/26	946,071
282,000	Honeywell International, Inc	5.700	03/15/37	351,260
800,000	Lear Corp	4.750	01/15/23	828,671
300,000	Magna International, Inc	3.625	06/15/24	306,056
100,000	Magna International, Inc	4.150	10/01/25	105,594
	TOTAL AUTOMOBILES & COMPONENTS			11,086,051

BANKS - 3.9%
500,000	Australia & New Zealand Banking Group Ltd	1.450	05/15/18	498,993
300,000	Australia & New Zealand Banking Group Ltd	2.000	11/16/18	301,096
400,000	Australia & New Zealand Banking Group Ltd	1.600	07/15/19	396,605
500,000	Australia & New Zealand Banking Group Ltd	2.050	09/23/19	499,830
300,000	Australia & New Zealand Banking Group Ltd	2.700	11/16/20	302,902
750,000	Australia & New Zealand Banking Group Ltd	2.300	06/01/21	741,080
500,000	Australia & New Zealand Banking Group Ltd	2.550	11/23/21	497,831
200,000	Australia & New Zealand Banking Group Ltd	3.700	11/16/25	208,259
350,000	Banco Bilbao Vizcaya Argentaria S.A.	3.000	10/20/20	354,428
200,000	Bancolombia S.A.	5.950	06/03/21	219,250
500,000	Bank of, NV Scotia	2.700	03/07/22	501,100
2,900,000	Bank of America Corp	2.000	01/11/18	2,907,433
500,000	Bank of America Corp	1.950	05/12/18	501,086
2,525,000	Bank of America Corp	2.600	01/15/19	2,551,106
2,750,000	Bank of America Corp	2.650	04/01/19	2,781,658
1,000,000	Bank of America Corp	2.625	10/19/20	1,002,786
200,000	Bank of America Corp	2.151	11/09/20	198,168
2,300,000	Bank of America Corp	5.875	01/05/21	2,567,984
38

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,750,000		Bank of America Corp	2.625%	04/19/21	$1,745,534
750,000		Bank of America Corp	2.503	10/21/22	730,484
2,225,000		Bank of America Corp	3.300	01/11/23	2,238,515
750,000	i	Bank of America Corp	3.124	01/20/23	752,884
2,000,000		Bank of America Corp	4.125	01/22/24	2,088,908
750,000		Bank of America Corp	4.000	04/01/24	777,535
1,475,000		Bank of America Corp	4.200	08/26/24	1,501,891
750,000		Bank of America Corp	4.000	01/22/25	749,143
550,000		Bank of America Corp	3.950	04/21/25	547,566
2,000,000		Bank of America Corp	3.875	08/01/25	2,035,260
750,000		Bank of America Corp	4.450	03/03/26	769,084
1,000,000		Bank of America Corp	3.500	04/19/26	986,486
400,000		Bank of America Corp	4.250	10/22/26	406,126
750,000		Bank of America Corp	3.248	10/21/27	713,854
1,000,000		Bank of America Corp	4.183	11/25/27	1,003,571
750,000	i	Bank of America Corp	3.824	01/20/28	751,525
1,500,000		Bank of America Corp	5.000	01/21/44	1,634,247
1,000,000		Bank of America Corp	4.875	04/01/44	1,078,236
1,250,000	i	Bank of America Corp	4.443	01/20/48	1,251,422
500,000		Bank of America NA	1.750	06/05/18	501,251
700,000		Bank of America NA	2.050	12/07/18	703,840
400,000		Bank of Montreal	1.450	04/09/18	399,872
300,000		Bank of Montreal	1.400	04/10/18	299,461
500,000		Bank of Montreal	1.800	07/31/18	500,956
1,000,000		Bank of Montreal	1.350	08/28/18	995,277
425,000		Bank of Montreal	2.100	12/12/19	426,890
1,000,000		Bank of Montreal	1.900	08/27/21	973,959
400,000		Bank of Montreal	2.550	11/06/22	396,944
500,000		Bank of Nova Scotia	1.250	04/11/17	500,000
350,000		Bank of Nova Scotia	1.450	04/25/18	349,422
500,000		Bank of Nova Scotia	1.700	06/11/18	500,548
500,000		Bank of Nova Scotia	2.050	10/30/18	502,994
300,000		Bank of Nova Scotia	1.950	01/15/19	300,987
700,000		Bank of Nova Scotia	1.650	06/14/19	695,498
1,000,000		Bank of Nova Scotia	2.125	09/11/19	1,004,580
500,000		Bank of Nova Scotia	2.350	10/21/20	501,114
200,000		Bank of Nova Scotia	4.375	01/13/21	213,491
300,000		Bank of Nova Scotia	2.450	03/22/21	299,876
1,000,000		Bank of Nova Scotia	1.875	04/26/21	980,350
800,000		Bank of Nova Scotia	2.800	07/21/21	809,583
500,000		Bank of Nova Scotia	4.500	12/16/25	522,316
1,000,000		Barclays plc	2.000	03/16/18	1,000,660
500,000		Barclays plc	2.875	06/08/20	502,873
600,000		Barclays plc	3.250	01/12/21	604,569
1,500,000		Barclays plc	3.200	08/10/21	1,500,915
500,000		Barclays plc	3.684	01/10/23	502,085
1,225,000		Barclays plc	3.650	03/16/25	1,192,847
600,000		Barclays plc	4.375	01/12/26	608,474
1,500,000		Barclays plc	5.200	05/12/26	1,535,223
500,000		Barclays plc	4.337	01/10/28	498,956
500,000		Barclays plc	5.250	08/17/45	523,180
500,000		Barclays plc	4.950	01/10/47	499,439
39

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$70,000	BB&T Corp	4.900%	06/30/17	$70,605
200,000	BB&T Corp	2.050	06/19/18	200,916
500,000	BB&T Corp	2.250	02/01/19	503,385
400,000	BB&T Corp	6.850	04/30/19	438,334
300,000	BB&T Corp	2.625	06/29/20	303,023
300,000	BB&T Corp	2.850	04/01/21	304,577
500,000	BB&T Corp	2.050	05/10/21	492,247
200,000	BB&T Corp	3.950	03/22/22	210,027
750,000	BB&T Corp	2.750	04/01/22	754,337
500,000	BB&T Corp	3.800	10/30/26	519,344
300,000	BPCE S.A.	1.625	01/26/18	299,669
500,000	BPCE S.A.	2.500	12/10/18	503,345
300,000	BPCE S.A.	2.500	07/15/19	301,273
500,000	BPCE S.A.	2.250	01/27/20	496,555
300,000	BPCE S.A.	2.650	02/03/21	298,576
400,000	BPCE S.A.	2.750	12/02/21	396,625
500,000	BPCE S.A.	4.000	04/15/24	518,891
300,000	BPCE S.A.	3.375	12/02/26	295,734
500,000	Branch Banking & Trust Co	1.450	05/10/19	494,777
500,000	Branch Banking & Trust Co	2.100	01/15/20	500,587
500,000	Branch Banking & Trust Co	2.625	01/15/22	501,305
250,000	Branch Banking & Trust Co	3.625	09/16/25	256,083
300,000	Canadian Imperial Bank of Commerce	1.550	01/23/18	299,927
500,000	Canadian Imperial Bank of Commerce	1.600	09/06/19	495,506
300,000	Capital One Bank USA NA	1.650	02/05/18	299,952
250,000	Capital One Bank USA NA	1.500	03/22/18	249,405
400,000	Capital One Bank USA NA	2.150	11/21/18	400,707
300,000	Capital One Bank USA NA	2.250	02/13/19	300,433
300,000	Capital One Bank USA NA	2.300	06/05/19	300,608
800,000	Capital One Bank USA NA	2.400	09/05/19	802,438
500,000	Capital One Bank USA NA	2.950	07/23/21	503,940
972,000	Capital One Bank USA NA	3.375	02/15/23	969,901
500,000	Capital One NA	2.350	08/17/18	503,123
1,000,000	Capital One NA	2.250	09/13/21	978,340
500,000	CitiBank NA	2.000	03/20/19	501,681
500,000	Citigroup, Inc	1.800	02/05/18	500,261
1,000,000	Citigroup, Inc	1.700	04/27/18	1,000,380
750,000	Citigroup, Inc	1.750	05/01/18	749,754
500,000	Citigroup, Inc	2.150	07/30/18	501,581
300,000	Citigroup, Inc	2.500	09/26/18	302,664
500,000	Citigroup, Inc	2.050	12/07/18	500,878
500,000	Citigroup, Inc	2.550	04/08/19	504,913
1,000,000	Citigroup, Inc	2.050	06/07/19	999,055
500,000	Citigroup, Inc	2.450	01/10/20	502,196
2,250,000	Citigroup, Inc	2.700	03/30/21	2,252,470
750,000	Citigroup, Inc	2.350	08/02/21	738,292
750,000	Citigroup, Inc	2.900	12/08/21	752,779
2,700,000	Citigroup, Inc	4.500	01/14/22	2,889,148
3,600,000	Citigroup, Inc	3.500	05/15/23	3,625,650
500,000	Citigroup, Inc	4.000	08/05/24	505,455
750,000	Citigroup, Inc	3.875	03/26/25	745,027
1,000,000	Citigroup, Inc	3.300	04/27/25	979,375
525,000	Citigroup, Inc	4.400	06/10/25	534,882
1,000,000	Citigroup, Inc	3.700	01/12/26	1,000,828
40

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		Citigroup, Inc	4.600%	03/09/26	$770,116
1,000,000		Citigroup, Inc	3.400	05/01/26	972,726
1,000,000		Citigroup, Inc	3.200	10/21/26	954,445
1,100,000		Citigroup, Inc	4.300	11/20/26	1,110,427
1,250,000		Citigroup, Inc	4.450	09/29/27	1,268,407
500,000	i	Citigroup, Inc	3.887	01/10/28	502,174
1,000,000		Citigroup, Inc	4.125	07/25/28	983,231
200,000		Citigroup, Inc	5.875	01/30/42	243,095
225,000		Citigroup, Inc	6.675	09/13/43	286,393
525,000		Citigroup, Inc	4.650	07/30/45	547,674
1,750,000		Citigroup, Inc	4.750	05/18/46	1,726,431
300,000		Citizens Bank NA	2.300	12/03/18	301,478
300,000		Citizens Bank NA	2.450	12/04/19	302,241
750,000		Citizens Bank NA	2.250	03/02/20	748,917
150,000		Citizens Bank NA	2.550	05/13/21	149,134
100,000		Citizens Financial Group, Inc	2.375	07/28/21	98,599
300,000		Citizens Financial Group, Inc	4.300	12/03/25	309,172
200,000		Comerica Bank	4.000	07/27/25	202,146
50,000		Comerica, Inc	5.200	08/22/17	50,683
300,000		Comerica, Inc	2.500	06/02/20	300,100
500,000		Commonwealth Bank of Australia	1.750	11/02/18	499,201
1,250,000		Commonwealth Bank of Australia	2.250	03/13/19	1,257,941
500,000		Commonwealth Bank of Australia	2.050	03/15/19	501,585
500,000		Commonwealth Bank of Australia	2.300	09/06/19	503,180
500,000		Commonwealth Bank of Australia	2.400	11/02/20	499,102
300,000		Commonwealth Bank of Australia	2.550	03/15/21	299,847
300,000		Compass Bank	2.750	09/29/19	301,801
500,000		Compass Bank	3.875	04/10/25	490,774
1,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	1,509,711
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/20	501,614
1,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,578,846
1,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	05/21/25	1,010,329
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	459,374
1,100,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,186,534
500,000		Cooperatieve Rabobank UA	1.375	08/09/19	493,053
1,000,000		Cooperatieve Rabobank UA	2.500	01/19/21	1,000,908
625,000		Cooperatieve Rabobank UA	2.750	01/10/22	628,156
350,000		Cooperatieve Rabobank UA	3.750	07/21/26	341,946
200,000		Corpbanca S.A.	3.125	01/15/18	201,573
1,300,000		Deutsche Bank AG	1.875	02/13/18	1,298,597
1,750,000		Deutsche Bank AG	2.500	02/13/19	1,753,727
250,000		Deutsche Bank AG	2.850	05/10/19	251,681
300,000		Deutsche Bank AG	3.125	01/13/21	300,600
500,000		Deutsche Bank AG	3.375	05/12/21	502,985
800,000		Deutsche Bank AG	4.100	01/13/26	803,072
400,000		Discover Bank	2.000	02/21/18	400,340
500,000		Discover Bank	2.600	11/13/18	504,629
215,000		Discover Bank	7.000	04/15/20	239,802
300,000		Discover Bank	3.100	06/04/20	305,998
300,000		Discover Bank	3.200	08/09/21	303,779
400,000		Discover Bank	4.200	08/08/23	416,506
200,000		Discover Bank	4.250	03/13/26	205,460
825,000		Discover Bank	3.450	07/27/26	791,864
500,000		Fifth Third Bancorp	2.150	08/20/18	502,891
41

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Fifth Third Bancorp	2.300%	03/01/19	$301,881
250,000		Fifth Third Bancorp	2.300	03/15/19	251,671
375,000		Fifth Third Bancorp	2.375	04/25/19	377,710
400,000		Fifth Third Bancorp	2.875	07/27/20	404,448
200,000		Fifth Third Bancorp	2.875	10/01/21	202,395
200,000		Fifth Third Bancorp	3.500	03/15/22	205,106
500,000		Fifth Third Bancorp	4.300	01/16/24	522,260
600,000		Fifth Third Bancorp	3.850	03/15/26	604,731
140,000		Fifth Third Bancorp	8.250	03/01/38	199,436
500,000		Fifth Third Bank	1.625	09/27/19	493,835
300,000		Fifth Third Bank	2.250	06/14/21	296,566
200,000		First Horizon National Corp	3.500	12/15/20	205,475
250,000		First Republic Bank	2.375	06/17/19	249,646
175,000		First Republic Bank	4.375	08/01/46	168,327
250,000		First Tennessee Bank NA	2.950	12/01/19	252,900
750,000		HSBC Bank USA NA	4.875	08/24/20	803,169
266,000		HSBC Bank USA NA	5.875	11/01/34	317,576
33,000		HSBC Bank USA NA	7.000	01/15/39	44,432
950,000		HSBC Holdings plc	3.400	03/08/21	971,497
400,000		HSBC Holdings plc	2.950	05/25/21	401,926
1,000,000		HSBC Holdings plc	2.650	01/05/22	986,331
150,000		HSBC Holdings plc	4.875	01/14/22	162,479
400,000	i	HSBC Holdings plc	3.262	03/13/23	401,935
500,000		HSBC Holdings plc	3.600	05/25/23	508,001
1,350,000		HSBC Holdings plc	4.250	03/14/24	1,366,635
1,000,000		HSBC Holdings plc	4.250	08/18/25	1,006,840
1,225,000		HSBC Holdings plc	4.300	03/08/26	1,275,352
900,000		HSBC Holdings plc	3.900	05/25/26	908,969
250,000		HSBC Holdings plc	4.375	11/23/26	251,914
1,000,000	i	HSBC Holdings plc	4.041	03/13/28	1,010,711
2,325,000		HSBC Holdings plc	6.500	09/15/37	2,862,782
550,000		HSBC Holdings plc	6.100	01/14/42	687,989
1,175,000		HSBC Holdings plc	5.250	03/14/44	1,269,719
750,000		HSBC USA, Inc	2.625	09/24/18	757,603
500,000		HSBC USA, Inc	2.250	06/23/19	502,104
750,000		HSBC USA, Inc	2.375	11/13/19	753,412
2,500,000		HSBC USA, Inc	2.350	03/05/20	2,508,675
750,000		HSBC USA, Inc	2.750	08/07/20	757,862
1,000,000		HSBC USA, Inc	3.500	06/23/24	1,018,730
200,000		Huntington Bancshares, Inc	2.600	08/02/18	201,770
500,000		Huntington Bancshares, Inc	3.150	03/14/21	508,600
500,000		Huntington Bancshares, Inc	2.300	01/14/22	486,879
300,000		Huntington National Bank	1.700	02/26/18	300,135
250,000		Huntington National Bank	2.000	06/30/18	250,620
400,000		Huntington National Bank	2.375	03/10/20	401,359
750,000		Industrial & Commercial Bank of China Ltd	2.351	11/13/17	752,419
300,000		Industrial & Commercial Bank of China Ltd	2.157	11/13/18	299,943
250,000		Industrial & Commercial Bank of China Ltd	3.231	11/13/19	255,085
1,300,000		Industrial & Commercial Bank of China Ltd	2.905	11/13/20	1,304,936
300,000		Industrial & Commercial Bank of China Ltd	2.635	05/26/21	296,356
250,000		Industrial & Commercial Bank of China Ltd	2.452	10/20/21	244,991
750,000		ING Groep NV	3.150	03/29/22	751,920
250,000		ING Groep NV	3.950	03/29/27	250,173
625,000		Intesa Sanpaolo S.p.A	3.875	01/16/18	633,436
500,000		Intesa Sanpaolo S.p.A	3.875	01/15/19	511,823
200,000		Intesa Sanpaolo S.p.A	5.250	01/12/24	210,436
42

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		JPMorgan Chase & Co	2.350%	01/28/19	$1,009,863
500,000		JPMorgan Chase & Co	1.850	03/22/19	500,096
1,000,000		JPMorgan Chase & Co	2.200	10/22/19	1,005,034
1,750,000		JPMorgan Chase & Co	2.250	01/23/20	1,755,553
1,350,000		JPMorgan Chase & Co	2.750	06/23/20	1,367,441
700,000		JPMorgan Chase & Co	4.400	07/22/20	746,252
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,929,833
1,000,000		JPMorgan Chase & Co	2.550	10/29/20	1,004,320
2,000,000		JPMorgan Chase & Co	2.550	03/01/21	2,000,556
1,000,000		JPMorgan Chase & Co	2.400	06/07/21	994,214
325,000		JPMorgan Chase & Co	2.295	08/15/21	321,592
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	2,087,142
500,000		JPMorgan Chase & Co	4.500	01/24/22	538,789
3,150,000		JPMorgan Chase & Co	3.250	09/23/22	3,206,927
750,000		JPMorgan Chase & Co	2.972	01/15/23	749,241
2,350,000		JPMorgan Chase & Co	3.200	01/25/23	2,373,617
1,750,000		JPMorgan Chase & Co	3.375	05/01/23	1,752,625
500,000		JPMorgan Chase & Co	2.700	05/18/23	489,038
1,000,000		JPMorgan Chase & Co	3.625	05/13/24	1,021,497
1,500,000		JPMorgan Chase & Co	3.875	09/10/24	1,520,241
600,000		JPMorgan Chase & Co	3.900	07/15/25	620,149
750,000		JPMorgan Chase & Co	3.300	04/01/26	735,226
1,000,000		JPMorgan Chase & Co	3.200	06/15/26	970,853
500,000		JPMorgan Chase & Co	2.950	10/01/26	475,335
1,000,000		JPMorgan Chase & Co	4.125	12/15/26	1,018,795
650,000		JPMorgan Chase & Co	4.250	10/01/27	667,055
500,000		JPMorgan Chase & Co	3.625	12/01/27	486,418
1,000,000	i	JPMorgan Chase & Co	3.782	02/01/28	1,009,256
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,124,016
1,000,000		JPMorgan Chase & Co	5.625	08/16/43	1,140,087
1,800,000		JPMorgan Chase & Co	4.950	06/01/45	1,895,456
1,050,000	i	JPMorgan Chase & Co	4.260	02/22/48	1,048,157
750,000	i	JPMorgan Chase & Co	6.000	12/30/49	782,100
750,000		JPMorgan Chase Bank NA	1.650	09/23/19	746,032
500,000		KeyBank NA	1.650	02/01/18	500,340
200,000		KeyBank NA	2.350	03/08/19	201,555
500,000		KeyBank NA	1.600	08/22/19	494,589
250,000		KeyBank NA	2.500	12/15/19	252,795
175,000		KeyBank NA	2.250	03/16/20	175,556
500,000		KeyBank NA	2.500	11/22/21	496,965
300,000		KeyBank NA	3.180	05/22/22	302,789
500,000		KeyBank NA	3.300	06/01/25	500,792
300,000		KeyBank NA	3.400	05/20/26	291,716
400,000		KeyCorp	2.300	12/13/18	402,295
200,000		KeyCorp	2.900	09/15/20	203,230
150,000		KeyCorp	5.100	03/24/21	163,679
800,000		Lloyds Bank plc	2.700	08/17/20	808,808
850,000		Lloyds Banking Group plc	3.100	07/06/21	856,897
300,000		Lloyds Banking Group plc	3.000	01/11/22	298,252
2,500,000		Lloyds Banking Group plc	4.500	11/04/24	2,565,280
300,000		Lloyds Banking Group plc	4.650	03/24/26	306,439
300,000		Lloyds Banking Group plc	3.750	01/11/27	294,889
200,000		Lloyds Banking Group plc	5.300	12/01/45	211,921
200,000		Manufacturers & Traders Trust Co	1.450	03/07/18	199,714
43

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$650,000		Manufacturers & Traders Trust Co	2.300%	01/30/19	$655,580
300,000		Manufacturers & Traders Trust Co	2.250	07/25/19	302,126
150,000		Manufacturers & Traders Trust Co	2.100	02/06/20	149,675
280,000	i	Manufacturers & Traders Trust Co	1.695	12/01/21	275,232
100,000		Manufacturers & Traders Trust Co	2.900	02/06/25	98,317
625,000		Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	630,574
500,000		Mitsubishi UFJ Financial Group, Inc	2.190	09/13/21	489,073
400,000		Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	403,630
350,000		Mitsubishi UFJ Financial Group, Inc	2.527	09/13/23	338,051
1,600,000		Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	1,642,610
300,000		Mitsubishi UFJ Financial Group, Inc	2.757	09/13/26	281,740
400,000		Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	404,668
750,000		Mizuho Financial Group, Inc	2.273	09/13/21	732,851
200,000		Mizuho Financial Group, Inc	2.953	02/28/22	200,001
750,000		Mizuho Financial Group, Inc	2.839	09/13/26	709,595
200,000		Mizuho Financial Group, Inc	3.663	02/28/27	201,642
200,000		MUFG Americas Holdings Corp	1.625	02/09/18	200,031
500,000		MUFG Americas Holdings Corp	2.250	02/10/20	499,503
200,000		MUFG Americas Holdings Corp	3.000	02/10/25	193,450
350,000		National Australia Bank Ltd	1.875	07/23/18	351,247
300,000		National Australia Bank Ltd	2.300	07/25/18	302,215
300,000		National Australia Bank Ltd	2.000	01/14/19	300,670
500,000		National Australia Bank Ltd	1.375	07/12/19	492,734
500,000		National Australia Bank Ltd	2.250	01/10/20	500,565
350,000		National Australia Bank Ltd	2.625	07/23/20	353,436
300,000		National Australia Bank Ltd	2.625	01/14/21	301,316
500,000		National Australia Bank Ltd	1.875	07/12/21	485,528
500,000		National Australia Bank Ltd	2.800	01/10/22	503,061
200,000		National Australia Bank Ltd	3.000	01/20/23	200,788
300,000		National Australia Bank Ltd	3.375	01/14/26	302,721
500,000		National Australia Bank Ltd	2.500	07/12/26	468,135
400,000		National Bank of Canada	2.100	12/14/18	401,441
350,000		Northern Trust Corp	2.375	08/02/22	346,995
500,000		Northern Trust Corp	3.950	10/30/25	527,371
300,000		People’s United Bank	4.000	07/15/24	298,661
100,000		People’s United Financial, Inc	3.650	12/06/22	101,790
300,000		PNC Bank NA	1.500	02/23/18	299,859
300,000		PNC Bank NA	1.600	06/01/18	299,699
375,000		PNC Bank NA	1.850	07/20/18	375,804
300,000		PNC Bank NA	1.800	11/05/18	300,288
300,000		PNC Bank NA	1.700	12/07/18	299,918
150,000		PNC Bank NA	2.200	01/28/19	151,022
500,000		PNC Bank NA	1.950	03/04/19	500,979
800,000		PNC Bank NA	2.250	07/02/19	805,786
500,000		PNC Bank NA	1.450	07/29/19	494,190
600,000		PNC Bank NA	2.400	10/18/19	605,007
300,000		PNC Bank NA	2.300	06/01/20	300,821
300,000		PNC Bank NA	2.600	07/21/20	302,840
300,000		PNC Bank NA	2.450	11/05/20	301,259
500,000		PNC Bank NA	2.150	04/29/21	494,650
500,000		PNC Bank NA	2.550	12/09/21	498,865
500,000		PNC Bank NA	2.625	02/17/22	500,253
750,000		PNC Bank NA	2.700	11/01/22	744,233
500,000		PNC Bank NA	2.950	01/30/23	501,845
44

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		PNC Bank NA	2.950%	02/23/25	$296,063
550,000		PNC Bank NA	3.250	06/01/25	552,847
150,000	i	PNC Financial Services Group, Inc (Step Bond)	2.854	11/09/22	150,048
300,000		PNC Financial Services Group, Inc	3.900	04/29/24	311,156
645,000		PNC Funding Corp	5.125	02/08/20	697,657
50,000		PNC Funding Corp	4.375	08/11/20	53,273
500,000		Rabobank Nederland NV	4.500	01/11/21	536,180
350,000		Rabobank Nederland NV	5.250	05/24/41	407,444
250,000		Regions Bank	2.250	09/14/18	250,757
1,350,000		Regions Financial Corp	3.200	02/08/21	1,372,726
500,000		Royal Bank of Canada	1.200	09/19/17	499,810
200,000		Royal Bank of Canada	1.500	06/07/18	199,815
500,000		Royal Bank of Canada	2.200	07/27/18	503,454
900,000		Royal Bank of Canada	1.800	07/30/18	901,238
500,000		Royal Bank of Canada	2.000	10/01/18	502,415
750,000		Royal Bank of Canada	2.000	12/10/18	752,723
600,000		Royal Bank of Canada	2.150	03/15/19	603,693
750,000		Royal Bank of Canada	1.625	04/15/19	745,820
300,000		Royal Bank of Canada	1.500	07/29/19	296,898
1,000,000		Royal Bank of Canada	2.200	09/23/19	1,004,961
750,000		Royal Bank of Canada	1.875	02/05/20	746,232
500,000		Royal Bank of Canada	2.125	03/02/20	500,161
250,000		Royal Bank of Canada	2.150	03/06/20	249,947
500,000		Royal Bank of Canada	2.100	10/14/20	497,995
500,000		Royal Bank of Canada	2.350	10/30/20	500,903
500,000		Royal Bank of Canada	2.500	01/19/21	503,389
750,000		Royal Bank of Canada	2.300	03/22/21	750,615
300,000		Royal Bank of Canada	2.750	02/01/22	302,712
1,000,000		Royal Bank of Canada	4.650	01/27/26	1,057,922
1,000,000		Royal Bank of Scotland Group plc	3.875	09/12/23	985,420
750,000		Royal Bank of Scotland Group plc	4.800	04/05/26	767,416
200,000		Santander Holdings USA, Inc	3.450	08/27/18	203,583
400,000		Santander Holdings USA, Inc	2.700	05/24/19	401,860
250,000		Santander Holdings USA, Inc	2.650	04/17/20	248,808
500,000	g	Santander Holdings USA, Inc	3.700	03/28/22	500,688
250,000		Santander Holdings USA, Inc	4.500	07/17/25	254,527
400,000		Santander Issuances SAU	5.179	11/19/25	414,988
300,000		Santander UK Group Holdings plc	2.875	10/16/20	300,337
200,000		Santander UK Group Holdings plc	3.125	01/08/21	200,896
750,000		Santander UK Group Holdings plc	2.875	08/05/21	740,345
500,000		Santander UK Group Holdings plc	3.571	01/10/23	499,924
500,000		Santander UK plc	3.050	08/23/18	507,983
500,000		Santander UK plc	2.000	08/24/18	501,021
500,000		Santander UK plc	2.500	03/14/19	503,970
500,000		Santander UK plc	2.350	09/10/19	502,566
500,000		Santander UK plc	4.000	03/13/24	523,407
400,000		Skandinaviska Enskilda Banken AB	1.500	09/13/19	393,857
300,000		Skandinaviska Enskilda Banken AB	2.300	03/11/20	300,692
500,000		Skandinaviska Enskilda Banken AB	2.625	03/15/21	500,957
400,000		Skandinaviska Enskilda Banken AB	1.875	09/13/21	387,530
300,000		Skandinaviska Enskilda Banken AB	2.800	03/11/22	300,719
400,000		Societe Generale S.A.	2.625	10/01/18	403,340
250,000		Sovereign Bank	8.750	05/30/18	268,275
300,000		Sumitomo Mitsui Banking Corp	1.500	01/18/18	299,685
45

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		Sumitomo Mitsui Banking Corp	2.500%	07/19/18	$252,232
250,000		Sumitomo Mitsui Banking Corp	1.950	07/23/18	250,449
500,000		Sumitomo Mitsui Banking Corp	1.762	10/19/18	498,136
300,000		Sumitomo Mitsui Banking Corp	2.450	01/10/19	302,240
500,000		Sumitomo Mitsui Banking Corp	2.050	01/18/19	499,986
500,000		Sumitomo Mitsui Banking Corp	2.250	07/11/19	500,830
250,000		Sumitomo Mitsui Banking Corp	2.650	07/23/20	251,553
300,000		Sumitomo Mitsui Banking Corp	2.450	10/20/20	298,949
250,000		Sumitomo Mitsui Banking Corp	3.200	07/18/22	254,024
300,000		Sumitomo Mitsui Banking Corp	3.000	01/18/23	299,621
300,000		Sumitomo Mitsui Banking Corp	3.950	01/10/24	313,685
500,000		Sumitomo Mitsui Banking Corp	3.400	07/11/24	505,537
250,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	255,883
500,000		Sumitomo Mitsui Financial Group, Inc	2.934	03/09/21	504,147
1,250,000		Sumitomo Mitsui Financial Group, Inc	2.058	07/14/21	1,216,675
425,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	420,059
700,000		Sumitomo Mitsui Financial Group, Inc	2.846	01/11/22	701,091
500,000		Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	510,948
500,000		Sumitomo Mitsui Financial Group, Inc	2.632	07/14/26	466,067
500,000		Sumitomo Mitsui Financial Group, Inc	3.010	10/19/26	478,416
500,000		Sumitomo Mitsui Financial Group, Inc	3.446	01/11/27	496,419
500,000		SunTrust Bank	2.250	01/31/20	501,570
200,000		SunTrust Bank	3.300	05/15/26	194,174
300,000		SunTrust Banks, Inc	7.250	03/15/18	314,988
200,000		SunTrust Banks, Inc	2.350	11/01/18	201,275
300,000		SunTrust Banks, Inc	2.900	03/03/21	303,585
500,000		SunTrust Banks, Inc	2.700	01/27/22	497,926
225,000		SunTrust Banks, Inc	2.750	05/01/23	222,223
50,000		SVB Financial Group	5.375	09/15/20	54,107
300,000		Svenska Handelsbanken AB	2.875	04/04/17	300,000
300,000		Svenska Handelsbanken AB	2.500	01/25/19	303,138
500,000		Svenska Handelsbanken AB	2.250	06/17/19	502,770
250,000		Svenska Handelsbanken AB	1.500	09/06/19	246,772
800,000		Svenska Handelsbanken AB	2.400	10/01/20	799,894
750,000		Svenska Handelsbanken AB	2.450	03/30/21	748,637
250,000		Svenska Handelsbanken AB	1.875	09/07/21	242,885
500,000		Toronto-Dominion Bank	1.625	03/13/18	500,616
400,000		Toronto-Dominion Bank	1.400	04/30/18	399,426
400,000		Toronto-Dominion Bank	1.750	07/23/18	400,881
300,000		Toronto-Dominion Bank	1.450	09/06/18	299,313
600,000		Toronto-Dominion Bank	2.625	09/10/18	608,260
700,000		Toronto-Dominion Bank	1.950	01/22/19	703,129
500,000		Toronto-Dominion Bank	2.125	07/02/19	502,439
500,000		Toronto-Dominion Bank	1.450	08/13/19	494,427
300,000		Toronto-Dominion Bank	2.250	11/05/19	301,964
300,000		Toronto-Dominion Bank	2.500	12/14/20	302,470
900,000		Toronto-Dominion Bank	2.125	04/07/21	891,941
500,000		Toronto-Dominion Bank	1.800	07/13/21	486,453
1,000,000	i	Toronto-Dominion Bank	3.625	09/15/31	979,250
250,000		Union Bank NA	2.625	09/26/18	252,592
225,000		UnionBanCal Corp	3.500	06/18/22	230,360
1,000,000		US Bancorp	1.950	11/15/18	1,006,302
500,000		US Bancorp	2.200	04/25/19	503,955
700,000		US Bancorp	2.625	01/24/22	702,564
200,000		US Bancorp	2.950	07/15/22	201,784
46

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$375,000		US Bancorp	3.700%	01/30/24	$393,552
500,000		US Bancorp	3.600	09/11/24	514,855
750,000		US Bancorp	3.100	04/27/26	736,341
500,000		US Bancorp	2.375	07/22/26	467,540
500,000		US Bank NA	1.350	01/26/18	499,393
500,000		US Bank NA	2.125	10/28/19	502,312
250,000		US Bank NA	2.000	01/24/20	250,903
500,000		US Bank NA	2.800	01/27/25	490,860
500,000		Wells Fargo Bank NA	1.800	11/28/18	501,280
500,000		Wells Fargo Bank NA	1.750	05/24/19	498,469
500,000		Wells Fargo Bank NA	2.150	12/06/19	501,810
750,000		Westpac Banking Corp	1.600	01/12/18	750,234
500,000		Westpac Banking Corp	2.250	07/30/18	503,414
1,500,000		Westpac Banking Corp	1.950	11/23/18	1,502,576
500,000		Westpac Banking Corp	2.250	01/17/19	502,977
500,000		Westpac Banking Corp	1.650	05/13/19	496,268
500,000		Westpac Banking Corp	1.600	08/19/19	494,615
75,000		Westpac Banking Corp	4.875	11/19/19	80,305
600,000		Westpac Banking Corp	2.300	05/26/20	600,283
500,000		Westpac Banking Corp	2.100	05/13/21	490,979
500,000		Westpac Banking Corp	2.000	08/19/21	488,585
400,000		Westpac Banking Corp	2.800	01/11/22	402,357
500,000		Westpac Banking Corp	2.850	05/13/26	482,541
500,000		Westpac Banking Corp	2.700	08/19/26	475,595
500,000		Westpac Banking Corp	3.350	03/08/27	498,041
950,000	i	Westpac Banking Corp	4.322	11/23/31	959,881
		TOTAL BANKS			298,875,245

CAPITAL GOODS - 0.9%
42,000		Agilent Technologies, Inc	6.500	11/01/17	43,084
100,000		Agilent Technologies, Inc	5.000	07/15/20	107,964
100,000		Agilent Technologies, Inc	3.200	10/01/22	101,106
400,000		Agilent Technologies, Inc	3.875	07/15/23	415,291
200,000		Agilent Technologies, Inc	3.050	09/22/26	190,464
250,000		Applied Materials, Inc	2.625	10/01/20	253,849
200,000		Applied Materials, Inc	4.300	06/15/21	214,979
250,000		Applied Materials, Inc	3.900	10/01/25	263,716
300,000		Applied Materials, Inc	3.300	04/01/27	300,356
250,000		Applied Materials, Inc	5.100	10/01/35	279,647
100,000		Applied Materials, Inc	5.850	06/15/41	121,867
500,000		Applied Materials, Inc	4.350	04/01/47	505,736
200,000		Arrow Electronics, Inc	5.125	03/01/21	213,683
200,000		Arrow Electronics, Inc	3.500	04/01/22	201,566
200,000		Arrow Electronics, Inc	4.000	04/01/25	201,341
200,000		Avnet, Inc	3.750	12/01/21	202,248
300,000		Avnet, Inc	4.875	12/01/22	315,083
200,000		Avnet, Inc	4.625	04/15/26	202,534
100,000		Carlisle Cos, Inc	3.750	11/15/22	100,709
300,000		Caterpillar Financial Services Corp	1.500	02/23/18	299,572
1,361,000		Caterpillar Financial Services Corp	7.150	02/15/19	1,490,107
200,000		Caterpillar Financial Services Corp	1.900	03/22/19	200,037
300,000		Caterpillar Financial Services Corp	1.350	05/18/19	296,347
300,000		Caterpillar Financial Services Corp	2.100	06/09/19	301,312
150,000		Caterpillar Financial Services Corp	2.250	12/01/19	151,152
500,000		Caterpillar Financial Services Corp	2.100	01/10/20	500,034
200,000		Caterpillar Financial Services Corp	2.000	03/05/20	199,438
47

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		Caterpillar Financial Services Corp	1.700%	08/09/21	$723,302
200,000		Caterpillar Financial Services Corp	2.750	08/20/21	201,283
700,000		Caterpillar Financial Services Corp	3.750	11/24/23	736,779
400,000		Caterpillar Financial Services Corp	3.300	06/09/24	403,456
525,000		Caterpillar Financial Services Corp	3.250	12/01/24	533,197
500,000		Caterpillar Financial Services Corp	2.400	08/09/26	473,061
200,000		Caterpillar, Inc	3.900	05/27/21	211,629
200,000		Caterpillar, Inc	3.400	05/15/24	205,355
738,000		Caterpillar, Inc	3.803	08/15/42	700,248
300,000		Caterpillar, Inc	4.300	05/15/44	305,463
100,000		Crane Co	2.750	12/15/18	101,590
300,000		CRH America, Inc	5.750	01/15/21	332,278
200,000		Cummins, Inc	3.650	10/01/23	209,256
200,000		Cummins, Inc	4.875	10/01/43	222,387
300,000		Danaher Corp	2.400	09/15/20	303,103
200,000		Danaher Corp	3.350	09/15/25	206,125
200,000		Danaher Corp	4.375	09/15/45	210,557
150,000		Deere & Co	2.600	06/08/22	150,171
218,000		Deere & Co	5.375	10/16/29	261,203
650,000		Deere & Co	3.900	06/09/42	647,013
825,000		Dover Corp	3.150	11/15/25	829,954
100,000		Dover Corp	5.375	03/01/41	117,791
200,000		Eaton Corp	5.600	05/15/18	208,320
1,075,000		Eaton Corp	2.750	11/02/22	1,067,373
150,000		Eaton Corp	4.000	11/02/32	151,838
250,000		Eaton Corp	4.150	11/02/42	245,804
1,650,000		Embraer Netherlands Finance BV	5.400	02/01/27	1,701,942
200,000		Emerson Electric Co	5.250	11/15/39	230,466
300,000		Emerson Electric Co	5.250	10/15/18	316,706
400,000		Emerson Electric Co	4.875	10/15/19	430,479
350,000		Emerson Electric Co	2.625	02/15/23	349,560
200,000		Emerson Electric Co	3.150	06/01/25	203,974
200,000		FLIR Systems, Inc	3.125	06/15/21	201,088
150,000		Flowserve Corp	3.500	09/15/22	151,187
200,000		Flowserve Corp	4.000	11/15/23	206,365
100,000	g	Fortive Corp	1.800	06/15/19	99,359
200,000	g	Fortive Corp	2.350	06/15/21	197,531
275,000	g	Fortive Corp	3.150	06/15/26	271,846
250,000	g	Fortive Corp	4.300	06/15/46	249,797
600,000		General Dynamics Corp	2.250	11/15/22	589,158
300,000		General Dynamics Corp	1.875	08/15/23	285,450
200,000		General Dynamics Corp	2.125	08/15/26	184,993
225,000		General Dynamics Corp	3.600	11/15/42	214,205
100,000		IDEX Corp	4.500	12/15/20	106,271
200,000		IDEX Corp	4.200	12/15/21	207,715
300,000		Illinois Tool Works, Inc	1.950	03/01/19	302,080
100,000		Illinois Tool Works, Inc	6.250	04/01/19	109,067
500,000		Illinois Tool Works, Inc	2.650	11/15/26	481,334
200,000		Illinois Tool Works, Inc	4.875	09/15/41	225,740
500,000		Illinois Tool Works, Inc	3.900	09/01/42	500,210
48

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$170,000		Ingersoll-Rand Global Holding Co Ltd	6.875%	08/15/18	$181,567
250,000		Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	254,088
300,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	319,456
200,000		Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	237,277
100,000		Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	100,922
100,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	101,478
800,000		John Deere Capital Corp	5.500	04/13/17	800,722
350,000		John Deere Capital Corp	1.600	07/13/18	350,390
1,000,000		John Deere Capital Corp	1.750	08/10/18	1,002,608
200,000		John Deere Capital Corp	1.650	10/15/18	200,129
200,000		John Deere Capital Corp	1.950	12/13/18	201,147
300,000		John Deere Capital Corp	1.950	01/08/19	301,634
300,000		John Deere Capital Corp	1.250	10/09/19	295,490
350,000		John Deere Capital Corp	1.700	01/15/20	347,443
200,000		John Deere Capital Corp	2.200	03/13/20	200,550
125,000		John Deere Capital Corp	2.450	09/11/20	126,021
175,000		John Deere Capital Corp	2.550	01/08/21	176,303
400,000		John Deere Capital Corp	2.800	03/04/21	408,209
200,000		John Deere Capital Corp	3.150	10/15/21	205,077
500,000		John Deere Capital Corp	2.650	01/06/22	501,750
200,000		John Deere Capital Corp	2.800	01/27/23	199,533
600,000		John Deere Capital Corp	2.800	03/06/23	601,346
300,000		John Deere Capital Corp	3.350	06/12/24	307,960
125,000		John Deere Capital Corp	3.400	09/11/25	128,443
300,000		Johnson Controls International plc	1.400	11/02/17	299,396
160,000		Johnson Controls International plc	4.250	03/01/21	169,024
300,000	i	Johnson Controls International plc (Step Bond)	3.625	07/02/24	306,280
300,000		Johnson Controls International plc	3.900	02/14/26	311,404
270,000		Johnson Controls International plc	6.000	01/15/36	321,935
325,000	i	Johnson Controls International plc (Step Bond)	4.625	07/02/44	333,353
200,000		Johnson Controls International plc	5.125	09/14/45	221,095
125,000		Johnson Controls International plc	4.500	02/15/47	127,067
100,000	i	Johnson Controls International plc (Step Bond)	4.950	07/02/64	101,885
200,000		Kennametal, Inc	2.650	11/01/19	199,990
150,000		Kennametal, Inc	3.875	02/15/22	149,544
200,000		KLA-Tencor Corp	4.125	11/01/21	209,371
200,000		KLA-Tencor Corp	4.650	11/01/24	212,932
200,000		Lam Research Corp	2.750	03/15/20	202,301
400,000		Lam Research Corp	2.800	06/15/21	401,330
200,000		Lam Research Corp	3.800	03/15/25	200,750
100,000		Legrand France S.A.	8.500	02/15/25	129,778
100,000		Lennox International, Inc	3.000	11/15/23	98,267
1,075,000		Lockheed Martin Corp	2.500	11/23/20	1,082,277
500,000		Lockheed Martin Corp	3.100	01/15/23	506,775
300,000		Lockheed Martin Corp	2.900	03/01/25	292,781
1,200,000		Lockheed Martin Corp	3.550	01/15/26	1,218,101
300,000		Lockheed Martin Corp	3.600	03/01/35	285,928
500,000		Lockheed Martin Corp	4.500	05/15/36	530,891
350,000		Lockheed Martin Corp	4.850	09/15/41	380,273
1,108,000		Lockheed Martin Corp	4.070	12/15/42	1,087,368
500,000		Lockheed Martin Corp	4.700	05/15/46	541,416
300,000		Mosaic Co	4.250	11/15/23	310,791
300,000		Mosaic Co	5.450	11/15/33	314,640
100,000		Mosaic Co	4.875	11/15/41	92,722
300,000		Mosaic Co	5.625	11/15/43	308,813
49

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		Parker-Hannifin Corp	3.500%	09/15/22	$261,307
300,000		Parker-Hannifin Corp	3.300	11/21/24	305,025
175,000	g	Parker-Hannifin Corp	3.250	03/01/27	174,290
200,000		Parker-Hannifin Corp	4.200	11/21/34	205,687
200,000		Parker-Hannifin Corp	4.450	11/21/44	211,067
350,000	g	Parker-Hannifin Corp	4.100	03/01/47	352,690
200,000		Pentair Finance S.A.	3.625	09/15/20	205,347
100,000		Pentair Finance S.A.	3.150	09/15/22	99,289
775,000		Precision Castparts Corp	2.500	01/15/23	764,696
300,000		Precision Castparts Corp	3.250	06/15/25	302,939
400,000		Precision Castparts Corp	4.200	06/15/35	409,199
100,000		Precision Castparts Corp	3.900	01/15/43	98,089
50,000		Raytheon Co	4.400	02/15/20	53,474
450,000		Raytheon Co	3.125	10/15/20	464,966
1,000,000		Raytheon Co	2.500	12/15/22	995,844
300,000		Raytheon Co	3.150	12/15/24	306,038
200,000		Raytheon Co	7.200	08/15/27	267,133
100,000		Raytheon Co	4.700	12/15/41	110,774
150,000		Raytheon Co	4.200	12/15/44	156,015
300,000		Reliance Steel & Aluminum Co	4.500	04/15/23	313,031
700,000		Rockwell Automation, Inc	2.050	03/01/20	697,418
100,000	h	Rockwell Collins, Inc	1.950	07/15/19	100,065
500,000	h	Rockwell Collins, Inc	2.800	03/15/22	501,160
125,000		Rockwell Collins, Inc	3.700	12/15/23	128,908
500,000	h	Rockwell Collins, Inc	3.200	03/15/24	498,912
325,000	h	Rockwell Collins, Inc	3.500	03/15/27	325,102
125,000		Rockwell Collins, Inc	4.800	12/15/43	133,757
150,000	h	Rockwell Collins, Inc	4.350	04/15/47	149,944
125,000		Roper Industries, Inc	2.050	10/01/18	125,387
100,000		Roper Industries, Inc	6.250	09/01/19	109,363
200,000		Roper Industries, Inc	3.125	11/15/22	201,732
200,000		Roper Technologies, Inc	3.000	12/15/20	203,731
100,000		Roper Technologies, Inc	2.800	12/15/21	100,102
200,000		Roper Technologies, Inc	3.850	12/15/25	202,922
1,100,000		Roper Technologies, Inc	3.800	12/15/26	1,104,709
200,000		Snap-on, Inc	3.250	03/01/27	202,117
200,000		Spirit AeroSystems, Inc	3.850	06/15/26	199,831
200,000		Stanley Black & Decker, Inc	1.622	11/17/18	199,211
200,000		Stanley Black & Decker, Inc	2.451	11/17/18	202,071
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	259,480
600,000		Stanley Black & Decker, Inc	2.900	11/01/22	606,055
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	111,465
150,000		Textron, Inc	4.000	03/15/26	152,783
500,000		Textron, Inc	3.650	03/15/27	496,496
250,000		Timken Co	3.875	09/01/24	245,800
200,000		Trinity Industries, Inc	4.550	10/01/24	199,742
200,000		Tupperware Brands Corp	4.750	06/01/21	213,136
500,000	i	United Technologies Corp (Step Bond)	1.778	05/04/18	499,836
500,000		United Technologies Corp	1.500	11/01/19	496,494
500,000		United Technologies Corp	1.950	11/01/21	490,084
1,325,000		United Technologies Corp	3.100	06/01/22	1,363,526
1,000,000		United Technologies Corp	2.650	11/01/26	963,846
145,000		United Technologies Corp	5.700	04/15/40	176,501
1,650,000		United Technologies Corp	4.500	06/01/42	1,744,684
1,000,000		United Technologies Corp	4.150	05/15/45	1,001,981
50

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$375,000		United Technologies Corp	3.750%	11/01/46	$351,963
300,000	g	Wabtec Corp	3.450	11/15/26	291,701
300,000		WW Grainger, Inc	4.600	06/15/45	323,661
200,000		WW Grainger, Inc	3.750	05/15/46	189,800
300,000		Xylem, Inc	4.875	10/01/21	325,665
100,000		Xylem, Inc	3.250	11/01/26	98,735
100,000		Xylem, Inc	4.375	11/01/46	99,015
		TOTAL CAPITAL GOODS			65,892,093

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
355,000		21st Century Fox America, Inc	7.250	05/18/18	376,059
200,000		21st Century Fox America, Inc	4.000	10/01/23	209,049
200,000		21st Century Fox America, Inc	3.700	09/15/24	204,477
700,000		21st Century Fox America, Inc	3.700	10/15/25	710,331
100,000		21st Century Fox America, Inc	3.375	11/15/26	97,932
1,325,000		21st Century Fox America, Inc	6.200	12/15/34	1,561,895
1,000,000		21st Century Fox America, Inc	6.150	02/15/41	1,188,000
225,000		21st Century Fox America, Inc	5.400	10/01/43	245,492
500,000		21st Century Fox America, Inc	4.750	09/15/44	504,838
300,000		21st Century Fox America, Inc	4.950	10/15/45	310,414
200,000		21st Century Fox America, Inc	4.750	11/15/46	200,409
175,000		Air Lease Corp	2.125	01/15/18	175,329
200,000		Air Lease Corp	2.625	09/04/18	201,665
600,000		Air Lease Corp	3.375	01/15/19	613,868
200,000		Air Lease Corp	2.125	01/15/20	198,467
200,000		Air Lease Corp	3.875	04/01/21	207,311
200,000		Air Lease Corp	3.375	06/01/21	203,859
500,000		Air Lease Corp	3.750	02/01/22	514,928
500,000		Air Lease Corp	3.625	04/01/27	485,920
500,000		Daimler Finance North America LLC	8.500	01/18/31	754,842
400,000		eBay, Inc	2.500	03/09/18	403,044
300,000		eBay, Inc	2.200	08/01/19	300,971
200,000		eBay, Inc	3.250	10/15/20	206,090
300,000		eBay, Inc	2.875	08/01/21	303,138
800,000		eBay, Inc	2.600	07/15/22	788,718
400,000		eBay, Inc	3.450	08/01/24	400,188
200,000		eBay, Inc	4.000	07/15/42	169,991
150,000		Equifax, Inc	2.300	06/01/21	147,687
200,000		Equifax, Inc	3.300	12/15/22	202,757
200,000		Equifax, Inc	3.250	06/01/26	193,408
300,000		Fluor Corp	3.500	12/15/24	307,432
200,000		Fortune Brands Home & Security, Inc	3.000	06/15/20	202,404
200,000		Fortune Brands Home & Security, Inc	4.000	06/15/25	206,749
500,000		Howard Hughes Medical Institute	3.500	09/01/23	523,663
200,000		Mastercard, Inc	2.000	11/21/21	198,225
200,000		Mastercard, Inc	2.950	11/21/26	199,062
200,000		Mastercard, Inc	3.800	11/21/46	196,913
500,000		MasterCard, Inc	3.375	04/01/24	516,994
200,000		Moody’s Corp	2.750	07/15/19	202,588
400,000		Moody’s Corp	2.750	12/15/21	399,738
400,000		Moody’s Corp	4.875	02/15/24	436,474
200,000		Moody’s Corp	5.250	07/15/44	222,999
100,000		Partners Healthcare System, Inc	4.117	07/01/55	95,303
329,000		Reed Elsevier Capital, Inc	3.125	10/15/22	328,274
51

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$63,000	Republic Services, Inc	5.500%	09/15/19	$68,156
615,000	Republic Services, Inc	5.000	03/01/20	664,164
580,000	Republic Services, Inc	5.250	11/15/21	646,097
250,000	Republic Services, Inc	3.550	06/01/22	259,270
750,000	Republic Services, Inc	3.200	03/15/25	747,120
400,000	Republic Services, Inc	2.900	07/01/26	386,398
300,000	S&P Global, Inc	2.500	08/15/18	302,351
300,000	S&P Global, Inc	3.300	08/14/20	306,447
300,000	S&P Global, Inc	4.000	06/15/25	308,313
925,000	S&P Global, Inc	4.400	02/15/26	981,617
500,000	Svensk Exportkredit AB	2.375	03/09/22	503,277
345,000	Thomson Reuters Corp	6.500	07/15/18	365,010
600,000	Thomson Reuters Corp	4.300	11/23/23	633,744
200,000	Thomson Reuters Corp	3.350	05/15/26	194,770
145,000	Thomson Reuters Corp	5.850	04/15/40	161,766
400,000	Thomson Reuters Corp	4.500	05/23/43	376,120
200,000	Thomson Reuters Corp	5.650	11/23/43	221,988
1,000,000	VEREIT Operating Partnership LP	4.125	06/01/21	1,023,570
1,500,000	Visa, Inc	2.200	12/14/20	1,505,699
600,000	Visa, Inc	2.800	12/14/22	605,139
1,925,000	Visa, Inc	3.150	12/14/25	1,931,462
1,800,000	Visa, Inc	4.300	12/14/45	1,889,343
310,000	Waste Management, Inc	4.600	03/01/21	333,843
850,000	Waste Management, Inc	2.900	09/15/22	864,542
100,000	Waste Management, Inc	2.400	05/15/23	98,192
1,000,000	Waste Management, Inc	3.500	05/15/24	1,033,266
100,000	Waste Management, Inc	3.900	03/01/35	99,512
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			32,629,071

CONSUMER DURABLES & APPAREL - 0.1%
400,000	DR Horton, Inc	3.750	03/01/19	409,901
500,000	DR Horton, Inc	4.375	09/15/22	526,215
200,000	Hasbro, Inc	3.150	05/15/21	203,634
100,000	Hasbro, Inc	6.350	03/15/40	117,096
200,000	Hasbro, Inc	5.100	05/15/44	203,523
200,000	Leggett & Platt, Inc	3.400	08/15/22	199,475
1,000,000	Masco Corp	4.450	04/01/25	1,043,740
200,000	Mattel, Inc	2.350	05/06/19	200,383
300,000	Mattel, Inc	2.350	08/15/21	293,151
100,000	Mattel, Inc	5.450	11/01/41	101,878
100,000	Mohawk Industries, Inc	3.850	02/01/23	102,454
100,000	Newell Rubbermaid, Inc	2.150	10/15/18	100,416
169,000	Newell Rubbermaid, Inc	2.600	03/29/19	171,076
300,000	Newell Rubbermaid, Inc	2.875	12/01/19	305,300
250,000	Newell Rubbermaid, Inc	3.150	04/01/21	255,745
200,000	Newell Rubbermaid, Inc	4.000	06/15/22	207,944
350,000	Newell Rubbermaid, Inc	3.850	04/01/23	362,268
200,000	Newell Rubbermaid, Inc	4.000	12/01/24	206,539
100,000	Newell Rubbermaid, Inc	3.900	11/01/25	102,533
425,000	Newell Rubbermaid, Inc	4.200	04/01/26	442,272
350,000	Newell Rubbermaid, Inc	5.375	04/01/36	392,872
750,000	Newell Rubbermaid, Inc	5.500	04/01/46	852,179
300,000	NIKE, Inc	2.250	05/01/23	295,252
200,000	NIKE, Inc	2.375	11/01/26	187,004
52

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	NIKE, Inc	3.625%	05/01/43	$277,781
500,000	NIKE, Inc	3.875	11/01/45	482,037
200,000	NIKE, Inc	3.375	11/01/46	176,910
150,000	NVR, Inc	3.950	09/15/22	155,191
200,000	Ralph Lauren Corp	2.125	09/26/18	201,417
200,000	Ralph Lauren Corp	2.625	08/18/20	201,704
200,000	Signet UK Finance plc	4.700	06/15/24	193,588
220,000	VF Corp	6.450	11/01/37	285,076
150,000	Whirlpool Corp	4.700	06/01/22	162,855
100,000	Whirlpool Corp	3.700	03/01/23	102,966
100,000	Whirlpool Corp	4.000	03/01/24	104,496
200,000	Whirlpool Corp	4.500	06/01/46	199,089
	TOTAL CONSUMER DURABLES & APPAREL			9,825,960

CONSUMER SERVICES - 0.3%
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	106,619
300,000	Board of Trustees of The Leland Stanford Junior University	3.460	05/01/47	286,093
200,000	California Institute of Technology	4.321	08/01/45	214,024
500,000	Catholic Health Initiatives	2.950	11/01/22	483,433
100,000	Children’s Hospital Corp	4.115	01/01/47	101,174
400,000	Cintas Corp No 2	2.900	04/01/22	404,619
400,000	Cintas Corp No 2	3.700	04/01/27	408,683
100,000	Darden Restaurants, Inc	6.800	10/15/37	120,049
45,000	Dartmouth College	4.750	06/01/19	47,854
115,000	Duke University	3.299	10/01/46	101,877
200,000	Dun & Bradstreet Corp	4.250	06/15/20	207,711
100,000	George Washington University	3.485	09/15/22	102,912
300,000	George Washington University	4.300	09/15/44	298,124
200,000	George Washington University	4.868	09/15/45	216,010
200,000	Hyatt Hotels Corp	3.375	07/15/23	201,457
100,000	Hyatt Hotels Corp	4.850	03/15/26	107,015
19,000	Johns Hopkins University	5.250	07/01/19	20,375
200,000	Marriott International, Inc	3.000	03/01/19	203,352
200,000	Marriott International, Inc	3.375	10/15/20	206,261
300,000	Marriott International, Inc	2.875	03/01/21	303,289
200,000	Marriott International, Inc	3.125	10/15/21	203,556
200,000	Marriott International, Inc	2.300	01/15/22	195,477
200,000	Marriott International, Inc	3.250	09/15/22	201,739
200,000	Marriott International, Inc	3.750	03/15/25	203,239
200,000	Marriott International, Inc	3.125	06/15/26	192,692
250,000	Massachusetts Institute of Technology	5.600	07/01/11	308,611
200,000	Massachusetts Institute of Technology	4.678	07/01/14	206,495
300,000	Massachusetts Institute of Technology	3.885	07/01/16	259,618
500,000	McDonald’s Corp	2.100	12/07/18	502,958
300,000	McDonald’s Corp	1.875	05/29/19	301,033
250,000	McDonald’s Corp	2.200	05/26/20	250,333
720,000	McDonald’s Corp	3.500	07/15/20	753,501
500,000	McDonald’s Corp	2.750	12/09/20	506,651
550,000	McDonald’s Corp	2.625	01/15/22	549,453
1,000,000	McDonald’s Corp	3.700	01/30/26	1,022,697
500,000	McDonald’s Corp	4.700	12/09/35	523,807
500,000	McDonald’s Corp	3.625	05/01/43	438,621
250,000	McDonald’s Corp	4.600	05/26/45	255,017
1,000,000	McDonald’s Corp	4.875	12/09/45	1,063,296
53

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	McDonald’s Corp	4.450%	03/01/47	$501,514
200,000	Northwestern University	3.688	12/01/38	198,862
200,000	Northwestern University	3.868	12/01/48	204,997
750,000	President and Fellows of Harvard College	3.619	10/01/37	750,166
200,000	President and Fellows of Harvard College	3.150	07/15/46	184,574
200,000	President and Fellows of Harvard College	3.300	07/15/56	184,779
100,000	Princeton University	4.950	03/01/19	106,119
220,000	Princeton University	5.700	03/01/39	293,753
200,000	Trinity Acquisition plc	3.500	09/15/21	203,308
200,000	Trinity Acquisition plc	4.400	03/15/26	204,984
200,000	Trustees of Dartmouth College	3.474	06/01/46	188,863
200,000	University of Notre Dame du Lac	3.438	02/15/45	191,647
500,000	Walt Disney Co	1.850	05/30/19	502,379
1,400,000	Walt Disney Co	1.950	03/04/20	1,402,972
200,000	Walt Disney Co	2.150	09/17/20	201,110
300,000	Walt Disney Co	2.300	02/12/21	302,312
850,000	Walt Disney Co	2.550	02/15/22	855,849
700,000	Walt Disney Co	3.150	09/17/25	714,052
300,000	Walt Disney Co	3.000	02/13/26	300,050
300,000	Walt Disney Co	1.850	07/30/26	271,173
100,000	Walt Disney Co	4.375	08/16/41	105,464
200,000	Walt Disney Co	3.700	12/01/42	191,672
800,000	Walt Disney Co	4.125	06/01/44	823,578
100,000	Walt Disney Co	3.000	07/30/46	84,189
200,000	Wesleyan University	4.781	07/01/16	185,130
200,000	William Marsh Rice University	3.574	05/15/45	192,599
200,000	William Marsh Rice University	3.774	05/15/55	190,054
200,000	Wyndham Worldwide Corp	4.250	03/01/22	208,222
200,000	Wyndham Worldwide Corp	3.900	03/01/23	201,963
200,000	Wyndham Worldwide Corp	5.100	10/01/25	212,805
200,000	Wyndham Worldwide Corp	4.500	04/01/27	201,484
200,000	Yale University	2.086	04/15/19	202,023
	TOTAL CONSUMER SERVICES			22,642,371

DIVERSIFIED FINANCIALS - 3.2%
150,000	ABN Amro Bank NV	4.650	06/04/18	153,511
3,500,000	AerCap Ireland Capital Ltd	5.000	10/01/21	3,746,137
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	208,485
20,000	Ahold Finance USA LLC	6.875	05/01/29	24,858
190,000	American Express Co	7.000	03/19/18	199,508
1,300,000	American Express Co	1.550	05/22/18	1,298,254
300,000	American Express Co	3.625	12/05/24	301,660
829,000	American Express Co	4.050	12/03/42	812,614
1,175,000	American Express Credit Corp	2.125	07/27/18	1,181,244
500,000	American Express Credit Corp	1.800	07/31/18	500,492
750,000	American Express Credit Corp	2.125	03/18/19	753,619
500,000	American Express Credit Corp	2.250	08/15/19	503,894
300,000	American Express Credit Corp	1.700	10/30/19	298,142
300,000	American Express Credit Corp	2.200	03/03/20	300,849
575,000	American Express Credit Corp	2.375	05/26/20	578,326
500,000	American Express Credit Corp	2.600	09/14/20	505,228
300,000	American Express Credit Corp	2.700	03/03/22	299,694
500,000	American Honda Finance Corp	1.600	07/13/18	500,856
300,000	American Honda Finance Corp	2.125	10/10/18	302,280
54

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	American Honda Finance Corp	1.500%	11/19/18	$199,390
200,000	American Honda Finance Corp	1.700	02/22/19	199,767
300,000	American Honda Finance Corp	1.200	07/12/19	295,935
500,000	American Honda Finance Corp	2.250	08/15/19	504,323
200,000	American Honda Finance Corp	2.000	02/14/20	200,621
700,000	American Honda Finance Corp	2.150	03/13/20	701,507
300,000	American Honda Finance Corp	2.450	09/24/20	302,836
300,000	American Honda Finance Corp	1.650	07/12/21	290,692
200,000	American Honda Finance Corp	1.700	09/09/21	194,170
200,000	American Honda Finance Corp	2.900	02/16/24	199,589
100,000	American Honda Finance Corp	2.300	09/09/26	92,964
295,000	Ameriprise Financial, Inc	5.300	03/15/20	320,457
400,000	Ameriprise Financial, Inc	4.000	10/15/23	422,850
300,000	Ameriprise Financial, Inc	3.700	10/15/24	309,357
200,000	Ameriprise Financial, Inc	2.875	09/15/26	192,135
300,000	Ares Capital Corp	4.875	11/30/18	311,241
150,000	Ares Capital Corp	3.875	01/15/20	152,980
200,000	Ares Capital Corp	3.625	01/19/22	198,270
500,000	Bank of New York Mellon Corp	1.300	01/25/18	499,512
1,000,000	Bank of New York Mellon Corp	2.300	09/11/19	1,009,384
1,000,000	Bank of New York Mellon Corp	2.150	02/24/20	1,003,990
300,000	Bank of New York Mellon Corp	2.600	08/17/20	303,825
500,000	Bank of New York Mellon Corp	2.450	11/27/20	502,735
375,000	Bank of New York Mellon Corp	2.500	04/15/21	375,947
300,000	Bank of New York Mellon Corp	2.050	05/03/21	296,015
500,000	Bank of New York Mellon Corp	3.550	09/23/21	520,758
750,000	Bank of New York Mellon Corp	2.600	02/07/22	750,646
500,000	Bank of New York Mellon Corp	2.200	08/16/23	479,957
250,000	Bank of New York Mellon Corp	3.650	02/04/24	259,281
800,000	Bank of New York Mellon Corp	3.250	09/11/24	807,854
500,000	Bank of New York Mellon Corp	3.000	02/24/25	494,543
500,000	Bank of New York Mellon Corp	2.800	05/04/26	484,288
500,000	Bank of New York Mellon Corp	2.450	08/17/26	468,226
100,000	Bank of New York Mellon Corp	3.000	10/30/28	95,136
500,000	Barclays Bank plc	5.140	10/14/20	534,836
300,000	Berkshire Hathaway, Inc	2.100	08/14/19	302,908
750,000	Berkshire Hathaway, Inc	2.200	03/15/21	750,490
200,000	Berkshire Hathaway, Inc	3.750	08/15/21	212,294
300,000	Berkshire Hathaway, Inc	3.000	02/11/23	305,404
750,000	Berkshire Hathaway, Inc	2.750	03/15/23	750,083
750,000	Berkshire Hathaway, Inc	3.125	03/15/26	749,203
800,000	Berkshire Hathaway, Inc	4.500	02/11/43	856,784
790,000	BlackRock, Inc	5.000	12/10/19	855,217
125,000	BlackRock, Inc	3.375	06/01/22	129,939
500,000	BlackRock, Inc	3.500	03/18/24	521,154
200,000	BlackRock, Inc	3.200	03/15/27	200,064
200,000	Block Financial LLC	5.500	11/01/22	212,801
200,000	Block Financial LLC	5.250	10/01/25	207,556
1,000,000	BNP Paribas S.A.	2.700	08/20/18	1,010,405
300,000	BNP Paribas S.A.	2.400	12/12/18	301,730
500,000	BNP Paribas S.A.	2.450	03/17/19	503,506
825,000	BNP Paribas S.A.	2.375	05/21/20	824,267
700,000	BNP Paribas S.A.	5.000	01/15/21	757,703
300,000	BNP Paribas S.A.	3.250	03/03/23	302,153
55

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	BNP Paribas S.A.	4.250%	10/15/24	$506,261
200,000	Broadridge Financial Solutions, Inc	3.950	09/01/20	209,381
200,000	Broadridge Financial Solutions, Inc	3.400	06/27/26	194,941
300,000	Brookfield Asset Management, Inc	4.000	01/15/25	301,990
500,000	Capital One Financial Corp	3.050	03/09/22	499,310
500,000	Capital One Financial Corp	3.750	04/24/24	508,456
200,000	Capital One Financial Corp	3.200	02/05/25	193,640
500,000	Capital One Financial Corp	4.200	10/29/25	501,946
300,000	Capital One Financial Corp	3.750	07/28/26	290,183
500,000	Capital One Financial Corp	3.750	03/09/27	496,927
200,000	CBOE Holdings, Inc	3.650	01/12/27	201,048
500,000	Celanese US Holdings LLC	4.625	11/15/22	529,792
100,000	Charles Schwab Corp	4.450	07/22/20	107,103
200,000	Charles Schwab Corp	3.000	03/10/25	197,695
500,000	Charles Schwab Corp	3.200	03/02/27	497,317
350,000	CME Group, Inc	3.000	09/15/22	357,249
300,000	CME Group, Inc	3.000	03/15/25	300,088
200,000	CME Group, Inc	5.300	09/15/43	238,800
750,000	Credit Suisse	1.700	04/27/18	748,976
2,250,000	Credit Suisse	2.300	05/28/19	2,257,870
2,250,000	Credit Suisse	5.400	01/14/20	2,413,951
1,000,000	Credit Suisse	3.625	09/09/24	1,015,024
750,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	754,054
1,000,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	1,013,140
450,000	Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	456,408
475,000	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	476,758
1,050,000	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,032,877
750,000	Credit Suisse Group Funding Guernsey Ltd	4.550	04/17/26	775,088
1,250,000	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,271,557
1,850,000	Diageo Investment Corp	2.875	05/11/22	1,883,261
100,000	Diageo Investment Corp	4.250	05/11/42	102,184
100,000	Discover Financial Services	5.200	04/27/22	107,874
200,000	Discover Financial Services	3.950	11/06/24	200,289
17,000	Eaton Vance Corp	6.500	10/02/17	17,414
300,000	Eaton Vance Corp	3.625	06/15/23	306,536
1,000,000	Ford Motor Credit Co LLC	5.000	05/15/18	1,033,127
1,500,000	Ford Motor Credit Co LLC	2.240	06/15/18	1,505,049
400,000	Ford Motor Credit Co LLC	2.875	10/01/18	404,709
400,000	Ford Motor Credit Co LLC	2.943	01/08/19	405,435
500,000	Ford Motor Credit Co LLC	2.375	03/12/19	501,707
300,000	Ford Motor Credit Co LLC	2.262	03/28/19	300,720
300,000	Ford Motor Credit Co LLC	2.021	05/03/19	298,537
300,000	Ford Motor Credit Co LLC	1.897	08/12/19	297,113
500,000	Ford Motor Credit Co LLC	2.597	11/04/19	502,656
300,000	Ford Motor Credit Co LLC	2.681	01/09/20	301,964
1,000,000	Ford Motor Credit Co LLC	2.459	03/27/20	996,502
300,000	Ford Motor Credit Co LLC	3.200	01/15/21	303,186
1,550,000	Ford Motor Credit Co LLC	3.336	03/18/21	1,567,382
500,000	Ford Motor Credit Co LLC	5.875	08/02/21	556,006
350,000	Ford Motor Credit Co LLC	3.219	01/09/22	352,102
300,000	Ford Motor Credit Co LLC	3.339	03/28/22	301,017
450,000	Ford Motor Credit Co LLC	3.096	05/04/23	438,624
200,000	Ford Motor Credit Co LLC	3.810	01/09/24	200,003
56

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Ford Motor Credit Co LLC	3.664%	09/08/24	$983,375
925,000	Ford Motor Credit Co LLC	4.134	08/04/25	929,423
500,000	Ford Motor Credit Co LLC	4.389	01/08/26	509,568
150,000	Franklin Resources, Inc	2.800	09/15/22	150,578
200,000	Franklin Resources, Inc	2.850	03/30/25	194,449
200,000	FS Investment Corp	4.250	01/15/20	201,494
2,452,000	GE Capital International Funding Co	2.342	11/15/20	2,461,462
2,443,000	GE Capital International Funding Co	3.373	11/15/25	2,506,894
3,444,000	GE Capital International Funding Co	4.418	11/15/35	3,637,040
800,000	General Electric Capital Corp	2.300	04/27/17	800,510
1,500,000	General Electric Capital Corp	2.300	01/14/19	1,518,919
200,000	General Electric Capital Corp	2.100	12/11/19	201,863
181,000	General Electric Capital Corp	5.500	01/08/20	198,353
250,000	General Electric Capital Corp	2.200	01/09/20	252,672
532,000	General Electric Capital Corp	4.375	09/16/20	571,728
72,000	General Electric Capital Corp	4.625	01/07/21	78,102
86,000	General Electric Capital Corp	5.300	02/11/21	95,213
200,000	General Electric Capital Corp	4.650	10/17/21	219,511
544,000	General Electric Capital Corp	3.150	09/07/22	561,719
144,000	General Electric Capital Corp	3.100	01/09/23	147,988
1,503,000	General Electric Capital Corp	3.450	05/15/24	1,564,225
752,000	General Electric Capital Corp	6.750	03/15/32	1,013,673
344,000	General Electric Capital Corp	5.875	01/14/38	433,905
352,000	General Electric Capital Corp	6.875	01/10/39	499,036
1,500,000	General Motors Financial Co, Inc	3.100	01/15/19	1,524,088
500,000	General Motors Financial Co, Inc	2.400	05/09/19	501,033
1,000,000	General Motors Financial Co, Inc	2.350	10/04/19	1,001,166
200,000	General Motors Financial Co, Inc	3.200	07/13/20	203,419
700,000	General Motors Financial Co, Inc	3.700	11/24/20	720,625
500,000	General Motors Financial Co, Inc	4.200	03/01/21	521,871
875,000	General Motors Financial Co, Inc	3.200	07/06/21	878,234
750,000	General Motors Financial Co, Inc	3.450	01/14/22	756,743
2,500,000	General Motors Financial Co, Inc	3.450	04/10/22	2,512,245
825,000	General Motors Financial Co, Inc	3.700	05/09/23	831,206
300,000	General Motors Financial Co, Inc	4.300	07/13/25	304,641
225,000	General Motors Financial Co, Inc	5.250	03/01/26	241,720
400,000	General Motors Financial Co, Inc	4.000	10/06/26	394,168
500,000	General Motors Financial Co, Inc	4.350	01/17/27	504,095
750,000	Goldman Sachs Group, Inc	2.900	07/19/18	759,308
1,500,000	Goldman Sachs Group, Inc	2.625	01/31/19	1,516,803
200,000	Goldman Sachs Group, Inc	2.000	04/25/19	199,614
1,500,000	Goldman Sachs Group, Inc	2.550	10/23/19	1,513,527
1,000,000	Goldman Sachs Group, Inc	2.300	12/13/19	1,000,505
2,505,000	Goldman Sachs Group, Inc	5.375	03/15/20	2,712,279
950,000	Goldman Sachs Group, Inc	2.600	04/23/20	955,241
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,271,897
425,000	Goldman Sachs Group, Inc	2.750	09/15/20	428,465
500,000	Goldman Sachs Group, Inc	2.600	12/27/20	500,024
500,000	Goldman Sachs Group, Inc	2.875	02/25/21	503,640
150,000	Goldman Sachs Group, Inc	2.625	04/25/21	149,575
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,425,852
500,000	Goldman Sachs Group, Inc	2.350	11/15/21	490,005
2,325,000	Goldman Sachs Group, Inc	5.750	01/24/22	2,618,229
1,250,000	Goldman Sachs Group, Inc	3.000	04/26/22	1,251,256
57

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,800,000	Goldman Sachs Group, Inc	3.625%	01/22/23	$1,845,005
1,500,000	Goldman Sachs Group, Inc	4.000	03/03/24	1,556,226
500,000	Goldman Sachs Group, Inc	3.850	07/08/24	512,123
3,050,000	Goldman Sachs Group, Inc	3.500	01/23/25	3,037,980
600,000	Goldman Sachs Group, Inc	3.750	05/22/25	606,047
250,000	Goldman Sachs Group, Inc	4.250	10/21/25	254,803
800,000	Goldman Sachs Group, Inc	3.750	02/25/26	805,053
1,050,000	Goldman Sachs Group, Inc	3.500	11/16/26	1,027,941
3,000,000	Goldman Sachs Group, Inc	3.850	01/26/27	3,013,710
65,000	Goldman Sachs Group, Inc	6.450	05/01/36	77,638
2,150,000	Goldman Sachs Group, Inc	6.250	02/01/41	2,699,364
1,075,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,136,786
1,075,000	Goldman Sachs Group, Inc	5.150	05/22/45	1,127,311
1,075,000	Goldman Sachs Group, Inc	4.750	10/21/45	1,133,871
1,282,000	HSBC Finance Corp	6.676	01/15/21	1,449,060
500,000	Intercontinental Exchange, Inc	2.750	12/01/20	507,921
500,000	Intercontinental Exchange, Inc	3.750	12/01/25	516,181
200,000	IntercontinentalExchange Group, Inc	2.500	10/15/18	202,555
200,000	IntercontinentalExchange Group, Inc	4.000	10/15/23	211,510
1,710,000	International Lease Finance Corp	3.875	04/15/18	1,743,408
125,000	Invesco Finance plc	3.125	11/30/22	125,781
200,000	Invesco Finance plc	4.000	01/30/24	209,763
200,000	Invesco Finance plc	3.750	01/15/26	205,656
200,000	Invesco Finance plc	5.375	11/30/43	225,179
300,000	Janus Capital Group, Inc	4.875	08/01/25	318,545
200,000	Jefferies Group LLC	4.850	01/15/27	204,136
825,000	Jefferies Group, Inc	8.500	07/15/19	934,496
500,000	Jefferies Group, Inc	6.875	04/15/21	570,746
600,000	Jefferies Group, Inc	6.450	06/08/27	678,651
700,000	Korea Finance Corp	2.250	08/07/17	701,281
500,000	Korea Finance Corp	2.875	08/22/18	506,781
250,000	Lazard Group LLC	4.250	11/14/20	262,903
150,000	Lazard Group LLC	3.750	02/13/25	149,097
200,000	Lazard Group LLC	3.625	03/01/27	195,124
400,000	Legg Mason, Inc	5.625	01/15/44	408,088
1,050,000	Merrill Lynch & Co, Inc	6.875	04/25/18	1,104,855
1,500,000	Merrill Lynch & Co, Inc	6.110	01/29/37	1,752,011
550,000	Morgan Stanley	5.550	04/27/17	551,465
325,000	Morgan Stanley	1.875	01/05/18	325,504
600,000	Morgan Stanley	2.125	04/25/18	602,298
500,000	Morgan Stanley	2.200	12/07/18	502,016
1,450,000	Morgan Stanley	2.500	01/24/19	1,464,301
500,000	Morgan Stanley	2.450	02/01/19	504,598
796,000	Morgan Stanley	7.300	05/13/19	879,839
4,000,000	Morgan Stanley	2.375	07/23/19	4,024,308
300,000	Morgan Stanley	5.625	09/23/19	323,906
590,000	Morgan Stanley	5.500	01/26/20	640,060
700,000	Morgan Stanley	2.650	01/27/20	706,600
1,000,000	Morgan Stanley	2.800	06/16/20	1,012,005
1,200,000	Morgan Stanley	5.500	07/28/21	1,330,613
1,250,000	Morgan Stanley	2.625	11/17/21	1,240,100
2,500,000	Morgan Stanley	4.875	11/01/22	2,702,778
2,850,000	Morgan Stanley	4.100	05/22/23	2,943,055
1,000,000	Morgan Stanley	3.875	04/29/24	1,029,050
1,100,000	Morgan Stanley	3.700	10/23/24	1,115,809
58

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$650,000		Morgan Stanley	4.000%	07/23/25	$670,504
750,000		Morgan Stanley	5.000	11/24/25	805,260
775,000		Morgan Stanley	3.125	07/27/26	740,312
325,000		Morgan Stanley	4.350	09/08/26	330,749
2,250,000		Morgan Stanley	3.625	01/20/27	2,232,594
1,600,000		Morgan Stanley	3.950	04/23/27	1,584,245
600,000		Morgan Stanley	7.250	04/01/32	814,263
1,750,000		Morgan Stanley	4.300	01/27/45	1,732,673
1,000,000		Morgan Stanley	4.375	01/22/47	993,515
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	238,308
250,000		NASDAQ OMX Group, Inc	4.250	06/01/24	258,762
200,000		NASDAQ, Inc	3.850	06/30/26	198,905
300,000		National Rural Utilities Cooperative Finance Corp	1.650	02/08/19	299,835
125,000		National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	126,164
500,000		National Rural Utilities Cooperative Finance Corp	2.300	11/01/20	500,665
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	357,848
200,000		National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	198,118
200,000		National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	205,743
300,000		National Rural Utilities Cooperative Finance Corp	2.950	02/07/24	300,661
400,000		National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	394,815
200,000		National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	202,128
500,000	i	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	511,250
200,000	i	National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	208,309
500,000		Nomura Holdings, Inc	2.750	03/19/19	505,212
430,000		Nomura Holdings, Inc	6.700	03/04/20	478,080
800,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	801,719
1,000,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	997,046
500,000		Oesterreichische Kontrollbank AG.	1.625	03/12/19	500,043
500,000		Oesterreichische Kontrollbank AG.	1.125	04/26/19	494,642
300,000		Oesterreichische Kontrollbank AG.	1.500	10/21/20	295,215
500,000		Oesterreichische Kontrollbank AG.	2.375	10/01/21	503,752
1,000,000		PACCAR Financial Corp	1.950	02/27/20	1,001,225
500,000		Raymond James Financial, Inc	3.625	09/15/26	492,191
500,000		Sasol Financing International plc	4.500	11/14/22	505,365
150,000		State Street Corp	1.350	05/15/18	149,669
300,000		State Street Corp	2.550	08/18/20	303,988
300,000		State Street Corp	4.375	03/07/21	321,079
500,000		State Street Corp	1.950	05/19/21	491,235
400,000		State Street Corp	3.100	05/15/23	402,843
350,000		State Street Corp	3.700	11/20/23	366,413
500,000		State Street Corp	3.300	12/16/24	507,280
225,000		State Street Corp	3.550	08/18/25	231,204
500,000		State Street Corp	2.650	05/19/26	478,954
200,000		Stifel Financial Corp	3.500	12/01/20	203,874
100,000		Stifel Financial Corp	4.250	07/18/24	101,236
300,000		Synchrony Financial	2.600	01/15/19	302,322
250,000		Synchrony Financial	3.000	08/15/19	253,877
275,000		Synchrony Financial	2.700	02/03/20	276,073
300,000		Synchrony Financial	3.750	08/15/21	309,078
250,000		Synchrony Financial	4.250	08/15/24	256,043
600,000		Synchrony Financial	4.500	07/23/25	615,688
300,000		Synchrony Financial	3.700	08/04/26	290,822
300,000		Syngenta Finance NV	3.125	03/28/22	301,124
300,000		TD Ameritrade Holding Corp	2.950	04/01/22	303,669
59

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$350,000	TD Ameritrade Holding Corp	3.625%	04/01/25	$358,857
300,000	Toyota Motor Credit Corp	1.200	04/06/18	299,175
300,000	Toyota Motor Credit Corp	1.550	07/13/18	300,301
1,350,000	Toyota Motor Credit Corp	2.000	10/24/18	1,356,587
500,000	Toyota Motor Credit Corp	1.700	01/09/19	500,901
500,000	Toyota Motor Credit Corp	2.100	01/17/19	504,224
300,000	Toyota Motor Credit Corp	1.700	02/19/19	300,532
350,000	Toyota Motor Credit Corp	1.400	05/20/19	347,176
400,000	Toyota Motor Credit Corp	2.125	07/18/19	402,827
200,000	Toyota Motor Credit Corp	1.550	10/18/19	198,351
500,000	Toyota Motor Credit Corp	2.150	03/12/20	502,384
300,000	Toyota Motor Credit Corp	1.900	04/08/21	295,487
750,000	Toyota Motor Credit Corp	2.750	05/17/21	762,338
300,000	Toyota Motor Credit Corp	3.400	09/15/21	312,403
750,000	Toyota Motor Credit Corp	2.600	01/11/22	753,585
300,000	Toyota Motor Credit Corp	2.800	07/13/22	302,072
400,000	Toyota Motor Credit Corp	2.625	01/10/23	399,560
400,000	Toyota Motor Credit Corp	2.250	10/18/23	386,465
300,000	Toyota Motor Credit Corp	3.200	01/11/27	300,886
162,000	UBS AG.	5.750	04/25/18	168,812
1,750,000	UBS AG.	2.375	08/14/19	1,761,578
1,000,000	UBS AG.	2.350	03/26/20	1,003,232
250,000	Unilever Capital Corp	4.800	02/15/19	264,031
300,000	Unilever Capital Corp	2.200	03/06/19	302,682
250,000	Unilever Capital Corp	2.100	07/30/20	250,763
250,000	Unilever Capital Corp	4.250	02/10/21	268,104
300,000	Unilever Capital Corp	1.375	07/28/21	288,476
450,000	Unilever Capital Corp	3.100	07/30/25	448,557
225,000	Unilever Capital Corp	2.000	07/28/26	204,747
330,000	Unilever Capital Corp	5.900	11/15/32	423,061
425,000	Wells Fargo & Co	2.150	01/15/19	427,184
1,000,000	Wells Fargo & Co	2.150	01/30/20	1,002,002
750,000	Wells Fargo & Co	2.600	07/22/20	757,319
450,000	Wells Fargo & Co	2.550	12/07/20	452,218
1,000,000	Wells Fargo & Co	3.000	01/22/21	1,017,929
1,000,000	Wells Fargo & Co	2.500	03/04/21	997,069
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,289,968
750,000	Wells Fargo & Co	2.100	07/26/21	735,137
3,500,000	Wells Fargo & Co	3.500	03/08/22	3,625,185
750,000	Wells Fargo & Co	3.069	01/24/23	753,212
700,000	Wells Fargo & Co	3.450	02/13/23	706,297
500,000	Wells Fargo & Co	4.125	08/15/23	523,658
334,000	Wells Fargo & Co	4.480	01/16/24	355,855
2,200,000	Wells Fargo & Co	3.300	09/09/24	2,203,183
2,550,000	Wells Fargo & Co	3.000	02/19/25	2,486,110
500,000	Wells Fargo & Co	3.550	09/29/25	503,648
2,500,000	Wells Fargo & Co	3.000	04/22/26	2,393,920
650,000	Wells Fargo & Co	4.100	06/03/26	665,025
750,000	Wells Fargo & Co	3.000	10/23/26	718,010
750,000	Wells Fargo & Co	4.300	07/22/27	779,271
264,000	Wells Fargo & Co	5.375	02/07/35	305,206
725,000	Wells Fargo & Co	5.375	11/02/43	807,150
1,143,000	Wells Fargo & Co	5.606	01/15/44	1,308,670
300,000	Wells Fargo & Co	4.650	11/04/44	301,316
60

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000	Wells Fargo & Co	3.900%	05/01/45	$1,435,736
750,000	Wells Fargo & Co	4.900	11/17/45	785,198
750,000	Wells Fargo & Co	4.400	06/14/46	724,661
1,250,000	Wells Fargo & Co	4.750	12/07/46	1,277,785
	TOTAL DIVERSIFIED FINANCIALS			239,522,284

ENERGY - 2.3%
965,000	Anadarko Petroleum Corp	8.700	03/15/19	1,082,402
375,000	Anadarko Petroleum Corp	4.850	03/15/21	401,122
200,000	Anadarko Petroleum Corp	3.450	07/15/24	194,990
350,000	Anadarko Petroleum Corp	5.550	03/15/26	388,387
1,325,000	Anadarko Petroleum Corp	6.200	03/15/40	1,495,875
200,000	Anadarko Petroleum Corp	4.500	07/15/44	188,606
500,000	Anadarko Petroleum Corp	6.600	03/15/46	603,373
400,000	Apache Corp	6.900	09/15/18	427,363
1,200,000	Apache Corp	3.250	04/15/22	1,206,024
980,000	Apache Corp	5.100	09/01/40	1,008,107
300,000	Apache Corp	5.250	02/01/42	313,460
350,000	Apache Corp	4.750	04/15/43	350,396
300,000	Apache Corp	4.250	01/15/44	281,319
129,000	Baker Hughes, Inc	3.200	08/15/21	132,134
800,000	Baker Hughes, Inc	5.125	09/15/40	878,355
200,000	Boardwalk Pipelines LP	5.750	09/15/19	214,632
200,000	Boardwalk Pipelines LP	3.375	02/01/23	194,870
200,000	Boardwalk Pipelines LP	5.950	06/01/26	221,453
200,000	Boardwalk Pipelines LP	4.450	07/15/27	202,042
500,000	BP Capital Markets plc	1.375	05/10/18	498,635
300,000	BP Capital Markets plc	2.241	09/26/18	302,118
225,000	BP Capital Markets plc	1.676	05/03/19	223,872
500,000	BP Capital Markets plc	2.237	05/10/19	503,075
1,450,000	BP Capital Markets plc	2.315	02/13/20	1,461,947
300,000	BP Capital Markets plc	4.500	10/01/20	321,934
150,000	BP Capital Markets plc	4.742	03/11/21	162,854
500,000	BP Capital Markets plc	2.112	09/16/21	490,425
650,000	BP Capital Markets plc	3.561	11/01/21	676,694
1,200,000	BP Capital Markets plc	3.245	05/06/22	1,229,340
850,000	BP Capital Markets plc	2.500	11/06/22	832,989
300,000	BP Capital Markets plc	3.994	09/26/23	314,952
800,000	BP Capital Markets plc	3.216	11/28/23	803,982
500,000	BP Capital Markets plc	3.814	02/10/24	518,302
500,000	BP Capital Markets plc	3.224	04/14/24	500,160
300,000	BP Capital Markets plc	3.535	11/04/24	303,562
500,000	BP Capital Markets plc	3.506	03/17/25	503,045
500,000	BP Capital Markets plc	3.119	05/04/26	489,250
200,000	BP Capital Markets plc	3.017	01/16/27	191,983
500,000	BP Capital Markets plc	3.588	04/14/27	503,312
300,000	BP Capital Markets plc	3.723	11/28/28	304,928
200,000	Buckeye Partners LP	2.650	11/15/18	200,961
200,000	Buckeye Partners LP	4.875	02/01/21	212,150
200,000	Buckeye Partners LP	4.350	10/15/24	203,202
300,000	Buckeye Partners LP	3.950	12/01/26	293,786
200,000	Buckeye Partners LP	5.850	11/15/43	207,473
100,000	Buckeye Partners LP	5.600	10/15/44	102,517
575,000	Burlington Resources Finance Co	7.200	08/15/31	757,010
61

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Burlington Resources Finance Co	7.400%	12/01/31	$269,816
300,000	Canadian Natural Resources Ltd	1.750	01/15/18	299,939
100,000	Canadian Natural Resources Ltd	3.800	04/15/24	100,665
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	705,627
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	972,734
750,000	Chevron Corp	1.718	06/24/18	752,416
500,000	Chevron Corp	1.790	11/16/18	501,409
200,000	Chevron Corp	4.950	03/03/19	212,123
500,000	Chevron Corp	1.561	05/16/19	498,311
1,000,000	Chevron Corp	2.193	11/15/19	1,008,712
400,000	Chevron Corp	1.961	03/03/20	399,974
300,000	Chevron Corp	1.991	03/03/20	300,346
1,250,000	Chevron Corp	2.427	06/24/20	1,263,531
750,000	Chevron Corp	2.100	05/16/21	744,254
400,000	Chevron Corp	2.411	03/03/22	399,240
300,000	Chevron Corp	2.498	03/03/22	301,516
1,050,000	Chevron Corp	2.355	12/05/22	1,038,267
500,000	Chevron Corp	2.566	05/16/23	495,732
250,000	Chevron Corp	3.191	06/24/23	255,955
300,000	Chevron Corp	2.895	03/03/24	301,286
125,000	Chevron Corp	3.326	11/17/25	127,514
750,000	Chevron Corp	2.954	05/16/26	740,947
500,000	Cimarex Energy Co	4.375	06/01/24	519,347
300,000	ConocoPhillips Co	1.500	05/15/18	299,399
1,100,000	ConocoPhillips Co	5.750	02/01/19	1,177,295
300,000	ConocoPhillips Co	2.200	05/15/20	300,896
500,000	ConocoPhillips Co	4.200	03/15/21	533,098
1,300,000	ConocoPhillips Co	2.875	11/15/21	1,310,913
600,000	ConocoPhillips Co	2.400	12/15/22	585,982
300,000	ConocoPhillips Co	3.350	11/15/24	302,396
300,000	ConocoPhillips Co	4.150	11/15/34	299,806
250,000	ConocoPhillips Co	5.900	05/15/38	302,075
1,035,000	ConocoPhillips Co	6.500	02/01/39	1,317,904
300,000	ConocoPhillips Co	4.300	11/15/44	298,572
500,000	ConocoPhillips Co	5.950	03/15/46	620,254
500,000	ConocoPhillips Holding Co	6.950	04/15/29	645,559
525,000	Devon Energy Corp	3.250	05/15/22	520,022
885,000	Devon Energy Corp	5.600	07/15/41	931,770
700,000	Devon Energy Corp	4.750	05/15/42	674,044
300,000	Devon Energy Corp	5.000	06/15/45	300,917
300,000	Ecopetrol S.A.	4.250	09/18/18	308,700
550,000	Ecopetrol S.A.	7.625	07/23/19	610,500
725,000	Ecopetrol S.A.	5.875	09/18/23	785,719
1,000,000	Ecopetrol S.A.	4.125	01/16/25	968,500
400,000	Ecopetrol S.A.	5.375	06/26/26	409,120
200,000	Ecopetrol S.A.	7.375	09/18/43	214,200
300,000	Ecopetrol S.A.	5.875	05/28/45	274,035
300,000	El Paso Pipeline Partners Operating Co LLC	4.300	05/01/24	304,921
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	362,642
495,000	Enbridge Energy Partners LP	5.200	03/15/20	529,446
675,000	Enbridge Energy Partners LP	4.375	10/15/20	711,466
200,000	Enbridge Energy Partners LP	5.875	10/15/25	223,530
300,000	Enbridge Energy Partners LP	5.500	09/15/40	298,835
200,000	Enbridge Energy Partners LP	7.375	10/15/45	243,837
1,000,000	EnCana Corp	3.900	11/15/21	1,021,525
1,000,000	EnCana Corp	6.500	08/15/34	1,123,764
62

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Enterprise Products Operating LLC	1.650%	05/07/18	$299,666
130,000	Enterprise Products Operating LLC	6.500	01/31/19	140,534
600,000	Enterprise Products Operating LLC	5.200	09/01/20	653,444
100,000	Enterprise Products Operating LLC	2.850	04/15/21	100,424
400,000	Enterprise Products Operating LLC	4.050	02/15/22	420,648
1,100,000	Enterprise Products Operating LLC	3.350	03/15/23	1,109,067
800,000	Enterprise Products Operating LLC	3.900	02/15/24	818,720
300,000	Enterprise Products Operating LLC	3.700	02/15/26	300,051
1,300,000	Enterprise Products Operating LLC	3.950	02/15/27	1,325,416
480,000	Enterprise Products Operating LLC	6.125	10/15/39	557,550
300,000	Enterprise Products Operating LLC	4.850	08/15/42	302,165
100,000	Enterprise Products Operating LLC	4.450	02/15/43	94,612
1,000,000	Enterprise Products Operating LLC	4.850	03/15/44	1,011,108
500,000	Enterprise Products Operating LLC	5.100	02/15/45	522,089
300,000	Enterprise Products Operating LLC	4.900	05/15/46	306,388
200,000	Enterprise Products Operating LLC	4.950	10/15/54	199,338
700,000	EOG Resources, Inc	2.450	04/01/20	703,930
440,000	EOG Resources, Inc	4.100	02/01/21	464,345
600,000	EOG Resources, Inc	2.625	03/15/23	584,879
150,000	EOG Resources, Inc	4.150	01/15/26	156,688
200,000	EOG Resources, Inc	3.900	04/01/35	191,407
200,000	EOG Resources, Inc	5.100	01/15/36	214,458
50,000	EQT Corp	6.500	04/01/18	52,188
550,000	EQT Corp	8.125	06/01/19	614,013
500,000	Exxon Mobil Corp	1.439	03/01/18	500,464
750,000	Exxon Mobil Corp	1.708	03/01/19	751,231
500,000	Exxon Mobil Corp	1.819	03/15/19	502,707
500,000	Exxon Mobil Corp	1.912	03/06/20	500,472
750,000	Exxon Mobil Corp	2.222	03/01/21	751,381
500,000	Exxon Mobil Corp	2.397	03/06/22	500,033
1,000,000	Exxon Mobil Corp	2.726	03/01/23	1,003,031
500,000	Exxon Mobil Corp	3.176	03/15/24	513,469
500,000	Exxon Mobil Corp	2.709	03/06/25	493,008
852,000	Exxon Mobil Corp	3.043	03/01/26	851,814
500,000	Exxon Mobil Corp	3.567	03/06/45	470,038
850,000	Exxon Mobil Corp	4.114	03/01/46	877,458
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	203,820
400,000	Halliburton Co	2.000	08/01/18	400,457
1,850,000	Halliburton Co	3.800	11/15/25	1,879,452
500,000	Halliburton Co	4.850	11/15/35	527,823
250,000	Halliburton Co	4.500	11/15/41	244,187
600,000	Halliburton Co	4.750	08/01/43	608,072
750,000	Halliburton Co	5.000	11/15/45	787,728
200,000	Helmerich & Payne International Drilling Co	4.650	03/15/25	207,906
200,000	Hess Corp	3.500	07/15/24	192,051
1,100,000	Hess Corp	4.300	04/01/27	1,083,060
940,000	Hess Corp	5.600	02/15/41	941,224
300,000	Hess Corp	5.800	04/01/47	311,813
200,000	HollyFrontier Corp	5.875	04/01/26	212,324
30,000	Husky Energy, Inc	7.250	12/15/19	33,751
200,000	Husky Energy, Inc	3.950	04/15/22	207,159
500,000	Husky Energy, Inc	4.000	04/15/24	507,594
130,000	Husky Energy, Inc	6.800	09/15/37	156,741
63

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Magellan Midstream Partners LP	6.550%	07/15/19	$219,010
125,000		Magellan Midstream Partners LP	4.250	02/01/21	131,878
900,000		Magellan Midstream Partners LP	5.000	03/01/26	993,721
100,000		Magellan Midstream Partners LP	4.250	09/15/46	93,640
1,150,000		Marathon Oil Corp	2.800	11/01/22	1,104,797
300,000		Marathon Oil Corp	3.850	06/01/25	294,915
255,000		Marathon Oil Corp	6.600	10/01/37	289,286
200,000		Marathon Oil Corp	5.200	06/01/45	197,092
200,000		Marathon Petroleum Corp	2.700	12/14/18	201,721
250,000		Marathon Petroleum Corp	3.400	12/15/20	256,293
250,000		Marathon Petroleum Corp	5.125	03/01/21	270,422
600,000		Marathon Petroleum Corp	3.625	09/15/24	590,663
350,000		Marathon Petroleum Corp	6.500	03/01/41	390,498
250,000		Marathon Petroleum Corp	4.750	09/15/44	226,037
250,000		Marathon Petroleum Corp	5.850	12/15/45	249,553
200,000		Marathon Petroleum Corp	5.000	09/15/54	174,302
125,000		Nabors Industries, Inc	6.150	02/15/18	129,575
850,000		Nabors Industries, Inc	4.625	09/15/21	857,437
200,000	g	Nabors Industries, Inc	5.500	01/15/23	204,125
100,000		Nabors Industries, Inc	5.100	09/15/23	101,000
300,000		National Oilwell Varco, Inc	2.600	12/01/22	287,086
800,000		National Oilwell Varco, Inc	3.950	12/01/42	647,478
935,000		Nexen, Inc	6.400	05/15/37	1,161,837
150,000		Noble Energy, Inc	8.250	03/01/19	166,846
750,000		Noble Energy, Inc	3.900	11/15/24	759,786
700,000		Noble Energy, Inc	6.000	03/01/41	777,348
300,000		Noble Energy, Inc	5.250	11/15/43	311,967
250,000		Occidental Petroleum Corp	1.500	02/15/18	249,915
250,000		Occidental Petroleum Corp	3.125	02/15/22	255,145
200,000		Occidental Petroleum Corp	2.600	04/15/22	199,331
550,000		Occidental Petroleum Corp	2.700	02/15/23	543,453
750,000		Occidental Petroleum Corp	3.500	06/15/25	756,900
600,000		Occidental Petroleum Corp	3.400	04/15/26	598,780
150,000		Occidental Petroleum Corp	3.000	02/15/27	144,703
300,000		Occidental Petroleum Corp	4.625	06/15/45	313,516
240,000		Occidental Petroleum Corp	4.400	04/15/46	243,872
300,000		Occidental Petroleum Corp	4.100	02/15/47	289,436
200,000		Oceaneering International, Inc	4.650	11/15/24	200,027
300,000		ONE Gas, Inc	2.070	02/01/19	301,074
100,000		ONE Gas, Inc	3.610	02/01/24	103,159
100,000		ONE Gas, Inc	4.658	02/01/44	105,775
406,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	426,372
75,000		Petro-Canada	6.800	05/15/38	96,376
400,000		Petroleos Mexicanos	3.500	07/18/18	406,040
200,000		Petroleos Mexicanos	3.125	01/23/19	200,800
350,000		Petroleos Mexicanos	5.500	02/04/19	367,500
775,000		Petroleos Mexicanos	6.000	03/05/20	835,062
500,000		Petroleos Mexicanos	3.500	07/23/20	504,375
800,000		Petroleos Mexicanos	5.500	01/21/21	848,000
300,000		Petroleos Mexicanos	6.375	02/04/21	325,419
240,000		Petroleos Mexicanos	4.875	01/24/22	246,888
2,000,000	g	Petroleos Mexicanos	5.375	03/13/22	2,101,900
180,000		Petroleos Mexicanos	1.700	12/20/22	177,254
180,000		Petroleos Mexicanos	2.000	12/20/22	178,698
64

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		Petroleos Mexicanos	3.500%	01/30/23	$381,160
759,000		Petroleos Mexicanos	4.625	09/21/23	763,364
1,500,000		Petroleos Mexicanos	4.875	01/18/24	1,513,500
950,000		Petroleos Mexicanos	4.500	01/23/26	910,575
500,000		Petroleos Mexicanos	6.875	08/04/26	555,000
2,525,000	g	Petroleos Mexicanos	6.500	03/13/27	2,716,269
2,040,000		Petroleos Mexicanos	6.500	06/02/41	2,019,600
860,000		Petroleos Mexicanos	5.500	06/27/44	758,993
575,000		Petroleos Mexicanos	6.375	01/23/45	560,682
1,000,000		Petroleos Mexicanos	5.625	01/23/46	890,500
2,015,000		Petroleos Mexicanos	6.750	09/21/47	2,045,447
650,000		Phillips 66	4.300	04/01/22	689,051
538,000		Phillips 66	4.650	11/15/34	544,608
400,000		Phillips 66	5.875	05/01/42	457,681
900,000		Phillips 66	4.875	11/15/44	903,577
125,000		Pioneer Natural Resources Co	3.450	01/15/21	127,948
375,000		Pioneer Natural Resources Co	3.950	07/15/22	390,312
200,000		Pioneer Natural Resources Co	4.450	01/15/26	210,482
550,000		Plains All American Pipeline LP	2.600	12/15/19	549,619
700,000		Plains All American Pipeline LP	5.000	02/01/21	747,732
200,000		Plains All American Pipeline LP	2.850	01/31/23	191,694
400,000		Plains All American Pipeline LP	3.850	10/15/23	401,042
200,000		Plains All American Pipeline LP	3.600	11/01/24	193,576
300,000		Plains All American Pipeline LP	4.650	10/15/25	309,001
500,000		Plains All American Pipeline LP	4.500	12/15/26	509,823
100,000		Plains All American Pipeline LP	6.650	01/15/37	112,071
250,000		Plains All American Pipeline LP	5.150	06/01/42	237,175
300,000		Plains All American Pipeline LP	4.700	06/15/44	271,428
300,000		Plains All American Pipeline LP	4.900	02/15/45	280,402
1,500,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	1,616,058
1,500,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	1,626,079
1,500,000	g	Sabine Pass Liquefaction LLC	5.000	03/15/27	1,566,531
375,000	g	Sabine Pass Liquefaction LLC	4.200	03/15/28	369,312
750,000		Schlumberger Investment S.A.	3.650	12/01/23	782,184
300,000		Shell International Finance BV	1.625	11/10/18	299,673
500,000		Shell International Finance BV	2.000	11/15/18	502,168
500,000		Shell International Finance BV	1.375	05/10/19	495,523
500,000		Shell International Finance BV	1.375	09/12/19	493,973
805,000		Shell International Finance BV	4.300	09/22/19	855,833
1,280,000		Shell International Finance BV	4.375	03/25/20	1,363,749
500,000		Shell International Finance BV	2.125	05/11/20	500,510
300,000		Shell International Finance BV	2.250	11/10/20	301,036
500,000		Shell International Finance BV	1.875	05/10/21	489,636
500,000		Shell International Finance BV	1.750	09/12/21	485,969
200,000		Shell International Finance BV	2.375	08/21/22	196,589
500,000		Shell International Finance BV	2.250	01/06/23	486,528
500,000		Shell International Finance BV	3.400	08/12/23	514,984
2,300,000		Shell International Finance BV	3.250	05/11/25	2,322,103
1,500,000		Shell International Finance BV	2.875	05/10/26	1,458,356
500,000		Shell International Finance BV	2.500	09/12/26	471,636
500,000		Shell International Finance BV	4.125	05/11/35	504,347
421,000		Shell International Finance BV	6.375	12/15/38	543,651
200,000		Shell International Finance BV	3.625	08/21/42	180,358
65

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Shell International Finance BV	4.550%	08/12/43	$1,037,891
1,000,000		Shell International Finance BV	4.375	05/11/45	1,014,784
425,000		Shell International Finance BV	4.000	05/10/46	408,562
750,000		Shell International Finance BV	3.750	09/12/46	689,486
350,000		Statoil ASA	3.125	08/17/17	352,232
500,000		Statoil ASA	1.250	11/09/17	499,396
375,000		Statoil ASA	1.200	01/17/18	374,094
300,000		Statoil ASA	1.150	05/15/18	298,599
300,000		Statoil ASA	1.950	11/08/18	301,143
450,000		Statoil ASA	5.250	04/15/19	479,628
500,000		Statoil ASA	2.250	11/08/19	502,806
300,000		Statoil ASA	2.900	11/08/20	306,724
500,000		Statoil ASA	2.750	11/10/21	504,209
625,000		Statoil ASA	2.450	01/17/23	616,157
300,000		Statoil ASA	2.650	01/15/24	294,580
300,000		Statoil ASA	3.700	03/01/24	312,471
500,000		Statoil ASA	3.250	11/10/24	504,448
200,000		Statoil ASA	5.100	08/17/40	227,054
400,000		Statoil ASA	4.250	11/23/41	403,681
300,000		Statoil ASA	3.950	05/15/43	290,063
1,300,000		Statoil ASA	4.800	11/08/43	1,434,862
550,000		Suncor Energy, Inc	6.100	06/01/18	578,908
750,000		Suncor Energy, Inc	3.600	12/01/24	760,370
1,400,000		Suncor Energy, Inc	6.500	06/15/38	1,759,912
300,000		Sunoco Logistics Partners Operations LP	4.250	04/01/24	305,375
300,000		Sunoco Logistics Partners Operations LP	5.300	04/01/44	291,133
200,000		Sunoco Logistics Partners Operations LP	4.400	04/01/21	210,450
300,000		Sunoco Logistics Partners Operations LP	3.450	01/15/23	295,759
200,000		Sunoco Logistics Partners Operations LP	5.950	12/01/25	222,664
400,000		Sunoco Logistics Partners Operations LP	3.900	07/15/26	386,438
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	103,923
200,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	194,988
100,000	g	TechnipFMC plc	3.450	10/01/22	99,143
200,000		Total Capital Canada Ltd	1.450	01/15/18	199,955
300,000		Total Capital Canada Ltd	2.750	07/15/23	297,416
300,000		Total Capital International S.A.	2.125	01/10/19	301,842
500,000		Total Capital International S.A.	2.100	06/19/19	502,723
300,000		Total Capital International S.A.	2.750	06/19/21	303,560
1,000,000		Total Capital International S.A.	2.875	02/17/22	1,009,596
400,000		Total Capital International S.A.	2.700	01/25/23	396,607
300,000		Total Capital International S.A.	3.700	01/15/24	311,750
300,000		Total Capital International S.A.	3.750	04/10/24	312,721
500,000		TransCanada PipeLines Ltd	3.125	01/15/19	509,771
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	628,111
1,000,000		TransCanada PipeLines Ltd	4.875	01/15/26	1,108,921
1,700,000		TransCanada PipeLines Ltd	4.625	03/01/34	1,779,793
340,000		TransCanada PipeLines Ltd	5.850	03/15/36	403,492
469,000		TransCanada PipeLines Ltd	7.625	01/15/39	657,948
200,000		TransCanada PipeLines Ltd	6.100	06/01/40	244,531
200,000		TransCanada PipeLines Ltd	5.000	10/16/43	219,321
300,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	279,375
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,085,494
400,000		Vale Overseas Ltd	5.875	06/10/21	428,648
1,542,000		Vale Overseas Ltd	4.375	01/11/22	1,567,597
66

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Vale Overseas Ltd	6.250%	08/10/26	$814,688
150,000	Vale Overseas Ltd	8.250	01/17/34	178,313
1,164,000	Vale Overseas Ltd	6.875	11/21/36	1,251,416
680,000	Valero Energy Corp	6.125	02/01/20	748,617
400,000	Valero Energy Corp	3.650	03/15/25	396,908
500,000	Valero Energy Corp	3.400	09/15/26	477,597
330,000	Valero Energy Corp	7.500	04/15/32	419,385
500,000	Valero Energy Corp	6.625	06/15/37	591,682
300,000	Valero Energy Corp	4.900	03/15/45	299,668
200,000	Valero Energy Partners LP	4.375	12/15/26	201,811
	TOTAL ENERGY			176,052,438

FOOD & STAPLES RETAILING - 0.3%
1,000,000	CVS Health Corp	1.900	07/20/18	1,001,893
750,000	CVS Health Corp	2.250	08/12/19	754,988
1,000,000	CVS Health Corp	2.800	07/20/20	1,016,631
500,000	CVS Health Corp	4.125	05/15/21	528,890
650,000	CVS Health Corp	2.125	06/01/21	637,508
500,000	CVS Health Corp	3.500	07/20/22	514,547
500,000	CVS Health Corp	2.750	12/01/22	494,601
250,000	CVS Health Corp	4.000	12/05/23	262,142
900,000	CVS Health Corp	3.375	08/12/24	901,027
1,319,000	CVS Health Corp	3.875	07/20/25	1,358,901
600,000	CVS Health Corp	2.875	06/01/26	572,147
400,000	CVS Health Corp	5.300	12/05/43	447,038
1,500,000	CVS Health Corp	5.125	07/20/45	1,652,215
235,000	Delhaize Group S.A.	5.700	10/01/40	267,830
55,000	Kroger Co	6.800	12/15/18	59,491
100,000	Kroger Co	2.000	01/15/19	100,183
225,000	Kroger Co	1.500	09/30/19	221,720
445,000	Kroger Co	6.150	01/15/20	490,690
200,000	Kroger Co	2.950	11/01/21	201,193
200,000	Kroger Co	3.400	04/15/22	204,333
200,000	Kroger Co	3.850	08/01/23	207,117
300,000	Kroger Co	4.000	02/01/24	311,492
100,000	Kroger Co	3.500	02/01/26	100,242
300,000	Kroger Co	2.650	10/15/26	276,319
100,000	Kroger Co	6.900	04/15/38	130,297
250,000	Kroger Co	5.000	04/15/42	261,794
300,000	Kroger Co	5.150	08/01/43	321,445
300,000	Kroger Co	3.875	10/15/46	269,173
500,000	Kroger Co	4.450	02/01/47	490,203
200,000	Starbucks Corp	2.000	12/05/18	201,992
200,000	Starbucks Corp	2.100	02/04/21	200,573
200,000	Starbucks Corp	2.700	06/15/22	203,253
350,000	Starbucks Corp	3.850	10/01/23	375,628
175,000	Starbucks Corp	2.450	06/15/26	167,656
200,000	Starbucks Corp	4.300	06/15/45	212,028
200,000	SYSCO Corp	5.250	02/12/18	206,344
300,000	SYSCO Corp	1.900	04/01/19	300,234
500,000	SYSCO Corp	2.600	10/01/20	504,104
125,000	SYSCO Corp	2.500	07/15/21	124,570
250,000	SYSCO Corp	2.600	06/12/22	245,893
225,000	SYSCO Corp	3.300	07/15/26	220,367
67

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	SYSCO Corp	5.375%	09/21/35	$112,083
300,000	SYSCO Corp	4.850	10/01/45	317,207
500,000	SYSCO Corp	4.500	04/01/46	499,805
25,000	Walgreen Co	5.250	01/15/19	26,371
200,000	Walgreen Co	3.100	09/15/22	201,266
200,000	Walgreen Co	4.400	09/15/42	192,594
300,000	Walgreens Boots Alliance, Inc	1.750	05/30/18	300,351
1,125,000	Walgreens Boots Alliance, Inc	2.700	11/18/19	1,139,918
400,000	Walgreens Boots Alliance, Inc	2.600	06/01/21	400,434
500,000	Walgreens Boots Alliance, Inc	3.300	11/18/21	512,895
500,000	Walgreens Boots Alliance, Inc	3.100	06/01/23	499,240
400,000	Walgreens Boots Alliance, Inc	3.800	11/18/24	408,145
1,000,000	Walgreens Boots Alliance, Inc	3.450	06/01/26	974,825
400,000	Walgreens Boots Alliance, Inc	4.500	11/18/34	399,315
400,000	Walgreens Boots Alliance, Inc	4.800	11/18/44	409,026
125,000	Walgreens Boots Alliance, Inc	4.650	06/01/46	124,325
200,000	Whole Foods Market, Inc	5.200	12/03/25	212,339
	TOTAL FOOD & STAPLES RETAILING			23,748,831

FOOD, BEVERAGE & TOBACCO - 1.3%
228,000	Altria Group, Inc	9.250	08/06/19	264,835
300,000	Altria Group, Inc	2.625	01/14/20	303,698
1,800,000	Altria Group, Inc	4.750	05/05/21	1,949,706
800,000	Altria Group, Inc	2.850	08/09/22	801,526
200,000	Altria Group, Inc	2.950	05/02/23	198,888
200,000	Altria Group, Inc	2.625	09/16/26	189,089
800,000	Altria Group, Inc	4.250	08/09/42	779,713
300,000	Altria Group, Inc	4.500	05/02/43	304,180
600,000	Altria Group, Inc	5.375	01/31/44	684,149
300,000	Altria Group, Inc	3.875	09/16/46	277,529
2,000,000	Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	2,002,752
500,000	Anheuser-Busch InBev Finance, Inc	2.150	02/01/19	503,332
2,000,000	Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	2,014,860
500,000	Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	493,106
2,000,000	Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	2,035,300
500,000	Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	516,349
9,600,000	Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	9,706,560
2,500,000	Anheuser-Busch InBev Finance, Inc	4.700	02/01/36	2,646,642
1,000,000	Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,039,679
3,525,000	Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	3,806,080
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,502,416
2,750,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,717,572
485,000	Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	637,034
500,000	Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	457,772
719,000	Archer-Daniels-Midland Co	5.450	03/15/18	745,732
400,000	Archer-Daniels-Midland Co	2.500	08/11/26	379,878
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	732,581
200,000	Beam, Inc	3.250	05/15/22	200,686
200,000	Brown-Forman Corp	4.500	07/15/45	211,422
100,000	Bunge Ltd	8.500	06/15/19	113,366
500,000	Bunge Ltd	3.500	11/24/20	512,962
100,000	Campbell Soup Co	4.250	04/15/21	106,482
150,000	Campbell Soup Co	2.500	08/02/22	147,664
150,000	Campbell Soup Co	3.800	08/02/42	139,246
300,000	Coca-Cola Bottling Co Consolidated	3.800	11/25/25	306,132
68

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Coca-Cola Co	1.150%	04/01/18	$399,156
300,000	Coca-Cola Co	2.500	04/01/23	299,001
500,000	Coca-Cola Co	1.650	03/14/18	501,320
300,000	Coca-Cola Co	1.650	11/01/18	301,361
500,000	Coca-Cola Co	1.375	05/30/19	497,722
500,000	Coca-Cola Co	1.875	10/27/20	499,755
300,000	Coca-Cola Co	2.450	11/01/20	305,358
410,000	Coca-Cola Co	3.150	11/15/20	428,268
400,000	Coca-Cola Co	1.550	09/01/21	390,608
1,000,000	Coca-Cola Co	3.200	11/01/23	1,030,827
500,000	Coca-Cola Co	2.875	10/27/25	495,105
300,000	Coca-Cola Co	2.550	06/01/26	288,931
400,000	Coca-Cola Co	2.250	09/01/26	374,747
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	103,908
200,000	Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	201,140
100,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	105,478
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	514,194
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	220,547
572,000	ConAgra Foods, Inc	3.200	01/25/23	574,354
100,000	ConAgra Foods, Inc	7.000	10/01/28	124,773
600,000	Constellation Brands, Inc	3.875	11/15/19	624,906
750,000	Constellation Brands, Inc	3.700	12/06/26	749,158
100,000	Corn Products International, Inc	4.625	11/01/20	107,379
500,000	Diageo Capital plc	1.125	04/29/18	498,265
200,000	Diageo Capital plc	5.875	09/30/36	244,897
400,000	Diageo Capital plc	3.875	04/29/43	387,245
500,000	Dr Pepper Snapple Group, Inc	3.130	12/15/23	501,816
200,000	Dr Pepper Snapple Group, Inc	3.400	11/15/25	198,955
200,000	Dr Pepper Snapple Group, Inc	2.550	09/15/26	186,432
500,000	Dr Pepper Snapple Group, Inc	4.420	12/15/46	501,618
150,000	Flowers Foods, Inc	4.375	04/01/22	159,097
100,000	Flowers Foods, Inc	3.500	10/01/26	97,468
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	193,818
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	290,740
210,000	General Mills, Inc	5.650	02/15/19	224,420
175,000	General Mills, Inc	2.200	10/21/19	176,064
200,000	General Mills, Inc	3.150	12/15/21	204,722
500,000	General Mills, Inc	3.650	02/15/24	516,671
500,000	General Mills, Inc	3.200	02/10/27	489,764
150,000	General Mills, Inc	5.400	06/15/40	170,361
100,000	General Mills, Inc	4.150	02/15/43	96,436
150,000	Hershey Co	4.125	12/01/20	160,774
500,000	Hershey Co	2.300	08/15/26	469,752
300,000	Hershey Co	3.375	08/15/46	268,163
300,000	Ingredion, Inc	3.200	10/01/26	292,924
125,000	JM Smucker Co	1.750	03/15/18	125,133
175,000	JM Smucker Co	2.500	03/15/20	176,407
100,000	JM Smucker Co	3.500	10/15/21	104,541
300,000	JM Smucker Co	3.000	03/15/22	304,113
100,000	JM Smucker Co	3.500	03/15/25	101,496
300,000	JM Smucker Co	4.250	03/15/35	301,277
300,000	JM Smucker Co	4.375	03/15/45	299,215
1,279,000	Kellogg Co	4.000	12/15/20	1,350,612
500,000	Kellogg Co	2.650	12/01/23	488,300
125,000	Kellogg Co	3.250	04/01/26	122,175
150,000	Kellogg Co	4.500	04/01/46	146,940
69

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,275,000		Kraft Foods Group, Inc	3.500%	06/06/22	$2,326,890
300,000		Kraft Foods Group, Inc	6.500	02/09/40	358,331
700,000		Kraft Foods Group, Inc	5.000	06/04/42	708,273
1,900,000		Kraft Foods, Inc	5.375	02/10/20	2,052,496
475,000		Kraft Heinz Foods Co	2.000	07/02/18	476,130
300,000		Kraft Heinz Foods Co	2.800	07/02/20	304,011
200,000		Kraft Heinz Foods Co	3.500	07/15/22	204,328
900,000		Kraft Heinz Foods Co	3.950	07/15/25	912,681
1,000,000		Kraft Heinz Foods Co	3.000	06/01/26	939,643
600,000		Kraft Heinz Foods Co	5.000	07/15/35	624,784
1,000,000		Kraft Heinz Foods Co	5.200	07/15/45	1,036,435
1,000,000		Kraft Heinz Foods Co	4.375	06/01/46	934,472
385,000		Mead Johnson Nutrition Co	4.900	11/01/19	411,343
100,000		Mead Johnson Nutrition Co	3.000	11/15/20	101,919
225,000		Mead Johnson Nutrition Co	4.125	11/15/25	235,716
350,000		Mead Johnson Nutrition Co	4.600	06/01/44	363,560
350,000		Molson Coors Brewing Co	1.450	07/15/19	345,439
500,000	g	Molson Coors Brewing Co	2.250	03/15/20	500,112
500,000		Molson Coors Brewing Co	2.100	07/15/21	488,710
150,000		Molson Coors Brewing Co	3.500	05/01/22	154,978
750,000		Molson Coors Brewing Co	3.000	07/15/26	713,124
300,000		Molson Coors Brewing Co	5.000	05/01/42	316,387
750,000		Molson Coors Brewing Co	4.200	07/15/46	702,098
400,000		PepsiCo, Inc	2.250	01/07/19	404,630
100,000		PepsiCo, Inc	1.500	02/22/19	100,002
300,000		PepsiCo, Inc	1.350	10/04/19	297,712
100,000		PepsiCo, Inc	4.500	01/15/20	107,423
500,000		PepsiCo, Inc	1.850	04/30/20	501,911
300,000		PepsiCo, Inc	2.150	10/14/20	301,673
400,000		PepsiCo, Inc	3.125	11/01/20	415,014
200,000		PepsiCo, Inc	3.000	08/25/21	205,835
1,300,000		PepsiCo, Inc	1.700	10/06/21	1,267,481
400,000		PepsiCo, Inc	2.750	03/05/22	406,453
300,000		PepsiCo, Inc	3.100	07/17/22	308,166
500,000		PepsiCo, Inc	2.750	03/01/23	501,523
1,000,000		PepsiCo, Inc	3.600	03/01/24	1,049,802
300,000		PepsiCo, Inc	2.750	04/30/25	294,566
425,000		PepsiCo, Inc	3.500	07/17/25	442,280
100,000		PepsiCo, Inc	2.850	02/24/26	98,414
1,000,000		PepsiCo, Inc	2.375	10/06/26	947,196
310,000		PepsiCo, Inc	4.875	11/01/40	348,927
400,000		PepsiCo, Inc	4.000	03/05/42	397,609
200,000		PepsiCo, Inc	3.600	08/13/42	186,716
450,000		PepsiCo, Inc	4.600	07/17/45	489,310
800,000		PepsiCo, Inc	4.450	04/14/46	850,935
275,000		PepsiCo, Inc	3.450	10/06/46	248,731
1,300,000		Philip Morris International, Inc	5.650	05/16/18	1,358,599
300,000		Philip Morris International, Inc	1.875	01/15/19	300,442
300,000		Philip Morris International, Inc	1.625	02/21/19	298,913
300,000		Philip Morris International, Inc	1.375	02/25/19	298,031
300,000		Philip Morris International, Inc	2.000	02/21/20	299,279
200,000		Philip Morris International, Inc	2.900	11/15/21	202,390
300,000		Philip Morris International, Inc	2.625	02/18/22	299,661
200,000		Philip Morris International, Inc	2.500	08/22/22	197,581
500,000		Philip Morris International, Inc	2.625	03/06/23	490,133
70

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Philip Morris International, Inc	2.125%	05/10/23	$286,058
300,000	Philip Morris International, Inc	3.600	11/15/23	310,447
500,000	Philip Morris International, Inc	3.250	11/10/24	502,556
300,000	Philip Morris International, Inc	3.375	08/11/25	303,153
700,000	Philip Morris International, Inc	2.750	02/25/26	673,571
240,000	Philip Morris International, Inc	6.375	05/16/38	304,821
150,000	Philip Morris International, Inc	4.375	11/15/41	150,604
200,000	Philip Morris International, Inc	4.500	03/20/42	203,601
150,000	Philip Morris International, Inc	3.875	08/21/42	139,950
300,000	Philip Morris International, Inc	4.125	03/04/43	288,921
200,000	Philip Morris International, Inc	4.875	11/15/43	215,508
1,300,000	Philip Morris International, Inc	4.250	11/10/44	1,286,571
1,050,000	Reynolds American, Inc	2.300	06/12/18	1,056,254
270,000	Reynolds American, Inc	6.875	05/01/20	304,270
175,000	Reynolds American, Inc	3.250	06/12/20	179,538
1,250,000	Reynolds American, Inc	4.000	06/12/22	1,311,806
200,000	Reynolds American, Inc	4.850	09/15/23	216,979
750,000	Reynolds American, Inc	5.700	08/15/35	857,288
65,000	Reynolds American, Inc	7.250	06/15/37	86,219
200,000	Reynolds American, Inc	6.150	09/15/43	240,990
750,000	Reynolds American, Inc	5.850	08/15/45	881,433
400,000	Tyson Foods, Inc	4.500	06/15/22	426,788
500,000	Tyson Foods, Inc	3.950	08/15/24	509,842
500,000	Tyson Foods, Inc	5.150	08/15/44	523,941
	TOTAL FOOD, BEVERAGE & TOBACCO			98,807,832

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
100,000	AmerisourceBergen Corp	3.500	11/15/21	103,188
400,000	AmerisourceBergen Corp	3.400	05/15/24	405,096
700,000	AmerisourceBergen Corp	3.250	03/01/25	703,982
400,000	Ascension Health	3.945	11/15/46	389,355
200,000	Ascension Health, Inc	4.847	11/15/53	220,324
300,000	Baxter International, Inc	1.700	08/15/21	289,387
300,000	Baxter International, Inc	2.600	08/15/26	281,074
300,000	Baxter International, Inc	3.500	08/15/46	256,913
290,000	Baylor Scott & White Holdings	4.185	11/15/45	287,721
200,000	Baylor Scott & White Holdings	3.967	11/15/46	190,207
580,000	Becton Dickinson & Co	1.800	12/15/17	580,437
1,414,000	Becton Dickinson & Co	2.675	12/15/19	1,433,988
150,000	Becton Dickinson & Co	3.250	11/12/20	154,584
850,000	Becton Dickinson & Co	3.125	11/08/21	866,111
151,000	Becton Dickinson & Co	3.734	12/15/24	155,422
500,000	Becton Dickinson & Co	4.685	12/15/44	521,776
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	106,707
650,000	Boston Scientific Corp	6.000	01/15/20	712,075
300,000	Boston Scientific Corp	2.850	05/15/20	304,127
300,000	Boston Scientific Corp	3.375	05/15/22	305,630
150,000	Boston Scientific Corp	4.125	10/01/23	156,935
400,000	Boston Scientific Corp	3.850	05/15/25	406,077
200,000	Cardinal Health, Inc	1.950	06/15/18	200,602
200,000	Cardinal Health, Inc	2.400	11/15/19	201,257
100,000	Cardinal Health, Inc	4.625	12/15/20	107,694
100,000	Cardinal Health, Inc	3.200	06/15/22	100,887
200,000	Cardinal Health, Inc	3.200	03/15/23	202,303
71

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Cardinal Health, Inc	3.500%	11/15/24	$101,614
200,000		Cardinal Health, Inc	3.750	09/15/25	206,079
100,000		Cardinal Health, Inc	4.600	03/15/43	99,256
200,000		Cardinal Health, Inc	4.500	11/15/44	198,044
200,000		Cardinal Health, Inc	4.900	09/15/45	206,844
100,000		Coventry Health Care, Inc	5.450	06/15/21	110,682
650,000		Covidien International Finance S.A.	3.200	06/15/22	664,374
225,000		CR Bard, Inc	1.375	01/15/18	224,594
100,000		CR Bard, Inc	4.400	01/15/21	107,146
200,000		CR Bard, Inc	3.000	05/15/26	192,603
200,000		Dignity Health	5.267	11/01/64	195,960
100,000		Edwards Lifesciences Corp	2.875	10/15/18	101,323
900,000		Express Scripts Holding Co	2.250	06/15/19	901,078
150,000		Express Scripts Holding Co	3.300	02/25/21	152,580
250,000		Express Scripts Holding Co	4.750	11/15/21	268,436
525,000		Express Scripts Holding Co	3.900	02/15/22	544,048
1,100,000		Express Scripts Holding Co	3.000	07/15/23	1,063,043
300,000		Express Scripts Holding Co	3.500	06/15/24	295,454
150,000		Express Scripts Holding Co	4.500	02/25/26	153,849
500,000		Express Scripts Holding Co	3.400	03/01/27	470,870
93,000		Express Scripts Holding Co	6.125	11/15/41	105,869
750,000		Express Scripts Holding Co	4.800	07/15/46	718,229
100,000		Johns Hopkins Health System Corp	3.837	05/15/46	97,808
100,000		Kaiser Foundation Hospitals	3.500	04/01/22	103,377
100,000		Kaiser Foundation Hospitals	4.875	04/01/42	111,102
200,000		Keysight Technologies, Inc	3.300	10/30/19	203,070
200,000		Keysight Technologies, Inc	4.550	10/30/24	204,435
300,000	h	Keysight Technologies, Inc	4.600	04/06/27	301,760
250,000		Laboratory Corp of America Holdings	2.500	11/01/18	252,160
150,000		Laboratory Corp of America Holdings	2.625	02/01/20	150,774
300,000		Laboratory Corp of America Holdings	3.200	02/01/22	301,746
200,000		Laboratory Corp of America Holdings	3.750	08/23/22	204,766
200,000		Laboratory Corp of America Holdings	4.000	11/01/23	205,594
100,000		Laboratory Corp of America Holdings	3.600	02/01/25	98,876
300,000		Laboratory Corp of America Holdings	4.700	02/01/45	289,501
200,000		Mayo Clinic	4.128	11/15/52	197,989
200,000		Mayo Clinic Rochester	4.000	11/15/47	195,001
180,000		McKesson Corp	4.750	03/01/21	193,262
600,000		McKesson Corp	2.700	12/15/22	588,543
200,000		McKesson Corp	2.850	03/15/23	197,270
500,000		McKesson Corp	3.796	03/15/24	518,832
100,000		McKesson Corp	6.000	03/01/41	116,123
375,000		McKesson Corp	4.883	03/15/44	387,010
325,000		Medtronic Global Holdings S.C.A	3.350	04/01/27	327,282
250,000		Medtronic, Inc	1.375	04/01/18	249,578
875,000		Medtronic, Inc	2.500	03/15/20	887,252
1,000,000		Medtronic, Inc	3.150	03/15/22	1,027,041
1,000,000		Medtronic, Inc	3.625	03/15/24	1,037,273
2,500,000		Medtronic, Inc	3.500	03/15/25	2,556,540
936,000		Medtronic, Inc	4.375	03/15/35	979,742
200,000		Medtronic, Inc	4.500	03/15/42	209,355
1,000,000		Medtronic, Inc	4.625	03/15/44	1,067,729
1,050,000		Medtronic, Inc	4.625	03/15/45	1,127,801
72

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	New York and Presbyterian Hospital	4.024%	08/01/45	$294,539
150,000	New York and Presbyterian Hospital	4.063	08/01/56	140,618
140,000	Northwell Healthcare, Inc	3.979	11/01/46	128,570
350,000	NYU Hospitals Center	5.750	07/01/43	421,385
150,000	PerkinElmer, Inc	5.000	11/15/21	162,573
200,000	Providence St. Joseph Health Obligated Group	2.746	10/01/26	190,536
100,000	Providence St. Joseph Health Obligated Group	3.744	10/01/47	92,845
300,000	Quest Diagnostics, Inc	2.700	04/01/19	304,137
200,000	Quest Diagnostics, Inc	2.500	03/30/20	201,227
400,000	Quest Diagnostics, Inc	4.700	04/01/21	429,721
125,000	Quest Diagnostics, Inc	3.500	03/30/25	123,757
300,000	Quest Diagnostics, Inc	4.700	03/30/45	302,479
200,000	Stryker Corp	1.300	04/01/18	199,110
125,000	Stryker Corp	2.000	03/08/19	125,324
90,000	Stryker Corp	4.375	01/15/20	95,395
850,000	Stryker Corp	2.625	03/15/21	854,849
200,000	Stryker Corp	3.375	05/15/24	203,144
200,000	Stryker Corp	3.375	11/01/25	200,809
600,000	Stryker Corp	3.500	03/15/26	605,892
200,000	Stryker Corp	4.100	04/01/43	190,121
200,000	Stryker Corp	4.375	05/15/44	195,843
250,000	Stryker Corp	4.625	03/15/46	257,006
100,000	Texas Health Resources	4.330	11/15/55	101,527
200,000	Thermo Fisher Scientific, Inc	2.150	12/14/18	200,690
100,000	Thermo Fisher Scientific, Inc	2.400	02/01/19	100,836
650,000	Thermo Fisher Scientific, Inc	3.300	02/15/22	662,693
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	250,455
300,000	Thermo Fisher Scientific, Inc	3.000	04/15/23	297,678
600,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	629,544
150,000	Thermo Fisher Scientific, Inc	3.650	12/15/25	152,003
775,000	Thermo Fisher Scientific, Inc	2.950	09/19/26	737,811
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	226,887
200,000	Trinity Health Corp	4.125	12/01/45	193,674
750,000	Zimmer Holdings, Inc	1.450	04/01/17	750,000
750,000	Zimmer Holdings, Inc	3.150	04/01/22	752,660
1,125,000	Zimmer Holdings, Inc	3.550	04/01/25	1,112,309
125,000	Zimmer Holdings, Inc	4.250	08/15/35	117,484
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			43,120,557

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Clorox Co	3.800	11/15/21	105,066
100,000	Clorox Co	3.050	09/15/22	102,000
200,000	Clorox Co	3.500	12/15/24	206,438
100,000	Colgate-Palmolive Co	0.900	05/01/18	99,591
300,000	Colgate-Palmolive Co	1.750	03/15/19	301,145
200,000	Colgate-Palmolive Co	2.300	05/03/22	199,778
200,000	Colgate-Palmolive Co	1.950	02/01/23	193,823
300,000	Colgate-Palmolive Co	3.250	03/15/24	310,643
60,000	Colgate-Palmolive Co	6.450	06/16/28	74,370
300,000	Colgate-Palmolive Co	4.000	08/15/45	307,855
200,000	Ecolab, Inc	2.000	01/14/19	201,337
375,000	Ecolab, Inc	2.250	01/12/20	376,802
350,000	Ecolab, Inc	4.350	12/08/21	377,891
200,000	Ecolab, Inc	3.250	01/14/23	203,354
73

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$625,000		Ecolab, Inc	2.700%	11/01/26	$593,237
100,000		Ecolab, Inc	5.500	12/08/41	118,167
200,000		Estee Lauder Cos, Inc	1.800	02/07/20	200,159
200,000		Estee Lauder Cos, Inc	2.350	08/15/22	197,523
200,000		Estee Lauder Cos, Inc	3.150	03/15/27	199,228
100,000		Estee Lauder Cos, Inc	6.000	05/15/37	121,239
300,000		Estee Lauder Cos, Inc	4.375	06/15/45	310,686
200,000		Estee Lauder Cos, Inc	4.150	03/15/47	200,393
300,000		Procter & Gamble Co	1.900	11/01/19	302,246
500,000		Procter & Gamble Co	1.850	02/02/21	497,815
800,000		Procter & Gamble Co	2.300	02/06/22	804,773
600,000		Procter & Gamble Co	3.100	08/15/23	618,709
750,000		Procter & Gamble Co	2.700	02/02/26	733,626
750,000		Procter & Gamble Co	2.450	11/03/26	717,364
22,000		Procter & Gamble Co	5.550	03/05/37	28,728
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			8,703,986

INSURANCE - 1.1%
500,000		ACE INA Holdings, Inc	5.900	06/15/19	543,498
500,000		ACE INA Holdings, Inc	2.300	11/03/20	501,728
500,000		ACE INA Holdings, Inc	2.875	11/03/22	503,967
250,000		ACE INA Holdings, Inc	2.700	03/13/23	248,050
400,000		ACE INA Holdings, Inc	3.150	03/15/25	400,684
675,000		ACE INA Holdings, Inc	3.350	05/03/26	682,735
150,000		ACE INA Holdings, Inc	4.150	03/13/43	152,964
1,100,000		ACE INA Holdings, Inc	4.350	11/03/45	1,158,034
750,000		Aetna, Inc	1.700	06/07/18	749,977
300,000		Aetna, Inc	2.200	03/15/19	301,930
500,000		Aetna, Inc	2.750	11/15/22	499,561
750,000		Aetna, Inc	2.800	06/15/23	743,731
240,000		Aetna, Inc	6.625	06/15/36	313,437
350,000		Aetna, Inc	4.500	05/15/42	363,905
500,000		Aetna, Inc	4.125	11/15/42	491,791
200,000		Aflac, Inc	2.400	03/16/20	202,170
600,000		Aflac, Inc	3.625	06/15/23	622,008
200,000		Aflac, Inc	3.625	11/15/24	206,052
200,000		Aflac, Inc	2.875	10/15/26	192,845
200,000		Aflac, Inc	4.000	10/15/46	188,955
300,000		Alleghany Corp	4.950	06/27/22	328,949
200,000		Alleghany Corp	4.900	09/15/44	203,649
300,000		Allied World Assurance Co Holdings Ltd	4.350	10/29/25	300,319
1,250,000		Allstate Corp	3.150	06/15/23	1,269,914
100,000		Allstate Corp	3.280	12/15/26	100,392
600,000		Allstate Corp	4.500	06/15/43	637,177
100,000		Allstate Corp	4.200	12/15/46	101,072
200,000	i	Allstate Corp	5.750	08/15/53	214,620
100,000		American Financial Group, Inc	9.875	06/15/19	116,114
100,000		American Financial Group, Inc	3.500	08/15/26	97,066
1,325,000		American International Group, Inc	2.300	07/16/19	1,329,777
300,000		American International Group, Inc	3.300	03/01/21	306,092
1,600,000		American International Group, Inc	4.875	06/01/22	1,731,200
200,000		American International Group, Inc	3.750	07/10/25	198,866
800,000		American International Group, Inc	3.900	04/01/26	801,438
500,000		American International Group, Inc	3.875	01/15/35	456,774
74

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		American International Group, Inc	4.700%	07/10/35	$303,548
800,000		American International Group, Inc	6.250	05/01/36	943,766
500,000		American International Group, Inc	4.500	07/16/44	476,595
300,000		American International Group, Inc	4.800	07/10/45	297,900
200,000		American International Group, Inc	4.375	01/15/55	177,983
50,000		Aon plc	5.000	09/30/20	54,069
200,000		Aon plc	2.800	03/15/21	200,712
200,000		Aon plc	4.000	11/27/23	209,617
300,000		Aon plc	3.500	06/14/24	299,501
800,000		Aon plc	3.875	12/15/25	814,045
200,000		Aon plc	6.250	09/30/40	237,440
250,000		Aon plc	4.750	05/15/45	249,648
200,000		Arch Capital Group Ltd	4.011	12/15/26	205,056
200,000		Arch Capital Group Ltd	5.031	12/15/46	213,851
300,000		Arch Capital Group US, Inc	5.144	11/01/43	320,971
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	213,178
100,000		Assurant, Inc	4.000	03/15/23	101,041
38,000		Assurant, Inc	6.750	02/15/34	45,857
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	215,206
770,000		AXA S.A.	8.600	12/15/30	1,069,530
50,000		AXIS Specialty Finance plc	5.875	06/01/20	54,993
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	783,190
600,000		Berkshire Hathaway Finance Corp	2.000	08/15/18	604,402
750,000		Berkshire Hathaway Finance Corp	1.700	03/15/19	751,237
425,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	420,891
200,000		Berkshire Hathaway Finance Corp	2.900	10/15/20	206,572
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	410,212
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	315,034
250,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	256,579
40,000		Chubb Corp	5.750	05/15/18	41,851
350,000		Chubb Corp	6.000	05/11/37	443,258
300,000	i	Chubb Corp	6.375	04/15/37	290,220
540,000		Cigna Corp	5.125	06/15/20	585,557
400,000		Cigna Corp	4.500	03/15/21	427,041
400,000		Cigna Corp	3.250	04/15/25	395,348
400,000		Cigna Corp	5.375	02/15/42	463,849
200,000		Cincinnati Financial Corp	6.920	05/15/28	254,243
500,000		CNA Financial Corp	5.750	08/15/21	556,370
125,000		CNA Financial Corp	3.950	05/15/24	128,272
200,000		CNA Financial Corp	4.500	03/01/26	211,356
200,000		Enstar Group Ltd	4.500	03/10/22	202,495
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	299,019
250,000		Fidelity National Financial, Inc	5.500	09/01/22	263,979
200,000		Hanover Insurance Group, Inc	4.500	04/15/26	207,635
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	275,988
321,000		Hartford Financial Services Group, Inc	6.625	03/30/40	408,634
400,000		Hartford Financial Services Group, Inc	4.300	04/15/43	386,670
300,000		Humana, Inc	2.625	10/01/19	303,267
100,000		Humana, Inc	3.150	12/01/22	100,427
300,000		Humana, Inc	3.850	10/01/24	307,129
100,000		Humana, Inc	3.950	03/15/27	102,223
200,000		Humana, Inc	4.625	12/01/42	202,699
300,000		Humana, Inc	4.950	10/01/44	316,143
100,000		Humana, Inc	4.800	03/15/47	104,508
75

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$229,000		ING US, Inc	2.900%	02/15/18	$231,076
200,000		ING US, Inc	5.700	07/15/43	221,570
400,000		Leucadia National Corp	5.500	10/18/23	425,937
62,000		Lincoln National Corp	8.750	07/01/19	70,718
400,000		Lincoln National Corp	4.200	03/15/22	422,129
525,000		Lincoln National Corp	4.000	09/01/23	548,377
175,000		Lincoln National Corp	3.350	03/09/25	173,740
100,000		Lincoln National Corp	3.625	12/12/26	99,578
2,000		Lincoln National Corp	6.150	04/07/36	2,362
150,000		Lincoln National Corp	7.000	06/15/40	193,730
200,000		Loews Corp	2.625	05/15/23	196,458
200,000		Loews Corp	3.750	04/01/26	204,738
200,000		Loews Corp	4.125	05/15/43	191,829
100,000		Manulife Financial Corp	4.900	09/17/20	107,220
700,000		Manulife Financial Corp	4.150	03/04/26	737,068
300,000	i	Manulife Financial Corp	4.061	02/24/32	300,513
200,000		Manulife Financial Corp	5.375	03/04/46	231,700
150,000		Markel Corp	4.900	07/01/22	163,388
150,000		Markel Corp	5.000	04/05/46	154,683
500,000		Marsh & McLennan Cos, Inc	2.350	09/10/19	503,474
150,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	162,282
1,500,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	1,520,499
100,000		Marsh & McLennan Cos, Inc	4.350	01/30/47	100,768
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	197,064
500,000		Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	495,250
200,000		Mercury General Corp	4.400	03/15/27	199,408
1,050,000		MetLife, Inc	4.750	02/08/21	1,137,453
700,000		MetLife, Inc	3.048	12/15/22	708,063
325,000		MetLife, Inc	4.368	09/15/23	349,855
500,000		MetLife, Inc	3.600	04/10/24	516,876
700,000		MetLife, Inc	3.600	11/13/25	715,740
50,000		MetLife, Inc	6.375	06/15/34	63,818
405,000		MetLife, Inc	5.700	06/15/35	485,921
130,000		MetLife, Inc	5.875	02/06/41	158,050
200,000		MetLife, Inc	4.125	08/13/42	194,148
600,000		MetLife, Inc	4.875	11/13/43	653,985
500,000		MetLife, Inc	4.721	12/15/44	529,819
300,000		MetLife, Inc	4.050	03/01/45	290,050
450,000		MetLife, Inc	4.600	05/13/46	472,541
200,000		Montpelier Re Holdings Ltd	4.700	10/15/22	214,360
20,000		Nationwide Financial Services	6.750	05/15/37	20,800
200,000		Old Republic International Corp	4.875	10/01/24	212,478
100,000		Old Republic International Corp	3.875	08/26/26	98,612
100,000		PartnerRe Ltd	5.500	06/01/20	109,259
100,000		Primerica, Inc	4.750	07/15/22	106,599
100,000		Principal Financial Group, Inc	3.300	09/15/22	101,800
150,000		Principal Financial Group, Inc	3.125	05/15/23	150,208
200,000		Principal Financial Group, Inc	3.400	05/15/25	199,406
100,000		Principal Financial Group, Inc	3.100	11/15/26	97,359
100,000		Principal Financial Group, Inc	4.625	09/15/42	105,666
200,000		Principal Financial Group, Inc	4.350	05/15/43	202,781
100,000		Principal Financial Group, Inc	4.300	11/15/46	100,615
200,000	i	Principal Financial Group, Inc	4.700	05/15/55	203,000
150,000		Progressive Corp	2.450	01/15/27	140,577
76

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$120,000		Progressive Corp	6.250%	12/01/32	$153,627
300,000		Progressive Corp	4.350	04/25/44	314,310
300,000		Progressive Corp	3.700	01/26/45	284,990
100,000		Protective Life Corp	7.375	10/15/19	112,366
100,000		Prudential Financial, Inc	2.300	08/15/18	100,676
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,137,115
200,000		Prudential Financial, Inc	2.350	08/15/19	201,929
891,000		Prudential Financial, Inc	4.500	11/16/21	962,165
450,000		Prudential Financial, Inc	6.200	11/15/40	562,788
500,000	i	Prudential Financial, Inc	5.625	06/15/43	535,750
150,000		Prudential Financial, Inc	5.100	08/15/43	166,554
600,000	i	Prudential Financial, Inc	5.200	03/15/44	616,050
1,300,000		Prudential Financial, Inc	4.600	05/15/44	1,370,994
200,000	i	Prudential Financial, Inc	5.375	05/15/45	209,300
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	108,805
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	269,090
200,000		RenaissanceRe Finance, Inc	3.700	04/01/25	192,801
250,000		Torchmark Corp	3.800	09/15/22	257,141
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	26,460
610,000		Travelers Cos, Inc	5.800	05/15/18	638,257
130,000		Travelers Cos, Inc	5.900	06/02/19	141,087
600,000		Travelers Cos, Inc	5.350	11/01/40	719,833
200,000		Travelers Cos, Inc	4.600	08/01/43	217,374
250,000		Travelers Cos, Inc	4.300	08/25/45	259,983
100,000		Travelers Cos, Inc	3.750	05/15/46	94,732
100,000		Travelers Property Casualty Corp	6.375	03/15/33	128,078
324,000		UnitedHealth Group, Inc	6.000	02/15/18	336,475
500,000		UnitedHealth Group, Inc	1.900	07/16/18	502,153
200,000		UnitedHealth Group, Inc	1.700	02/15/19	199,999
900,000		UnitedHealth Group, Inc	1.625	03/15/19	897,116
500,000		UnitedHealth Group, Inc	2.300	12/15/19	504,470
500,000		UnitedHealth Group, Inc	2.700	07/15/20	509,955
700,000		UnitedHealth Group, Inc	4.700	02/15/21	758,291
300,000		UnitedHealth Group, Inc	2.125	03/15/21	297,731
500,000		UnitedHealth Group, Inc	2.875	12/15/21	509,624
500,000		UnitedHealth Group, Inc	3.350	07/15/22	517,254
325,000		UnitedHealth Group, Inc	2.750	02/15/23	324,137
200,000		UnitedHealth Group, Inc	2.875	03/15/23	200,574
500,000		UnitedHealth Group, Inc	3.750	07/15/25	522,108
175,000		UnitedHealth Group, Inc	3.100	03/15/26	173,340
300,000		UnitedHealth Group, Inc	3.375	04/15/27	302,327
750,000		UnitedHealth Group, Inc	4.625	07/15/35	815,885
365,000		UnitedHealth Group, Inc	6.625	11/15/37	485,647
250,000		UnitedHealth Group, Inc	6.875	02/15/38	339,730
150,000		UnitedHealth Group, Inc	4.625	11/15/41	159,184
300,000		UnitedHealth Group, Inc	4.375	03/15/42	310,906
350,000		UnitedHealth Group, Inc	3.950	10/15/42	340,195
200,000		UnitedHealth Group, Inc	4.250	03/15/43	203,781
1,250,000		UnitedHealth Group, Inc	4.750	07/15/45	1,369,451
625,000		UnitedHealth Group, Inc	4.200	01/15/47	633,600
300,000		UnitedHealth Group, Inc	4.250	04/15/47	306,679
110,000		Unum Group	5.625	09/15/20	121,010
200,000		Unum Group	3.000	05/15/21	200,208
200,000		Unum Group	4.000	03/15/24	203,842
77

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Unum Group	5.750%	08/15/42	$111,781
200,000	Verisk Analytics, Inc	5.800	05/01/21	221,521
500,000	Verisk Analytics, Inc	4.000	06/15/25	507,435
300,000	Verisk Analytics, Inc	5.500	06/15/45	325,703
200,000	Voya Financial, Inc	3.650	06/15/26	197,015
200,000	Voya Financial, Inc	4.800	06/15/46	197,619
200,000	WellPoint, Inc	1.875	01/15/18	200,154
1,250,000	WellPoint, Inc	2.300	07/15/18	1,255,494
300,000	WellPoint, Inc	2.250	08/15/19	301,060
150,000	WellPoint, Inc	3.700	08/15/21	155,376
800,000	WellPoint, Inc	3.125	05/15/22	804,006
200,000	WellPoint, Inc	3.300	01/15/23	201,692
300,000	WellPoint, Inc	3.500	08/15/24	301,853
300,000	WellPoint, Inc	4.625	05/15/42	304,693
700,000	WellPoint, Inc	4.650	01/15/43	712,893
500,000	WellPoint, Inc	5.100	01/15/44	538,213
300,000	WellPoint, Inc	4.650	08/15/44	304,438
200,000	Willis Group Holdings plc	5.750	03/15/21	219,440
165,000	WR Berkley Corp	5.375	09/15/20	179,958
250,000	WR Berkley Corp	4.625	03/15/22	268,275
200,000	WR Berkley Corp	4.750	08/01/44	197,590
350,000	XL Capital Ltd	6.375	11/15/24	408,413
200,000	XLIT Ltd	2.300	12/15/18	201,252
200,000	XLIT Ltd	4.450	03/31/25	201,766
200,000	XLIT Ltd	5.250	12/15/43	214,189
	TOTAL INSURANCE			81,547,400

MATERIALS - 0.8%
200,000	3M Co	1.375	08/07/18	200,131
200,000	3M Co	1.625	09/19/21	195,397
200,000	3M Co	2.000	06/26/22	197,205
1,200,000	3M Co	3.000	08/07/25	1,215,272
200,000	3M Co	2.250	09/19/26	187,276
190,000	3M Co	5.700	03/15/37	235,754
300,000	3M Co	3.875	06/15/44	299,259
200,000	3M Co	3.125	09/19/46	176,122
100,000	Agrium, Inc	6.750	01/15/19	107,643
150,000	Agrium, Inc	3.150	10/01/22	150,388
200,000	Agrium, Inc	3.500	06/01/23	201,343
250,000	Agrium, Inc	3.375	03/15/25	246,703
200,000	Agrium, Inc	4.125	03/15/35	191,599
100,000	Agrium, Inc	6.125	01/15/41	117,228
200,000	Agrium, Inc	4.900	06/01/43	207,742
225,000	Agrium, Inc	5.250	01/15/45	244,023
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	153,864
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	150,049
300,000	Air Products & Chemicals, Inc	3.350	07/31/24	308,625
200,000	Airgas, Inc	1.650	02/15/18	200,286
200,000	Airgas, Inc	3.650	07/15/24	206,520
200,000	Albemarle Corp	4.150	12/01/24	207,904
2,135,000	Barrick Gold Corp	4.100	05/01/23	2,288,893
250,000	Barrick Gold Corp	5.250	04/01/42	271,057
361,000	Barrick North America Finance LLC	4.400	05/30/21	386,929
300,000	Barrick North America Finance LLC	5.750	05/01/43	347,572
78

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Bemis Co, Inc	6.800%	08/01/19	$110,478
100,000	Bemis Co, Inc	3.100	09/15/26	96,648
2,175,000	BHP Billiton Finance USA Ltd	3.850	09/30/23	2,309,382
500,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	500,576
500,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	561,203
600,000	Braskem Finance Ltd	6.450	02/03/24	645,180
200,000	Cabot Corp	3.700	07/15/22	205,242
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	105,784
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	104,741
400,000	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	410,221
250,000	Church & Dwight Co, Inc	2.875	10/01/22	248,397
100,000	Corning, Inc	1.450	11/15/17	99,914
225,000	Corning, Inc	4.250	08/15/20	237,956
300,000	Corning, Inc	2.900	05/15/22	301,053
100,000	Corning, Inc	5.750	08/15/40	114,003
200,000	Corning, Inc	4.750	03/15/42	201,148
150,000	Cytec Industries, Inc	3.500	04/01/23	149,761
200,000	Domtar Corp	4.400	04/01/22	209,163
591,000	Dow Chemical Co	8.550	05/15/19	669,908
929,000	Dow Chemical Co	4.250	11/15/20	985,218
500,000	Dow Chemical Co	4.125	11/15/21	530,462
550,000	Dow Chemical Co	3.000	11/15/22	555,577
1,400,000	Dow Chemical Co	3.500	10/01/24	1,422,858
400,000	Dow Chemical Co	4.250	10/01/34	398,487
350,000	Dow Chemical Co	5.250	11/15/41	385,472
375,000	Dow Chemical Co	4.375	11/15/42	370,848
400,000	Dow Chemical Co	4.625	10/01/44	410,117
165,000	Eastman Chemical Co	5.500	11/15/19	178,768
400,000	Eastman Chemical Co	2.700	01/15/20	405,368
122,000	Eastman Chemical Co	3.600	08/15/22	125,773
227,000	Eastman Chemical Co	3.800	03/15/25	231,833
150,000	Eastman Chemical Co	4.800	09/01/42	153,767
300,000	Eastman Chemical Co	4.650	10/15/44	301,841
420,000	EI du Pont de Nemours & Co	4.625	01/15/20	448,304
2,500,000	EI du Pont de Nemours & Co	2.800	02/15/23	2,474,405
225,000	EI du Pont de Nemours & Co	4.150	02/15/43	219,429
100,000	FMC Corp	3.950	02/01/22	102,728
200,000	FMC Corp	4.100	02/01/24	203,491
300,000	Georgia-Pacific LLC	8.000	01/15/24	384,299
250,000	Georgia-Pacific LLC	7.750	11/15/29	347,057
250,000	Goldcorp, Inc	2.125	03/15/18	250,605
250,000	Goldcorp, Inc	3.700	03/15/23	254,752
300,000	Goldcorp, Inc	5.450	06/09/44	317,027
100,000	Hexcel Corp	3.950	02/15/27	100,753
100,000	Hubbell, Inc	3.625	11/15/22	104,130
200,000	Hubbell, Inc	3.350	03/01/26	198,803
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	300,199
1,000,000	International Paper Co	3.650	06/15/24	1,018,718
1,700,000	International Paper Co	3.000	02/15/27	1,588,902
450,000	International Paper Co	6.000	11/15/41	521,218
300,000	International Paper Co	4.800	06/15/44	298,633
250,000	International Paper Co	5.150	05/15/46	260,880
300,000	International Paper Co	4.400	08/15/47	283,115
79

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$330,000	Kimberly-Clark Corp	6.250%	07/15/18	$349,675
200,000	Kimberly-Clark Corp	1.400	02/15/19	199,306
125,000	Kimberly-Clark Corp	2.400	03/01/22	124,010
950,000	Kimberly-Clark Corp	3.050	08/15/25	952,391
200,000	Kimberly-Clark Corp	6.625	08/01/37	273,920
300,000	Kimberly-Clark Corp	3.200	07/30/46	263,031
92,000	Lubrizol Corp	8.875	02/01/19	103,557
150,000	Lubrizol Corp	6.500	10/01/34	192,882
300,000	LYB International Finance BV	4.000	07/15/23	312,629
300,000	LYB International Finance BV	5.250	07/15/43	324,277
300,000	LYB International Finance BV	4.875	03/15/44	311,594
500,000	LYB International Finance II BV	3.500	03/02/27	490,626
243,000	Lyondell Basell Industries NV	5.000	04/15/19	255,914
300,000	LyondellBasell Industries NV	6.000	11/15/21	339,607
1,300,000	LyondellBasell Industries NV	5.750	04/15/24	1,485,715
125,000	LyondellBasell Industries NV	4.625	02/26/55	117,627
250,000	Martin Marietta Materials, Inc	6.600	04/15/18	261,379
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	206,505
150,000	Methanex Corp	3.250	12/15/19	151,038
150,000	Methanex Corp	4.250	12/01/24	149,827
100,000	Methanex Corp	5.650	12/01/44	95,602
200,000	Monsanto Co	1.850	11/15/18	199,710
400,000	Monsanto Co	2.125	07/15/19	400,206
100,000	Monsanto Co	2.200	07/15/22	95,864
150,000	Monsanto Co	5.500	08/15/25	169,091
100,000	Monsanto Co	3.600	07/15/42	85,027
200,000	Monsanto Co	4.650	11/15/43	203,353
200,000	Monsanto Co	4.400	07/15/44	194,530
350,000	Monsanto Co	3.950	04/15/45	319,600
500,000	Monsanto Co	4.700	07/15/64	467,626
100,000	NewMarket Corp	4.100	12/15/22	101,903
200,000	Newmont Mining Corp	5.125	10/01/19	213,827
298,000	Newmont Mining Corp	5.875	04/01/35	328,665
135,000	Newmont Mining Corp	6.250	10/01/39	156,599
800,000	Newmont Mining Corp	4.875	03/15/42	803,861
130,000	Nucor Corp	5.850	06/01/18	136,064
800,000	Nucor Corp	4.125	09/15/22	858,030
300,000	Nucor Corp	5.200	08/01/43	340,865
8,000	Owens Corning	9.000	06/15/19	9,040
200,000	Owens Corning	4.200	12/15/22	209,172
500,000	Owens Corning	4.200	12/01/24	515,089
300,000	Owens Corning	3.400	08/15/26	290,492
150,000	Packaging Corp of America	3.900	06/15/22	156,715
250,000	Packaging Corp of America	4.500	11/01/23	267,113
100,000	Packaging Corp of America	3.650	09/15/24	100,855
650,000	Potash Corp of Saskatchewan, Inc	4.875	03/30/20	688,694
400,000	Potash Corp of Saskatchewan, Inc	3.625	03/15/24	401,953
200,000	Potash Corp of Saskatchewan, Inc	3.000	04/01/25	190,324
200,000	Potash Corp of Saskatchewan, Inc	4.000	12/15/26	204,731
200,000	Potash Corp of Saskatchewan, Inc	5.625	12/01/40	224,152
300,000	PPG Industries, Inc	2.300	11/15/19	302,627
300,000	PPG Industries, Inc	3.600	11/15/20	314,012
300,000	Praxair, Inc	2.250	09/24/20	301,713
250,000	Praxair, Inc	2.200	08/15/22	245,639
80

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Praxair, Inc	2.650%	02/05/25	$295,051
100,000		Praxair, Inc	3.200	01/30/26	101,792
625,000		Praxair, Inc	3.550	11/07/42	593,816
634,000		Rio Tinto Finance USA Ltd	3.750	09/20/21	664,954
2,750,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	2,858,609
900,000		Rio Tinto Finance USA plc	4.125	08/21/42	894,428
500,000		Rock Tenn Co	4.900	03/01/22	541,367
500,000		Rock Tenn Co	4.000	03/01/23	516,012
100,000		RPM International, Inc	6.125	10/15/19	109,083
300,000		RPM International, Inc	3.450	11/15/22	303,791
100,000		RPM International, Inc	3.750	03/15/27	99,939
100,000		RPM International, Inc	5.250	06/01/45	108,274
200,000		Sherwin-Williams Co	3.450	08/01/25	200,827
200,000		Sherwin-Williams Co	4.000	12/15/42	184,824
150,000		Sonoco Products Co	5.750	11/01/40	173,160
200,000		Southern Copper Corp	5.375	04/16/20	216,487
300,000		Southern Copper Corp	3.875	04/23/25	301,603
100,000		Southern Copper Corp	7.500	07/27/35	121,735
680,000		Southern Copper Corp	6.750	04/16/40	766,697
1,000,000		Southern Copper Corp	5.875	04/23/45	1,041,823
850,000		Vale S.A.	5.625	09/11/42	803,080
150,000		Valspar Corp	4.200	01/15/22	157,091
200,000		Valspar Corp	3.950	01/15/26	202,617
750,000		Vulcan Materials Co	4.500	04/01/25	788,687
500,000	g	Westlake Chemical Corp	3.600	08/15/26	489,605
500,000	g	Westlake Chemical Corp	5.000	08/15/46	513,265
200,000		Yamana Gold, Inc	4.950	07/15/24	201,000
		TOTAL MATERIALS			61,817,250

MEDIA - 0.8%
1,250,000		21st Century Fox America, Inc	3.000	09/15/22	1,250,248
200,000		CBS Corp	2.300	08/15/19	200,753
50,000		CBS Corp	5.750	04/15/20	54,886
445,000		CBS Corp	4.300	02/15/21	470,142
500,000		CBS Corp	3.375	03/01/22	510,128
200,000		CBS Corp	3.700	08/15/24	202,533
300,000		CBS Corp	3.500	01/15/25	298,637
125,000		CBS Corp	4.000	01/15/26	127,977
650,000		CBS Corp	2.900	01/15/27	605,329
200,000		CBS Corp	4.850	07/01/42	201,129
200,000		CBS Corp	4.900	08/15/44	202,735
500,000		CBS Corp	4.600	01/15/45	487,750
675,000		Charter Communications Operating LLC	3.579	07/23/20	694,658
610,000		Charter Communications Operating LLC	4.464	07/23/22	642,391
2,850,000		Charter Communications Operating LLC	4.908	07/23/25	3,009,395
500,000		Charter Communications Operating LLC	6.384	10/23/35	568,517
1,000,000		Charter Communications Operating LLC	6.484	10/23/45	1,153,731
500,000	g,h	Charter Communications Operating LLC	5.375	05/01/47	502,144
500,000		Charter Communications Operating LLC	6.834	10/23/55	580,792
1,000,000		Comcast Corp	5.150	03/01/20	1,089,180
500,000		Comcast Corp	1.625	01/15/22	479,416
1,350,000		Comcast Corp	3.125	07/15/22	1,382,257
800,000		Comcast Corp	2.850	01/15/23	803,155
600,000		Comcast Corp	2.750	03/01/23	597,736
81

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Comcast Corp	3.000%	02/01/24	$499,670
600,000	Comcast Corp	3.375	02/15/25	607,573
1,600,000	Comcast Corp	3.150	03/01/26	1,574,061
750,000	Comcast Corp	2.350	01/15/27	686,890
500,000	Comcast Corp	3.300	02/01/27	494,963
625,000	Comcast Corp	4.250	01/15/33	643,347
345,000	Comcast Corp	5.650	06/15/35	407,276
350,000	Comcast Corp	4.400	08/15/35	362,699
1,750,000	Comcast Corp	3.200	07/15/36	1,555,871
350,000	Comcast Corp	6.950	08/15/37	471,047
780,000	Comcast Corp	6.400	03/01/40	1,000,294
350,000	Comcast Corp	4.650	07/15/42	365,149
300,000	Comcast Corp	4.500	01/15/43	305,129
500,000	Comcast Corp	4.750	03/01/44	527,406
900,000	Comcast Corp	4.600	08/15/45	927,646
1,000,000	Comcast Corp	3.400	07/15/46	852,041
500,000	Discovery Communications LLC	3.300	05/15/22	497,957
900,000	Discovery Communications LLC	3.250	04/01/23	878,203
300,000	Discovery Communications LLC	3.800	03/13/24	296,503
350,000	Discovery Communications LLC	3.450	03/15/25	331,402
500,000	Discovery Communications LLC	4.900	03/11/26	519,998
100,000	Discovery Communications LLC	6.350	06/01/40	105,640
100,000	Discovery Communications LLC	4.950	05/15/42	90,347
125,000	Discovery Communications LLC	4.875	04/01/43	113,202
550,000	Grupo Televisa SAB	6.625	03/18/25	638,581
200,000	Grupo Televisa SAB	4.625	01/30/26	205,764
600,000	Grupo Televisa SAB	5.000	05/13/45	546,969
200,000	Grupo Televisa SAB	6.125	01/31/46	211,324
131,000	Historic TW, Inc	6.625	05/15/29	159,782
200,000	Interpublic Group of Cos, Inc	4.200	04/15/24	206,325
100,000	Interpublic Group of Cos, Inc	4.000	03/15/22	104,031
1,200,000	NBC Universal Media LLC	4.450	01/15/43	1,204,111
1,585,000	NBC Universal Media LLC	5.150	04/30/20	1,729,774
820,000	NBC Universal Media LLC	4.375	04/01/21	880,595
95,000	NBC Universal Media LLC	6.400	04/30/40	121,223
150,000	NBC Universal Media LLC	5.950	04/01/41	182,520
200,000	Omnicom Group, Inc	4.450	08/15/20	213,117
700,000	Omnicom Group, Inc	3.625	05/01/22	724,039
200,000	Omnicom Group, Inc	3.650	11/01/24	203,188
825,000	Omnicom Group, Inc	3.600	04/15/26	824,495
300,000	Scripps Networks Interactive, Inc	2.750	11/15/19	303,553
200,000	Scripps Networks Interactive, Inc	2.800	06/15/20	202,068
200,000	Scripps Networks Interactive, Inc	3.500	06/15/22	203,729
200,000	Scripps Networks Interactive, Inc	3.900	11/15/24	202,996
200,000	Scripps Networks Interactive, Inc	3.950	06/15/25	203,312
420,000	Time Warner Cable, Inc	6.750	07/01/18	444,099
910,000	Time Warner Cable, Inc	8.750	02/14/19	1,017,137
1,100,000	Time Warner Cable, Inc	8.250	04/01/19	1,226,255
1,800,000	Time Warner Cable, Inc	4.000	09/01/21	1,865,716
500,000	Time Warner Cable, Inc	6.550	05/01/37	573,223
175,000	Time Warner Cable, Inc	6.750	06/15/39	205,495
690,000	Time Warner Cable, Inc	5.875	11/15/40	732,303
300,000	Time Warner Cable, Inc	5.500	09/01/41	306,620
1,950,000	Time Warner Cable, Inc	4.500	09/15/42	1,771,041
82

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,550,000	Time Warner, Inc	2.100%	06/01/19	$1,552,341
450,000	Time Warner, Inc	4.750	03/29/21	483,023
1,400,000	Time Warner, Inc	3.400	06/15/22	1,424,373
650,000	Time Warner, Inc	4.050	12/15/23	673,594
500,000	Time Warner, Inc	3.550	06/01/24	500,762
500,000	Time Warner, Inc	3.875	01/15/26	501,082
500,000	Time Warner, Inc	2.950	07/15/26	465,536
850,000	Time Warner, Inc	3.800	02/15/27	840,638
350,000	Time Warner, Inc	6.100	07/15/40	394,189
150,000	Time Warner, Inc	6.250	03/29/41	172,212
900,000	Time Warner, Inc	4.900	06/15/42	879,155
200,000	Time Warner, Inc	5.350	12/15/43	205,164
300,000	Time Warner, Inc	4.650	06/01/44	283,550
900,000	Time Warner, Inc	4.850	07/15/45	875,074
300,000	Viacom, Inc	2.750	12/15/19	302,160
400,000	Viacom, Inc	3.875	12/15/21	414,844
500,000	Viacom, Inc	3.125	06/15/22	494,754
200,000	Viacom, Inc	3.250	03/15/23	195,012
250,000	Viacom, Inc	4.250	09/01/23	256,450
400,000	Viacom, Inc	3.875	04/01/24	400,878
650,000	Viacom, Inc	3.450	10/04/26	616,872
300,000	Viacom, Inc	4.850	12/15/34	290,176
200,000	Viacom, Inc	4.500	02/27/42	172,325
504,000	Viacom, Inc	4.375	03/15/43	436,736
100,000	Viacom, Inc	4.875	06/15/43	89,761
500,000	Viacom, Inc	5.250	04/01/44	490,254
100,000	Walt Disney Co	2.450	03/04/22	100,219
261,000	WPP Finance 2010	4.750	11/21/21	280,901
300,000	WPP Finance 2010	3.625	09/07/22	305,943
200,000	WPP Finance 2010	3.750	09/19/24	202,742
200,000	WPP Finance 2010	5.625	11/15/43	212,349
	TOTAL MEDIA			62,156,387

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
350,000	Abbott Laboratories	5.125	04/01/19	370,522
1,250,000	Abbott Laboratories	2.350	11/22/19	1,255,007
300,000	Abbott Laboratories	2.800	09/15/20	302,703
1,500,000	Abbott Laboratories	2.900	11/30/21	1,506,402
200,000	Abbott Laboratories	3.250	04/15/23	199,535
300,000	Abbott Laboratories	3.875	09/15/25	303,995
1,500,000	Abbott Laboratories	3.750	11/30/26	1,497,949
1,800,000	Abbott Laboratories	4.750	11/30/36	1,855,291
500,000	Abbott Laboratories	5.300	05/27/40	537,111
200,000	Abbott Laboratories	4.750	04/15/43	201,175
1,500,000	Abbott Laboratories	4.900	11/30/46	1,555,234
1,975,000	AbbVie, Inc	1.800	05/14/18	1,977,133
700,000	AbbVie, Inc	2.000	11/06/18	702,033
850,000	AbbVie, Inc	2.500	05/14/20	855,694
350,000	AbbVie, Inc	2.300	05/14/21	345,571
1,000,000	AbbVie, Inc	3.200	11/06/22	1,011,125
500,000	AbbVie, Inc	2.850	05/14/23	490,448
1,000,000	AbbVie, Inc	3.600	05/14/25	1,000,095
1,725,000	AbbVie, Inc	3.200	05/14/26	1,658,029
1,500,000	AbbVie, Inc	4.500	05/14/35	1,497,067
83

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	AbbVie, Inc	4.300%	05/14/36	$483,753
1,375,000	AbbVie, Inc	4.400	11/06/42	1,312,426
600,000	AbbVie, Inc	4.700	05/14/45	598,239
500,000	AbbVie, Inc	4.450	05/14/46	478,262
1,000,000	Actavis Funding SCS	2.350	03/12/18	1,004,321
1,825,000	Actavis Funding SCS	3.000	03/12/20	1,854,970
3,000,000	Actavis Funding SCS	3.450	03/15/22	3,056,937
1,450,000	Actavis Funding SCS	3.800	03/15/25	1,460,365
1,225,000	Actavis Funding SCS	4.550	03/15/35	1,228,059
1,525,000	Actavis Funding SCS	4.750	03/15/45	1,535,135
1,100,000	Amgen, Inc	2.200	05/22/19	1,107,176
75,000	Amgen, Inc	4.500	03/15/20	79,913
400,000	Amgen, Inc	2.125	05/01/20	399,959
250,000	Amgen, Inc	3.450	10/01/20	260,051
700,000	Amgen, Inc	4.100	06/15/21	739,916
175,000	Amgen, Inc	1.850	08/19/21	169,948
400,000	Amgen, Inc	2.700	05/01/22	400,562
1,000,000	Amgen, Inc	3.625	05/15/22	1,038,664
300,000	Amgen, Inc	2.250	08/19/23	287,285
500,000	Amgen, Inc	3.625	05/22/24	512,367
400,000	Amgen, Inc	3.125	05/01/25	393,238
800,000	Amgen, Inc	2.600	08/19/26	741,486
1,500,000	Amgen, Inc	4.400	05/01/45	1,455,537
1,928,000	Amgen, Inc	4.563	06/15/48	1,914,207
447,000	Amgen, Inc	4.663	06/15/51	445,985
300,000	AstraZeneca plc	1.750	11/16/18	300,083
1,100,000	AstraZeneca plc	2.375	11/16/20	1,101,624
1,000,000	AstraZeneca plc	3.375	11/16/25	1,006,745
900,000	AstraZeneca plc	6.450	09/15/37	1,174,854
450,000	AstraZeneca plc	4.000	09/18/42	435,434
350,000	AstraZeneca plc	4.375	11/16/45	356,500
500,000	Baxalta, Inc	2.000	06/22/18	500,816
500,000	Baxalta, Inc	4.000	06/23/25	509,404
500,000	Baxalta, Inc	5.250	06/23/45	546,812
700,000	Biogen, Inc	2.900	09/15/20	712,409
300,000	Biogen, Inc	3.625	09/15/22	309,379
500,000	Biogen, Inc	4.050	09/15/25	518,072
700,000	Biogen, Inc	5.200	09/15/45	756,561
783,000	Bristol-Myers Squibb Co	1.750	03/01/19	783,893
200,000	Bristol-Myers Squibb Co	3.250	11/01/23	205,190
500,000	Bristol-Myers Squibb Co	3.250	02/27/27	498,797
650,000	Bristol-Myers Squibb Co	3.250	08/01/42	568,067
200,000	Bristol-Myers Squibb Co	4.500	03/01/44	212,345
400,000	Celgene Corp	2.125	08/15/18	401,877
300,000	Celgene Corp	2.300	08/15/18	302,202
676,000	Celgene Corp	2.250	05/15/19	679,579
425,000	Celgene Corp	2.875	08/15/20	431,445
200,000	Celgene Corp	3.950	10/15/20	209,361
300,000	Celgene Corp	3.250	08/15/22	304,610
750,000	Celgene Corp	3.550	08/15/22	771,181
300,000	Celgene Corp	3.625	05/15/24	303,640
300,000	Celgene Corp	5.250	08/15/43	315,196
84

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Celgene Corp	4.625%	05/15/44	$296,224
1,000,000	Celgene Corp	5.000	08/15/45	1,046,421
200,000	Eli Lilly & Co	1.950	03/15/19	201,380
800,000	Eli Lilly & Co	2.750	06/01/25	791,828
400,000	Eli Lilly & Co	3.700	03/01/45	382,920
250,000	Gilead Sciences, Inc	1.850	09/04/18	250,755
200,000	Gilead Sciences, Inc	2.050	04/01/19	200,841
125,000	Gilead Sciences, Inc	2.350	02/01/20	125,965
1,000,000	Gilead Sciences, Inc	2.550	09/01/20	1,010,521
600,000	Gilead Sciences, Inc	4.500	04/01/21	644,608
650,000	Gilead Sciences, Inc	4.400	12/01/21	697,763
125,000	Gilead Sciences, Inc	1.950	03/01/22	121,001
500,000	Gilead Sciences, Inc	3.250	09/01/22	510,695
500,000	Gilead Sciences, Inc	2.500	09/01/23	483,648
425,000	Gilead Sciences, Inc	3.700	04/01/24	436,534
400,000	Gilead Sciences, Inc	3.500	02/01/25	402,780
750,000	Gilead Sciences, Inc	3.650	03/01/26	755,816
400,000	Gilead Sciences, Inc	2.950	03/01/27	379,271
300,000	Gilead Sciences, Inc	4.600	09/01/35	308,996
1,150,000	Gilead Sciences, Inc	4.000	09/01/36	1,092,716
100,000	Gilead Sciences, Inc	5.650	12/01/41	114,829
775,000	Gilead Sciences, Inc	4.800	04/01/44	797,124
675,000	Gilead Sciences, Inc	4.500	02/01/45	662,969
750,000	Gilead Sciences, Inc	4.750	03/01/46	764,774
500,000	Gilead Sciences, Inc	4.150	03/01/47	464,606
793,000	GlaxoSmithKline Capital plc	2.850	05/08/22	799,821
1,045,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,093,233
225,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	225,654
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	408,023
743,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	976,425
350,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	359,705
1,100,000	Johnson & Johnson	1.650	12/05/18	1,105,512
350,000	Johnson & Johnson	1.125	03/01/19	348,406
300,000	Johnson & Johnson	1.875	12/05/19	302,063
250,000	Johnson & Johnson	1.650	03/01/21	246,713
200,000	Johnson & Johnson	2.450	12/05/21	203,465
400,000	Johnson & Johnson	2.250	03/03/22	400,313
300,000	Johnson & Johnson	2.050	03/01/23	293,067
700,000	Johnson & Johnson	3.375	12/05/23	737,516
500,000	Johnson & Johnson	2.450	03/01/26	479,866
1,075,000	Johnson & Johnson	2.950	03/03/27	1,074,793
850,000	Johnson & Johnson	4.375	12/05/33	936,677
100,000	Johnson & Johnson	3.550	03/01/36	99,195
225,000	Johnson & Johnson	3.625	03/03/37	223,505
375,000	Johnson & Johnson	5.850	07/15/38	489,753
300,000	Johnson & Johnson	4.500	12/05/43	330,960
1,200,000	Johnson & Johnson	3.700	03/01/46	1,173,289
400,000	Johnson & Johnson	3.750	03/03/47	396,499
600,000	Life Technologies Corp	5.000	01/15/21	641,696
200,000	Merck & Co, Inc	1.100	01/31/18	199,593
550,000	Merck & Co, Inc	1.300	05/18/18	549,826
375,000	Merck & Co, Inc	1.850	02/10/20	375,727
1,500,000	Merck & Co, Inc	3.875	01/15/21	1,591,238
750,000	Merck & Co, Inc	2.350	02/10/22	750,618
85

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Merck & Co, Inc	2.400%	09/15/22	$198,563
1,100,000	Merck & Co, Inc	2.800	05/18/23	1,104,265
500,000	Merck & Co, Inc	2.750	02/10/25	493,547
100,000	Merck & Co, Inc	3.600	09/15/42	93,656
750,000	Merck & Co, Inc	4.150	05/18/43	769,109
1,350,000	Merck & Co, Inc	3.700	02/10/45	1,285,311
100,000	Mylan NV	3.000	12/15/18	101,154
350,000	Mylan NV	2.500	06/07/19	351,569
100,000	Mylan NV	3.750	12/15/20	102,571
500,000	Mylan NV	3.150	06/15/21	502,090
750,000	Mylan NV	3.950	06/15/26	734,042
750,000	Mylan NV	5.250	06/15/46	767,049
100,000	Mylan, Inc	2.550	03/28/19	100,375
200,000	Mylan, Inc	4.200	11/29/23	205,260
200,000	Mylan, Inc	5.400	11/29/43	207,751
500,000	Novartis Capital Corp	1.800	02/14/20	500,433
500,000	Novartis Capital Corp	2.400	05/17/22	496,946
300,000	Novartis Capital Corp	2.400	09/21/22	298,369
750,000	Novartis Capital Corp	3.400	05/06/24	773,813
500,000	Novartis Capital Corp	3.000	11/20/25	499,544
375,000	Novartis Capital Corp	3.100	05/17/27	372,902
400,000	Novartis Capital Corp	3.700	09/21/42	383,288
750,000	Novartis Capital Corp	4.400	05/06/44	799,959
500,000	Novartis Capital Corp	4.000	11/20/45	502,171
1,500,000	Novartis Securities Investment Ltd	5.125	02/10/19	1,593,585
100,000	Perrigo Co plc	2.300	11/08/18	100,487
100,000	Perrigo Co plc	4.000	11/15/23	101,799
100,000	Perrigo Co plc	5.300	11/15/43	102,423
225,000	Perrigo Finance plc	3.500	12/15/21	228,541
200,000	Perrigo Finance plc	3.900	12/15/24	199,291
300,000	Perrigo Finance plc	4.900	12/15/44	291,992
600,000	Perrigo Finance Unlimited Co	3.500	03/15/21	611,654
200,000	Perrigo Finance Unlimited Co	4.375	03/15/26	203,405
500,000	Pfizer, Inc	1.200	06/01/18	499,345
300,000	Pfizer, Inc	1.500	06/15/18	300,560
500,000	Pfizer, Inc	1.450	06/03/19	497,554
200,000	Pfizer, Inc	1.700	12/15/19	199,807
500,000	Pfizer, Inc	1.950	06/03/21	496,949
200,000	Pfizer, Inc	2.200	12/15/21	199,727
800,000	Pfizer, Inc	3.000	06/15/23	815,680
900,000	Pfizer, Inc	3.400	05/15/24	934,735
1,375,000	Pfizer, Inc	3.000	12/15/26	1,361,294
250,000	Pfizer, Inc	4.000	12/15/36	252,270
500,000	Pfizer, Inc	4.300	06/15/43	513,416
1,100,000	Pfizer, Inc	4.400	05/15/44	1,148,228
750,000	Pfizer, Inc	4.125	12/15/46	750,428
742,000	Sanofi	1.250	04/10/18	741,042
750,000	Sanofi	4.000	03/29/21	795,029
658,000	Teva Pharmaceutical Finance Co BV	2.950	12/18/22	642,454
1,100,000	Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	1,091,440
17,000	Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	18,825
675,000	Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/19	667,243
86

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,125,000	Teva Pharmaceutical Finance Netherlands III BV	2.200%	07/21/21	$1,082,376
2,000,000	Teva Pharmaceutical Finance Netherlands III BV	2.800	07/21/23	1,897,886
750,000	Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	691,061
1,075,000	Teva Pharmaceutical Finance Netherlands III BV	4.100	10/01/46	925,727
500,000	Wyeth LLC	5.450	04/01/17	500,000
1,000,000	Wyeth LLC	6.450	02/01/24	1,215,266
945,000	Wyeth LLC	5.950	04/01/37	1,166,824
125,000	Zoetis, Inc	1.875	02/01/18	125,072
100,000	Zoetis, Inc	3.450	11/13/20	102,416
650,000	Zoetis, Inc	3.250	02/01/23	656,330
100,000	Zoetis, Inc	4.500	11/13/25	107,705
600,000	Zoetis, Inc	4.700	02/01/43	611,216
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			122,139,911

REAL ESTATE - 0.7%
150,000	Alexandria Real Estate Equities, Inc	4.600	04/01/22	159,351
100,000	Alexandria Real Estate Equities, Inc	3.900	06/15/23	102,327
200,000	Alexandria Real Estate Equities, Inc	4.300	01/15/26	205,194
125,000	Alexandria Real Estate Equities, Inc	3.950	01/15/28	124,639
200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	206,317
100,000	American Campus Communities Operating Partnership LP	3.750	04/15/23	102,230
300,000	American Campus Communities Operating Partnership LP	4.125	07/01/24	308,768
1,150,000	American Tower Corp	4.500	01/15/18	1,174,501
150,000	American Tower Corp	3.300	02/15/21	152,092
200,000	American Tower Corp	3.450	09/15/21	203,586
500,000	American Tower Corp	2.250	01/15/22	482,466
200,000	American Tower Corp	4.700	03/15/22	214,167
250,000	American Tower Corp	3.500	01/31/23	251,445
800,000	American Tower Corp	5.000	02/15/24	863,765
300,000	American Tower Corp	4.000	06/01/25	303,510
200,000	American Tower Corp	4.400	02/15/26	206,875
200,000	American Tower Corp	3.375	10/15/26	190,667
500,000	American Tower Corp	3.125	01/15/27	467,949
200,000	AvalonBay Communities, Inc	3.625	10/01/20	207,318
225,000	AvalonBay Communities, Inc	2.950	09/15/22	225,579
200,000	AvalonBay Communities, Inc	3.500	11/15/24	202,343
200,000	AvalonBay Communities, Inc	3.450	06/01/25	200,876
150,000	AvalonBay Communities, Inc	3.500	11/15/25	150,570
200,000	AvalonBay Communities, Inc	2.950	05/11/26	191,729
100,000	AvalonBay Communities, Inc	2.900	10/15/26	95,139
750,000	Boston Properties LP	3.700	11/15/18	768,634
1,175,000	Boston Properties LP	4.125	05/15/21	1,235,433
500,000	Boston Properties LP	3.850	02/01/23	518,143
425,000	Boston Properties LP	3.125	09/01/23	421,695
200,000	Boston Properties LP	3.800	02/01/24	204,831
100,000	Boston Properties LP	3.650	02/01/26	99,599
400,000	Boston Properties LP	2.750	10/01/26	368,132
115,000	Brandywine Operating Partnership LP	5.700	05/01/17	115,346
150,000	Brixmor Operating Partnership LP	3.875	08/15/22	153,570
250,000	Brixmor Operating Partnership LP	3.250	09/15/23	244,173
87

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Brixmor Operating Partnership LP	3.850%	02/01/25	$197,366
100,000	Brixmor Operating Partnership LP	4.125	06/15/26	100,620
300,000	Brixmor Operating Partnership LP	3.900	03/15/27	294,307
200,000	Camden Property Trust	2.950	12/15/22	196,965
250,000	CBL & Associates LP	4.600	10/15/24	227,665
150,000	CBL & Associates LP	5.950	12/15/26	144,712
500,000	CBRE Services, Inc	4.875	03/01/26	520,230
975,000	CC Holdings GS V LLC	3.849	04/15/23	998,466
400,000	Columbia Property Trust Operating Partnership LP	3.650	08/15/26	383,982
200,000	Corporate Office Properties LP	3.700	06/15/21	203,799
350,000	Crown Castle International Corp	3.400	02/15/21	355,991
200,000	Crown Castle International Corp	2.250	09/01/21	194,409
750,000	Crown Castle International Corp	4.450	02/15/26	779,813
125,000	Crown Castle International Corp	3.700	06/15/26	122,656
100,000	Crown Castle International Corp	4.000	03/01/27	100,830
100,000	CubeSmart LP	4.375	12/15/23	104,395
200,000	CubeSmart LP	3.125	09/01/26	187,839
200,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	209,541
200,000	DDR Corp	3.500	01/15/21	202,210
500,000	DDR Corp	4.625	07/15/22	524,521
150,000	DDR Corp	4.250	02/01/26	149,063
200,000	Digital Realty Trust LP	3.400	10/01/20	205,093
200,000	Digital Realty Trust LP	3.950	07/01/22	208,269
300,000	Digital Realty Trust LP	3.625	10/01/22	306,069
200,000	Digital Realty Trust LP	4.750	10/01/25	211,062
200,000	Duke Realty LP	4.375	06/15/22	212,566
100,000	Duke Realty LP	3.875	10/15/22	103,906
100,000	Duke Realty LP	3.750	12/01/24	101,783
100,000	Duke Realty LP	3.250	06/30/26	96,926
100,000	EPR Properties	5.750	08/15/22	108,433
200,000	EPR Properties	4.750	12/15/26	201,159
200,000	Equity One, Inc	3.750	11/15/22	205,690
448,000	ERP Operating LP	4.625	12/15/21	482,911
700,000	ERP Operating LP	3.375	06/01/25	693,283
200,000	ERP Operating LP	2.850	11/01/26	188,549
300,000	ERP Operating LP	4.500	07/01/44	305,898
100,000	Essex Portfolio LP	3.625	08/15/22	102,448
100,000	Essex Portfolio LP	3.250	05/01/23	99,597
400,000	Essex Portfolio LP	3.500	04/01/25	396,221
100,000	Essex Portfolio LP	3.375	04/15/26	97,153
200,000	Federal Realty Investment Trust	3.950	01/15/24	207,604
100,000	Federal Realty Investment Trust	4.500	12/01/44	101,898
250,000	HCP, Inc	2.625	02/01/20	251,526
400,000	HCP, Inc	3.150	08/01/22	398,954
1,300,000	HCP, Inc	4.000	12/01/22	1,340,802
200,000	HCP, Inc	4.200	03/01/24	204,786
800,000	HCP, Inc	3.875	08/15/24	804,398
30,000	HCP, Inc	6.750	02/01/41	36,760
200,000	Health Care REIT, Inc	4.125	04/01/19	206,607
440,000	Health Care REIT, Inc	6.125	04/15/20	486,618
200,000	Health Care REIT, Inc	4.500	01/15/24	210,419
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	100,247
88

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Healthcare Trust of America Holdings LP	3.500%	08/01/26	$288,473
100,000	Highwoods Realty LP	3.875	03/01/27	98,882
400,000	Hospitality Properties Trust	4.250	02/15/21	415,578
100,000	Hospitality Properties Trust	5.000	08/15/22	106,504
300,000	Hospitality Properties Trust	4.500	06/15/23	310,247
200,000	Hospitality Properties Trust	4.650	03/15/24	203,751
100,000	Hospitality Properties Trust	4.950	02/15/27	102,671
600,000	Host Hotels & Resorts LP	3.750	10/15/23	604,580
200,000	Host Hotels & Resorts LP	3.875	04/01/24	201,475
200,000	Host Hotels & Resorts LP	4.000	06/15/25	200,452
100,000	Host Hotels & Resorts LP	4.500	02/01/26	103,443
250,000	Kilroy Realty LP	3.800	01/15/23	256,348
200,000	Kilroy Realty LP	4.250	08/15/29	202,638
200,000	Kimco Realty Corp	3.200	05/01/21	202,224
100,000	Kimco Realty Corp	3.400	11/01/22	100,916
300,000	Kimco Realty Corp	3.125	06/01/23	296,257
200,000	Kimco Realty Corp	2.700	03/01/24	189,580
200,000	Kimco Realty Corp	2.800	10/01/26	183,768
200,000	Kimco Realty Corp	3.800	04/01/27	198,764
200,000	Kimco Realty Corp	4.250	04/01/45	187,655
175,000	Kimco Realty Corp	4.125	12/01/46	161,561
220,000	Liberty Property LP	4.750	10/01/20	233,877
150,000	Liberty Property LP	4.125	06/15/22	157,031
100,000	Liberty Property LP	3.375	06/15/23	99,618
200,000	Liberty Property LP	4.400	02/15/24	210,659
100,000	Liberty Property LP	3.250	10/01/26	95,845
150,000	Mack-Cali Realty LP	4.500	04/18/22	152,047
200,000	Mid-America Apartments LP	4.300	10/15/23	211,040
100,000	Mid-America Apartments LP	4.000	11/15/25	102,595
100,000	National Retail Properties, Inc	3.800	10/15/22	103,229
100,000	National Retail Properties, Inc	3.300	04/15/23	99,981
300,000	National Retail Properties, Inc	3.900	06/15/24	307,622
100,000	National Retail Properties, Inc	4.000	11/15/25	101,968
100,000	National Retail Properties, Inc	3.600	12/15/26	98,650
200,000	OMEGA Healthcare Investors, Inc	4.375	08/01/23	202,654
200,000	OMEGA Healthcare Investors, Inc	4.500	01/15/25	199,580
300,000	OMEGA Healthcare Investors, Inc	5.250	01/15/26	313,178
200,000	OMEGA Healthcare Investors, Inc	4.500	04/01/27	196,139
200,000	OMEGA Healthcare Investors, Inc	4.750	01/15/28	197,516
200,000	Piedmont Operating Partnership LP	3.400	06/01/23	193,042
200,000	Piedmont Operating Partnership LP	4.450	03/15/24	203,836
100,000	Plum Creek Timberlands LP	4.700	03/15/21	106,199
300,000	Plum Creek Timberlands LP	3.250	03/15/23	301,202
350,000	ProLogis LP	2.750	02/15/19	354,722
201,000	ProLogis LP	3.350	02/01/21	206,949
150,000	ProLogis LP	4.250	08/15/23	159,406
200,000	ProLogis LP	3.750	11/01/25	204,362
200,000	Rayonier, Inc	3.750	04/01/22	199,882
150,000	Realty Income Corp	2.000	01/31/18	150,256
200,000	Realty Income Corp	3.250	10/15/22	201,922
89

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Realty Income Corp	4.650%	08/01/23	$538,646
200,000		Realty Income Corp	4.125	10/15/26	205,961
200,000		Realty Income Corp	3.000	01/15/27	187,571
200,000		Realty Income Corp	4.650	03/15/47	204,544
100,000		Regency Centers LP	3.600	02/01/27	99,207
100,000		Regency Centers LP	4.400	02/01/47	98,531
100,000		Select Income REIT	2.850	02/01/18	100,637
200,000		Select Income REIT	3.600	02/01/20	201,797
200,000		Select Income REIT	4.150	02/01/22	201,824
200,000		Select Income REIT	4.500	02/01/25	200,944
300,000		Senior Housing Properties Trust	3.250	05/01/19	301,327
100,000		Senior Housing Properties Trust	6.750	12/15/21	111,235
1,100,000		Simon Property Group LP	2.200	02/01/19	1,106,568
250,000		Simon Property Group LP	2.500	09/01/20	252,246
300,000		Simon Property Group LP	2.500	07/15/21	298,986
900,000		Simon Property Group LP	2.350	01/30/22	884,865
762,000		Simon Property Group LP	3.375	03/15/22	782,396
300,000		Simon Property Group LP	3.500	09/01/25	302,390
300,000		Simon Property Group LP	3.300	01/15/26	296,045
200,000		Simon Property Group LP	3.250	11/30/26	196,091
700,000		Simon Property Group LP	4.250	10/01/44	679,057
300,000		Simon Property Group LP	4.250	11/30/46	290,182
200,000		Sovran Acquisition LP	3.500	07/01/26	191,344
100,000		Tanger Properties LP	3.125	09/01/26	93,008
200,000		UDR, Inc	3.700	10/01/20	206,144
200,000		UDR, Inc	4.625	01/10/22	212,985
200,000		UDR, Inc	4.000	10/01/25	203,987
100,000	g,i	USB Realty Corp	2.169	12/30/49	85,000
175,000		Ventas Realty LP	2.000	02/15/18	175,258
300,000		Ventas Realty LP	4.750	06/01/21	321,122
850,000		Ventas Realty LP	3.250	08/15/22	855,191
200,000		Ventas Realty LP	3.100	01/15/23	198,674
200,000		Ventas Realty LP	3.125	06/15/23	197,390
350,000		Ventas Realty LP	3.750	05/01/24	351,527
120,000		Ventas Realty LP	4.125	01/15/26	121,741
200,000		Ventas Realty LP	3.250	10/15/26	189,752
300,000		Ventas Realty LP	4.375	02/01/45	280,979
200,000		Vornado Realty LP	2.500	06/30/19	201,114
100,000		Vornado Realty LP	5.000	01/15/22	107,845
100,000		Washington REIT	3.950	10/15/22	100,460
100,000		Weingarten Realty Investors	3.375	10/15/22	100,826
100,000		Weingarten Realty Investors	3.500	04/15/23	100,148
700,000		Welltower, Inc	4.000	06/01/25	709,451
600,000		Welltower, Inc	4.250	04/01/26	617,644
500,000		Weyerhaeuser Co	7.375	10/01/19	560,399
200,000		Weyerhaeuser Co	4.625	09/15/23	215,927
400,000		Weyerhaeuser Co	7.375	03/15/32	525,900
200,000		WP Carey, Inc	4.600	04/01/24	206,972
200,000		WP Carey, Inc	4.000	02/01/25	197,514
		TOTAL REAL ESTATE			50,850,100
90

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
RETAILING - 0.6%
$120,000		Advance Auto Parts, Inc	5.750%	05/01/20	$130,242
250,000		Advance Auto Parts, Inc	4.500	12/01/23	263,141
900,000		Amazon.com, Inc	2.600	12/05/19	917,770
300,000		Amazon.com, Inc	3.300	12/05/21	311,584
600,000		Amazon.com, Inc	2.500	11/29/22	597,507
300,000		Amazon.com, Inc	3.800	12/05/24	317,623
300,000		Amazon.com, Inc	4.800	12/05/34	332,121
600,000		Amazon.com, Inc	4.950	12/05/44	678,243
100,000		AutoNation, Inc	3.350	01/15/21	101,173
100,000		AutoNation, Inc	4.500	10/01/25	103,320
100,000		AutoZone, Inc	4.000	11/15/20	105,141
200,000		AutoZone, Inc	3.700	04/15/22	207,379
300,000		AutoZone, Inc	2.875	01/15/23	295,933
150,000		AutoZone, Inc	3.125	07/15/23	149,070
200,000		AutoZone, Inc	3.250	04/15/25	195,684
100,000		AutoZone, Inc	3.125	04/21/26	95,347
200,000		Bed Bath & Beyond, Inc	3.749	08/01/24	200,690
200,000		Bed Bath & Beyond, Inc	4.915	08/01/34	188,456
250,000		Bed Bath & Beyond, Inc	5.165	08/01/44	223,434
500,000		Best Buy Co, Inc	5.000	08/01/18	519,470
250,000		Costco Wholesale Corp	1.700	12/15/19	250,426
200,000		Costco Wholesale Corp	1.750	02/15/20	200,343
200,000		Costco Wholesale Corp	2.250	02/15/22	199,340
500,000		Dollar General Corp	1.875	04/15/18	500,446
300,000		Dollar General Corp	4.150	11/01/25	309,855
300,000	h	Dollar General Corp	3.875	04/15/27	300,196
300,000		Enable Midstream Partners LP	2.400	05/15/19	297,251
300,000		Enable Midstream Partners LP	3.900	05/15/24	292,753
200,000		Enable Midstream Partners LP	4.400	03/15/27	198,486
100,000		Enable Midstream Partners LP	5.000	05/15/44	91,208
800,000		Home Depot, Inc	2.000	06/15/19	806,138
400,000		Home Depot, Inc	3.950	09/15/20	425,505
500,000		Home Depot, Inc	2.000	04/01/21	497,677
350,000		Home Depot, Inc	4.400	04/01/21	379,283
400,000		Home Depot, Inc	2.625	06/01/22	403,216
500,000		Home Depot, Inc	2.700	04/01/23	504,615
300,000		Home Depot, Inc	3.750	02/15/24	317,780
100,000		Home Depot, Inc	3.350	09/15/25	102,834
900,000		Home Depot, Inc	3.000	04/01/26	898,333
1,300,000		Home Depot, Inc	2.125	09/15/26	1,206,169
960,000		Home Depot, Inc	5.875	12/16/36	1,215,394
500,000		Home Depot, Inc	4.200	04/01/43	515,058
300,000		Home Depot, Inc	4.875	02/15/44	340,421
500,000		Home Depot, Inc	4.400	03/15/45	530,035
600,000		Home Depot, Inc	4.250	04/01/46	624,560
675,000		Home Depot, Inc	3.500	09/15/56	587,582
500,000		JD.com, Inc	3.875	04/29/26	489,087
200,000		Kohl’s Corp	3.250	02/01/23	190,574
200,000		Kohl’s Corp	4.750	12/15/23	205,023
200,000		Kohl’s Corp	4.250	07/17/25	191,997
200,000		Kohl’s Corp	5.550	07/17/45	180,868
300,000		Lowe’s Cos, Inc	1.150	04/15/19	296,488
91

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Lowe’s Cos, Inc	3.800%	11/15/21	$211,330
850,000	Lowe’s Cos, Inc	3.120	04/15/22	876,967
300,000	Lowe’s Cos, Inc	3.875	09/15/23	319,046
400,000	Lowe’s Cos, Inc	3.125	09/15/24	407,306
100,000	Lowe’s Cos, Inc	3.375	09/15/25	102,124
500,000	Lowe’s Cos, Inc	2.500	04/15/26	474,873
200,000	Lowe’s Cos, Inc	6.875	02/15/28	262,035
175,000	Lowe’s Cos, Inc	5.500	10/15/35	206,711
150,000	Lowe’s Cos, Inc	5.800	04/15/40	182,584
150,000	Lowe’s Cos, Inc	5.125	11/15/41	171,305
100,000	Lowe’s Cos, Inc	4.650	04/15/42	106,586
300,000	Lowe’s Cos, Inc	5.000	09/15/43	339,391
200,000	Lowe’s Cos, Inc	4.250	09/15/44	202,092
200,000	Lowe’s Cos, Inc	4.375	09/15/45	206,651
1,075,000	Lowe’s Cos, Inc	3.700	04/15/46	997,717
200,000	Macy’s Retail Holdings, Inc	3.450	01/15/21	200,861
250,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	247,519
125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	116,931
200,000	Macy’s Retail Holdings, Inc	4.375	09/01/23	199,151
300,000	Macy’s Retail Holdings, Inc	3.625	06/01/24	286,131
400,000	Macy’s Retail Holdings, Inc	6.900	04/01/29	427,992
200,000	Macy’s Retail Holdings, Inc	4.500	12/15/34	173,824
200,000	Macy’s Retail Holdings, Inc	6.375	03/15/37	203,449
300,000	Nordstrom, Inc	6.250	01/15/18	311,116
30,000	Nordstrom, Inc	4.750	05/01/20	31,912
100,000	Nordstrom, Inc	4.000	10/15/21	104,035
200,000	Nordstrom, Inc	4.000	03/15/27	199,176
531,000	Nordstrom, Inc	5.000	01/15/44	501,473
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	160,442
100,000	O’Reilly Automotive, Inc	3.800	09/01/22	103,795
200,000	O’Reilly Automotive, Inc	3.850	06/15/23	207,296
300,000	Priceline Group, Inc	3.650	03/15/25	301,846
300,000	Priceline Group, Inc	3.600	06/01/26	296,971
200,000	QVC, Inc	3.125	04/01/19	203,075
100,000	QVC, Inc	5.125	07/02/22	104,960
100,000	QVC, Inc	4.375	03/15/23	100,275
500,000	QVC, Inc	4.850	04/01/24	502,957
200,000	QVC, Inc	4.450	02/15/25	193,927
150,000	QVC, Inc	5.950	03/15/43	137,670
150,000	Staples, Inc	2.750	01/12/18	150,750
150,000	Staples, Inc	4.375	01/12/23	152,439
1,150,000	Target Corp	3.875	07/15/20	1,212,773
900,000	Target Corp	2.900	01/15/22	916,402
500,000	Target Corp	3.500	07/01/24	511,994
800,000	Target Corp	2.500	04/15/26	747,574
850,000	Target Corp	4.000	07/01/42	825,026
225,000	Target Corp	3.625	04/15/46	203,010
300,000	TJX Cos, Inc	2.750	06/15/21	305,178
300,000	TJX Cos, Inc	2.500	05/15/23	295,351
300,000	TJX Cos, Inc	2.250	09/15/26	275,466
350,000	Wal-Mart Stores, Inc	1.125	04/11/18	349,372
300,000	Wal-Mart Stores, Inc	1.950	12/15/18	302,469
1,400,000	Wal-Mart Stores, Inc	3.250	10/25/20	1,461,506
1,950,000	Wal-Mart Stores, Inc	4.250	04/15/21	2,112,536
92

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Wal-Mart Stores, Inc	2.550%	04/11/23	$1,000,013
800,000		Wal-Mart Stores, Inc	3.300	04/22/24	830,656
69,000		Wal-Mart Stores, Inc	7.550	02/15/30	99,742
1,095,000		Wal-Mart Stores, Inc	5.250	09/01/35	1,291,178
160,000		Wal-Mart Stores, Inc	6.500	08/15/37	214,126
900,000		Wal-Mart Stores, Inc	6.200	04/15/38	1,173,146
65,000		Wal-Mart Stores, Inc	5.625	04/01/40	79,830
345,000		Wal-Mart Stores, Inc	5.000	10/25/40	394,825
1,850,000		Wal-Mart Stores, Inc	4.000	04/11/43	1,849,415
900,000		Wal-Mart Stores, Inc	4.750	10/02/43	1,000,507
650,000		Wal-Mart Stores, Inc	4.300	04/22/44	678,743
		TOTAL RETAILING			48,299,798

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
200,000		Altera Corp	4.100	11/15/23	215,806
100,000		Analog Devices, Inc	2.500	12/05/21	99,031
500,000		Analog Devices, Inc	2.875	06/01/23	492,467
325,000		Analog Devices, Inc	3.125	12/05/23	323,358
175,000		Analog Devices, Inc	3.500	12/05/26	173,297
100,000		Analog Devices, Inc	4.500	12/05/36	100,041
200,000		Analog Devices, Inc	5.300	12/15/45	220,535
250,000		Intel Corp	2.450	07/29/20	253,987
400,000		Intel Corp	1.700	05/19/21	391,553
1,250,000		Intel Corp	3.100	07/29/22	1,284,558
1,250,000		Intel Corp	2.700	12/15/22	1,254,532
250,000		Intel Corp	3.700	07/29/25	261,346
900,000		Intel Corp	2.600	05/19/26	863,257
500,000		Intel Corp	4.000	12/15/32	524,302
500,000		Intel Corp	4.800	10/01/41	552,419
975,000		Intel Corp	4.900	07/29/45	1,091,096
400,000		Intel Corp	4.100	05/19/46	399,032
200,000		Maxim Integrated Products, Inc	2.500	11/15/18	201,621
200,000		Maxim Integrated Products, Inc	3.375	03/15/23	200,776
225,000		NVIDIA Corp	2.200	09/16/21	220,355
300,000		NVIDIA Corp	3.200	09/16/26	290,955
200,000		Texas Instruments, Inc	1.000	05/01/18	199,164
200,000		Texas Instruments, Inc	1.650	08/03/19	199,622
300,000		Texas Instruments, Inc	1.750	05/01/20	297,658
200,000		Texas Instruments, Inc	2.250	05/01/23	194,135
400,000		Xilinx, Inc	3.000	03/15/21	406,452
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			10,711,355

SOFTWARE & SERVICES - 1.0%
175,000	g	Activision Blizzard, Inc	2.300	09/15/21	171,331
200,000	g	Activision Blizzard, Inc	3.400	09/15/26	195,282
20,000		Adobe Systems, Inc	4.750	02/01/20	21,523
775,000		Adobe Systems, Inc	3.250	02/01/25	782,863
250,000		Autodesk, Inc	4.375	06/15/25	257,595
500,000		Automatic Data Processing, Inc	2.250	09/15/20	505,675
500,000		Automatic Data Processing, Inc	3.375	09/15/25	515,907
750,000		Baidu, Inc	2.750	06/09/19	756,751
500,000		Baidu, Inc	3.000	06/30/20	506,957
200,000		Baidu, Inc	3.500	11/28/22	203,895
300,000		Baidu, Inc	4.125	06/30/25	312,467
93

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	CA, Inc	2.875%	08/15/18	$253,287
300,000	CA, Inc	5.375	12/01/19	324,092
250,000	CA, Inc	3.600	08/15/22	253,645
150,000	CA, Inc	4.700	03/15/27	155,158
200,000	Computer Sciences Corp	4.450	09/15/22	210,150
300,000	Electronic Arts, Inc	3.700	03/01/21	311,361
300,000	Expedia, Inc	7.456	08/15/18	321,234
300,000	Expedia, Inc	4.500	08/15/24	314,007
200,000	Expedia, Inc	5.000	02/15/26	213,729
250,000	Fidelity National Information Services, Inc	2.000	04/15/18	250,514
500,000	Fidelity National Information Services, Inc	2.850	10/15/18	506,872
500,000	Fidelity National Information Services, Inc	2.250	08/15/21	489,586
500,000	Fidelity National Information Services, Inc	4.500	10/15/22	533,505
600,000	Fidelity National Information Services, Inc	3.875	06/05/24	616,468
500,000	Fidelity National Information Services, Inc	5.000	10/15/25	543,760
300,000	Fidelity National Information Services, Inc	3.000	08/15/26	282,627
300,000	Fidelity National Information Services, Inc	4.500	08/15/46	291,113
550,000	Fiserv, Inc	3.500	10/01/22	563,946
500,000	Fiserv, Inc	3.850	06/01/25	513,299
500,000	International Business Machines Corp	1.950	02/12/19	503,652
200,000	International Business Machines Corp	1.875	05/15/19	201,057
1,250,000	International Business Machines Corp	1.800	05/17/19	1,255,398
800,000	International Business Machines Corp	8.375	11/01/19	930,634
300,000	International Business Machines Corp	1.900	01/27/20	301,050
300,000	International Business Machines Corp	1.625	05/15/20	297,662
250,000	International Business Machines Corp	2.250	02/19/21	251,149
500,000	International Business Machines Corp	2.900	11/01/21	512,650
300,000	International Business Machines Corp	2.500	01/27/22	302,153
300,000	International Business Machines Corp	1.875	08/01/22	290,181
500,000	International Business Machines Corp	2.875	11/09/22	505,756
700,000	International Business Machines Corp	3.375	08/01/23	726,037
500,000	International Business Machines Corp	3.625	02/12/24	523,955
400,000	International Business Machines Corp	7.000	10/30/25	512,879
500,000	International Business Machines Corp	3.450	02/19/26	511,937
300,000	International Business Machines Corp	3.300	01/27/27	301,900
19,000	International Business Machines Corp	5.600	11/30/39	23,399
835,000	International Business Machines Corp	4.000	06/20/42	835,209
500,000	International Business Machines Corp	4.700	02/19/46	548,505
200,000	Juniper Networks, Inc	3.125	02/26/19	203,742
175,000	Juniper Networks, Inc	4.600	03/15/21	186,567
200,000	Juniper Networks, Inc	4.500	03/15/24	209,693
250,000	Juniper Networks, Inc	4.350	06/15/25	256,738
500,000	Microsoft Corp	1.300	11/03/18	499,855
400,000	Microsoft Corp	1.625	12/06/18	401,648
925,000	Microsoft Corp	4.200	06/01/19	978,462
1,000,000	Microsoft Corp	1.100	08/08/19	988,985
1,000,000	Microsoft Corp	1.850	02/06/20	1,002,110
300,000	Microsoft Corp	1.850	02/12/20	300,786
540,000	Microsoft Corp	3.000	10/01/20	559,836
500,000	Microsoft Corp	2.000	11/03/20	501,599
450,000	Microsoft Corp	4.000	02/08/21	482,064
850,000	Microsoft Corp	1.550	08/08/21	828,697
1,000,000	Microsoft Corp	2.400	02/06/22	1,005,898
1,300,000	Microsoft Corp	2.375	02/12/22	1,302,915
94

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Microsoft Corp	2.650%	11/03/22	$504,327
400,000		Microsoft Corp	2.125	11/15/22	392,030
1,000,000		Microsoft Corp	2.000	08/08/23	960,413
400,000		Microsoft Corp	3.625	12/15/23	421,320
1,000,000		Microsoft Corp	2.875	02/06/24	1,006,163
500,000		Microsoft Corp	2.700	02/12/25	491,292
750,000		Microsoft Corp	3.125	11/03/25	757,130
2,300,000		Microsoft Corp	2.400	08/08/26	2,174,675
725,000		Microsoft Corp	3.300	02/06/27	736,689
925,000		Microsoft Corp	4.200	11/03/35	969,558
2,000,000		Microsoft Corp	3.450	08/08/36	1,895,422
575,000		Microsoft Corp	4.100	02/06/37	591,236
500,000		Microsoft Corp	3.500	11/15/42	454,210
300,000		Microsoft Corp	3.750	05/01/43	284,681
750,000		Microsoft Corp	3.750	02/12/45	710,246
575,000		Microsoft Corp	4.450	11/03/45	607,258
1,000,000		Microsoft Corp	3.700	08/08/46	936,723
1,350,000		Microsoft Corp	4.250	02/06/47	1,383,388
1,750,000		Microsoft Corp	4.000	02/12/55	1,651,949
500,000		Microsoft Corp	4.750	11/03/55	535,812
1,000,000		Microsoft Corp	3.950	08/08/56	931,002
1,500,000		Microsoft Corp	4.500	02/06/57	1,543,698
320,000		Oracle Corp	5.750	04/15/18	334,052
750,000		Oracle Corp	2.375	01/15/19	760,262
750,000		Oracle Corp	2.250	10/08/19	759,107
1,365,000		Oracle Corp	3.875	07/15/20	1,444,799
500,000		Oracle Corp	2.800	07/08/21	510,191
1,000,000		Oracle Corp	1.900	09/15/21	982,885
1,300,000		Oracle Corp	2.500	05/15/22	1,296,242
1,725,000		Oracle Corp	2.500	10/15/22	1,715,844
1,000,000		Oracle Corp	2.400	09/15/23	971,731
750,000		Oracle Corp	3.400	07/08/24	769,958
1,250,000		Oracle Corp	2.950	05/15/25	1,233,715
2,334,000		Oracle Corp	2.650	07/15/26	2,222,211
400,000		Oracle Corp	3.250	05/15/30	394,662
1,250,000		Oracle Corp	4.300	07/08/34	1,297,938
500,000		Oracle Corp	3.900	05/15/35	493,638
1,000,000		Oracle Corp	3.850	07/15/36	979,126
470,000		Oracle Corp	6.125	07/08/39	593,136
500,000		Oracle Corp	4.500	07/08/44	514,911
1,500,000		Oracle Corp	4.000	07/15/46	1,430,585
500,000		Oracle Corp	4.375	05/15/55	487,552
250,000		Total System Services, Inc	2.375	06/01/18	251,029
250,000		Total System Services, Inc	3.800	04/01/21	258,514
125,000		Total System Services, Inc	3.750	06/01/23	125,431
300,000		Total System Services, Inc	4.800	04/01/26	322,898
100,000		Western Union Co	3.650	08/22/18	102,344
400,000		Western Union Co	5.253	04/01/20	429,042
200,000		Western Union Co	3.600	03/15/22	201,404
415,000		Xerox Corp	2.750	09/01/20	411,168
1,167,000	g	Xerox Corp	4.070	03/17/22	1,185,211
200,000		Xerox Corp	6.750	12/15/39	206,956
		TOTAL SOFTWARE & SERVICES			72,849,121
95

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
$100,000		Alphabet, Inc	3.625%	05/19/21	$106,169
500,000		Alphabet, Inc	3.375	02/25/24	521,796
1,000,000		Alphabet, Inc	1.998	08/15/26	923,425
200,000		Amphenol Corp	2.550	01/30/19	202,553
225,000		Amphenol Corp	2.200	04/01/20	225,045
125,000		Amphenol Corp	3.125	09/15/21	127,568
150,000		Amphenol Corp	4.000	02/01/22	158,047
200,000		Amphenol Corp	3.200	04/01/24	200,256
500,000		Apple, Inc	1.300	02/23/18	500,170
500,000		Apple, Inc	1.550	02/08/19	500,865
325,000		Apple, Inc	1.700	02/22/19	326,262
1,000,000		Apple, Inc	2.100	05/06/19	1,010,769
1,000,000		Apple, Inc	1.100	08/02/19	988,026
500,000		Apple, Inc	1.900	02/07/20	501,319
2,500,000		Apple, Inc	2.250	02/23/21	2,507,352
2,000,000		Apple, Inc	1.550	08/04/21	1,939,530
750,000		Apple, Inc	2.150	02/09/22	742,289
500,000		Apple, Inc	2.500	02/09/22	502,161
750,000		Apple, Inc	2.700	05/13/22	758,325
400,000		Apple, Inc	2.850	02/23/23	403,612
750,000		Apple, Inc	3.000	02/09/24	756,274
2,250,000		Apple, Inc	3.450	05/06/24	2,325,269
750,000		Apple, Inc	2.500	02/09/25	725,511
750,000		Apple, Inc	3.200	05/13/25	757,620
1,350,000		Apple, Inc	3.250	02/23/26	1,363,621
1,000,000		Apple, Inc	2.450	08/04/26	945,842
750,000		Apple, Inc	3.350	02/09/27	757,002
375,000		Apple, Inc	4.500	02/23/36	405,052
750,000		Apple, Inc	4.450	05/06/44	775,354
1,350,000		Apple, Inc	3.450	02/09/45	1,209,333
800,000		Apple, Inc	4.375	05/13/45	819,362
1,250,000		Apple, Inc	4.650	02/23/46	1,340,369
750,000		Apple, Inc	3.850	08/04/46	713,946
1,000,000		Apple, Inc	4.250	02/09/47	1,011,745
1,000,000	g	Broadcom Corp	2.375	01/15/20	999,770
1,500,000	g	Broadcom Corp	3.000	01/15/22	1,495,485
1,100,000	g	Broadcom Corp	3.625	01/15/24	1,107,868
1,750,000	g	Broadcom Corp	3.875	01/15/27	1,761,032
300,000		Cisco Systems, Inc	1.400	02/28/18	300,021
400,000		Cisco Systems, Inc	1.650	06/15/18	401,234
300,000		Cisco Systems, Inc	1.600	02/28/19	300,394
200,000		Cisco Systems, Inc	1.400	09/20/19	198,365
1,900,000		Cisco Systems, Inc	4.450	01/15/20	2,033,486
400,000		Cisco Systems, Inc	2.450	06/15/20	406,398
400,000		Cisco Systems, Inc	2.200	02/28/21	400,136
1,250,000		Cisco Systems, Inc	2.900	03/04/21	1,283,283
300,000		Cisco Systems, Inc	1.850	09/20/21	294,178
400,000		Cisco Systems, Inc	3.000	06/15/22	409,495
500,000		Cisco Systems, Inc	2.600	02/28/23	498,106
300,000		Cisco Systems, Inc	2.200	09/20/23	290,405
1,100,000		Cisco Systems, Inc	3.625	03/04/24	1,156,425
400,000		Cisco Systems, Inc	3.500	06/15/25	415,096
500,000		Cisco Systems, Inc	2.950	02/28/26	495,578
96

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		Cisco Systems, Inc	2.500%	09/20/26	$1,424,039
600,000		Cisco Systems, Inc	5.900	02/15/39	766,175
2,650,000	g	Diamond Finance Corp	3.480	06/01/19	2,716,679
1,175,000	g	Diamond Finance Corp	4.420	06/15/21	1,228,634
1,000,000	g	Diamond Finance Corp	5.450	06/15/23	1,078,808
1,000,000	g	Diamond Finance Corp	6.020	06/15/26	1,092,224
1,000,000	g	Diamond Finance Corp	8.100	07/15/36	1,256,414
1,000,000	g	Diamond Finance Corp	8.350	07/15/46	1,297,466
300,000		Flextronics International Ltd	4.750	06/15/25	314,999
1,725,000		General Electric Co	2.700	10/09/22	1,738,169
2,875,000		General Electric Co	4.125	10/09/42	2,932,109
850,000		General Electric Co	4.500	03/11/44	912,608
300,000		Harris Corp	1.999	04/27/18	300,396
205,000		Harris Corp	2.700	04/27/20	206,861
300,000		Harris Corp	4.400	12/15/20	318,864
300,000		Harris Corp	4.854	04/27/35	320,401
300,000		Harris Corp	5.054	04/27/45	328,150
113,000		Hewlett-Packard Co	3.750	12/01/20	117,562
200,000		Hewlett-Packard Co	4.375	09/15/21	211,486
100,000		Hewlett-Packard Co	4.650	12/09/21	107,129
200,000		Hewlett-Packard Co	4.050	09/15/22	208,842
850,000		Hewlett-Packard Co	6.000	09/15/41	864,194
1,000,000		Jabil Circuit, Inc	4.700	09/15/22	1,030,000
300,000		Koninklijke Philips Electronics NV	5.000	03/15/42	314,641
800,000		Koninklijke Philips NV	3.750	03/15/22	833,736
420,000		L-3 Communications Corp	5.200	10/15/19	450,017
300,000		L-3 Communications Corp	4.950	02/15/21	322,324
52,000		L-3 Communications Corp	3.950	05/28/24	53,564
600,000		L-3 Communications Corp	3.850	12/15/26	608,282
100,000		Motorola Solutions, Inc	3.500	09/01/21	101,016
200,000		Motorola Solutions, Inc	3.750	05/15/22	203,027
250,000		Motorola Solutions, Inc	3.500	03/01/23	246,000
200,000		Motorola Solutions, Inc	4.000	09/01/24	200,336
200,000		Motorola Solutions, Inc	5.500	09/01/44	192,820
200,000		NetApp, Inc	3.375	06/15/21	204,056
200,000		Pitney Bowes, Inc	3.375	10/01/21	196,528
500,000		Pitney Bowes, Inc	4.625	03/15/24	493,654
500,000		QUALCOMM, Inc	1.400	05/18/18	499,825
1,400,000		QUALCOMM, Inc	2.250	05/20/20	1,403,063
500,000		QUALCOMM, Inc	3.000	05/20/22	505,932
500,000		QUALCOMM, Inc	3.450	05/20/25	507,219
500,000		QUALCOMM, Inc	4.650	05/20/35	519,297
500,000		QUALCOMM, Inc	4.800	05/20/45	521,390
500,000	g	Seagate HDD Cayman	4.250	03/01/22	494,982
750,000		Seagate HDD Cayman	4.750	01/01/25	734,531
200,000		Seagate HDD Cayman	4.875	06/01/27	187,218
200,000		Seagate HDD Cayman	5.750	12/01/34	181,000
200,000		Tech Data Corp	3.700	02/15/22	201,041
200,000		Tech Data Corp	4.950	02/15/27	201,870
200,000		Telefonaktiebolaget LM Ericsson	4.125	05/15/22	204,067
200,000		Tyco Electronics Group S.A.	2.375	12/17/18	201,767
200,000		Tyco Electronics Group S.A.	2.350	08/01/19	201,146
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	257,560
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	201,594
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	102,172
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			73,616,478
97

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
TELECOMMUNICATION SERVICES - 1.4%
$500,000	Alibaba Group Holding Ltd	2.500%	11/28/19	$502,777
500,000	Alibaba Group Holding Ltd	3.125	11/28/21	505,667
1,250,000	Alibaba Group Holding Ltd	3.600	11/28/24	1,260,879
500,000	Alibaba Group Holding Ltd	4.500	11/28/34	519,366
1,430,000	America Movil SAB de C.V.	5.000	03/30/20	1,532,606
950,000	America Movil SAB de C.V.	3.125	07/16/22	957,053
440,000	America Movil SAB de C.V.	6.125	03/30/40	513,208
1,125,000	America Movil SAB de C.V.	4.375	07/16/42	1,069,663
500,000	AT&T, Inc	1.750	01/15/18	500,319
300,000	AT&T, Inc	2.375	11/27/18	301,939
950,000	AT&T, Inc	5.800	02/15/19	1,014,375
1,000,000	AT&T, Inc	2.300	03/11/19	1,004,782
285,000	AT&T, Inc	5.200	03/15/20	307,856
900,000	AT&T, Inc	2.450	06/30/20	899,822
500,000	AT&T, Inc	4.600	02/15/21	531,938
1,250,000	AT&T, Inc	2.800	02/17/21	1,253,601
1,050,000	AT&T, Inc	5.000	03/01/21	1,132,733
500,000	AT&T, Inc	4.450	05/15/21	532,508
4,300,000	AT&T, Inc	3.000	02/15/22	4,289,590
500,000	AT&T, Inc	3.200	03/01/22	503,774
250,000	AT&T, Inc	3.800	03/15/22	258,562
2,500,000	AT&T, Inc	3.000	06/30/22	2,485,390
1,250,000	AT&T, Inc	3.600	02/17/23	1,265,837
500,000	AT&T, Inc	3.800	03/01/24	505,352
1,000,000	AT&T, Inc	4.450	04/01/24	1,045,351
1,500,000	AT&T, Inc	3.400	05/15/25	1,451,430
1,250,000	AT&T, Inc	4.125	02/17/26	1,267,500
1,300,000	AT&T, Inc	4.250	03/01/27	1,318,915
1,175,000	AT&T, Inc	4.500	05/15/35	1,105,835
500,000	AT&T, Inc	5.250	03/01/37	509,238
145,000	AT&T, Inc	6.000	08/15/40	158,921
92,000	AT&T, Inc	5.350	09/01/40	94,505
100,000	AT&T, Inc	6.375	03/01/41	114,219
550,000	AT&T, Inc	5.150	03/15/42	545,547
2,366,000	AT&T, Inc	4.300	12/15/42	2,103,092
1,250,000	AT&T, Inc	4.800	06/15/44	1,170,989
2,854,000	AT&T, Inc	4.350	06/15/45	2,508,001
1,025,000	AT&T, Inc	4.750	05/15/46	959,444
750,000	AT&T, Inc	5.650	02/15/47	786,436
1,100,000	AT&T, Inc	5.450	03/01/47	1,119,986
1,425,000	AT&T, Inc	4.500	03/09/48	1,276,075
955,000	AT&T, Inc	4.550	03/09/49	856,400
500,000	AT&T, Inc	5.700	03/01/57	516,389
1,085,000	British Telecommunications plc	2.350	02/14/19	1,090,900
1,150,000	British Telecommunications plc	9.125	12/15/30	1,725,407
2,850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	3,090,882
1,240,000	Deutsche Telekom International Finance BV	8.750	06/15/30	1,810,844
1,200,000	France Telecom S.A.	4.125	09/14/21	1,265,312
745,000	France Telecom S.A.	9.000	03/01/31	1,094,474
600,000	France Telecom S.A.	5.375	01/13/42	665,229
98

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Koninklijke KPN NV	8.375%	10/01/30	$335,038
500,000		Orange S.A.	1.625	11/03/19	492,885
400,000		Orange S.A.	5.500	02/06/44	454,666
1,265,000		Qwest Corp	6.750	12/01/21	1,386,615
125,000		Rogers Communications, Inc	4.500	03/15/43	124,097
600,000		Rogers Communications, Inc	6.800	08/15/18	640,357
200,000		Rogers Communications, Inc	4.100	10/01/23	210,427
300,000		Rogers Communications, Inc	3.625	12/15/25	302,667
200,000		Rogers Communications, Inc	2.900	11/15/26	188,348
300,000		Rogers Communications, Inc	5.450	10/01/43	339,846
600,000		Rogers Communications, Inc	5.000	03/15/44	644,570
900,000		Telefonica Emisiones SAU	3.192	04/27/18	911,657
2,020,000		Telefonica Emisiones SAU	5.134	04/27/20	2,175,570
1,000,000		Telefonica Emisiones SAU	4.570	04/27/23	1,068,857
1,175,000		Telefonica Emisiones SAU	4.103	03/08/27	1,182,618
300,000		Telefonica Emisiones SAU	7.045	06/20/36	371,180
500,000		Telefonica Emisiones SAU	5.213	03/08/47	507,865
392,000		Telefonica Europe BV	8.250	09/15/30	532,853
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	107,989
200,000		TELUS Corp	2.800	02/16/27	187,389
200,000		TELUS Corp	3.700	09/15/27	200,189
2,500,000		Verizon Communications, Inc	4.500	09/15/20	2,665,718
500,000		Verizon Communications, Inc	3.450	03/15/21	513,510
950,000		Verizon Communications, Inc	3.500	11/01/21	974,602
6,581,000	g	Verizon Communications, Inc	2.946	03/15/22	6,552,202
750,000		Verizon Communications, Inc	3.125	03/16/22	752,492
1,350,000		Verizon Communications, Inc	4.150	03/15/24	1,400,485
2,500,000		Verizon Communications, Inc	3.500	11/01/24	2,478,770
750,000		Verizon Communications, Inc	2.625	08/15/26	684,782
750,000		Verizon Communications, Inc	4.125	03/16/27	762,870
3,000,000		Verizon Communications, Inc	4.400	11/01/34	2,838,249
3,400,000		Verizon Communications, Inc	4.272	01/15/36	3,139,325
1,150,000		Verizon Communications, Inc	4.750	11/01/41	1,099,792
1,425,000		Verizon Communications, Inc	3.850	11/01/42	1,192,763
750,000		Verizon Communications, Inc	5.500	03/16/47	786,269
1,818,000		Verizon Communications, Inc	4.522	09/15/48	1,654,751
284,000	g	Verizon Communications, Inc	5.012	04/15/49	276,170
2,676,000		Verizon Communications, Inc	5.012	08/21/54	2,546,086
3,654,000		Verizon Communications, Inc	4.672	03/15/55	3,265,178
1,500,000		Vodafone Group plc	5.450	06/10/19	1,606,013
650,000		Vodafone Group plc	4.375	03/16/21	690,016
500,000		Vodafone Group plc	2.500	09/26/22	487,921
800,000		Vodafone Group plc	2.950	02/19/23	785,987
150,000		Vodafone Group plc	6.150	02/27/37	172,400
1,200,000		Vodafone Group plc	4.375	02/19/43	1,096,880
		TOTAL TELECOMMUNICATION SERVICES			104,089,832
99

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
TRANSPORTATION - 0.7%
$500,000	ABB Finance USA, Inc	2.875%	05/08/22	$505,600
150,000	ABB Finance USA, Inc	4.375	05/08/42	157,401
300,000	American Airlines 2017- Class AA Pass Through Trust	3.650	02/15/29	301,215
400,000	American Airlines, Inc	3.000	10/15/28	383,000
700,000	Boeing Capital Corp	2.900	08/15/18	712,854
625,000	Boeing Co	0.950	05/15/18	623,013
500,000	Boeing Co	2.850	10/30/24	500,202
400,000	Boeing Co	2.600	10/30/25	389,530
200,000	Boeing Co	2.250	06/15/26	189,305
250,000	Boeing Co	2.800	03/01/27	244,368
350,000	Boeing Co	5.875	02/15/40	447,976
300,000	Boeing Co	3.375	06/15/46	273,772
250,000	Boeing Co	3.650	03/01/47	238,612
555,000	Burlington Northern Santa Fe LLC	4.700	10/01/19	592,607
300,000	Burlington Northern Santa Fe LLC	3.050	03/15/22	307,273
150,000	Burlington Northern Santa Fe LLC	3.050	09/01/22	153,514
500,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	529,436
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	526,570
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	154,163
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	298,620
700,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	729,094
150,000	Burlington Northern Santa Fe LLC	3.250	06/15/27	151,101
360,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	436,747
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	279,496
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	205,979
500,000	Burlington Northern Santa Fe LLC	5.150	09/01/43	570,336
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	550,729
300,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	316,285
500,000	Burlington Northern Santa Fe LLC	4.150	04/01/45	499,994
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	217,222
750,000	Burlington Northern Santa Fe LLC	3.900	08/01/46	719,639
400,000	Burlington Northern Santa Fe LLC	4.125	06/15/47	398,746
200,000	Canadian National Railway Co	5.550	05/15/18	208,776
200,000	Canadian National Railway Co	5.550	03/01/19	213,808
100,000	Canadian National Railway Co	2.850	12/15/21	101,889
300,000	Canadian National Railway Co	2.250	11/15/22	293,211
200,000	Canadian National Railway Co	2.950	11/21/24	201,749
200,000	Canadian National Railway Co	6.900	07/15/28	265,784
200,000	Canadian National Railway Co	6.250	08/01/34	254,978
250,000	Canadian National Railway Co	3.500	11/15/42	229,579
100,000	Canadian National Railway Co	4.500	11/07/43	105,048
400,000	Canadian National Railway Co	3.200	08/02/46	350,156
200,000	Canadian Pacific Railway Co	7.250	05/15/19	221,087
1,300,000	Canadian Pacific Railway Co	2.900	02/01/25	1,274,597
200,000	Canadian Pacific Railway Co	7.125	10/15/31	269,934
250,000	Canadian Pacific Railway Co	5.950	05/15/37	301,612
100,000	Canadian Pacific Railway Co	4.800	08/01/45	108,026
200,000	Canadian Pacific Railway Co	6.125	09/15/15	241,285
200,000	Carnival Corp	3.950	10/15/20	210,400
312,330	Continental Airlines, Inc	4.750	01/12/21	328,727
25,651	Continental Airlines, Inc	5.983	04/19/22	28,216
413,867	Continental Airlines, Inc	4.150	04/11/24	433,285
169,440	Continental Airlines, Inc	4.000	10/29/24	176,006
125,000	CSX Corp	3.700	11/01/23	130,284
100

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	CSX Corp	3.400%	08/01/24	$304,285
200,000	CSX Corp	3.350	11/01/25	200,432
1,200,000	CSX Corp	2.600	11/01/26	1,125,214
100,000	CSX Corp	6.000	10/01/36	121,406
200,000	CSX Corp	6.150	05/01/37	245,717
400,000	CSX Corp	5.500	04/15/41	457,940
350,000	CSX Corp	4.400	03/01/43	349,010
100,000	CSX Corp	4.100	03/15/44	95,947
175,000	CSX Corp	3.800	11/01/46	159,512
200,000	CSX Corp	3.950	05/01/50	182,590
300,000	CSX Corp	4.500	08/01/54	291,667
150,000	CSX Corp	4.250	11/01/66	136,067
117,045	Delta Air Lines	3.625	07/30/27	119,300
260,120	Delta Air Lines, Inc	5.300	04/15/19	273,776
150,000	Delta Air Lines, Inc	2.875	03/13/20	151,224
136,669	Delta Air Lines, Inc	4.750	05/07/20	144,357
200,000	Delta Air Lines, Inc	3.625	03/15/22	204,138
134,000	FedEx Corp	8.000	01/15/19	147,697
100,000	FedEx Corp	2.300	02/01/20	100,812
300,000	FedEx Corp	4.000	01/15/24	317,501
100,000	FedEx Corp	3.200	02/01/25	100,058
300,000	FedEx Corp	3.250	04/01/26	297,290
400,000	FedEx Corp	3.300	03/15/27	394,412
1,000,000	FedEx Corp	4.900	01/15/34	1,071,405
200,000	FedEx Corp	3.900	02/01/35	191,905
200,000	FedEx Corp	3.875	08/01/42	182,531
750,000	FedEx Corp	4.750	11/15/45	767,899
300,000	FedEx Corp	4.550	04/01/46	300,132
200,000	FedEx Corp	4.400	01/15/47	194,641
200,000	FedEx Corp	4.500	02/01/65	182,849
200,000	GATX Corp	2.500	03/15/19	201,699
100,000	GATX Corp	2.600	03/30/20	101,271
500,000	GATX Corp	3.250	09/15/26	476,168
225,000	GATX Corp	5.200	03/15/44	229,575
200,000	JB Hunt Transport Services, Inc	3.300	08/15/22	203,208
100,000	Kansas City Southern	3.000	05/15/23	97,789
100,000	Kansas City Southern	3.125	06/01/26	93,991
100,000	Kansas City Southern	4.300	05/15/43	92,186
175,000	Kansas City Southern	4.950	08/15/45	176,021
210,000	Norfolk Southern Corp	5.750	04/01/18	218,517
100,000	Norfolk Southern Corp	3.250	12/01/21	102,704
250,000	Norfolk Southern Corp	3.000	04/01/22	253,311
1,291,000	Norfolk Southern Corp	2.903	02/15/23	1,284,257
200,000	Norfolk Southern Corp	3.850	01/15/24	209,389
81,000	Norfolk Southern Corp	5.590	05/17/25	92,029
200,000	Norfolk Southern Corp	2.900	06/15/26	193,086
16,000	Norfolk Southern Corp	4.837	10/01/41	17,300
750,000	Norfolk Southern Corp	3.950	10/01/42	722,000
200,000	Norfolk Southern Corp	4.800	08/15/43	217,282
300,000	Norfolk Southern Corp	4.450	06/15/45	311,986
200,000	Norfolk Southern Corp	4.650	01/15/46	213,783
550,000	Northrop Grumman Corp	1.750	06/01/18	550,884
650,000	Northrop Grumman Corp	3.500	03/15/21	677,411
400,000	Northrop Grumman Corp	3.250	08/01/23	407,958
300,000	Northrop Grumman Corp	3.200	02/01/27	297,132
100,000	Northrop Grumman Corp	5.050	11/15/40	111,009
101

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Northrop Grumman Corp	4.750%	06/01/43	$432,436
300,000		Northrop Grumman Corp	3.850	04/15/45	282,332
200,000		Ryder System, Inc	2.450	11/15/18	201,650
100,000		Ryder System, Inc	2.550	06/01/19	100,807
200,000		Ryder System, Inc	2.450	09/03/19	201,029
400,000		Ryder System, Inc	2.500	05/11/20	401,781
200,000		Ryder System, Inc	2.250	09/01/21	195,847
200,000		Ryder System, Inc	3.450	11/15/21	205,689
100,000		Southwest Airlines Co	2.750	11/06/19	101,583
400,000		Southwest Airlines Co	2.650	11/05/20	403,953
200,000		Southwest Airlines Co	3.000	11/15/26	188,790
96,605		Spirit Airlines, Inc	4.100	04/01/28	98,537
100,000		Union Pacific Corp	2.250	02/15/19	101,157
200,000		Union Pacific Corp	2.250	06/19/20	201,061
331,000		Union Pacific Corp	4.163	07/15/22	357,350
500,000		Union Pacific Corp	2.950	01/15/23	507,078
277,000		Union Pacific Corp	3.646	02/15/24	290,165
200,000		Union Pacific Corp	3.750	03/15/24	210,286
200,000		Union Pacific Corp	3.250	01/15/25	203,570
200,000		Union Pacific Corp	3.250	08/15/25	203,020
300,000		Union Pacific Corp	2.750	03/01/26	292,571
500,000		Union Pacific Corp	3.000	04/15/27	493,886
100,000		Union Pacific Corp	3.375	02/01/35	96,410
100,000		Union Pacific Corp	4.300	06/15/42	103,150
150,000		Union Pacific Corp	4.250	04/15/43	151,905
200,000		Union Pacific Corp	4.050	11/15/45	199,766
200,000		Union Pacific Corp	3.350	08/15/46	181,690
300,000		Union Pacific Corp	4.000	04/15/47	296,160
770,000		Union Pacific Corp	3.799	10/01/51	718,799
200,000		Union Pacific Corp	3.875	02/01/55	186,326
300,000		Union Pacific Corp	4.375	11/15/65	301,546
193,133		Union Pacific Railroad Co	2.695	05/12/27	184,148
300,000		United Parcel Service, Inc	5.125	04/01/19	320,552
1,105,000		United Parcel Service, Inc	3.125	01/15/21	1,145,207
1,400,000		United Parcel Service, Inc	2.450	10/01/22	1,402,212
125,000		United Parcel Service, Inc	2.400	11/15/26	119,390
35,000		United Parcel Service, Inc	6.200	01/15/38	45,715
450,000		United Parcel Service, Inc	3.625	10/01/42	423,810
400,000		United Parcel Service, Inc	3.400	11/15/46	363,880
		TOTAL TRANSPORTATION			46,831,740

UTILITIES - 2.5%
100,000	g	AEP Transmission Co LLC	3.100	12/01/26	98,722
600,000	g	AEP Transmission Co LLC	4.000	12/01/46	597,086
370,000		AGL Capital Corp	5.250	08/15/19	394,145
275,000		AGL Capital Corp	3.875	11/15/25	279,876
400,000		AGL Capital Corp	3.250	06/15/26	389,193
275,000		AGL Capital Corp	4.400	06/01/43	270,390
200,000		Alabama Power Co	2.450	03/30/22	197,917
475,000		Alabama Power Co	3.550	12/01/23	497,264
300,000		Alabama Power Co	5.200	06/01/41	330,260
200,000		Alabama Power Co	3.850	12/01/42	192,112
400,000		Alabama Power Co	3.750	03/01/45	374,980
300,000		Alabama Power Co	4.300	01/02/46	307,455
102

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Ameren Corp	2.700%	11/15/20	$302,669
600,000		Ameren Illinois Co	2.700	09/01/22	603,647
370,000		Ameren Illinois Co	3.250	03/01/25	376,320
100,000		Ameren Illinois Co	4.800	12/15/43	110,637
200,000		Ameren Illinois Co	4.300	07/01/44	208,537
125,000		Ameren Illinois Co	4.150	03/15/46	129,205
500,000		American Water Capital Corp	3.850	03/01/24	525,102
300,000		American Water Capital Corp	3.400	03/01/25	307,743
225,000		American Water Capital Corp	4.300	12/01/42	235,035
150,000		American Water Capital Corp	4.300	09/01/45	157,090
100,000		American Water Capital Corp	4.000	12/01/46	101,447
140,000		Appalachian Power Co	7.000	04/01/38	188,203
150,000		Arizona Public Service Co	8.750	03/01/19	169,007
350,000		Arizona Public Service Co	4.500	04/01/42	370,588
200,000		Arizona Public Service Co	4.350	11/15/45	206,666
410,000		Arizona Public Service Co	3.750	05/15/46	385,761
100,000		Atmos Energy Corp	8.500	03/15/19	112,323
100,000		Atmos Energy Corp	5.500	06/15/41	119,732
125,000		Atmos Energy Corp	4.150	01/15/43	127,041
200,000		Atmos Energy Corp	4.125	10/15/44	200,739
100,000		Baltimore Gas & Electric Co	3.500	11/15/21	104,057
400,000		Baltimore Gas & Electric Co	3.350	07/01/23	409,750
200,000		Baltimore Gas & Electric Co	2.400	08/15/26	186,554
150,000		Baltimore Gas & Electric Co	3.500	08/15/46	135,942
200,000		Berkshire Hathaway Energy Co	2.000	11/15/18	200,614
325,000		Berkshire Hathaway Energy Co	2.400	02/01/20	327,396
200,000		Berkshire Hathaway Energy Co	3.750	11/15/23	208,991
350,000		Berkshire Hathaway Energy Co	3.500	02/01/25	358,873
200,000		Berkshire Hathaway Energy Co	5.150	11/15/43	226,386
500,000		Berkshire Hathaway Energy Co	4.500	02/01/45	520,738
200,000		Black Hills Corp	4.250	11/30/23	210,619
100,000		Black Hills Corp	3.950	01/15/26	102,214
100,000		Black Hills Corp	3.150	01/15/27	95,244
200,000		Black Hills Corp	4.200	09/15/46	187,816
200,000		Brookfield Finance LLC	4.000	04/01/24	201,141
200,000		Brookfield Finance, Inc	4.250	06/02/26	200,954
785,000		Carolina Power & Light Co	5.300	01/15/19	834,251
350,000		Carolina Power & Light Co	3.000	09/15/21	358,030
150,000		Carolina Power & Light Co	2.800	05/15/22	151,813
100,000		Carolina Power & Light Co	4.100	05/15/42	101,419
300,000		Carolina Power & Light Co	4.100	03/15/43	300,491
400,000		CenterPoint Energy Houston Electric LLC	2.250	08/01/22	392,813
200,000		CenterPoint Energy Houston Electric LLC	2.400	09/01/26	188,118
300,000		CenterPoint Energy Houston Electric LLC	3.000	02/01/27	295,957
100,000		CenterPoint Energy Houston Electric LLC	6.950	03/15/33	134,097
100,000		CenterPoint Energy Houston Electric LLC	3.550	08/01/42	94,688
300,000		CenterPoint Energy Houston Electric LLC	4.500	04/01/44	328,569
423,000		CenterPoint Energy Resources Corp	4.500	01/15/21	445,151
200,000	g	Cleco Corporate Holdings LLC	3.743	05/01/26	197,719
200,000	g	Cleco Corporate Holdings LLC	4.973	05/01/46	205,981
300,000		CMS Energy Corp	3.450	08/15/27	298,508
100,000		CMS Energy Corp	4.700	03/31/43	102,562
300,000		Columbia Pipeline Group, Inc	2.450	06/01/18	301,435
300,000		Columbia Pipeline Group, Inc	3.300	06/01/20	305,680
103

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Columbia Pipeline Group, Inc	4.500%	06/01/25	$314,279
300,000		Columbia Pipeline Group, Inc	5.800	06/01/45	349,762
775,000		Commonwealth Edison Co	4.000	08/01/20	815,637
200,000		Commonwealth Edison Co	3.100	11/01/24	200,190
250,000		Commonwealth Edison Co	2.550	06/15/26	237,637
387,000		Commonwealth Edison Co	5.900	03/15/36	476,499
200,000		Commonwealth Edison Co	3.800	10/01/42	192,649
300,000		Commonwealth Edison Co	4.600	08/15/43	325,322
300,000		Commonwealth Edison Co	4.700	01/15/44	327,289
100,000		Commonwealth Edison Co	3.700	03/01/45	94,472
250,000		Commonwealth Edison Co	3.650	06/15/46	234,069
200,000		Connecticut Light & Power Co	2.500	01/15/23	197,425
125,000		Connecticut Light & Power Co	3.200	03/15/27	125,632
200,000		Connecticut Light & Power Co	4.300	04/15/44	204,342
250,000		Connecticut Light & Power Co	4.150	06/01/45	254,530
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	65,559
1,390,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,487,763
200,000		Consolidated Edison Co of New York, Inc	2.900	12/01/26	194,540
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	396,819
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	202,382
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	537,134
600,000		Consolidated Edison Co of New York, Inc	4.450	03/15/44	632,778
150,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	159,382
400,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	384,078
200,000		Consolidated Edison Co of New York, Inc	4.625	12/01/54	212,732
200,000		Consolidated Edison Co of New York, Inc	4.300	12/01/56	200,748
200,000		Consolidated Edison, Inc	2.000	03/15/20	199,748
100,000		Consolidated Edison, Inc	2.000	05/15/21	98,223
730,000		Consumers Energy Co	6.125	03/15/19	790,938
150,000		Consumers Energy Co	2.850	05/15/22	151,677
200,000		Consumers Energy Co	3.375	08/15/23	207,263
250,000		Consumers Energy Co	3.950	05/15/43	251,146
200,000		Consumers Energy Co	4.100	11/15/45	203,663
100,000		Consumers Energy Co	3.250	08/15/46	89,078
100,000		Consumers Energy Co	3.950	07/15/47	101,378
200,000		Delmarva Power & Light Co	3.500	11/15/23	206,946
200,000		Delmarva Power & Light Co	4.150	05/15/45	205,183
150,000		Dominion Gas Holdings LLC	2.500	12/15/19	151,665
250,000		Dominion Gas Holdings LLC	2.800	11/15/20	253,068
200,000		Dominion Gas Holdings LLC	3.550	11/01/23	203,644
200,000		Dominion Gas Holdings LLC	3.600	12/15/24	202,141
200,000		Dominion Gas Holdings LLC	4.800	11/01/43	210,147
200,000		Dominion Gas Holdings LLC	4.600	12/15/44	200,489
300,000		Dominion Resources, Inc	1.900	06/15/18	299,767
400,000	i	Dominion Resources, Inc (Step Bond)	2.962	07/01/19	405,647
150,000		Dominion Resources, Inc	1.600	08/15/19	148,109
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,812,411
200,000	i	Dominion Resources, Inc (Step Bond)	4.104	04/01/21	208,584
125,000		Dominion Resources, Inc	2.000	08/15/21	121,264
200,000		Dominion Resources, Inc	3.625	12/01/24	200,970
150,000		Dominion Resources, Inc	2.850	08/15/26	140,049
200,000		Dominion Resources, Inc	5.950	06/15/35	233,850
100,000		Dominion Resources, Inc	4.050	09/15/42	93,819
200,000		Dominion Resources, Inc	4.700	12/01/44	206,073
104

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000	i	Dominion Resources, Inc	5.750%	10/01/54	$310,500
100,000		DTE Electric Co	3.700	06/01/46	96,134
200,000		DTE Energy Co	3.300	06/15/22	203,045
200,000		DTE Energy Co	3.800	03/15/27	202,797
400,000		DTE Energy Electric Company	3.450	10/01/20	413,935
100,000		DTE Energy Electric Company	2.650	06/15/22	99,892
200,000		DTE Energy Electric Company	3.850	12/01/23	206,751
200,000		DTE Energy Electric Company	3.650	03/15/24	210,691
200,000		DTE Energy Electric Company	3.500	06/01/24	200,408
100,000		DTE Energy Electric Company	3.950	06/15/42	98,264
200,000		DTE Energy Electric Company	4.000	04/01/43	201,953
200,000		DTE Energy Electric Company	4.300	07/01/44	210,238
300,000		DTE Energy Electric Company	3.700	03/15/45	287,867
623,000		Duke Energy Carolinas LLC	5.100	04/15/18	644,811
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	133,511
200,000		Duke Energy Carolinas LLC	2.500	03/15/23	197,986
200,000		Duke Energy Carolinas LLC	2.950	12/01/26	196,728
500,000		Duke Energy Carolinas LLC	4.000	09/30/42	496,370
300,000		Duke Energy Carolinas LLC	3.750	06/01/45	286,315
200,000		Duke Energy Carolinas LLC	3.875	03/15/46	195,487
500,000		Duke Energy Corp	2.100	06/15/18	501,919
746,000		Duke Energy Corp	5.050	09/15/19	797,481
250,000		Duke Energy Corp	1.800	09/01/21	241,459
300,000		Duke Energy Corp	3.050	08/15/22	302,305
300,000		Duke Energy Corp	3.950	10/15/23	314,069
375,000		Duke Energy Corp	2.650	09/01/26	347,977
300,000		Duke Energy Corp	4.800	12/15/45	316,689
1,000,000		Duke Energy Corp	3.750	09/01/46	901,163
200,000		Duke Energy Florida LLC	3.200	01/15/27	201,005
500,000		Duke Energy Florida LLC	3.400	10/01/46	448,443
300,000		Duke Energy Indiana LLC	3.750	05/15/46	284,380
250,000		Duke Energy Indiana, Inc	4.200	03/15/42	253,276
200,000		Duke Energy Indiana, Inc	4.900	07/15/43	224,376
200,000		Duke Energy Ohio, Inc	3.700	06/15/46	187,016
300,000		Duke Energy Progress LLC	3.250	08/15/25	303,858
300,000		Duke Energy Progress LLC	4.200	08/15/45	305,454
500,000		Duke Energy Progress LLC	3.700	10/15/46	477,779
400,000		Duke Energy Progress, Inc	4.375	03/30/44	419,311
500,000		Duke Energy Progress, Inc	4.150	12/01/44	507,584
200,000		Edison International	2.125	04/15/20	200,206
200,000		Edison International	2.950	03/15/23	199,754
200,000		El Paso Electric Co	5.000	12/01/44	212,122
300,000		Emera US Finance LP	2.150	06/15/19	299,883
300,000		Emera US Finance LP	2.700	06/15/21	298,271
300,000		Emera US Finance LP	3.550	06/15/26	294,877
300,000		Emera US Finance LP	4.750	06/15/46	302,630
50,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	51,374
100,000		Enbridge, Inc	5.600	04/01/17	100,000
300,000		Enbridge, Inc	4.000	10/01/23	308,279
100,000		Enbridge, Inc	4.250	12/01/26	102,072
300,000		Enbridge, Inc	4.500	06/10/44	277,421
625,000		Enbridge, Inc	5.500	12/01/46	664,314
650,000		Energy Transfer Partners LP	2.500	06/15/18	653,173
44,000		Energy Transfer Partners LP	9.700	03/15/19	50,030
105

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,250,000		Energy Transfer Partners LP	4.150%	10/01/20	$1,297,844
500,000		Energy Transfer Partners LP	4.650	06/01/21	526,012
200,000		Energy Transfer Partners LP	5.200	02/01/22	214,276
200,000		Energy Transfer Partners LP	3.600	02/01/23	198,765
500,000		Energy Transfer Partners LP	4.900	02/01/24	519,473
400,000		Energy Transfer Partners LP	4.050	03/15/25	396,188
1,000,000		Energy Transfer Partners LP	4.750	01/15/26	1,028,994
250,000		Energy Transfer Partners LP	4.200	04/15/27	246,969
400,000		Energy Transfer Partners LP	4.900	03/15/35	382,711
140,000		Energy Transfer Partners LP	7.500	07/01/38	165,396
450,000		Energy Transfer Partners LP	6.500	02/01/42	485,682
200,000		Energy Transfer Partners LP	5.150	02/01/43	186,684
200,000		Energy Transfer Partners LP	5.950	10/01/43	207,025
400,000		Energy Transfer Partners LP	5.150	03/15/45	376,163
500,000		Energy Transfer Partners LP	6.125	12/15/45	532,774
250,000		Energy Transfer Partners LP	5.300	04/15/47	239,976
200,000		EnLink Midstream Partners LP	2.700	04/01/19	200,444
200,000		EnLink Midstream Partners LP	4.400	04/01/24	202,370
300,000		EnLink Midstream Partners LP	4.150	06/01/25	296,363
100,000		EnLink Midstream Partners LP	4.850	07/15/26	103,178
200,000		EnLink Midstream Partners LP	5.600	04/01/44	200,839
125,000		Entergy Arkansas, Inc	3.750	02/15/21	130,796
175,000		Entergy Arkansas, Inc	3.700	06/01/24	182,609
300,000		Entergy Arkansas, Inc	3.500	04/01/26	307,106
200,000		Entergy Corp	5.125	09/15/20	216,035
200,000		Entergy Corp	4.000	07/15/22	209,467
300,000		Entergy Corp	2.950	09/01/26	284,658
200,000		Entergy Louisiana LLC	4.050	09/01/23	210,994
200,000		Entergy Louisiana LLC	2.400	10/01/26	187,488
200,000		Entergy Louisiana LLC	3.250	04/01/28	197,618
300,000		Entergy Louisiana LLC	4.950	01/15/45	307,635
200,000		Entergy Mississippi, Inc	2.850	06/01/28	190,208
225,000		Entergy Texas, Inc	7.125	02/01/19	244,515
300,000		EQT Midstream Partners LP	4.000	08/01/24	298,889
200,000		EQT Midstream Partners LP	4.125	12/01/26	198,044
200,000	g	Everett Spinco, Inc	2.875	03/27/20	201,652
200,000	g	Everett Spinco, Inc	4.250	04/15/24	203,349
200,000	g	Everett Spinco, Inc	4.750	04/15/27	203,927
200,000		Eversource Energy	2.750	03/15/22	200,518
325,000		Exelon Corp	2.850	06/15/20	329,221
1,122,000		Exelon Corp	2.450	04/15/21	1,108,462
1,000,000		Exelon Corp	3.497	06/01/22	1,009,114
300,000		Exelon Corp	3.950	06/15/25	308,321
200,000		Exelon Corp	3.400	04/15/26	196,685
500,000		Exelon Corp	4.950	06/15/35	529,135
200,000		Exelon Corp	4.450	04/15/46	198,094
150,000		Exelon Generation Co LLC	3.400	03/15/22	151,205
200,000		Exelon Generation Co LLC	4.250	06/15/22	209,313
371,000		Exelon Generation Co LLC	5.600	06/15/42	353,751
400,000		Florida Power & Light Co	2.750	06/01/23	402,650
500,000		Florida Power & Light Co	3.250	06/01/24	513,647
907,000		Florida Power & Light Co	3.125	12/01/25	918,710
400,000		Florida Power & Light Co	5.250	02/01/41	474,081
100,000		Florida Power & Light Co	4.125	02/01/42	103,352
106

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Florida Power & Light Co	4.050%	06/01/42	$203,260
450,000		Florida Power & Light Co	3.800	12/15/42	445,515
400,000		Florida Power & Light Co	4.050	10/01/44	408,024
29,000		Florida Power Corp	5.650	06/15/18	30,372
1,200,000		Florida Power Corp	3.100	08/15/21	1,234,405
165,000		Florida Power Corp	6.400	06/15/38	218,735
300,000		Florida Power Corp	3.850	11/15/42	292,096
175,000	g	Fortis, Inc	2.100	10/04/21	169,546
275,000	g	Fortis, Inc	3.055	10/04/26	258,012
100,000		Georgia Power Co	3.250	04/01/26	97,741
300,000		Georgia Power Co	3.250	03/30/27	290,710
177,000		Georgia Power Co	5.950	02/01/39	206,145
700,000		Georgia Power Co	4.300	03/15/43	675,295
250,000		Great Plains Energy, Inc	2.500	03/09/20	251,395
200,000		Great Plains Energy, Inc	4.850	06/01/21	213,386
500,000		Great Plains Energy, Inc	3.150	04/01/22	504,966
750,000		Great Plains Energy, Inc	3.900	04/01/27	756,165
750,000		Great Plains Energy, Inc	4.850	04/01/47	768,653
750,000		Hewlett Packard Enterprise Co	2.850	10/05/18	758,893
1,475,000		Hewlett Packard Enterprise Co	3.600	10/15/20	1,515,857
750,000		Hewlett Packard Enterprise Co	4.400	10/15/22	785,345
1,000,000		Hewlett Packard Enterprise Co	4.900	10/15/25	1,038,350
750,000		Hewlett Packard Enterprise Co	6.200	10/15/35	786,148
350,000		Hewlett Packard Enterprise Co	6.350	10/15/45	361,161
80,000		Indiana Michigan Power Co	7.000	03/15/19	87,543
225,000		Indiana Michigan Power Co	4.550	03/15/46	237,592
70,000		Integrys Energy Group, Inc	4.170	11/01/20	73,961
300,000		Interstate Power & Light Co	3.250	12/01/24	300,063
100,000		Interstate Power & Light Co	6.250	07/15/39	127,100
200,000		Interstate Power & Light Co	4.700	10/15/43	213,761
100,000		Interstate Power & Light Co	3.700	09/15/46	93,254
300,000		ITC Holdings Corp	3.650	06/15/24	302,241
100,000		ITC Holdings Corp	3.250	06/30/26	97,134
200,000		Kansas City Power & Light Co	3.650	08/15/25	200,768
100,000		Kansas City Power & Light Co	5.300	10/01/41	106,233
20,000	g	Kansas Gas & Electric	6.700	06/15/19	21,967
250,000		KeySpan Corp	5.803	04/01/35	283,828
300,000		Kinder Morgan, Inc	2.650	02/01/19	302,818
500,000		Kinder Morgan, Inc	9.000	02/01/19	559,267
2,400,000		Kinder Morgan, Inc	3.050	12/01/19	2,440,162
1,200,000		Kinder Morgan, Inc	3.950	09/01/22	1,225,820
350,000		Kinder Morgan, Inc	3.450	02/15/23	345,383
200,000		Kinder Morgan, Inc	3.500	09/01/23	196,815
300,000		Kinder Morgan, Inc	4.150	02/01/24	303,915
500,000		Kinder Morgan, Inc	4.250	09/01/24	506,241
1,950,000		Kinder Morgan, Inc	4.300	06/01/25	1,991,956
1,300,000		Kinder Morgan, Inc	5.300	12/01/34	1,308,421
535,000		Kinder Morgan, Inc	6.500	09/01/39	593,118
300,000		Kinder Morgan, Inc	5.625	09/01/41	300,198
200,000		Kinder Morgan, Inc	5.000	08/15/42	188,695
500,000		Kinder Morgan, Inc	5.000	03/01/43	474,475
400,000		Kinder Morgan, Inc	5.500	03/01/44	398,562
200,000		Kinder Morgan, Inc	5.400	09/01/44	197,713
300,000		Kinder Morgan, Inc	5.550	06/01/45	307,569
107

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$320,000	LG&E and KU Energy LLC	3.750%	11/15/20	$331,995
225,000	Louisville Gas & Electric Co	3.300	10/01/25	226,895
880,000	Metropolitan Edison Co	7.700	01/15/19	959,766
300,000	MidAmerican Energy Co	3.500	10/15/24	311,056
200,000	MidAmerican Energy Co	4.400	10/15/44	212,375
300,000	MidAmerican Energy Co	2.400	03/15/19	303,591
500,000	MidAmerican Energy Co	3.100	05/01/27	498,669
200,000	MidAmerican Energy Co	4.800	09/15/43	224,359
200,000	MidAmerican Energy Co	4.250	05/01/46	206,419
500,000	MidAmerican Energy Co	3.950	08/01/47	497,381
1,032,000	MidAmerican Energy Holdings Co	5.950	05/15/37	1,270,737
300,000	MidAmerican Energy Holdings Co	6.500	09/15/37	390,173
750,000	Mississippi Power Co	4.250	03/15/42	642,115
1,000,000	MPLX LP	4.875	12/01/24	1,051,848
1,500,000	MPLX LP	4.875	06/01/25	1,571,080
200,000	MPLX LP	5.200	03/01/47	201,198
100,000	National Fuel Gas Co	4.900	12/01/21	105,855
200,000	National Fuel Gas Co	3.750	03/01/23	198,048
300,000	National Fuel Gas Co	5.200	07/15/25	319,885
820,000	Nevada Power Co	6.500	08/01/18	871,737
45,000	Nevada Power Co	7.125	03/15/19	49,602
100,000	NextEra Energy Capital Holdings, Inc	1.649	09/01/18	99,697
125,000	NextEra Energy Capital Holdings, Inc	2.300	04/01/19	125,752
100,000	NextEra Energy Capital Holdings, Inc	2.700	09/15/19	101,387
500,000	NextEra Energy Capital Holdings, Inc	4.500	06/01/21	533,307
150,000	NiSource Finance Corp	6.125	03/01/22	171,794
100,000	NiSource Finance Corp	5.950	06/15/41	119,684
200,000	NiSource Finance Corp	5.250	02/15/43	218,231
150,000	NiSource Finance Corp	4.800	02/15/44	157,634
815,000	NiSource Finance Corp	5.650	02/01/45	946,974
300,000	Northeast Utilities	2.800	05/01/23	296,960
500,000	Northern States Power Co	2.200	08/15/20	501,512
150,000	Northern States Power Co	2.150	08/15/22	146,862
300,000	Northern States Power Co	2.600	05/15/23	298,297
425,000	Northern States Power Co	5.350	11/01/39	511,575
200,000	Northern States Power Co	3.400	08/15/42	183,723
150,000	Northern States Power Co	4.000	08/15/45	150,489
175,000	Northern States Power Co	3.600	05/15/46	164,339
200,000	NorthWestern Corp	4.176	11/15/44	197,620
200,000	NSTAR Electric Co	2.375	10/15/22	196,755
200,000	NSTAR Electric Co	3.250	11/15/25	199,906
500,000	Oglethorpe Power Corp	4.200	12/01/42	468,102
300,000	Oglethorpe Power Corp	4.550	06/01/44	295,976
500,000	Oglethorpe Power Corp	5.250	09/01/50	544,886
250,000	Ohio Edison Co	8.250	10/15/38	364,835
600,000	Ohio Power Co	5.375	10/01/21	665,507
200,000	Oklahoma Gas & Electric Co	4.150	04/01/47	199,660
400,000	Oncor Electric Delivery Co LLC	2.950	04/01/25	396,184
200,000	Oncor Electric Delivery Co LLC	6.800	09/01/18	213,832
150,000	Oncor Electric Delivery Co LLC	4.100	06/01/22	159,804
70,000	Oncor Electric Delivery Co LLC	7.250	01/15/33	95,688
100,000	Oncor Electric Delivery Co LLC	5.250	09/30/40	117,200
550,000	Oncor Electric Delivery Co LLC	4.550	12/01/41	589,795
150,000	Oncor Electric Delivery Co LLC	5.300	06/01/42	178,441
108

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Oncor Electric Delivery Co LLC	3.750%	04/01/45	$284,555
100,000	ONEOK Partners LP	2.000	10/01/17	100,118
200,000	ONEOK Partners LP	3.200	09/15/18	202,780
400,000	ONEOK Partners LP	3.375	10/01/22	400,320
200,000	ONEOK Partners LP	5.000	09/15/23	214,360
700,000	ONEOK Partners LP	4.900	03/15/25	740,921
130,000	ONEOK Partners LP	6.650	10/01/36	151,276
250,000	ONEOK Partners LP	6.850	10/15/37	298,556
100,000	ONEOK Partners LP	6.125	02/01/41	110,985
355,000	Pacific Gas & Electric Co	8.250	10/15/18	388,637
400,000	Pacific Gas & Electric Co	3.250	06/15/23	407,152
175,000	Pacific Gas & Electric Co	3.850	11/15/23	183,841
200,000	Pacific Gas & Electric Co	3.750	02/15/24	209,094
500,000	Pacific Gas & Electric Co	3.400	08/15/24	509,037
900,000	Pacific Gas & Electric Co	3.500	06/15/25	920,675
200,000	Pacific Gas & Electric Co	3.300	03/15/27	201,024
420,000	Pacific Gas & Electric Co	6.050	03/01/34	525,695
600,000	Pacific Gas & Electric Co	5.400	01/15/40	708,494
400,000	Pacific Gas & Electric Co	4.500	12/15/41	416,903
150,000	Pacific Gas & Electric Co	3.750	08/15/42	142,328
400,000	Pacific Gas & Electric Co	4.600	06/15/43	427,313
200,000	Pacific Gas & Electric Co	5.125	11/15/43	229,395
300,000	Pacific Gas & Electric Co	4.750	02/15/44	329,436
300,000	Pacific Gas & Electric Co	4.300	03/15/45	308,774
200,000	Pacific Gas & Electric Co	4.250	03/15/46	204,662
600,000	Pacific Gas & Electric Co	4.000	12/01/46	592,460
250,000	PacifiCorp	2.950	02/01/22	254,730
200,000	PacifiCorp	2.950	06/01/23	200,982
300,000	PacifiCorp	3.600	04/01/24	311,368
850,000	PacifiCorp	6.000	01/15/39	1,078,038
200,000	PECO Energy Co	1.700	09/15/21	194,570
150,000	PECO Energy Co	2.375	09/15/22	147,873
200,000	PECO Energy Co	3.150	10/15/25	201,207
200,000	PECO Energy Co	4.800	10/15/43	219,618
200,000	PECO Energy Co	4.150	10/01/44	204,449
300,000	PG&E Corp	2.400	03/01/19	302,111
200,000	Phillips 66 Partners LP	2.646	02/15/20	201,068
100,000	Phillips 66 Partners LP	3.550	10/01/26	95,505
300,000	Phillips 66 Partners LP	4.680	02/15/45	277,182
100,000	Phillips 66 Partners LP	4.900	10/01/46	95,184
200,000	Physicians Realty LP	4.300	03/15/27	199,803
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	208,752
200,000	Potomac Electric Power Co	3.600	03/15/24	206,707
65,000	Potomac Electric Power Co	7.900	12/15/38	95,997
500,000	Potomac Electric Power Co	4.150	03/15/43	509,527
300,000	PPL Capital Funding, Inc	4.200	06/15/22	315,674
200,000	PPL Capital Funding, Inc	3.500	12/01/22	204,520
400,000	PPL Capital Funding, Inc	3.400	06/01/23	403,856
100,000	PPL Capital Funding, Inc	3.950	03/15/24	102,964
175,000	PPL Capital Funding, Inc	3.100	05/15/26	168,060
300,000	PPL Electric Utilities Corp	4.750	07/15/43	333,530
200,000	PPL Electric Utilities Corp	4.125	06/15/44	202,383
275,000	PPL Electric Utilities Corp	4.150	10/01/45	281,078
300,000	Progress Energy, Inc	3.150	04/01/22	303,164
109

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$900,000	Progress Energy, Inc	7.750%	03/01/31	$1,253,161
500,000	PSEG Power LLC	3.000	06/15/21	503,775
150,000	Public Service Co of Colorado	2.250	09/15/22	147,013
150,000	Public Service Co of Colorado	3.600	09/15/42	141,752
100,000	Public Service Co of Colorado	4.300	03/15/44	104,881
300,000	Public Service Co of New Hampshire	3.500	11/01/23	308,876
220,000	Public Service Electric & Gas Co	5.300	05/01/18	228,954
200,000	Public Service Electric & Gas Co	2.300	09/15/18	202,503
100,000	Public Service Electric & Gas Co	1.900	03/15/21	98,668
300,000	Public Service Electric & Gas Co	2.250	09/15/26	279,361
200,000	Public Service Electric & Gas Co	3.950	05/01/42	199,009
100,000	Public Service Electric & Gas Co	3.650	09/01/42	95,228
200,000	Public Service Electric & Gas Co	3.800	01/01/43	195,744
600,000	Public Service Electric & Gas Co	3.800	03/01/46	592,615
200,000	Public Service Enterprise Group, Inc	1.600	11/15/19	197,855
500,000	Public Service Enterprise Group, Inc	2.000	11/15/21	484,229
300,000	Puget Energy, Inc	3.650	05/15/25	297,344
250,000	Puget Sound Energy, Inc	5.757	10/01/39	305,063
700,000	Puget Sound Energy, Inc	4.434	11/15/41	723,381
200,000	Puget Sound Energy, Inc	4.300	05/20/45	208,959
200,000	RWJ Barnabas Health, Inc	3.949	07/01/46	188,429
150,000	San Diego Gas & Electric Co	3.000	08/15/21	153,504
400,000	San Diego Gas & Electric Co	3.600	09/01/23	417,601
800,000	San Diego Gas & Electric Co	2.500	05/15/26	763,494
300,000	SCANA Corp	4.750	05/15/21	313,311
100,000	SCANA Corp	4.125	02/01/22	101,338
250,000	Scottish Power Ltd	5.810	03/15/25	275,930
605,000	Sempra Energy	2.300	04/01/17	605,000
100,000	Sempra Energy	1.625	10/07/19	98,993
200,000	Sempra Energy	2.850	11/15/20	202,293
150,000	Sempra Energy	2.875	10/01/22	149,397
500,000	Sempra Energy	4.050	12/01/23	520,962
200,000	Sempra Energy	3.550	06/15/24	202,522
200,000	Sempra Energy	3.750	11/15/25	203,625
260,000	Sempra Energy	6.000	10/15/39	309,622
1,500,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	1,488,038
1,500,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	1,468,931
1,500,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	1,455,171
1,000,000	Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	954,862
869,000	Sierra Pacific Power Co	2.600	05/01/26	832,703
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	56,717
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	140,514
250,000	South Carolina Electric & Gas Co	4.350	02/01/42	240,045
300,000	South Carolina Electric & Gas Co	4.600	06/15/43	297,298
500,000	South Carolina Electric & Gas Co	4.100	06/15/46	482,671
200,000	South Carolina Electric & Gas Co	4.500	06/01/64	193,441
412,973	Southaven Combined Cycle Generation LLC	3.846	08/15/33	419,071
250,000	Southern California Edison Co	5.500	08/15/18	262,816
280,000	Southern California Edison Co	3.875	06/01/21	295,962
500,000	Southern California Edison Co	2.400	02/01/22	497,996
400,000	Southern California Edison Co	3.500	10/01/23	416,473
185,000	Southern California Edison Co	6.050	03/15/39	236,369
300,000	Southern California Edison Co	4.500	09/01/40	321,181
200,000	Southern California Edison Co	4.050	03/15/42	201,762
110

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Southern California Edison Co	3.900%	03/15/43	$496,587
500,000		Southern California Edison Co	4.650	10/01/43	550,738
450,000		Southern California Edison Co	3.600	02/01/45	424,952
500,000		Southern California Edison Co	4.000	04/01/47	499,772
200,000		Southern California Gas Co	3.150	09/15/24	203,540
200,000		Southern California Gas Co	3.200	06/15/25	202,149
200,000		Southern California Gas Co	2.600	06/15/26	193,105
150,000		Southern California Gas Co	3.750	09/15/42	145,763
400,000		Southern Co	1.850	07/01/19	397,789
300,000		Southern Co	2.750	06/15/20	302,513
400,000		Southern Co	2.350	07/01/21	392,710
400,000		Southern Co	2.950	07/01/23	389,305
1,400,000		Southern Co	3.250	07/01/26	1,335,443
400,000		Southern Co	4.250	07/01/36	387,285
400,000		Southern Co	4.400	07/01/46	382,204
300,000	i	Southern Co	5.500	03/15/57	309,497
200,000		Southern Co Gas Capital Corp	2.450	10/01/23	191,802
100,000		Southern Co Gas Capital Corp	3.950	10/01/46	91,074
108,000	g	Southern Natural Gas Co	5.900	04/01/17	108,000
550,000		Southern Natural Gas Co	4.400	06/15/21	580,319
300,000		Southern Power Co	1.950	12/15/19	297,760
500,000		Southern Power Co	2.375	06/01/20	499,894
300,000		Southern Power Co	2.500	12/15/21	293,175
200,000		Southern Power Co	4.150	12/01/25	206,666
300,000		Southern Power Co	4.950	12/15/46	296,551
100,000		Southwest Gas Corp	3.800	09/29/46	92,141
500,000		Southwestern Electric Power Co	2.750	10/01/26	472,846
400,000		Southwestern Electric Power Co	6.200	03/15/40	497,363
600,000		Southwestern Public Service Co	4.500	08/15/41	637,903
300,000		Southwestern Public Service Co	3.400	08/15/46	270,524
60,000		Spectra Energy Capital LLC	6.200	04/15/18	62,581
600,000		Spectra Energy Capital LLC	3.300	03/15/23	592,857
200,000		Spectra Energy Partners LP	2.950	09/25/18	202,646
200,000		Spectra Energy Partners LP	4.750	03/15/24	211,751
400,000		Spectra Energy Partners LP	3.500	03/15/25	389,478
100,000		Spectra Energy Partners LP	3.375	10/15/26	95,182
200,000		Spectra Energy Partners LP	5.950	09/25/43	223,757
300,000		Spectra Energy Partners LP	4.500	03/15/45	280,191
200,000		Tampa Electric Co	5.400	05/15/21	219,942
100,000		Tampa Electric Co	2.600	09/15/22	98,439
100,000		Tampa Electric Co	4.100	06/15/42	97,701
175,000		Tampa Electric Co	4.350	05/15/44	173,428
300,000		TC PipeLines LP	4.375	03/13/25	303,872
200,000		TECO Finance, Inc	5.150	03/15/20	213,472
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	238,463
12,000		Toledo Edison Co	7.250	05/01/20	13,075
300,000		Toledo Edison Co	6.150	05/15/37	361,478
650,000		Total Capital S.A.	2.125	08/10/18	653,807
200,000		Total Capital S.A.	4.450	06/24/20	214,268
100,000		Total Capital S.A.	4.125	01/28/21	106,160
350,000		TransAlta Corp	6.900	05/15/18	364,000
300,000		TransAlta Corp	4.500	11/15/22	300,375
500,000		Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	641,965
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	118,135
111

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Tucson Electric Power Co	3.050%	03/15/25	$193,476
300,000	Union Electric Co	3.500	04/15/24	309,566
100,000	Union Electric Co	8.450	03/15/39	156,130
100,000	Union Electric Co	3.900	09/15/42	99,707
100,000	Union Electric Co	3.650	04/15/45	94,818
100,000	United Utilities plc	6.875	08/15/28	116,712
825,000	Virginia Electric & Power Co	3.150	01/15/26	820,340
200,000	Virginia Electric & Power Co	2.950	11/15/26	195,191
1,100,000	Virginia Electric & Power Co	4.000	11/15/46	1,081,654
200,000	Virginia Electric and Power Co	1.200	01/15/18	199,352
309,000	Virginia Electric and Power Co	2.750	03/15/23	306,980
500,000	Virginia Electric and Power Co	3.450	02/15/24	513,276
200,000	Virginia Electric and Power Co	3.100	05/15/25	198,543
350,000	Virginia Electric and Power Co	6.000	05/15/37	434,429
160,000	Virginia Electric and Power Co	4.000	01/15/43	157,953
250,000	Virginia Electric and Power Co	4.650	08/15/43	271,657
400,000	Virginia Electric and Power Co	4.450	02/15/44	421,896
200,000	Virginia Electric and Power Co	4.200	05/15/45	203,631
125,000	WEC Energy Group, Inc	1.650	06/15/18	124,939
200,000	WEC Energy Group, Inc	2.450	06/15/20	201,170
100,000	WEC Energy Group, Inc	3.550	06/15/25	101,856
200,000	Westar Energy, Inc	3.250	12/01/25	198,837
100,000	Westar Energy, Inc	2.550	07/01/26	95,045
500,000	Westar Energy, Inc	4.125	03/01/42	504,608
175,000	Westar Energy, Inc	4.100	04/01/43	175,490
450,000	Western Gas Partners LP	4.000	07/01/22	462,068
200,000	Western Gas Partners LP	3.950	06/01/25	197,967
100,000	Western Gas Partners LP	4.650	07/01/26	102,981
200,000	Western Gas Partners LP	5.450	04/01/44	205,399
225,000	Western Massachusetts Electric Co	3.500	09/15/21	231,883
530,000	Williams Partners LP	5.250	03/15/20	570,184
600,000	Williams Partners LP	4.000	11/15/21	620,806
750,000	Williams Partners LP	3.600	03/15/22	760,700
200,000	Williams Partners LP	3.350	08/15/22	199,637
300,000	Williams Partners LP	4.500	11/15/23	313,954
300,000	Williams Partners LP	4.300	03/04/24	308,665
500,000	Williams Partners LP	3.900	01/15/25	499,289
750,000	Williams Partners LP	4.000	09/15/25	753,089
300,000	Williams Partners LP	5.800	11/15/43	320,645
300,000	Williams Partners LP	5.400	03/04/44	305,967
1,000,000	Williams Partners LP	4.900	01/15/45	962,218
300,000	Wisconsin Electric Power Co	1.700	06/15/18	300,388
200,000	Wisconsin Electric Power Co	3.100	06/01/25	198,063
200,000	Wisconsin Electric Power Co	5.625	05/15/33	235,366
200,000	Wisconsin Electric Power Co	3.650	12/15/42	185,838
200,000	Wisconsin Public Service Corp	4.752	11/01/44	222,039
100,000	Xcel Energy, Inc	4.700	05/15/20	106,230
300,000	Xcel Energy, Inc	2.400	03/15/21	298,967
300,000	Xcel Energy, Inc	2.600	03/15/22	298,594
100,000	Xcel Energy, Inc	3.350	12/01/26	99,975
	TOTAL UTILITIES			186,278,665

	TOTAL CORPORATE BONDS			1,952,094,756
	(Cost $1,931,093,194)
112

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 71.3%

AGENCY SECURITIES - 2.2%
$9,250,000		Federal Farm Credit Bank (FFCB)	0.750%	04/18/18	$9,211,955
1,145,000		FFCB	3.500	12/20/23	1,230,869
500,000		Federal Home Loan Bank (FHLB)	4.875	05/17/17	502,542
1,000,000		FHLB	0.750	09/08/17	999,093
2,745,000		FHLB	5.000	11/17/17	2,811,080
2,000,000		FHLB	1.000	12/19/17	1,999,570
10,000,000		FHLB	1.625	06/14/19	10,042,780
16,000,000		FHLB	1.875	03/13/20	16,120,416
9,000,000		FHLB	1.125	07/14/21	8,717,400
24,500,000		Federal Home Loan Mortgage Corp (FHLMC)	0.875	03/07/18	24,445,733
4,500,000		FHLMC	1.250	08/01/19	4,482,108
17,500,000		FHLMC	2.375	01/13/22	17,811,535
150,000		Federal National Mortgage Association (FNMA)	5.000	05/11/17	150,664
4,340,000		FNMA	5.375	06/12/17	4,377,788
8,000,000		FNMA	1.125	07/20/18	7,994,584
8,000,000		FNMA	1.625	11/27/18	8,047,320
2,550,000		FNMA	0.875	08/02/19	2,516,557
11,000,000	j	FNMA	0.000	10/09/19	10,494,033
1,500,000		FNMA	1.750	11/26/19	1,509,551
7,000,000		FNMA	1.500	11/30/20	6,948,137
2,310,000	i	FNMA	2.301	09/25/22	2,257,621
6,000,000		FNMA	2.625	09/06/24	6,091,104
5,000,000		FNMA	6.625	11/15/30	7,049,905
1,000,000		FNMA	5.625	07/15/37	1,343,401
815,000		Financing Corp	9.400	02/08/18	870,449
825,000		Financing Corp	9.800	04/06/18	896,079
815,000		Financing Corp	10.350	08/03/18	913,306
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	512,099
1,300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	1,333,957
800,000		Israel Government AID Bond	5.500	09/18/23	947,001
300,000		Israel Government AID Bond	5.500	04/26/24	356,994
590,000		Private Export Funding Corp (PEFCO)	2.250	12/15/17	594,389
175,000		PEFCO	1.450	08/15/19	174,394
550,000		PEFCO	2.250	03/15/20	557,872
200,000		PEFCO	2.300	09/15/20	202,431
400,000		PEFCO	2.050	11/15/22	392,620
200,000		PEFCO	3.250	06/15/25	205,919
250,000		Ukraine Government AID Bonds	1.844	05/16/19	252,515
1,900,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	1,915,903
1,000,000		Iraq Government AID Bond	2.149	01/18/22	996,139
175,000		Tunisia Government AID Bonds	1.416	08/05/21	169,903
500,000		Ukraine Government AID Bonds	1.847	05/29/20	500,837
		TOTAL AGENCY SECURITIES			168,948,553

FOREIGN GOVERNMENT BONDS - 4.1%
500,000		African Development Bank	0.750	11/03/17	498,624
900,000		African Development Bank	1.625	10/02/18	902,881
500,000		African Development Bank	1.000	11/02/18	496,413
113

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	African Development Bank	1.375%	02/12/20	$495,125
500,000	African Development Bank	1.250	07/26/21	482,292
450,000	African Development Bank	2.375	09/23/21	454,595
400,000	Agricultural Bank of China	2.000	05/21/18	399,947
1,400,000	Agricultural Bank of China	2.750	05/21/20	1,401,695
500,000	Asian Development Bank	0.875	04/26/18	498,140
1,500,000	Asian Development Bank	1.125	06/05/18	1,497,351
400,000	Asian Development Bank	0.875	10/05/18	397,043
500,000	Asian Development Bank	1.375	01/15/19	499,587
1,000,000	Asian Development Bank	1.875	04/12/19	1,007,605
500,000	Asian Development Bank	1.750	01/10/20	502,110
500,000	Asian Development Bank	1.500	01/22/20	498,211
1,500,000	Asian Development Bank	1.375	03/23/20	1,485,858
1,000,000	Asian Development Bank	1.625	08/26/20	993,867
500,000	Asian Development Bank	1.625	03/16/21	493,632
1,000,000	Asian Development Bank	2.125	11/24/21	999,515
600,000	Asian Development Bank	1.875	02/18/22	593,473
500,000	Asian Development Bank	2.000	01/22/25	483,116
1,500,000	Asian Development Bank	2.000	04/24/26	1,432,276
1,000,000	Asian Development Bank	2.625	01/12/27	1,007,490
75,000	Asian Development Bank	5.820	06/16/28	93,340
1,000,000	Canada Government International Bond	1.125	03/19/18	999,379
1,000,000	Canada Government International Bond	1.625	02/27/19	1,005,270
300,000	Chile Government International Bond	2.250	10/30/22	293,895
1,209,000	Chile Government International Bond	3.125	01/21/26	1,227,739
300,000	Chile Government International Bond	3.625	10/30/42	295,290
450,000	Colombia Government International Bond	7.375	03/18/19	495,900
900,000	Colombia Government International Bond	4.375	07/12/21	954,000
600,000	Colombia Government International Bond	2.625	03/15/23	576,750
1,250,000	Colombia Government International Bond	4.000	02/26/24	1,286,250
1,000,000	Colombia Government International Bond	3.875	04/25/27	996,000
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,425,000
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,250,625
2,800,000	Colombia Government International Bond	5.000	06/15/45	2,808,400
500,000	Corp Andina de Fomento	1.500	08/08/17	500,150
500,000	Corp Andina de Fomento	2.000	05/10/19	498,706
500,000	Corp Andina de Fomento	2.125	09/27/21	491,885
527,000	Corp Andina de Fomento	4.375	06/15/22	561,576
500,000	Council of Europe Development Bank	1.500	06/19/17	500,379
500,000	Council of Europe Development Bank	1.000	03/07/18	498,666
500,000	Council of Europe Development Bank	1.125	05/31/18	498,708
300,000	Council of Europe Development Bank	1.875	01/27/20	301,787
1,000,000	Council of Europe Development Bank	1.625	03/16/21	981,866
500,000	European Bank for Reconstruction & Development	0.750	09/01/17	499,124
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	501,048
1,300,000	European Bank for Reconstruction & Development	1.750	11/26/19	1,300,719
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,289,517
750,000	European Bank for Reconstruction & Development	1.500	11/02/21	728,404
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	493,119
2,500,000	European Investment Bank	0.875	04/18/17	2,499,950
700,000	European Investment Bank	1.000	08/17/17	699,684
750,000	European Investment Bank	1.000	03/15/18	748,346
5,000,000	European Investment Bank	1.000	06/15/18	4,979,480
2,000,000	European Investment Bank	1.125	08/15/18	1,994,064
1,000,000	European Investment Bank	1.875	03/15/19	1,005,890
5,000,000	European Investment Bank	1.250	05/15/19	4,966,685
114

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	European Investment Bank	1.375%	06/15/20	$1,475,026
1,000,000	European Investment Bank	2.875	09/15/20	1,030,624
500,000	European Investment Bank	1.625	12/15/20	493,913
1,750,000	European Investment Bank	2.000	03/15/21	1,749,694
500,000	European Investment Bank	2.500	04/15/21	508,476
1,000,000	European Investment Bank	1.625	06/15/21	981,917
2,500,000	European Investment Bank	2.125	10/15/21	2,496,475
1,000,000	European Investment Bank	2.375	06/15/22	1,008,779
500,000	European Investment Bank	2.250	08/15/22	499,016
6,750,000	European Investment Bank	3.250	01/29/24	7,070,193
1,500,000	European Investment Bank	2.500	10/15/24	1,499,337
1,705,000	European Investment Bank	4.875	02/15/36	2,118,838
1,300,000	Export Development Canada	0.750	12/15/17	1,295,995
500,000	Export Development Canada	1.000	06/15/18	498,237
125,000	Export Development Canada	1.250	12/10/18	125,299
500,000	Export Development Canada	1.250	02/04/19	498,374
500,000	Export Development Canada	1.750	08/19/19	501,940
500,000	Export Development Canada	1.625	01/17/20	499,382
500,000	Export Development Canada	1.750	07/21/20	499,567
300,000	Export Development Canada	1.500	05/26/21	293,937
500,000	Export Development Canada	1.375	10/21/21	484,282
200,000	Export-Import Bank of Korea	1.750	02/27/18	199,955
400,000	Export-Import Bank of Korea	2.875	09/17/18	405,373
500,000	Export-Import Bank of Korea	1.750	05/26/19	497,078
300,000	Export-Import Bank of Korea	1.500	10/21/19	296,019
775,000	Export-Import Bank of Korea	5.125	06/29/20	839,434
200,000	Export-Import Bank of Korea	2.125	02/11/21	195,909
250,000	Export-Import Bank of Korea	2.500	05/10/21	247,956
300,000	Export-Import Bank of Korea	1.875	10/21/21	289,258
300,000	Export-Import Bank of Korea	5.000	04/11/22	330,094
500,000	Export-Import Bank of Korea	4.000	01/14/24	527,654
750,000	Export-Import Bank of Korea	2.875	01/21/25	736,357
250,000	Export-Import Bank of Korea	3.250	11/10/25	251,738
500,000	Export-Import Bank of Korea	2.625	05/26/26	479,041
500,000	Export-Import Bank of Korea	3.250	08/12/26	502,870
300,000	Export-Import Bank of Korea	2.375	04/21/27	279,424
100,000	Finland Government International Bond	6.950	02/15/26	128,205
2,750,000	FMS Wertmanagement AoeR	1.000	11/21/17	2,746,276
1,000,000	FMS Wertmanagement AoeR	1.250	07/30/18	998,289
450,000	FMS Wertmanagement AoeR	1.000	08/16/19	442,827
750,000	FMS Wertmanagement AoeR	1.750	01/24/20	750,094
500,000	FMS Wertmanagement AoeR	1.375	06/08/21	485,178
2,250,000	Hungary Government International Bond	4.000	03/25/19	2,333,425
2,000,000	Hungary Government International Bond	5.375	02/21/23	2,202,580
750,000	Hungary Government International Bond	7.625	03/29/41	1,088,020
1,800,000	Hydro Quebec	1.375	06/19/17	1,800,644
270,000	Hydro Quebec	9.400	02/01/21	333,697
200,000	Hydro Quebec	8.500	12/01/29	292,527
1,500,000	Inter-American Development Bank	1.000	07/14/17	1,499,469
500,000	Inter-American Development Bank	1.250	01/16/18	499,859
3,000,000	Inter-American Development Bank	1.750	08/24/18	3,016,524
2,000,000	Inter-American Development Bank	1.125	08/28/18	1,994,080
750,000	Inter-American Development Bank	1.500	09/25/18	751,376
500,000	Inter-American Development Bank	1.000	05/13/19	494,971
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,162,818
3,000,000	Inter-American Development Bank	1.750	10/15/19	3,005,178
115

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,750,000	Inter-American Development Bank	1.375%	07/15/20	$2,712,683
500,000	Inter-American Development Bank	2.125	01/18/22	501,840
500,000	Inter-American Development Bank	2.125	01/15/25	487,568
1,500,000	Inter-American Development Bank	2.000	06/02/26	1,430,523
700,000	Inter-American Development Bank	3.200	08/07/42	672,769
300,000	Inter-American Development Bank	4.375	01/24/44	350,602
5,000,000	International Bank for Reconstruction & Development	1.000	06/15/18	4,982,275
1,000,000	International Bank for Reconstruction & Development	1.000	10/05/18	994,765
1,500,000	International Bank for Reconstruction & Development	1.875	03/15/19	1,511,582
5,750,000	International Bank for Reconstruction & Development	1.250	07/26/19	5,708,042
3,500,000	International Bank for Reconstruction & Development	1.875	10/07/19	3,520,444
2,000,000	International Bank for Reconstruction & Development	1.875	04/21/20	2,009,982
1,000,000	International Bank for Reconstruction & Development	1.125	08/10/20	978,677
3,750,000	International Bank for Reconstruction & Development	1.625	03/09/21	3,700,699
5,000,000	International Bank for Reconstruction & Development	1.375	05/24/21	4,875,140
1,500,000	International Bank for Reconstruction & Development	2.000	01/26/22	1,495,031
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	514,520
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	494,601
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,602,694
1,500,000	International Bank for Reconstruction & Development	2.500	07/29/25	1,494,170
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,013,781
500,000	International Finance Corp	1.250	07/16/18	499,717
2,000,000	International Finance Corp	1.750	09/04/18	2,011,062
175,000	International Finance Corp	1.250	11/27/18	174,700
1,000,000	International Finance Corp	1.750	09/16/19	1,004,237
1,000,000	International Finance Corp	1.750	03/30/20	999,601
2,750,000	International Finance Corp	1.625	07/16/20	2,738,733
400,000	Israel Government International Bond	5.125	03/26/19	425,924
705,000	Israel Government International Bond	4.000	06/30/22	748,128
300,000	Israel Government International Bond	3.150	06/30/23	304,302
500,000	Israel Government International Bond	2.875	03/16/26	490,187
500,000	Israel Government International Bond	4.500	01/30/43	514,799
1,374,000	Italian Republic	5.375	06/15/33	1,489,722
430,000	Italy Government International Bond	5.375	06/12/17	432,473
500,000	Italy Government International Bond	6.875	09/27/23	580,558
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,897,074
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,050,371
1,000,000	Japan Bank for International Cooperation	2.250	02/24/20	1,001,306
250,000	Japan Bank for International Cooperation	1.875	04/20/21	244,700
750,000	Japan Bank for International Cooperation	1.500	07/21/21	719,750
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,093,944
500,000	Japan Bank for International Cooperation	2.125	02/10/25	476,850
750,000	Japan Bank for International Cooperation	2.750	01/21/26	744,443
400,000	Japan Bank for International Cooperation	2.375	04/20/26	383,524
1,500,000	Japan Bank for International Cooperation	1.875	07/21/26	1,381,077
900,000	Japan Finance Organization for Municipalities	5.000	05/16/17	903,619
350,000	Japan International Cooperation Agency	2.125	10/20/26	327,553
1,000,000	KFW	0.875	12/15/17	997,903
750,000	KFW	0.875	04/19/18	747,038
2,000,000	KFW	1.000	06/11/18	1,992,692
1,105,000	KFW	4.500	07/16/18	1,149,104
2,000,000	KFW	1.125	08/06/18	1,994,250
300,000	KFW	1.500	02/06/19	300,185
2,000,000	KFW	1.000	07/15/19	1,974,548
500,000	KFW	1.750	10/15/19	501,465
6,925,000	KFW	4.000	01/27/20	7,360,271
116

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	KFW	1.875%	06/30/20	$1,503,078
1,000,000	KFW	2.750	10/01/20	1,029,204
1,500,000	KFW	1.875	11/30/20	1,496,148
1,500,000	KFW	1.500	06/15/21	1,469,246
1,600,000	KFW	2.625	01/25/22	1,635,166
2,750,000	KFW	2.000	10/04/22	2,710,318
2,000,000	KFW	2.500	11/20/24	2,013,752
7,000,000	KFW	2.000	05/02/25	6,766,333
400,000	Korea Development Bank	3.500	08/22/17	402,846
300,000	Korea Development Bank	1.500	01/22/18	299,330
400,000	Korea Development Bank	3.000	03/17/19	407,444
500,000	Korea Development Bank	2.500	03/11/20	501,948
300,000	Korea Development Bank	2.500	01/13/21	298,281
500,000	Korea Development Bank	2.625	02/27/22	497,114
200,000	Korea Development Bank	3.000	09/14/22	201,813
500,000	Korea Development Bank	3.750	01/22/24	519,960
200,000	Korea Development Bank	3.375	09/16/25	203,519
400,000	Korea Development Bank	3.000	01/13/26	397,711
500,000	Korea International Bond	2.750	01/19/27	491,300
3,650,000	Kreditanstalt fuer Wiederaufbau	1.750	03/31/20	3,652,884
1,500,000	Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	1,493,271
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	998,070
500,000	Landwirtschaftliche Rentenbank	1.750	04/15/19	501,879
1,000,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	993,199
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	481,591
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	740,256
1,000,000	Landwirtschaftliche Rentenbank	1.750	07/27/26	929,316
1,000,000	Mexico Government International Bond	3.500	01/21/21	1,037,000
1,500,000	Mexico Government International Bond	4.125	01/21/26	1,542,000
8,410,000	Mexico Government International Bond	4.150	03/28/27	8,557,175
461,000	Mexico Government International Bond	6.750	09/27/34	575,522
730,000	Mexico Government International Bond	6.050	01/11/40	834,025
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,433,465
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,812,240
505,000	Mexico Government International Bond	4.600	01/23/46	483,538
500,000	Mexico Government International Bond	4.350	01/15/47	460,000
950,000	Mexico Government International Bond	5.750	10/12/10	945,250
1,500,000	Nordic Investment Bank	0.750	01/17/18	1,494,248
1,000,000	Nordic Investment Bank	2.250	09/30/21	1,006,557
2,300,000	North American Development Bank	2.400	10/26/22	2,252,197
1,100,000	Panama Government International Bond	5.200	01/30/20	1,188,000
250,000	Panama Government International Bond	4.000	09/22/24	260,938
1,000,000	Panama Government International Bond	3.750	03/16/25	1,021,250
300,000	Panama Government International Bond	7.125	01/29/26	378,375
500,000	Panama Government International Bond	3.875	03/17/28	508,125
692,000	Panama Government International Bond	6.700	01/26/36	871,920
700,000	Panama Government International Bond	4.300	04/29/53	663,250
520,000	Peruvian Government International Bond	7.125	03/30/19	570,700
925,000	Peruvian Government International Bond	7.350	07/21/25	1,197,875
600,000	Peruvian Government International Bond	4.125	08/25/27	645,000
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,420,375
700,000	Peruvian Government International Bond	5.625	11/18/50	833,875
225,000	Philippine Government International Bond	4.200	01/21/24	243,792
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,207,576
300,000	Philippine Government International Bond	3.700	03/01/41	297,864
3,793,000	Philippine Government International Bond	3.700	02/02/42	3,758,032
117

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,985,000	Poland Government International Bond	6.375%	07/15/19	$2,177,652
67,000	Poland Government International Bond	5.125	04/21/21	73,380
390,000	Poland Government International Bond	5.000	03/23/22	428,214
990,000	Poland Government International Bond	3.000	03/17/23	988,138
1,000,000	Poland Government International Bond	4.000	01/22/24	1,049,979
1,000,000	Poland Government International Bond	3.250	04/06/26	993,280
500,000	Province of Alberta Canada	1.900	12/06/19	500,313
400,000	Province of British Columbia Canada	1.200	04/25/17	400,076
200,000	Province of British Columbia Canada	2.650	09/22/21	204,427
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,766,117
500,000	Province of Manitoba Canada	1.125	06/01/18	498,645
500,000	Province of Manitoba Canada	1.750	05/30/19	500,980
500,000	Province of Manitoba Canada	2.050	11/30/20	501,021
300,000	Province of Manitoba Canada	3.050	05/14/24	307,648
500,000	Province of Manitoba Canada	2.125	06/22/26	467,455
200,000	Province of New Brunswick Canada	2.750	06/15/18	203,036
200,000	Province of Nova Scotia Canada	8.250	07/30/22	248,723
1,300,000	Province of Ontario Canada	1.100	10/25/17	1,298,730
1,000,000	Province of Ontario Canada	2.000	01/30/19	1,006,195
300,000	Province of Ontario Canada	1.250	06/17/19	296,837
1,000,000	Province of Ontario Canada	1.650	09/27/19	996,260
230,000	Province of Ontario Canada	4.400	04/14/20	246,385
1,000,000	Province of Ontario Canada	2.400	02/08/22	1,003,653
800,000	Province of Ontario Canada	2.450	06/29/22	802,263
1,500,000	Province of Ontario Canada	3.200	05/16/24	1,548,980
1,000,000	Province of Ontario Canada	2.500	04/27/26	977,142
1,135,000	Province of Quebec Canada	4.625	05/14/18	1,174,952
1,120,000	Province of Quebec Canada	3.500	07/29/20	1,174,206
1,100,000	Province of Quebec Canada	2.625	02/13/23	1,109,112
200,000	Province of Quebec Canada	7.125	02/09/24	249,360
500,000	Province of Quebec Canada	2.875	10/16/24	505,639
2,500,000	Province of Quebec Canada	2.500	04/20/26	2,443,133
201,000	Province of Quebec Canada	7.500	09/15/29	285,427
100,000	Province of Saskatchewan Canada	8.500	07/15/22	126,533
700,000	Republic of Korea	7.125	04/16/19	773,710
500,000	Republic of Korea	3.875	09/11/23	534,450
400,000	Republic of Korea	4.125	06/10/44	459,558
1,810,000	South Africa Government International Bond	6.875	05/27/19	1,967,923
225,000	South Africa Government International Bond	5.500	03/09/20	239,326
500,000	South Africa Government International Bond	4.665	01/17/24	505,205
300,000	South Africa Government International Bond	5.875	09/16/25	322,470
975,000	South Africa Government International Bond	4.875	04/14/26	980,691
1,000,000	South Africa Government International Bond	4.300	10/12/28	938,900
300,000	South Africa Government International Bond	6.250	03/08/41	328,154
525,000	South Africa Government International Bond	5.375	07/24/44	515,224
500,000	South Africa Government International Bond	5.000	10/12/46	463,750
1,000,000	Svensk Exportkredit AB	1.750	05/30/17	1,001,172
425,000	Svensk Exportkredit AB	1.125	04/05/18	423,980
500,000	Svensk Exportkredit AB	1.250	04/12/19	495,743
500,000	Svensk Exportkredit AB	1.875	06/17/19	501,404
200,000	Svensk Exportkredit AB	1.875	06/23/20	199,454
500,000	Svensk Exportkredit AB	1.750	08/28/20	496,518
500,000	Svensk Exportkredit AB	1.750	03/10/21	492,601
200,343	Uruguay Government International Bond	4.500	08/14/24	212,614
1,700,000	Uruguay Government International Bond	4.375	10/27/27	1,774,800
500,000	Uruguay Government International Bond	4.125	11/20/45	441,000
118

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,313,907		Uruguay Government International Bond	5.100%	06/18/50	$1,264,635
		TOTAL FOREIGN GOVERNMENT BONDS			311,232,447

MORTGAGE BACKED - 28.0%
19,646,794		Federal Home Loan Mortgage Corp (FHLMC)	2.500	12/01/31	19,672,029
34,145	i	FHLMC	2.844	04/01/35	36,081
5,473	i	FHLMC	2.649	10/01/35	5,769
104,201	i	FHLMC	2.920	02/01/36	110,597
41,683	i	FHLMC	3.028	07/01/36	44,317
72,919	i	FHLMC	2.813	09/01/36	76,902
104,380	i	FHLMC	3.100	09/01/36	110,460
125,130	i	FHLMC	3.163	09/01/36	130,895
25,073	i	FHLMC	2.895	01/01/37	26,548
6,177	i	FHLMC	2.898	02/01/37	6,538
11,929	i	FHLMC	3.446	02/01/37	12,631
242,218	i	FHLMC	3.329	03/01/37	257,104
115,255	i	FHLMC	3.298	04/01/37	121,466
134,922	i	FHLMC	5.686	04/01/37	140,629
30,152	i	FHLMC	2.450	05/01/37	30,734
35,223	i	FHLMC	3.388	05/01/37	37,639
128,237	i	FHLMC	2.828	06/01/37	135,308
26,750	i	FHLMC	2.990	06/01/37	28,189
154,764	i	FHLMC	2.866	08/01/37	160,029
101,136	i	FHLMC	2.155	09/01/37	104,368
187,146	i	FHLMC	2.585	09/01/37	193,671
771	i	FHLMC	5.969	09/01/37	774
15,507	i	FHLMC	4.561	02/01/38	16,242
46,619	i	FHLMC	2.881	04/01/38	48,369
125,237	i	FHLMC	3.180	04/01/38	132,387
28,236	i	FHLMC	3.166	06/01/38	29,754
12,328	i	FHLMC	2.875	07/01/38	13,118
39,664		FHLMC	5.000	10/01/39	43,175
16,047	i	FHLMC	3.111	06/01/40	16,881
177,230	i	FHLMC	3.376	07/01/40	184,082
158,869	i	FHLMC	2.969	01/01/41	167,914
23,248	i	FHLMC	3.099	05/01/41	24,283
427,709	i	FHLMC	3.286	08/01/41	452,442
245,170	i	FHLMC	3.000	09/01/41	255,269
62,175	i	FHLMC	3.125	10/01/41	65,353
14,747,807		FHLMC	3.000	11/01/46	14,619,791
9,877,469		FHLMC	3.000	12/01/46	9,791,729
66		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	05/01/17	66
532		FGLMC	5.500	06/01/17	533
1,619		FGLMC	5.000	12/01/17	1,666
638		FGLMC	5.500	12/01/17	642
2,494		FGLMC	5.000	03/01/18	2,566
8,735		FGLMC	5.000	04/01/18	8,989
8,344		FGLMC	4.500	06/01/18	8,543
30,639		FGLMC	4.500	09/01/18	31,371
23,999		FGLMC	4.000	11/01/18	24,833
50,416		FGLMC	4.500	01/01/19	51,678
5,214		FGLMC	4.000	05/01/19	5,395
40,586		FGLMC	4.500	05/01/19	41,559
84,641		FGLMC	4.500	06/01/19	86,664
40,244		FGLMC	4.000	10/01/19	41,642
13,870		FGLMC	5.500	11/01/19	14,391
119

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$147,375	FGLMC	4.500%	12/01/19	$150,896
17,604	FGLMC	4.500	01/01/20	18,050
8,314	FGLMC	4.500	02/01/20	8,535
221,567	FGLMC	4.500	02/01/20	226,861
82,799	FGLMC	5.000	05/01/20	85,213
48,784	FGLMC	5.000	05/01/20	50,207
8,188	FGLMC	4.500	07/01/20	8,426
78,921	FGLMC	5.000	07/01/20	81,619
1,908	FGLMC	7.000	10/01/20	1,990
7,975	FGLMC	5.000	12/01/20	8,280
274,798	FGLMC	4.000	05/01/21	284,345
190,647	FGLMC	4.500	06/01/21	197,798
104,548	FGLMC	4.500	06/01/21	108,532
90,720	FGLMC	5.000	07/01/21	94,554
14,071	FGLMC	5.500	07/01/21	14,807
1,786,213	FGLMC	3.000	12/01/21	1,833,243
9,952	FGLMC	5.000	10/01/22	10,593
8,089	FGLMC	6.000	11/01/22	8,648
74,020	FGLMC	5.000	04/01/23	79,340
4,822	FGLMC	4.500	05/01/23	5,136
65,301	FGLMC	5.000	05/01/23	71,044
17,269	FGLMC	5.000	10/01/23	18,505
11,683	FGLMC	5.500	10/01/23	12,940
14,859	FGLMC	5.000	11/01/23	16,165
30,202	FGLMC	5.000	03/01/24	32,858
7,090	FGLMC	4.500	04/01/24	7,547
3,146	FGLMC	4.500	05/01/24	3,350
22,771	FGLMC	4.500	06/01/24	24,264
203,021	FGLMC	4.000	07/01/24	213,795
92,626	FGLMC	4.000	07/01/24	97,516
32,282	FGLMC	5.500	07/01/24	34,340
191,907	FGLMC	4.000	08/01/24	201,044
7,693	FGLMC	4.500	09/01/24	8,175
30,868	FGLMC	4.500	09/01/24	32,795
14,556	FGLMC	4.500	09/01/24	15,466
8,342	FGLMC	5.500	09/01/24	9,242
244,678	FGLMC	4.000	10/01/24	257,726
7,656	FGLMC	4.500	10/01/24	8,135
29,169	FGLMC	4.500	10/01/24	31,239
5,255	FGLMC	4.500	11/01/24	5,562
21,157	FGLMC	4.500	12/01/24	21,858
16,381	FGLMC	4.500	02/01/25	17,454
339,661	FGLMC	4.000	03/01/25	357,724
9,647	FGLMC	4.500	06/01/25	10,279
16,260	FGLMC	4.500	07/01/25	17,279
358,776	FGLMC	3.500	10/01/25	373,836
187,361	FGLMC	4.000	10/01/25	197,178
643,600	FGLMC	3.500	11/01/25	670,848
393,463	FGLMC	3.500	11/01/25	410,126
178,973	FGLMC	3.500	12/01/25	186,556
101,005	FGLMC	3.000	01/01/26	103,711
1,338,991	FGLMC	3.500	01/01/26	1,395,709
109,957	FGLMC	4.000	04/01/26	115,729
225,536	FGLMC	4.000	05/01/26	237,576
56,345	FGLMC	5.500	07/01/26	62,408
741,334	FGLMC	4.000	08/01/26	780,578
120

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,849	FGLMC	6.000%	08/01/26	$5,475
223,598	FGLMC	3.000	09/01/26	229,485
599,391	FGLMC	3.000	10/01/26	615,173
819,338	FGLMC	3.500	10/01/26	854,659
24,778	FGLMC	5.000	10/01/26	26,957
6,640	FGLMC	5.500	10/01/26	7,354
3,454,009	FGLMC	3.000	02/01/27	3,544,951
2,013,527	FGLMC	2.500	05/01/27	2,038,436
2,080,633	FGLMC	2.500	11/01/27	2,106,380
85,395	FGLMC	6.000	12/01/27	96,403
1,692,702	FGLMC	2.500	01/01/28	1,712,609
4,337,418	FGLMC	2.500	03/01/28	4,388,434
109,430	FGLMC	5.000	03/01/28	119,086
2,336,641	FGLMC	2.500	05/01/28	2,364,086
11,190	FGLMC	5.500	05/01/28	12,394
6,451,005	FGLMC	2.500	07/01/28	6,526,800
5,948,770	FGLMC	2.500	07/01/28	6,018,624
1,585,599	FGLMC	3.000	10/01/28	1,627,347
91	FGLMC	6.500	10/01/28	102
84,473	FGLMC	5.500	01/01/29	93,578
2,824	FGLMC	6.500	01/01/29	3,142
14,356	FGLMC	4.000	02/01/29	15,141
3,188,115	FGLMC	3.500	03/01/29	3,327,317
842	FGLMC	6.500	03/01/29	945
6,052,126	FGLMC	3.000	07/01/29	6,211,475
13,193	FGLMC	6.500	07/01/29	14,679
24,903	FGLMC	5.000	12/01/29	27,161
15,416,447	FGLMC	2.500	05/01/30	15,436,098
36,789	FGLMC	4.000	08/01/30	39,081
234,376	FGLMC	4.500	01/01/31	251,579
554	FGLMC	8.000	01/01/31	630
269,189	FGLMC	4.000	03/01/31	285,971
32,407	FGLMC	4.000	05/01/31	34,434
245,295	FGLMC	4.500	05/01/31	263,699
112,607	FGLMC	4.000	06/01/31	119,652
307,689	FGLMC	4.000	08/01/31	326,262
318,468	FGLMC	4.000	09/01/31	338,397
4,599	FGLMC	6.500	09/01/31	5,308
14,717	FGLMC	8.000	09/01/31	16,782
154,488	FGLMC	3.500	11/01/31	161,238
62,025	FGLMC	7.000	12/01/31	69,770
21,731	FGLMC	6.500	01/01/32	24,696
50,324	FGLMC	6.000	02/01/32	57,621
2,425,156	FGLMC	3.000	03/01/32	2,445,415
21,825	FGLMC	7.000	04/01/32	25,688
19,648	FGLMC	6.500	05/01/32	22,201
1,757,507	FGLMC	3.500	09/01/32	1,832,058
14,233	FGLMC	5.500	11/01/32	15,932
18,292	FGLMC	6.000	02/01/33	20,933
70,348	FGLMC	5.000	03/01/33	77,352
28,819	FGLMC	6.000	03/01/33	32,534
34,353	FGLMC	6.000	03/01/33	38,782
5,978	FGLMC	6.000	03/01/33	6,749
42,693	FGLMC	5.000	04/01/33	46,754
8,162	FGLMC	6.000	04/01/33	9,345
450,280	FGLMC	5.000	06/01/33	491,120
121

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$157,109	FGLMC	5.500%	06/01/33	$176,544
3,144,569	FGLMC	3.500	07/01/33	3,278,119
65,533	FGLMC	4.500	07/01/33	70,508
39,633	FGLMC	5.000	08/01/33	43,118
5,664	FGLMC	5.000	08/01/33	6,216
21,796	FGLMC	6.500	08/01/33	25,468
209,676	FGLMC	5.000	09/01/33	233,083
26,363	FGLMC	5.500	09/01/33	29,564
108,030	FGLMC	5.500	09/01/33	123,824
89,266	FGLMC	5.500	09/01/33	101,141
84,935	FGLMC	5.500	09/01/33	96,316
39,324	FGLMC	4.000	10/01/33	41,298
11,344	FGLMC	5.000	10/01/33	12,438
131,133	FGLMC	5.500	10/01/33	148,320
36,316	FGLMC	5.500	12/01/33	40,831
118,893	FGLMC	5.500	12/01/33	133,570
443,305	FGLMC	7.000	12/01/33	519,586
342,531	FGLMC	5.000	01/01/34	377,359
8,053	FGLMC	5.500	02/01/34	9,054
44,125	FGLMC	5.000	03/01/34	48,356
48,625	FGLMC	5.500	03/01/34	54,667
127,029	FGLMC	5.000	05/01/34	139,241
53,314	FGLMC	4.500	06/01/34	57,322
81,840	FGLMC	5.000	06/01/34	89,455
34,767	FGLMC	5.500	06/01/34	38,662
19,913	FGLMC	6.000	06/01/34	22,560
77,795	FGLMC	6.000	09/01/34	88,631
6,501,251	FGLMC	3.500	10/01/34	6,746,743
10,719	FGLMC	5.000	11/01/34	11,788
406,791	FGLMC	5.500	11/01/34	456,815
308,370	FGLMC	5.000	12/01/34	337,482
25,402	FGLMC	5.500	12/01/34	28,469
65,644	FGLMC	5.500	12/01/34	73,986
33,301	FGLMC	5.500	01/01/35	37,397
6,050	FGLMC	5.500	01/01/35	6,809
3,099	FGLMC	5.500	01/01/35	3,485
145,759	FGLMC	4.500	04/01/35	156,693
165,785	FGLMC	6.000	05/01/35	189,622
20,010	FGLMC	6.000	05/01/35	22,815
148,999	FGLMC	7.000	05/01/35	172,362
30,805	FGLMC	5.500	06/01/35	34,618
19,773	FGLMC	5.500	06/01/35	22,253
563,060	FGLMC	5.000	07/01/35	616,893
7,879	FGLMC	5.000	07/01/35	8,577
37,208	FGLMC	6.000	07/01/35	42,004
767,381	FGLMC	5.000	08/01/35	837,750
16,056	FGLMC	5.500	08/01/35	17,783
93,648	FGLMC	6.000	08/01/35	105,720
10,898	FGLMC	4.500	09/01/35	11,724
65,676	FGLMC	5.000	10/01/35	71,720
111,318	FGLMC	5.000	10/01/35	122,204
21,782	FGLMC	5.000	10/01/35	23,810
396,922	FGLMC	5.500	10/01/35	440,853
12,225	FGLMC	5.000	12/01/35	13,342
81,827	FGLMC	5.000	12/01/35	89,499
51,185	FGLMC	6.000	01/01/36	58,335
122

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$9,624	FGLMC	5.000%	02/01/36	$10,505
24,644	FGLMC	5.000	02/01/36	26,905
11,881	FGLMC	6.000	02/01/36	13,534
146,796	FGLMC	5.500	04/01/36	162,926
23,000	FGLMC	5.500	05/01/36	25,847
690	FGLMC	6.500	05/01/36	768
453,822	FGLMC	6.000	06/01/36	515,829
103,824	FGLMC	5.000	07/01/36	113,541
135,303	FGLMC	6.000	07/01/36	153,664
17,311	FGLMC	6.000	08/01/36	19,670
11,227	FGLMC	6.000	09/01/36	12,674
312,724	FGLMC	5.500	10/01/36	347,317
505,639	FGLMC	5.500	10/01/36	567,299
64,127	FGLMC	6.500	10/01/36	71,522
20,430	FGLMC	5.500	11/01/36	22,678
47,093	FGLMC	6.000	11/01/36	53,437
225,523	FGLMC	6.000	12/01/36	254,595
371,654	FGLMC	5.500	03/01/37	412,148
160,639	FGLMC	6.000	03/01/37	182,628
14,724	FGLMC	6.500	03/01/37	16,467
144,157	FGLMC	5.500	04/01/37	159,760
16,556	FGLMC	5.000	05/01/37	18,035
19,788	FGLMC	5.000	06/01/37	21,608
67,515	FGLMC	5.500	06/01/37	74,870
256,103	FGLMC	6.000	07/01/37	290,142
96,470	FGLMC	6.000	08/01/37	110,522
46,208	FGLMC	6.000	09/01/37	52,773
414,169	FGLMC	5.500	10/01/37	462,533
14,664	FGLMC	6.000	11/01/37	16,643
124,687	FGLMC	6.500	11/01/37	141,288
49,052	FGLMC	6.000	01/01/38	55,375
22,436	FGLMC	6.000	02/01/38	25,339
172,272	FGLMC	6.000	02/01/38	194,836
247,531	FGLMC	5.000	03/01/38	270,470
698,436	FGLMC	5.000	03/01/38	763,066
27,450	FGLMC	5.000	04/01/38	30,321
284,150	FGLMC	5.000	04/01/38	312,088
350,572	FGLMC	5.500	04/01/38	389,462
75,487	FGLMC	5.500	05/01/38	83,754
8,723	FGLMC	5.500	06/01/38	9,668
21,630	FGLMC	6.000	07/01/38	24,447
40,490	FGLMC	5.500	08/01/38	45,335
287,575	FGLMC	5.500	08/01/38	318,821
35,201	FGLMC	5.000	09/01/38	38,296
144,850	FGLMC	5.500	09/01/38	160,798
460,706	FGLMC	5.500	09/01/38	510,665
8,994	FGLMC	5.500	10/01/38	9,978
180,602	FGLMC	6.000	11/01/38	204,025
1,262,878	FGLMC	5.500	01/01/39	1,401,067
1,021,105	FGLMC	4.500	02/01/39	1,096,312
498,003	FGLMC	5.000	02/01/39	541,796
35,182	FGLMC	5.500	02/01/39	39,005
4,376	FGLMC	4.500	03/01/39	4,702
190,677	FGLMC	5.000	03/01/39	209,430
26,663	FGLMC	6.000	03/01/39	30,135
34,446	FGLMC	4.500	04/01/39	37,204
123

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,213,295	FGLMC	4.500%	04/01/39	$1,305,118
343,819	FGLMC	4.000	05/01/39	361,576
9,522	FGLMC	4.500	05/01/39	10,231
195,575	FGLMC	4.500	05/01/39	210,220
4,314,726	FGLMC	4.500	05/01/39	4,654,937
498,552	FGLMC	4.500	05/01/39	534,255
192,970	FGLMC	5.000	05/01/39	210,824
424,609	FGLMC	4.000	06/01/39	447,152
2,162,497	FGLMC	4.500	06/01/39	2,325,322
71,506	FGLMC	4.500	06/01/39	76,752
26,816	FGLMC	5.000	06/01/39	29,419
13,780	FGLMC	5.500	06/01/39	15,277
653,978	FGLMC	4.000	07/01/39	687,881
52,184	FGLMC	4.500	07/01/39	56,066
23,781	FGLMC	4.500	07/01/39	25,547
284,435	FGLMC	4.500	07/01/39	305,673
171,854	FGLMC	5.000	07/01/39	187,176
249,742	FGLMC	5.500	07/01/39	277,040
24,393	FGLMC	4.500	08/01/39	26,280
58,609	FGLMC	5.000	08/01/39	63,797
238,649	FGLMC	4.000	09/01/39	250,534
1,318,689	FGLMC	5.000	09/01/39	1,434,795
452,628	FGLMC	5.000	09/01/39	496,551
8,228	FGLMC	5.500	09/01/39	9,214
556,213	FGLMC	6.500	09/01/39	618,967
191,127	FGLMC	4.500	10/01/39	205,377
101,536	FGLMC	4.500	10/01/39	110,105
77,254	FGLMC	4.500	10/01/39	83,769
33,589	FGLMC	4.000	11/01/39	35,352
131,056	FGLMC	4.500	11/01/39	140,810
47,966	FGLMC	5.000	11/01/39	52,233
11,070	FGLMC	5.000	11/01/39	12,045
420,770	FGLMC	4.500	12/01/39	455,142
113,422	FGLMC	4.500	12/01/39	121,885
131,905	FGLMC	4.500	12/01/39	141,832
239,520	FGLMC	4.500	12/01/39	257,415
196,246	FGLMC	5.500	12/01/39	217,539
250,140	FGLMC	4.500	01/01/40	268,833
23,774	FGLMC	5.000	01/01/40	26,153
38,526	FGLMC	5.500	01/01/40	42,736
80,597	FGLMC	5.500	03/01/40	89,371
1,244,024	FGLMC	4.000	04/01/40	1,309,811
190,178	FGLMC	4.500	04/01/40	204,406
50,161	FGLMC	4.500	04/01/40	54,261
140,837	FGLMC	5.000	04/01/40	153,455
299,666	FGLMC	5.000	04/01/40	327,936
1,108,134	FGLMC	6.000	04/01/40	1,255,833
3,175,699	FGLMC	4.500	05/01/40	3,415,687
1,774,759	FGLMC	5.000	05/01/40	1,947,650
7,384	FGLMC	4.500	06/01/40	7,941
807,130	FGLMC	5.500	06/01/40	905,340
1,497,371	FGLMC	4.500	07/01/40	1,609,556
29,141	FGLMC	4.500	08/01/40	31,386
329,372	FGLMC	5.000	08/01/40	359,186
777,684	FGLMC	5.000	08/01/40	850,781
82,461	FGLMC	5.000	08/01/40	89,945
124

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,314,160	FGLMC	5.500%	08/01/40	$4,781,854
426,616	FGLMC	4.000	09/01/40	449,309
4,653,676	FGLMC	4.000	11/01/40	4,911,279
2,752,469	FGLMC	4.000	12/01/40	2,904,891
800,828	FGLMC	3.500	01/01/41	822,910
594,788	FGLMC	3.500	01/01/41	611,146
462,177	FGLMC	4.000	01/01/41	486,821
474,845	FGLMC	3.500	02/01/41	487,899
663,362	FGLMC	4.000	02/01/41	698,721
1,869,287	FGLMC	4.000	02/01/41	1,968,939
2,770,130	FGLMC	4.000	04/01/41	2,917,882
525,169	FGLMC	4.500	04/01/41	564,501
115,713	FGLMC	5.000	04/01/41	126,266
530,745	FGLMC	4.500	05/01/41	570,899
583,785	FGLMC	4.500	06/01/41	627,201
1,575,899	FGLMC	3.500	10/01/41	1,619,266
1,251,959	FGLMC	5.000	10/01/41	1,370,165
1,979,481	FGLMC	3.500	11/01/41	2,033,669
793,988	FGLMC	4.500	12/01/41	854,089
6,681,601	FGLMC	3.500	01/01/42	6,864,490
1,991,220	FGLMC	3.500	02/01/42	2,045,724
2,486,764	FGLMC	3.500	04/01/42	2,554,834
4,318,551	FGLMC	4.000	05/01/42	4,558,151
3,072,705	FGLMC	3.500	07/01/42	3,156,571
806,478	FGLMC	3.000	08/01/42	803,982
3,272,170	FGLMC	3.000	10/01/42	3,262,042
4,904,580	FGLMC	3.000	10/01/42	4,889,399
1,405,895	FGLMC	3.500	12/01/42	1,444,384
4,280,472	FGLMC	2.500	01/01/43	4,085,084
9,277,815	FGLMC	3.000	01/01/43	9,249,098
14,139,353	FGLMC	3.000	04/01/43	14,095,586
4,818,987	FGLMC	3.500	05/01/43	4,950,901
3,687,168	FGLMC	3.000	08/01/43	3,668,162
5,587,989	FGLMC	3.000	08/01/43	5,559,143
5,024,891	FGLMC	3.500	08/01/43	5,162,439
2,293,514	FGLMC	4.500	10/01/43	2,459,630
3,205,134	FGLMC	4.000	11/01/43	3,364,758
5,570,592	FGLMC	3.500	02/01/44	5,723,008
4,693,792	FGLMC	4.000	02/01/44	4,929,435
2,288,235	FGLMC	4.000	04/01/44	2,402,196
2,939,387	FGLMC	4.500	05/01/44	3,151,040
5,180,745	FGLMC	4.000	06/01/44	5,438,761
7,883,706	FGLMC	4.000	08/01/44	8,276,336
5,931,964	FGLMC	3.500	09/01/44	6,078,335
7,237,229	FGLMC	3.500	11/01/44	7,410,917
10,746,641	FGLMC	3.500	12/01/44	10,999,544
6,559,317	FGLMC	3.500	01/01/45	6,713,679
11,431,396	FGLMC	3.000	02/01/45	11,332,220
15,235,053	FGLMC	3.500	03/01/45	15,593,583
9,839,249	FGLMC	4.000	03/01/45	10,329,270
5,351,413	FGLMC	3.000	04/01/45	5,304,986
12,220,122	FGLMC	3.500	04/01/45	12,527,096
11,545,449	FGLMC	4.000	11/01/45	12,120,444
20,685,777	FGLMC	3.500	12/01/45	21,172,580
16,575,547	FGLMC	3.500	03/01/46	16,965,623
8,332,599	FGLMC	4.000	03/01/46	8,747,585
125

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$31,694,363	FGLMC	3.000%	04/01/46	$31,419,254
18,770,064	FGLMC	4.000	09/01/46	19,704,865
19,888,803	FGLMC	3.000	02/01/47	19,716,032
9,950,690	FGLMC	3.500	02/01/47	10,184,862
9,913,071	FGLMC	4.000	02/01/47	10,406,770
7	Federal National Mortgage Association (FNMA)	6.500	04/01/17	7
183	FNMA	6.000	05/01/17	183
3,486	FNMA	5.000	09/01/17	3,582
146	FNMA	6.000	11/01/17	146
30,090	FNMA	5.000	12/01/17	30,922
10,501	FNMA	5.000	12/01/17	10,791
789	FNMA	5.000	12/01/17	810
79,744	FNMA	5.000	01/01/18	81,949
88,116	FNMA	4.500	02/01/18	90,365
16,540	FNMA	4.500	04/01/18	16,962
2,854	FNMA	5.000	04/01/18	2,933
27,676	FNMA	5.500	04/01/18	28,001
2,119	FNMA	5.500	04/01/18	2,140
744	FNMA	5.500	05/01/18	747
53,153	FNMA	4.500	06/01/18	54,510
7,386	FNMA	4.000	08/01/18	7,634
77,981	FNMA	4.000	08/01/18	80,596
17,144	FNMA	4.500	09/01/18	17,582
13,729	FNMA	4.500	10/01/18	14,080
54,707	FNMA	5.000	11/01/18	56,219
629	FNMA	5.000	01/01/19	646
2,600	FNMA	6.000	01/01/19	2,935
4,537	FNMA	4.500	05/01/19	4,653
2,820	FNMA	4.500	06/01/19	2,892
14,230	FNMA	4.500	06/01/19	14,593
8,513	FNMA	5.000	07/01/19	8,748
89,577	FNMA	5.000	10/01/19	92,645
10,438	FNMA	4.500	11/01/19	10,704
9,901	FNMA	4.500	12/01/19	10,154
6,164	FNMA	5.000	03/01/20	6,334
4,894	FNMA	5.000	04/01/20	5,059
7,206	FNMA	4.500	06/01/20	7,390
5,474	FNMA	4.500	09/01/20	5,614
7,197	FNMA	4.500	10/01/20	7,403
8,914	FNMA	4.500	11/01/20	9,175
21,119	FNMA	5.000	12/01/20	22,243
342,382	FNMA	5.500	01/01/21	351,618
10,850	FNMA	5.500	01/01/21	10,937
14,147	FNMA	5.000	03/01/21	14,551
20,059	FNMA	5.500	08/01/21	21,215
4,944	FNMA	6.000	08/01/21	5,262
3,715	FNMA	5.000	10/01/21	3,914
6,306	FNMA	5.000	11/01/21	6,500
3,678	FNMA	5.500	11/01/21	3,837
13,348	FNMA	5.500	10/01/22	14,105
6,487	FNMA	6.000	10/01/22	7,013
3,826	FNMA	5.000	03/01/23	4,091
9,409	FNMA	4.500	04/01/23	9,652
103,094	FNMA	4.500	06/01/23	108,795
8,787	FNMA	5.000	06/01/23	9,358
11,095	FNMA	5.500	06/01/23	12,308
126

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$104,978	FNMA	5.000%	07/01/23	$112,064
18,824	FNMA	5.000	07/01/23	19,780
9,741	FNMA	5.500	08/01/23	10,427
20,815	FNMA	5.000	11/01/23	22,720
5,807	FNMA	5.500	11/01/23	6,104
235,903	FNMA	5.500	01/01/24	250,027
21,587	FNMA	5.500	02/01/24	23,946
98,864	FNMA	4.000	03/01/24	104,025
7,696	FNMA	4.500	04/01/24	8,134
370,981	FNMA	4.000	05/01/24	388,309
115,920	FNMA	4.000	05/01/24	121,975
9,400	FNMA	4.000	06/01/24	9,895
11,731	FNMA	4.500	07/01/24	12,484
10,856	FNMA	5.500	07/01/24	12,042
247	FNMA	8.000	07/01/24	284
65,123	FNMA	4.500	08/01/24	68,233
59,850	FNMA	4.000	09/01/24	63,005
238,349	FNMA	4.000	09/01/24	250,646
24,820	FNMA	4.500	09/01/24	26,183
546,081	FNMA	4.500	10/01/24	577,351
28,531	FNMA	5.000	01/01/25	31,141
47,177	FNMA	4.500	02/01/25	49,767
403,377	FNMA	4.500	03/01/25	424,337
7,081	FNMA	4.500	03/01/25	7,296
118,315	FNMA	5.000	03/01/25	129,142
253,024	FNMA	4.500	04/01/25	266,438
119,573	FNMA	4.500	04/01/25	126,474
1,241,582	FNMA	4.000	05/01/25	1,305,708
421,771	FNMA	4.000	06/01/25	443,933
332,468	FNMA	4.500	06/01/25	351,504
124,211	FNMA	4.000	08/01/25	130,744
56,375	FNMA	5.500	08/01/25	63,122
610,276	FNMA	3.500	09/01/25	635,715
626,728	FNMA	4.000	09/01/25	659,598
644,928	FNMA	3.500	10/01/25	671,384
837,992	FNMA	3.500	10/01/25	872,959
248,558	FNMA	5.000	10/01/25	271,301
479,179	FNMA	4.000	11/01/25	504,312
764,471	FNMA	3.500	12/01/25	796,337
561,966	FNMA	3.500	02/01/26	585,495
3,346,696	FNMA	3.500	02/01/26	3,486,654
165,154	FNMA	4.000	03/01/26	173,824
449,923	FNMA	4.000	06/01/26	471,160
463,301	FNMA	3.500	08/01/26	482,630
348,564	FNMA	3.500	09/01/26	363,111
189,285	FNMA	4.000	09/01/26	199,258
527,610	FNMA	3.500	10/01/26	549,636
11,214	FNMA	6.000	10/01/26	12,663
790,599	FNMA	3.000	11/01/26	813,330
672,184	FNMA	3.000	12/01/26	691,512
1,814,379	FNMA	3.000	01/01/27	1,866,556
2,557,925	FNMA	4.000	01/01/27	2,692,141
1,280,272	FNMA	3.500	02/01/27	1,333,736
1,353,532	FNMA	3.000	04/01/27	1,392,470
2,117,469	FNMA	3.000	04/01/27	2,178,380
831,714	FNMA	3.500	05/01/27	866,768
127

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$836,173	FNMA	2.500%	06/01/27	$845,737
2,488,175	FNMA	3.000	06/01/27	2,560,087
1,000,173	FNMA	2.500	07/01/27	1,011,668
2,044,846	FNMA	2.500	09/01/27	2,068,327
28,698	FNMA	5.500	09/01/27	31,834
3,542,943	FNMA	2.500	10/01/27	3,583,535
2,173,724	FNMA	3.000	11/01/27	2,236,223
4,093	FNMA	5.500	01/01/28	4,540
8,221,706	FNMA	2.500	02/01/28	8,316,676
6,328,490	FNMA	2.500	02/01/28	6,401,608
3,614	FNMA	5.000	02/01/28	3,944
4,656,159	FNMA	2.500	04/01/28	4,709,580
6,826,719	FNMA	2.500	04/01/28	6,904,876
18,571	FNMA	5.500	06/01/28	20,600
1,824,611	FNMA	2.500	07/01/28	1,845,516
3,770,761	FNMA	2.500	08/01/28	3,813,959
5,127,444	FNMA	3.000	10/01/28	5,261,192
3,114	FNMA	5.500	11/01/28	3,454
16	FNMA	7.500	01/01/29	18
6,094,737	FNMA	3.000	03/01/29	6,253,716
29,251	FNMA	4.000	03/01/29	30,892
92,237	FNMA	4.500	04/01/29	99,125
370	FNMA	6.500	04/01/29	411
71,395	FNMA	4.000	05/01/29	75,400
36,244	FNMA	4.500	06/01/29	38,944
12,447	FNMA	4.000	07/01/29	13,145
3,093	FNMA	7.500	07/01/29	3,180
236,040	FNMA	4.500	08/01/29	253,634
45,606	FNMA	4.500	09/01/29	49,010
33,690	FNMA	4.500	11/01/29	36,478
12,596	FNMA	4.500	01/01/30	13,538
3,581,384	FNMA	2.500	02/01/30	3,600,369
33,257	FNMA	4.000	03/01/30	35,130
13,830	FNMA	4.500	05/01/30	14,864
19,881	FNMA	4.500	06/01/30	21,365
7,862,709	FNMA	3.000	07/01/30	8,067,804
179,495	FNMA	4.500	08/01/30	192,913
37,050	FNMA	4.000	09/01/30	39,205
213,404	FNMA	4.000	10/01/30	225,797
2,133,902	FNMA	4.000	11/01/30	2,258,150
352,069	FNMA	4.000	11/01/30	372,583
83,902	FNMA	4.500	12/01/30	90,185
7,973,035	FNMA	3.000	02/01/31	8,181,008
114,171	FNMA	3.500	02/01/31	117,763
128,209	FNMA	4.000	02/01/31	135,663
256	FNMA	7.500	02/01/31	266
991	FNMA	7.500	03/01/31	1,125
8,633,491	FNMA	2.500	04/01/31	8,641,959
334,512	FNMA	3.500	04/01/31	345,032
39,085	FNMA	4.000	04/01/31	41,360
7,639,289	FNMA	3.000	05/01/31	7,838,557
3,870	FNMA	6.000	05/01/31	4,413
369	FNMA	7.500	05/01/31	373
9,040,269	FNMA	2.500	06/01/31	9,049,156
206,050	FNMA	4.500	07/01/31	221,547
1,345,068	FNMA	4.500	07/01/31	1,464,238
128

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,196,540	FNMA	4.000%	08/01/31	$1,266,282
11,673,320	FNMA	2.500	09/01/31	11,684,842
6,408,147	FNMA	3.000	09/01/31	6,575,301
82,962	FNMA	4.000	09/01/31	87,793
366	FNMA	6.500	09/01/31	406
37,460	FNMA	6.000	11/01/31	42,804
4,826	FNMA	6.500	11/01/31	5,562
11,682,092	FNMA	2.500	12/01/31	11,693,667
2,157,373	FNMA	3.500	01/01/32	2,253,372
11,671	FNMA	6.000	01/01/32	13,178
13,188	FNMA	6.000	01/01/32	15,075
911,559	FNMA	3.500	02/01/32	952,118
11,564	FNMA	6.000	02/01/32	13,220
9,933,039	FNMA	3.000	03/01/32	10,192,138
39,451	FNMA	6.500	04/01/32	45,557
78,064	FNMA	6.500	07/01/32	90,779
9,977	FNMA	6.500	08/01/32	11,245
947,109	FNMA	3.000	09/01/32	968,924
130,514	FNMA	6.000	09/01/32	147,341
25,479	FNMA	7.500	09/01/32	28,694
2,818,669	FNMA	3.000	10/01/32	2,896,896
51,109	FNMA	5.500	10/01/32	57,200
40,209	FNMA	6.000	10/01/32	45,416
16,415	FNMA	6.000	11/01/32	18,751
23,774	FNMA	5.500	12/01/32	26,608
1,987	FNMA	5.500	12/01/32	2,211
37,885	FNMA	6.000	12/01/32	43,290
183,805	FNMA	5.500	01/01/33	205,680
382,150	FNMA	6.000	01/01/33	436,175
12,228	FNMA	5.000	02/01/33	13,431
174,028	FNMA	5.000	02/01/33	190,601
1,918,082	FNMA	3.000	04/01/33	1,962,241
2,566,198	FNMA	3.500	04/01/33	2,680,351
9,132	FNMA	6.000	04/01/33	10,449
1,231,309	FNMA	5.500	05/01/33	1,377,301
70,553	FNMA	5.000	06/01/33	77,381
153,930	FNMA	5.500	06/01/33	172,544
20,475	FNMA	4.500	07/01/33	22,038
68,611	FNMA	5.000	07/01/33	75,243
147,118	FNMA	4.500	08/01/33	158,344
9,646	FNMA	4.500	08/01/33	10,338
27,401	FNMA	5.000	08/01/33	30,033
58,948	FNMA	5.500	09/01/33	65,411
239,026	FNMA	5.500	09/01/33	268,854
17,624	FNMA	6.000	09/01/33	20,096
196,565	FNMA	4.500	10/01/33	211,721
32,854	FNMA	5.000	10/01/33	35,944
32,786	FNMA	5.000	10/01/33	35,975
267,723	FNMA	5.500	10/01/33	301,943
697,581	FNMA	5.500	10/01/33	794,395
14,305	FNMA	4.500	11/01/33	15,403
2,577,239	FNMA	5.000	11/01/33	2,826,151
37,566	FNMA	5.000	11/01/33	41,179
305,697	FNMA	5.000	12/01/33	335,166
362,363	FNMA	5.500	12/01/33	409,116
3,678,654	FNMA	3.000	01/01/34	3,763,443
129

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$115,601		FNMA	5.000%	02/01/34	$126,727
469,825		FNMA	6.000	02/01/34	537,165
12,053		FNMA	5.000	03/01/34	13,212
35,015		FNMA	5.000	03/01/34	38,385
15,810		FNMA	5.000	03/01/34	17,332
9,977		FNMA	5.000	03/01/34	10,940
28,837		FNMA	5.000	03/01/34	31,524
685,138		FNMA	5.000	03/01/34	751,091
94,017		FNMA	5.000	04/01/34	102,875
103,346		FNMA	5.500	04/01/34	115,724
60,755		FNMA	4.500	05/01/34	65,173
27,335		FNMA	4.500	05/01/34	29,441
23,555		FNMA	5.500	07/01/34	26,371
37,365		FNMA	5.500	07/01/34	41,853
37,437		FNMA	7.000	07/01/34	44,264
285,218		FNMA	5.000	08/01/34	311,362
32,351		FNMA	5.000	08/01/34	35,425
159,855		FNMA	6.000	08/01/34	182,630
27,624		FNMA	6.000	08/01/34	31,588
16,541		FNMA	4.500	09/01/34	17,826
581,829		FNMA	5.500	09/01/34	651,309
5,695		FNMA	5.500	11/01/34	6,376
10,526		FNMA	6.000	11/01/34	11,883
8,902		FNMA	5.000	12/01/34	9,747
5,468		FNMA	5.500	12/01/34	6,121
15,753		FNMA	6.000	12/01/34	17,925
809,168		FNMA	4.500	01/01/35	871,872
48,772		FNMA	5.500	01/01/35	54,505
1,802,625		FNMA	5.500	02/01/35	2,017,982
74,819		FNMA	5.500	02/01/35	83,754
472,997		FNMA	5.500	04/01/35	530,510
72,454		FNMA	6.000	04/01/35	82,343
67,649		FNMA	6.000	04/01/35	77,134
113,936		FNMA	6.000	05/01/35	129,444
29,739		FNMA	5.000	06/01/35	32,540
4,165	i	FNMA	2.820	07/01/35	4,429
84,386		FNMA	5.000	07/01/35	93,390
8,224,886		FNMA	3.000	08/01/35	8,345,781
176,339		FNMA	4.500	08/01/35	189,994
241,225		FNMA	5.000	08/01/35	263,798
116,069		FNMA	5.000	08/01/35	126,942
9,165		FNMA	4.500	09/01/35	9,868
7,093		FNMA	4.500	09/01/35	7,629
21,019		FNMA	5.500	09/01/35	23,526
116,858		FNMA	5.000	10/01/35	127,635
285,754		FNMA	5.500	10/01/35	321,491
3,504		FNMA	5.000	11/01/35	3,625
315,134		FNMA	5.500	11/01/35	352,323
4,084		FNMA	4.500	12/01/35	4,394
52,394		FNMA	5.500	12/01/35	58,120
198,273		FNMA	6.000	12/01/35	223,836
120,134	i	FNMA	3.276	02/01/36	126,709
649,909		FNMA	5.000	02/01/36	711,033
74,815		FNMA	6.500	02/01/36	83,150
293,646		FNMA	6.000	03/01/36	331,957
4,574,434		FNMA	3.500	05/01/36	4,747,133
130

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,399		FNMA	5.000%	05/01/36	$6,998
542,217		FNMA	6.000	06/01/36	617,072
100,386	i	FNMA	2.852	07/01/36	106,022
23,194		FNMA	6.000	07/01/36	26,282
129,394		FNMA	6.500	07/01/36	148,845
424,340		FNMA	5.500	08/01/36	473,878
265,540		FNMA	6.500	08/01/36	304,813
4,907,382		FNMA	3.000	09/01/36	4,979,586
20,043		FNMA	5.500	09/01/36	22,433
9,040		FNMA	6.500	09/01/36	10,218
27,397		FNMA	6.500	09/01/36	31,082
40,220		FNMA	6.000	10/01/36	45,420
9,795,998		FNMA	3.000	11/01/36	9,912,827
19,393		FNMA	6.500	11/01/36	21,907
7,561	i	FNMA	3.299	12/01/36	7,987
116,469		FNMA	6.000	12/01/36	131,511
29,110	i	FNMA	3.445	01/01/37	30,956
47,827		FNMA	5.500	01/01/37	53,249
6,169	i	FNMA	2.802	02/01/37	6,418
362,102		FNMA	5.500	02/01/37	403,745
16,779		FNMA	6.000	02/01/37	18,969
21,293		FNMA	7.000	02/01/37	23,061
12,724	i	FNMA	3.234	03/01/37	13,536
1,855		FNMA	5.000	03/01/37	2,024
127,192		FNMA	6.500	03/01/37	145,278
63,990		FNMA	6.500	03/01/37	72,923
1,751	i	FNMA	5.810	04/01/37	1,761
102,597		FNMA	7.000	04/01/37	119,488
104,572		FNMA	5.000	05/01/37	114,140
3,579		FNMA	7.000	05/01/37	3,867
40,641	i	FNMA	3.173	06/01/37	43,061
30,318		FNMA	5.500	06/01/37	33,760
33,796		FNMA	5.500	08/01/37	37,836
14,004		FNMA	6.000	08/01/37	15,813
43,576		FNMA	6.500	08/01/37	48,431
17,278		FNMA	6.500	08/01/37	19,203
16,506		FNMA	5.500	09/01/37	18,309
64,913		FNMA	6.000	09/01/37	74,879
188,646		FNMA	6.000	09/01/37	218,546
54,257		FNMA	6.000	09/01/37	61,270
100,558		FNMA	6.000	09/01/37	116,549
258,431		FNMA	6.000	09/01/37	299,464
59,186		FNMA	6.500	09/01/37	65,781
6,767		FNMA	6.500	09/01/37	7,520
374,319	i	FNMA	2.815	10/01/37	395,907
20,677		FNMA	6.500	10/01/37	23,276
236,385		FNMA	5.500	11/01/37	262,420
457,854		FNMA	6.000	11/01/37	517,223
21,177		FNMA	7.000	11/01/37	23,089
1,512		FNMA	6.500	01/01/38	1,681
139,704		FNMA	5.500	02/01/38	155,423
28,985		FNMA	6.500	02/01/38	32,214
23,766		FNMA	7.000	02/01/38	27,762
49,743	i	FNMA	3.001	03/01/38	52,582
11,717		FNMA	5.000	03/01/38	12,790
7,027		FNMA	5.000	03/01/38	7,670
131

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$25,481		FNMA	5.500%	03/01/38	$28,417
8,851		FNMA	6.000	03/01/38	10,259
268,060		FNMA	6.500	03/01/38	302,026
10,147		FNMA	6.500	03/01/38	11,386
32,316		FNMA	6.500	03/01/38	35,917
22,360		FNMA	5.000	04/01/38	24,406
407,586		FNMA	5.500	04/01/38	453,435
385,592		FNMA	6.000	04/01/38	435,361
31,928		FNMA	4.500	05/01/38	34,307
1,357,650		FNMA	5.000	05/01/38	1,485,333
425,813		FNMA	5.000	05/01/38	464,776
1,156,692		FNMA	6.000	06/01/38	1,308,722
1,530,201		FNMA	6.500	06/01/38	1,720,364
335,115		FNMA	6.000	07/01/38	378,484
6,781	i	FNMA	2.853	08/01/38	7,174
4,548	i	FNMA	3.000	08/01/38	4,812
1,008,812		FNMA	6.000	09/01/38	1,138,878
42,007	i	FNMA	2.646	10/01/38	44,122
4,015		FNMA	6.000	10/01/38	4,533
21,681		FNMA	5.500	11/01/38	24,050
5,039		FNMA	5.000	12/01/38	5,500
884,349		FNMA	5.500	12/01/38	989,537
105,881		FNMA	4.500	01/01/39	113,477
3,620,039		FNMA	5.000	01/01/39	3,951,280
147,151		FNMA	5.000	01/01/39	160,616
561,607		FNMA	5.500	01/01/39	625,754
142,637		FNMA	5.500	01/01/39	159,017
20,647		FNMA	6.000	01/01/39	23,314
28,557		FNMA	6.000	01/01/39	32,239
628,800		FNMA	4.500	02/01/39	675,887
301,480		FNMA	4.500	02/01/39	323,718
250,216		FNMA	4.500	02/01/39	268,483
9,002		FNMA	5.500	02/01/39	10,043
639,711		FNMA	4.000	04/01/39	673,767
19,279		FNMA	5.500	04/01/39	21,556
999,682		FNMA	4.500	05/01/39	1,082,159
202,220		FNMA	4.500	05/01/39	217,408
556,947		FNMA	4.500	06/01/39	598,325
197,887		FNMA	4.500	06/01/39	212,337
438,705		FNMA	5.500	06/01/39	489,393
15,438	i	FNMA	3.085	07/01/39	16,402
142,713		FNMA	4.500	07/01/39	153,304
97,040		FNMA	4.500	07/01/39	104,144
15,509		FNMA	5.000	07/01/39	17,020
146,891	i	FNMA	2.900	08/01/39	154,917
27,017	i	FNMA	2.940	08/01/39	28,807
320,651		FNMA	4.000	08/01/39	336,590
2,175,868		FNMA	4.000	08/01/39	2,287,003
30,909		FNMA	4.500	08/01/39	33,558
459,720		FNMA	4.500	08/01/39	493,875
1,350,191		FNMA	4.500	08/01/39	1,462,007
2,190,082		FNMA	5.000	08/01/39	2,395,811
20,276		FNMA	5.000	08/01/39	22,156
779,292		FNMA	4.000	09/01/39	817,647
48,572		FNMA	5.000	09/01/39	53,112
338,455		FNMA	5.500	09/01/39	382,398
132

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$175,475		FNMA	6.000%	09/01/39	$198,274
763,797		FNMA	6.500	10/01/39	865,122
35,083		FNMA	5.000	11/01/39	38,775
1,019,714		FNMA	4.000	12/01/39	1,071,609
3,419,153		FNMA	4.500	12/01/39	3,677,048
217,170		FNMA	4.500	12/01/39	233,415
96,723		FNMA	4.500	12/01/39	104,651
27,222	i	FNMA	3.440	01/01/40	28,491
59,312		FNMA	4.500	01/01/40	63,777
71,550		FNMA	5.000	01/01/40	78,720
458,983		FNMA	6.000	02/01/40	518,416
627,344		FNMA	4.500	03/01/40	674,752
309,954		FNMA	4.500	03/01/40	333,703
32,594		FNMA	5.000	03/01/40	35,665
30,948		FNMA	4.500	04/01/40	33,317
1,174,069		FNMA	5.000	04/01/40	1,284,119
915,503		FNMA	5.000	04/01/40	1,007,176
85,545	i	FNMA	3.041	05/01/40	90,585
235,438	i	FNMA	3.062	05/01/40	249,354
157,703	i	FNMA	3.407	05/01/40	167,587
32,435		FNMA	4.500	05/01/40	35,020
76,167		FNMA	4.500	07/01/40	82,006
80,253		FNMA	4.500	07/01/40	86,321
102,665		FNMA	5.000	07/01/40	112,418
31,649	i	FNMA	3.055	08/01/40	33,250
642,291		FNMA	4.500	08/01/40	690,927
880,938		FNMA	4.500	08/01/40	947,662
669,262		FNMA	5.000	08/01/40	732,207
1,505,498		FNMA	4.500	09/01/40	1,621,056
581,710		FNMA	4.500	09/01/40	626,302
1,316,648		FNMA	6.000	09/01/40	1,487,963
227,160		FNMA	3.500	10/01/40	233,749
1,011,397		FNMA	4.000	10/01/40	1,064,381
2,460,951		FNMA	4.000	10/01/40	2,590,509
1,484,581		FNMA	4.500	10/01/40	1,597,503
1,859,425		FNMA	3.500	11/01/40	1,913,489
1,158,798		FNMA	4.000	11/01/40	1,219,488
1,884,828		FNMA	4.000	11/01/40	1,983,689
2,013,849		FNMA	4.000	11/01/40	2,119,761
207,723		FNMA	4.500	11/01/40	223,693
175,882	i	FNMA	3.212	12/01/40	184,521
614,741		FNMA	4.000	12/01/40	647,200
4,852,644		FNMA	4.500	12/01/40	5,223,985
67,365		FNMA	3.500	01/01/41	69,323
98,570	i	FNMA	3.420	02/01/41	104,146
368,501		FNMA	3.500	02/01/41	379,219
1,745,954		FNMA	4.000	02/01/41	1,838,671
1,626,594		FNMA	4.000	03/01/41	1,711,886
1,247,178		FNMA	4.500	04/01/41	1,342,430
280,876		FNMA	4.500	05/01/41	302,219
1,685,832		FNMA	4.500	05/01/41	1,815,134
903,300		FNMA	4.500	06/01/41	971,454
240,588	i	FNMA	3.033	07/01/41	254,712
1,056,998		FNMA	4.500	07/01/41	1,134,696
2,959,978		FNMA	4.000	09/01/41	3,116,700
1,615,664		FNMA	4.500	09/01/41	1,737,968
133

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$571,033		FNMA	5.500%	09/01/41	$637,010
94,558	i	FNMA	3.017	10/01/41	99,409
319,953	i	FNMA	3.134	10/01/41	339,783
1,046,635		FNMA	3.500	11/01/41	1,076,460
951,462		FNMA	3.500	11/01/41	978,869
900,210	i	FNMA	2.815	12/01/41	937,928
6,090,319		FNMA	3.500	12/01/41	6,264,487
1,120,267		FNMA	4.000	12/01/41	1,179,577
2,817,819		FNMA	3.500	03/01/42	2,897,233
1,943,284		FNMA	4.000	03/01/42	2,046,128
5,196,740		FNMA	3.500	04/01/42	5,343,210
1,914,344		FNMA	3.500	04/01/42	1,972,776
2,317,122		FNMA	4.500	04/01/42	2,494,026
2,036,738		FNMA	5.000	04/01/42	2,266,897
1,733,730		FNMA	4.000	05/01/42	1,824,758
2,307,308		FNMA	5.000	05/01/42	2,522,756
1,662,897		FNMA	3.000	06/01/42	1,658,518
7,764,770		FNMA	3.500	06/01/42	7,980,671
6,880,073		FNMA	4.000	06/01/42	7,237,211
4,062,193		FNMA	4.000	06/01/42	4,275,827
12,461,088		FNMA	3.500	07/01/42	12,808,356
2,387,931		FNMA	4.500	07/01/42	2,568,671
2,689,610		FNMA	3.500	08/01/42	2,764,882
3,933,515		FNMA	3.000	09/01/42	3,923,157
5,081,219		FNMA	3.500	09/01/42	5,222,860
8,231,697		FNMA	3.000	10/01/42	8,210,035
2,515,367		FNMA	3.500	10/01/42	2,585,487
3,055,858		FNMA	2.500	01/01/43	2,927,371
10,230,713		FNMA	3.000	01/01/43	10,203,772
13,864,184		FNMA	3.000	02/01/43	13,827,676
10,030,529		FNMA	3.000	04/01/43	10,004,114
3,460,279		FNMA	3.000	04/01/43	3,450,813
2,296,988	i	FNMA	2.136	06/01/43	2,335,389
10,495,335		FNMA	3.000	06/01/43	10,466,125
2,694,659	i	FNMA	1.739	07/01/43	2,761,207
8,469,641		FNMA	3.000	07/01/43	8,445,627
7,978,623		FNMA	3.500	07/01/43	8,196,793
7,429,801		FNMA	3.000	08/01/43	7,408,714
3,701,706		FNMA	4.000	08/01/43	3,911,738
5,939,957		FNMA	3.000	09/01/43	5,922,783
7,872,943		FNMA	3.500	09/01/43	8,087,307
5,501,462		FNMA	3.500	10/01/43	5,653,102
771,230		FNMA	4.500	10/01/43	827,117
5,469,412		FNMA	4.000	11/01/43	5,740,084
2,304,749		FNMA	4.000	11/01/43	2,417,813
4,952,679		FNMA	4.500	12/01/43	5,309,852
1,637,713		FNMA	4.500	12/01/43	1,757,443
5,714,545		FNMA	4.000	01/01/44	5,994,236
4,473,117		FNMA	4.000	05/01/44	4,691,917
4,743,310		FNMA	4.000	07/01/44	4,976,488
5,264,071		FNMA	4.000	07/01/44	5,522,618
2,968,031		FNMA	3.500	09/01/44	3,040,700
4,921,786		FNMA	4.000	09/01/44	5,163,245
10,047,104		FNMA	3.500	10/01/44	10,298,222
5,683,050		FNMA	4.000	12/01/44	5,961,896
21,618,195		FNMA	3.000	01/01/45	21,559,094
134

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,986,696		FNMA	3.000%	01/01/45	$6,964,689
16,764,239		FNMA	3.500	02/01/45	17,159,195
9,383,066		FNMA	3.000	04/01/45	9,322,753
16,309,852		FNMA	3.500	05/01/45	16,694,104
12,893,694		FNMA	3.500	07/01/45	13,217,930
18,107,402		FNMA	4.000	07/01/45	18,997,974
11,906,594		FNMA	3.500	11/01/45	12,187,106
9,228,410		FNMA	3.500	01/01/46	9,445,827
8,395,190		FNMA	3.500	02/01/46	8,592,976
17,100,019		FNMA	4.500	05/01/46	18,376,763
9,290,853		FNMA	3.000	06/01/46	9,220,268
18,606,334		FNMA	3.500	07/01/46	19,044,689
18,305,433		FNMA	4.000	08/01/46	19,208,977
14,556,797		FNMA	3.000	09/01/46	14,446,204
14,742,915		FNMA	3.000	10/01/46	14,630,910
29,483,204		FNMA	3.000	11/01/46	29,259,212
9,877,144		FNMA	3.500	12/01/46	10,109,844
14,916,384		FNMA	4.000	02/01/47	15,652,809
14,964,330		FNMA	3.000	03/01/47	14,850,560
14,953,424		FNMA	3.500	03/01/47	15,305,906
4,988,632		FNMA	4.000	03/01/47	5,243,142
20,000,000	h	FNMA	3.000	04/01/47	19,846,922
20,000,000	h	FNMA	3.500	04/01/47	20,471,448
9,483,364		FNMA	3.500	07/01/55	9,706,787
1,002		Government National Mortgage Association (GNMA)	5.000	02/15/18	1,028
4,671		GNMA	4.500	02/15/19	4,728
5,006		GNMA	4.500	01/20/24	5,263
35,691		GNMA	4.000	04/15/24	37,398
8,197		GNMA	4.500	07/15/24	8,640
134,811		GNMA	4.000	08/15/24	141,215
34,292		GNMA	4.500	08/15/24	36,320
107,415		GNMA	4.000	09/15/24	112,504
19,603		GNMA	4.500	01/15/25	20,883
152,381		GNMA	4.000	08/15/25	159,667
87,198		GNMA	3.500	03/15/26	90,771
110,201		GNMA	4.000	04/15/26	115,320
86,899		GNMA	4.000	06/20/26	91,224
136,874		GNMA	3.500	11/20/26	143,065
718,999		GNMA	3.000	12/15/26	745,543
2,197,133		GNMA	2.500	04/20/27	2,224,855
1,386,007		GNMA	2.500	09/20/27	1,403,498
1,248		GNMA	6.500	09/15/28	1,415
469		GNMA	6.500	09/15/28	532
2,731		GNMA	6.500	11/15/28	3,096
1,121		GNMA	7.500	11/15/28	1,247
2,136,000		GNMA	3.500	11/20/28	2,237,817
8,066		GNMA	8.500	10/15/30	8,523
4,166		GNMA	8.500	10/20/30	4,921
469		GNMA	8.500	12/15/30	583
632		GNMA	7.000	06/20/31	748
1,792		GNMA	7.000	07/15/31	1,876
1,882		GNMA	7.000	07/15/31	2,071
240,028		GNMA	6.000	10/15/32	277,634
32,482		GNMA	5.500	12/20/32	36,485
72,247		GNMA	5.500	05/15/33	81,356
11,688		GNMA	5.000	07/15/33	12,913
135

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$44,451	GNMA	5.500%	07/15/33	$50,149
10,553	GNMA	5.000	07/20/33	11,756
40,442	GNMA	5.000	08/15/33	44,251
26,727	GNMA	5.000	08/15/33	29,211
162,558	GNMA	5.500	09/15/33	188,004
132,782	GNMA	6.000	11/20/33	153,060
59,183	GNMA	5.500	05/20/34	66,341
83,775	GNMA	6.000	09/20/34	96,807
7,067	GNMA	5.000	10/20/34	7,773
190,459	GNMA	5.500	11/15/34	214,751
83,198	GNMA	6.500	01/15/35	95,194
45,524	GNMA	5.500	02/20/35	51,116
859,621	GNMA	5.000	03/20/35	956,871
275,111	GNMA	5.000	04/15/35	303,936
277,793	GNMA	5.500	05/20/35	311,437
10,837	GNMA	5.000	09/20/35	12,059
5,409	GNMA	5.000	11/15/35	5,914
6,152	GNMA	5.000	11/15/35	6,795
77,396	GNMA	5.500	02/20/36	85,967
8,559	GNMA	5.500	03/15/36	9,666
25,347	GNMA	5.500	05/20/36	28,157
6,316	GNMA	6.500	06/15/36	7,161
245,583	GNMA	5.500	06/20/36	272,275
13,723	GNMA	5.000	09/15/36	15,163
8,755	GNMA	6.000	09/15/36	9,916
23,298	GNMA	6.000	10/20/36	27,283
15,863	GNMA	5.000	12/15/36	17,529
11,020	GNMA	5.500	01/15/37	12,277
13,623	GNMA	6.000	01/20/37	15,647
332,135	GNMA	5.500	02/15/37	373,796
47,636	GNMA	6.000	02/20/37	54,465
353,970	GNMA	6.000	04/15/37	404,888
11,533	GNMA	6.500	04/15/37	13,075
184,542	GNMA	6.000	04/20/37	210,577
21,485	GNMA	6.000	06/15/37	24,747
27,622	GNMA	6.000	08/20/37	31,362
22,889	GNMA	6.500	08/20/37	26,652
105,983	GNMA	6.500	11/20/37	122,069
53,000	GNMA	6.000	12/15/37	59,987
6,385	GNMA	5.000	02/20/38	7,024
168,855	GNMA	5.000	04/15/38	186,288
7,059	GNMA	5.500	05/20/38	7,811
34,114	GNMA	5.500	06/15/38	38,622
74,501	GNMA	6.000	06/20/38	84,651
108,880	GNMA	5.500	07/15/38	121,524
568,285	GNMA	5.000	07/20/38	628,133
538,354	GNMA	5.500	07/20/38	595,376
12,044	GNMA	5.500	08/15/38	13,443
79,968	GNMA	6.000	08/15/38	90,597
233,895	GNMA	6.000	08/15/38	264,645
54,263	GNMA	6.000	08/20/38	61,552
219,158	GNMA	6.000	09/20/38	248,594
65,924	GNMA	5.000	10/15/38	72,119
18,733	GNMA	5.500	10/15/38	21,771
21,689	GNMA	6.500	10/20/38	23,176
10,405	GNMA	6.500	10/20/38	11,821
136

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,223		GNMA	5.500%	11/15/38	$3,597
41,942		GNMA	6.500	11/20/38	47,749
197,485		GNMA	6.000	12/15/38	223,896
4,030		GNMA	6.500	12/15/38	4,633
40,884		GNMA	5.000	01/15/39	45,073
1,032,846		GNMA	4.500	01/20/39	1,112,517
109,533		GNMA	6.500	01/20/39	125,265
39,462		GNMA	5.000	02/15/39	43,532
17,597		GNMA	6.000	02/15/39	19,920
39,945		GNMA	4.500	03/15/39	42,708
322,287		GNMA	4.500	03/15/39	344,569
47,762	i	GNMA	2.125	03/20/39	48,509
12,646		GNMA	4.500	03/20/39	13,671
201,544		GNMA	5.500	03/20/39	222,727
21,430		GNMA	4.500	04/15/39	22,965
285,854		GNMA	5.500	04/15/39	322,975
7,856		GNMA	5.000	04/20/39	8,661
41,815		GNMA	4.000	05/15/39	44,162
615,256		GNMA	4.500	05/15/39	659,309
310,739		GNMA	5.000	05/15/39	341,859
43,183		GNMA	4.000	05/20/39	45,852
113,714		GNMA	4.500	05/20/39	122,743
2,317,015		GNMA	5.000	05/20/39	2,549,197
17,105		GNMA	4.500	06/15/39	18,330
1,783,927		GNMA	4.500	06/15/39	1,912,834
1,809,280		GNMA	5.000	06/15/39	2,020,488
1,633,792		GNMA	5.000	06/15/39	1,824,641
19,501		GNMA	5.000	06/15/39	21,423
17,388		GNMA	5.000	06/15/39	19,183
37,785		GNMA	5.000	06/15/39	41,647
26,672		GNMA	4.000	06/20/39	28,409
15,617		GNMA	5.000	06/20/39	17,158
2,222,686		GNMA	4.000	07/15/39	2,347,434
24,605		GNMA	4.500	07/15/39	26,342
2,222,160		GNMA	4.500	07/15/39	2,403,458
51,182		GNMA	4.500	07/15/39	54,847
20,924		GNMA	5.000	07/15/39	23,080
259,682		GNMA	4.500	07/20/39	281,317
226,419		GNMA	5.000	07/20/39	247,240
22,350		GNMA	5.500	07/20/39	24,779
105,981		GNMA	4.000	08/15/39	111,929
294,923		GNMA	5.000	08/15/39	324,461
19,162		GNMA	5.500	08/15/39	21,380
111,061		GNMA	6.000	08/15/39	125,729
72,108		GNMA	4.000	08/20/39	76,775
59,503		GNMA	5.000	08/20/39	65,437
48,789		GNMA	5.000	09/15/39	53,795
81,992		GNMA	5.000	09/20/39	90,746
17,518		GNMA	4.500	10/15/39	18,730
11,211		GNMA	5.000	10/15/39	12,306
25,613		GNMA	4.500	10/20/39	27,747
50,070		GNMA	4.500	11/15/39	54,038
37,382		GNMA	4.500	11/20/39	40,424
44,177		GNMA	5.000	11/20/39	48,735
1,296,999		GNMA	4.500	12/15/39	1,390,213
98,103		GNMA	4.500	12/15/39	105,195
137

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$37,150		GNMA	4.500%	12/20/39	$40,220
1,355,097		GNMA	5.000	12/20/39	1,489,869
1,246,998		GNMA	4.500	01/20/40	1,350,900
18,103		GNMA	5.500	01/20/40	20,014
677,695		GNMA	5.500	02/15/40	756,594
90,190		GNMA	4.000	03/15/40	95,252
19,093		GNMA	5.000	03/15/40	20,986
12,629		GNMA	4.500	04/15/40	13,521
261,246		GNMA	5.000	04/15/40	289,579
50,762		GNMA	4.500	04/20/40	54,996
8,184		GNMA	4.500	05/15/40	8,761
231,157		GNMA	5.000	05/15/40	254,264
489,617	i	GNMA	2.125	05/20/40	503,182
11,170		GNMA	4.500	05/20/40	12,057
19,020		GNMA	4.500	06/15/40	20,362
14,609		GNMA	4.500	06/15/40	15,640
4,199,842		GNMA	4.500	06/15/40	4,500,803
248,048		GNMA	5.000	06/20/40	274,140
149,650		GNMA	4.500	07/15/40	160,184
530,324		GNMA	4.500	07/15/40	568,430
1,808,186		GNMA	4.500	07/20/40	1,960,275
54,325		GNMA	5.000	07/20/40	59,678
368,775		GNMA	4.000	08/15/40	390,673
1,584,174		GNMA	4.000	08/15/40	1,677,915
158,970		GNMA	4.500	08/15/40	172,094
140,319		GNMA	4.500	08/20/40	152,149
113,375		GNMA	4.500	09/20/40	122,424
32,244		GNMA	5.500	09/20/40	35,632
45,897		GNMA	6.500	09/20/40	52,750
47,716		GNMA	4.000	10/15/40	50,711
100,996		GNMA	6.000	10/20/40	113,611
584,814		GNMA	4.000	11/15/40	621,579
1,509,390		GNMA	4.000	11/20/40	1,615,746
369,568		GNMA	3.500	12/15/40	383,188
520,163		GNMA	5.500	12/20/40	576,678
1,693,219		GNMA	4.000	01/15/41	1,793,521
3,943,438		GNMA	4.000	01/20/41	4,203,001
333,614		GNMA	4.000	02/15/41	352,625
1,080,045		GNMA	4.500	02/20/41	1,165,820
600,986		GNMA	4.500	03/15/41	644,026
1,335,819		GNMA	4.500	04/20/41	1,441,908
269,025		GNMA	5.000	04/20/41	295,123
119,715	i	GNMA	3.000	06/20/41	123,738
292,065		GNMA	4.000	07/15/41	308,579
528,787		GNMA	4.000	07/20/41	562,230
1,714,360		GNMA	4.500	07/20/41	1,850,518
1,478,791		GNMA	5.000	07/20/41	1,624,089
427,950		GNMA	4.500	08/15/41	458,185
668,860		GNMA	5.000	08/20/41	733,947
864,868		GNMA	4.000	09/15/41	916,016
68,718	i	GNMA	2.125	09/20/41	70,844
2,380,627		GNMA	4.000	09/20/41	2,530,007
155,987		GNMA	4.000	10/15/41	164,798
167,573	i	GNMA	2.250	10/20/41	172,410
92,743	i	GNMA	2.500	10/20/41	95,917
3,021,710		GNMA	4.000	10/20/41	3,210,663
138

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$362,495		GNMA	5.500%	10/20/41	$403,725
931,585		GNMA	3.500	11/15/41	967,835
2,069,513		GNMA	4.000	11/15/41	2,192,000
3,904,460		GNMA	4.500	11/20/41	4,214,716
1,609,057		GNMA	5.000	11/20/41	1,789,221
484,902		GNMA	6.000	11/20/41	549,874
2,026,596		GNMA	3.500	01/20/42	2,109,487
530,661	i	GNMA	3.000	02/20/42	547,649
990,868		GNMA	3.500	03/20/42	1,031,702
1,577,860		GNMA	4.500	03/20/42	1,700,675
1,848,380		GNMA	3.500	04/15/42	1,920,311
2,914,480		GNMA	3.500	05/20/42	3,031,894
9,472,409		GNMA	3.500	05/20/42	9,862,779
2,168,773		GNMA	4.000	05/20/42	2,301,778
4,772,025		GNMA	3.500	07/15/42	4,960,242
568,178	i	GNMA	2.125	07/20/42	584,161
2,228,359		GNMA	3.500	07/20/42	2,320,194
2,698,026		GNMA	3.000	08/20/42	2,732,396
3,045,694		GNMA	3.500	08/20/42	3,168,458
9,291,732		GNMA	3.500	08/20/42	9,674,666
1,784,651		GNMA	6.000	08/20/42	2,054,348
3,581,424		GNMA	3.500	10/20/42	3,729,026
3,900,471		GNMA	3.000	11/20/42	3,950,157
3,249,130		GNMA	3.000	12/20/42	3,285,561
4,524,294		GNMA	3.000	12/20/42	4,581,927
5,458,178		GNMA	3.000	01/15/43	5,528,054
2,749,030		GNMA	3.000	01/15/43	2,784,109
3,436,042		GNMA	3.000	01/20/43	3,479,813
3,471,174		GNMA	3.000	02/20/43	3,509,212
5,826,860		GNMA	3.000	02/20/43	5,901,087
1,132,734		GNMA	3.000	04/15/43	1,147,189
1,146,650		GNMA	5.000	04/20/43	1,235,346
2,385,024		GNMA	3.000	05/20/43	2,415,408
3,702,517		GNMA	3.000	06/20/43	3,749,685
7,081,287		GNMA	3.500	06/20/43	7,366,764
7,967,917		GNMA	3.000	07/20/43	8,069,425
3,753,742		GNMA	3.500	07/20/43	3,908,458
5,500,071		GNMA	3.500	09/20/43	5,726,780
2,156,760		GNMA	4.000	09/20/43	2,281,735
1,922,678		GNMA	4.000	10/20/43	2,038,975
1,026,316		GNMA	3.500	11/20/43	1,068,621
2,346,604		GNMA	4.000	11/20/43	2,480,968
1,970,173		GNMA	4.500	12/20/43	2,105,209
2,075,287		GNMA	4.500	01/20/44	2,217,527
2,673,113		GNMA	3.500	02/20/44	2,782,479
3,904,901		GNMA	4.000	02/20/44	4,133,950
3,978,000		GNMA	4.000	05/20/44	4,204,888
4,138,967		GNMA	4.000	06/20/44	4,375,037
11,498,498		GNMA	3.500	07/20/44	11,944,137
3,150,472		GNMA	4.500	10/20/44	3,366,405
8,286,871		GNMA	3.500	11/20/44	8,601,205
10,743,771		GNMA	3.000	12/20/44	10,850,751
26,965,901		GNMA	3.500	02/20/45	27,988,761
11,375,018		GNMA	3.000	04/20/45	11,488,166
11,967,667		GNMA	3.000	06/20/45	12,086,711
12,274,659		GNMA	3.000	07/20/45	12,396,756
139

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$23,966,100		GNMA	4.000%	11/20/45	$25,333,025
12,453,036		GNMA	3.000	12/20/45	12,576,907
11,625,278		GNMA	3.500	12/20/45	12,066,243
14,942,356		GNMA	4.000	04/20/46	15,794,605
9,017,277		GNMA	3.000	05/20/46	9,106,972
8,819,290		GNMA	3.500	05/20/46	9,153,820
13,879,628		GNMA	3.000	06/20/46	14,017,690
9,084,945		GNMA	3.500	06/20/46	9,429,551
18,859,554		GNMA	3.500	08/20/46	19,574,927
9,745,799		GNMA	3.000	09/20/46	9,842,742
33,384,084		GNMA	3.500	09/20/46	34,650,396
9,926,361		GNMA	3.000	12/20/46	10,025,099
9,953,666		GNMA	3.000	01/20/47	10,052,675
14,939,923		GNMA	3.500	01/20/47	15,506,618
9,953,113		GNMA	4.000	01/20/47	10,523,007
29,931,028		GNMA	3.000	02/20/47	30,228,755
29,937,409	h	GNMA	3.500	02/20/47	31,072,982
		TOTAL MORTGAGE BACKED			2,118,004,656

MUNICIPAL BONDS - 0.9%
200,000		Alabama Economic Settlement Authority	4.263	09/15/32	204,526
300,000		American Municipal Power	7.834	02/15/41	430,695
500,000		American Municipal Power	6.270	02/15/50	599,140
500,000		Bay Area Toll Authority	6.263	04/01/49	682,440
200,000		California State University	3.899	11/01/47	198,092
720,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	900,252
250,000		City of Chicago IL	7.375	01/01/33	252,447
300,000		City of Chicago IL	5.432	01/01/42	245,079
750,000		City Public Service Board of San Antonio TX	5.808	02/01/41	941,025
150,000		Colorado Bridge Enterprise	6.078	12/01/40	188,465
200,000		Commonwealth Financing Authority	4.014	06/01/33	198,076
100,000		Commonwealth Financing Authority	4.144	06/01/38	96,971
200,000		Commonwealth of Massachusetts	4.200	12/01/21	213,194
500,000		Commonwealth of Massachusetts	5.731	06/01/40	637,820
100,000		Commonwealth of Massachusetts	3.277	06/01/46	91,568
195,000		Commonwealth of Pennsylvania	5.850	07/15/30	215,105
200,000		County of Clark NV	6.820	07/01/45	284,358
350,000		Denver City & County School District No	4.242	12/15/37	359,751
200,000		District of Columbia	5.591	12/01/34	244,314
100,000		East Baton Rouge Sewerage Commission	6.087	02/01/45	109,114
200,000		Energy Northwest	2.814	07/01/24	200,664
500,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	513,950
200,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	201,584
200,000		Florida State Board of Administration Finance Corp	2.638	07/01/21	201,540
200,000		Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	193,410
200,000		Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	168,166
28,529		Kentucky Asset Liability Commission	3.165	04/01/18	28,658
630,000		Los Angeles Unified School District	5.750	07/01/34	779,556
100,000		Massachusetts School Building Authority	5.715	08/15/39	124,882
200,000		Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	4.053	07/01/26	207,186
100,000		Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	132,263
940,000		Metropolitan Transportation Authority	6.648	11/15/39	1,244,682
650,000		Metropolitan Transportation Authority	7.336	11/15/39	955,812
140

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Missouri Highway & Transportation Commission	5.445%	05/01/33	$591,230
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	280,640
500,000	Municipal Electric Authority of Georgia	6.655	04/01/57	561,870
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,139,279
335,000	New Jersey State Turnpike Authority	7.414	01/01/40	481,931
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,395,600
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	831,224
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	374,209
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	737,674
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,215,808
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	618,100
600,000	New York State Dormitory Authority	5.289	03/15/33	704,706
130,000	New York State Dormitory Authority	5.628	03/15/39	159,721
545,000	New York State Dormitory Authority	5.600	03/15/40	670,399
400,000	New York State Urban Development Corp	5.838	03/15/40	488,148
100,000	Ohio State University	4.910	06/01/40	116,063
500,000	Ohio State University	3.798	12/01/46	490,770
200,000	Ohio State University	4.048	12/01/56	193,660
675,000	Ohio State Water Development Authority	4.879	12/01/34	765,234
750,000	Oregon School Boards Association	4.759	06/30/28	826,598
250,000	Oregon School Boards Association	5.680	06/30/28	291,595
100,000	Oregon State Department of Transportation	5.834	11/15/34	126,518
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	249,586
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	618,950
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	315,486
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,073,520
200,000	Port Authority of New York & New Jersey	4.810	10/15/65	218,864
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	115,288
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	981,048
500,000	South Carolina Public Service Authority	2.388	12/01/23	458,795
600,000	State of California	6.200	10/01/19	665,658
645,000	State of California	5.700	11/01/21	734,532
250,000	State of California	7.500	04/01/34	354,195
1,285,000	State of California	7.550	04/01/39	1,884,568
3,400,000	State of California	7.300	10/01/39	4,804,404
2,740,000	State of California	7.625	03/01/40	4,012,538
200,000	State of California Department of Water Resources Power Supply Revenue	2.000	05/01/22	195,890
300,000	State of Connecticut	5.090	10/01/30	337,305
620,000	State of Connecticut	5.850	03/15/32	745,277
5,950,000	State of Illinois	5.100	06/01/33	5,428,899
1,295,000	State of Illinois	6.725	04/01/35	1,345,932
500,000	State of Illinois	5.650	12/01/38	462,040
500,000	State of Kansas Department of Transportation	4.596	09/01/35	554,005
300,000	State of Oregon	5.762	06/01/23	334,275
600,000	State of Texas	4.631	04/01/33	682,020
50,000	State of Texas	5.517	04/01/39	62,981
1,000,000	State of Texas	4.681	04/01/40	1,138,190
575,000	State of Texas Transportation Commission	5.028	04/01/26	646,800
500,000	State of Utah	3.539	07/01/25	524,290
200,000	State of Washington	5.090	08/01/33	233,056
200,000	State of Wisconsin	3.954	05/01/36	202,746
604,000	State Public School Building Authority	5.000	09/15/27	644,196
100,000	Sumter Landing Community Development District	4.172	10/01/47	97,092
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,065,552
141

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Tennessee Valley Authority	1.750%	10/15/18	$302,291
750,000	Tennessee Valley Authority	3.875	02/15/21	806,126
750,000	Tennessee Valley Authority	2.875	09/15/24	773,375
200,000	Tennessee Valley Authority	2.875	02/01/27	200,694
500,000	Tennessee Valley Authority	5.880	04/01/36	666,530
500,000	Tennessee Valley Authority	5.500	06/15/38	644,281
1,300,000	Tennessee Valley Authority	3.500	12/15/42	1,308,132
1,750,000	Tennessee Valley Authority	4.625	09/15/60	1,996,029
300,000	Tennessee Valley Authority	4.250	09/15/65	314,608
500,000	University of California	1.796	07/01/19	502,695
200,000	University of California	5.770	05/15/43	244,838
200,000	University of California	3.931	05/15/45	199,390
200,000	University of California	4.131	05/15/45	198,226
860,000	University of California	4.858	05/15/12	845,363
200,000	University of California	4.767	05/15/15	191,778
100,000	University of Pennsylvania	4.674	09/01/12	100,770
300,000	University of Southern California	3.028	10/01/39	270,644
200,000	University of Southern California	5.250	10/01/11	233,369
700,000	University of Texas	4.794	08/15/46	807,660
200,000	University of Texas System	3.852	08/15/46	203,734
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	175,980
	TOTAL MUNICIPAL BONDS			68,280,253

U.S. TREASURY SECURITIES - 36.1%
9,000,000	United States Treasury Bond	5.250	11/15/28	11,498,553
26,060,000	United States Treasury Bond	5.250	02/15/29	33,405,662
21,250,000	United States Treasury Bond	4.500	02/15/36	26,943,512
6,400,000	United States Treasury Bond	5.000	05/15/37	8,605,498
4,644,000	United States Treasury Bond	4.375	02/15/38	5,793,390
41,983,000	United States Treasury Bond	3.500	02/15/39	46,192,761
18,850,000	United States Treasury Bond	4.375	11/15/39	23,389,457
12,585,000	United States Treasury Bond	3.875	08/15/40	14,545,013
11,185,000	United States Treasury Bond	4.250	11/15/40	13,652,254
26,350,000	United States Treasury Bond	4.375	05/15/41	32,806,778
10,000,000	United States Treasury Bond	3.750	08/15/41	11,339,450
8,300,000	United States Treasury Bond	3.125	11/15/41	8,491,937
4,550,000	United States Treasury Bond	3.125	02/15/42	4,654,332
10,000,000	United States Treasury Bond	3.000	05/15/42	9,995,700
10,000,000	United States Treasury Bond	2.750	08/15/42	9,530,470
4,000,000	United States Treasury Bond	2.750	11/15/42	3,807,656
10,250,000	United States Treasury Bond	2.875	05/15/43	9,977,330
6,500,000	United States Treasury Bond	3.625	08/15/43	7,236,073
2,000,000	United States Treasury Bond	3.750	11/15/43	2,275,234
7,615,000	United States Treasury Bond	3.625	02/15/44	8,482,691
2,500,000	United States Treasury Bond	3.375	05/15/44	2,667,090
14,000,000	United States Treasury Bond	3.125	08/15/44	14,267,974
16,750,000	United States Treasury Bond	3.000	11/15/44	16,668,863
16,000,000	United States Treasury Bond	2.500	02/15/45	14,372,496
22,000,000	United States Treasury Bond	3.000	05/15/45	21,865,074
16,000,000	United States Treasury Bond	2.875	08/15/45	15,511,248
10,750,000	United States Treasury Bond	3.000	11/15/45	10,680,297
22,000,000	United States Treasury Bond	2.500	02/15/46	19,708,898
27,000,000	United States Treasury Bond	2.500	05/15/46	24,171,318
10,000,000	United States Treasury Bond	2.250	08/15/46	8,460,160
18,300,000	United States Treasury Bond	2.875	11/15/46	17,749,573
5,000,000	United States Treasury Bond	3.000	02/15/47	4,979,490
142

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$58,500,000	United States Treasury Note	0.750%	10/31/17	$58,431,438
7,862,000	United States Treasury Note	2.375	05/31/18	7,972,555
15,000,000	United States Treasury Note	1.375	07/31/18	15,042,780
13,065,000	United States Treasury Note	2.250	07/31/18	13,252,809
40,350,000	United States Treasury Note	1.500	08/31/18	40,528,105
22,000,000	United States Treasury Note	1.375	09/30/18	22,062,744
28,000,000	United States Treasury Note	1.250	10/31/18	28,019,684
5,000,000	United States Treasury Note	1.000	11/30/18	4,982,420
11,000,000	United States Treasury Note	1.250	11/30/18	11,006,446
25,000,000	United States Treasury Note	1.500	12/31/18	25,115,225
15,000,000	United States Treasury Note	1.125	01/31/19	14,968,950
25,000,000	United States Treasury Note	1.500	01/31/19	25,114,250
10,000,000	United States Treasury Note	0.750	02/15/19	9,909,380
2,802,400	United States Treasury Note	2.750	02/15/19	2,880,890
30,000,000	United States Treasury Note	1.500	02/28/19	30,138,270
36,000,000	United States Treasury Note	1.625	03/31/19	36,248,904
40,750,000	United States Treasury Note	1.500	05/31/19	40,918,746
40,000,000	United States Treasury Note	1.625	06/30/19	40,254,680
18,000,000	United States Treasury Note	1.625	07/31/19	18,111,798
50,500,000	United States Treasury Note	1.625	08/31/19	50,795,879
10,000,000	United States Treasury Note	0.875	09/15/19	9,876,560
38,500,000	United States Treasury Note	1.750	09/30/19	38,835,373
10,000,000	United States Treasury Note	1.000	10/15/19	9,899,220
29,000,000	United States Treasury Note	1.500	10/31/19	29,053,244
2,000,000	United States Treasury Note	1.000	11/15/19	1,977,734
57,000,000	United States Treasury Note	1.500	11/30/19	57,089,034
10,000,000	United States Treasury Note	1.375	12/15/19	9,979,690
33,500,000	United States Treasury Note	1.625	12/31/19	33,647,869
36,500,000	United States Treasury Note	1.250	01/31/20	36,261,910
78,500,000	United States Treasury Note	1.375	02/29/20	78,190,318
20,000,000	United States Treasury Note	1.625	03/15/20	20,069,540
5,000,000	United States Treasury Note	1.375	03/31/20	4,977,735
20,000,000	United States Treasury Note	1.375	04/30/20	19,890,620
50,000,000	United States Treasury Note	1.500	05/31/20	49,869,150
45,000,000	United States Treasury Note	1.625	06/30/20	45,033,390
22,500,000	United States Treasury Note	1.625	07/31/20	22,500,878
4,000,000	United States Treasury Note	2.000	07/31/20	4,049,688
5,342,000	United States Treasury Note	2.625	08/15/20	5,513,526
34,000,000	United States Treasury Note	1.375	08/31/20	33,682,576
30,000,000	United States Treasury Note	1.375	09/30/20	29,697,660
6,000,000	United States Treasury Note	2.000	09/30/20	6,069,612
40,000,000	United States Treasury Note	1.375	10/31/20	39,559,360
50,000,000	United States Treasury Note	1.625	11/30/20	49,847,650
5,000,000	United States Treasury Note	2.000	11/30/20	5,050,975
25,000,000	United States Treasury Note	1.750	12/31/20	25,016,600
48,500,000	United States Treasury Note	1.375	01/31/21	47,816,053
5,900,000	United States Treasury Note	3.625	02/15/21	6,316,227
16,000,000	United States Treasury Note	1.125	02/28/21	15,609,376
10,000,000	United States Treasury Note	2.000	02/28/21	10,087,500
50,000,000	United States Treasury Note	1.250	03/31/21	48,960,950
55,000,000	United States Treasury Note	1.375	04/30/21	54,071,875
65,000,000	United States Treasury Note	1.375	05/31/21	63,837,085
25,000,000	United States Treasury Note	1.125	06/30/21	24,274,425
39,000,000	United States Treasury Note	1.125	07/31/21	37,819,353
27,610,000	United States Treasury Note	2.125	08/15/21	27,933,562
40,000,000	United States Treasury Note	1.125	08/31/21	38,750,000
143

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$30,185,000	United States Treasury Note	1.125%	09/30/21	$29,200,456
50,000,000	United States Treasury Note	1.250	10/31/21	48,595,700
13,379,100	United States Treasury Note	8.000	11/15/21	16,984,139
57,000,000	United States Treasury Note	1.750	11/30/21	56,623,686
51,700,000	United States Treasury Note	2.000	12/31/21	51,893,875
24,300,000	United States Treasury Note	1.875	01/31/22	24,244,936
5,000,000	United States Treasury Note	1.750	02/28/22	4,955,275
60,000,000	United States Treasury Note	1.875	02/28/22	59,864,040
3,000,000	United States Treasury Note	1.750	03/31/22	2,971,290
46,000,000	United States Treasury Note	1.875	03/31/22	45,874,236
10,500,000	United States Treasury Note	1.625	11/15/22	10,256,778
12,000,000	United States Treasury Note	2.500	08/15/23	12,240,468
11,000,000	United States Treasury Note	1.375	08/31/23	10,480,074
13,000,000	United States Treasury Note	2.750	11/15/23	13,457,535
20,000,000	United States Treasury Note	2.125	11/30/23	19,927,340
15,000,000	United States Treasury Note	2.250	01/31/24	15,042,780
26,000,000	United States Treasury Note	2.500	05/15/24	26,458,042
42,005,000	United States Treasury Note	2.250	11/15/24	41,886,882
14,000,000	United States Treasury Note	2.000	02/15/25	13,686,638
37,000,000	United States Treasury Note	2.125	05/15/25	36,433,456
37,000,000	United States Treasury Note	2.000	08/15/25	36,021,535
30,000,000	United States Treasury Note	2.250	11/15/25	29,738,670
44,500,000	United States Treasury Note	1.625	02/15/26	41,833,471
30,000,000	United States Treasury Note	1.625	05/15/26	28,134,360
25,000,000	United States Treasury Note	1.500	08/15/26	23,127,925
15,600,000	United States Treasury Note	2.000	11/15/26	15,066,184
22,000,000	United States Treasury Note	2.250	02/15/27	21,716,398
	TOTAL U.S. TREASURY SECURITIES			2,737,314,672

	TOTAL GOVERNMENT BONDS			5,403,780,581
	(Cost $5,415,741,957)

STRUCTURED ASSETS - 2.4%

ASSET BACKED - 0.9%
304,471	American Airlines Pass Through Trust	4.950	01/15/23	323,844
412,812	American Airlines Pass Through Trust	4.000	07/15/25	426,064
265,618	American Airlines Pass Through Trust	3.700	10/01/26	266,946
278,768	American Airlines Pass Through Trust	3.375	05/01/27	273,193
190,533	American Airlines Pass Through Trust	3.600	09/22/27	191,581
194,942	American Airlines Pass Through Trust	3.575	01/15/28	194,454
175,000	American Airlines Pass Through Trust	3.200	06/15/28	171,182
1,780,000	American Express Credit Account Master Trust	1.930	09/15/22	1,783,391
	Series - 2017 1 (Class A)
98,183	AmeriCredit Automobile Receivables Trust	1.790	03/08/19	98,239
	Series - 2013 2 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	2.420	05/08/19	501,701
	Series - 2013 2 (Class D)
116,121	AmeriCredit Automobile Receivables Trust	2.380	06/10/19	116,457
	Series - 2013 3 (Class C)
3,000,000	AmeriCredit Automobile Receivables Trust	2.510	01/08/21	3,030,194
	Series - 2015 1 (Class C)
1,565,000	AmeriCredit Automobile Receivables Trust	2.730	03/08/21	1,574,817
	Series - 2015 3 (Class C)
955,000	AmeriCredit Automobile Receivables Trust	1.830	12/08/21	945,114
	Series - 2016 4 (Class B)
144

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		BMW Vehicle Lease Trust	2.180%	06/22/20	$1,004,656
		Series - 2017 1 (Class A4)
401,253		Capital Auto Receivables Asset Trust	2.190	09/20/21	401,462
		Series - 0 1 (Class D)
1,000,000		Capital One Multi-Asset Execution Trust	1.480	07/15/20	1,000,959
		Series - 2014 A5 (Class A)
660,000		Capital One Multi-Asset Execution Trust	5.750	07/15/20	673,154
		Series - 2007 A7 (Class A7)
1,200,000		Capital One Multi-Asset Execution Trust	2.080	03/15/23	1,203,461
		Series - 2015 A2 (Class A2)
1,000,000		CarMax Auto Owner Trust	1.520	02/16/21	996,531
		Series - 2016 2 (Class A3)
205,921		CenterPoint Energy Transition	3.460	08/15/19	208,588
		Series - 0 1 (Class A2)
500,000		CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	523,411
		Series - 2005 A (Class A5)
600,000		CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	603,475
		Series - 2012 1 (Class A2)
1,500,000		Chase Issuance Trust	1.270	07/15/21	1,483,913
		Series - 2016 A5 (Class A5)
1,600,000		Chase Issuance Trust	1.840	04/15/22	1,596,517
		Series - 2015 A4 (Class A4)
1,000,000		Chase Issuance Trust	2.770	03/15/23	1,021,003
		Series - 2014 A2 (Class A2)
1,000,000		Chase Issuance Trust	2.160	09/16/24	984,580
		Series - 2012 A7 (Class A7)
750,000		CitiBank Credit Card Issuance Trust	5.650	09/20/19	765,118
		Series - 2007 A8 (Class A8)
310,000		CitiBank Credit Card Issuance Trust	5.350	02/07/20	320,111
		Series - 2008 A1 (Class A1)
1,000,000		CitiBank Credit Card Issuance Trust	2.150	07/15/21	1,008,594
		Series - 2014 A6 (Class A6)
2,000,000		CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,054,796
		Series - 0 A1 (Class A1)
1,250,000		CitiBank Credit Card Issuance Trust	2.190	11/20/23	1,248,161
		Series - 2016 A2 (Class A2)
650,000	i	CSAIL Commercial Mortgage Trust	4.753	01/15/49	673,840
		Series - 2016 C6 (Class C)
1,250,000		CSAIL Commercial Mortgage Trust	2.970	04/15/50	1,274,118
		Series - 2015 C1 (Class A2)
1,000,000		Discover Card Execution Note Trust	2.120	12/15/21	1,008,367
		Series - 2014 A4 (Class A4)
3,000,000		Discover Card Master Trust	5.650	03/16/20	3,057,603
		Series - 2007 A1 (Class A1)
16,232		FHLMC Multifamily Structured Pass Through Certificates	3.342	12/25/19	16,364
		Series - 2010 K007 (Class A1)
2,187,200		FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	2,157,130
		Series - 2012 K019 (Class A1)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	2,994,662
		Series - 2012 K023 (Class A2)
145

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$373,791		FHLMC Multifamily Structured Pass Through Certificates	2.779%	09/25/22	$381,444
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	502,003
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	505,612
		Series - 2013 K027 (Class A2)
81,517		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	82,697
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,085,880
		Series - 2013 K033 (Class A2)
500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	527,715
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,585,877
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	3,055,050
		Series - 2015 K045 (Class A2)
820,000		Ford Credit Auto Owner Trust	1.320	01/15/19	819,864
		Series - 2013 2013-B (Class C)
500,000		Ford Credit Auto Owner Trust	1.820	11/15/19	500,451
		Series - 2013 2013-B (Class D)
1,135,000		Ford Credit Floorplan Master Owner Trust A	1.950	11/15/21	1,134,466
		Series - 2016 5 (Class A1)
1,900,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,901,348
		Series - 2012 6 (Class A)
1,000,000		GM Financial Automobile Leasing Trust	1.620	09/20/19	999,849
		Series - 2016 2 (Class A3)
227,000		Hyundai Auto Receivables Trust	2.100	11/15/19	227,399
		Series - 2014 B (Class C)
2,000,000		Hyundai Auto Receivables Trust	2.300	07/15/22	1,997,532
		Series - 2015 B (Class C)
950,000		Mercedes-Benz Auto Receivables Trust	1.260	02/16/21	944,834
		Series - 2016 1 (Class A3)
1,000,000		Nissan Auto Receivables Owner Trust	1.180	01/15/21	990,880
		Series - 2016 C (Class A3)
4,420	i	Residential Asset Securities Corp	6.489	10/25/30	4,509
		Series - 2001 KS2 (Class AI6)
12,901	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	13,485
		Series - 2006 HI1 (Class M2)
155,182		Santander Drive Auto Receivables Trust	3.300	09/17/18	155,292
		Series - 2012 2012-5 (Class D)
1,500,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,503,508
		Series - 2013 2013-1 (Class D)
67,855		Santander Drive Auto Receivables Trust	1.950	03/15/19	67,913
		Series - 2013 2013-2 (Class C)
1,332,944		Santander Drive Auto Receivables Trust	2.360	04/15/20	1,337,360
		Series - 2014 2014-1 (Class C)
572,000		Santander Drive Auto Receivables Trust	2.460	06/15/20	575,648
		Series - 2014 5 (Class C)
146

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$910,000		Santander Drive Auto Receivables Trust	3.090%	04/15/22	$920,993
		Series - 2016 1 (Class C)
263,172		United Airlines Pass Through Trust	4.300	08/15/25	274,028
		Series - 0 2013-1 Cl (Class )
274,136		United Airlines Pass Through Trust	3.750	09/03/26	278,270
		Series - 0 2014-2 Cl (Class )
195,165		United Airlines Pass Through Trust	3.450	12/01/27	193,945
200,000		United Airlines Pass Through Trust	3.100	07/07/28	196,750
200,000		United Airlines Pass Through Trust	3.450	07/07/28	196,000
400,000		United Airlines Pass Through Trust	2.875	10/07/28	386,528
152,915		US Airways Pass Through Trust	4.625	06/03/25	160,560
251,721		US Airways Pass Through Trust	3.950	11/15/25	257,556
15,000	g	Vornado DP LLC	4.004	09/13/28	15,869
		Series - 2010 VNO (Class A2FX)
1,215,000		World Financial Network Credit Card Master Trust	2.550	06/17/24	1,232,474
		Series - 2015 B (Class A)
1,060,000		World Omni Auto Receivables Trust	1.680	12/15/20	1,061,221
		Series - 2014 B (Class A4)
		TOTAL ASSET BACKED			66,252,561

OTHER MORTGAGE BACKED - 1.5%
2,000,000		Barclays Commercial Mortgage Trust	3.674	02/15/50	2,059,558
		Series - 2017 C1 (Class A4)
781,942	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	787,500
		Series - 2007 PW17 (Class A4)
423,929		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	429,004
		Series - 2007 PW18 (Class A4)
2,000,000		CD Commercial Mortgage Trust	3.631	02/10/50	2,060,376
		Series - 2017 CD3 (Class A4)
750,000		Citigroup Commercial Mortgage Trust	1.987	04/10/46	752,167
		Series - 2013 2013-GC11 (Class A2)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,070,502
		Series - 2013 2013-GC11 (Class AS)
255,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	270,042
		Series - 2014 2014-GC19 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	515,771
		Series - 2014 2014-GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	996,330
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	996,831
		Series - 2015 GC27 (Class AS)
1,000,000		Citigroup Commercial Mortgage Trust	3.616	02/10/49	1,026,228
		Series - 2016 GC36 (Class A5)
2,000,000		Citigroup Commercial Mortgage Trust	3.314	04/10/49	2,001,947
		Series - 2016 GC37 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.576	04/10/49	495,841
		Series - 2016 GC37 (Class AS)
1,500,000		Citigroup Commercial Mortgage Trust	2.832	08/10/49	1,442,929
		Series - 2016 C2 (Class A4)
568,391	i	Citigroup Commercial Mortgage Trust	6.127	12/10/49	574,148
		Series - 2008 2008-C7 (Class A4)
1,480,000		Citigroup Commercial Mortgage Trust	3.778	09/10/58	1,535,885
		Series - 2015 GC33 (Class A4)
2,000,000		COMM Mortgage Trust	3.039	12/10/18	2,037,390
		Series - 2013 CR13 (Class A2)
580,000		COMM Mortgage Trust	4.063	12/10/44	611,013
		Series - 2012 LC4 (Class AM)
147

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		COMM Mortgage Trust	2.752%	08/15/45	$506,790
		Series - 2012 CR2 (Class ASB)
749,000		COMM Mortgage Trust	1.906	01/10/46	751,156
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	404,780
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	533,880
		Series - 0 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,062,971
		Series - 2013 CR12 (Class A4)
1,000,000		COMM Mortgage Trust	2.928	02/10/47	1,017,473
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	525,152
		Series - 2014 A5 (Class A5)
970,362		COMM Mortgage Trust	2.840	04/10/47	984,826
		Series - 2014 LC15 (Class A2)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,059,357
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,038,758
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,031,492
		Series - 2014 UBS4 (Class A5)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,028,565
		Series - 2014 CR20 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.339	12/10/47	1,036,689
		Series - 2014 CR21 (Class B)
1,000,000	i	COMM Mortgage Trust	4.263	02/10/48	1,013,581
		Series - 2015 LC19 (Class C)
1,700,000		COMM Mortgage Trust	3.708	07/10/48	1,754,439
		Series - 2015 LC21 (Class A4)
1,000,000		COMM Mortgage Trust	3.432	08/10/48	1,014,483
		Series - 2015 CR24 (Class A4)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,036,377
		Series - 2015 CR25 (Class A4)
1,500,000		COMM Mortgage Trust	3.221	10/10/48	1,539,006
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/48	1,551,733
		Series - 2015 LC23 (Class A4)
68,292	i	COMM Mortgage Trust	5.808	12/10/49	68,542
		Series - 2007 C9 (Class A4)
300,000	i	COMM Mortgage Trust	6.101	12/10/49	303,546
		Series - 2008 LS1 (Class ASM)
500,000		COMM Mortgage Trust	4.258	08/10/50	537,110
		Series - 2013 CR11 (Class A4)
2,000,000		DBJPM	2.691	05/10/49	2,020,299
		Series - 2016 C1 (Class A2)
3,500,000		DBJPM	3.276	05/10/49	3,513,721
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	1,007,970
		Series - 2016 C1 (Class AM)
1,301,957		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	1,308,757
		Series - 2007 GG11 (Class A4)
411,440		GS Mortgage Securities Corp II	3.314	01/10/45	419,990
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	302,932
		Series - 2013 GC10 (Class A5)
148

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		GS Mortgage Securities Corp II	3.279%	02/10/46	$303,003
		Series - 2013 GC10 (Class AS)
800,000		GS Mortgage Securities Corp II	3.382	05/10/50	810,062
		Series - 2015 GC30 (Class A4)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,814,321
		Series - 2011 GC5 (Class A4)
498,119		GS Mortgage Securities Trust	3.482	01/10/45	519,276
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	207,094
		Series - 0 GCJ7 (Class B)
147,378		GS Mortgage Securities Trust	1.840	02/10/46	147,583
		Series - 2013 GC10 (Class A2)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	508,614
		Series - 2013 GC12 (Class A4)
511,000		GS Mortgage Securities Trust	3.813	11/10/46	538,035
		Series - 2013 GC16 (Class AAB)
191,342		GS Mortgage Securities Trust	2.924	01/10/47	193,298
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,059,355
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,524,912
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	1,895,307
		Series - 2015 GC28 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.178	11/10/49	1,492,653
		Series - 2016 GS4 (Class A3)
1,350,000	i	GS Mortgage Securities Trust 2016-GS4	3.804	11/10/49	1,327,259
		Series - 2016 GS4 (Class C)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	98,148
		Series - 2009 IWST (Class A2)
6,443		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	6,431
		Series - 2004 LN2 (Class A2)
5,570	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.939	04/17/45	5,561
		Series - 2006 LDP7 (Class AM)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.153	05/15/45	306,563
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	311,495
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	531,581
		Series - 2013 C13 (Class A4)
93,443		JP Morgan Chase Commercial Mortgage Securities Corp	1.855	04/15/46	93,518
		Series - 2013 LC11 (Class A2)
421,277		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	447,894
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	534,508
		Series - 2013 C16 (Class A4)
413,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	418,755
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	301,047
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	508,539
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	578,171
		Series - 2013 C10 (Class AS)
406,964	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.841	06/15/49	407,098
		Series - 2007 LD11 (Class A4)
149

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		JPMBB Commercial Mortgage Securities Trust	3.801%	09/15/47	$518,291
		Series - 2014 C22 (Class A4)
1,500,000		JPMBB Commercial Mortgage Securities Trust	2.940	11/15/47	1,530,673
		Series - 2014 C24 (Class A2)
2,700,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	2,703,035
		Series - 2015 C28 (Class A4)
1,100,000		JPMBB Commercial Mortgage Securities Trust	3.532	10/15/48	1,102,220
		Series - 2015 C28 (Class AS)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,073,221
		Series - 2015 C33 (Class A4)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	1,023,431
		Series - 2016 C1 (Class A5)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/15/49	518,972
		Series - 2016 C1 (Class AS)
500,000	i	JPMBB Commercial Mortgage Securities Trust	4.747	03/15/49	538,433
		Series - 2016 C1 (Class B)
1,000,000	i	JPMDB Commercial Mortgage Securities Trust	3.990	06/15/49	1,025,328
		Series - 2016 C2 (Class B)
157,809	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	139,462
		Series - 2006 C6 (Class AJ)
600,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	607,809
		Series - 2007 C6 (Class AM)
264,835	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	268,809
		Series - 2007 C7 (Class A3)
164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	165,253
		Series - 2012 2012-C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	60,589
		Series - 2013 2013-C7 (Class A4)
750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	758,769
		Series - 2013 2013-C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	506,747
		Series - 2013 2013-C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	242,479
		Series - 2013 2013-C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	210,308
		Series - 2013 2013-C12 (Class ASB)
400,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.916	02/15/47	406,104
		Series - 2014 2014-C14 (Class A2)
567,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	590,093
		Series - 2014 2014-C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,312,589
		Series - 2014 2014-C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,103,254
		Series - 2014 2014-C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,516,724
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	1,007,020
		Series - 2015 C22 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,036,096
		Series - 2015 C24 (Class A4)
602,702		Morgan Stanley Capital I Trust	5.569	12/15/44	608,773
		Series - 2007 HQ13 (Class A3)
1,250,000		Morgan Stanley Capital I Trust	3.244	03/15/45	1,285,826
		Series - 2012 C4 (Class A4)
535,000		Morgan Stanley Capital I Trust	3.594	03/15/49	549,094
		Series - 2016 UBS9 (Class A4)
150

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,042,494		Morgan Stanley Capital I Trust	5.809%	12/12/49	$1,048,655
		Series - 2007 IQ16 (Class A4)
85,371		Morgan Stanley Capital I Trust	4.770	07/15/56	84,972
		Series - 0 IQ9 (Class AJ)
74,132	i	TIAA Seasoned Commercial Mortgage Trust	5.474	08/15/39	74,876
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,529,755
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	511,421
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,041,529
		Series - 2012 C2 (Class A4)
400,000		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	414,699
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	108,666
		Series - 2012 C1 (Class B)
227,090		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	228,005
		Series - 2007 2007-C34 (Class A3)
238,761	i	Wachovia Bank Commercial Mortgage Trust	6.053	02/15/51	238,492
		Series - 2007 2007-C33 (Class A4)
200,000	i	Wachovia Bank Commercial Mortgage Trust	6.053	02/15/51	201,152
		Series - 2007 2007-C33 (Class A5)
875,000	i	Wells Fargo Commercial Mortgage Trust	3.872	05/15/48	898,419
		Series - 2015 C28 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	2,057,762
		Series - 2015 C31 (Class A4)
480,000	i	Wells Fargo Commercial Mortgage Trust	4.224	12/15/48	494,691
		Series - 2015 NXS4 (Class B)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.652	08/15/49	1,905,996
		Series - 2016 BNK1 (Class A3)
500,000		Wells Fargo Commercial Mortgage Trust	2.967	08/15/49	472,151
		Series - 2016 BNK1 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	3.377	11/15/49	984,742
		Series - 2016 NXS6 (Class AS)
117,000		Wells Fargo Commercial Mortgage Trust	3.896	03/15/59	112,360
		Series - 2016 C33 (Class C)
250,000	i	WF-RBS Commercial Mortgage Trust	4.836	06/15/45	262,247
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	407,165
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	785,067
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	615,085
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	504,243
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,057,301
		Series - 2014 C19 (Class B)
3,000,000		WF-RBS Commercial Mortgage Trust	3.635	05/15/47	3,117,798
		Series - 2014 C20 (Class A3)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	509,716
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			111,004,285
151

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
		TOTAL STRUCTURED ASSETS			$177,256,846
		(Cost $177,681,866)

		TOTAL BONDS			7,533,132,183
		(Cost $7,524,517,017)

SHORT-TERM INVESTMENTS - 1.3%
CORPORATE DEBT - 0.0%
$100,000	g	TechnipFMC plc	2.000%	10/01/17	99,966
		TOTAL CORPORATE DEBT			99,966

GOVERNMENT AGENCY DEBT - 0.1%
9,350,000		Federal Home Loan Bank (FHLB)	0.500	04/03/17	9,350,000
		TOTAL GOVERNMENT AGENCY DEBT			9,350,000

TREASURY DEBT - 1.2%
23,660,000		United States Treasury Bill	0.497	04/06/17	23,658,959
36,740,000		United States Treasury Bill	0.540-0.700	04/20/17	36,727,362
31,885,000		United States Treasury Bill	0.680-0.745	04/27/17	31,869,695
		TOTAL TREASURY DEBT			92,256,016

		TOTAL SHORT-TERM INVESTMENTS			101,705,982
		(Cost $101,704,700)

		TOTAL INVESTMENTS - 100.8%			7,634,838,165
		(Cost $7,626,221,717)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(66,957,131)
		NET ASSETS - 100.0%			$7,567,881,034

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2017, the aggregate value of these securities was $36,674,810 or 0.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
152

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 3.5%

AUTOMOBILES & COMPONENTS - 0.2%
$1,955,175	i	Dealer Tire LLC	4.938%	12/22/21	$1,979,615
3,843,246	i	Gates Global LLC	4.397	07/06/21	3,846,129
		TOTAL AUTOMOBILES & COMPONENTS			5,825,744

CAPITAL GOODS - 0.1%
348,250	i	Aspen Merger Sub, Inc	5.250	09/27/23	351,036
949,125	i	Manitowoc Foodservice, Inc	4.000	03/03/23	957,430
500,000	i	Proampac PG Borrower LLC	5.057	11/20/23	503,500
2,536,133	i	TransDigm, Inc	3.982	06/09/23	2,523,047
		TOTAL CAPITAL GOODS			4,335,013

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,387,713	i	Cotiviti Corp	3.900	09/28/23	2,387,713
3,000,000	i	Creative Artists Agency LLC	4.500	02/15/24	3,039,390
450,000	i	Donnelley Financial Solutions, Inc	5.000	09/29/23	453,748
3,206,651		TransUnion LLC	3.482	04/09/23	3,224,705
302,583	i	USAGM HoldCo LLC	5.500	07/28/22	304,096
2,490,795	i	USAGM HoldCo LLC	5.500	07/28/22	2,503,249
1,153,821	i	WASH Multifamily Laundry Systems LLC	4.250	05/16/22	1,153,821
202,068	i	WASH Multifamily Laundry Systems LLC	4.250	05/16/22	202,068
1,196,736	i	XPO Logistics, Inc	2.250	11/01/21	1,199,536
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			14,468,326

CONSUMER DURABLES & APPAREL - 0.1%
1,480,078	i	Academy Ltd	5.056	07/01/22	1,089,337
990,000	i	FullBeauty Brands Holdings Corp	5.750	10/14/22	821,700
		TOTAL CONSUMER DURABLES & APPAREL			1,911,037

CONSUMER SERVICES - 0.7%
4,900,000	i	Jackson Hewitt Tax Service, Inc	8.039	07/30/20	4,630,500
3,337,260	i	Kindercare Education LLC	5.397	08/12/22	3,353,946
1,492,500	i	Monitronics International, Inc	6.647	09/30/22	1,505,559
1,647,608	i	Prime Security Services Borrower LLC	4.250	05/02/22	1,663,392
3,164,571		ProQuest LLC	5.250	10/24/21	3,208,083
2,302,622	i	Scientific Games International, Inc	4.846	10/01/21	2,331,037
3,813,015	i	Spin Holdco, Inc	4.285	11/14/19	3,810,956
2,915,214	i	Sterling Midco Holdings, Inc	5.897	06/20/22	2,937,078
		TOTAL CONSUMER SERVICES			23,440,551

ENERGY - 0.0%
1,435,000	i	California Resources Corp	11.375	12/31/21	1,583,279
		TOTAL ENERGY			1,583,279
153

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD & STAPLES RETAILING - 0.3%
$2,601,280	i	Albertsons LLC	3.982%	08/22/21	$2,611,919
114,000	i	Albertsons LLC	4.302	06/22/23	114,570
1,592,000	i	Give & Go Prepared Foods Corp	6.647	07/29/23	1,607,920
1,000,000	i	Rite Aid Corp	5.750	08/21/20	1,001,250
1,500,000	i	Rite Aid Corp	4.875	06/21/21	1,501,875
		TOTAL FOOD & STAPLES RETAILING			6,837,534

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
1,188,910	i	Capsugel Holdings US, Inc	4.000	07/31/21	1,189,160
650,000	i	Change Healthcare Holdings LLC	3.750	03/01/24	650,812
926,297	i	Greatbatch Ltd	4.500	10/27/22	925,139
337,500	i	inVentiv Group Holdings, Inc	4.804	11/09/23	338,202
2,133,902	i	Nature’s Bounty Co	4.647	05/05/23	2,145,468
1,979,899	i	Onex Schumacher Finance LP	5.000	07/29/22	1,985,463
992,500	i	Precyse Acquisition Corp	6.500	10/20/22	995,607
224,438	i	Press Ganey Holdings, Inc	4.250	10/23/23	224,859
3,650,000	i	Tennessee Merger Sub, Inc	3.750	02/06/24	3,621,092
3,275,250	i	VCVH Holding Corp	6.150	06/01/23	3,262,968
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			15,338,770

INSURANCE - 0.1%
1,485,056	i	AssuredPartners, Inc	5.250	10/21/22	1,494,709
1,100,000	i	Asurion LLC	8.500	03/03/21	1,112,375
346,392	i	Asurion LLC	4.233	07/08/20	348,269
2,033,193	i	USI, Inc	4.250	12/27/19	2,032,827
		TOTAL INSURANCE			4,988,180

MATERIALS - 0.2%
800,000	i	Flex Acquisition Co, Inc	4.398	12/31/23	804,248
693,000	i	GCP Applied Technologies, Inc	4.397	02/03/22	698,197
1,381,334	i	PLZ Aeroscience Corp	4.642	07/29/22	1,388,241
748,125	i	Quikrete Holdings, Inc	4.232	11/15/23	754,267
800,000	i	Solenis International LP	7.804	07/29/22	789,504
1,620,843	i	Tronox Pigments BV	4.647	03/19/20	1,629,628
		TOTAL MATERIALS			6,064,085

MEDIA - 0.3%
2,040,041	i	CDS US Intermediate Holdings, Inc	5.147	07/08/22	2,053,220
1,558,594	i	CSC Holdings LLC	3.943	10/11/24	1,554,214
897,202	i	Lions Gate Entertainment Corp	3.982	12/08/23	901,966
437,500		Match Group, Inc	4.097	11/16/22	442,151
652,636	i	Nexstar Broadcasting, Inc	3.943	01/17/24	657,733
63,273	i	Nexstar Broadcasting, Inc	3.943	01/17/24	63,767
1,585,175	i	Time, Inc	4.250	04/26/21	1,589,138
686,162	i	Univision Communications, Inc	3.750	03/15/24	681,585
1,346,642	i	Virgin Media Bristol LLC	3.662	01/31/25	1,349,592
		TOTAL MEDIA			9,293,366

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
160,734	i	Valeant Pharmaceuticals International, Inc	5.740	04/01/22	161,089
1,495,750	i	Vizient, Inc	5.000	02/11/23	1,506,968
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,668,057
154

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
REAL ESTATE - 0.1%
$3,845,516	i	DTZ US Borrower LLC	4.304%	11/04/21	$3,865,359
321,750	i	MGM Growth Properties LLC	3.482	04/25/23	323,092
		TOTAL REAL ESTATE			4,188,451

RETAILING - 0.2%
2,992,538	i	Bass Pro Group LLC	6.147	12/15/23	2,878,462
960,388	i	CHI Doors Holdings Corp	4.250	07/31/22	958,784
991,927	i	Men’s Wearhouse, Inc	4.528	06/18/21	940,674
2,972,286	i	PetSmart, Inc	4.020	03/11/22	2,834,818
		TOTAL RETAILING			7,612,738

SOFTWARE & SERVICES - 0.3%
2,679,784	i	DTI Holdco, Inc	6.289	09/30/23	2,642,937
952,371	i	Infor US, Inc	3.900	02/01/22	948,628
2,130,493	i	Mitchell International, Inc	4.539	10/13/20	2,150,030
3,000,000	i	Mitchell International, Inc	8.539	10/11/21	3,001,890
222,373	i	SS&C European Holdings SARL	3.232	07/08/22	223,347
2,601,326	i	SS&C Technologies, Inc	3.232	07/08/22	2,612,720
		TOTAL SOFTWARE & SERVICES			11,579,552

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,474,446	i	MKS Instruments, Inc	3.732	05/01/23	1,490,120
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,490,120

TELECOMMUNICATION SERVICES - 0.0%
1,188,023	i	CNT Holdings III Corp	4.280	01/22/23	1,194,949
		TOTAL TELECOMMUNICATION SERVICES			1,194,949

UTILITIES - 0.0%
1,000,000	i	Talen Energy Supply LLC	6.060	12/06/23	1,006,250
		TOTAL UTILITIES			1,006,250

		TOTAL BANK LOAN OBLIGATIONS			122,826,002
		(Cost $122,554,921)

BONDS - 93.6%

CORPORATE BONDS - 32.6%

AUTOMOBILES & COMPONENTS - 0.8%
350,000	g	Adient Global Holdings Ltd	4.875	08/15/26	343,437
720,000	g	Allison Transmission, Inc	5.000	10/01/24	727,200
550,000	g,h	Aston Martin Capital Holdings Ltd	6.500	04/15/22	552,063
1,900,000	g	BMW US Capital LLC	2.000	04/11/21	1,862,232
1,500,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	1,563,750
950,000		Delphi Automotive plc	3.150	11/19/20	969,040
625,000		Delphi Automotive plc	4.400	10/01/46	595,321
900,000		Ford Motor Co	4.346	12/08/26	916,331
1,000,000		Ford Motor Co	7.450	07/16/31	1,261,158
155

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		Ford Motor Co	4.750%	01/15/43	$1,408,842
522,000	g	Gates Global LLC	6.000	07/15/22	531,135
2,575,000		General Motors Co	3.500	10/02/18	2,629,021
1,350,000		General Motors Co	6.600	04/01/36	1,551,799
1,975,000		General Motors Co	6.750	04/01/46	2,312,573
800,000		Goodyear Tire & Rubber Co	5.000	05/31/26	820,000
1,075,000	g	Hyundai Capital America	2.000	07/01/19	1,065,115
2,400,000	g	Hyundai Capital Services, Inc	3.000	03/06/22	2,396,556
250,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	251,250
250,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	247,188
250,000	g,o	IHO Verwaltungs GmbH	4.750	09/15/26	243,750
1,450,000		Magna International, Inc	3.625	06/15/24	1,479,271
1,850,000	g	Schaeffler Finance BV	4.750	05/15/23	1,900,875
600,000		Tenneco, Inc	5.000	07/15/26	587,622
175,000	g	ZF North America Capital, Inc	4.500	04/29/22	182,219
350,000	g	ZF North America Capital, Inc	4.750	04/29/25	362,250
		TOTAL AUTOMOBILES & COMPONENTS			26,759,998

BANKS - 4.4%
1,900,000	g,i	Akbank TAS	7.200	03/16/27	1,973,577
1,350,000	g	ANZ New Zealand Int’l Ltd	2.125	07/28/21	1,313,445
1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,565,625
3,000,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	3,048,750
25,000		Bank of America Corp	6.000	09/01/17	25,449
5,000,000		Bank of America Corp	1.950	05/12/18	5,010,865
1,000,000		Bank of America Corp	5.490	03/15/19	1,058,293
3,225,000		Bank of America Corp	2.151	11/09/20	3,195,453
2,150,000		Bank of America Corp	3.875	08/01/25	2,187,904
4,200,000		Bank of America Corp	3.248	10/21/27	3,997,581
2,125,000	i	Bank of America Corp	3.824	01/20/28	2,129,320
1,925,000		Bank of America Corp	4.750	04/21/45	1,933,776
5,000,000	g	Bank of Montreal	2.500	01/11/22	5,010,820
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	952,819
1,250,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,247,892
1,550,000		Barclays plc	3.650	03/16/25	1,509,317
650,000	g	BNP Paribas S.A.	3.800	01/10/24	646,691
375,000		Branch Banking & Trust Co	2.300	10/15/18	377,591
2,000,000	g	Caixa Economica Federal	3.500	11/07/22	1,906,000
375,000	g,i	Caixa Economica Federal	7.250	07/23/24	394,162
2,000,000		Capital One Bank USA NA	1.500	03/22/18	1,995,240
2,350,000		Capital One Bank USA NA	2.950	07/23/21	2,368,518
300,000		Capital One Bank USA NA	3.375	02/15/23	299,352
9,200,000		Citigroup, Inc	3.200	10/21/26	8,780,894
2,150,000	i	Citigroup, Inc	3.887	01/10/28	2,159,348
575,000		Citizens Bank NA	2.550	05/13/21	571,681
475,000		Citizens Financial Group, Inc	2.375	07/28/21	468,346
1,125,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,213,500
2,700,000		Cooperatieve Rabobank UA	2.500	01/19/21	2,702,452
4,125,000		Cooperatieve Rabobank UA	3.750	07/21/26	4,030,084
1,150,000	g	Credit Agricole S.A.	2.500	04/15/19	1,156,934
1,075,000	g	Credit Agricole S.A.	2.375	07/01/21	1,053,229
2,150,000	g	Credit Agricole S.A.	3.375	01/10/22	2,149,847
400,000		Discover Bank	3.100	06/04/20	407,998
156

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,206,000		Discover Bank	3.200%	08/09/21	$1,221,192
2,250,000	g	GTH Finance BV	7.250	04/26/23	2,475,225
500,000	g	HSBC Bank plc	4.125	08/12/20	528,020
4,075,000		HSBC Holdings plc	2.650	01/05/22	4,019,299
2,575,000	i	HSBC Holdings plc	3.262	03/13/23	2,587,458
2,500,000		HSBC Holdings plc	3.900	05/25/26	2,524,915
750,000		HSBC Holdings plc	4.375	11/23/26	755,743
1,250,000	i	HSBC Holdings plc	4.041	03/13/28	1,263,389
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,697,706
3,000,000		JPMorgan Chase & Co	2.000	08/15/17	3,006,861
1,000,000		JPMorgan Chase & Co	1.800	01/25/18	1,001,545
3,275,000		JPMorgan Chase & Co	2.295	08/15/21	3,240,658
700,000		JPMorgan Chase & Co	2.700	05/18/23	684,653
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	5,067,470
2,000,000		JPMorgan Chase & Co	3.200	06/15/26	1,941,706
4,075,000		JPMorgan Chase & Co	2.950	10/01/26	3,873,980
1,925,000	i	JPMorgan Chase & Co	4.260	02/22/48	1,921,622
400,000	i	JPMorgan Chase & Co	5.150	12/30/49	403,500
775,000		KeyBank NA	2.500	12/15/19	783,665
675,000		Lloyds Banking Group plc	3.000	01/11/22	671,068
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	782,604
2,200,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,195,239
2,575,000		Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	2,605,050
1,725,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	1,731,250
2,650,000		National Australia Bank Ltd	2.500	07/12/26	2,481,118
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,026,719
1,675,000		PNC Bank NA	2.200	01/28/19	1,686,415
2,025,000		PNC Bank NA	2.250	07/02/19	2,039,647
3,500,000		PNC Bank NA	2.600	07/21/20	3,533,138
3,000,000		PNC Bank NA	2.950	01/30/23	3,011,067
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,592,968
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	817,250
3,000,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,018,015
2,000,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	2,017,854
1,500,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,505,844
2,800,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	2,767,450
1,350,000		SunTrust Banks, Inc	2.900	03/03/21	1,366,133
575,000		SunTrust Banks, Inc	2.750	05/01/23	567,903
2,700,000		Toronto-Dominion Bank	2.500	12/14/20	2,722,232
475,000	i	Toronto-Dominion Bank	3.625	09/15/31	465,144
1,075,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	1,023,721
1,000,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	958,010
1,125,000	g	Turkiye Is Bankasi	5.500	04/21/22	1,105,714
500,000		Union Bank NA	2.125	06/16/17	501,070
400,000		UnionBanCal Corp	3.500	06/18/22	409,529
1,700,000	i	Westpac Banking Corp	4.322	11/23/31	1,717,682
		TOTAL BANKS			155,161,194

CAPITAL GOODS - 0.7%
1,300,000		Anixter, Inc	5.125	10/01/21	1,352,000
500,000	g	Cloud Crane LLC	10.125	08/01/24	533,750
150,000		Eaton Corp	4.000	11/02/32	151,838
1,650,000		Embraer Netherlands Finance BV	5.400	02/01/27	1,701,942
157

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,525,000	g	Gold Fields Orogen Holding BVI Ltd	4.875%	10/07/20	$1,532,625
900,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	913,302
1,675,000		Lockheed Martin Corp	2.500	11/23/20	1,686,338
750,000		Manitowoc Foodservice, Inc	9.500	02/15/24	864,375
1,475,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,484,739
375,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	372,523
607,985	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	224,954
620,175	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	229,465
975,000	g	Parker-Hannifin Corp	3.250	03/01/27	971,041
1,750,000	h	Rockwell Collins, Inc	3.500	03/15/27	1,750,548
675,000		Roper Technologies, Inc	3.800	12/15/26	677,890
2,250,000	g	Siemens Financieringsmaatschappij NV	1.700	09/15/21	2,169,020
2,250,000	g	Siemens Financieringsmaatschappij NV	2.350	10/15/26	2,089,490
1,790,000	g	Stena AB	7.000	02/01/24	1,673,650
475,000		Textron, Inc	3.875	03/01/25	483,075
2,350,000		Timken Co	3.875	09/01/24	2,310,515
1,570,000	g	TSMC Global Ltd	1.625	04/03/18	1,565,949
1,650,000		United Technologies Corp	3.750	11/01/46	1,548,637
		TOTAL CAPITAL GOODS			26,287,666

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
750,000		AECOM	5.750	10/15/22	786,562
3,150,000		AECOM	5.875	10/15/24	3,346,875
1,200,000		Air Lease Corp	3.875	04/01/21	1,243,867
1,975,000		Clean Harbors, Inc	5.125	06/01/21	2,014,500
1,975,000	g	Daimler Finance North America LLC	2.000	07/06/21	1,920,703
2,750,000	g	Daimler Finance North America LLC	2.200	10/30/21	2,689,415
725,000		Equifax, Inc	3.250	06/01/26	701,103
900,000	g	Herc Rentals, Inc	7.500	06/01/22	956,250
899,000	g	Herc Rentals, Inc	7.750	06/01/24	957,435
670,000		Republic Services, Inc	3.800	05/15/18	684,597
1,000,000		Republic Services, Inc	3.550	06/01/22	1,037,080
1,525,000		Republic Services, Inc	3.200	03/15/25	1,519,144
875,000		Republic Services, Inc	2.900	07/01/26	845,245
200,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	204,500
1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,075,000
25,000		RR Donnelley & Sons Co	7.000	02/15/22	25,375
675,000		RR Donnelley & Sons Co	6.500	11/15/23	654,750
975,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	855,563
1,425,000		United Rentals North America, Inc	5.500	07/15/25	1,467,750
1,550,000		Waste Management, Inc	2.900	09/15/22	1,576,517
1,325,000		Waste Management, Inc	2.400	05/15/23	1,301,045
475,000		Waste Management, Inc	3.900	03/01/35	472,682
550,000		Waste Management, Inc	4.100	03/01/45	551,318
3,400,000	g	XPO Logistics, Inc	6.500	06/15/22	3,570,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			30,457,276

CONSUMER DURABLES & APPAREL - 0.4%
1,000,000		DR Horton, Inc	5.750	08/15/23	1,121,590
1,800,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	1,908,620
325,000	g	Hanesbrands, Inc	4.625	05/15/24	320,531
2,000,000		KB Home	4.750	05/15/19	2,055,000
4,000,000		Lennar Corp	4.750	04/01/21	4,170,000
158

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$725,000		Newell Rubbermaid, Inc	3.150%	04/01/21	$741,661
625,000		Newell Rubbermaid, Inc	3.900	11/01/25	640,829
1,275,000		Newell Rubbermaid, Inc	4.200	04/01/26	1,326,817
600,000		PulteGroup, Inc	5.500	03/01/26	621,000
1,870,000		Standard Pacific Corp	5.875	11/15/24	1,963,500
225,000		Whirlpool Corp	3.700	03/01/23	231,674
		TOTAL CONSUMER DURABLES & APPAREL			15,101,222

CONSUMER SERVICES - 1.1%
1,825,000		ADT Corp	6.250	10/15/21	1,983,593
1,035,000		ADT Corp	3.500	07/15/22	991,012
4,000,000		Amherst College	4.100	11/01/45	4,105,012
1,500,000		Aramark Services, Inc	5.125	01/15/24	1,573,125
4,150,000	g	Aramark Services, Inc	5.000	04/01/25	4,274,500
1,000,000		Aramark Services, Inc	4.750	06/01/26	1,006,250
1,650,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	1,662,870
600,000		Boyd Gaming Corp	6.375	04/01/26	642,000
1,200,000	g	Cott Holdings, Inc	5.500	04/01/25	1,221,360
2,815,000		Duke University	3.299	10/01/46	2,493,769
600,000	g	Hilton Domestic Operating Co, Inc	4.250	09/01/24	592,500
2,000,000	g	Hilton Worldwide Finance LLC	4.625	04/01/25	2,020,000
480,000	g	International Game Technology	5.625	02/15/20	501,600
1,070,000	g	International Game Technology	6.250	02/15/22	1,142,225
2,070,000	g	International Game Technology	6.500	02/15/25	2,204,550
625,000	g	Live Nation Entertainment, Inc	4.875	11/01/24	625,000
1,500,000		MGM Resorts International	6.750	10/01/20	1,650,000
600,000	g	Pinnacle Entertainment, Inc	5.625	05/01/24	608,250
2,350,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	2,576,188
1,000,000	g	Scientific Games International, Inc	7.000	01/01/22	1,068,750
1,000,000		Scientific Games International, Inc	10.000	12/01/22	1,066,250
2,000,000	g	ServiceMaster Co LLC	5.125	11/15/24	2,050,000
1,335,000		Speedway Motorsports, Inc	5.125	02/01/23	1,348,350
325,000		Trinity Acquisition plc	4.400	03/15/26	333,099
		TOTAL CONSUMER SERVICES			37,740,253

DIVERSIFIED FINANCIALS - 4.0%
2,000,000		AerCap Ireland Capital Ltd	4.625	07/01/22	2,109,446
2,100,000		Aircastle Ltd	4.125	05/01/24	2,102,625
3,000,000		Ally Financial, Inc	4.750	09/10/18	3,082,500
875,000		American Express Centurion Bank	6.000	09/13/17	892,385
2,600,000		American Express Credit Corp	2.700	03/03/22	2,597,348
2,000,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	1,957,500
275,000		Bank of New York Mellon Corp	5.450	05/15/19	295,105
2,050,000		Bank of New York Mellon Corp	2.500	04/15/21	2,055,176
2,350,000	g	Bayer US Finance LLC	2.375	10/08/19	2,365,895
2,775,000		Berkshire Hathaway, Inc	3.125	03/15/26	2,772,053
1,950,000		Capital One Financial Corp	3.050	03/09/22	1,947,309
1,950,000		Capital One Financial Corp	3.750	03/09/27	1,938,015
1,225,000		Credit Suisse	2.300	05/28/19	1,229,285
1,400,000	g	Credit Suisse Group AG.	3.574	01/09/23	1,397,186
775,000	g	Credit Suisse Group AG.	4.282	01/09/28	771,197
4,075,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	4,090,082
2,325,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,287,084
159

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		Ford Motor Credit Co LLC	3.000%	06/12/17	$1,504,245
2,050,000		Ford Motor Credit Co LLC	2.551	10/05/18	2,066,150
3,600,000		Ford Motor Credit Co LLC	3.200	01/15/21	3,638,232
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,101,377
2,625,000		Ford Motor Credit Co LLC	3.336	03/18/21	2,654,437
2,800,000		Ford Motor Credit Co LLC	4.134	08/04/25	2,813,390
4,088,000		GE Capital International Funding Co	2.342	11/15/20	4,103,776
407,000		GE Capital International Funding Co	4.418	11/15/35	429,813
115,000		General Electric Capital Corp	6.875	01/10/39	163,037
15,000,000		General Motors Financial Co, Inc	2.400	04/10/18	15,076,020
2,325,000		General Motors Financial Co, Inc	4.200	03/01/21	2,426,700
3,450,000		General Motors Financial Co, Inc	3.200	07/06/21	3,462,751
1,175,000		General Motors Financial Co, Inc	4.375	09/25/21	1,235,468
3,000,000		General Motors Financial Co, Inc	3.450	04/10/22	3,014,694
1,075,000		General Motors Financial Co, Inc	3.700	05/09/23	1,083,087
150,000		General Motors Financial Co, Inc	4.250	05/15/23	154,766
2,890,000		Goldman Sachs Group, Inc	2.375	01/22/18	2,905,866
1,050,000		Goldman Sachs Group, Inc	3.500	01/23/25	1,045,862
1,425,000		Goldman Sachs Group, Inc	4.800	07/08/44	1,506,902
4,350,000		Goldman Sachs Group, Inc	4.750	10/21/45	4,588,223
2,000,000	g	GrupoSura Finance S.A.	5.500	04/29/26	2,110,000
1,000,000		Icahn Enterprises LP	5.875	02/01/22	1,015,000
2,000,000		ICICI Bank Ltd	3.125	08/12/20	2,019,008
1,000,000	g	ICICI Bank Ltd	4.000	03/18/26	996,912
1,300,000		International Lease Finance Corp	3.875	04/15/18	1,325,398
2,000,000		International Lease Finance Corp	5.875	08/15/22	2,224,826
300,000		Legg Mason, Inc	2.700	07/15/19	302,869
425,000		Legg Mason, Inc	3.950	07/15/24	429,656
850,000	g	Lincoln Finance Ltd	7.375	04/15/21	901,000
1,400,000	g	LUKOIL International Finance BV	4.750	11/02/26	1,421,760
5,275,000		Morgan Stanley	1.875	01/05/18	5,283,187
4,700,000		Morgan Stanley	3.700	10/23/24	4,767,548
4,575,000		Morgan Stanley	3.125	07/27/26	4,370,228
1,625,000		Morgan Stanley	3.625	01/20/27	1,612,429
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	283,098
1,575,000		Navient Corp	4.875	06/17/19	1,612,406
400,000		Navient Corp	6.625	07/26/21	414,000
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	1,464,774
400,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	416,000
400,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	416,000
2,500,000	g,i	Residential Reinsurance 2016 Ltd	4.002	06/06/20	2,503,500
4,500,000	g,i	Sanders Re Ltd	4.105	12/06/21	4,500,000
1,000,000	g	SUAM Finance BV	4.875	04/17/24	1,038,200
1,485,000		Synchrony Financial	1.875	08/15/17	1,485,560
1,770,000		Trustees of Boston College	2.912	07/01/23	1,769,733
1,400,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,409,142
2,275,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	2,229,896
5,250,000		Wells Fargo & Co	2.100	07/26/21	5,145,956
2,125,000		Wells Fargo & Co	3.069	01/24/23	2,134,099
		TOTAL DIVERSIFIED FINANCIALS			144,467,172

ENERGY - 3.1%
600,000		AmeriGas Partners LP	5.625	05/20/24	603,000
160

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		AmeriGas Partners LP	5.875%	08/20/26	$398,000
1,700,000		Anadarko Petroleum Corp	4.850	03/15/21	1,818,419
800,000		Anadarko Petroleum Corp	5.550	03/15/26	887,742
1,200,000		Apache Corp	3.250	04/15/22	1,206,024
173,000		California Resources Corp	6.000	11/15/24	121,100
430,000		Calumet Specialty Products Partners LP	6.500	04/15/21	363,887
500,000		Calumet Specialty Products Partners LP	7.625	01/15/22	421,250
400,000		Calumet Specialty Products Partners LP	7.750	04/15/23	336,000
1,200,000		Canadian Natural Resources Ltd	3.900	02/01/25	1,209,646
300,000	g	Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	330,375
1,500,000	g	Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	1,563,750
1,735,000		Cimarex Energy Co	4.375	06/01/24	1,802,134
2,100,000		Cloud Peak Energy Resources LLC	12.000	11/01/21	2,262,750
1,950,000		Concho Resources, Inc	5.500	04/01/23	2,012,205
2,325,000	g	Crestwood Midstream Partners LP	5.750	04/01/25	2,374,406
1,350,000		Devon Energy Corp	4.750	05/15/42	1,299,942
700,000		Devon Energy Corp	5.000	06/15/45	702,141
1,750,000		Dynegy, Inc	6.750	11/01/19	1,798,125
1,500,000		Ecopetrol S.A.	5.375	06/26/26	1,534,200
95,000		El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	86,127
725,000		Enbridge Energy Partners LP	4.375	10/15/20	764,167
1,400,000		Enbridge Energy Partners LP	5.875	10/15/25	1,564,711
1,075,000		EnCana Corp	3.900	11/15/21	1,098,139
700,000		Enterprise Products Operating LLC	2.850	04/15/21	702,971
2,100,000		Enterprise Products Operating LLC	3.750	02/15/25	2,111,791
750,000		Enterprise Products Operating LLC	4.450	02/15/43	709,588
750,000		Enterprise Products Operating LLC	5.100	02/15/45	783,133
5,000,000	i	Enterprise Products Operating LLC	7.034	01/15/68	5,179,500
1,025,000		EOG Resources, Inc	4.150	01/15/26	1,070,703
675,000		EP Energy LLC	9.375	05/01/20	636,187
1,800,000		EP Energy LLC	6.375	06/15/23	1,381,500
2,400,000		Exterran Partners LP	6.000	04/01/21	2,382,000
1,100,000		Ferrellgas Partners LP	6.500	05/01/21	1,045,000
1,000,000		Ferrellgas Partners LP	6.750	06/15/23	940,000
600,000		Husky Energy, Inc	3.950	04/15/22	621,477
750,000		Husky Energy, Inc	4.000	04/15/24	761,391
275,000		Magellan Midstream Partners LP	4.250	09/15/46	257,510
975,000		Marathon Oil Corp	2.700	06/01/20	968,027
800,000		Marathon Petroleum Corp	3.625	09/15/24	787,551
375,000		Murphy Oil Corp	6.875	08/15/24	397,500
500,000		Murphy Oil USA, Inc	6.000	08/15/23	523,750
300,000		Newfield Exploration Co	5.750	01/30/22	318,375
900,000		Newfield Exploration Co	5.625	07/01/24	948,375
621,000		Noble Energy, Inc	5.625	05/01/21	639,732
300,000		Noble Energy, Inc	3.900	11/15/24	303,914
275,000		Noble Energy, Inc	5.250	11/15/43	285,970
500,000		Noble Energy, Inc	5.050	11/15/44	509,916
750,000		Oasis Petroleum, Inc	6.875	03/15/22	766,875
1,800,000		ONE Gas, Inc	2.070	02/01/19	1,806,444
575,000		ONE Gas, Inc	3.610	02/01/24	593,163
2,000,000	q	Peabody Energy Corp	6.000	11/15/18	500,000
1,675,000	g	Pertamina Persero PT	4.300	05/20/23	1,729,164
1,000,000		Petrobras Global Finance BV	8.375	05/23/21	1,131,250
161

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Petrobras Global Finance BV	6.125%	01/17/22	$2,097,000
1,000,000		Petrobras Global Finance BV	8.750	05/23/26	1,157,500
3,900,000		Petrobras Global Finance BV	7.375	01/17/27	4,123,080
1,525,000		Petroleos Mexicanos	5.500	02/04/19	1,601,250
3,025,000		Petroleos Mexicanos	6.375	02/04/21	3,281,308
2,500,000		Petroleos Mexicanos	3.500	01/30/23	2,382,250
1,550,000	g	Petroleos Mexicanos	6.500	03/13/27	1,667,413
675,000		Petroleos Mexicanos	5.625	01/23/46	601,087
1,000,000		Petroleos Mexicanos	6.750	09/21/47	1,015,110
1,200,000		Phillips 66	4.875	11/15/44	1,204,769
800,000		Pioneer Natural Resources Co	7.500	01/15/20	905,410
1,725,000		Pioneer Natural Resources Co	3.450	01/15/21	1,765,688
1,350,000		Pioneer Natural Resources Co	4.450	01/15/26	1,420,755
1,535,000		Plains All American Pipeline LP	3.600	11/01/24	1,485,699
400,000		Plains All American Pipeline LP	4.500	12/15/26	407,858
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,859,375
575,000	g	Raizen Fuels Finance S.A.	5.300	01/20/27	582,906
2,500,000	g	Range Resources Corp	5.750	06/01/21	2,562,500
800,000		Regency Energy Partners LP	5.750	09/01/20	864,037
600,000		Regency Energy Partners LP	6.500	07/15/21	619,900
200,000		Regency Energy Partners LP	5.500	04/15/23	207,750
475,000		Regency Energy Partners LP	4.500	11/01/23	487,340
1,000,000	g	Reliance Holdings USA	5.400	02/14/22	1,091,071
750,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	808,029
150,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	162,608
1,950,000	g	Sabine Pass Liquefaction LLC	4.200	03/15/28	1,920,422
1,300,000		Shell International Finance BV	3.250	05/11/25	1,312,493
1,350,000		Shell International Finance BV	4.000	05/10/46	1,297,786
1,400,000		SM Energy Co	6.125	11/15/22	1,410,500
300,000		SM Energy Co	6.500	01/01/23	304,500
200,000		Statoil ASA	1.200	01/17/18	199,517
375,000		Statoil ASA	2.450	01/17/23	369,694
820,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	799,449
1,000,000		Sunoco LP	6.250	04/15/21	1,022,500
2,500,000	g	Tesoro Corp	4.750	12/15/23	2,580,225
160,000		Tesoro Logistics LP	5.500	10/15/19	168,800
225,000		Tesoro Logistics LP	6.125	10/15/21	235,406
225,000		Tesoro Logistics LP	6.375	05/01/24	243,563
550,000		Tesoro Logistics LP	5.250	01/15/25	574,063
500,000		TransCanada PipeLines Ltd	5.850	03/15/36	593,370
250,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	232,813
1,375,000	g	Ultrapar International S.A.	5.250	10/06/26	1,368,125
1,500,000		Vale Overseas Ltd	6.250	08/10/26	1,629,375
500,000		WPX Energy, Inc	7.500	08/01/20	530,000
100,000		WPX Energy, Inc	8.250	08/01/23	111,250
1,400,000	g	YPF S.A.	8.500	03/23/21	1,534,414
		TOTAL ENERGY			110,150,955

FOOD & STAPLES RETAILING - 0.8%
860,000	g	Albertsons Cos LLC	6.625	06/15/24	879,350
4,075,000		CVS Health Corp	2.800	07/20/20	4,142,771
3,100,000		CVS Health Corp	2.125	06/01/21	3,040,424
1,337,000		CVS Health Corp	3.875	07/20/25	1,377,445
162

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,100,000		CVS Health Corp	2.875%	06/01/26	$2,956,095
2,370,000	g	Fresh Market, Inc	9.750	05/01/23	1,913,775
1,400,000		Ingles Markets, Inc	5.750	06/15/23	1,410,500
2,000,000	g	MARB BondCo plc	7.000	03/15/24	1,985,000
475,000		SYSCO Corp	2.500	07/15/21	473,367
1,750,000		Walgreen Co	4.400	09/15/42	1,685,196
2,400,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	2,431,824
1,325,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	1,326,438
2,600,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	2,652,941
1,025,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	999,196
300,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	298,379
		TOTAL FOOD & STAPLES RETAILING			27,572,701

FOOD, BEVERAGE & TOBACCO - 0.8%
1,100,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,013,033
2,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	2,720,061
1,750,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,780,888
9,200,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	9,302,120
2,050,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	2,213,465
1,100,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	1,186,564
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,854,000
1,700,000	g	Heineken NV	3.500	01/29/28	1,708,860
725,000	g	Heineken NV	4.350	03/29/47	726,348
1,275,000		Kraft Heinz Foods Co	2.000	07/02/18	1,278,033
213,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	217,260
210,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	214,200
800,000		Mead Johnson Nutrition Co	3.000	11/15/20	815,352
3,725,000		PepsiCo, Inc	3.450	10/06/46	3,369,169
100,000		Philip Morris International, Inc	6.375	05/16/38	127,009
200,000	g	TreeHouse Foods, Inc	6.000	02/15/24	209,500
		TOTAL FOOD, BEVERAGE & TOBACCO			28,735,862

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
1,000,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	1,025,000
1,175,000		CHS/Community Health Systems	6.250	03/31/23	1,198,500
375,000		Covidien International Finance S.A.	3.200	06/15/22	383,293
925,000		Express Scripts Holding Co	3.500	06/15/24	910,984
4,125,000		Express Scripts Holding Co	3.400	03/01/27	3,884,677
2,000,000		HCA Holdings, Inc	6.250	02/15/21	2,158,750
975,000		HCA, Inc	5.875	03/15/22	1,072,500
750,000		HCA, Inc	4.500	02/15/27	750,000
925,000		HealthSouth Corp	5.750	11/01/24	931,937
1,125,000	g	LifePoint Health, Inc	5.375	05/01/24	1,144,125
2,225,000		LifePoint Hospitals, Inc	5.500	12/01/21	2,308,437
1,725,000		McKesson Corp	4.883	03/15/44	1,780,247
2,100,000		Medtronic, Inc	4.625	03/15/45	2,255,602
1,025,000	g	New Amethyst Corp	6.250	12/01/24	1,076,250
5,250,000		New York and Presbyterian Hospital	4.024	08/01/45	5,154,440
225,000		Tenet Healthcare Corp	6.000	10/01/20	237,938
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	453,763
700,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	713,670
725,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	726,319
775,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	737,811
163

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,490,000		Zimmer Holdings, Inc	3.550%	04/01/25	$2,461,910
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			31,366,153

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
375,000		Ecolab, Inc	1.450	12/08/17	374,588
325,000		Ecolab, Inc	3.700	11/01/46	294,537
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	396,900
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,066,025

INSURANCE - 0.9%
3,000,000		ACE INA Holdings, Inc	2.875	11/03/22	3,023,802
1,075,000		ACE INA Holdings, Inc	3.350	05/03/26	1,087,320
250,000		Aetna, Inc	1.500	11/15/17	249,955
150,000		Aetna, Inc	6.625	06/15/36	195,898
625,000		Aetna, Inc	4.125	11/15/42	614,739
1,675,000		Allstate Corp	3.150	06/15/23	1,701,684
550,000		American Financial Group, Inc	3.500	08/15/26	533,865
1,550,000		American International Group, Inc	2.300	07/16/19	1,555,588
2,350,000		American International Group, Inc	3.300	03/01/21	2,397,724
1,160,000		American International Group, Inc	3.750	07/10/25	1,153,422
1,500,000		Aon plc	3.500	06/14/24	1,497,504
550,000		Aon plc	3.875	12/15/25	559,656
400,000		Chubb Corp	6.000	05/11/37	506,581
80,000		Cigna Corp	5.125	06/15/20	86,749
1,000,000		Cigna Corp	4.500	03/15/21	1,067,603
700,000		CNA Financial Corp	3.950	05/15/24	718,325
3,025,000	g	Five Corners Funding Trust	4.419	11/15/23	3,215,454
950,000		Humana, Inc	3.850	10/01/24	972,577
550,000		Humana, Inc	3.950	03/15/27	562,228
650,000	g	Liberty Mutual Group, Inc	4.250	06/15/23	682,546
1,450,000		Marsh & McLennan Cos, Inc	2.750	01/30/22	1,458,011
475,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	484,659
375,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	380,125
650,000		Mercury General Corp	4.400	03/15/27	648,076
875,000		Principal Financial Group, Inc	3.100	11/15/26	851,892
300,000	g	Prudential Funding LLC	6.750	09/15/23	355,545
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	172,859
300,000		Travelers Cos, Inc	5.800	05/15/18	313,897
250,000		Travelers Cos, Inc	3.750	05/15/46	236,829
1,375,000		UnitedHealth Group, Inc	3.750	07/15/25	1,435,797
625,000		UnitedHealth Group, Inc	3.100	03/15/26	619,070
925,000		UnitedHealth Group, Inc	3.450	01/15/27	938,070
2,575,000		UnitedHealth Group, Inc	4.250	04/15/47	2,632,330
150,000		WR Berkley Corp	5.375	09/15/20	163,599
		TOTAL INSURANCE			33,073,979

MATERIALS - 2.0%
975,000		Agrium, Inc	3.375	03/15/25	962,142
575,000		Agrium, Inc	4.125	03/15/35	550,847
2,225,000	g	Air Liquide Finance S.A.	1.750	09/27/21	2,146,340
675,000		Albemarle Corp	5.450	12/01/44	747,191
200,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	214,500
200,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	217,500
164

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Alcoa, Inc	5.400%	04/15/21	$531,650
425,000		Alcoa, Inc	5.125	10/01/24	439,025
400,000		Barrick Gold Corp	3.850	04/01/22	418,928
350,000		Barrick Gold Corp	4.100	05/01/23	375,228
450,000	g	Belden, Inc	5.500	09/01/22	459,000
800,000		Berry Plastics Corp	6.000	10/15/22	846,000
850,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	954,046
1,500,000		Blue Cube Spinco, Inc	9.750	10/15/23	1,796,250
855,000		Blue Cube Spinco, Inc	10.000	10/15/25	1,032,412
900,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,012,689
1,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	1,684,459
680,000		Crown Americas LLC	4.500	01/15/23	695,300
2,550,000	g	Eldorado Gold Corp	6.125	12/15/20	2,613,750
1,800,000		Fibria Overseas Finance Ltd	5.500	01/17/27	1,803,870
1,000,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	1,135,000
1,925,000	g	Georgia-Pacific LLC	2.539	11/15/19	1,940,207
275,000	g	Glencore Funding LLC	4.125	05/30/23	280,124
2,125,000	g	Glencore Funding LLC	4.625	04/29/24	2,207,522
2,625,000	g	Glencore Funding LLC	4.000	03/27/27	2,589,463
2,500,000	g	GTL Trade Finance, Inc	5.893	04/29/24	2,506,250
3,075,000		Hexion US Finance Corp	6.625	04/15/20	2,821,312
2,500,000		International Paper Co	3.000	02/15/27	2,336,620
2,125,000	g	Inversiones CMPC S.A.	4.375	04/04/27	2,114,378
1,975,000	g	Klabin Finance S.A.	5.250	07/16/24	1,986,455
1,949,000		Lyondell Basell Industries NV	5.000	04/15/19	2,052,576
650,000		Newmont Mining Corp	3.500	03/15/22	668,300
1,450,000		Newmont Mining Corp	4.875	03/15/42	1,456,998
1,125,000		Nucor Corp	4.000	08/01/23	1,189,106
1,025,000		Olin Corp	5.125	09/15/27	1,042,322
2,400,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	2,539,500
550,000		Packaging Corp of America	3.650	09/15/24	554,704
700,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	703,418
125,000		Rio Tinto Finance USA plc	3.500	03/22/22	130,159
680,000		Rock Tenn Co	4.450	03/01/19	709,700
820,000		Rock Tenn Co	4.900	03/01/22	887,841
1,300,000		RPM International, Inc	3.750	03/15/27	1,299,202
100,000		RPM International, Inc	5.250	06/01/45	108,274
1,500,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	1,502,255
1,125,000	g	St. Marys Cement, Inc Canada	5.750	01/28/27	1,121,119
1,000,000		Steel Dynamics, Inc	5.125	10/01/21	1,031,250
650,000		Steel Dynamics, Inc	5.250	04/15/23	669,500
600,000	g	Steel Dynamics, Inc	5.000	12/15/26	607,500
255,000		Teck Resources Ltd	3.750	02/01/23	247,669
550,000		Tronox Finance LLC	6.375	08/15/20	552,063
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	2,080,000
3,125,000	g	Univar, Inc	6.750	07/15/23	3,242,188
1,950,000		Vulcan Materials Co	3.900	04/01/27	1,969,598
1,850,000	g	Westlake Chemical Corp	4.625	02/15/21	1,921,173
1,000,000	g	Westlake Chemical Corp	4.875	05/15/23	1,040,971
920,000	g	WR Grace & Co-Conn	5.625	10/01/24	969,450
		TOTAL MATERIALS			69,715,294
165

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MEDIA - 1.6%
$125,000		21st Century Fox America, Inc	7.625%	11/30/28	$164,892
90,000		21st Century Fox America, Inc	6.550	03/15/33	109,480
575,000		21st Century Fox America, Inc	6.900	08/15/39	733,883
2,500,000		AMC Entertainment, Inc	5.875	02/15/22	2,609,375
1,400,000		CBS Corp	2.300	08/15/19	1,405,271
850,000		CBS Corp	2.900	01/15/27	791,584
375,000	g	CBS Radio, Inc	7.250	11/01/24	393,750
4,000,000	g	CCO Holdings LLC	5.875	04/01/24	4,220,000
2,325,000		Charter Communications Operating LLC	3.579	07/23/20	2,392,711
545,000		Charter Communications Operating LLC	4.464	07/23/22	573,939
4,500,000		Charter Communications Operating LLC	4.908	07/23/25	4,751,676
2,975,000		Comcast Corp	3.200	07/15/36	2,644,980
1,150,000	g	CSC Holdings LLC	5.500	04/15/27	1,168,687
1,875,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	2,043,750
2,110,000	g	Gannett Co, Inc	4.875	09/15/21	2,141,650
160,000	g	Gannett Co, Inc	5.500	09/15/24	163,800
1,400,000	g	Gray Television, Inc	5.875	07/15/26	1,424,500
1,000,000		Lamar Media Corp	5.000	05/01/23	1,030,000
1,850,000	g	LG FinanceCo Corp	5.875	11/01/24	1,919,375
125,000		Match Group, Inc	6.375	06/01/24	135,234
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	701,525
925,000	g	Nielsen Finance LLC	5.000	04/15/22	945,813
3,700,000		Outfront Media Capital LLC	5.250	02/15/22	3,829,500
300,000		Outfront Media Capital LLC	5.625	02/15/24	313,500
900,000		Regal Entertainment Group	5.750	06/15/23	933,750
500,000		Regal Entertainment Group	5.750	02/01/25	516,250
2,700,000	g	Sirius XM Radio, Inc	5.375	07/15/26	2,760,750
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,591,962
475,000		Time Warner Cable, Inc	4.500	09/15/42	431,407
3,600,000		Time Warner, Inc	2.100	06/01/19	3,605,436
1,276,000		Time Warner, Inc	4.875	03/15/20	1,368,701
1,000,000		Time Warner, Inc	3.400	06/15/22	1,017,409
1,100,000		Time Warner, Inc	3.800	02/15/27	1,087,885
1,500,000	g	Time, Inc	5.750	04/15/22	1,560,000
400,000	g	Univision Communications, Inc	5.125	02/15/25	393,500
2,000,000		Viacom, Inc	2.250	02/04/22	1,922,794
2,025,000		Viacom, Inc	3.450	10/04/26	1,921,794
450,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	459,000
1,150,000		Walt Disney Co	2.450	03/04/22	1,152,515
		TOTAL MEDIA			57,332,028

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
1,225,000		Abbott Laboratories	3.875	09/15/25	1,241,315
2,200,000		Abbott Laboratories	3.750	11/30/26	2,196,993
450,000		Abbott Laboratories	5.300	05/27/40	483,400
3,875,000		AbbVie, Inc	2.500	05/14/20	3,900,959
3,000,000		AbbVie, Inc	3.200	05/14/26	2,883,528
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,916,852
6,950,000		Actavis Funding SCS	3.800	03/15/25	6,999,679
2,400,000		Actavis Funding SCS	4.550	03/15/35	2,405,993
1,025,000		Amgen, Inc	1.850	08/19/21	995,410
1,700,000		Amgen, Inc	2.600	08/19/26	1,575,659
1,650,000		Biogen, Inc	2.900	09/15/20	1,679,250
166

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,950,000		Bristol-Myers Squibb Co	3.250%	02/27/27	$1,945,308
1,300,000		Celgene Corp	2.125	08/15/18	1,306,100
1,550,000		Celgene Corp	2.875	08/15/20	1,573,504
2,400,000		Celgene Corp	3.875	08/15/25	2,452,819
275,000	g	Endo Finance LLC	6.000	02/01/25	234,437
1,925,000		Gilead Sciences, Inc	3.650	03/01/26	1,939,926
1,725,000		Gilead Sciences, Inc	2.950	03/01/27	1,635,607
1,875,000		Johnson & Johnson	2.950	03/03/27	1,874,638
750,000		Johnson & Johnson	3.625	03/03/37	745,015
800,000		Mylan NV	3.750	12/15/20	820,566
1,750,000		Mylan NV	3.950	06/15/26	1,712,765
3,800,000		Novartis Capital Corp	3.100	05/17/27	3,778,735
1,350,000		Novartis Capital Corp	4.000	11/20/45	1,355,862
1,000,000		Perrigo Finance plc	3.900	12/15/24	996,453
400,000		Perrigo Finance plc	4.900	12/15/44	389,322
1,650,000		Pfizer, Inc	4.125	12/15/46	1,650,942
1,650,000	g	Roche Holdings, Inc	2.375	01/28/27	1,553,891
1,700,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	1,635,590
1,500,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	1,382,121
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			57,262,639

REAL ESTATE - 1.0%
350,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	349,841
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	448,699
2,025,000		American Tower Corp	3.300	02/15/21	2,053,243
550,000		American Tower Corp	3.500	01/31/23	553,179
475,000		American Tower Corp	4.400	02/15/26	491,328
800,000		American Tower Corp	3.375	10/15/26	762,669
700,000		AvalonBay Communities, Inc	2.900	10/15/26	665,972
375,000		AvalonBay Communities, Inc	3.900	10/15/46	350,172
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	947,236
1,150,000		Brixmor Operating Partnership LP	3.250	09/15/23	1,123,196
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,726,951
525,000		Brixmor Operating Partnership LP	4.125	06/15/26	528,257
170,000		Camden Property Trust	4.625	06/15/21	181,215
1,250,000		Camden Property Trust	2.950	12/15/22	1,231,031
350,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	363,125
950,000		Crown Castle International Corp	2.250	09/01/21	923,443
780,000		Crown Castle International Corp	4.875	04/15/22	838,948
725,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	759,588
700,000		DDR Corp	3.625	02/01/25	673,345
800,000		DDR Corp	4.250	02/01/26	795,002
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,022,626
500,000		Developers Diversified Realty Corp	7.875	09/01/20	578,263
325,000		Duke Realty LP	3.250	06/30/26	315,008
750,000		Equinix, Inc	5.375	01/01/22	789,375
550,000		Equity One, Inc	3.750	11/15/22	565,646
775,000		Essex Portfolio LP	3.375	01/15/23	776,259
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	219,170
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	149,947
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,485,409
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	456,336
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	325,804
167

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,225,000		Healthcare Trust of America Holdings LP	3.500%	08/01/26	$1,177,929
375,000		Highwoods Realty LP	3.875	03/01/27	370,806
400,000		Host Hotels & Resorts LP	4.500	02/01/26	413,773
600,000		Kimco Realty Corp	3.400	11/01/22	605,497
500,000		Liberty Property LP	3.250	10/01/26	479,225
1,500,000		Mid-America Apartments LP	4.300	10/15/23	1,582,800
1,000,000		Mid-America Apartments LP	3.750	06/15/24	1,017,582
850,000		Mid-America Apartments LP	4.000	11/15/25	872,057
275,000		National Retail Properties, Inc	3.800	10/15/22	283,879
525,000		National Retail Properties, Inc	3.300	04/15/23	524,898
550,000		National Retail Properties, Inc	4.000	11/15/25	560,822
600,000		National Retail Properties, Inc	3.600	12/15/26	591,899
875,000		Regency Centers LP	3.900	11/01/25	890,841
275,000		Regency Centers LP	3.600	02/01/27	272,818
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,159,496
450,000		Weingarten Realty Investors	3.500	04/15/23	450,668
400,000		Weingarten Realty Investors	4.450	01/15/24	419,057
925,000		Weingarten Realty Investors	3.850	06/01/25	926,341
300,000		Weingarten Realty Investors	3.250	08/15/26	285,884
975,000		Welltower, Inc	4.000	06/01/25	988,164
		TOTAL REAL ESTATE			36,324,719

RETAILING - 0.8%
3,450,000	g	Argos Merger Sub, Inc	7.125	03/15/23	3,277,500
1,700,000		Asbury Automotive Group, Inc	6.000	12/15/24	1,755,250
4,500,000		AutoNation, Inc	5.500	02/01/20	4,832,154
875,000		AutoNation, Inc	3.350	01/15/21	885,267
1,000,000		AutoZone, Inc	3.250	04/15/25	978,422
480,000		Dollar Tree, Inc	5.750	03/01/23	511,200
1,300,000		Enable Midstream Partners LP	4.400	03/15/27	1,290,157
1,775,000		Home Depot, Inc	2.000	04/01/21	1,766,753
600,000		Home Depot, Inc	3.500	09/15/56	522,295
1,000,000	g	JC Penney Corp, Inc	5.875	07/01/23	1,000,000
2,100,000		L Brands, Inc	6.875	11/01/35	2,026,500
2,100,000		L Brands, Inc	6.750	07/01/36	2,000,880
1,325,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	1,151,581
1,870,000		Men’s Wearhouse, Inc	7.000	07/01/22	1,659,625
950,000		O’Reilly Automotive, Inc	3.550	03/15/26	947,498
2,145,000		Penske Automotive Group, Inc	5.500	05/15/26	2,102,100
1,100,000	g	Rolls-Royce plc	2.375	10/14/20	1,095,942
400,000	g	Rolls-Royce plc	3.625	10/14/25	402,316
1,125,000		Target Corp	3.625	04/15/46	1,015,053
		TOTAL RETAILING			29,220,493

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
800,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	821,791
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			821,791

SOFTWARE & SERVICES - 0.7%
825,000	g	Activision Blizzard, Inc	2.300	09/15/21	807,701
875,000	g	Activision Blizzard, Inc	3.400	09/15/26	854,360
2,150,000		Fidelity National Information Services, Inc	3.625	10/15/20	2,233,921
1,500,000	g	First Data Corp	7.000	12/01/23	1,608,750
168

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$600,000	g	IMS Health, Inc	5.000%	10/15/26	$602,250
4,925,000		Microsoft Corp	2.400	08/08/26	4,656,642
750,000		Microsoft Corp	4.100	02/06/37	771,178
1,100,000		Microsoft Corp	4.250	02/06/47	1,127,205
2,350,000		NCR Corp	5.875	12/15/21	2,449,875
1,000,000	g	Open Text Corp	5.625	01/15/23	1,040,000
1,925,000	g	Open Text Corp	5.875	06/01/26	2,016,438
2,675,000		Oracle Corp	1.900	09/15/21	2,629,217
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	746,425
1,900,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	2,009,250
300,000	g	Symantec Corp	5.000	04/15/25	306,998
		TOTAL SOFTWARE & SERVICES			23,860,210

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
3,000,000		Amphenol Corp	1.550	09/15/17	3,000,108
725,000		Amphenol Corp	3.125	09/15/21	739,895
875,000		Apple, Inc	4.650	02/23/46	938,258
1,600,000	g	Broadcom Corp	3.875	01/15/27	1,610,087
700,000	g	CommScope, Inc	5.000	06/15/21	719,250
1,200,000	g	CommScope, Inc	5.500	06/15/24	1,240,884
1,900,000	g	CommScope, Inc	6.000	06/15/25	1,990,250
1,175,000	g	Diamond Finance Corp	3.480	06/01/19	1,204,565
2,550,000	g	Diamond Finance Corp	4.420	06/15/21	2,666,397
675,000	g	Diamond Finance Corp	5.875	06/15/21	709,628
650,000	g	Diamond Finance Corp	7.125	06/15/24	718,541
3,050,000	g	Diamond Finance Corp	6.020	06/15/26	3,331,283
75,000		General Electric Co	5.250	12/06/17	76,900
1,140,000		Hewlett Packard Enterprise Co	2.450	10/05/17	1,143,338
1,275,000	g	Seagate HDD Cayman	4.250	03/01/22	1,262,204
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,449,875
1,375,000		Tyco Electronics Group S.A.	2.375	12/17/18	1,387,147
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,941,757
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,545,360
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	459,773
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			30,135,500

TELECOMMUNICATION SERVICES - 1.3%
1,975,000		AT&T, Inc	1.400	12/01/17	1,973,418
1,950,000		AT&T, Inc	4.600	02/15/21	2,074,558
2,475,000		AT&T, Inc	4.450	04/01/24	2,587,244
6,625,000		AT&T, Inc	3.400	05/15/25	6,410,482
2,085,000		AT&T, Inc	4.500	05/15/35	1,962,269
1,275,000		AT&T, Inc	5.250	03/01/37	1,298,558
1,050,000		AT&T, Inc	4.750	05/15/46	982,845
1,275,000		AT&T, Inc	5.450	03/01/47	1,298,165
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,575,560
7,500,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	7,244,205
1,600,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	1,618,834
500,000	g,q	Oi S.A.	5.750	02/10/22	160,000
500,000		Orange S.A.	5.500	02/06/44	568,333
450,000		Telefonica Emisiones SAU	4.103	03/08/27	452,917
925,000		T-Mobile USA, Inc	6.375	03/01/25	996,688
1,725,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,659,683
169

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,600,000		Verizon Communications, Inc	3.450%	03/15/21	$1,643,230
975,000		Verizon Communications, Inc	4.150	03/15/24	1,011,461
9,113,000		Verizon Communications, Inc	4.272	01/15/36	8,414,315
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,088,135
675,000		Verizon Communications, Inc	4.125	08/15/46	582,262
		TOTAL TELECOMMUNICATION SERVICES			45,603,162

TRANSPORTATION - 0.9%
2,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	2,023,002
655,000	g	Asciano Finance Ltd	5.000	04/07/18	670,590
400,000	g	Bombardier, Inc	7.750	03/15/20	427,000
600,000	g	Bombardier, Inc	6.125	01/15/23	588,000
1,000,000	g	Bombardier, Inc	7.500	03/15/25	1,027,500
225,000		Bristow Group, Inc	6.250	10/15/22	181,125
1,300,000		Burlington Northern Santa Fe LLC	4.125	06/15/47	1,295,925
2,050,000		Canadian Pacific Railway Co	2.900	02/01/25	2,009,941
2,650,000		CSX Corp	3.800	11/01/46	2,415,467
1,950,000		Delta Air Lines, Inc	3.625	03/15/22	1,990,349
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,036,084
1,100,000		FedEx Corp	3.250	04/01/26	1,090,064
2,115,000		GATX Corp	2.375	07/30/18	2,128,669
1,000,000		GATX Corp	5.200	03/15/44	1,020,332
2,674,000		Gulfmark Offshore, Inc	6.375	03/15/22	1,310,260
4,900,000		Kansas City Southern	2.350	05/15/20	4,854,097
1,800,000		Kansas City Southern	4.950	08/15/45	1,810,499
1,500,000	g	KLX, Inc	5.875	12/01/22	1,546,875
375,000		Northrop Grumman Corp	1.750	06/01/18	375,603
2,100,000	g	Transnet SOC Ltd	4.000	07/26/22	2,010,815
800,000	g	TTX Co	3.600	01/15/25	807,831
		TOTAL TRANSPORTATION			32,620,028

UTILITIES - 3.1%
325,000	g	AEP Transmission Co LLC	3.100	12/01/26	320,847
350,000	g	AEP Transmission Co LLC	4.000	12/01/46	348,300
2,020,000	g	AES Argentina Generacion S.A.	7.750	02/02/24	2,036,099
245,000	i	AES Corp	4.055	06/01/19	245,000
425,000		AES Corp	4.875	05/15/23	422,875
1,800,000		AGL Capital Corp	3.875	11/15/25	1,831,914
625,000		AGL Capital Corp	4.400	06/01/43	614,522
700,000		Alabama Power Co	4.150	08/15/44	699,562
3,000,000		American Electric Power Co, Inc	1.650	12/15/17	2,999,130
525,000		American Water Capital Corp	3.000	12/01/26	511,535
500,000		American Water Capital Corp	4.000	12/01/46	507,234
300,000	g	APT Pipelines Ltd	4.250	07/15/27	302,505
250,000		Atmos Energy Corp	8.500	03/15/19	280,806
925,000		Black Hills Corp	4.250	11/30/23	974,113
325,000		Black Hills Corp	3.150	01/15/27	309,543
250,000		Carolina Power & Light Co	5.300	01/15/19	265,685
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	345,920
1,100,000	g	CEZ AS.	4.250	04/03/22	1,134,739
1,000,000		CMS Energy Corp	3.600	11/15/25	1,000,996
1,500,000	g	Comision Federal de Electricidad	4.750	02/23/27	1,503,750
200,000		Commonwealth Edison Co	5.900	03/15/36	246,253
170

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Connecticut Light & Power Co	5.500%	02/01/19	$212,715
1,475,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	1,567,260
1,325,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	1,272,260
900,000		Consolidated Edison, Inc	2.000	05/15/21	884,011
750,000		Dominion Resources, Inc	2.000	08/15/21	727,585
1,275,000		Dominion Resources, Inc	4.700	12/01/44	1,313,718
1,000,000		Duke Energy Corp	2.100	06/15/18	1,003,838
1,175,000		Duke Energy Corp	1.800	09/01/21	1,134,858
1,725,000		Duke Energy Corp	2.650	09/01/26	1,600,696
1,175,000		Duke Energy Corp	3.750	09/01/46	1,058,867
2,950,000	g	Electricite de France S.A.	2.350	10/13/20	2,948,056
1,250,000	g,i	Electricite de France S.A.	5.625	12/30/49	1,226,563
1,615,000		Energy Transfer Partners LP	4.050	03/15/25	1,599,609
1,675,000		Energy Transfer Partners LP	4.750	01/15/26	1,723,565
1,075,000		Energy Transfer Partners LP	5.950	10/01/43	1,112,759
550,000		Energy Transfer Partners LP	5.150	03/15/45	517,224
1,450,000		Enersis Americas S.A.	4.000	10/25/26	1,436,225
1,975,000		EnLink Midstream Partners LP	4.850	07/15/26	2,037,767
325,000		EnLink Midstream Partners LP	5.050	04/01/45	305,963
1,125,000		Entergy Corp	2.950	09/01/26	1,067,466
3,300,000	g	Equate Petrochemical BV	3.000	03/03/22	3,224,100
2,600,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	2,611,146
1,850,000		Exelon Generation Co LLC	3.400	03/15/22	1,864,863
675,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	701,394
1,625,000	g	Fortis, Inc	3.055	10/04/26	1,524,617
2,000,000	g	Genneia S.A.	8.750	01/20/22	2,085,000
1,300,000		Great Plains Energy, Inc	3.900	04/01/27	1,310,686
250,000		Indiana Michigan Power Co	7.000	03/15/19	273,572
900,000		Indiana Michigan Power Co	4.550	03/15/46	950,368
125,000		Integrys Energy Group, Inc	4.170	11/01/20	132,073
500,000		Interstate Power & Light Co	3.700	09/15/46	466,269
2,500,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,596,250
100,000	g	Kansas Gas & Electric	6.700	06/15/19	109,835
1,375,000		Kinder Morgan, Inc	2.000	12/01/17	1,376,020
1,000,000		Kinder Morgan, Inc	3.450	02/15/23	986,810
400,000		Kinder Morgan, Inc	5.300	12/01/34	402,591
1,050,000		Kinder Morgan, Inc	5.000	03/01/43	996,399
940,000		Kinder Morgan, Inc	5.400	09/01/44	929,249
350,000		LG&E and KU Energy LLC	3.750	11/15/20	363,120
1,000,000		MidAmerican Energy Co	4.250	05/01/46	1,032,096
425,000		MPLX LP	5.500	02/15/23	438,175
2,000,000		MPLX LP	4.500	07/15/23	2,079,764
800,000		MPLX LP	4.000	02/15/25	792,729
725,000		MPLX LP	4.125	03/01/27	720,841
750,000		MPLX LP	5.200	03/01/47	754,491
1,000,000		Nevada Power Co	5.450	05/15/41	1,165,224
750,000		NiSource Finance Corp	4.800	02/15/44	788,170
750,000		Northeast Utilities	1.600	01/15/18	749,505
1,500,000		Northeast Utilities	1.450	05/01/18	1,494,416
1,500,000	g	Novolipetsk Steel via Steel Funding Ltd	4.500	06/15/23	1,524,579
214,000		NRG Energy, Inc	7.875	05/15/21	219,885
500,000		NRG Energy, Inc	6.625	03/15/23	511,563
1,225,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,231,184
171

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$325,000		Pacific Gas & Electric Co	8.250%	10/15/18	$355,795
	1,275,000		Pacific Gas & Electric Co	4.250	03/15/46	1,304,720
	525,000		Pacific Gas & Electric Co	4.000	12/01/46	518,403
	1,000,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,062,662
	375,000		Phillips 66 Partners LP	3.550	10/01/26	358,143
	300,000		Phillips 66 Partners LP	4.900	10/01/46	285,553
	50,000		Potomac Electric Power Co	7.900	12/15/38	73,844
	500,000		PPL Capital Funding, Inc	4.200	06/15/22	526,123
	275,000		Progress Energy, Inc	7.050	03/15/19	300,395
	550,000		Public Service Co of Colorado	4.750	08/15/41	603,780
	400,000		Public Service Co of Oklahoma	5.150	12/01/19	428,584
	550,000		Public Service Electric & Gas Co	3.800	03/01/46	543,230
	1,785,000	g	Rumo Luxembourg Sarl	7.375	02/09/24	1,838,550
	975,000		Sempra Energy	2.875	10/01/22	971,081
	2,975,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	2,840,714
	2,913,546	g	Solar Star Funding LLC	3.950	06/30/35	2,744,175
	1,325,000		Southern Co	4.400	07/01/46	1,266,051
	425,000		Southern Co Gas Capital Corp	3.950	10/01/46	387,062
	1,650,000		Southern Power Co	2.500	12/15/21	1,612,463
	1,550,000		Southern Power Co	4.150	12/01/25	1,601,665
	450,000		Spectra Energy Partners LP	3.375	10/15/26	428,317
	1,675,000		Spectra Energy Partners LP	4.500	03/15/45	1,564,398
	2,000,000	g	Suzano Austria GmbH	5.750	07/14/26	2,037,000
	1,650,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	1,581,525
	850,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	875,974
	1,300,000		Virginia Electric & Power Co	3.500	03/15/27	1,326,581
	775,000		Virginia Electric & Power Co	4.000	11/15/46	762,075
	120,000		Western Gas Partners LP	4.000	07/01/22	123,218
	525,000		Western Gas Partners LP	3.950	06/01/25	519,662
	1,425,000		Western Gas Partners LP	4.650	07/01/26	1,467,482
	325,000		Western Gas Partners LP	5.450	04/01/44	333,773
	575,000		Williams Partners LP	4.500	11/15/23	601,745
	225,000		Williams Partners LP	4.900	01/15/45	216,499
	850,000		Wisconsin Power & Light Co	4.100	10/15/44	841,520
	575,000		Xcel Energy, Inc	3.350	12/01/26	574,853
	215,000		Xcel Energy, Inc	4.800	09/15/41	220,390
			TOTAL UTILITIES			111,157,322

			TOTAL CORPORATE BONDS			1,161,993,642
			(Cost $1,155,869,712)

GOVERNMENT BONDS - 45.4%

AGENCY SECURITIES - 0.1%
	2,625,000		Tunisia Government AID Bonds	1.416	08/05/21	2,548,549
			TOTAL AGENCY SECURITIES			2,548,549

FOREIGN GOVERNMENT BONDS - 2.9%
	2,200,000	g	Argentine Republic Government International Bond	5.625	01/26/22	2,252,800
	5,000,000	g	Bermuda Government International Bond	4.854	02/06/24	5,266,650
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,320,728
BRL	5,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,607,543
	11,400,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	3,653,479
172

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$500,000		Colombia Government International Bond	4.500%	01/28/26	$527,500
	2,800,000		Colombia Government International Bond	6.125	01/18/41	3,192,000
	1,125,000		Colombia Government International Bond	5.000	06/15/45	1,128,375
	1,575,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,602,563
	1,375,000	g	Ecuador Government International Bond	9.650	12/13/26	1,423,125
	1,100,000	g	Egypt Government International Bond	6.125	01/31/22	1,144,708
	2,750,000	g	Egypt Government International Bond	7.500	01/31/27	2,922,914
	950,000	g	El Salvador Government International Bond	8.625	02/28/29	980,875
TRY	3,425,000		European Investment Bank	5.750	04/03/18	894,310
	$1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,501,740
	1,100,000	g	Export-Import Bank of India	3.375	08/05/26	1,052,898
	1,200,000	g	Guatemala Government International Bond	4.500	05/03/26	1,195,716
	1,700,000	g	Honduras Government International Bond	7.500	03/15/24	1,867,875
	1,700,000	g	Honduras Government International Bond	6.250	01/19/27	1,720,604
	1,078,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,001,089
	3,025,000		Jamaica Government International Bond	8.000	03/15/39	3,465,531
	775,000	g	Kommunalbanken AS.	1.375	10/26/20	759,204
	1,650,000	g	Korea Housing Finance Corp	2.000	10/11/21	1,593,719
	3,550,000	g	Kuwait International Government Bond	2.750	03/20/22	3,558,978
MXN	81,000,000		Mexican Bonos	8.500	12/13/18	4,447,888
	81,000,000		Mexican Bonos	6.500	06/10/21	4,272,107
	$2,250,000		Mexico Government International Bond	3.625	03/15/22	2,314,125
	2,200,000		Mexico Government International Bond	4.150	03/28/27	2,238,500
	1,275,000	g	Mongolia Government International Bond	8.750	03/09/24	1,391,814
	1,600,000	g	Morocco Government International Bond	5.500	12/11/42	1,704,485
	1,825,000	g	Namibia Government International Bond	5.250	10/29/25	1,840,562
	1,050,000	g	Nigeria Government International Bond	7.875	02/16/32	1,094,625
	1,850,000	g	Oman Government International Bond	6.500	03/08/47	1,958,266
	1,700,000		Panama Government International Bond	6.700	01/26/36	2,142,000
	540,000	g	Paraguay Government International Bond	4.700	03/27/27	546,750
	2,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	2,005,500
	2,500,000	g	Provincia de Buenos Aires	7.875	06/15/27	2,531,750
	1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,567,725
	1,000,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,006,604
	1,300,000	g	Republic of Ghana	7.875	08/07/23	1,258,145
	1,000,000	g	Republic of Paraguay	6.100	08/11/44	1,072,500
	2,350,000	g	Republic of Serbia	4.875	02/25/20	2,435,794
	90,832	i	Republic of Serbia (Step Bond)	6.750	11/01/24	91,614
	317,914	g,i	Republic of Serbia (Step Bond)	6.750	11/01/24	320,648
	2,500,000	g	Saudi Government International Bond	3.250	10/26/26	2,430,000
	2,350,000		South Africa Government International Bond	4.300	10/12/28	2,206,415
	2,325,000	g,h	Southern Gas Corridor CJSC	6.875	03/24/26	2,551,688
	1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,606,112
	1,300,000	g	Trinidad & Tobago Government International Bond	4.500	08/04/26	1,291,017
	2,350,000		Turkey Government International Bond	6.000	03/25/27	2,444,613
	1,225,000		Turkey Government International Bond	6.875	03/17/36	1,330,608
	1,500,000		Turkey Government International Bond	6.625	02/17/45	1,595,856
	1,125,000		Uruguay Government International Bond	4.375	10/27/27	1,174,500
	2,000,000		Uruguay Government International Bond	5.100	06/18/50	1,925,000
	3,000,000	g	Zambia Government International Bond	8.500	04/14/24	3,081,057
			TOTAL FOREIGN GOVERNMENT BONDS			105,513,192
173

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MORTGAGE BACKED - 15.4%
$6,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500%	03/15/28	$6,190,314
9,205,000		FHLMC	3.500	08/15/43	9,637,629
14,398,621		FHLMC	3.500	07/15/46	2,985,872
6,221		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	6,488
3,340,413		FGLMC	3.500	03/01/27	3,483,384
18,341		FGLMC	6.500	01/01/29	20,407
1,680		FGLMC	8.000	01/01/31	1,910
257,067		FGLMC	5.500	12/01/33	288,800
376,719		FGLMC	7.000	12/01/33	441,543
198,520		FGLMC	5.000	01/01/34	218,705
77,690		FGLMC	4.500	10/01/34	83,509
139,928		FGLMC	5.500	03/01/35	157,577
126,662		FGLMC	7.000	05/01/35	146,522
18,062		FGLMC	5.000	02/01/36	19,719
397		FGLMC	6.500	05/01/36	442
159,766		FGLMC	5.000	04/01/38	175,475
211,979	w	FGLMC	4.500	11/01/40	230,361
234,455	w	FGLMC	4.500	12/01/40	254,835
1,699,194		FGLMC	4.500	10/01/44	1,853,942
246,078		FGLMC	4.500	11/01/44	268,679
293,432		FGLMC	4.500	11/01/44	320,257
199,376		FGLMC	4.500	12/01/44	217,679
110,022		FGLMC	4.500	12/01/44	118,799
1,684,989		FGLMC	3.500	04/01/45	1,733,797
11,885,217		FGLMC	3.500	10/01/45	12,220,757
13,808,163		FGLMC	4.000	12/01/45	14,600,195
1,647,131		FGLMC	3.500	03/01/46	1,692,358
1,864,283		FGLMC	4.000	05/01/46	1,970,650
37,796,927	h	FGLMC	3.500	08/01/46	38,834,805
1,832		Federal National Mortgage Association (FNMA)	8.000	03/01/23	1,837
3,994		FNMA	9.000	11/01/25	4,483
3,094		FNMA	7.500	01/01/29	3,445
4,078,702		FNMA	2.500	07/01/31	4,083,941
165,574		FNMA	2.500	07/01/31	165,786
983,232		FNMA	2.500	08/01/31	984,497
148,344		FNMA	2.500	10/01/31	148,560
501,013		FNMA	2.500	10/01/31	501,658
79,665		FNMA	2.500	11/01/31	79,768
199,558		FNMA	2.500	11/01/31	199,818
365,292		FNMA	2.500	11/01/31	365,817
243,839		FNMA	2.500	11/01/31	244,156
416,750		FNMA	2.500	11/01/31	417,287
220,886		FNMA	2.500	12/01/31	221,173
188,982		FNMA	2.500	12/01/31	189,254
479,107		FNMA	2.500	12/01/31	479,730
142,083		FNMA	2.500	12/01/31	142,290
622,929		FNMA	2.500	12/01/31	623,739
7,820,767		FNMA	2.500	01/01/32	7,828,517
4,977,194		FNMA	3.500	02/01/32	5,200,570
16,000,000	h	FNMA	3.000	05/25/32	16,378,749
90,165		FNMA	7.000	07/01/32	98,814
174

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,347,461		FNMA	5.000%	06/01/33	$1,477,751
116,311		FNMA	4.500	10/01/33	125,278
2,862,187		FNMA	5.000	10/01/33	3,137,230
122,274		FNMA	5.000	11/01/33	134,768
167,477		FNMA	5.000	11/01/33	184,579
121,250		FNMA	5.500	02/01/35	135,735
5,377,585		FNMA	5.000	05/01/35	5,883,588
2,999,886		FNMA	5.000	10/01/35	3,282,031
2,308,981		FNMA	5.000	02/01/36	2,526,142
3,505,429		FNMA	5.500	08/01/37	3,925,442
22,672		FNMA	6.000	09/01/37	26,278
19,879		FNMA	6.000	09/01/37	23,036
53,629		FNMA	6.500	09/01/37	60,174
1,570,926		FNMA	5.500	11/01/38	1,820,147
831,549		FNMA	5.500	12/01/38	939,040
2,442,584		FNMA	4.500	05/01/39	2,645,042
117,282		FNMA	4.000	07/01/39	124,086
247,268		FNMA	5.500	08/01/39	278,805
475,709		FNMA	5.500	04/01/40	529,022
477,795		FNMA	5.000	08/01/40	522,724
1,027,178		FNMA	5.000	09/01/40	1,122,685
131,125		FNMA	6.000	10/01/40	148,235
6,243,541		FNMA	4.500	01/01/41	6,770,655
2,304,199		FNMA	4.500	01/01/41	2,490,804
1,279,100		FNMA	5.000	05/01/41	1,399,795
821,627		FNMA	4.500	09/01/41	888,100
4,329,395		FNMA	5.500	12/01/41	4,965,145
1,602,000		FNMA	4.500	01/01/42	1,736,093
391,603		FNMA	4.500	03/01/42	428,057
4,287,874		FNMA	3.000	03/25/42	4,365,722
1,534,310		FNMA	4.500	04/01/42	1,651,450
1,205,468		FNMA	4.500	06/01/42	1,297,599
3,276,513		FNMA	3.000	06/25/42	3,334,362
2,580,432		FNMA	4.500	08/01/42	2,793,504
35,327		FNMA	3.000	10/01/42	35,234
1,940,977		FNMA	3.000	10/01/42	1,935,866
6,263,001		FNMA	3.500	11/25/42	1,266,782
6,876,024	w	FNMA	3.000	01/01/43	6,857,957
8,665,679	w	FNMA	3.000	02/01/43	8,642,859
2,692,858		FNMA	3.000	02/25/43	2,741,733
231,370		FNMA	3.000	04/01/43	230,737
2,962,580		FNMA	3.000	08/25/43	3,027,781
2,557,378		FNMA	4.500	10/01/43	2,765,605
2,194,841		FNMA	4.500	02/01/44	2,391,482
227,428		FNMA	4.000	04/01/44	240,638
785,545		FNMA	4.000	06/01/44	830,867
764,256		FNMA	4.000	06/01/44	808,574
1,811,676		FNMA	4.500	06/01/44	1,973,578
214,971		FNMA	4.000	07/01/44	227,447
926,749		FNMA	4.000	07/01/44	980,537
1,539,477		FNMA	4.000	08/01/44	1,628,791
224,984		FNMA	4.000	08/01/44	237,896
178,453		FNMA	4.000	08/01/44	188,808
175

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,182,353		FNMA	4.000%	08/01/44	$2,309,012
155,400		FNMA	4.000	09/01/44	164,605
228,859		FNMA	4.000	09/01/44	242,582
989,686		FNMA	4.000	10/01/44	1,048,956
5,309,693		FNMA	4.500	10/01/44	5,817,095
1,677,292		FNMA	4.000	12/01/44	1,777,748
1,546,136		FNMA	4.000	12/01/44	1,625,754
2,974,801		FNMA	4.000	01/01/45	3,153,047
292,946		FNMA	3.500	03/01/45	300,963
506,192		FNMA	3.500	03/01/45	520,588
756,842		FNMA	4.500	03/01/45	830,143
3,811,416		FNMA	3.500	05/01/45	3,926,056
284,483		FNMA	4.000	05/01/45	301,533
4,550,551		FNMA	4.000	06/01/45	4,823,329
6,800,571		FNMA	4.000	07/01/45	7,187,068
3,284,343		FNMA	4.000	08/01/45	3,448,106
834,563		FNMA	4.000	08/01/45	884,598
5,739,468		FNMA	4.000	09/01/45	6,081,835
2,767,716		FNMA	4.000	11/01/45	2,933,813
2,761,354		FNMA	4.000	12/01/45	2,914,286
1,628,235		FNMA	4.000	12/01/45	1,726,003
1,923,521		FNMA	3.500	01/01/46	1,976,511
10,792,917		FNMA	4.000	01/01/46	11,410,493
3,398,152		FNMA	3.500	02/01/46	3,484,432
976,185		FNMA	3.500	06/01/46	1,003,122
745,153		FNMA	3.500	10/25/46	212,627
15,008,672		FNMA	3.000	11/01/46	14,894,647
26,194,080	h	FNMA	3.000	12/01/46	25,995,075
10,441,382		FNMA	3.500	02/01/47	10,687,506
3,000,000	h	FNMA	3.000	04/25/47	2,975,156
2,000,000	h	FNMA	3.500	04/25/47	2,045,938
2,000,000	h	FNMA	4.000	04/25/47	2,097,812
9,000,000	h	FNMA	4.500	04/25/47	9,650,742
5,000,000	h	FNMA	3.000	05/25/47	4,949,219
13,000,000	h	FNMA	3.500	05/25/47	13,270,157
15,000,000	h	FNMA	4.000	05/25/47	15,703,124
20,000,000	h	FNMA	3.500	06/25/47	20,371,876
6,000,000	h	FNMA	4.000	06/25/47	6,267,487
11,000,000	h	FNMA	4.500	06/25/47	11,754,102
10,428		Government National Mortgage Association (GNMA)	7.500	11/15/23	11,319
2,520		GNMA	7.500	08/15/28	2,527
14,714		GNMA	6.500	12/15/28	16,682
45,065		GNMA	6.500	03/15/29	51,091
14,699		GNMA	8.500	10/20/30	17,362
3,938		GNMA	7.000	06/20/31	4,662
113,971		GNMA	5.000	02/15/33	124,596
32,367		GNMA	5.500	07/15/33	36,517
392,688		GNMA	5.000	09/15/33	434,429
4,708,492		GNMA	3.700	10/15/33	4,951,053
62,860		GNMA	5.500	11/20/33	70,464
252,615		GNMA	5.500	02/20/35	283,647
83,829		GNMA	5.500	03/20/35	94,127
30,373		GNMA	6.000	10/20/36	35,569
176

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$33,564		GNMA	6.000%	01/20/37	$38,551
52,336		GNMA	6.000	02/20/37	59,839
44,772		GNMA	5.000	04/15/38	49,395
33,609		GNMA	5.500	07/15/38	37,512
61,095		GNMA	5.500	07/20/38	67,566
24,206		GNMA	6.000	08/20/38	27,458
13,637		GNMA	4.500	02/20/39	14,886
19,035		GNMA	4.500	08/20/41	20,463
66,747		GNMA	4.500	09/20/41	72,891
8,292,062		GNMA	3.500	10/20/42	1,599,710
14,207		GNMA	4.500	01/20/44	15,464
17,590		GNMA	4.500	02/20/44	19,202
214,495		GNMA	4.500	05/20/44	234,183
28,309		GNMA	4.500	05/20/44	30,904
212,337		GNMA	4.500	08/20/44	231,773
214,698		GNMA	4.500	09/20/44	234,311
76,549		GNMA	4.500	10/20/44	83,314
68,884		GNMA	4.500	11/20/44	74,956
144,898		GNMA	4.500	12/20/44	158,175
214,656		GNMA	4.500	02/20/45	234,279
235,965		GNMA	4.500	08/20/45	257,687
273,769		GNMA	4.500	08/20/45	298,957
236,712		GNMA	4.500	12/20/45	258,495
7,038,031		GNMA	3.500	11/20/46	1,431,255
29,860,997		GNMA	3.000	01/20/47	30,158,027
15,935,918		GNMA	3.500	01/20/47	16,540,393
25,000,000	h	GNMA	3.500	03/20/47	25,948,290
3,000,000	h	GNMA	3.000	04/20/47	3,026,250
3,000,000	h	GNMA	3.500	04/20/47	3,110,273
4,000,000	h	GNMA	4.000	05/20/47	4,217,422
1,500,000	i	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes	10.982	07/25/29	1,522,469
7,500,000	i	Federal National Mortgage Association Connecticut Avenue Securities	4.627	09/25/29	7,550,008
		TOTAL MORTGAGE BACKED			549,251,124

MUNICIPAL BONDS - 6.3%
6,800,000		Alabama Economic Settlement Authority	4.263	09/15/32	6,953,884
1,000,000		Anaheim City School District	3.825	08/01/23	1,053,090
2,535,000		California Earthquake Authority	2.805	07/01/19	2,557,891
5,000,000		California Housing Finance Agency	2.966	08/01/22	5,035,550
3,750,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,689,700
9,800,000		Commonwealth Financing Authority	4.014	06/01/33	9,705,724
2,995,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	2,893,080
5,000,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	4,794,700
1,000,000		Denver City & County School District No	4.242	12/15/37	1,027,860
750,000		Denver Health & Hospital Authority	2.250	12/01/17	750,825
600,000		Grant County Public Utility District No 2	5.630	01/01/27	705,108
250,000		Harris County Flood Control District	1.818	10/01/18	252,415
895,000		Illinois Housing Development Authority	4.105	07/01/27	909,248
2,430,000		Indiana Finance Authority	3.166	07/01/30	2,322,570
177

TIAA-CREF FUNDS - Bond Plus Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,000,000	Indiana Finance Authority	3.624%	07/01/36	$2,955,930
2,270,000	Los Angeles County Public Works Financing Authority	2.910	12/01/20	2,308,295
1,250,000	Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,280,463
2,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	1,952,740
3,840,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	3,518,438
3,000,000	Maine Municipal Bond Bank	3.668	06/01/20	3,130,680
1,250,000	Maryland Community Development Administration Housing Revenue	2.713	03/01/25	1,199,538
7,440,000	Maryland Community Development Administration Housing Revenue	3.797	03/01/39	7,096,272
5,000,000	Maryland Health & Higher Educational Facilities Authority	3.632	07/01/24	5,100,250
315,000	Massachusetts Housing Finance Agency	1.776	06/01/17	315,107
345,000	Massachusetts Housing Finance Agency	1.876	12/01/17	345,279
190,000	Massachusetts Housing Finance Agency	2.807	12/01/19	192,514
965,000	Massachusetts Housing Finance Agency	4.786	12/01/32	977,748
2,780,000	Michigan Finance Authority	3.610	11/01/32	2,644,419
6,710,000	Michigan Finance Authority	3.585	11/01/35	6,217,687
4,575,000	New Jersey Economic Development Authority	3.882	06/15/19	4,652,180
7,500,000	New Jersey Economic Development Authority	4.271	06/15/20	7,634,475
1,600,000	New Jersey Economic Development Authority	5.706	06/15/30	1,604,016
3,000,000	New Jersey Economic Development Authority	5.756	06/15/31	3,009,060
1,500,000	New Jersey Educational Facilities Authority	2.304	07/01/22	1,455,960
1,415,000	New Jersey Educational Facilities Authority	2.504	07/01/23	1,376,922
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	3.100	02/01/22	3,085,500
2,655,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	2,992,238
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,039,270
3,000,000	New York State Dormitory Authority	3.879	07/01/46	2,822,160
1,500,000	Oklahoma Water Resources Board	2.794	04/01/21	1,546,755
5,500,000	Palm Desert Redevelopment Agency	2.750	10/01/22	5,563,855
6,155,000	Palm Desert Redevelopment Agency	3.000	10/01/23	6,118,932
1,690,000	Port of Corpus Christi Authority of Nueces County	2.888	12/01/21	1,704,686
1,390,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	1,305,432
1,800,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	1,683,396
3,535,000	Regents of the University of California Medical Center Pooled Revenue	2.859	05/15/30	3,300,559
5,000,000	Regents of the University of California Medical Center Pooled Revenue	3.290	05/15/36	4,577,250
2,000,000	San Francisco Bay Area Rapid Transit District	3.477	07/01/27	1,987,320
5,000,000	State of California	4.988	04/01/39	5,274,050
1,000,000	State of Illinois	4.125	01/01/19	1,016,080
15,000,000	State of Illinois	5.000	02/01/19	15,557,250
9,700,000	State of Illinois	5.000	02/01/20	10,188,589
10,000,000	State of Illinois	5.100	06/01/33	9,124,200
5,000,000	State of Illinois	4.620	06/15/38	5,429,100
4,000,000	State of Texas	3.721	10/01/31	4,100,000
4,000,000	State of Texas	3.771	10/01/32	4,076,720
178

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,050,000		Syracuse Industrial Development Agency	5.000%	01/01/36	$3,940,691
640,000		Texas Public Finance Authority	5.250	07/01/17	640,077
1,310,000		Trustees of Boston College	3.519	07/01/21	1,376,037
5,000,000		University of California	1.910	05/15/21	4,922,050
500,000		University of California	2.676	05/15/21	510,705
4,420,000		University of California	3.552	05/15/39	4,132,214
6,385,000		Virgin Islands Public Finance Authority	5.000	10/01/21	5,507,063
5,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	4,992,850
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,770,359
		TOTAL MUNICIPAL BONDS			222,905,006

U.S. TREASURY SECURITIES - 20.7%
15,000,000		United States Treasury Bond	4.500	05/15/38	19,019,535
40,000,000		United States Treasury Bond	4.375	11/15/39	49,632,800
25,000,000		United States Treasury Bond	4.375	05/15/40	31,033,200
11,165,000	l	United States Treasury Bond	2.875	08/15/45	10,823,943
27,815,000		United States Treasury Bond	2.500	02/15/46	24,918,318
25,716,000		United States Treasury Bond	2.500	05/15/46	23,021,838
9,970,000		United States Treasury Bond	2.875	11/15/46	9,670,122
8,000,000		United States Treasury Bond	3.000	02/15/47	7,967,184
585,000		United States Treasury Note	1.125	02/28/19	583,629
80,000		United States Treasury Note	1.625	03/15/20	80,278
30,000,000		United States Treasury Note	1.375	01/31/21	29,576,940
15,000,000		United States Treasury Note	2.250	07/31/21	15,246,090
10,000,000		United States Treasury Note	2.000	08/31/21	10,054,300
20,000,000		United States Treasury Note	2.125	09/30/21	20,204,680
10,000,000		United States Treasury Note	1.250	10/31/21	9,719,140
30,000,000		United States Treasury Note	2.000	10/31/21	30,133,590
14,290,000		United States Treasury Note	1.875	02/28/22	14,257,619
10,000,000		United States Treasury Note	1.875	05/31/22	9,951,560
10,000,000		United States Treasury Note	1.625	08/15/22	9,794,530
55,000,000		United States Treasury Note	1.875	08/31/22	54,570,340
60,000,000		United States Treasury Note	1.875	10/31/22	59,423,460
25,000,000		United States Treasury Note	2.000	11/30/22	24,902,350
1,505,000		United States Treasury Note	1.625	05/31/23	1,460,556
34,490,000		United States Treasury Note	1.375	06/30/23	32,943,330
37,205,000		United States Treasury Note	1.250	07/31/23	35,206,682
43,100,000		United States Treasury Note	1.375	08/31/23	41,062,835
20,120,000		United States Treasury Note	1.375	09/30/23	19,146,232
15,000,000		United States Treasury Note	2.750	11/15/23	15,527,925
34,400,000		United States Treasury Note	2.250	12/31/23	34,515,550
22,500,000		United States Treasury Note	2.250	01/31/24	22,564,170
25,000,000		United States Treasury Note	2.125	02/29/24	24,859,375
20,000,000		United States Treasury Note	2.125	03/31/24	19,875,780
11,844,000		United States Treasury Note	2.250	02/15/27	11,691,319
10,000,000		United States Treasury Note	4.250	05/15/39	12,208,590
		TOTAL U.S. TREASURY SECURITIES			735,647,790

		TOTAL GOVERNMENT BONDS			1,615,865,661
		(Cost $1,631,217,265)
179

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
STRUCTURED ASSETS - 15.6%

ASSET BACKED - 7.1%
$188,829	i	ACE Securities Corp Home Equity Loan Trust Series - 2005 HE5 (Class M2)	1.717%	08/25/35	$187,373
8,960,000		AmeriCredit Automobile Receivables Trust Series - 2014 2 (Class D)	2.570	07/08/20	8,991,361
10,000,000		AmeriCredit Automobile Receivables Trust Series - 2016 3 (Class D)	2.710	09/08/22	9,925,192
1,500,000	g,i	Anchorage Capital Ltd Series - 2015 6A (Class E1)	5.923	04/15/27	1,410,232
1,575,641	i	Asset Backed Securities Corp Home Equity Loan Trust Series - 2005 HE1 (Class M1)	1.183	03/25/35	1,547,554
186,834	i	Asset Backed Securities Corp Home Equity Loan Trust Series - 2005 HE3 (Class M3)	1.687	04/25/35	186,662
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2012 3A (Class B)	3.040	03/20/19	6,045,454
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2016 1A (Class B)	3.780	06/20/22	3,081,870
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2016 2A (Class B)	3.360	11/20/22	5,044,686
3,500,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2016 2A (Class C)	4.830	11/20/22	3,529,292
1,556,324	i	Bear Stearns Asset Backed Securities Trust Series - 2005 SD3 (Class 1A)	1.472	07/25/35	1,544,100
1,522,024	i	Bear Stearns Asset Backed Securities Trust Series - 2006 EC2 (Class M1)	1.382	02/25/36	1,470,114
2,000,000	g	Bowman Park CLO Ltd Series - 2014 1A (Class B2R)	3.545	11/23/25	1,996,791
4,000,000	g,i	Callidus Debt Partners Ltd Series - 2007 6A (Class D)	7.041	10/23/21	3,999,479
5,000,000	g,i	Canyon Capital Series - 2006 1A (Class D)	2.253	12/15/20	4,892,254
1,100,000		Capital Auto Receivables Asset Trust Series - 2015 2 (Class D)	3.160	11/20/20	1,112,121
2,250,000		Capital Auto Receivables Asset Trust Series - 2016 2 (Class C)	2.420	06/21/21	2,240,584
3,000,000		Capital Auto Receivables Asset Trust Series - 2016 2 (Class D)	3.160	11/20/23	3,015,906
1,668,377	g	Capital Automotive REIT Series - 2012 1A (Class A)	4.700	07/15/42	1,671,050
5,000,000	g	Capital Automotive REIT Series - 2014 1A (Class A)	3.660	10/15/44	4,871,832
5,000,000	g,h,m	Capital Automotive REIT Series - 2017 1A (Class A1)	3.870	04/15/47	4,998,551
1,500,000	g	Carlyle Global Market Strategies CLO 2013-3 Ltd Series - 2013 3A (Class A2B)	3.530	07/15/25	1,503,975
9,617,391	g,i	CBRE Realty Finance Series - 2007 1A (Class A2)	1.309	04/07/52	3,701,999
761,273	i,m	CCR, Inc Series - 2010 CX (Class C)	1.303	07/10/17	759,908
761,905	g	CCR, Inc Series - 2012 CA (Class C)	4.750	07/10/22	770,519
1,500,000	g	Cent CLO 21 Ltd Series - 2014 21A (Class A2BR)	3.500	07/27/26	1,506,143
180

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$63,720		Centex Home Equity Series - 2002 A (Class AF6)	5.540%	01/25/32	$63,623
750,000	i	CIFC Funding 2015-I Ltd Series - 2015 1X (Class E1)	6.041	01/22/27	716,327
2,000,000	g,i	CIFC Funding 2015-I Ltd Series - 2015 1A (Class E1)	6.041	01/22/27	1,910,204
339,253		Countrywide Asset-Backed Certificates Series - 2002 S4 (Class A5)	5.216	10/25/17	337,927
4,900,000	g	DB Master Finance LLC Series - 2015 1A (Class A2I)	3.262	02/20/45	4,925,735
4,045,563	g	Domino’s Pizza Master Issuer LLC Series - 2012 1A (Class A2)	5.216	01/25/42	4,098,288
1,975,000	g	Domino’s Pizza Master Issuer LLC Series - 2015 1A (Class A2I)	3.484	10/25/45	1,975,857
511,674	i	First Frankin Mortgage Loan Trust Series - 2006 FF1 (Class 2A3)	1.222	01/25/36	509,445
3,250,000	g,h	FOCUS Brands Funding LLC Series - 2017 1A (Class A2I)	3.857	04/30/47	3,252,792
273	i	Greenpoint Mortgage Funding Trust Series - 2007 AR2 (Class 1A1)	0.576	04/25/47	273
1,134,679	i	GSAMP Trust Series - 2004 HE1 (Class M1)	0.980	05/25/34	1,058,665
1,927,006	i	GSAMP Trust Series - 2006 NC1 (Class A2)	0.607	02/25/36	1,902,702
4,576,125	i	GSAMP Trust Series - 2005 HE4 (Class M2)	1.472	07/25/45	4,447,103
4,289,682	g	HERO Residual Funding Series - 2016 1R (Class A1)	4.500	09/21/42	4,250,807
4,020,000	g	Hertz Vehicle Financing LLC Series - 2013 1A (Class A2)	1.830	08/25/19	4,007,127
4,000,000	g	Hertz Vehicle Financing LLC Series - 2016 1A (Class A)	2.320	03/25/20	3,984,139
6,000,000	g	Hertz Vehicle Financing LLC Series - 2016 3A (Class B)	3.110	07/25/20	5,969,464
2,000,000	g	Hertz Vehicle Financing LLC Series - 2016 3A (Class C)	4.430	07/25/20	2,011,217
3,000,000	g	Hilton Grand Vacations Trust Series - 2017 AA (Class A)	2.660	12/26/28	2,997,498
5,000,000	g,i	Hilton Grand Vacations Trust Series - 2017 AA (Class B)	2.960	12/26/28	4,991,388
2,631,272	i	Home Equity Mortgage Loan Asset-Backed Trust Series - 2005 C (Class AII3)	1.352	10/25/35	2,598,258
2,168,438	i	Lehman XS Trust Series - 2005 2 (Class 1A1)	1.542	08/25/35	2,096,872
441,974	i	Lehman XS Trust Series - 2006 1 (Class 1A1)	1.232	02/25/36	434,299
3,000,000	g	Madison Park Funding XIII Ltd Series - 2014 13A (Class B2R)	3.300	01/19/25	2,961,216
1,602,885	i	MASTR Asset Backed Securities Trust Series - 2005 HE2 (Class M1)	0.605	10/25/35	1,592,248
1,125,000		MASTR Asset Backed Securities Trust Series - 2005 AB1 (Class A4)	5.648	11/25/35	1,103,726
3,503,321	g	MVW Owner Trust Series - 2016 1A (Class B)	2.640	12/20/33	3,441,918
181

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,674,036	i	NovaStar Mortgage Funding Trust Series - 2003 2 (Class M1)	1.650%	09/25/33	$5,630,908
1,040,974		Oakwood Mortgage Investors, Inc Series - 2002 C (Class A1)	5.410	11/15/32	1,059,388
496,684	g	OneMain Direct Auto Receivables Trust Series - 2016 1A (Class A)	2.040	01/15/21	497,588
626,655	g	Orange Lake Timeshare Trust Series - 2014 AA (Class B)	3.030	07/09/29	624,529
696,295	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates Series - 2005 WCH1 (Class M2)	1.762	01/25/36	694,704
403,107		Renaissance Home Equity Loan Trust Series - 2004 2 (Class AF4)	5.392	07/25/34	404,270
27,626	i	Residential Asset Securities Corp Series - 2001 KS2 (Class AI6)	6.489	10/25/30	28,181
2,850,000		Residential Funding Mortgage Securities II, Inc Series - 2005 HI3 (Class M5)	6.130	09/25/35	2,909,910
81,639		Residential Funding Mortgage Securities II, Inc Series - 2006 HI1 (Class M1)	6.010	02/25/36	81,950
3,010,179		Residential Funding Mortgage Securities II, Inc Series - 2006 HI1 (Class M2)	6.060	02/25/36	3,146,565
1,000,000	g,i	Sanders Re Ltd Series - 2013 144A (Class )	4.752	05/05/17	999,900
4,000,000		Santander Drive Auto Receivables Trust Series - 2016 2 (Class C)	2.660	11/15/21	4,021,527
800,000		Santander Drive Auto Receivables Trust Series - 2015 5 (Class C)	2.740	12/15/21	805,170
5,000,000		Santander Drive Auto Receivables Trust Series - 2016 1 (Class C)	3.090	04/15/22	5,060,401
3,800,000		Santander Drive Auto Receivables Trust Series - 2016 2 (Class D)	3.390	04/15/22	3,849,623
231,397		Saxon Asset Securities Trust Series - 2002 2 (Class AF6)	6.120	11/25/30	240,875
886,471	i	Securitized Asset Backed Receivables LLC Series - 2005 OP2 (Class A2C)	0.747	10/25/35	878,531
8,354,102	g,i	Shackleton II CLO Ltd Series - 2012 2A (Class A1R)	2.240	10/20/23	8,353,659
5,000,000	g	Shackleton II CLO Ltd Series - 2012 2A (Class B2R)	3.010	10/20/23	4,997,526
10,000,000	g,i	Sierra Receivables Funding Co LLC Series - 2017 1A (Class B)	3.200	03/20/34	10,054,790
895,645	g	Sierra Timeshare Receivables Funding LLC Series - 2015 2A (Class A)	2.430	06/20/32	894,962
3,520,162	g	Sierra Timeshare Receivables Funding LLC Series - 2015 3A (Class A)	2.580	09/20/32	3,531,635
4,926,435	g	Sierra Timeshare Receivables Funding LLC Series - 2015 3A (Class B)	3.080	09/20/32	4,941,036
3,307,654	g	Sierra Timeshare Receivables Funding LLC Series - 2016 2A (Class A)	2.330	07/20/33	3,307,113
6,615,308	g	Sierra Timeshare Receivables Funding LLC Series - 2016 2A (Class B)	2.780	07/20/33	6,611,847
640,725	g	SolarCity LMC Series - 2013 1 (Class A)	4.800	11/20/38	632,618
182

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$788,274	g	SolarCity LMC Series - 2014 1 (Class A)	4.590%	04/20/44	$779,635
1,301,298	g	SolarCity LMC Series - 2014 2 (Class A)	4.020	07/20/44	1,259,386
2,500,000	g,i	Sound Point Clo XIV Ltd Series - 2016 3A (Class E)	7.531	01/23/29	2,500,001
6,084,111	g	SpringCastle America Funding LLC Series - 2016 AA (Class A)	3.050	04/25/29	6,121,423
1,870,050	i	Structured Asset Securities Corp Mortgage Loan Trust Series - 2005 7XS (Class 2A1A)	2.284	04/25/35	1,764,511
7,960,000	g	Taco Bell Funding LLC Series - 2016 1A (Class A2I)	3.832	05/25/46	8,069,171
3,993,321	g	Vericrest Opportunity Loan Trust 2015-NPL3 Series - 2015 NPL3 (Class A1)	3.375	10/25/58	3,977,663
321,318	g,m	Wachovia Amortization Controlled Heloc NIM Series - 2006 N1 (Class N1)	5.683	08/12/47	324,602
49,404	g,i	Wachovia Loan Trust Series - 2005 SD1 (Class A)	1.342	05/25/35	48,666
6,895,000	g	Wendys Funding LLC Series - 2015 1A (Class A2I)	3.371	06/15/45	6,927,020
		TOTAL ASSET BACKED			253,675,404

OTHER MORTGAGE BACKED - 8.5%
2,403,814	i	Adjustable Rate Mortgage Trust Series - 2005 1 (Class 5M1)	2.032	05/25/35	2,282,452
3,114,621	i	American Home Mortgage Investment Trust Series - 2004 3 (Class 4A)	2.857	10/25/34	3,036,013
857,524	i	Banc of America Commercial Mortgage Trust Series - 2006 2 (Class C)	5.798	05/10/45	856,292
10,000,000		Banc of America Commercial Mortgage Trust Series - 2016 UB10 (Class ASB)	3.019	07/15/49	9,975,574
4,000,000	g,i	Banc of America Commercial Mortgage Trust Series - 2007 4 (Class E)	5.821	02/10/51	3,779,710
7,500,000	i	Banc of America Commercial Mortgage Trust Series - 2007 5 (Class AJ)	5.971	02/10/51	7,497,663
750,000	g,i	Banc of America Commercial Mortgage Trust Series - 2007 4 (Class D)	6.000	02/10/51	736,755
1,485,772	g,i	Banc of America Large Loan, Inc Series - 2010 UB3 (Class A4B3)	6.049	02/15/51	1,483,434
4,926,168	g,i	Bayview Opportunity Master Fund IVb Trust 2017-CRT1 Series - 2017 CRT1 (Class M)	3.132	10/25/28	4,928,582
2,226,000	i	Bear Stearns Commercial Mortgage Securities Trust Series - 2007 T28 (Class AJ)	5.928	09/11/42	2,230,883
4,500,000		CD Mortgage Trust Series - 2016 CD1 (Class ASB)	2.622	08/10/49	4,406,760
360,312		Citicorp Mortgage Securities, Inc Series - 2005 4 (Class 1A7)	5.500	07/25/35	347,696
10,000,000		Citigroup Commercial Mortgage Trust Series - 2016 C1 (Class AAB)	3.003	05/10/49	10,020,098
365,000	i	COBALT CMBS Commercial Mortgage Trust Series - 2007 C3 (Class AM)	5.771	05/15/46	370,667
16,500,000	i	COBALT CMBS Commercial Mortgage Trust Series - 2007 C3 (Class AJ)	5.771	05/15/46	16,789,347
183

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,044,000		COMM Mortgage Trust Series - 2016 COR1 (Class ASB)	2.972%	10/10/49	$8,975,612
5,000,000	g,i	COMM Mortgage Trust Series - 2007 C9 (Class AJFL)	1.548	12/10/49	4,936,065
4,265,000	i	Commercial Mortgage Trust Series - 2007 GG11 (Class B)	6.147	12/10/49	4,222,068
168,322	i	Connecticut Avenue Securities Series - 2015 C03 (Class 1M1)	2.482	07/25/25	168,378
882,550		Countrywide Alternative Loan Trust Series - 2005 6CB (Class 2A1)	5.000	04/25/20	866,148
970,384	i	Countrywide Alternative Loan Trust Series - 2005 24 (Class 4A1)	1.206	07/20/35	901,883
1,015,459	i	Countrywide Home Loan Mortgage Pass Through Trust Series - 2004 HYB6 (Class A2)	3.124	11/20/34	998,428
120,479		Countrywide Home Loan Mortgage Pass Through Trust Series - 2005 17 (Class 1A10)	5.250	09/25/35	118,690
90,000	i	Credit Suisse Commercial Mortgage Trust Series - 2007 C4 (Class A1AJ)	5.903	09/15/39	90,480
6,000,000	i	Credit Suisse Commercial Mortgage Trust Series - 2007 C4 (Class AJ)	5.949	09/15/39	6,062,287
10,000,000	i	Credit Suisse Commercial Mortgage Trust Series - 2007 C4 (Class A1AM)	5.953	09/15/39	10,064,036
8,000,000	i	Credit Suisse Commercial Mortgage Trust Series - 2007 C2 (Class AJ)	5.625	01/15/49	8,164,206
2,083,000	g,i	DBUBS Mortgage Trust Series - 2011 LC3A (Class B)	5.346	08/10/44	2,270,522
5,270,249		GS Mortgage Securities Trust Series - 2006 GG8 (Class AJ)	5.622	11/10/39	4,962,467
884,194		GSR Mortgage Loan Trust Series - 2005 1F (Class 3A3)	6.000	01/25/35	891,714
533,517	i	GSR Mortgage Loan Trust Series - 2006 OA1 (Class 2A1)	1.172	08/25/46	529,358
229,711	i	Impac CMB Trust Series - 2004 11 (Class 2A1)	1.642	03/25/35	211,523
2,003,320	i	Impac CMB Trust Series - 0 4 (Class 1A1B)	1.232	05/25/35	1,876,259
1,834,091	i	JP Morgan Chase Commercial Mortgage Securities Trust Series - 2005 LDP2 (Class C)	4.911	07/15/42	1,832,272
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust Series - 2011 C4 (Class C)	5.397	07/15/46	332,766
10,000,000		JP Morgan Chase Commercial Mortgage Securities Trust Series - 2016 JP2 (Class ASB)	2.713	08/15/49	9,897,853
7,472,887	g,i	JP Morgan Mortgage Trust Series - 2017 1 (Class A3)	3.500	01/25/47	7,606,876
1,583,427	i	JP Morgan Mortgage Trust 2006-A2 Series - 2006 A2 (Class 5A3)	3.118	11/25/33	1,605,109
1,078,664	i	LB-UBS Commercial Mortgage Trust Series - 2006 C4 (Class B)	6.049	06/15/38	1,080,203
1,698,206	i	LB-UBS Commercial Mortgage Trust Series - 2006 C3 (Class C)	5.737	03/15/39	1,697,286
391,943	i	LB-UBS Commercial Mortgage Trust Series - 2007 C1 (Class C)	5.533	02/15/40	391,548
184

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000	i	LB-UBS Commercial Mortgage Trust Series - 2007 C1 (Class D)	5.563%	02/15/40	$2,988,701
949,407		Lehman Mortgage Trust Series - 2005 1 (Class 2A4)	5.500	11/25/35	878,305
3,806,717	g,i	LVII Resecuritization Trust Series - 2015 A (Class A)	3.611	07/25/47	3,809,096
75,000	i	Merrill Lynch Mortgage Trust Series - 0 C1 (Class AJA)	6.301	02/12/51	76,122
5,455,000	i	ML-CFC Commercial Mortgage Trust Series - 2007 6 (Class AM)	5.526	03/12/51	5,460,632
3,149,500	i	Morgan Stanley Capital I Trust Series - 2005 WMC2 (Class M3)	0.860	02/25/35	2,995,436
370,991	g,i	Morgan Stanley Capital I Trust Series - 2006 T23 (Class B)	6.078	08/12/41	370,265
2,087,897	i	Morgan Stanley Capital I Trust Series - 2006 HQ10 (Class AJ)	5.389	11/12/41	2,085,442
938,028	i	Morgan Stanley Capital I Trust Series - 2006 HQ9 (Class B)	5.832	07/12/44	937,358
1,830,000	i	Morgan Stanley Capital I Trust Series - 2006 HQ9 (Class C)	5.842	07/12/44	1,826,347
1,500,000	i	Morgan Stanley Capital I Trust Series - 2007 HQ12 (Class C)	5.861	04/12/49	1,508,437
9,000,000	i	Morgan Stanley Capital I Trust Series - 2007 IQ15 (Class AJ)	5.907	06/11/49	8,513,955
10,000,000		Morgan Stanley Capital I Trust Series - 2016 UB11 (Class ASB)	2.606	08/15/49	9,833,468
4,000,000	i	Morgan Stanley Capital I Trust Series - 2007 IQ16 (Class AJFX)	6.110	12/12/49	3,693,788
2,147,770	i	Option One Mortgage Loan Trust Series - 2004 2 (Class M1)	0.950	05/25/34	2,012,185
211,309	i	RALI Trust Series - 2005 QA1 (Class A1)	1.282	01/25/35	208,842
4,944,091	g,i	Sequoia Mortgage Trust Series - 2017 1 (Class A4)	3.500	02/25/47	5,040,713
16,500,000	g,i	Sequoia Mortgage Trust Series - 2017 3 (Class A4)	3.500	04/25/47	16,739,762
5,000,000	g,i	Shellpoint Co-Originator Trust Series - 2017 1 (Class A4)	3.500	04/25/44	5,067,969
1,267,257	i	Structured Adjustable Rate Mortgage Loan Trust Series - 2005 16XS (Class A1)	1.322	08/25/35	1,226,496
760,802	g,i	Terwin Mortgage Trust Series - 2005 3SL (Class M1)	1.762	03/25/35	747,011
455,315	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C30 (Class AJ)	5.413	12/15/43	458,159
3,590,759	i	Wachovia Bank Commercial Mortgage Trust Series - 2006 C23 (Class F)	5.477	01/15/45	3,584,881
5,265,683	i	Wachovia Bank Commercial Mortgage Trust Series - 2006 C27 (Class AJ)	5.825	07/15/45	5,310,534
6,650,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C34 (Class AJ)	6.132	05/15/46	6,673,072
3,000,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C34 (Class B)	6.214	05/15/46	2,990,400
100,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C34 (Class C)	6.219	05/15/46	99,476
185

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$14,875,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C31 (Class AJ)	5.660%	04/15/47	$14,924,599
6,440,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C31 (Class C)	5.748	04/15/47	6,412,181
10,000,000	g	Wachovia Bank Commercial Mortgage Trust Series - 2007 C32 (Class AMFX)	5.703	06/15/49	10,100,283
9,000,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C32 (Class B)	5.750	06/15/49	8,666,100
19,770,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C32 (Class AJ)	5.750	06/15/49	19,373,380
40,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C33 (Class AM)	5.953	02/15/51	40,313
		TOTAL OTHER MORTGAGE BACKED			304,149,671

		TOTAL STRUCTURED ASSETS			557,825,075
		(Cost $558,513,550)

		TOTAL BONDS			3,335,684,378
		(Cost $3,345,600,527)

SHARES		COMPANY
COMMON STOCKS - 0.0%

ENERGY - 0.0%
24,997	*,m	Peabody Energy Corp	343,709
		TOTAL ENERGY	343,709
		TOTAL COMMON STOCKS	343,709
		(Cost $343,709)

PREFERRED STOCKS - 0.0%

ENERGY - 0.0%
3,538	*,m	Peabody Energy Corp	88,450
		TOTAL ENERGY	88,450
		TOTAL PREFERRED STOCKS	88,450
		(Cost $88,450)

PRINCIPAL	ISSUER
SHORT-TERM INVESTMENTS - 5.5%
GOVERNMENT AGENCY DEBT - 0.9%
$32,100,000	Federal Home Loan Bank (FHLB)	0.700	04/05/17	32,098,780
	TOTAL GOVERNMENT AGENCY DEBT			32,098,780

TREASURY DEBT - 4.6%
5,600,000	United States Treasury Bill	0.715	04/20/17	5,598,074
137,300,000	United States Treasury Bill	0.501-0741	04/27/17	137,234,096
22,600,000	United States Treasury Bill	0.691	07/06/17	22,555,252
	TOTAL TREASURY DEBT			165,387,422

	TOTAL SHORT-TERM INVESTMENTS			197,486,202
	(Cost $197,485,027)
186

TIAA-CREF FUNDS - Bond Plus Fund

VALUE
TOTAL INVESTMENTS - 102.6%	$3,656,428,741
(Cost $3,666,072,634)
OTHER ASSETS & LIABILITIES, NET - (2.6)%	(93,753,873)
NET ASSETS - 100.0%	$3,562,674,868

Abbreviation(s):
BRL	Brazilian Real
MXN	Mexican Peso
REIT	Real Estate Investment Trust
TRY	Turkish Lira

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2017, the aggregate value of these securities was $623,743,953 or 17.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
187

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 6.4%

AUTOMOBILES & COMPONENTS - 0.3%
$11,943,278	i	Gates Global LLC	4.397%	07/06/21	$11,952,236
		TOTAL AUTOMOBILES & COMPONENTS			11,952,236

CAPITAL GOODS - 0.1%
1,675,000	i	Proampac PG Borrower LLC	5.057	11/20/23	1,686,725
		TOTAL CAPITAL GOODS			1,686,725

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
13,275,000	i	SterlingBackcheck	8.897	06/19/23	12,909,938
1,008,609	i	USAGM HoldCo LLC	5.500	07/28/22	1,013,652
8,302,649	i	USAGM HoldCo LLC	5.500	07/28/22	8,344,162
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			22,267,752

CONSUMER DURABLES & APPAREL - 0.2%
11,196,959	i	Academy Ltd	5.056	07/01/22	8,240,961
		TOTAL CONSUMER DURABLES & APPAREL			8,240,961

CONSUMER SERVICES - 1.1%
500,000	i	Boyd Gaming Corp	3.500	09/15/23	502,420
13,275,000	i	CDS US Intermediate Holdings, Inc	9.397	07/10/23	13,142,250
9,950,000	i	Kindercare Education LLC	5.397	08/12/22	9,999,750
3,721,998	i	Scientific Games International, Inc	4.846	10/01/21	3,767,927
11,470,744	i	Spin Holdco, Inc	4.285	11/14/19	11,464,550
		TOTAL CONSUMER SERVICES			38,876,897

ENERGY - 0.6%
10,845,000	i	California Resources Corp	11.375	12/31/21	11,965,614
4,900,000	i	Granite Acquisition, Inc	8.397	12/19/22	4,832,625
4,925,000	i	Petrochoice Holdings, Inc	6.000	08/21/22	4,974,250
		TOTAL ENERGY			21,772,489

FOOD & STAPLES RETAILING - 0.4%
2,000,000	i	Rite Aid Corp	5.750	08/21/20	2,002,500
11,000,000	i	Rite Aid Corp	4.875	06/21/21	11,013,750
		TOTAL FOOD & STAPLES RETAILING			13,016,250

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
10,917,638	i	Nature’s Bounty Co	4.647	05/05/23	10,976,811
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			10,976,811

INSURANCE - 0.2%
4,800,000	i	Asurion LLC	8.500	03/03/21	4,854,000
3,414,279	i	USI, Inc	4.250	12/27/19	3,413,665
		TOTAL INSURANCE			8,267,665

188

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MATERIALS - 0.6%
$4,891,829	i	PLZ Aeroscience Corp	4.642%	07/29/22	$4,916,288
5,454,699	i	Road Infrastructure Investment LLC	4.500	06/13/23	5,486,064
12,000,000	i	Solenis International LP	7.804	07/29/22	11,842,560
		TOTAL MATERIALS			22,244,912

MEDIA - 0.3%
8,497,219	i	Time, Inc	4.250	04/26/21	8,518,462
		TOTAL MEDIA			8,518,462

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
4,641,224	i	Vizient, Inc	5.000	02/11/23	4,676,033
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,676,033

REAL ESTATE - 0.3%
7,810,376	i	DTZ US Borrower LLC	4.304	11/04/21	7,850,678
1,502,128	i	DTZ US Borrower LLC	9.289	11/04/22	1,497,126
		TOTAL REAL ESTATE			9,347,804

RETAILING - 0.2%
5,000,000	i	Bass Pro Group LLC	6.147	12/15/23	4,809,400
		TOTAL RETAILING			4,809,400

SOFTWARE & SERVICES - 0.6%
12,000,000	i	Mitchell International, Inc	8.539	10/11/21	12,007,560
10,140,726	i	ProQuest LLC	5.250	10/24/21	10,280,161
		TOTAL SOFTWARE & SERVICES			22,287,721

UTILITIES - 0.5%
5,000,000	i	Talen Energy Supply LLC	6.060	12/06/23	5,031,250
13,516,125	i	Vistra Operations Co LLC	4.193	12/14/23	13,526,262
		TOTAL UTILITIES			18,557,512

		TOTAL BANK LOAN OBLIGATIONS			227,499,630
		(Cost $228,533,346)

BONDS - 85.2%

CORPORATE BONDS - 85.2%

AUTOMOBILES & COMPONENTS - 1.6%
2,350,000	g	Adient Global Holdings Ltd	4.875	08/15/26	2,305,937
3,600,000	g	Allison Transmission, Inc	5.000	10/01/24	3,636,000
3,900,000	g,h	Aston Martin Capital Holdings Ltd	6.500	04/15/22	3,914,625
5,700,000	g,h	Dana Financing Luxembourg Sarl	5.750	04/15/25	5,749,875
7,500,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	7,818,750
12,327,000	g	Gates Global LLC	6.000	07/15/22	12,542,723
2,875,000		Goodyear Tire & Rubber Co	5.000	05/31/26	2,946,875
1,100,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	1,105,500
1,100,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	1,087,625

189

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,100,000	g,o	IHO Verwaltungs GmbH	4.750%	09/15/26	$1,072,500
7,550,000	g	Schaeffler Finance BV	4.750	05/15/23	7,757,625
3,000,000		Tenneco, Inc	5.000	07/15/26	2,938,110
825,000	g	ZF North America Capital, Inc	4.500	04/29/22	859,031
1,800,000	g	ZF North America Capital, Inc	4.750	04/29/25	1,863,000
		TOTAL AUTOMOBILES & COMPONENTS			55,598,176

BANKS - 1.4%
9,500,000	i	Citigroup, Inc	6.125	12/30/49	10,022,500
3,700,000	i	ING Groep NV	6.000	12/30/49	3,686,310
2,600,000	i	JPMorgan Chase & Co	7.900	12/30/49	2,694,250
4,750,000	g,i	Lloyds Banking Group plc	6.657	12/30/49	5,165,625
7,500,000	g,i	Nordea Bank AB	5.500	12/30/49	7,518,750
6,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	6,617,469
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,390,746
5,500,000		Royal Bank of Scotland Group plc	6.000	12/19/23	5,812,713
4,275,000	i	Royal Bank of Scotland Group plc	8.625	12/30/49	4,456,688
		TOTAL BANKS			48,365,051

CAPITAL GOODS - 1.9%
3,000,000		Anixter, Inc	5.125	10/01/21	3,120,000
2,500,000		Anixter, Inc	5.500	03/01/23	2,593,750
8,965,000	g	Cloud Crane LLC	10.125	08/01/24	9,570,137
4,335,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	4,492,144
3,100,000		Manitowoc Foodservice, Inc	9.500	02/15/24	3,572,750
7,925,000		Orbital ATK, Inc	5.500	10/01/23	8,162,750
4,150,000	g	SPX FLOW, Inc	5.625	08/15/24	4,186,312
4,150,000	g	SPX FLOW, Inc	5.875	08/15/26	4,186,313
14,130,000	g	Stena AB	7.000	02/01/24	13,211,550
5,000,000		TransDigm, Inc	6.000	07/15/22	5,065,500
5,000,000		TransDigm, Inc	6.500	07/15/24	5,062,500
2,375,000	g	TransDigm, Inc	6.500	05/15/25	2,395,781
		TOTAL CAPITAL GOODS			65,619,487

COMMERCIAL & PROFESSIONAL SERVICES - 3.8%
2,500,000		AECOM	5.750	10/15/22	2,621,875
6,250,000		AECOM	5.875	10/15/24	6,640,625
14,500,000	g	AECOM	5.125	03/15/27	14,536,250
1,929,000		Clean Harbors, Inc	5.250	08/01/20	1,962,757
7,925,000		Clean Harbors, Inc	5.125	06/01/21	8,083,500
10,651,000	g	Herc Rentals, Inc	7.500	06/01/22	11,316,687
10,219,000	g	Herc Rentals, Inc	7.750	06/01/24	10,883,235
1,900,000	g	IHS Markit Ltd	4.750	02/15/25	1,957,000
3,495,820		Neovia Logistics Intermediate Holdings LLC	1.000	04/01/20	1,909,592
2,000,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	2,045,000
7,825,000		RR Donnelley & Sons Co	7.875	03/15/21	8,411,875
127,000		RR Donnelley & Sons Co	7.000	02/15/22	128,905
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,390,500
15,025,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	13,184,438
16,425,000		United Rentals North America, Inc	5.500	07/15/25	16,917,750
1,175,000		United Rentals North America, Inc	5.875	09/15/26	1,224,938
1,500,000		United Rentals North America, Inc	5.500	05/15/27	1,515,000

190

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$16,000,000	g	XPO Logistics, Inc	6.500%	06/15/22	$16,800,000
3,325,000	g	XPO Logistics, Inc	6.125	09/01/23	3,458,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			131,987,927

CONSUMER DURABLES & APPAREL - 1.6%
2,125,000	g	Hanesbrands, Inc	4.625	05/15/24	2,095,781
7,000,000		KB Home	4.750	05/15/19	7,192,500
5,575,000		KB Home	7.000	12/15/21	6,158,647
1,900,000		KB Home	7.625	05/15/23	2,056,750
14,500,000		Lennar Corp	4.750	04/01/21	15,116,250
5,600,000		Lennar Corp	4.125	01/15/22	5,648,944
1,500,000		PulteGroup, Inc	4.250	03/01/21	1,541,250
3,000,000		PulteGroup, Inc	5.500	03/01/26	3,105,000
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,088,000
13,150,000		Standard Pacific Corp	5.875	11/15/24	13,807,500
		TOTAL CONSUMER DURABLES & APPAREL			58,810,622

CONSUMER SERVICES - 7.8%
6,351,000		ADT Corp	6.250	10/15/21	6,902,902
7,575,000		ADT Corp	3.500	07/15/22	7,253,062
8,350,000	g	Aramark Services, Inc	5.000	04/01/25	8,600,500
4,000,000		Boyd Gaming Corp	6.375	04/01/26	4,280,000
6,000,000	g	Cott Holdings, Inc	5.500	04/01/25	6,106,800
1,750,000		GLP Capital LP	4.375	04/15/21	1,798,125
1,000,000		GLP Capital LP	5.375	04/15/26	1,032,500
3,000,000	g	Hilton Domestic Operating Co, Inc	4.250	09/01/24	2,962,500
13,500,000	g	Hilton Worldwide Finance LLC	4.625	04/01/25	13,635,000
5,000,000		International Game Technology	7.500	06/15/19	5,425,000
9,210,000	g	International Game Technology	5.625	02/15/20	9,624,450
8,035,000	g	International Game Technology	6.250	02/15/22	8,577,362
14,785,000	g	International Game Technology	6.500	02/15/25	15,746,025
2,500,000	g	Live Nation Entertainment, Inc	4.875	11/01/24	2,500,000
2,000,000		MGM Resorts International	5.250	03/31/20	2,105,000
4,250,000		MGM Resorts International	6.750	10/01/20	4,675,000
11,250,000		MGM Resorts International	6.000	03/15/23	12,107,813
9,500,000	g	Penn National Gaming, Inc	5.625	01/15/27	9,428,750
13,700,000	g	Pinnacle Entertainment, Inc	5.625	05/01/24	13,888,375
52,225,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	57,251,656
4,000,000		Scientific Games International, Inc	6.250	09/01/20	3,790,000
14,500,000	g	Scientific Games International, Inc	7.000	01/01/22	15,496,875
16,000,000		Scientific Games International, Inc	10.000	12/01/22	17,060,000
8,750,000	g	ServiceMaster Co LLC	5.125	11/15/24	8,968,750
22,500,000	g,h	Six Flags Entertainment Corp	4.875	07/31/24	22,204,688
4,665,000		Speedway Motorsports, Inc	5.125	02/01/23	4,711,650
13,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	13,211,250
		TOTAL CONSUMER SERVICES			279,344,033

DIVERSIFIED FINANCIALS - 5.1%
4,750,000		Aircastle Ltd	5.000	04/01/23	4,999,375
6,200,000		Aircastle Ltd	4.125	05/01/24	6,207,750
5,000,000		Ally Financial, Inc	3.250	02/13/18	5,032,750
6,000,000		Ally Financial, Inc	4.750	09/10/18	6,165,000
5,000,000		Ally Financial, Inc	4.125	02/13/22	5,009,350

191

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000	g	CIT Group, Inc	5.500%	02/15/19	$3,153,750
5,000,000		CIT Group, Inc	3.875	02/19/19	5,128,000
4,750,000		CIT Group, Inc	5.000	08/01/23	4,951,875
5,600,000	g,i	Credit Suisse Group AG.	6.250	12/30/49	5,690,664
831,000		General Motors Acceptance Corp LLC	8.000	11/01/31	986,812
10,000,000		GMAC, Inc	8.000	11/01/31	11,950,000
6,750,000		Icahn Enterprises LP	6.000	08/01/20	6,952,500
11,425,000		Icahn Enterprises LP	5.875	02/01/22	11,596,375
5,200,000	g	Icahn Enterprises LP	6.250	02/01/22	5,278,000
6,500,000	g	Icahn Enterprises LP	6.750	02/01/24	6,703,125
3,000,000		International Lease Finance Corp	6.250	05/15/19	3,232,206
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,248,389
2,000,000		International Lease Finance Corp	4.625	04/15/21	2,108,734
3,550,000	g	Lincoln Finance Ltd	7.375	04/15/21	3,763,000
11,325,000		Navient Corp	5.500	01/15/19	11,732,700
13,100,000		Navient Corp	4.875	06/17/19	13,411,125
8,330,000		Navient Corp	6.625	07/26/21	8,621,550
9,500,000		Navient Corp	7.250	09/25/23	9,547,500
8,000,000		Navient Corp	6.125	03/25/24	7,620,000
11,200,000		NewStar Financial, Inc	7.250	05/01/20	11,396,000
10,775,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	11,206,000
3,975,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	4,134,000
		TOTAL DIVERSIFIED FINANCIALS			180,826,530

ENERGY - 14.7%
5,925,000		AmeriGas Partners LP	5.625	05/20/24	5,954,625
14,500,000		AmeriGas Partners LP	5.500	05/20/25	14,391,250
6,375,000		AmeriGas Partners LP	5.875	08/20/26	6,343,125
9,500,000		AmeriGas Partners LP	5.750	05/20/27	9,378,875
2,000,000		Ashland, Inc	6.875	05/15/43	2,140,000
2,183,000		California Resources Corp	5.500	09/15/21	1,615,420
5,180,000	g	California Resources Corp	8.000	12/15/22	4,221,700
4,151,000		California Resources Corp	6.000	11/15/24	2,905,700
8,565,000		Calumet Specialty Products Partners LP	6.500	04/15/21	7,248,131
4,585,000		Calumet Specialty Products Partners LP	7.625	01/15/22	3,862,862
8,600,000		Calumet Specialty Products Partners LP	7.750	04/15/23	7,224,000
1,400,000	g	Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	1,541,750
12,185,000	g	Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	12,702,862
10,878,000		Cloud Peak Energy Resources LLC	12.000	11/01/21	11,721,045
2,450,000		Concho Resources, Inc	5.500	04/01/23	2,528,155
3,000,000		Concho Resources, Inc	4.375	01/15/25	3,018,750
6,500,000		Continental Resources, Inc	5.000	09/15/22	6,565,000
4,945,000		Crestwood Midstream Partners LP	6.250	04/01/23	5,130,437
11,050,000	g	Crestwood Midstream Partners LP	5.750	04/01/25	11,284,812
1,800,000	g	Denbury Resources, Inc	9.000	05/15/21	1,899,000
1,900,000		Denbury Resources, Inc	6.375	08/15/21	1,558,000
4,750,000		Denbury Resources, Inc	5.500	05/01/22	3,705,000
19,485,000		Dynegy, Inc	6.750	11/01/19	20,020,837
5,000,000		Dynegy, Inc	7.375	11/01/22	4,962,500
5,000,000		Dynegy, Inc	7.625	11/01/24	4,768,750
6,925,000	g	Dynegy, Inc	8.000	01/15/25	6,630,687
2,100,000		EP Energy LLC	9.375	05/01/20	1,979,250
6,030,000		EP Energy LLC	7.750	09/01/22	5,050,125

192

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,400,000		EP Energy LLC	6.375%	06/15/23	$5,679,500
14,900,000		Exterran Partners LP	6.000	04/01/21	14,788,250
9,250,000		Exterran Partners LP	6.000	10/01/22	9,111,250
3,358,000		Ferrellgas Partners LP	8.625	06/15/20	3,215,285
5,480,000		Ferrellgas Partners LP	6.500	05/01/21	5,206,000
4,550,000		Ferrellgas Partners LP	6.750	01/15/22	4,299,750
7,500,000		Ferrellgas Partners LP	6.750	06/15/23	7,050,000
4,375,000		Murphy Oil Corp	6.875	08/15/24	4,637,500
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,618,750
3,000,000		Newfield Exploration Co	5.750	01/30/22	3,183,750
3,600,000		Newfield Exploration Co	5.375	01/01/26	3,759,840
7,000,000		NRG Energy, Inc	6.250	05/01/24	6,978,125
11,900,000		Oasis Petroleum, Inc	6.875	03/15/22	12,167,750
1,845,000		Oasis Petroleum, Inc	6.875	01/15/23	1,877,288
4,800,000	q	Peabody Energy Corp	6.000	11/15/18	1,200,000
5,500,000	q	Peabody Energy Corp	6.500	09/15/20	1,375,000
9,500,000	q	Peabody Energy Corp	6.250	11/15/21	2,375,000
4,750,000	g,q	Peabody Energy Corp	10.000	03/15/22	2,992,500
3,000,000	q	Peabody Energy Corp	4.750	12/15/41	120,000
2,562,000		Precision Drilling Corp	5.250	11/15/24	2,421,090
5,300,470		Precision Drilling Trust	6.625	11/15/20	5,326,973
5,000,000		QEP Resources, Inc	5.375	10/01/22	4,925,000
9,335,000		Questar Market Resources, Inc	6.875	03/01/21	9,918,438
22,825,000	g	Range Resources Corp	5.750	06/01/21	23,395,625
4,000,000		Regency Energy Partners LP	5.750	09/01/20	4,320,184
3,923,000		Regency Energy Partners LP	5.875	03/01/22	4,313,299
10,835,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	11,673,326
7,500,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	8,135,753
1,000,000		Sabine Pass Liquefaction LLC	5.750	05/15/24	1,089,982
8,100,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	8,780,829
9,000,000		SM Energy Co	6.500	11/15/21	9,225,000
5,850,000		SM Energy Co	6.125	11/15/22	5,893,875
5,795,000		SM Energy Co	6.500	01/01/23	5,881,925
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	10,047,000
8,175,000		Suburban Propane Partners LP	5.875	03/01/27	8,052,375
10,000,000		Sunoco LP	5.500	08/01/20	10,100,000
4,000,000		Sunoco LP	6.250	04/15/21	4,090,000
6,800,000		Sunoco LP	6.375	04/01/23	6,902,000
9,825,000	g	Targa Resources Partners LP	5.125	02/01/25	10,119,750
4,350,000		Tesoro Corp	5.375	10/01/22	4,502,250
14,500,000	g	Tesoro Corp	4.750	12/15/23	14,965,305
5,000,000	g	Tesoro Corp	5.125	12/15/26	5,245,000
4,800,000		Tesoro Logistics LP	5.500	10/15/19	5,064,000
2,000,000		Tesoro Logistics LP	5.875	10/01/20	2,055,000
2,450,000		Tesoro Logistics LP	6.125	10/15/21	2,563,313
2,000,000		Tesoro Logistics LP	6.250	10/15/22	2,112,500
2,450,000		Tesoro Logistics LP	6.375	05/01/24	2,652,125
5,600,000		Tesoro Logistics LP	5.250	01/15/25	5,845,000
6,300,000		Transocean, Inc	6.000	03/15/18	6,422,094
15,650,000		Transocean, Inc	8.125	12/15/21	16,354,250
1,900,000		Transocean, Inc	5.550	10/15/22	1,787,188
6,220,000		Transocean, Inc	6.800	03/15/38	5,115,950
5,650,000		Whiting Petroleum Corp	5.000	03/15/19	5,635,875

193

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$8,000,000		WPX Energy, Inc	7.500%	08/01/20	$8,480,000
6,750,000		WPX Energy, Inc	6.000	01/15/22	6,885,000
5,950,000		WPX Energy, Inc	8.250	08/01/23	6,619,375
		TOTAL ENERGY			519,904,835

FOOD & STAPLES RETAILING - 1.7%
8,500,000	g	Albertsons Cos LLC	6.625	06/15/24	8,691,250
14,250,000	g	Albertsons Cos LLC	5.750	03/15/25	13,822,500
30,685,000	g	Fresh Market, Inc	9.750	05/01/23	24,778,137
12,960,000		Ingles Markets, Inc	5.750	06/15/23	13,057,200
		TOTAL FOOD & STAPLES RETAILING			60,349,087

FOOD, BEVERAGE & TOBACCO - 0.4%
2,120,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	2,162,400
2,130,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	2,172,600
4,750,000	g	Post Holdings, Inc	5.500	03/01/25	4,738,125
3,150,000	g	Post Holdings, Inc	5.750	03/01/27	3,142,125
1,400,000	g	TreeHouse Foods, Inc	6.000	02/15/24	1,466,500
		TOTAL FOOD, BEVERAGE & TOBACCO			13,681,750

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
16,000,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	16,400,000
14,500,000		CHS/Community Health Systems	5.125	08/01/21	14,336,875
11,875,000		CHS/Community Health Systems	6.250	03/31/23	12,112,500
575,000		HCA Holdings, Inc	6.250	02/15/21	620,641
10,000,000		HCA, Inc	6.500	02/15/20	10,943,800
13,600,000		HCA, Inc	7.500	02/15/22	15,555,000
1,800,000		HCA, Inc	5.875	03/15/22	1,980,000
13,350,000		HCA, Inc	5.375	02/01/25	13,884,000
9,650,000		HCA, Inc	5.875	02/15/26	10,189,338
5,500,000		HCA, Inc	4.500	02/15/27	5,500,000
900,000		HCA, Inc	7.500	11/06/33	984,375
7,125,000		HealthSouth Corp	5.125	03/15/23	7,125,000
4,625,000		HealthSouth Corp	5.750	11/01/24	4,659,687
6,425,000		LifePoint Health, Inc	5.875	12/01/23	6,617,750
4,425,000	g	LifePoint Health, Inc	5.375	05/01/24	4,500,225
8,075,000		LifePoint Hospitals, Inc	5.500	12/01/21	8,377,813
11,425,000	g	New Amethyst Corp	6.250	12/01/24	11,996,250
7,500,000		Tenet Healthcare Corp	6.750	02/01/20	7,612,500
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,705,875
6,000,000		Tenet Healthcare Corp	8.125	04/01/22	6,255,000
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,496,250
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			165,852,879

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,704,000
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			4,704,000

INSURANCE - 0.3%
8,750,000	g	Onex USI Acquisition Corp	7.750	01/15/21	8,903,125
		TOTAL INSURANCE			8,903,125

194

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MATERIALS - 7.9%
$1,600,000	g	Alcoa Nederland Holding BV	6.750%	09/30/24	$1,716,000
1,600,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	1,740,000
1,900,000		Alcoa, Inc	6.150	08/15/20	2,054,375
6,550,000		Alcoa, Inc	5.400	04/15/21	6,964,615
4,750,000		Alcoa, Inc	5.125	10/01/24	4,906,750
4,750,000		ArcelorMittal	6.250	03/01/21	5,130,000
2,750,000		ArcelorMittal	7.000	02/25/22	3,127,795
3,700,000		ArcelorMittal	7.750	10/15/39	4,199,500
5,700,000		ArcelorMittal	7.500	03/01/41	6,369,750
6,685,000	g	Belden, Inc	5.500	09/01/22	6,818,700
2,000,000	g	Belden, Inc	5.250	07/15/24	1,995,000
4,750,000		Berry Plastics Corp	5.500	05/15/22	4,934,062
17,025,000		Berry Plastics Corp	6.000	10/15/22	18,003,938
1,900,000		Berry Plastics Corp	5.125	07/15/23	1,947,500
20,000,000		Blue Cube Spinco, Inc	9.750	10/15/23	23,950,000
11,400,000		Blue Cube Spinco, Inc	10.000	10/15/25	13,765,500
10,425,000	g	Cemex SAB de C.V.	7.750	04/16/26	11,730,314
2,000,000		Crown Americas LLC	4.500	01/15/23	2,045,000
4,500,000	g	CVR Partners LP	9.250	06/15/23	4,618,125
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	14,760,000
7,050,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	7,261,500
900,000	g	FMG Resources August 2006 Pty Ltd	9.750	03/01/22	1,031,625
7,350,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	8,342,250
2,500,000		Graphic Packaging International, Inc	4.125	08/15/24	2,478,125
15,460,000		Hexion US Finance Corp	6.625	04/15/20	14,184,550
13,200,000		Hexion US Finance Corp	9.000	11/15/20	9,966,000
1,250,000		Kaiser Aluminum Corp	5.875	05/15/24	1,302,737
6,450,000		Olin Corp	5.125	09/15/27	6,559,005
11,250,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	11,903,906
1,650,000		PolyOne Corp	5.250	03/15/23	1,662,375
5,000,000	g	Standard Industries, Inc	5.125	02/15/21	5,200,000
9,500,000	g	Standard Industries, Inc	5.500	02/15/23	9,713,750
3,350,000	g	Standard Industries, Inc	5.000	02/15/27	3,283,000
1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,727,344
650,000		Steel Dynamics, Inc	6.375	08/15/22	676,812
3,000,000	g	Steel Dynamics, Inc	5.000	12/15/26	3,037,500
6,650,000		Teck Resources Ltd	6.125	10/01/35	6,866,125
9,500,000		Teck Resources Ltd	6.250	07/15/41	9,881,900
6,440,000		Tronox Finance LLC	6.375	08/15/20	6,464,150
13,370,000	g	Univar, Inc	6.750	07/15/23	13,871,375
1,000,000	g	Valvoline, Inc	5.500	07/15/24	1,050,000
4,749,000	g	Versum Materials, Inc	5.500	09/30/24	4,909,279
3,641,000	g	Westlake Chemical Corp	4.625	02/15/21	3,781,077
3,500,000	g	Westlake Chemical Corp	4.875	05/15/23	3,643,399
1,540,000	g	WR Grace & Co-Conn	5.625	10/01/24	1,622,775
		TOTAL MATERIALS			281,197,483

MEDIA - 10.1%
9,500,000	g	Altice Financing S.A.	6.500	01/15/22	9,955,905
3,550,000	g	Altice Financing S.A.	6.625	02/15/23	3,692,000
1,600,000	g	AMC Entertainment Holdings, Inc	5.875	11/15/26	1,618,000
7,475,000	g	AMC Entertainment Holdings, Inc	6.125	05/15/27	7,540,406

195

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,500,000		AMC Entertainment, Inc	5.875%	02/15/22	$7,828,125
5,000,000		AMC Entertainment, Inc	5.750	06/15/25	5,125,000
6,965,000	g	CBS Radio, Inc	7.250	11/01/24	7,313,250
20,900,000		CCO Holdings LLC	5.750	01/15/24	21,736,000
20,000,000	g	CCO Holdings LLC	5.875	04/01/24	21,100,000
4,750,000	g	CCO Holdings LLC	5.375	05/01/25	4,874,687
16,150,000	g	CCO Holdings LLC	5.125	05/01/27	16,261,031
4,075,000		Cinemark USA, Inc	4.875	06/01/23	4,117,787
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	932,950
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	13,224,713
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,040,150
10,850,000	g	CSC Holdings LLC	5.500	04/15/27	11,026,312
15,000,000		DISH DBS Corp	6.750	06/01/21	16,190,625
6,550,000		DISH DBS Corp	5.875	07/15/22	6,881,561
4,030,000		DISH DBS Corp	5.000	03/15/23	4,048,135
13,860,000	g	DISH Network Corp	3.375	08/15/26	16,744,613
12,275,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	13,379,750
1,400,000	g	Gannett Co, Inc	4.875	09/15/21	1,421,000
3,375,000	g	Gannett Co, Inc	5.500	09/15/24	3,455,156
11,600,000	g	Gray Television, Inc	5.875	07/15/26	11,803,000
7,325,000	g	LG FinanceCo Corp	5.875	11/01/24	7,599,688
1,900,000	g	Lynx II Corp	6.375	04/15/23	1,980,750
825,000		Match Group, Inc	6.375	06/01/24	892,543
14,250,000	g	Neptune Finco Corp	10.125	01/15/23	16,530,000
16,150,000	g	Neptune Finco Corp	10.875	10/15/25	19,420,375
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	12,142,188
17,000,000	g	Numericable Group S.A.	6.000	05/15/22	17,616,250
9,650,000	g	Numericable-SFR S.A.	7.375	05/01/26	9,939,500
850,000		Outfront Media Capital LLC	5.250	02/15/22	879,750
1,350,000		Outfront Media Capital LLC	5.625	02/15/24	1,410,750
5,650,000		Regal Entertainment Group	5.750	06/15/23	5,861,875
750,000		Regal Entertainment Group	5.750	02/01/25	774,375
8,100,000	g	Sirius XM Radio, Inc	5.375	07/15/26	8,282,250
18,000,000	g	Time, Inc	5.750	04/15/22	18,720,000
4,146,000	g	Univision Communications, Inc	6.750	09/15/22	4,349,113
2,425,000	g	Univision Communications, Inc	5.125	05/15/23	2,415,906
4,300,000	g	Univision Communications, Inc	5.125	02/15/25	4,230,125
3,425,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	3,493,500
6,000,000	g	Virgin Media Secured Finance plc	5.250	01/15/26	6,037,500
		TOTAL MEDIA			354,886,594

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
2,577,000	g	Endo Finance LLC	7.250	01/15/22	2,435,265
2,375,000	g	Endo Finance LLC	5.375	01/15/23	2,049,910
6,700,000	g	Endo Finance LLC	6.000	02/01/25	5,711,750
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	6,775,313
7,342,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	6,222,345
4,750,000	g	Mallinckrodt International Finance S.A.	5.625	10/15/23	4,512,500
1,900,000	g	Mallinckrodt International Finance S.A.	5.500	04/15/25	1,748,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			29,455,083

196

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
REAL ESTATE - 1.0%
$6,300,000	g	Communications Sales & Leasing, Inc	6.000%	04/15/23	$6,536,250
3,800,000		Communications Sales & Leasing, Inc	8.250	10/15/23	4,009,000
14,250,000	g	Communications Sales & Leasing, Inc	7.125	12/15/24	14,463,750
2,975,000		Equinix, Inc	4.875	04/01/20	3,049,375
2,375,000		Equinix, Inc	5.375	01/01/22	2,499,687
3,975,000		Equinix, Inc	5.875	01/15/26	4,228,406
		TOTAL REAL ESTATE			34,786,468

RETAILING - 2.8%
24,800,000	g	Argos Merger Sub, Inc	7.125	03/15/23	23,560,000
9,475,000		Asbury Automotive Group, Inc	6.000	12/15/24	9,782,937
1,675,000		CDW LLC	5.000	09/01/25	1,702,219
3,440,000		Dollar Tree, Inc	5.750	03/01/23	3,663,600
6,025,000		JC Penney Corp, Inc	5.650	06/01/20	5,964,750
5,800,000	g	JC Penney Corp, Inc	5.875	07/01/23	5,800,000
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,287,500
6,650,000		L Brands, Inc	6.875	11/01/35	6,417,250
9,550,000		L Brands, Inc	6.750	07/01/36	9,099,240
19,570,000		Men’s Wearhouse, Inc	7.000	07/01/22	17,368,375
5,670,000		Penske Automotive Group, Inc	5.375	12/01/24	5,684,175
7,145,000		Penske Automotive Group, Inc	5.500	05/15/26	7,002,100
2,650,000	g	Sonic Automotive, Inc	6.125	03/15/27	2,653,313
		TOTAL RETAILING			100,985,459

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
5,000,000		Micron Technology, Inc	5.500	02/01/25	5,187,500
4,500,000	g	Micron Technology, Inc	5.625	01/15/26	4,736,250
8,000,000	g	NXP BV	4.625	06/15/22	8,460,000
4,850,000	g	NXP BV	4.625	06/01/23	5,134,938
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			23,518,688

SOFTWARE & SERVICES - 2.9%
9,500,000	g	First Data Corp	7.000	12/01/23	10,188,750
4,500,000	g	First Data Corp	5.000	01/15/24	4,578,750
6,750,000	g	First Data Corp	5.750	01/15/24	6,962,625
1,175,000	g	Gartner, Inc	5.125	04/01/25	1,197,031
4,000,000	g	IMS Health, Inc	5.000	10/15/26	4,015,000
6,350,000		NCR Corp	5.875	12/15/21	6,619,875
4,750,000		NCR Corp	6.375	12/15/23	4,999,375
10,000,000	g	Nielsen Co Luxembourg SARL	5.000	02/01/25	9,962,500
5,000,000	g	Open Text Corp	5.625	01/15/23	5,200,000
16,400,000	g	Open Text Corp	5.875	06/01/26	17,179,000
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	3,987,750
2,000,000	g	Sabre GLBL, Inc	5.250	11/15/23	2,045,000
14,000,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	13,825,000
8,400,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	8,883,000
4,275,000	g	Symantec Corp	5.000	04/15/25	4,374,727
		TOTAL SOFTWARE & SERVICES			104,018,383

TECHNOLOGY HARDWARE & EQUIPMENT - 1.9%
3,500,000	g	CommScope, Inc	5.000	06/15/21	3,596,250
23,700,000	g	CommScope, Inc	6.000	06/15/25	24,825,750
6,650,000	g	Diamond Finance Corp	5.875	06/15/21	6,991,152
4,750,000	g	Diamond Finance Corp	5.450	06/15/23	5,124,338

197

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,575,000	g	Diamond Finance Corp	7.125%	06/15/24	$7,268,321
4,750,000	g	Diamond Finance Corp	8.350	07/15/46	6,162,963
9,500,000	g	Western Digital Corp	7.375	04/01/23	10,414,375
3,575,000		Zebra Technologies Corp	7.250	10/15/22	3,865,469
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			68,248,618

TELECOMMUNICATION SERVICES - 7.5%
18,900,000	g	Altice Luxembourg S.A.	7.750	05/15/22	20,057,625
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,374,340
7,300,000		CenturyLink, Inc	5.800	03/15/22	7,523,161
2,750,000		Citizens Communications Co	9.000	08/15/31	2,358,125
9,400,000		Frontier Communications Corp	8.500	04/15/20	9,917,000
14,095,000		Frontier Communications Corp	8.875	09/15/20	14,870,225
4,750,000		Frontier Communications Corp	10.500	09/15/22	4,809,375
3,225,000		Frontier Communications Corp	7.125	01/15/23	2,828,938
5,225,000		Frontier Communications Corp	11.000	09/15/25	5,064,984
9,600,000		Level 3 Financing, Inc	5.250	03/15/26	9,660,000
8,257,000		Sprint Capital Corp	6.875	11/15/28	8,721,456
8,525,000		Sprint Capital Corp	8.750	03/15/32	10,251,313
23,725,000		Sprint Corp	7.250	09/15/21	25,615,645
6,900,000		Sprint Corp	7.875	09/15/23	7,641,750
19,950,000		Sprint Corp	7.625	02/15/25	21,795,375
11,400,000	g	Sprint Nextel Corp	7.000	03/01/20	12,426,000
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,404,625
4,750,000		T-Mobile USA, Inc	6.125	01/15/22	5,017,188
15,600,000		T-Mobile USA, Inc	6.731	04/28/22	16,166,280
525,000		T-Mobile USA, Inc	6.836	04/28/23	561,750
8,100,000		T-Mobile USA, Inc	6.500	01/15/24	8,748,000
8,865,000		T-Mobile USA, Inc	6.000	04/15/24	9,452,306
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	7,488,625
22,000,000		T-Mobile USA, Inc	5.125	04/15/25	22,770,000
14,250,000		Windstream Corp	7.750	10/01/21	14,036,250
2,000,000		Windstream Corp	7.500	04/01/23	1,880,000
		TOTAL TELECOMMUNICATION SERVICES			265,440,336

TRANSPORTATION - 3.1%
12,050,000	g	American Airlines Group, Inc	4.625	03/01/20	12,200,625
5,700,000	g	Bombardier, Inc	7.750	03/15/20	6,084,750
4,500,000	g	Bombardier, Inc	6.000	10/15/22	4,435,875
7,825,000	g	Bombardier, Inc	6.125	01/15/23	7,668,500
14,800,000	g	Bombardier, Inc	7.500	03/15/25	15,207,000
2,525,000		Bristow Group, Inc	6.250	10/15/22	2,032,625
17,920,000		Gulfmark Offshore, Inc	6.375	03/15/22	8,780,800
6,175,000		Hertz Corp	6.250	10/15/22	5,866,250
3,325,000	g	Hertz Corp	5.500	10/15/24	2,888,594
16,250,000	g	KLX, Inc	5.875	12/01/22	16,757,812
3,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	4,040,625
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	2,043,000
7,600,000	g	NCL Corp Ltd	4.750	12/15/21	7,714,000
15,000,000	g	Virgin Australia Holdings Ltd	7.875	10/15/21	15,562,500
		TOTAL TRANSPORTATION			111,282,956

198

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
UTILITIES - 1.5%
$11,145,000		AES Corp	7.375%	07/01/21	$12,593,850
2,000,000		AES Corp	5.500	04/15/25	2,025,000
11,400,000	g	Calpine Corp	5.250	06/01/26	11,571,000
14,250,000		NGL Energy Partners LP	5.125	07/15/19	14,285,625
899,000		NRG Energy, Inc	7.875	05/15/21	923,722
5,000,000		NRG Energy, Inc	6.250	07/15/22	5,112,500
6,750,000		NRG Energy, Inc	6.625	03/15/23	6,906,094
		TOTAL UTILITIES			53,417,791

		TOTAL CORPORATE BONDS			3,021,185,361
		(Cost $2,974,492,832)

		TOTAL BONDS			3,021,185,361
		(Cost $2,974,492,832)

SHARES		COMPANY
COMMON STOCKS - 0.4%

ENERGY - 0.4%
155,206	*	Arch Coal, Inc			10,699,901
288,666	*,m	Peabody Energy Corp			3,969,158
		TOTAL ENERGY			14,669,059
		TOTAL COMMON STOCKS			14,669,059
		(Cost $14,833,577)

PREFERRED STOCKS - 0.0%

ENERGY - 0.0%
35,595	*,m	Peabody Energy Corp			889,875
		TOTAL ENERGY			889,875
		TOTAL PREFERRED STOCKS			889,875
		(Cost $889,875)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 7.2%
GOVERNMENT AGENCY DEBT - 1.7%
$38,850,000		Federal Home Loan Bank (FHLB)	0.450-0.500	04/03/17	38,850,000
23,025,000		FHLB	0.611	05/04/17	23,010,517
		TOTAL GOVERNMENT AGENCY DEBT			61,860,517

TREASURY DEBT - 5.5%
27,830,000		United States Treasury Bill	0.495	04/06/17	27,828,776
21,800,000		United States Treasury Bill	0.498	04/13/17	21,795,640
35,410,000		United States Treasury Bill	0.480-0.556	04/20/17	35,397,819
36,850,000		United States Treasury Bill	0.492	04/27/17	36,832,312
19,920,000		United States Treasury Bill	0.707	05/25/17	19,899,642
22,000,000		United States Treasury Bill	0.512	06/22/17	21,963,524
30,470,000		United States Treasury Bill	0.846	08/24/17	30,372,252
		TOTAL TREASURY DEBT			194,089,965

		TOTAL SHORT-TERM INVESTMENTS			255,950,482
		(Cost $255,962,790)

199

TIAA-CREF FUNDS - High-Yield Fund

VALUE
TOTAL INVESTMENTS - 99.2%	$3,520,194,407
(Cost $3,474,712,420)
OTHER ASSETS & LIABILITIES, NET - 0.8%	28,713,515
NET ASSETS - 100.0%	$3,548,907,922

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2017, the aggregate value of these securities was $1,402,834,824 or 39.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default
200

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 99.5%

GOVERNMENT BONDS - 99.5%

AGENCY SECURITIES - 1.8%
$3,500,000		Private Export Funding Corp (PEFCO)	2.300%	09/15/20	$3,542,546
3,000,000		PEFCO	3.250	06/15/25	3,088,791
2,715,659		HNA 2015 LLC	2.369	09/18/27	2,688,122
9,845,000		Montefiore Medical Center	2.895	04/20/32	9,532,736
5,921,053		Reliance Industries Ltd	2.444	01/15/26	5,914,226
4,375,000		Tunisia Government AID Bonds	1.416	08/05/21	4,247,583
3,000,000		Ukraine Government AID Bonds	1.847	05/29/20	3,005,022
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,650,440
		TOTAL AGENCY SECURITIES			46,669,466

MORTGAGE BACKED - 0.3%
6,591,889		Government National Mortgage Association (GNMA)	3.700	10/15/33	6,931,474
		TOTAL MORTGAGE BACKED			6,931,474

U.S. TREASURY SECURITIES - 97.4%
137,488,197	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	138,652,722
44,277,930	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	45,796,574
43,421,247	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	45,676,156
179,255,680	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	181,883,568
53,342,967	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	56,663,354
59,786,380	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	62,972,635
158,627,340	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	160,997,233
88,610,887	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	93,760,331
88,881,902	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	93,577,977
167,488,786	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	169,209,398
109,806,247	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	113,881,267
119,084,793	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	119,966,258
116,136,900	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	117,019,540
73,630,200	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	73,586,169
107,459,900	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	109,170,447
94,430,820	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	96,665,903
81,801,600	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	81,041,663
62,529,880	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	62,004,316
79,027,020	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	91,149,765
92,144,700	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	92,389,805
54,666,835	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	55,673,743
81,416,624	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	92,389,875
67,864,300	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	66,225,717
68,850,035	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	68,567,612
39,739,982	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	46,981,719
50,444,022	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	57,057,083
201

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$27,116,593	k	United States Treasury Inflation Indexed Bonds	3.625%	04/15/28	$36,051,727
8,130,812	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	9,943,056
19,182,107	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	26,535,261
		TOTAL U.S. TREASURY SECURITIES			2,465,490,874

		TOTAL GOVERNMENT BONDS			2,519,091,814
		(Cost $2,471,745,775)

		TOTAL BONDS			2,519,091,814
		(Cost $2,471,745,775)

SHORT-TERM INVESTMENTS - 0.0%
GOVERNMENT AGENCY DEBT - 0.0%
700,000		Federal Home Loan Bank (FHLB)	0.500	04/03/17	700,000
		TOTAL GOVERNMENT AGENCY DEBT			700,000

		TOTAL SHORT-TERM INVESTMENTS			700,000
		(Cost $699,981)

		TOTAL INVESTMENTS - 99.5%			2,519,791,814
		(Cost $2,472,445,756)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			12,349,506
		NET ASSETS - 100.0%			$2,532,141,320

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

202

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 2.8%

CAPITAL GOODS - 0.2%
$750,000	i	Avolon TLB Borrower US LLC	3.228%	09/16/20	$756,563
2,119,688	i	Leidos Holdings, Inc	3.250	08/16/23	2,137,175
		TOTAL CAPITAL GOODS			2,893,738

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
494,906	i	Trans Union LLC	3.482	04/09/23	497,692
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			497,692

CONSUMER DURABLES & APPAREL - 0.0%
448,331	i	Hanesbrands, Inc	3.482	04/29/22	451,245
174,125	i	Tumi Holdings, Inc	3.232	08/01/23	175,323
		TOTAL CONSUMER DURABLES & APPAREL			626,568

CONSUMER SERVICES - 0.4%
2,467,110	i	Hilton Worldwide Finance LLC	2.982	10/25/23	2,484,207
3,126,415	i	KFC Holding Co	2.976	06/16/23	3,140,109
1,134,857	i	La Quinta Intermediate Holdings LLC	3.772	04/14/21	1,140,769
316,333	i	Pinnacle Entertainment, Inc	3.990	04/28/23	319,696
423,120	i	Prime Security Services Borrower LLC	4.250	05/02/22	427,173
		TOTAL CONSUMER SERVICES			7,511,954

DIVERSIFIED FINANCIALS - 0.1%
2,000,000	i	Delos Finance Sarl	3.397	10/06/23	2,020,500
		TOTAL DIVERSIFIED FINANCIALS			2,020,500

ENERGY - 0.0%
994,987	i	NRG Energy, Inc	3.500	06/30/23	998,490
		TOTAL ENERGY			998,490

FOOD & STAPLES RETAILING - 0.1%
1,375,000	i	Aramark Services, Inc	2.983	03/31/24	1,381,875
		TOTAL FOOD & STAPLES RETAILING			1,381,875

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
869,722	i	Capsugel Holdings US, Inc	4.000	07/31/21	869,904
121,856	i	CHS/Community Health Systems	4.048	01/27/21	120,120
301,536	i	DaVita HealthCare Partners, Inc	3.732	06/24/21	304,742
753,797	i	HCA, Inc	2.982	03/17/23	757,046
1,021,685	i	HCA, Inc	3.232	02/10/24	1,029,899
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,081,711
203

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MATERIALS - 0.1%
$800,000	i	American Builders & Contractors Supply Co, Inc	3.732%	10/31/23	$801,376
867,495	i	WR Grace & Co-Conn	3.035	02/03/21	868,215
		TOTAL MATERIALS			1,669,591

MEDIA - 0.8%
2,939,885	i	AMC Entertainment, Inc	3.662	12/15/22	2,963,169
1,980,000	i	Charter Communications Operating LLC	2.990	01/14/22	1,983,841
2,979,844	i	CSC Holdings LLC	3.943	10/11/24	2,971,471
1,982,600	i	MTL Publishing LLC	3.580	08/19/22	1,988,647
1,361,786	i	Nielsen Finance LLC	3.354	10/04/23	1,368,105
2,475,000	i	Outfront Media Capital LLC	3.178	03/18/24	2,487,994
287,724	i	Univision Communications, Inc	3.750	03/15/24	285,804
		TOTAL MEDIA			14,049,031

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
2,124,959	i	Quintiles IMS, Inc	3.051	03/03/24	2,141,428
824	i	Valeant Pharmaceuticals International, Inc	5.740	04/01/22	826
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,142,254

RETAILING - 0.3%
3,954,034	i	Avis Budget Car Rental LLC	3.150	03/15/22	3,958,977
989,924	i	PetSmart, Inc	4.020	03/11/22	944,140
		TOTAL RETAILING			4,903,117

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,492,500	i	Versum Materials, Inc	3.647	09/29/23	1,506,962
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,506,962

SOFTWARE & SERVICES - 0.1%
1,954,546	i	GXS Group, Inc	2.982	01/16/21	1,964,729
		TOTAL SOFTWARE & SERVICES			1,964,729

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,600,525	i	CommScope, Inc	3.482	12/29/22	1,611,024
934,564	i	Sensata Technologies BV	3.131	10/14/21	939,573
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,550,597

TRANSPORTATION - 0.1%
1,979,798	i	American Airlines, Inc	3.381	10/10/21	1,980,293
		TOTAL TRANSPORTATION			1,980,293

UTILITIES - 0.1%
985,000	i	Calpine Corp	3.900	01/15/24	988,694
992,500	i	Calpine Corp	3.900	05/31/23	996,381
		TOTAL UTILITIES			1,985,075

		TOTAL BANK LOAN OBLIGATIONS			51,764,177
		(Cost $51,588,087)

BONDS - 91.7%

CORPORATE BONDS - 32.3%

AUTOMOBILES & COMPONENTS - 0.3%
1,125,000	g	Hyundai Capital America	2.400	10/30/18	1,129,778
204

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,175,000	g	Hyundai Capital America	2.000%	07/01/19	$1,164,196
1,000,000	g	Hyundai Capital America	1.750	09/27/19	982,701
1,950,000	g	Hyundai Capital America	2.550	04/03/20	1,949,803
		TOTAL AUTOMOBILES & COMPONENTS			5,226,478

BANKS - 10.6%
5,000,000	g	ABN AMRO Bank NV	2.100	01/18/19	5,001,605
825,000	g	ANZ New Zealand Int’l Ltd	2.125	07/28/21	802,661
3,000,000	g	Bank Nederlandse Gemeenten NV	1.250	10/29/18	2,987,130
9,350,000		Bank of America Corp	2.000	01/11/18	9,373,964
1,925,000		Bank of America Corp	2.151	11/09/20	1,907,363
10,000,000		Bank of America NA	1.650	03/26/18	10,005,610
5,000,000		Bank of America NA	1.750	06/05/18	5,012,515
5,125,000		Bank of Montreal	1.500	07/18/19	5,071,362
19,000,000	g	Bank of Montreal	2.500	01/11/22	19,041,116
13,000,000		Bank of Nova Scotia	1.875	04/26/21	12,744,550
5,000,000	g	Bank of Nova Scotia	1.875	09/20/21	4,902,130
5,000,000		BB&T Corp	1.350	10/01/17	5,000,165
2,000,000	g	Caixa Economica Federal	2.375	11/06/17	2,000,240
3,000,000	g	Caixa Economica Federal	3.500	11/07/22	2,859,000
1,500,000		Capital One Bank USA NA	1.650	02/05/18	1,499,760
7,000,000		Citigroup, Inc	1.800	02/05/18	7,003,654
2,000,000		Citigroup, Inc	1.700	04/27/18	2,000,760
5,000,000		Citigroup, Inc	2.450	01/10/20	5,021,960
3,000,000		Citizens Bank NA	2.250	03/02/20	2,995,668
300,000		Citizens Financial Group, Inc	2.375	07/28/21	295,797
5,000,000	g	Dexia Credit Local S.A.	1.875	03/28/19	4,974,915
5,000,000	g	DNB Boligkreditt AS.	2.000	05/28/20	4,976,445
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,500,365
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,697,706
1,500,000		Huntington National Bank	2.375	03/10/20	1,505,097
6,500,000		JPMorgan Chase & Co	1.700	03/01/18	6,501,508
3,500,000		KeyBank NA	2.350	03/08/19	3,527,205
5,000,000		PNC Bank NA	1.500	02/23/18	4,997,655
3,800,000		PNC Bank NA	1.850	07/20/18	3,808,151
5,000,000		Royal Bank of Canada	2.000	12/10/18	5,018,150
3,000,000		Royal Bank of Canada	1.875	02/05/20	2,984,928
5,000,000		Royal Bank of Canada	2.125	03/02/20	5,001,610
8,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	7,969,936
4,000,000		Sumitomo Mitsui Banking Corp	1.950	07/23/18	4,007,176
2,000,000		SunTrust Banks, Inc	2.500	05/01/19	2,020,626
10,000,000		Toronto-Dominion Bank	1.450	09/06/18	9,977,090
3,000,000	g	Toronto-Dominion Bank	2.500	01/18/22	3,004,926
1,500,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,522,615
1,500,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	1,437,015
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	502,402
1,000,000	g	Turkiye Is Bankasi	5.375	10/06/21	987,500
500,000		Union Bank NA	2.125	06/16/17	501,070
500,000		US Bancorp	1.650	05/15/17	500,044
5,000,000		Wells Fargo Bank NA	1.650	01/22/18	4,997,245
5,000,000		Westpac Banking Corp	1.600	08/19/19	4,946,150
		TOTAL BANKS			197,394,540
205

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CAPITAL GOODS - 1.4%
$2,000,000	g	Alpek S.A. de C.V.	4.500%	11/20/22	$2,032,500
3,000,000		Caterpillar Financial Services Corp	1.250	08/18/17	3,000,735
475,000		Caterpillar, Inc	1.500	06/26/17	475,110
2,000,000		Eaton Corp	1.500	11/02/17	1,999,748
800,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	805,282
1,225,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	1,216,908
2,000,000		Pentair Finance S.A.	2.900	09/15/18	2,020,090
1,125,000	h	Rockwell Collins, Inc	1.950	07/15/19	1,125,732
5,000,000		Roper Industries, Inc	2.050	10/01/18	5,015,485
5,000,000	g	Siemens Financieringsmaatschappij NV	1.300	09/13/19	4,916,525
2,000,000	g	TSMC Global Ltd	1.625	04/03/18	1,994,839
500,000		United Technologies Corp	1.800	06/01/17	500,489
		TOTAL CAPITAL GOODS			25,103,443

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
4,400,000		Air Lease Corp	2.125	01/15/18	4,408,281
3,000,000	g	Daimler Finance North America LLC	2.000	08/03/18	3,006,924
10,000,000	g	Daimler Finance North America LLC	1.500	07/05/19	9,857,850
3,000,000		Republic Services, Inc	5.500	09/15/19	3,245,532
5,000,000		Visa, Inc	1.200	12/14/17	4,995,380
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			25,513,967

CONSUMER DURABLES & APPAREL - 0.1%
2,025,000		Newell Rubbermaid, Inc	2.150	10/15/18	2,033,420
362,000		Newell Rubbermaid, Inc	2.600	03/29/19	366,447
		TOTAL CONSUMER DURABLES & APPAREL			2,399,867

CONSUMER SERVICES - 0.4%
2,500,000		Walt Disney Co	0.875	05/30/17	2,499,363
5,000,000		Walt Disney Co	1.950	03/04/20	5,010,615
		TOTAL CONSUMER SERVICES			7,509,978

DIVERSIFIED FINANCIALS - 4.0%
500,000		American Express Centurion Bank	6.000	09/13/17	509,934
3,000,000		American Express Credit Corp	1.550	09/22/17	3,002,466
3,400,000		American Express Credit Corp	1.875	11/05/18	3,405,124
1,000,000	g	Bayer US Finance LLC	1.500	10/06/17	999,175
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,259,197
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	839,833
2,000,000		Ford Motor Credit Co LLC	1.684	09/08/17	1,999,512
2,000,000		Ford Motor Credit Co LLC	2.240	06/15/18	2,006,732
4,750,000		Ford Motor Credit Co LLC	2.551	10/05/18	4,787,421
2,750,000		General Motors Financial Co, Inc	2.625	07/10/17	2,757,766
1,000,000		General Motors Financial Co, Inc	2.400	04/10/18	1,005,068
10,000,000		General Motors Financial Co, Inc	2.400	05/09/19	10,020,660
2,000,000		Goldman Sachs Group, Inc	2.000	04/25/19	1,996,140
4,000,000		Goldman Sachs Group, Inc	2.550	10/23/19	4,036,072
5,000,000		Goldman Sachs Group, Inc	2.300	12/13/19	5,002,525
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,525,331
206

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		ICICI Bank Ltd	3.125%	08/12/20	$2,019,008
300,000		International Lease Finance Corp	3.875	04/15/18	305,861
3,300,000		Morgan Stanley	1.875	01/05/18	3,305,122
8,000,000		Morgan Stanley	2.450	02/01/19	8,073,560
7,000,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	7,028,903
1,000,000		Synchrony Financial	1.875	08/15/17	1,000,377
410,000		Toyota Motor Credit Corp	1.250	10/05/17	409,854
2,000,000		UBS AG.	1.375	08/14/17	2,000,558
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,502,534
		TOTAL DIVERSIFIED FINANCIALS			74,798,733

ENERGY - 2.5%
1,600,000		BP Capital Markets plc	1.375	05/10/18	1,595,632
2,025,000		BP Capital Markets plc	1.676	05/03/19	2,014,847
1,284,000		Canadian Natural Resources Ltd	1.750	01/15/18	1,283,741
2,000,000		Chevron Corp	1.104	12/05/17	1,996,694
5,000,000		Chevron Corp	1.365	03/02/18	4,997,155
3,300,000		Ecopetrol S.A.	4.250	09/18/18	3,395,700
3,000,000		Enterprise Products Operating LLC	1.650	05/07/18	2,996,658
2,000,000	i	Enterprise Products Operating LLC	7.034	01/15/68	2,071,800
5,000,000		Exxon Mobil Corp	1.439	03/01/18	5,004,640
2,000,000		Husky Energy, Inc	7.250	12/15/19	2,250,098
2,200,000	g	Pertamina Persero PT	4.875	05/03/22	2,332,662
3,775,000		Petrobras Global Finance BV	8.375	05/23/21	4,270,469
1,320,000		Petrobras Global Finance BV	6.125	01/17/22	1,384,020
2,000,000		Petroleos Mexicanos	3.500	07/18/18	2,030,200
3,000,000		Petroleos Mexicanos	5.500	02/04/19	3,150,000
1,181,500		Petroleos Mexicanos	2.378	04/15/25	1,179,360
750,000		Statoil ASA	1.200	01/17/18	748,187
1,000,000		Tesoro Corp	4.250	10/01/17	1,006,250
1,500,000		Vale Overseas Ltd	5.875	06/10/21	1,607,430
1,400,000	g	YPF S.A.	8.500	03/23/21	1,534,414
		TOTAL ENERGY			46,849,957

FOOD & STAPLES RETAILING - 0.4%
2,875,000		SYSCO Corp	1.900	04/01/19	2,877,242
2,450,000		Walgreens Boots Alliance, Inc	1.750	11/17/17	2,452,225
2,925,000		Walgreens Boots Alliance, Inc	1.750	05/30/18	2,928,422
		TOTAL FOOD & STAPLES RETAILING			8,257,889

FOOD, BEVERAGE & TOBACCO - 0.7%
5,000,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	5,006,880
2,000,000		Diageo Capital plc	1.125	04/29/18	1,993,060
1,650,000		JM Smucker Co	1.750	03/15/18	1,651,750
675,000		Kraft Heinz Foods Co	2.000	07/02/18	676,606
2,050,000		PepsiCo, Inc	1.000	10/13/17	2,047,126
1,350,000		PepsiCo, Inc	1.350	10/04/19	1,339,705
		TOTAL FOOD, BEVERAGE & TOBACCO			12,715,127

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
3,000,000		Express Scripts Holding Co	2.250	06/15/19	3,003,594
3,175,000		Medtronic, Inc	1.500	03/15/18	3,175,660
5,000,000		Zimmer Holdings, Inc	2.000	04/01/18	5,008,200
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			11,187,454
207

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
$375,000		Ecolab, Inc	1.450%	12/08/17	$374,588
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			374,588

INSURANCE - 0.6%
750,000		Aetna, Inc	1.500	11/15/17	749,864
4,025,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	3,986,086
1,500,000		Marsh & McLennan Cos, Inc	2.350	09/10/19	1,510,424
5,000,000		UnitedHealth Group, Inc	1.450	07/17/17	5,003,405
425,000		UnitedHealth Group, Inc	1.400	10/15/17	424,963
		TOTAL INSURANCE			11,674,742

MATERIALS - 0.7%
300,000		Corning, Inc	1.450	11/15/17	299,741
2,375,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	2,482,469
2,000,000		Kimberly-Clark Corp	1.400	02/15/19	1,993,060
5,000,000		Monsanto Co	1.150	06/30/17	4,995,890
1,500,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	1,502,254
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	2,080,000
		TOTAL MATERIALS			13,353,414

MEDIA - 0.2%
2,184,000		Charter Communications Operating LLC	3.579	07/23/20	2,247,605
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	625,734
		TOTAL MEDIA			2,873,339

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
5,000,000		Abbott Laboratories	2.350	11/22/19	5,020,030
4,800,000		AbbVie, Inc	1.800	05/14/18	4,805,184
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,916,852
900,000		Actavis Funding SCS	3.800	03/15/25	906,433
1,000,000		Amgen, Inc	1.250	05/22/17	999,964
1,300,000		Celgene Corp	2.125	08/15/18	1,306,100
1,000,000		Johnson & Johnson	1.125	03/01/19	995,445
2,500,000		Mylan NV	3.000	12/15/18	2,528,842
5,000,000		Novartis Capital Corp	1.800	02/14/20	5,004,325
2,000,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	1,924,224
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			27,407,399

REAL ESTATE - 0.6%
2,162,000		Brandywine Operating Partnership LP	5.700	05/01/17	2,168,499
1,900,000		Brandywine Operating Partnership LP	4.950	04/15/18	1,951,847
110,000		Developers Diversified Realty Corp	4.750	04/15/18	112,489
1,329,000		ERP Operating LP	2.375	07/01/19	1,337,504
555,000		Health Care REIT, Inc	4.700	09/15/17	562,292
1,815,000		Health Care REIT, Inc	4.125	04/01/19	1,874,955
536,000		Highwoods Realty LP	7.500	04/15/18	566,009
1,500,000		ProLogis LP	7.375	10/30/19	1,685,256
1,000,000		Ventas Realty LP	1.250	04/17/17	999,994
		TOTAL REAL ESTATE			11,258,845
208

TIAA-CREF FUNDS - Short-Term Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	$1,000,000	g	Semiconductor Manufacturing International Corp	4.125%	10/07/19	$1,027,239
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,027,239

SOFTWARE & SERVICES - 0.5%
	5,000,000		Fidelity National Information Services, Inc	2.850	10/15/18	5,068,720
	5,000,000		Microsoft Corp	1.100	08/08/19	4,944,925
			TOTAL SOFTWARE & SERVICES			10,013,645

TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
	5,000,000		Amphenol Corp	1.550	09/15/17	5,000,180
	3,000,000		Apple, Inc	1.000	05/03/18	2,990,793
	2,225,000		Apple, Inc	1.700	02/22/19	2,233,640
	2,000,000		Apple, Inc	1.900	02/07/20	2,005,274
	5,000,000	g	Broadcom Corp	2.375	01/15/20	4,998,850
	3,000,000		Cisco Systems, Inc	1.400	09/20/19	2,975,469
	4,000,000	g	Diamond Finance Corp	3.480	06/01/19	4,100,648
	5,000,000		Hewlett Packard Enterprise Co	2.450	10/05/17	5,014,640
	475,000		Tyco Electronics Group S.A.	2.375	12/17/18	479,196
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			29,798,690

TELECOMMUNICATION SERVICES - 0.7%
	1,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	1,005,555
MXN	56,730,000		America Movil SAB de C.V.	6.450	12/05/22	2,824,039
	$1,330,000		AT&T, Inc	1.400	12/01/17	1,328,935
	5,000,000		AT&T, Inc	2.300	03/11/19	5,023,910
	3,050,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	3,085,902
	750,000	g,q	Telemar Norte Leste S.A.	5.500	10/23/20	227,812
			TOTAL TELECOMMUNICATION SERVICES			13,496,153

TRANSPORTATION - 0.4%
	2,245,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	2,259,671
	2,250,000		Delta Air Lines, Inc	2.875	03/13/20	2,268,357
	2,200,000	g	Transnet SOC Ltd	4.000	07/26/22	2,106,568
			TOTAL TRANSPORTATION			6,634,596

UTILITIES - 3.0%
	2,000,000		AerCap Ireland Capital Ltd	2.750	05/15/17	2,002,620
	2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,149,376
	5,000,000		Berkshire Hathaway Energy Co	1.100	05/15/17	4,999,890
	5,000,000		Consolidated Edison, Inc	2.000	03/15/20	4,993,705
	2,000,000		Dominion Resources, Inc	1.400	09/15/17	1,998,052
	3,700,000		Dominion Resources, Inc	1.600	08/15/19	3,653,347
	1,000,000		Duke Energy Corp	2.100	06/15/18	1,003,838
	2,000,000	g	Equate Petrochemical BV	3.000	03/03/22	1,954,000
	1,325,000		Exelon Corp	1.550	06/09/17	1,325,040
	1,350,000		Great Plains Energy, Inc	2.500	03/09/20	1,357,536
	2,600,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,700,100
	600,000		Kinder Morgan, Inc	2.000	12/01/17	600,445
	1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,518,084
	1,700,000		NextEra Energy Capital Holdings, Inc	1.649	09/01/18	1,694,854
209

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,225,000		Northeast Utilities	1.600%	01/15/18	$4,222,212
1,500,000		Northeast Utilities	1.450	05/01/18	1,494,415
2,000,000		Sempra Energy	2.300	04/01/17	2,000,000
2,200,000		Sempra Energy	1.625	10/07/19	2,177,848
3,000,000		Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	2,976,075
2,000,000		Southern Co	1.850	07/01/19	1,988,944
2,825,000		Southern Power Co	1.850	12/01/17	2,827,819
5,000,000		Southern Power Co	1.950	12/15/19	4,962,670
1,625,000		WEC Energy Group, Inc	1.650	06/15/18	1,624,204
		TOTAL UTILITIES			56,225,074

		TOTAL CORPORATE BONDS			601,095,157
		(Cost $600,790,254)

GOVERNMENT BONDS - 38.1%

AGENCY SECURITIES - 7.6%
22,500,000		Federal Home Loan Bank (FHLB)	1.000	09/26/19	22,252,163
40,000,000		Federal National Mortgage Association (FNMA)	1.500	02/28/20	39,931,920
6,385,000	g	Hospital for Special Surgery	3.500	01/01/23	6,545,838
2,000,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	2,028,624
3,000,000		PEFCO	2.300	09/15/20	3,036,468
24,000,000		Iraq Government AID Bond	2.149	01/18/22	23,907,336
11,485,000		Montefiore Medical Center	2.152	10/20/26	11,027,334
11,842,105		Reliance Industries Ltd	2.444	01/15/26	11,828,451
6,000,000		Ukraine Government AID Bonds	1.847	05/29/20	6,010,044
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,650,440
		TOTAL AGENCY SECURITIES			141,218,618

FOREIGN GOVERNMENT BONDS - 5.5%
2,725,000	g	Argentine Republic Government International Bond	6.875	04/22/21	2,922,562
7,000,000	g	Bermuda Government International Bond	4.138	01/03/23	7,168,770
1,250,000		Brazilian Government International Bond	4.875	01/22/21	1,315,625
3,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	01/13/20	2,995,533
1,500,000		Colombia Government International Bond	4.375	07/12/21	1,590,000
5,800,000	g	CPPIB Capital, Inc	2.250	01/25/22	5,786,718
2,000,000	g	Croatia Government International Bond	6.750	11/05/19	2,177,484
500,000	g	Dominican Republic International Bond	7.500	05/06/21	552,500
5,000,000		Export Development Canada	1.375	10/21/21	4,842,820
2,125,000		Export-Import Bank of Korea	1.750	02/27/18	2,124,518
5,000,000		Export-Import Bank of Korea	1.500	10/21/19	4,933,655
500,000		Hungary Government International Bond	4.125	02/19/18	510,004
11,400,000	g	Instituto de Credito Oficial	1.625	09/14/18	11,336,764
1,500,000		Japan Bank for International Cooperation	1.875	04/20/21	1,468,197
3,200,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	3,146,694
1,700,000	g	Kommunalbanken AS.	1.625	01/15/20	1,690,946
1,150,000	g	Kommunalbanken AS.	1.375	10/26/20	1,126,561
3,750,000	g	Kommunalbanken AS.	1.625	02/10/21	3,687,446
2,500,000	g	Kommuninvest I Sverige AB	1.000	01/29/18	2,493,625
2,000,000		Korea Development Bank	1.500	01/22/18	1,995,532
410,000	g	Korea Housing Finance Corp	1.625	09/15/18	407,561
6,700,000	g	Korea Housing Finance Corp	2.000	10/11/21	6,471,463
5,000,000		Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	4,977,570
210

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,025,000	g	Morocco Government International Bond	4.250%	12/11/22	$2,095,956
1,400,000	g	Municipality Finance plc	1.125	09/16/19	1,378,791
1,450,000	g	Nacional Financiera SNC	3.375	11/05/20	1,471,025
2,000,000	g	Qatar Government International Bond	2.375	06/02/21	1,978,826
500,000		Republic of Hungary	6.250	01/29/20	547,800
350,000	g	Republic of Serbia	4.875	02/25/20	362,778
5,625,000	g	Saudi Government International Bond	2.375	10/26/21	5,529,645
625,000	g	Slovenia Government International Bond	4.125	02/18/19	647,661
2,500,000	g	Spain Government International Bond	4.000	03/06/18	2,544,953
3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,516,540
6,500,000		Svensk Exportkredit AB	1.750	03/10/21	6,403,819
		TOTAL FOREIGN GOVERNMENT BONDS			102,200,342

MORTGAGE BACKED - 0.2%
2,081		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	2,100
1,134,689		Federal National Mortgage Association (FNMA)	1.510	06/01/17	1,134,068
1,611,970		FNMA	3.000	11/01/24	1,659,893
515,194		Government National Mortgage Association (GNMA)	2.176	05/16/39	516,312
340,845		GNMA	2.120	05/16/40	341,325
		TOTAL MORTGAGE BACKED			3,653,698

MUNICIPAL BONDS - 0.3%
5,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	5,039,600
		TOTAL MUNICIPAL BONDS			5,039,600

U.S. TREASURY SECURITIES - 24.5%
10,361,600	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	10,513,501
35,768,910	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	36,303,297
19,976,190	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	20,181,405
2,900,000		United States Treasury Note	0.625	06/30/17	2,898,640
7,000,000		United States Treasury Note	0.625	08/31/17	6,992,888
1,140,000		United States Treasury Note	0.875	11/30/17	1,139,199
7,550,000		United States Treasury Note	1.000	12/15/17	7,549,706
4,070,000		United States Treasury Note	0.750	01/31/18	4,060,142
3,200,000		United States Treasury Note	0.875	03/31/18	3,193,501
5,000,000		United States Treasury Note	1.375	09/30/18	5,014,260
1,100,000		United States Treasury Note	1.250	12/31/18	1,100,430
60,755,000		United States Treasury Note	1.125	01/31/19	60,629,237
81,090,000		United States Treasury Note	1.125	02/28/19	80,899,925
50,000,000		United States Treasury Note	1.250	03/31/19	49,984,400
108,718,000		United States Treasury Note	0.875	09/15/19	107,375,985
1,750,000		United States Treasury Note	1.000	10/15/19	1,732,364
51,130,000		United States Treasury Note	1.625	03/15/20	51,307,779
5,935,000		United States Treasury Note	1.875	02/28/22	5,921,551
		TOTAL U.S. TREASURY SECURITIES			456,798,210

		TOTAL GOVERNMENT BONDS			708,910,468
		(Cost $711,103,322)

STRUCTURED ASSETS - 21.3%

ASSET BACKED - 3.0%
192,874	i	Aames Mortgage Trust (Step Bond)	5.606	06/25/32	182,793
		Series - 2002 1 (Class A3)
211

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,321,916	i	ACE Securities Corp Home Equity Loan Trust	1.272%	08/25/35	$3,289,491
		Series - 2005 AG1 (Class A1B2)
151,389	i	ACE Securities Corp Home Equity Loan Trust	1.717	08/25/35	150,221
		Series - 2005 HE5 (Class M2)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	1,000,731
		Series - 2012 5 (Class A)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
2,205,897	i	Asset Backed Securities Corp Home Equity Loan Trust	1.183	03/25/35	2,166,576
		Series - 2005 HE1 (Class M1)
1,044,167	g	Capital Automotive REIT	5.610	11/15/39	1,044,736
		Series - 2011 1A (Class A)
2,000,000	g,h,m	Capital Automotive REIT	3.870	04/15/47	1,999,420
		Series - 2017 1A (Class A1)
1,155,344	i,m	CCR, Inc	1.303	07/10/17	1,153,272
		Series - 2010 CX (Class C)
8,496		Centex Home Equity	5.540	01/25/32	8,483
		Series - 2002 A (Class AF6)
108,112	i	Centex Home Equity	1.627	03/25/34	101,671
		Series - 2004 B (Class M1)
202,872	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	181,499
		Series - 2004 2 (Class 1M2)
2,374,863	i	Countrywide Asset-Backed Certificates	1.007	06/25/35	2,372,870
		Series - 2004 14 (Class M2)
2,744,000	g	DB Master Finance LLC	3.262	02/20/45	2,758,412
		Series - 2015 1A (Class A2I)
1,733,813	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	1,756,409
		Series - 2012 1A (Class A2)
3,087,803		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	3,088,450
		Series - 2011 A (Class A1)
3,000,000		Ford Credit Auto Owner Trust	1.540	03/15/19	3,001,308
		Series - 2013 D (Class B)
7,250,000	g	Ford Credit Auto Owner Trust	2.510	04/15/26	7,275,006
		Series - 2014 2 (Class B)
1,000,000		Ford Credit Floorplan Master Owner Trust	2.140	09/15/19	1,002,727
		Series - 2012 5 (Class C)
2,000,000		Hyundai Auto Receivables Trust	2.010	06/15/21	2,002,500
		Series - 2015 B (Class B)
441,974	i	Lehman XS Trust	1.232	02/25/36	434,299
		Series - 2006 1 (Class 1A1)
464,196	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.762	01/25/36	463,136
		Series - 2005 WCH1 (Class M2)
1,258,307	i	People’s Choice Home Loan Securities Trust	1.097	10/25/34	1,254,308
		Series - 2004 2 (Class M1)
3,955,743	i	RAMP	1.747	06/25/35	3,905,601
		Series - 2005 RS6 (Class M2)
614,629	i	RAMP	1.382	11/25/35	613,769
		Series - 2005 RZ4 (Class A3)
430,026	i	Residential Funding Mortgage Securities II, Inc (Step Bond)	6.060	02/25/36	449,509
		Series - 2006 HI1 (Class M2)
212

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$231,397	i	Saxon Asset Securities Trust (Step Bond)	6.120%	11/25/30	$240,875
		Series - 2002 2 (Class AF6)
390,093	g	Sierra Timeshare Receivables Funding LLC	2.660	08/20/29	390,693
		Series - 2012 3A (Class B)
2,634,978	g	Sierra Timeshare Receivables Funding LLC	2.420	03/20/30	2,633,675
		Series - 2014 1A (Class B)
871,759	g	SLM Student Loan Trust	3.480	10/15/30	880,676
		Series - 2012 B (Class A2)
1,303,738	g	SpringCastle America Funding LLC	3.050	04/25/29	1,311,734
		Series - 2016 AA (Class A)
46,372	i	Structured Asset Investment Loan Trust	2.042	11/25/34	46,305
		Series - 2004 10 (Class A9)
4,975,000	g	Taco Bell Funding LLC	3.832	05/25/46	5,043,232
		Series - 2016 1A (Class A2I)
2,955,000	g	Wendys Funding LLC	3.371	06/15/45	2,968,723
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			55,173,111

OTHER MORTGAGE BACKED - 18.3%
1,296,711	i	American Home Mortgage Investment Trust	1.582	02/25/45	1,285,970
		Series - 2004 4 (Class 3A)
3,321,484	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	3,303,064
		Series - 2007 1 (Class AM)
1,897,991	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	1,895,363
		Series - 2007 1 (Class AMFX)
860,653	i	Banc of America Funding	1.778	02/20/35	823,592
		Series - 2005 A (Class 5A3)
5,328,807	i	Bear Stearns ALT-A Trust	1.582	06/25/34	5,243,468
		Series - 2004 4 (Class A1)
13,335,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.300	05/11/39	13,786,088
		Series - 2003 PWR2 (Class H)
5,000,000	i	CD Mortgage Trust	6.122	11/15/44	5,069,334
		Series - 2007 CD5 (Class B)
3,950,000	i	CD Mortgage Trust	6.124	11/15/44	4,008,281
		Series - 2007 CD5 (Class AJ)
10,538,673	g,i	Chase Mortgage Trust	3.750	12/25/45	10,526,275
		Series - 2016 2 (Class M2)
10,000,000	g,i	Citigroup Commercial Mortgage Trust	5.779	12/10/49	10,051,785
		Series - 2007 C6 (Class AMFX)
4,908,798	g,i	Citigroup Mortgage Loan Trust	0.958	05/25/37	4,748,850
		Series - 2015 8 (Class 1A1)
1,321,512	i	COBALT CMBS Commercial Mortgage Trust	5.761	05/15/46	1,326,703
		Series - 2007 C3 (Class A1A)
8,670,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	8,804,609
		Series - 2007 C3 (Class AM)
6,840,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	6,874,884
		Series - 2007 C2 (Class AMFX)
4,000,000	i	COMM Mortgage Trust	5.796	12/10/49	4,013,572
		Series - 2007 C9 (Class B)
3,685,897	i	Connecticut Avenue Securities	1.932	05/25/24	3,700,181
		Series - 2014 C02 (Class 1M1)
2,490,222	i	Connecticut Avenue Securities	2.582	04/25/28	2,496,306
		Series - 2015 C04 (Class 1M1)
213

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$7,599,052	i	Connecticut Avenue Securities	2.932%	08/25/28	$7,690,140
		Series - 2016 C01 (Class 1M1)
5,353,419	i	Connecticut Avenue Securities	3.132	09/25/28	5,426,360
		Series - 2016 C02 (Class 1M1)
3,362,782	i	Connecticut Avenue Securities	2.982	10/25/28	3,417,281
		Series - 2016 C03 (Class 1M1)
7,638,080	i	Connecticut Avenue Securities	2.332	01/25/29	7,680,841
		Series - 2016 C05 (Class 2M1)
12,499,602	i	Connecticut Avenue Securities	2.432	01/25/29	12,636,218
		Series - 2016 C04 (Class 1M1)
12,865,150	i	Connecticut Avenue Securities	2.165	07/25/29	12,927,268
		Series - 2017 C01 (Class 1M1)
5,000,000	i	Connecticut Avenue Securities	2.127	09/25/29	5,008,828
		Series - 2017 C02 (Class 2M1)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	10,053,360
		Series - 2007 C4 (Class A1AJ)
2,017,993	i	Credit Suisse Commercial Mortgage Trust	1.173	01/15/49	2,017,170
		Series - 2007 C2 (Class AMFL)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	10,205,257
		Series - 2007 C2 (Class AJ)
1,985,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.736	05/15/36	2,024,911
		Series - 2004 C2 (Class E)
1,083,848	g	Credit Suisse First Boston Mortgage Securities Corp	6.000	05/17/40	1,104,582
		Series - 1998 C1 (Class F)
1,321,959	i	Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond)	5.440	07/25/34	1,348,160
		Series - 2004 5 (Class A5B)
220	i,m	Greenpoint Mortgage Funding Trust	1.082	09/25/46	220
		Series - 2006 AR4 (Class A1A)
2,000,000	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	2,023,673
		Series - 2007 GG11 (Class AM)
271,885	i	GSR Mortgage Loan Trust	1.172	08/25/46	269,766
		Series - 2006 OA1 (Class 2A1)
536,071	i	Homestar Mortgage Acceptance Corp	1.882	10/25/34	534,565
		Series - 2004 5 (Class A1)
229,711	i	Impac CMB Trust	1.642	03/25/35	211,523
		Series - 2004 11 (Class 2A1)
1,372,932	g	Jefferies Resecuritization Trust	5.625	09/01/37	1,389,505
		Series - 2009 R13 (Class 1A1)
1,380,116	i	JP Morgan Alternative Loan Trust	1.622	01/25/36	1,284,457
		Series - 2005 A2 (Class 1A2)
3,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.787	01/12/39	3,106,313
		Series - 2004 CB8 (Class H)
3,160,092	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.520	05/15/45	3,157,426
		Series - 2006 LDP8 (Class B)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.013	02/15/46	2,140,321
		Series - 2011 C3 (Class B)
6,200,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	6,289,594
		Series - 2007 LD12 (Class AM)
282,862	g,i	JP Morgan Mortgage Trust	2.682	06/25/46	281,843
		Series - 2016 2 (Class A1)
255,926	g,i	JP Morgan Mortgage Trust	2.860	06/25/46	255,260
		Series - 2016 2 (Class 2A1)
12,454,812	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	12,678,126
		Series - 2017 1 (Class A3)
214

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,079,257	g,i	LB-UBS Commercial Mortgage Trust	5.151%	10/15/36	$4,095,063
		Series - 2004 C7 (Class K)
4,441,169	g,i	LVII Resecuritization Trust	3.611	07/25/47	4,443,945
		Series - 2015 A (Class A)
3,724,357	i	Morgan Stanley Capital I Trust	5.389	11/12/41	3,719,978
		Series - 2006 HQ10 (Class AJ)
1,212,358	i	Morgan Stanley Capital I Trust	5.834	10/15/42	1,215,099
		Series - 2006 IQ11 (Class AJ)
10,950,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	11,016,691
		Series - 2007 IQ15 (Class AM)
2,400,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,270,388
		Series - 2007 IQ15 (Class AJ)
2,250,000	i	Morgan Stanley Capital I Trust	6.281	12/12/49	2,294,979
		Series - 2007 IQ16 (Class AM)
209,072		Morgan Stanley Capital I Trust	4.770	07/15/56	208,096
		Series - 0 IQ9 (Class AJ)
1,250,000		Morgan Stanley Capital I Trust	5.000	07/15/56	1,256,644
		Series - 2005 IQ9 (Class D)
2,724,525	i	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates	1.432	04/25/35	2,576,503
		Series - 2005 2 (Class M2)
12,965,887	g,i	Sequoia Mortgage Trust	3.000	03/25/47	13,023,002
		Series - 2017 2 (Class A5)
16,500,000	g,i	Sequoia Mortgage Trust	3.500	04/25/47	16,739,762
		Series - 2017 3 (Class A4)
7,750,000	g,i	Shellpoint Co-Originator Trust	3.500	04/25/44	7,855,352
		Series - 2017 1 (Class A4)
3,197,265	i	Structured Adjustable Rate Mortgage Loan Trust	1.352	07/25/34	3,089,048
		Series - 2004 9XS (Class A)
4,415,483	i	Structured Agency Credit Risk Debt Note (STACR)	3.382	01/25/25	4,441,701
		Series - 2015 DN1 (Class M2)
7,126,910	i	Structured Agency Credit Risk Debt Note (STACR)	3.182	03/25/25	7,226,627
		Series - 2015 HQ1 (Class M2)
2,915,683	i	Structured Agency Credit Risk Debt Note (STACR)	2.082	05/25/25	2,922,828
		Series - 2015 HQ2 (Class M1)
5,554,395	i	Structured Agency Credit Risk Debt Note (STACR)	2.432	07/25/28	5,579,697
		Series - 2016 DNA1 (Class M1)
1,562,547	i	Structured Agency Credit Risk Debt Note (STACR)	2.232	10/25/28	1,566,612
		Series - 2016 DNA2 (Class M1)
2,143,224	i	Structured Agency Credit Risk Debt Note (STACR)	2.082	12/25/28	2,151,244
		Series - 2016 DNA3 (Class M1)
3,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.282	03/25/29	3,760,926
		Series - 2016 DNA4 (Class M2)
11,395,326	i	Structured Agency Credit Risk Debt Note (STACR)	2.182	07/25/29	11,438,686
		Series - 2017 DNA1 (Class M1)
3,822,778	g	Tax Ease Funding LLC	3.131	06/15/28	3,825,339
		Series - 2016 1A (Class A)
714,054	i	Wachovia Bank Commercial Mortgage Trust	5.608	05/15/46	719,702
		Series - 2007 C34 (Class A1A)
1,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,143,157
		Series - 2007 C34 (Class AM)
3,091,277	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,107,736
		Series - 2007 C31 (Class AM)
215

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,635,000	g	Wachovia Bank Commercial Mortgage Trust	5.703%	06/15/49	$9,731,623
		Series - 2007 C32 (Class AMFX)
4,020,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	4,051,491
		Series - 2007 C33 (Class AM)
868,899	g	WFRBS Commercial Mortgage Trust	4.394	06/15/44	892,730
		Series - 2011 C4 (Class A3)
		TOTAL OTHER MORTGAGE BACKED			339,485,942

		TOTAL STRUCTURED ASSETS			394,659,053
		(Cost $395,773,141)

		TOTAL BONDS			1,704,664,678
		(Cost $1,707,666,717)

SHORT-TERM INVESTMENTS - 5.0%
TREASURY DEBT - 5.0%
16,650,000		United States Treasury Bill	0.605	04/06/17	16,649,268
12,385,000	d	United States Treasury Bill	0.720	04/13/17	12,382,523
33,200,000	d	United States Treasury Bill	0.556-0.720	04/20/17	33,188,579
18,900,000		United States Treasury Bill	0.680	04/27/17	18,890,928
11,550,000		United States Treasury Bill	0.707	05/25/17	11,538,196
		TOTAL TREASURY DEBT			92,649,494

		TOTAL SHORT-TERM INVESTMENTS			92,649,494
		(Cost $92,647,971)

		TOTAL INVESTMENTS - 99.5%			1,849,078,349
		(Cost $1,851,902,775)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			10,314,608
		NET ASSETS - 100.0%			$1,859,392,957

Abbreviation(s):
MXN	Mexican Peso
REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2017, the aggregate value of these securities was $362,678,403 or 19.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
q	In default
216

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS

SHORT-TERM BOND INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 99.7%

CORPORATE BONDS - 25.4%

AUTOMOBILES & COMPONENTS - 0.1%
$100,000	Honeywell International, Inc	1.400%	10/30/19	$99,231
	TOTAL AUTOMOBILES & COMPONENTS			99,231

BANKS - 7.2%
250,000	Australia & New Zealand Banking Group Ltd	2.050	09/23/19	249,915
483,000	Bank of America Corp	1.950	05/12/18	484,049
400,000	Bank of America Corp	2.650	04/01/19	404,605
250,000	Bank of America NA	2.050	12/07/18	251,371
200,000	Bank of Montreal	1.400	04/10/18	199,641
100,000	Bank of Montreal	1.350	08/28/18	99,528
100,000	Bank of Montreal	1.500	07/18/19	98,953
100,000	Bank of Montreal	2.100	12/12/19	100,445
200,000	Bank of Nova Scotia	1.450	04/25/18	199,670
100,000	Bank of Nova Scotia	1.950	01/15/19	100,329
100,000	Bank of Nova Scotia	1.650	06/14/19	99,357
300,000	Barclays plc	2.750	11/08/19	302,142
250,000	BPCE S.A.	2.500	12/10/18	251,673
250,000	Branch Banking & Trust Co	1.450	05/10/19	247,389
250,000	Branch Banking & Trust Co	2.100	01/15/20	250,293
100,000	Canadian Imperial Bank of Commerce	1.600	09/06/19	99,101
250,000	Capital One NA	2.350	08/17/18	251,561
250,000	CitiBank NA	2.000	03/20/19	250,840
150,000	Citigroup, Inc	1.800	02/05/18	150,078
100,000	Citigroup, Inc	2.050	12/07/18	100,176
100,000	Citigroup, Inc	2.050	06/07/19	99,905
500,000	Citigroup, Inc	2.450	01/10/20	502,196
250,000	Citizens Bank NA	2.250	03/02/20	249,639
250,000	Commonwealth Bank of Australia	2.050	03/15/19	250,793
250,000	Cooperatieve Rabobank UA	1.375	08/09/19	246,527
250,000	Deutsche Bank AG	1.875	02/13/18	249,730
100,000	Deutsche Bank AG	2.850	05/10/19	100,672
100,000	Discover Bank	2.600	11/13/18	100,926
150,000	Fifth Third Bancorp	2.300	03/15/19	151,003
200,000	Fifth Third Bank	1.625	09/27/19	197,534
100,000	HSBC USA, Inc	1.625	01/16/18	99,938
250,000	Huntington National Bank	2.375	03/10/20	250,849
250,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	249,952
100,000	Intesa Sanpaolo S.p.A	3.875	01/16/18	101,350
200,000	JPMorgan Chase & Co	1.850	03/22/19	200,039
250,000	JPMorgan Chase Bank NA	1.450	09/21/18	249,673
250,000	JPMorgan Chase Bank NA	1.650	09/23/19	248,677
175,000	KeyBank NA	2.350	03/08/19	176,360
217

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Lloyds Bank plc	2.700%	08/17/20	$101,101
150,000		Manufacturers & Traders Trust Co	2.300	01/30/19	151,288
100,000		National Australia Bank Ltd	1.375	07/12/19	98,547
250,000		National Australia Bank Ltd	2.250	01/10/20	250,283
250,000		National Bank of Canada	2.100	12/14/18	250,901
250,000		PNC Bank NA	1.950	03/04/19	250,490
250,000		PNC Bank NA	1.450	07/29/19	247,095
100,000		Royal Bank of Canada	1.500	06/07/18	99,907
200,000		Royal Bank of Canada	2.000	12/10/18	200,726
100,000		Royal Bank of Canada	1.625	04/15/19	99,443
100,000		Royal Bank of Canada	1.500	07/29/19	98,966
100,000		Royal Bank of Canada	2.125	03/02/20	100,032
100,000		Santander Holdings USA, Inc	2.700	05/24/19	100,465
100,000		Santander UK plc	2.000	08/24/18	100,204
100,000		Santander UK plc	2.500	03/14/19	100,794
250,000		Skandinaviska Enskilda Banken AB	1.500	09/13/19	246,161
250,000		Sumitomo Mitsui Banking Corp	1.762	10/19/18	249,068
100,000		Sumitomo Mitsui Banking Corp	2.050	01/18/19	99,997
100,000		SunTrust Bank	2.250	01/31/20	100,314
250,000		Svenska Handelsbanken AB	1.500	09/06/19	246,772
100,000		Toronto-Dominion Bank	1.450	09/06/18	99,771
300,000		Toronto-Dominion Bank	1.950	01/22/19	301,341
100,000		Toronto-Dominion Bank	1.450	08/13/19	98,885
250,000		US Bank NA	2.000	01/24/20	250,903
250,000		Wells Fargo Bank NA	1.750	05/24/19	249,234
250,000		Wells Fargo Bank NA	2.150	12/06/19	250,905
100,000		Westpac Banking Corp	1.950	11/23/18	100,172
100,000		Westpac Banking Corp	1.650	05/13/19	99,254
100,000		Westpac Banking Corp	1.600	08/19/19	98,923
200,000		Westpac Banking Corp	2.150	03/06/20	200,004
		TOTAL BANKS			12,858,825

CAPITAL GOODS - 1.0%
200,000		Caterpillar Financial Services Corp	1.500	02/23/18	199,715
100,000		Caterpillar Financial Services Corp	1.900	03/22/19	100,018
100,000		Caterpillar Financial Services Corp	1.350	05/18/19	98,782
100,000		Caterpillar Financial Services Corp	2.100	01/10/20	100,007
200,000		Danaher Corp	1.650	09/15/18	200,045
100,000	g	Fortive Corp	1.800	06/15/19	99,359
100,000		John Deere Capital Corp	1.750	08/10/18	100,261
200,000		John Deere Capital Corp	1.650	10/15/18	200,129
100,000		John Deere Capital Corp	1.950	01/08/19	100,545
100,000		John Deere Capital Corp	2.200	03/13/20	100,275
100,000		Lockheed Martin Corp	1.850	11/23/18	100,265
100,000		Pentair Finance S.A.	2.900	09/15/18	101,004
100,000	h	Rockwell Collins, Inc	1.950	07/15/19	100,065
100,000		Stanley Black & Decker, Inc	1.622	11/17/18	99,606
150,000		United Technologies Corp	1.500	11/01/19	148,948
		TOTAL CAPITAL GOODS			1,849,024

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
100,000		Air Lease Corp	2.625	09/04/18	100,832
100,000		eBay, Inc	2.500	03/09/18	100,761
218

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	Republic Services, Inc	5.000%	03/01/20	$161,991
100,000	S&P Global, Inc	2.500	08/15/18	100,784
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			464,368

CONSUMER DURABLES & APPAREL - 0.1%
100,000	DR Horton, Inc	3.750	03/01/19	102,475
100,000	Newell Rubbermaid, Inc	2.150	10/15/18	100,416
24,000	Newell Rubbermaid, Inc	2.600	03/29/19	24,295
	TOTAL CONSUMER DURABLES & APPAREL			227,186

CONSUMER SERVICES - 0.2%
100,000	McDonald’s Corp	5.350	03/01/18	103,403
100,000	McDonald’s Corp	2.100	12/07/18	100,592
100,000	Walt Disney Co	0.875	07/12/19	98,246
100,000	Walt Disney Co	1.950	03/04/20	100,212
	TOTAL CONSUMER SERVICES			402,453

DIVERSIFIED FINANCIALS - 4.0%
100,000	American Express Co	1.550	05/22/18	99,866
75,000	American Express Credit Corp	1.875	11/05/18	75,113
100,000	American Express Credit Corp	1.700	10/30/19	99,381
100,000	American Express Credit Corp	2.200	03/03/20	100,283
200,000	American Honda Finance Corp	1.550	12/11/17	200,340
100,000	American Honda Finance Corp	1.500	11/19/18	99,695
100,000	American Honda Finance Corp	1.200	07/12/19	98,645
100,000	American Honda Finance Corp	2.000	02/14/20	100,310
100,000	Bank of New York Mellon Corp	1.300	01/25/18	99,902
250,000	Bank of New York Mellon Corp	2.150	02/24/20	250,997
100,000	Berkshire Hathaway, Inc	1.150	08/15/18	99,491
100,000	BlackRock, Inc	5.000	12/10/19	108,255
200,000	BNP Paribas S.A.	2.400	12/12/18	201,154
300,000	Credit Suisse	1.750	01/29/18	300,226
100,000	Credit Suisse	2.300	05/28/19	100,350
200,000	Ford Motor Credit Co LLC	2.943	01/08/19	202,718
200,000	Ford Motor Credit Co LLC	2.262	03/28/19	200,480
200,000	Ford Motor Credit Co LLC	2.021	05/03/19	199,024
100,000	Ford Motor Credit Co LLC	1.897	08/12/19	99,038
200,000	Ford Motor Credit Co LLC	2.681	01/09/20	201,310
200,000	General Electric Capital Corp	2.200	01/09/20	202,138
200,000	General Motors Financial Co, Inc	2.400	04/10/18	201,014
100,000	General Motors Financial Co, Inc	3.100	01/15/19	101,606
100,000	General Motors Financial Co, Inc	2.400	05/09/19	100,207
100,000	General Motors Financial Co, Inc	2.350	10/04/19	100,117
600,000	Goldman Sachs Group, Inc	2.375	01/22/18	603,294
100,000	Goldman Sachs Group, Inc	2.000	04/25/19	99,807
300,000	Goldman Sachs Group, Inc	2.300	12/13/19	300,151
250,000	International Lease Finance Corp	3.875	04/15/18	254,884
100,000	Jefferies Group, Inc	8.500	07/15/19	113,272
500,000	Morgan Stanley	2.125	04/25/18	501,915
100,000	Morgan Stanley	2.450	02/01/19	100,920
500,000	Morgan Stanley	2.650	01/27/20	504,714
100,000	National Rural Utilities Cooperative Finance Corp	1.650	02/08/19	99,945
116,000	Nomura Holdings, Inc	6.700	03/04/20	128,970
219

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$50,000	Oesterreichische Kontrollbank AG.	1.125%	05/29/18	$49,852
100,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	98,928
100,000	PACCAR Financial Corp	1.950	02/27/20	100,123
100,000	Synchrony Financial	2.600	01/15/19	100,774
100,000	Toyota Motor Credit Corp	1.200	04/06/18	99,725
100,000	Toyota Motor Credit Corp	1.700	01/09/19	100,180
100,000	Toyota Motor Credit Corp	1.700	02/19/19	100,177
100,000	Toyota Motor Credit Corp	1.400	05/20/19	99,193
100,000	Toyota Motor Credit Corp	1.550	10/18/19	99,176
	TOTAL DIVERSIFIED FINANCIALS			7,197,660

ENERGY - 1.8%
100,000	Anadarko Petroleum Corp	8.700	03/15/19	112,166
200,000	BP Capital Markets plc	1.375	05/10/18	199,454
100,000	BP Capital Markets plc	1.676	05/03/19	99,499
200,000	BP Capital Markets plc	2.315	02/13/20	201,648
200,000	Chevron Corp	1.718	06/24/18	200,644
100,000	Chevron Corp	1.790	11/16/18	100,282
100,000	Chevron Corp	1.561	05/16/19	99,662
100,000	Chevron Corp	1.991	03/03/20	100,115
100,000	ConocoPhillips Co	5.750	02/01/19	107,027
100,000	Enbridge Energy Partners LP	4.375	10/15/20	105,402
200,000	Enterprise Products Operating LLC	1.650	05/07/18	199,777
100,000	Exxon Mobil Corp	1.439	03/01/18	100,093
100,000	Exxon Mobil Corp	1.708	03/01/19	100,164
100,000	Marathon Petroleum Corp	2.700	12/14/18	100,861
50,000	Nabors Industries, Inc	6.150	02/15/18	51,830
75,000	Petroleos Mexicanos	5.500	02/04/19	78,750
150,000	Plains All American Pipeline LP	2.600	12/15/19	149,896
100,000	Shell International Finance BV	1.625	11/10/18	99,891
100,000	Shell International Finance BV	1.375	05/10/19	99,105
100,000	Shell International Finance BV	1.375	09/12/19	98,795
150,000	Shell International Finance BV	4.375	03/25/20	159,814
300,000	Statoil ASA	1.950	11/08/18	301,143
100,000	Suncor Energy, Inc	6.100	06/01/18	105,256
100,000	TransCanada PipeLines Ltd	3.125	01/15/19	101,954
100,000	Valero Energy Corp	6.125	02/01/20	110,091
	TOTAL ENERGY			3,183,319

FOOD & STAPLES RETAILING - 0.4%
200,000	CVS Health Corp	1.900	07/20/18	200,379
100,000	Kroger Co	2.000	01/15/19	100,183
100,000	Kroger Co	1.500	09/30/19	98,542
150,000	SYSCO Corp	1.900	04/01/19	150,117
100,000	Walgreens Boots Alliance, Inc	1.750	05/30/18	100,117
	TOTAL FOOD & STAPLES RETAILING			649,338

FOOD, BEVERAGE & TOBACCO - 1.2%
100,000	Altria Group, Inc	9.250	08/06/19	116,156
650,000	Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	650,894
50,000	Coca-Cola Co	1.150	04/01/18	49,894
100,000	Coca-Cola Co	1.375	05/30/19	99,545
100,000	Hershey Co	1.600	08/21/18	100,342
220

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Kraft Foods, Inc	5.375%	02/10/20	$108,026
150,000		Kraft Heinz Foods Co	2.000	07/02/18	150,357
100,000		Molson Coors Brewing Co	1.450	07/15/19	98,697
100,000	g	Molson Coors Brewing Co	2.250	03/15/20	100,022
100,000		PepsiCo, Inc	1.500	02/22/19	100,002
100,000		PepsiCo, Inc	1.350	10/04/19	99,237
200,000		Philip Morris International, Inc	5.650	05/16/18	209,015
100,000		Philip Morris International, Inc	1.375	02/25/19	99,344
100,000		Philip Morris International, Inc	2.000	02/21/20	99,760
100,000		Reynolds American, Inc	2.300	06/12/18	100,596
		TOTAL FOOD, BEVERAGE & TOBACCO			2,181,887

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
78,000		Becton Dickinson & Co	1.800	12/15/17	78,059
100,000		Express Scripts Holding Co	2.250	06/15/19	100,120
100,000		McKesson Corp	2.284	03/15/19	100,557
100,000		Medtronic, Inc	1.375	04/01/18	99,831
100,000		Stryker Corp	2.000	03/08/19	100,259
100,000		Thermo Fisher Scientific, Inc	2.150	12/14/18	100,345
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			579,171

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000		Ecolab, Inc	2.000	01/14/19	100,668
100,000		Estee Lauder Cos, Inc	1.800	02/07/20	100,080
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			200,748

INSURANCE - 0.6%
100,000		Aetna, Inc	1.700	06/07/18	99,997
100,000		American International Group, Inc	2.300	07/16/19	100,360
100,000		Berkshire Hathaway Finance Corp	1.700	03/15/19	100,165
100,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	99,033
37,000		ING US, Inc	2.900	02/15/18	37,335
100,000		MetLife, Inc	7.717	02/15/19	110,407
100,000		Prudential Financial, Inc	2.350	08/15/19	100,965
200,000		UnitedHealth Group, Inc	1.400	12/15/17	200,003
100,000		UnitedHealth Group, Inc	1.700	02/15/19	99,999
200,000		WellPoint, Inc	2.250	08/15/19	200,707
		TOTAL INSURANCE			1,148,971

MATERIALS - 0.4%
100,000		Dow Chemical Co	8.550	05/15/19	113,352
100,000		EI du Pont de Nemours & Co	4.625	01/15/20	106,739
100,000		Kimberly-Clark Corp	1.400	02/15/19	99,653
400,000		Lyondell Basell Industries NV	5.000	04/15/19	421,257
		TOTAL MATERIALS			741,001

MEDIA - 0.5%
100,000		Comcast Corp	5.150	03/01/20	108,918
250,000		Time Warner Cable, Inc	6.750	07/01/18	264,345
200,000		Time Warner Cable, Inc	8.250	04/01/19	222,955
150,000		Time Warner, Inc	2.100	06/01/19	150,227
100,000		Viacom, Inc	2.750	12/15/19	100,720
		TOTAL MEDIA			847,165
221

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
$100,000	Abbott Laboratories	2.000%	09/15/18	$100,049
200,000	Abbott Laboratories	2.350	11/22/19	200,801
100,000	AbbVie, Inc	1.800	05/14/18	100,108
100,000	AbbVie, Inc	2.500	05/14/20	100,670
200,000	Actavis Funding SCS	2.350	03/12/18	200,864
200,000	Amgen, Inc	2.200	05/22/19	201,305
100,000	AstraZeneca plc	1.750	11/16/18	100,028
100,000	Bristol-Myers Squibb Co	1.600	02/27/19	99,860
100,000	Celgene Corp	2.250	05/15/19	100,529
100,000	Gilead Sciences, Inc	1.850	09/04/18	100,302
200,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	209,231
100,000	Johnson & Johnson	1.125	03/01/19	99,544
150,000	Merck & Co, Inc	1.300	05/18/18	149,953
100,000	Mylan NV	3.000	12/15/18	101,154
100,000	Mylan NV	2.500	06/07/19	100,448
150,000	Novartis Securities Investment Ltd	5.125	02/10/19	159,359
100,000	Pfizer, Inc	1.200	06/01/18	99,869
50,000	Pfizer, Inc	1.500	06/15/18	50,093
100,000	Pfizer, Inc	1.450	06/03/19	99,511
100,000	Pfizer, Inc	1.700	12/15/19	99,903
100,000	Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	99,222
100,000	Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/19	98,851
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,671,654

REAL ESTATE - 0.1%
100,000	Simon Property Group LP	2.500	09/01/20	100,898
	TOTAL REAL ESTATE			100,898

RETAILING - 0.3%
100,000	Best Buy Co, Inc	5.000	08/01/18	103,894
100,000	Home Depot, Inc	2.000	06/15/19	100,767
100,000	Lowe’s Cos, Inc	1.150	04/15/19	98,829
100,000	Target Corp	2.300	06/26/19	101,266
100,000	Wal-Mart Stores, Inc	1.125	04/11/18	99,821
	TOTAL RETAILING			504,577

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
250,000	Intel Corp	1.350	12/15/17	250,163
	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			250,163

SOFTWARE & SERVICES - 0.9%
100,000	Baidu, Inc	3.000	06/30/20	101,392
100,000	Fidelity National Information Services, Inc	2.850	10/15/18	101,374
300,000	International Business Machines Corp	1.800	05/17/19	301,295
100,000	International Business Machines Corp	1.900	01/27/20	100,350
100,000	Juniper Networks, Inc	3.125	02/26/19	101,871
100,000	Microsoft Corp	1.300	11/03/18	99,971
200,000	Microsoft Corp	1.100	08/08/19	197,797
200,000	Microsoft Corp	1.850	02/06/20	200,422
222

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Oracle Corp	5.750%	04/15/18	$313,174
100,000		Xerox Corp	2.750	03/15/19	100,312
		TOTAL SOFTWARE & SERVICES			1,617,958

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
100,000		Amphenol Corp	2.200	04/01/20	100,020
200,000		Apple, Inc	1.000	05/03/18	199,386
100,000		Apple, Inc	1.550	02/08/19	100,173
200,000		Apple, Inc	1.100	08/02/19	197,605
100,000		Apple, Inc	1.900	02/07/20	100,264
292,000	g	Broadcom Corp	2.375	01/15/20	291,933
200,000		Cisco Systems, Inc	1.650	06/15/18	200,617
100,000		Cisco Systems, Inc	1.600	02/28/19	100,132
100,000		Cisco Systems, Inc	1.400	09/20/19	99,182
100,000		Cisco Systems, Inc	4.450	01/15/20	107,026
100,000	g	Diamond Finance Corp	3.480	06/01/19	102,516
200,000		General Electric Co	5.250	12/06/17	205,066
100,000		QUALCOMM, Inc	2.250	05/20/20	100,219
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,904,139

TELECOMMUNICATION SERVICES - 0.7%
200,000		Alibaba Group Holding Ltd	2.500	11/28/19	201,111
300,000		American Tower Corp	3.400	02/15/19	306,683
300,000		AT&T, Inc	1.400	12/01/17	299,760
100,000		AT&T, Inc	2.300	03/11/19	100,478
100,000		Orange S.A.	1.625	11/03/19	98,577
100,000		Telefonica Emisiones SAU	3.192	04/27/18	101,295
99,000	g	Verizon Communications, Inc	2.946	03/15/22	98,567
100,000		Vodafone Group plc	5.450	06/10/19	107,068
		TOTAL TELECOMMUNICATION SERVICES			1,313,539

TRANSPORTATION - 0.3%
200,000		Boeing Capital Corp	2.900	08/15/18	203,673
100,000		Delta Air Lines, Inc	2.875	03/13/20	100,816
100,000		FedEx Corp	2.300	02/01/20	100,812
200,000		Northrop Grumman Corp	1.750	06/01/18	200,322
100,000		United Parcel Service, Inc	5.125	04/01/19	106,850
		TOTAL TRANSPORTATION			712,473

UTILITIES - 2.2%
100,000		American Electric Power Co, Inc	1.650	12/15/17	99,971
100,000		Consolidated Edison, Inc	2.000	03/15/20	99,874
100,000		Consumers Energy Co	6.125	03/15/19	108,348
100,000		Dominion Resources, Inc	1.875	01/15/19	99,881
100,000	i	Dominion Resources, Inc (Step Bond)	2.962	07/01/19	101,412
75,000		Dominion Resources, Inc	1.600	08/15/19	74,054
100,000		Duke Energy Carolinas LLC	5.100	04/15/18	103,501
200,000		Duke Energy Florida LLC	1.850	01/15/20	199,828
100,000		Edison International	2.125	04/15/20	100,103
100,000		Emera US Finance LP	2.150	06/15/19	99,961
250,000		Energy Transfer Partners LP	2.500	06/15/18	251,221
100,000	g	Everett Spinco, Inc	2.875	03/27/20	100,826
200,000		Exelon Generation Co LLC	2.950	01/15/20	202,727
223

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Georgia Power Co	2.000%	03/30/20	$99,334
100,000	Great Plains Energy, Inc	2.500	03/09/20	100,558
100,000	Hewlett Packard Enterprise Co	2.850	10/05/18	101,186
200,000	Kinder Morgan, Inc	3.050	12/01/19	203,347
200,000	Medtronic Global Holdings S.C.A	1.700	03/28/19	199,902
200,000	MidAmerican Energy Holdings Co	5.750	04/01/18	207,853
100,000	NextEra Energy Capital Holdings, Inc	1.649	09/01/18	99,697
100,000	NextEra Energy Capital Holdings, Inc	2.300	04/01/19	100,601
300,000	ONEOK Partners LP	3.200	09/15/18	304,169
100,000	Public Service Enterprise Group, Inc	1.600	11/15/19	98,928
100,000	Sempra Energy	1.625	10/07/19	98,993
200,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	198,405
100,000	Southern Co	1.850	07/01/19	99,447
100,000	Southern Power Co	1.950	12/15/19	99,253
150,000	Total Capital S.A.	2.125	08/10/18	150,879
50,000	Virginia Electric and Power Co	1.200	01/15/18	49,838
	TOTAL UTILITIES			3,854,097

	TOTAL CORPORATE BONDS			45,559,845
	(Cost $45,576,865)

GOVERNMENT BONDS - 74.3%

AGENCY SECURITIES - 6.8%
750,000	Federal Farm Credit Bank (FFCB)	0.750	04/18/18	746,915
500,000	Federal Home Loan Bank (FHLB)	1.125	04/25/18	499,853
2,500,000	FHLB	0.875	06/29/18	2,490,155
1,500,000	Federal Home Loan Mortgage Corp (FHLMC)	0.875	03/07/18	1,496,678
2,300,000	FHLMC	1.250	08/01/19	2,290,855
1,050,000	Federal National Mortgage Association (FNMA)	0.875	08/02/19	1,036,229
3,500,000	FNMA	1.750	11/26/19	3,522,285
	TOTAL AGENCY SECURITIES			12,082,970

FOREIGN GOVERNMENT BONDS - 7.9%
100,000	African Development Bank	0.750	11/03/17	99,725
100,000	African Development Bank	1.625	10/02/18	100,320
200,000	African Development Bank	1.000	11/02/18	198,565
100,000	Asian Development Bank	0.875	04/26/18	99,628
200,000	Asian Development Bank	0.875	10/05/18	198,522
100,000	Asian Development Bank	1.375	01/15/19	99,917
400,000	Asian Development Bank	1.875	04/12/19	403,042
300,000	Asian Development Bank	1.750	01/10/20	301,266
250,000	Canada Government International Bond	1.125	03/19/18	249,845
100,000	Corp Andina de Fomento	2.000	05/10/19	99,741
300,000	Council Of Europe Development Bank	1.000	02/04/19	297,003
100,000	European Bank for Reconstruction & Development	0.750	09/01/17	99,825
200,000	European Bank for Reconstruction & Development	1.750	11/26/19	200,111
1,350,000	European Investment Bank	1.125	09/15/17	1,349,766
500,000	European Investment Bank	1.000	06/15/18	497,948
600,000	European Investment Bank	1.250	05/15/19	596,002
50,000	Export Development Canada	0.750	12/15/17	49,846
100,000	Export Development Canada	1.000	11/01/18	99,409
100,000	Export Development Canada	1.250	12/10/18	100,239
224

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Export Development Canada	1.250%	02/04/19	$99,675
100,000	Export Development Canada	1.625	01/17/20	99,876
200,000	Export-Import Bank of Korea	1.750	05/26/19	198,831
200,000	FMS Wertmanagement AoeR	1.000	08/16/19	196,812
100,000	FMS Wertmanagement AoeR	1.750	01/24/20	100,013
100,000	Hungary Government International Bond	4.000	03/25/19	103,708
100,000	Inter-American Development Bank	1.125	08/28/18	99,704
100,000	Inter-American Development Bank	1.000	05/13/19	98,994
500,000	Inter-American Development Bank	1.750	10/15/19	500,863
650,000	International Bank for Reconstruction & Development	1.000	11/15/17	649,093
100,000	International Bank for Reconstruction & Development	1.000	10/05/18	99,476
600,000	International Bank for Reconstruction & Development	1.250	07/26/19	595,622
500,000	International Bank for Reconstruction & Development	1.875	10/07/19	502,921
200,000	International Bank for Reconstruction & Development	1.875	04/21/20	200,998
75,000	International Finance Corp	1.250	11/27/18	74,871
500,000	International Finance Corp	1.750	03/30/20	499,801
200,000	Italy Government International Bond	5.375	06/12/17	201,150
400,000	Japan Bank for International Cooperation	2.250	02/24/20	400,522
1,450,000	KFW	0.875	09/05/17	1,448,656
100,000	KFW	0.875	04/19/18	99,605
100,000	KFW	1.500	02/06/19	100,062
1,000,000	KFW	1.000	07/15/19	987,274
350,000	Kreditanstalt fuer Wiederaufbau	1.750	03/31/20	350,277
100,000	Landwirtschaftliche Rentenbank	2.375	09/13/17	100,508
200,000	Province of Alberta Canada	1.900	12/06/19	200,125
300,000	Province of Ontario Canada	1.100	10/25/17	299,707
300,000	Province of Ontario Canada	1.650	09/27/19	298,878
200,000	South Africa Government International Bond	6.875	05/27/19	217,450
100,000	Svensk Exportkredit AB	1.250	04/12/19	99,149
	TOTAL FOREIGN GOVERNMENT BONDS			14,065,341

MUNICIPAL BONDS - 0.1%
100,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	100,792
	TOTAL MUNICIPAL BONDS			100,792

U.S. TREASURY SECURITIES - 59.5%
2,500,000	United States Treasury Note	0.750	04/30/18	2,490,430
5,350,000	United States Treasury Note	0.875	05/31/18	5,334,533
2,150,000	United States Treasury Note	0.875	07/15/18	2,142,524
1,500,000	United States Treasury Note	0.750	07/31/18	1,492,091
11,250,000	United States Treasury Note	1.000	09/15/18	11,220,997
1,700,000	United States Treasury Note	0.875	10/15/18	1,691,832
6,000,000	United States Treasury Note	0.750	10/31/18	5,957,346
2,800,000	United States Treasury Note	1.250	11/15/18	2,801,750
5,950,000	United States Treasury Note	1.000	11/30/18	5,929,080
3,000,000	United States Treasury Note	1.250	12/15/18	3,001,407
5,100,000	United States Treasury Note	1.250	12/31/18	5,101,994
2,400,000	United States Treasury Note	0.750	02/15/19	2,378,251
7,700,000	United States Treasury Note	1.125	02/28/19	7,681,951
2,750,000	United States Treasury Note	1.000	03/15/19	2,735,714
3,700,000	United States Treasury Note	0.875	04/15/19	3,669,649
4,000,000	United States Treasury Note	0.875	05/15/19	3,964,376
3,000,000	United States Treasury Note	0.875	06/15/19	2,970,819
225

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,900,000	United States Treasury Note	0.750%	08/15/19	$4,830,709
3,300,000	United States Treasury Note	0.875	09/15/19	3,259,265
2,000,000	United States Treasury Note	1.000	10/15/19	1,979,844
5,500,000	United States Treasury Note	1.000	11/15/19	5,438,769
3,700,000	United States Treasury Note	1.375	12/15/19	3,692,485
6,700,000	United States Treasury Note	1.375	01/15/20	6,683,511
10,250,000	United States Treasury Note	1.625	03/15/20	10,285,639
	TOTAL U.S. TREASURY SECURITIES			106,734,966

	TOTAL GOVERNMENT BONDS			132,984,069
	(Cost $133,447,917)

	TOTAL BONDS			178,543,914
	(Cost $179,024,782)

SHORT-TERM INVESTMENTS - 1.0%
GOVERNMENT AGENCY DEBT - 1.0%
1,800,000	Federal Home Loan Bank (FHLB)	0.500	04/03/17	1,800,000
	TOTAL GOVERNMENT AGENCY DEBT			1,800,000

	TOTAL SHORT-TERM INVESTMENTS			1,800,000
	(Cost $1,799,950)

	TOTAL INVESTMENTS - 100.7%			180,343,914
	(Cost $180,824,732)
	OTHER ASSETS & LIABILITIES, NET - (0.7)%			(1,279,316)
	NET ASSETS - 100.0%			$179,064,598

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2017, the aggregate value of these securities was $793,223 or 0.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
226

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.2%

CAPITAL GOODS - 0.1%
$949,111	i	Manitowoc Foodservice, Inc	4.000%	03/03/23	$957,415
		TOTAL CAPITAL GOODS			957,415

ENERGY - 0.1%
42,146	i	Granite Acquisition, Inc	5.147	12/17/21	42,475
936,303	i	Granite Acquisition, Inc	5.147	12/19/21	943,615
		TOTAL ENERGY			986,090

MEDIA - 0.4%
2,668,150	i	Charter Communications Operating LLC	2.990	01/14/22	2,673,326
1,311,750	i	Charter Communications Operating LLC	3.232	01/15/24	1,317,404
		TOTAL MEDIA			3,990,730

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,975,000	i	MTS Systems Corp	5.080	07/05/23	5,030,968
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5,030,968

UTILITIES - 0.2%
782,706	i	ExGen Renewables I LLC	5.272	02/06/21	786,619
1,849,257	i	Terra-Gen Finance Co LLC	5.250	12/09/21	1,742,925
		TOTAL UTILITIES			2,529,544

		TOTAL BANK LOAN OBLIGATIONS			13,494,747
		(Cost $13,422,526)

BONDS - 96.2%

CORPORATE BONDS - 33.2%

AUTOMOBILES & COMPONENTS - 0.5%
1,300,000	g	Adient Global Holdings Ltd	4.875	08/15/26	1,275,625
2,125,000		Ford Motor Co	4.346	12/08/26	2,163,560
2,500,000		Ford Motor Co	4.750	01/15/43	2,348,070
		TOTAL AUTOMOBILES & COMPONENTS			5,787,255

BANKS - 6.8%
3,000,000		Bank of America Corp	1.950	05/12/18	3,006,519
6,200,000		Bank of America Corp	2.151	11/09/20	6,143,196
3,000,000	g	Bank of Montreal	2.500	01/11/22	3,006,492
1,000,000		Bank of Nova Scotia	2.125	09/11/19	1,004,580
3,000,000		Bank of Nova Scotia	1.875	04/26/21	2,941,050
3,000,000	g	Bank of Nova Scotia	1.875	09/20/21	2,941,278
5,000,000	i	Citizens Bank NA	1.604	03/02/20	5,011,025

227

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,125,000		Citizens Financial Group, Inc	2.375%	07/28/21	$1,109,240
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	256,525
2,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.375	08/04/25	2,051,214
1,850,000		Cooperatieve Rabobank UA	2.750	01/10/22	1,859,342
3,037,000		Cooperatieve Rabobank UA	3.750	07/21/26	2,967,119
3,300,000		Discover Bank	3.450	07/27/26	3,167,455
4,435,000	g	ING Bank NV	2.000	11/26/18	4,431,962
500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	470,328
2,500,000	g	Intesa Sanpaolo S.p.A	5.710	01/15/26	2,422,515
2,100,000		KeyBank NA	2.350	03/08/19	2,116,323
1,850,000	i	Manufacturers & Traders Trust Co	1.338	07/25/17	1,851,375
1,000,000		Manufacturers & Traders Trust Co	2.900	02/06/25	983,170
5,275,000		Mitsubishi UFJ Financial Group, Inc	2.527	09/13/23	5,094,906
2,310,000		People’s United Bank	4.000	07/15/24	2,299,693
2,088,000		People’s United Financial, Inc	3.650	12/06/22	2,125,373
2,000,000		Royal Bank of Canada	1.875	02/05/20	1,989,952
3,000,000		Royal Bank of Canada	2.100	10/14/20	2,987,970
250,000		Silicon Valley Bank	6.050	06/01/17	251,659
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	498,140
2,500,000		SVB Financial Group	3.500	01/29/25	2,443,233
2,500,000		Toronto-Dominion Bank	1.450	08/13/19	2,472,135
3,000,000	g	Toronto-Dominion Bank	1.950	04/02/20	2,984,370
2,500,000		Toronto-Dominion Bank	1.800	07/13/21	2,432,262
3,000,000	g	Toronto-Dominion Bank	2.500	01/18/22	3,004,926
		TOTAL BANKS			76,325,327

CAPITAL GOODS - 1.6%
1,150,000		Anixter, Inc	5.500	03/01/23	1,193,125
3,000,000		CNH Industrial Capital LLC	3.875	10/15/21	3,001,530
3,750,000	g	LafargeHolcim Finance US LLC	4.750	09/22/46	3,752,996
1,000,000		Parker-Hannifin Corp	4.200	11/21/34	1,028,435
250,000		Pentair Finance S.A.	1.875	09/15/17	250,124
2,150,000		Pentair Finance S.A.	2.900	09/15/18	2,171,597
500,000		Pentair Finance S.A.	2.650	12/01/19	503,328
820,000		Pentair, Inc	5.000	05/15/21	870,232
1,000,000		Rockwell Automation, Inc	2.050	03/01/20	996,312
500,000		Rockwell Collins, Inc	3.700	12/15/23	515,630
3,000,000		Roper Industries, Inc	2.050	10/01/18	3,009,291
875,000		Roper Technologies, Inc	3.800	12/15/26	878,746
		TOTAL CAPITAL GOODS			18,171,346

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
1,000,000		Air Lease Corp	2.125	01/15/18	1,001,882
500,000		Air Lease Corp	3.875	04/01/21	518,278
1,000,000		Air Lease Corp	4.250	09/15/24	1,035,127
2,200,000		Waste Management, Inc	3.900	03/01/35	2,189,264
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			4,744,551

CONSUMER SERVICES - 0.8%
3,540,000		Henry J Kaiser Family Foundation	3.356	12/01/25	3,453,960
2,000,000		Metropolitan Museum of Art	3.400	07/01/45	1,835,674
3,350,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	3,341,297
100,000		Salvation Army	5.637	09/01/26	109,158
		TOTAL CONSUMER SERVICES			8,740,089

228

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
DIVERSIFIED FINANCIALS - 2.0%
$3,000,000		American Express Credit Corp	2.200%	03/03/20	$3,008,487
3,000,000		American Express Credit Corp	2.700	03/03/22	2,996,940
1,000,000	g	EDP Finance BV	4.125	01/15/20	1,026,665
500,000	g	EDP Finance BV	5.250	01/14/21	533,846
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	502,167
2,500,000		Ford Motor Credit Co LLC	2.943	01/08/19	2,533,970
1,000,000	i	Ford Motor Credit Co LLC	1.964	11/04/19	1,005,204
1,000,000		Ford Motor Credit Co LLC	3.219	01/09/22	1,006,007
5,250,000		Morgan Stanley	2.200	12/07/18	5,271,168
1,000,000		Northern Trust Corp	3.375	08/23/21	1,040,139
250,000	g	RCI Banque S.A.	3.500	04/03/18	253,758
3,250,000		Unilever Capital Corp	2.000	07/28/26	2,957,455
		TOTAL DIVERSIFIED FINANCIALS			22,135,806

ENERGY - 1.6%
2,880,000		Apache Corp	3.250	04/15/22	2,894,458
1,000,000		EOG Resources, Inc	3.900	04/01/35	957,036
2,000,000		National Oilwell Varco, Inc	1.350	12/01/17	1,994,464
7,000,000		National Oilwell Varco, Inc	3.950	12/01/42	5,665,429
1,000,000		Southwestern Energy Co	5.800	01/23/20	1,009,375
1,000,000	i	Statoil ASA	1.238	11/09/17	1,001,238
500,000		Statoil ASA	3.150	01/23/22	511,789
1,000,000		Statoil ASA	2.450	01/17/23	985,851
500,000		Statoil ASA	2.650	01/15/24	490,967
3,000,000		Statoil ASA	3.950	05/15/43	2,900,634
		TOTAL ENERGY			18,411,241

FOOD & STAPLES RETAILING - 0.3%
3,000,000		Starbucks Corp	2.450	06/15/26	2,874,108
		TOTAL FOOD & STAPLES RETAILING			2,874,108

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
500,000		Laboratory Corp of America Holdings	2.500	11/01/18	504,319
1,000,000		Laboratory Corp of America Holdings	2.625	02/01/20	1,005,163
1,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	1,005,819
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,515,301

INSURANCE - 1.1%
3,000,000	g	Five Corners Funding Trust	4.419	11/15/23	3,188,880
1,750,000		Progressive Corp	3.700	01/26/45	1,662,439
2,000,000	i	Prudential Financial, Inc	5.375	05/15/45	2,093,000
3,950,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	3,901,683
1,000,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	987,216
		TOTAL INSURANCE			11,833,218

MATERIALS - 1.9%
2,000,000		Agrium, Inc	3.500	06/01/23	2,013,432
1,000,000		Agrium, Inc	5.250	01/15/45	1,084,548
4,500,000		Fibria Overseas Finance Ltd	5.500	01/17/27	4,509,675
2,000,000		International Paper Co	5.000	09/15/35	2,122,596

229

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,184,000		International Paper Co	4.800%	06/15/44	$1,178,605
7,500,000	g	Inversiones CMPC S.A.	4.375	04/04/27	7,462,510
2,500,000	g	Sealed Air Corp	5.500	09/15/25	2,650,000
		TOTAL MATERIALS			21,021,366

MEDIA - 1.1%
3,000,000		Charter Communications Operating LLC	3.579	07/23/20	3,087,369
3,000,000		Charter Communications Operating LLC	4.464	07/23/22	3,159,300
5,000,000	i	Walt Disney Co	1.490	03/04/22	5,015,080
1,500,000		Walt Disney Co	2.450	03/04/22	1,503,280
		TOTAL MEDIA			12,765,029

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
1,100,000		Biogen, Inc	2.900	09/15/20	1,119,500
3,000,000		Biogen, Inc	3.625	09/15/22	3,093,792
500,000		Bristol-Myers Squibb Co	3.250	08/01/42	436,975
1,150,000		Zoetis, Inc	3.450	11/13/20	1,177,778
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			5,828,045

REAL ESTATE - 2.2%
3,525,000		Brixmor Operating Partnership LP	3.850	02/01/25	3,478,572
3,401,000		Equity One, Inc	3.750	11/15/22	3,497,752
3,000,000		Kimco Realty Corp	6.875	10/01/19	3,340,848
5,000,000		Kimco Realty Corp	2.700	03/01/24	4,739,495
3,557,000		Mid-America Apartments LP	4.000	11/15/25	3,649,304
5,000,000		Regency Centers LP	3.750	06/15/24	5,070,760
450,000		Washington REIT	4.950	10/01/20	476,598
		TOTAL REAL ESTATE			24,253,329

SOFTWARE & SERVICES - 0.3%
2,875,000		Microsoft Corp	4.100	02/06/37	2,956,181
		TOTAL SOFTWARE & SERVICES			2,956,181

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
5,000,000		Apple, Inc	2.850	02/23/23	5,045,155
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5,045,155

TELECOMMUNICATION SERVICES - 1.6%
500,000		CenturyLink, Inc	6.750	12/01/23	521,250
3,105,000	g	Verizon Communications, Inc	2.946	03/15/22	3,091,413
5,000,000	i	Verizon Communications, Inc	2.137	03/16/22	5,045,480
3,000,000		Verizon Communications, Inc	2.625	08/15/26	2,739,129
6,125,000		Verizon Communications, Inc	5.250	03/16/37	6,326,396
		TOTAL TELECOMMUNICATION SERVICES			17,723,668

TRANSPORTATION - 3.9%
2,000,000	i	Canadian National Railway Co	1.206	11/14/17	2,001,180
2,450,000		CSX Corp	4.250	11/01/66	2,222,434
2,113,670		Delta Air Lines	4.250	07/30/23	2,166,512
2,921,450		Delta Air Lines	3.625	07/30/27	2,977,717

230

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,475,000		Delta Air Lines, Inc	2.875%	03/13/20	$4,511,510
5,925,000		Delta Air Lines, Inc	3.625	03/15/22	6,047,598
500,000		GATX Corp	5.200	03/15/44	510,166
2,500,000		Kansas City Southern	4.300	05/15/43	2,304,645
2,500,000		Kansas City Southern	4.950	08/15/45	2,514,582
2,050,000	g	Mexico City Airport Trust	4.250	10/31/26	2,078,188
5,000,000	g	Mexico City Airport Trust	5.500	10/31/46	4,923,500
966,053		Spirit Airlines, Inc	4.100	04/01/28	985,374
6,301,446		Union Pacific Railroad Co	3.227	05/14/26	6,179,513
4,345,485		Union Pacific Railroad Co	2.695	05/12/27	4,143,333
		TOTAL TRANSPORTATION			43,566,252

UTILITIES - 5.9%
950,000	g	APT Pipelines Ltd	4.250	07/15/27	957,934
2,500,000	g	Colorado Interstate Gas Co LLC	4.150	08/15/26	2,443,108
3,976,144	g	Continental Wind LLC	6.000	02/28/33	4,163,412
3,000,000	g	Electricite de France S.A.	3.625	10/13/25	3,018,189
1,700,000	g	Fortis, Inc	2.100	10/04/21	1,647,020
2,900,000	g	Fortis, Inc	3.055	10/04/26	2,720,855
3,000,000		Georgia Power Co	3.250	04/01/26	2,932,242
1,043,680	g	Harper Lake Solar Funding Corp	7.645	12/31/18	1,080,208
5,000,000	g	Massachusetts Electric Co	4.004	08/15/46	4,864,545
250,000		Northeast Utilities	1.450	05/01/18	249,069
4,783,000		NorthWestern Corp	4.176	11/15/44	4,726,087
5,000,000	g	Pattern Energy Group, Inc	5.875	02/01/24	5,062,500
1,000,000		Public Service Co of New Hampshire	3.500	11/01/23	1,029,588
2,500,008		San Diego Gas & Electric Co	1.914	02/01/22	2,469,490
1,000,000		Sempra Energy	2.875	10/01/22	995,980
2,913,546	g	Solar Star Funding LLC	3.950	06/30/35	2,744,176
2,931,324	g	Solar Star Funding LLC	5.375	06/30/35	3,097,413
2,825,000		Southern Power Co	1.850	12/01/17	2,827,819
2,000,000		Southern Power Co	1.950	12/15/19	1,985,068
2,000,000		Southern Power Co	2.500	12/15/21	1,954,500
5,065,000		Southern Power Co	4.150	12/01/25	5,233,827
1,500,000	g,i	TerraForm Power Operating LLC (Step Bond)	6.375	02/01/23	1,558,125
2,718,087	g	Topaz Solar Farms LLC	4.875	09/30/39	2,804,286
229,425	g	Topaz Solar Farms LLC	5.750	09/30/39	253,326
5,000,000		Westar Energy, Inc	2.550	07/01/26	4,752,260
1,000,000		WGL Holdings, Inc	2.250	11/01/19	995,653
		TOTAL UTILITIES			66,566,680

		TOTAL CORPORATE BONDS			371,263,947
		(Cost $373,016,650)

GOVERNMENT BONDS - 51.6%

AGENCY SECURITIES - 9.1%
826,413		Ethiopian Leasing LLC	2.566	08/14/26	824,360
709,074		Export Lease Ten Co LLC	1.650	05/07/25	686,913
500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	500,105
3,000,000		Federal National Mortgage Association (FNMA)	1.625	01/21/20	3,005,199
1,000,000		FNMA	2.625	09/06/24	1,015,184
3,436,239	g	Genesis Solar Pass Through Trust	3.875	02/15/38	3,586,403

231

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,225,000	j	Government Trust Certificate	0.000%	04/01/21	$1,120,434
1,694,000		Hashemite Kingdom of Jordan Government AID Bond	2.578	06/30/22	1,724,973
730,000	g	Hospital for Special Surgery	3.500	01/01/23	748,389
833,333		Mexican Aircraft Finance V LLC	2.329	01/14/27	826,597
7,500,000		NCUA Guaranteed Notes	3.000	06/12/19	7,751,550
6,035,000		NCUA Guaranteed Notes	3.450	06/12/21	6,359,133
2,765,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/31	2,674,875
775,000		Overseas Private Investment Corp (OPIC)	1.000	11/11/17	780,807
3,000,000		OPIC	1.000	11/13/17	2,996,418
3,000,000	j	OPIC	0.000	02/11/18	3,011,661
1,000,000	j	OPIC	0.000	11/15/19	1,051,187
2,000,000		OPIC	2.740	09/15/29	1,932,962
3,000,000		OPIC	3.220	09/15/29	2,997,816
1,000,000		OPIC	3.280	09/15/29	1,003,371
194,854		OPIC	3.540	06/15/30	202,046
205,224		OPIC	3.370	12/15/30	209,064
473,466		OPIC	3.820	12/20/32	494,552
236,733		OPIC	3.938	12/20/32	249,545
941,855		OPIC	3.330	05/15/33	947,006
967,749		OPIC	3.160	06/01/33	958,528
1,228,355		OPIC	2.810	07/31/33	1,184,410
982,684		OPIC	2.940	07/31/33	957,637
1,474,026		OPIC	3.250	07/31/33	1,472,613
2,000,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	2,024,312
1,000,000		PEFCO	3.550	01/15/24	1,064,804
1,000,000		PEFCO	3.250	06/15/25	1,029,597
215,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	219,848
3,871,000		US Department of Housing and Urban Development (HUD)	0.930	08/01/17	3,871,155
3,176,000		HUD	1.540	08/01/17	3,180,789
3,000,000		HUD	2.910	08/01/17	3,020,298
446,000		HUD	5.300	08/01/17	449,711
122,000		HUD	1.330	08/01/18	122,097
1,000,000		HUD	1.770	08/01/18	1,006,565
4,050,000		HUD	3.120	08/01/18	4,148,780
2,200,000		HUD	4.620	08/01/18	2,296,914
510,000		HUD	2.050	08/01/19	513,643
450,000		HUD	4.870	08/01/19	482,083
1,663,000		HUD	1.980	08/01/20	1,670,814
410,000		HUD	2.450	08/01/20	419,120
150,000		HUD	3.430	08/01/20	158,067
1,361,000		HUD	2.450	08/01/22	1,379,157
500,000		HUD	2.910	08/01/23	509,857
1,300,000		HUD	5.380	08/01/27	1,357,156
2,080,000	i	Housing and Urban Development Corp Ltd	1.467	09/15/30	2,076,564
3,000,000		Iraq Government AID Bond	2.149	01/18/22	2,988,417
2,890,000		Montefiore Medical Center	2.152	10/20/26	2,774,836
2,165,114		MSN 41079 and 41084 Ltd	1.631	12/14/24	2,099,561
1,504,948		Tortola Leasing LLC	1.581	11/16/24	1,457,707
2,625,000		Tunisia Government AID Bonds	1.416	08/05/21	2,548,549
2,700,000		Ukraine Government AID Bonds	1.847	05/29/20	2,704,520
5,000,000		Ukraine Government AID Bonds	1.471	09/29/21	4,883,480
		TOTAL AGENCY SECURITIES			101,732,139
232

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
FOREIGN GOVERNMENT BONDS - 8.5%
$1,000,000		African Development Bank	2.375%	09/23/21	$1,010,211
2,000,000		Asian Development Bank	2.125	03/19/25	1,944,500
3,000,000		Canada Government International Bond	1.125	03/19/18	2,998,137
170,253	g	Carpintero Finance Ltd	2.004	09/18/24	167,647
2,750,000		Council Of Europe Development Bank	1.000	02/04/19	2,722,525
2,895,000		European Bank for Reconstruction & Development	1.625	04/10/18	2,892,319
5,000,000		European Bank for Reconstruction & Development	0.875	07/22/19	4,913,365
2,225,000		European Investment Bank	2.000	03/15/21	2,224,611
3,000,000		European Investment Bank	2.125	04/13/26	2,872,617
3,000,000		Export Development Canada	1.250	12/10/18	3,007,173
1,000,000		Export Development Canada	1.625	12/03/19	998,358
1,350,000		Export-Import Bank of Korea	1.750	02/27/18	1,349,694
5,000,000		Inter-American Development Bank	1.185	07/09/18	4,946,810
1,000,000		Inter-American Development Bank	1.500	09/25/18	1,001,834
1,080,000		International Bank for Reconstruction & Development	0.625	07/12/17	1,077,321
5,000,000		International Finance Corp	1.750	03/30/20	4,998,005
5,000,000		International Finance Corp	1.546	11/04/21	4,800,065
2,500,000		International Finance Corp	2.125	04/07/26	2,412,300
2,500,000		Japan Bank for International Cooperation	1.875	04/20/21	2,446,995
3,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	2,952,375
3,000,000		KFW	1.000	01/26/18	2,995,266
1,000,000		KFW	1.750	10/15/19	1,002,930
3,000,000		KFW	1.500	04/20/20	2,975,880
3,000,000		KFW	1.875	11/30/20	2,992,296
3,050,000	g	Kommunalbanken AS.	1.375	10/26/20	2,987,835
2,000,000	g	Kommunalbanken AS.	2.125	02/11/25	1,922,204
4,000,000	g	Kommuninvest I Sverige AB	1.500	04/23/19	3,981,808
5,000,000		Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	4,977,570
4,900,000	g	Nacional Financiera SNC	3.375	11/05/20	4,971,050
5,000,000	g	Nederlandse Waterschapsbank NV	2.375	03/24/26	4,840,120
5,420,000		North American Development Bank	2.300	10/10/18	5,469,896
3,100,000		North American Development Bank	4.375	02/11/20	3,289,199
500,000		Province of Manitoba Canada	3.050	05/14/24	512,746
250,000		Province of Ontario Canada	1.200	02/14/18	249,618
		TOTAL FOREIGN GOVERNMENT BONDS			94,905,280

MORTGAGE BACKED - 12.4%
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	03/15/28	2,063,438
2,200,000		FHLMC	3.500	08/15/43	2,303,398
1,934,902		FHLMC	3.500	07/15/46	401,245
835,103		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500	03/01/27	870,846
421,247		FGLMC	3.500	04/01/45	433,449
2,299,649		FGLMC	3.500	10/01/45	2,364,572
3,045,169	h	FGLMC	4.000	12/01/45	3,219,839
3,174,620		FGLMC	3.500	08/01/46	3,261,793
185,362		Federal National Mortgage Association (FNMA)	3.500	11/01/25	194,030
5,000,000	i	FNMA	2.784	02/25/27	4,917,587
47,307		FNMA	2.500	07/01/31	47,368
1,165,343		FNMA	2.500	07/01/31	1,166,840
280,924		FNMA	2.500	08/01/31	281,285
69,668		FNMA	2.500	11/01/31	69,759
22,762		FNMA	2.500	11/01/31	22,791

233

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$63,110		FNMA	2.500%	12/01/31	$63,192
136,888		FNMA	2.500	12/01/31	137,066
177,979		FNMA	2.500	12/01/31	178,211
1,955,192		FNMA	2.500	01/01/32	1,957,129
1,990,878		FNMA	3.500	02/01/32	2,080,228
400,000	h	FNMA	3.000	04/01/32	410,434
8,000,000	h	FNMA	3.000	05/25/32	8,189,375
286,219		FNMA	5.000	10/01/33	313,723
307,242		FNMA	5.500	01/01/38	344,153
340,915		FNMA	5.500	11/01/38	395,000
695,354		FNMA	4.500	08/01/39	754,997
470,616		FNMA	4.500	10/01/39	512,431
423,876		FNMA	4.500	04/01/40	460,037
139,557		FNMA	5.500	04/01/40	155,198
228,697		FNMA	5.500	07/01/40	256,181
1,027,178		FNMA	5.000	09/01/40	1,122,685
123,703		FNMA	6.000	10/01/40	139,844
134,412		FNMA	4.500	01/01/41	145,297
1,240,606		FNMA	5.000	04/01/41	1,382,642
70,319		FNMA	4.500	06/01/42	75,693
546,086		FNMA	3.000	06/25/42	555,727
715,873		FNMA	4.500	08/01/42	774,984
1,002,080		FNMA	3.500	11/25/42	202,685
709,476		FNMA	4.500	10/01/43	767,244
160,514		FNMA	4.500	06/01/44	174,882
761,733		FNMA	4.500	06/01/44	829,806
356,338		FNMA	4.500	08/01/44	388,163
675,136		FNMA	4.500	11/01/44	739,610
1,711,061		FNMA	4.000	12/01/44	1,813,539
912,976		FNMA	4.000	01/01/45	967,680
882,897		FNMA	4.500	03/01/45	968,406
2,720,228		FNMA	4.000	07/01/45	2,874,827
3,312,165		FNMA	4.000	09/01/45	3,509,740
1,923,521		FNMA	3.500	01/01/46	1,976,511
431,717		FNMA	4.000	01/01/46	456,420
2,928,555		FNMA	3.500	06/01/46	3,009,365
193,161		FNMA	3.500	10/25/46	55,118
5,420,428		FNMA	3.000	11/01/46	5,379,247
5,894,666		FNMA	3.000	12/01/46	5,849,883
5,106,333		FNMA	3.500	02/01/47	5,226,700
2,000,000	h	FNMA	3.000	04/25/47	1,983,438
1,000,000	h	FNMA	3.500	04/25/47	1,022,969
1,000,000	h	FNMA	4.000	04/25/47	1,048,906
4,000,000	h	FNMA	4.500	04/25/47	4,289,219
5,000,000	h	FNMA	3.000	05/25/47	4,949,219
7,000,000	h	FNMA	3.500	05/25/47	7,145,469
6,000,000	h	FNMA	4.000	05/25/47	6,281,250
3,000,000	h	FNMA	3.500	06/25/47	3,055,781
2,000,000	h	FNMA	4.000	06/25/47	2,089,162
5,000,000	h	FNMA	4.500	06/25/47	5,342,773
839,023		Government National Mortgage Association (GNMA)	2.690	06/15/33	821,038
98,986		GNMA	5.000	10/20/39	109,534
103,909		GNMA	5.000	06/20/42	111,859

234

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,325,794		GNMA	3.500%	10/20/42	$255,773
369,259		GNMA	3.500	07/15/43	384,692
758,140		GNMA	3.500	09/20/44	788,841
1,624,161		GNMA	3.500	11/20/46	330,290
6,967,566		GNMA	3.000	01/20/47	7,036,873
3,983,980		GNMA	3.500	01/20/47	4,135,098
6,000,000		GNMA	3.500	03/20/47	6,227,589
1,000,000	h	GNMA	3.000	04/20/47	1,008,750
1,000,000	h	GNMA	3.500	04/20/47	1,036,758
2,000,000	h	GNMA	4.000	05/20/47	2,108,711
		TOTAL MORTGAGE BACKED			138,776,285

MUNICIPAL BONDS - 14.1%
2,070,000		American Municipal Power, Inc	5.514	02/15/21	2,237,525
3,000,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	2,986,110
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,995,040
1,000,000		California Earthquake Authority	2.805	07/01/19	1,009,030
2,000,000		California Housing Finance Agency	2.966	08/01/22	2,014,220
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	250,952
500,000	g	California Pollution Control Financing Authority	5.000	07/01/37	501,000
5,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	5,509,680
500,000		Chelan County Public Utility District No	3.603	07/01/21	527,310
2,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	2,407,840
1,580,000		City & County of Honolulu HI	1.506	10/01/20	1,554,515
950,000		City & County of Honolulu HI	2.141	10/01/23	930,240
1,000,000		City & County of Honolulu HI	2.368	10/01/24	972,380
3,000,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	3,025,200
3,000,000		City of Chicago IL	7.750	01/01/42	3,085,260
2,000,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	2,045,120
3,200,000	g	City of Compton CA	2.000	06/01/17	3,197,600
2,000,000		City of Florence SC	4.250	12/01/34	1,895,780
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	254,605
3,075,000		City of Norfolk VA	3.000	10/01/35	2,869,498
3,955,000		City of San Francisco CA Public Utilities Commission Water Revenue	2.400	11/01/22	3,949,740
5,000,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	5,006,000
1,140,000		City of San Juan Capistrano CA	4.090	08/01/36	1,163,256
885,000		City of San Juan Capistrano CA	4.190	08/01/40	903,036
345,000		Commonwealth Financing Authority	2.428	06/01/20	346,439
355,000		Commonwealth Financing Authority	2.675	06/01/21	357,595
5,000,000		Commonwealth of Massachusetts	3.277	06/01/46	4,578,400
1,415,000		County of Miami-Dade FL Aviation Revenue	1.183	10/01/18	1,409,425
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,448,955
1,085,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,108,056
2,250,000		Florida Department of Environmental Protection	5.456	07/01/19	2,440,530
3,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	3,023,760
500,000	j	Garden State Preservation Trust	0.000	11/01/22	424,720
195,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	195,856
1,790,000		Honolulu City & County Board of Water Supply	3.760	07/01/30	1,805,287

235

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000		Imperial Irrigation District Electric System Revenue	4.500%	11/01/40	$3,040,320
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,022,080
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	1,015,330
3,720,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,548,136
2,575,000		Metropolitan Council	1.200	09/01/17	2,576,030
3,025,000		Metropolitan Council	1.550	09/01/19	3,027,722
500,000		Michigan Finance Authority	5.000	07/01/22	560,740
4,000,000		Michigan Finance Authority	3.610	11/01/32	3,804,920
1,920,000		Midpeninsula Regional Open Space District	0.730	09/01/17	1,917,274
2,115,000		New York State Environmental Facilities Corp	3.420	07/15/26	2,172,042
250,000	g	Niagara Area Development Corp	4.000	11/01/24	250,782
2,805,000		Ohio State Water Development Authority	4.879	12/01/34	3,179,972
250,000		Oklahoma Water Resources Board	3.071	04/01/22	258,822
2,225,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	2,303,409
3,000,000		Pittsburgh Water & Sewer Authority	6.610	09/01/24	3,449,160
3,350,000		Sacramento Area Flood Control Agency	2.224	10/01/20	3,330,737
440,000		San Francisco City & County Redevelopment Agency	3.113	08/01/22	443,375
1,000,000		San Francisco City & County Redevelopment Agency	3.533	08/01/25	1,012,740
1,425,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	1,434,077
2,000,000		South Dakota Conservancy District	1.898	08/01/19	2,011,200
1,000,000		South Dakota Conservancy District	1.920	08/01/19	1,006,790
1,000,000		State of California	1.800	04/01/20	990,180
1,000,000		State of California	3.750	10/01/37	1,017,000
2,480,000		State of California	4.988	04/01/39	2,615,929
3,000,000		State of Illinois	5.000	02/01/19	3,111,450
1,000,000		State of Texas	0.863	08/01/18	992,700
1,000,000		State of Texas	1.737	08/01/22	967,740
2,475,000		State of Texas	2.749	10/01/23	2,505,789
1,000,000		State of Texas	3.576	08/01/34	1,009,440
1,000,000		State of Texas	3.726	08/01/43	978,420
3,000,000		Suffolk County Water Authority	4.000	06/01/39	3,127,170
1,650,000		Syracuse Industrial Development Agency	5.000	01/01/36	1,605,467
255,000		Texas Public Finance Authority	5.250	07/01/17	255,031
3,000,000		Texas Water Development Board	4.648	04/15/50	2,965,860
500,000		University of California	2.676	05/15/21	510,705
1,230,000		University of Cincinnati	3.500	06/01/32	1,231,599
2,000,000		University of New Mexico	3.532	06/20/32	2,015,380
2,000,000		University of Virginia	3.570	04/01/45	2,012,460
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,045,650
5,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	4,992,850
655,000		Washington County Clean Water Services	4.828	10/01/22	728,805
530,000		Washington County Clean Water Services	5.078	10/01/24	607,290
1,245,000		Water Works Board of the City of Birmingham	1.509	01/01/19	1,235,961
3,000,000		Water Works Board of the City of Birmingham	1.788	01/01/20	2,956,920
2,005,000		Water Works Board of the City of Birmingham	2.392	01/01/23	1,947,196
250,000		West Virginia Water Development Authority	5.000	11/01/21	282,963
1,500,000	h	Yuba City Public Financing Authority	4.320	06/01/42	1,499,010
1,000,000		Yuba Levee Financing Authority	3.170	09/01/22	1,008,940
		TOTAL MUNICIPAL BONDS			158,013,523

236

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
U.S. TREASURY SECURITIES - 7.5%
$5,745,000		United States Treasury Bond	2.500%	05/15/46	$5,143,119
37,120,000		United States Treasury Bond	2.875	11/15/46	36,003,505
5,155,000		United States Treasury Note	1.125	01/31/19	5,144,329
410,000		United States Treasury Note	1.375	05/31/21	402,665
9,430,000		United States Treasury Note	1.875	02/28/22	9,408,632
3,000,000		United States Treasury Note	1.875	03/31/22	2,991,798
400,000		United States Treasury Note	1.500	03/31/23	386,109
25,265,000		United States Treasury Note	2.250	02/15/27	24,939,309
		TOTAL U.S. TREASURY SECURITIES			84,419,466

		TOTAL GOVERNMENT BONDS			577,846,693
		(Cost $580,146,578)

STRUCTURED ASSETS - 11.4%

ASSET BACKED - 2.9%
188,829	i	ACE Securities Corp Home Equity Loan Trust	1.717	08/25/35	187,372
		Series - 2005 HE5 (Class M2)
13,550		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	13,551
		Series - 2013 1 (Class C)
150,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	151,801
		Series - 2015 3 (Class D)
925,000	i	Basic Asset Backed Securities Trust	1.292	04/25/36	880,085
		Series - 2006 1 (Class A3)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	974,366
		Series - 2014 1A (Class A)
1,000,000	g,h,m	Capital Automotive REIT	3.870	04/15/47	999,710
		Series - 2017 1A (Class A1)
2,157,172	g,i	CBRE Realty Finance	1.309	04/07/52	830,355
		Series - 2007 1A (Class A2)
980,000	g	DB Master Finance LLC	3.262	02/20/45	985,147
		Series - 2015 1A (Class A2I)
987,500	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	987,929
		Series - 2015 1A (Class A2I)
888,750	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	876,412
		Series - 2015 1A (Class A2II)
2,107,714	g	HERO Funding Trust	3.840	09/21/40	2,149,868
		Series - 2015 1A (Class A)
674,861	g	HERO Funding Trust	3.990	09/21/40	678,871
		Series - 2014 2A (Class A)
4,029,516	g	HERO Funding Trust	3.750	09/20/41	4,095,734
		Series - 2016 2A (Class A)
1,677,308	g	HERO Funding Trust	4.050	09/20/41	1,723,434
		Series - 2016 1A (Class A)
2,319,067	g	HERO Funding Trust	3.080	09/20/42	2,290,079
		Series - 2016 3A (Class A1)
1,286,905	g	HERO Residual Funding	4.500	09/21/42	1,275,242
		Series - 2016 1R (Class A1)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	513,805
		Series - 2010 1A (Class B3)
73,630	i	Lehman XS Trust	1.232	02/25/36	72,352
		Series - 2006 1 (Class 1A1)
125,331	g	Orange Lake Timeshare Trust	3.030	07/09/29	124,906
		Series - 2014 AA (Class B)

237

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$31,565	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.762%	01/25/36	$31,493
		Series - 2005 WCH1 (Class M2)
128,145	g	SolarCity LMC	4.800	11/20/38	126,524
		Series - 2013 1 (Class A)
396,267	g	SolarCity LMC	4.590	04/20/44	391,925
		Series - 2014 1 (Class A)
870,523	g	SolarCity LMC	4.020	07/20/44	842,486
		Series - 2014 2 (Class A)
1,615,404	g	SolarCity LMC	4.800	09/20/48	1,623,940
		Series - 2016 A (Class A)
434,579	g	SpringCastle America Funding LLC	3.050	04/25/29	437,245
		Series - 2016 AA (Class A)
664,123	i	Structured Asset Securities Corp Mortgage Loan Trust	2.284	04/25/35	626,642
		Series - 2005 7XS (Class 2A1A)
1,741,062		Toyota Auto Receivables Owner Trust	1.270	05/15/19	1,740,145
		Series - 2015 B (Class A3)
5,000,000		Toyota Auto Receivables Owner Trust	1.300	04/15/20	4,983,978
		Series - 2016 B (Class A3)
2,000,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	2,005,498
		Series - 2015 B (Class A4)
		TOTAL ASSET BACKED			32,620,895

OTHER MORTGAGE BACKED - 8.5%
68,026	g	7 WTC Depositor LLC Trust	4.082	03/13/31	68,803
		Series - 2012 7WTC (Class A)
171,505	i	Banc of America Commercial Mortgage Trust	5.798	05/10/45	171,258
		Series - 2006 2 (Class C)
189,799	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	189,536
		Series - 2007 1 (Class AMFX)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.809	02/10/51	1,021,064
		Series - 2007 4 (Class AJ)
750,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	708,696
		Series - 2007 4 (Class E)
2,000,000	i	Banc of America Commercial Mortgage Trust	5.971	02/10/51	1,999,377
		Series - 2007 5 (Class AJ)
500,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	491,170
		Series - 2007 4 (Class D)
5,000,000	g	BBCMS Trust	3.593	09/15/32	5,210,459
		Series - 2015 MSQ (Class A)
2,500,000	g	BBCMS Trust	3.894	09/15/32	2,574,577
		Series - 2015 MSQ (Class B)
1,120,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.928	09/11/42	1,122,457
		Series - 2007 T28 (Class AJ)
65,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	66,009
		Series - 2007 C3 (Class AM)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,526,304
		Series - 2007 C3 (Class AJ)
5,000,000	g	COMM Mortgage Trust	3.544	03/10/31	5,022,425
		Series - 2013 WWP (Class C)
1,510,000	i	Commercial Mortgage Trust	6.147	12/10/49	1,494,800
		Series - 2007 GG11 (Class B)
3,000,000	i	Connecticut Avenue Securities	5.232	01/25/29	3,184,741
		Series - 2016 C04 (Class 1M2)

238

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,250,000	i	Connecticut Avenue Securities	5.432%	01/25/29	$2,404,253
		Series - 2016 C05 (Class 2M2)
234,337	i	Countrywide Home Loan Mortgage Pass Through Trust	3.124	11/20/34	230,407
		Series - 2004 HYB6 (Class A2)
670,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	673,575
		Series - 2007 C4 (Class A1AJ)
2,500,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	2,525,953
		Series - 2007 C4 (Class AJ)
208,544	i	Credit Suisse Commercial Mortgage Trust	1.173	01/15/49	208,459
		Series - 2007 C2 (Class AMFL)
1,250,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	1,275,657
		Series - 2007 C2 (Class AJ)
1,500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,491,254
		Series - 2007 C1 (Class AM)
5,000,000	g	GRACE Mortgage Trust	3.369	06/10/28	5,178,238
		Series - 2014 GRCE (Class A)
2,000,000	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	2,023,673
		Series - 2007 GG11 (Class AM)
2,500,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	2,408,710
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	4,764,082
		Series - 2016 10HY (Class C)
2,500,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	2,422,408
		Series - 2016 10HY (Class B)
38,350	i	Impac CMB Trust	1.642	03/25/35	35,314
		Series - 2004 11 (Class 2A1)
431,466	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	432,081
		Series - 2006 C4 (Class B)
283,034	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	282,881
		Series - 2006 C3 (Class C)
710,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	707,326
		Series - 2007 C1 (Class D)
1,268,906	g,i	LVII Resecuritization Trust	3.611	07/25/47	1,269,699
		Series - 2015 A (Class A)
1,000,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	1,001,032
		Series - 2007 6 (Class AM)
4,250,000	g	Morgan Stanley Capital I Trust	3.350	07/13/29	4,398,542
		Series - 2014 CPT (Class A)
1,090,000	g,i	Morgan Stanley Capital I Trust	3.446	07/13/29	1,113,629
		Series - 2014 CPT (Class B)
5,000,000	g	Morgan Stanley Capital I Trust	2.695	01/11/32	5,027,353
		Series - 2013 WLSR (Class A)
1,500,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	1,508,438
		Series - 2007 HQ12 (Class C)
1,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	945,995
		Series - 2007 IQ15 (Class AJ)
2,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,012,181
		Series - 2007 IQ15 (Class AM)
2,000,000	i	Morgan Stanley Capital I Trust	6.110	12/12/49	1,846,894
		Series - 2007 IQ16 (Class AJFX)
3,000,000	g	OBP Depositor LLC Trust	4.646	07/15/45	3,195,619
		Series - 2010 OBP (Class A)

239

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,250,000	g,i	Sequoia Mortgage Trust	3.500%	04/25/47	$2,282,695
		Series - 2017 3 (Class A4)
212,283	i	Structured Agency Credit Risk Debt Note (STACR)	3.382	01/25/25	213,543
		Series - 2015 DN1 (Class M2)
712,691	i	Structured Agency Credit Risk Debt Note (STACR)	3.182	03/25/25	722,663
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.782	03/25/25	268,905
		Series - 2015 HQ1 (Class M3)
3,500,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.182	10/25/28	3,564,636
		Series - 2016 DNA2 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.332	03/25/29	1,761,945
		Series - 2016 HQA3 (Class M2)
897,690	i	Wachovia Bank Commercial Mortgage Trust	5.477	01/15/45	896,220
		Series - 2006 C23 (Class F)
1,155,882	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	1,165,727
		Series - 2006 C27 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	71,130
		Series - 2007 C34 (Class AM)
750,000	i	Wachovia Bank Commercial Mortgage Trust	6.132	05/15/46	752,602
		Series - 2007 C34 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	996,800
		Series - 2007 C34 (Class B)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	1,989,510
		Series - 2007 C34 (Class C)
2,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	2,257,503
		Series - 2007 C31 (Class AJ)
500,000	i	Wachovia Bank Commercial Mortgage Trust	5.748	04/15/47	497,840
		Series - 2007 C31 (Class C)
1,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	1,010,028
		Series - 2007 C32 (Class AMFX)
2,010,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,969,676
		Series - 2007 C32 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	962,900
		Series - 2007 C32 (Class B)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	40,313
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			95,659,965

		TOTAL STRUCTURED ASSETS			128,280,860
		(Cost $128,706,193)

		TOTAL BONDS			1,077,391,500
		(Cost $1,081,869,421)

SHARES		COMPANY
PREFERRED STOCKS - 0.0%

BANKS - 0.0%
250	*	M&T Bank Corp	6.375	12/30/49	277,412
		TOTAL BANKS			277,412
		TOTAL PREFERRED STOCKS			277,412
		(Cost $255,625)

240

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 6.9%
GOVERNMENT AGENCY DEBT - 3.0%
$34,100,000	Federal Home Loan Bank (FHLB)	0.700%	04/05/17	$34,098,704
	TOTAL GOVERNMENT AGENCY DEBT			34,098,704

TREASURY DEBT - 3.9%
33,200,000	United States Treasury Bill	0.445-0.501	04/13/17	33,193,360
10,000,000	United States Treasury Bill	0.711-0.726	04/27/17	9,995,200
	TOTAL TREASURY DEBT			43,188,560

	TOTAL SHORT-TERM INVESTMENTS			77,287,264
	(Cost $77,286,686)

	TOTAL INVESTMENTS - 104.3%			1,168,450,923
	(Cost $1,172,834,258)
	OTHER ASSETS & LIABILITIES, NET - (4.3)%			(48,630,607)
	NET ASSETS - 100.0%			$1,119,820,316

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2017, the aggregate value of these securities was $201,237,193 or 18.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
241

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS

TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 97.7%

ALABAMA - 1.0%
$2,395,000		University of South Alabama	5.000%	11/01/31	$2,745,844
		TOTAL ALABAMA			2,745,844

ALASKA - 1.3%
500,000		Alaska Municipal Bond Bank Authority	5.000	12/01/31	557,075
2,570,000		Borough of Matanuska-Susitna AK	5.000	09/01/25	2,984,515
		TOTAL ALASKA			3,541,590

ARIZONA - 1.0%
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/24	235,084
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/25	236,196
2,000,000		City of Tucson AZ, GO	5.000	07/01/20	2,231,220
190,000		Pinal County Electric District No 3	5.000	07/01/33	215,371
		TOTAL ARIZONA			2,917,871

CALIFORNIA - 12.3%
715,000	g	California School Finance Authority	5.000	08/01/25	807,793
1,395,000	g	City of Compton CA	2.000	06/01/17	1,393,954
2,000,000		City of Los Angeles Department of Airports	5.000	05/15/27	2,341,100
2,000,000		County of San Bernardino CA, COP	5.250	08/01/19	2,162,860
1,715,000		Elk Grove Finance Authority	5.000	09/01/30	1,887,821
700,000		Kern County Water Agency Improvement District No 4	5.000	05/01/24	832,251
1,185,000		Livermore Redevelopment Agency	5.000	08/01/21	1,341,444
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	529,578
550,000		Palmdale Community Redevelopment Agency	5.000	09/01/26	651,431
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	475,246
1,000,000		Palomar Health	5.000	11/01/25	1,114,940
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	860,903
800,000		San Francisco City & County Redevelopment Agency	5.000	08/01/25	950,064
500,000		Santee CDC Successor Agency	5.000	08/01/27	585,210
3,000,000		State of California	5.000	08/01/24	3,585,300
3,000,000		State of California	5.000	09/01/24	3,586,920
1,000,000		State of California	5.000	09/01/24	1,195,640
2,000,000		State of California, GO	5.000	02/01/22	2,307,300
1,000,000		State of California, GO	5.000	04/01/22	1,157,720
5,130,000	g,i	Tender Option Bond Trust Receipts	0.690	11/01/23	5,130,000
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	1,977,854
		TOTAL CALIFORNIA			34,875,329
242

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
COLORADO - 1.5%
$2,155,000		Colorado Health Facilities Authority	5.000%	01/01/32	$2,319,836
1,000,000		Denver Urban Renewal Authority	5.000	12/01/24	1,189,280
580,000		Park Creek Metropolitan District	5.000	12/01/23	665,695
		TOTAL COLORADO			4,174,811

CONNECTICUT - 1.9%
1,250,000		City of New Haven CT	5.000	08/15/24	1,424,612
1,400,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,605,618
2,000,000		University of Connecticut	5.000	03/15/28	2,304,940
		TOTAL CONNECTICUT			5,335,170

DISTRICT OF COLUMBIA - 0.8%
1,000,000		District of Columbia	5.000	04/01/24	1,177,630
955,000		District of Columbia	5.000	04/01/27	1,144,329
		TOTAL DISTRICT OF COLUMBIA			2,321,959

FLORIDA - 4.5%
1,260,000		City of Lakeland FL	5.000	11/15/26	1,462,167
1,695,000		City of Miami Beach FL	5.000	09/01/24	2,007,490
1,000,000		County of Orange FL	5.000	10/01/21	1,134,630
1,225,000		JEA Electric System Revenue	5.000	10/01/21	1,402,992
1,250,000		Miami Beach Redevelopment Agency	5.000	02/01/24	1,468,825
1,375,000		Miami-Dade County Expressway Authority	5.000	07/01/31	1,582,226
500,000		Orange County Health Facilities Authority	5.000	10/01/27	582,495
2,180,000		Port St. Lucie Community Redevelopment Agency	5.000	01/01/26	2,592,194
500,000		School District of Broward County	5.000	07/01/31	576,225
		TOTAL FLORIDA			12,809,244

GEORGIA - 1.2%
1,000,000		City of Atlanta Department of Aviation	5.000	01/01/24	1,183,380
1,130,000		Private Colleges & Universities Authority	5.000	04/01/17	1,130,000
1,000,000	g,i	Tender Option Bond Trust Receipts	0.940	08/01/17	1,000,000
		TOTAL GEORGIA			3,313,380

GUAM - 0.4%
1,000,000		Territory of Guam	5.000	12/01/30	1,103,910
		TOTAL GUAM			1,103,910

HAWAII - 0.4%
1,000,000		State of Hawaii Airports System Revenue	5.000	07/01/41	1,090,800
		TOTAL HAWAII			1,090,800

ILLINOIS - 9.9%
2,000,000		Chicago Midway International Airport	5.000	01/01/26	2,305,400
400,000		Chicago Park District	5.000	01/01/23	447,012
1,000,000		Chicago Public Building Commission	5.250	03/01/24	1,084,150
2,085,000		Chicago State University	5.500	12/01/23	2,233,389
1,220,000		Chicago Transit Authority	5.250	12/01/24	1,352,382
243

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		City of Chicago IL Motor Fuel Tax Revenue	5.000%	01/01/24	$1,064,580
1,500,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,651,740
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/23	1,108,570
1,500,000		City of Chicago IL, GO	5.500	01/01/35	1,483,125
650,000		City of Chicago IL, GO	5.500	01/01/37	637,669
500,000		City of Chicago IL, GO	5.500	01/01/42	486,775
500,000		Cook County School District No 25 Arlington Heights	5.000	12/15/23	586,690
1,750,000		County of Cook IL	5.000	11/15/31	1,923,617
400,000		Illinois Finance Authority	5.000	05/01/21	442,896
500,000		Illinois Finance Authority	5.000	11/01/21	559,880
1,200,000		Illinois Finance Authority	5.000	08/15/25	1,411,188
2,000,000		Metropolitan Water Reclamation District of Greater Chicago	5.000	12/01/30	2,295,120
2,000,000		State of Illinois	5.000	02/01/18	2,050,780
695,000		State of Illinois	5.000	06/15/24	799,354
2,000,000		State of Illinois	5.000	06/01/28	2,065,140
1,500,000		State of Illinois, GO	5.000	06/15/19	1,613,220
525,000		State of Illinois, GO	6.250	12/15/20	565,299
		TOTAL ILLINOIS			28,167,976

INDIANA - 1.6%
2,120,000		Indiana Bond Bank	5.250	04/01/19	2,278,682
1,940,000		Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,196,099
		TOTAL INDIANA			4,474,781

KANSAS - 1.0%
1,680,000	g,i	JPMorgan Chase Putters	1.160	06/01/32	1,680,000
1,000,000		Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000	09/01/22	1,151,310
		TOTAL KANSAS			2,831,310

KENTUCKY - 1.8%
2,000,000		Kentucky Turnpike Authority	5.000	07/01/26	2,375,620
1,250,000		Paducah Electric Plant Board	5.000	10/01/34	1,396,000
1,250,000		Paducah Electric Plant Board	5.000	10/01/35	1,390,675
		TOTAL KENTUCKY			5,162,295

LOUISIANA - 0.8%
1,000,000		Louisiana Public Facilities Authority	5.250	10/01/24	1,163,150
1,000,000		State of Louisiana	5.000	08/01/26	1,185,680
		TOTAL LOUISIANA			2,348,830

MARYLAND - 0.5%
1,400,000		Maryland Economic Development Corp	5.000	03/31/36	1,517,656
		TOTAL MARYLAND			1,517,656

MASSACHUSETTS - 1.6%
1,040,000		Massachusetts Department of Transportation	5.000	01/01/32	1,126,778
625,000	h	Massachusetts Development Finance Agency	5.000	07/01/21	697,738
1,000,000		Massachusetts Development Finance Agency	5.000	04/15/25	1,108,610
500,000		Massachusetts Development Finance Agency	5.000	12/01/29	583,730
244

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Massachusetts Development Finance Agency	5.000%	12/01/31	$866,737
10,000	Massachusetts School Building Authority	5.000	08/15/37	10,151
	TOTAL MASSACHUSETTS			4,393,744
MICHIGAN - 7.1%
1,190,000	Lansing Community College	5.000	05/01/32	1,340,547
4,000,000	Michigan Finance Authority	5.000	04/01/21	4,406,160
1,500,000	Michigan Finance Authority	5.000	07/01/22	1,697,970
2,000,000	Michigan Finance Authority	5.000	04/01/25	2,282,260
2,000,000	Michigan Finance Authority	5.000	11/15/28	2,276,240
1,100,000	Michigan Finance Authority	5.000	07/01/35	1,184,502
1,650,000	Michigan Finance Authority	5.000	07/01/44	1,751,211
2,000,000	Michigan Finance Authority, GO	5.000	05/01/18	2,079,400
1,000,000	Michigan Finance Authority, GO	5.000	05/01/20	1,095,840
1,000,000	Michigan Finance Authority, GO	5.000	10/01/22	1,168,810
500,000	Michigan State Building Authority	5.000	04/15/22	574,505
425,000	Rochester Community School District	4.500	05/01/20	462,069
	TOTAL MICHIGAN			20,319,514

MINNESOTA - 1.9%
1,000,000	Minnesota Rural Water Finance Authority, Inc	2.000	10/01/17	1,004,620
500,000	Northern Municipal Power Agency	5.000	01/01/26	604,105
500,000	Northern Municipal Power Agency	5.000	01/01/28	584,725
1,715,000	University of Minnesota	5.000	08/01/21	1,962,938
1,000,000	Western Minnesota Municipal Power Agency	5.000	01/01/22	1,151,090
	TOTAL MINNESOTA			5,307,478

MISSISSIPPI - 2.6%
750,000	Mississippi Development Bank	5.000	04/01/23	851,902
1,500,000	Mississippi Development Bank	5.000	03/01/24	1,737,480
750,000	Mississippi Development Bank	5.000	04/01/24	857,655
1,250,000	Mississippi Development Bank	5.000	03/01/25	1,460,188
1,045,000	Mississippi Development Bank	5.000	03/01/26	1,228,680
1,000,000	Mississippi Development Bank	5.000	03/01/35	1,111,460
	TOTAL MISSISSIPPI			7,247,365

MISSOURI - 4.1%
1,225,000	City of Kansas City MO	5.000	10/01/26	1,428,374
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/24	1,178,570
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/25	1,184,800
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/26	1,175,440
3,500,000	Health & Educational Facilities Authority of the State of Missouri	5.000	02/01/35	3,664,395
500,000	St. Louis Land Clearance for Redevelopment Authority	3.000	06/01/18	506,650
450,000	St. Louis Land Clearance for Redevelopment Authority	4.000	06/01/20	470,768
1,745,000	St. Louis Municipal Finance Corp	5.000	02/15/26	2,007,413
	TOTAL MISSOURI			11,616,410
245

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
NEBRASKA - 0.8%
$300,000	Omaha Airport Authority	5.000%	12/15/21	$341,571
250,000	Omaha Airport Authority	5.000	12/15/22	287,842
350,000	Omaha Airport Authority	5.000	12/15/23	406,662
1,050,000	Public Power Generation Agency	5.000	01/01/22	1,182,090
	TOTAL NEBRASKA			2,218,165

NEVADA - 0.4%
1,000,000	Las Vegas Redevelopment Agency	5.000	06/15/26	1,144,060
	TOTAL NEVADA			1,144,060
NEW JERSEY - 0.8%
1,000,000	New Jersey Educational Facilities Authority	5.000	07/01/27	1,185,120
1,000,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/20	1,062,020
	TOTAL NEW JERSEY			2,247,140

NEW YORK - 7.5%
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/25	1,156,700
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/26	1,160,000
1,000,000	County of Nassau NY	5.000	10/01/26	1,190,470
1,000,000	Metropolitan Transportation Authority	5.000	11/15/20	1,128,210
1,235,000	Metropolitan Transportation Authority	5.000	11/15/38	1,372,690
5,000,000	New York City Water & Sewer System	5.250	06/15/40	5,388,500
1,495,000	New York Counties Tobacco Trust VI	2.450	06/01/42	1,512,163
2,250,000	New York State Dormitory Authority	5.000	10/01/17	2,296,238
375,000	New York Transportation Development Corp	5.000	07/01/30	415,605
1,000,000	New York Transportation Development Corp	5.000	08/01/31	1,044,930
1,385,000	Troy Capital Resource Corp	5.000	08/01/24	1,602,279
750,000	Utility Debt Securitization Authority	5.000	06/15/24	871,725
1,000,000	Westchester County Local Development Corp	5.000	11/01/24	1,132,380
1,000,000	Westchester County Local Development Corp	5.000	11/01/25	1,137,210
	TOTAL NEW YORK			21,409,100

NORTH CAROLINA - 1.8%
1,355,000	County of Duplin NC	5.000	04/01/27	1,602,260
900,000	North Carolina Medical Care Commission	5.000	10/01/18	936,171
240,000	North Carolina Medical Care Commission	4.000	10/01/19	249,283
2,000,000	North Carolina Medical Care Commission	5.000	06/01/34	2,141,940
200,000	North Carolina Turnpike Authority	5.000	01/01/22	226,122
	TOTAL NORTH CAROLINA			5,155,776

NORTH DAKOTA - 0.3%
1,000,000	North Dakota Housing Finance Agency	2.400	01/01/26	969,920
	TOTAL NORTH DAKOTA			969,920

OHIO - 2.0%
115,000	American Municipal Power, Inc	5.250	02/15/33	118,603
1,200,000	City of Cleveland OH Airport System Revenue	5.000	01/01/24	1,385,748
1,000,000	Cleveland-Cuyahoga County Port Authority	5.000	08/01/44	1,065,600
1,660,000	State of Ohio, GO	5.000	01/15/21	1,849,904
1,000,000	State of Ohio, GO	5.000	08/01/21	1,145,480
	TOTAL OHIO			5,565,335
246

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
OREGON - 0.7%
$1,000,000	Port of Portland OR	5.000%	07/01/21	$1,126,090
1,000,000	Port of Portland OR	5.000	07/01/22	1,141,530
	TOTAL OREGON			2,267,620

PENNSYLVANIA - 5.3%
1,100,000	Allegheny County Higher Education Building Authority	5.000	03/01/29	1,270,786
480,000	Borough of Columbia PA	4.000	06/15/38	493,819
2,500,000	City of Chester PA	7.250	12/15/17	2,500,000
250,000	Coatesville School District	4.000	08/01/20	269,585
500,000	Coatesville School District	5.000	08/01/21	567,795
2,000,000	Commonwealth of Pennsylvania	5.000	09/15/23	2,326,900
795,000	Montgomery County Industrial Development Authority	3.000	01/01/18	795,382
2,000,000	Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,297,100
2,500,000	Pennsylvania State University	5.000	03/01/40	2,723,950
340,000	Scranton School District	3.000	06/15/20	340,629
1,155,000	State Public School Building Authority	5.000	05/01/25	1,332,015
	TOTAL PENNSYLVANIA			14,917,961

RHODE ISLAND - 2.8%
810,000	Rhode Island Health & Educational Building Corp	4.000	05/15/20	858,867
815,000	Rhode Island Health & Educational Building Corp	5.000	05/15/21	904,210
2,000,000	Rhode Island Health & Educational Building Corp	5.000	09/01/21	2,293,640
1,420,000	Rhode Island Health & Educational Building Corp	5.000	05/15/22	1,592,928
2,000,000	State of Rhode Island, GO	5.000	08/01/21	2,276,560
	TOTAL RHODE ISLAND			7,926,205

SOUTH CAROLINA - 0.1%
250,000	Piedmont Municipal Power Agency	5.000	01/01/24	290,720
	TOTAL SOUTH CAROLINA			290,720

SOUTH DAKOTA - 0.6%
390,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/22	450,286
415,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/23	484,355
500,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/24	588,380
465,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/25	553,401
	TOTAL SOUTH DAKOTA			2,076,422

TENNESSEE - 0.1%
350,000	Knox County Health Educational & Housing Facility Board	5.000	04/01/20	378,938
	TOTAL TENNESSEE			378,938

TEXAS - 6.9%
400,000	City of Austin TX Airport System Revenue	5.000	11/15/27	478,536
900,000	City of Austin TX Airport System Revenue	5.000	11/15/39	985,077
1,165,000	City of Frisco TX, GO	5.500	02/15/25	1,210,854
1,500,000	City of Lubbock TX	5.000	02/15/25	1,793,265
550,000	Dallas County Utility & Reclamation District	5.000	02/15/26	648,136
1,105,000	Love Field Airport Modernization Corp	5.250	11/01/40	1,188,218
247

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$665,000		Southlake Community Enhancement & Development Corp	5.000%	02/15/23	$764,484
3,000,000		State of Texas	5.000	10/01/23	3,555,150
455,000		Tarrant County Cultural Education Facilities Finance Corp	4.000	11/15/18	464,760
1,750,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/35	1,724,887
1,000,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/36	980,350
1,400,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/22	1,595,804
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,643,123
1,000,000		University of North Texas	5.000	04/15/24	1,181,390
1,000,000		University of North Texas	5.000	04/15/27	1,206,720
		TOTAL TEXAS			19,420,754

UTAH - 0.7%
1,000,000		Salt Lake City Corp Airport Revenue	5.000	07/01/22	1,145,260
1,000,000		Utah Transit Authority	4.000	12/15/31	1,058,340
		TOTAL UTAH			2,203,600
VIRGIN ISLANDS - 3.8%
2,000,000	g	Virgin Islands Public Finance Authority	5.000	09/01/25	2,213,400
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,642,250
6,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	5,991,420
		TOTAL VIRGIN ISLANDS			10,847,070

VIRGINIA - 0.1%
250,000		Alexandria Industrial Development Authority	3.000	10/01/17	252,235
		TOTAL VIRGINIA			252,235

WASHINGTON - 3.8%
2,705,000		Central Puget Sound Regional Transit Authority	5.250	02/01/21	2,978,124
1,955,000		Energy Northwest	5.000	07/01/23	2,281,114
2,000,000		Skagit County Public Hospital District No	5.625	12/01/25	2,062,940
3,000,000		State of Washington, GO	5.250	02/01/22	3,498,570
		TOTAL WASHINGTON			10,820,748

		TOTAL LONG-TERM MUNICIPAL BONDS			277,729,036
		(Cost $278,888,044)

		TOTAL INVESTMENTS - 97.7%			277,729,036
		(Cost $278,888,044)
		OTHER ASSETS & LIABILITIES, NET - 2.3%			6,430,961
		NET ASSETS - 100.0%			$284,159,997

Abbreviation(s):
COP	Certificate of Participation
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2017, the aggregate value of these securities was $20,858,817 or 7.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
248

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2017

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 99.9%

GOVERNMENT AGENCY DEBT - 62.1%
$2,220,000	Federal Agricultural Mortgage Corp (FAMC)	0.550%	04/03/17	$2,219,932
2,250,000	FAMC	0.740	05/10/17	2,248,196
10,150,000	FAMC	0.575-0.700	06/01/17	10,139,493
2,000,000	FAMC	0.760	06/09/17	1,997,087
2,000,000	FAMC	0.850	06/23/17	1,996,081
5,000,000	FAMC	0.630-0.740	07/27/17	4,989,439
2,390,000	Federal Farm Credit Bank (FFCB)	0.490	04/04/17	2,389,902
2,000,000	FFCB	0.720	04/25/17	1,999,040
3,435,000	FFCB	0.730	05/09/17	3,432,353
10,000,000	FFCB	0.540	05/10/17	9,994,150
200,000	FFCB	0.720	05/25/17	199,784
5,000,000	FFCB	0.580	07/06/17	4,992,267
783,000	FFCB	0.650	07/12/17	781,558
3,500,000	FFCB	0.810	07/25/17	3,490,944
600,000	FFCB	0.900-0.920	09/08/17	597,582
500,000	FFCB	0.920	09/19/17	497,815
282,000	FFCB	0.720	10/02/17	280,962
2,000,000	FFCB	0.750	10/16/17	1,991,750
11,095,000	Federal Home Loan Bank (FHLB)	0.500-0.630	04/04/17	11,094,520
6,025,000	FHLB	0.530-0.560	04/05/17	6,024,641
2,000,000	FHLB	0.570	04/06/17	1,999,842
13,295,000	FHLB	0.535-0.730	04/07/17	13,293,725
12,500,000	FHLB	0.520-0.545	04/10/17	12,498,349
15,065,000	FHLB	0.520-0.530	04/11/17	15,062,796
3,400,000	FHLB	0.500-0.600	04/13/17	3,399,360
12,200,000	FHLB	0.530-0.690	04/18/17	12,196,886
3,874,000	FHLB	0.540-0.770	04/19/17	3,872,690
3,400,000	FHLB	0.660	04/20/17	3,398,816
5,250,000	FHLB	0.525-0.750	04/21/17	5,248,062
11,660,000	FHLB	0.490-0.780	04/24/17	11,655,586
7,000,000	FHLB	0.530-0.650	04/25/17	6,997,367
13,300,000	FHLB	0.545-0.630	04/26/17	13,294,914
20,775,000	FHLB	0.555-0.760	04/28/17	20,763,755
8,000,000	FHLB	0.650	05/01/17	7,995,667
3,570,000	FHLB	0.700	05/02/17	3,567,848
2,520,000	FHLB	0.750	05/03/17	2,518,320
5,000,000	FHLB	0.620	05/04/17	4,997,158
3,000,000	FHLB	0.770	05/05/17	2,997,818
5,000,000	FHLB	0.650-0.755	05/08/17	4,996,336
4,570,000	FHLB	0.760	05/09/17	4,566,334
1,185,000	FHLB	0.555	05/12/17	1,184,251
4,550,000	FHLB	0.670-0.780	05/15/17	4,545,868
2,260,000	FHLB	0.760	05/16/17	2,257,853
7,500,000	FHLB	0.670-0.710	05/17/17	7,493,349
249

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$14,000,000	FHLB	0.555-0.780%	05/19/17	$13,988,517
5,000,000	FHLB	0.760	05/23/17	4,994,511
5,000,000	FHLB	0.765	05/24/17	4,994,369
11,596,000	FHLB	0.760-0.800	05/26/17	11,582,325
700,000	FHLB	0.800	05/31/17	699,067
2,000,000	FHLB	0.725	06/02/17	1,997,503
3,285,000	FHLB	0.765	06/06/17	3,280,393
2,000,000	FHLB	0.790	06/07/17	1,997,059
980,000	FHLB	0.670-0.800	06/09/17	978,541
6,000,000	FHLB	0.800	06/14/17	5,990,133
4,000,000	FHLB	0.790	06/16/17	3,993,329
7,025,000	FHLB	0.785-0.810	06/21/17	7,012,478
5,800,000	FHLB	0.650-0.830	06/28/17	5,790,432
565,000	FHLB	0.820	06/30/17	563,842
7,097,000	FHLB	0.625-0.775	07/05/17	7,083,316
7,640,000	FHLB	0.800-0.850	07/12/17	7,622,606
1,320,000	FHLB	0.830-0.850	07/14/17	1,316,839
4,000,000	FHLB	0.640	07/19/17	3,992,249
4,300,000	FHLB	0.650-0.840	07/25/17	4,290,889
3,250,000	FHLB	0.640	07/26/17	3,243,298
5,000,000	FHLB	0.635	07/28/17	4,989,593
1,220,000	FHLB	0.650	08/02/17	1,217,291
2,365,000	FHLB	0.643-0.645	08/09/17	2,359,502
500,000	FHLB	0.900	08/15/17	498,300
600,000	FHLB	0.880	08/18/17	597,961
4,500,000	Federal Home Loan Mortgage Corp (FHLMC)	0.560	04/06/17	4,499,650
5,910,000	FHLMC	0.520	04/17/17	5,908,634
7,845,000	FHLMC	0.470-0.515	04/21/17	7,842,826
3,000,000	FHLMC	0.510	04/25/17	2,998,980
3,417,000	FHLMC	0.740	04/26/17	3,415,244
3,580,000	FHLMC	0.670-0.680	05/03/17	3,577,863
2,000,000	FHLMC	0.750	05/11/17	1,998,333
5,492,000	FHLMC	0.515-0.770	05/15/17	5,487,027
13,780,000	FHLMC	0.535-0.650	05/22/17	13,768,247
4,000,000	FHLMC	0.620-0.790	06/01/17	3,995,222
5,000,000	FHLMC	0.675	06/05/17	4,993,906
2,235,000	FHLMC	0.740	06/09/17	2,231,830
280,000	FHLMC	0.770	06/15/17	279,551
3,000,000	FHLMC	0.720	06/19/17	2,995,260
5,000,000	FHLMC	0.750	06/20/17	4,991,667
3,050,000	FHLMC	0.755	06/22/17	3,044,755
5,000,000	FHLMC	0.800	06/26/17	4,990,444
4,839,000	FHLMC	0.790	07/03/17	4,829,124
3,000,000	FHLMC	0.600	07/17/17	2,994,650
810,000	FHLMC	0.640	07/20/17	808,416
3,000,000	FHLMC	0.820	08/03/17	2,991,527
4,000,000	FHLMC	0.800	08/08/17	3,988,533
500,000	FHLMC	0.750	08/24/17	498,490
1,135,000	FHLMC	0.920	09/15/17	1,130,156
3,000,000	FHLMC	0.715	10/02/17	2,989,037
11,309,000	Federal National Mortgage Association (FNMA)	0.470-0.590	04/03/17	11,308,666
11,060,000	FNMA	0.500-0.525	04/05/17	11,059,383
12,585,000	FNMA	0.503-0.540	04/12/17	12,583,036
250

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$5,050,000	FNMA	0.520%	04/17/17	$5,048,833
1,520,000	FNMA	0.510	04/18/17	1,519,634
10,560,000	FNMA	0.475-0.650	04/19/17	10,557,188
1,952,000	FNMA	0.540	04/21/17	1,951,414
3,215,000	FNMA	0.490	04/24/17	3,213,994
2,000,000	FNMA	0.720	05/01/17	1,998,800
5,000,000	FNMA	0.720	05/02/17	4,996,900
6,050,000	FNMA	0.720	05/03/17	6,046,128
10,000,000	FNMA	0.510	05/05/17	9,995,183
5,000,000	FNMA	0.540	05/08/17	4,997,225
10,000,000	FNMA	0.540	05/12/17	9,993,850
5,000,000	FNMA	0.730	05/16/17	4,995,437
5,250,000	FNMA	0.550-0.650	05/17/17	5,245,735
3,870,000	FNMA	0.660	05/24/17	3,866,240
5,000,000	FNMA	0.550	06/14/17	4,994,347
4,000,000	FNMA	0.775	06/21/17	3,993,025
2,000,000	FNMA	0.780	06/28/17	1,996,187
5,000,000	FNMA	0.595	07/12/17	4,991,571
2,000,000	FNMA	0.780	08/01/17	1,994,713
	TOTAL GOVERNMENT AGENCY DEBT			571,831,650

TREASURY DEBT - 21.5%
5,000,000	United States Treasury Bill	0.506	04/06/17	4,999,649
10,750,000	United States Treasury Bill	0.465-0.535	04/13/17	10,748,207
10,000,000	United States Treasury Bill	0.465-0.570	04/20/17	9,997,172
12,370,000	United States Treasury Bill	0.480-0.595	04/27/17	12,365,504
8,710,000	United States Treasury Bill	0.560-0.630	05/04/17	8,705,309
11,530,000	United States Treasury Bill	0.503-0.677	05/11/17	11,523,034
12,950,000	United States Treasury Bill	0.519-0.725	05/18/17	12,939,260
9,210,000	United States Treasury Bill	0.493-0.702	05/25/17	9,202,514
12,185,000	United States Treasury Bill	0.545-0.705	06/08/17	12,169,753
2,000,000	United States Treasury Bill	0.775	06/15/17	1,996,771
9,000,000	United States Treasury Bill	0.730-0.760	06/22/17	8,984,803
9,355,000	United States Treasury Bill	0.749-0.788	06/29/17	9,337,297
6,000,000	United States Treasury Bill	0.579-0.586	07/13/17	5,989,986
2,000,000	United States Treasury Bill	0.791	08/03/17	1,994,554
8,000,000	United States Treasury Bill	0.627-0.635	08/10/17	7,981,660
11,725,000	United States Treasury Bill	0.612-0.785	08/17/17	11,694,304
10,000,000	United States Treasury Bill	0.665-0.794	08/24/17	9,970,998
2,200,000	United States Treasury Bill	0.803	08/31/17	2,192,546
1,250,000	United States Treasury Note	0.875	05/15/17	1,250,425
8,000,000	United States Treasury Note	0.625	05/31/17	8,000,326
2,000,000	United States Treasury Note	0.750	06/30/17	2,000,738
2,000,000	United States Treasury Note	0.500	07/31/17	1,999,244
5,000,000	United States Treasury Note	0.625	07/31/17	4,999,429
5,000,000	United States Treasury Note	0.875	08/15/17	5,003,777
8,000,000	United States Treasury Note	0.625	08/31/17	7,997,917
8,000,000	United States Treasury Note	1.000	09/15/17	8,010,801
2,000,000	United States Treasury Note	0.875	11/15/17	1,999,312
3,210,000	United States Treasury Note	1.000	12/15/17	3,210,660
	TOTAL TREASURY DEBT			197,265,950
251

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
VARIABLE RATE SECURITIES - 16.3%
$4,800,000	i	Federal Agricultural Mortgage Corp (FAMC)	0.992%	06/07/17	$4,800,000
4,750,000	i	FAMC	0.890	09/06/17	4,750,000
5,000,000	i	FAMC	0.970	10/27/17	5,000,000
5,000,000	i	FAMC	1.030	03/23/18	5,000,000
3,000,000	i	Federal Farm Credit Bank (FFCB)	1.000	04/10/17	3,000,000
10,000,000	i	FFCB	1.150	05/30/17	10,001,966
14,000,000	i	FFCB	0.907	06/15/17	13,999,722
4,000,000	i	FFCB	1.040	06/27/17	3,999,230
3,000,000	i	FFCB	0.923	07/17/17	2,999,941
4,700,000	i	FFCB	0.870	08/04/17	4,698,541
5,000,000	i	FFCB	0.809	08/15/17	5,000,000
2,200,000	i	FFCB	1.007	11/13/17	2,199,927
3,000,000	i	FFCB	1.020	01/22/18	3,004,076
3,400,000	i	FFCB	0.839	02/02/18	3,396,848
3,000,000	i	FFCB	1.127	02/23/18	2,999,596
2,900,000	i	FFCB	1.020	03/09/18	2,895,878
2,000,000	i	FFCB	1.012	03/22/18	1,998,043
4,000,000	i	FFCB	1.130	05/17/18	4,000,910
5,000,000	i	FFCB	0.747	08/08/18	5,000,066
4,700,000	i	FFCB	1.150	08/10/18	4,701,289
3,000,000	i	FFCB	1.012	08/27/18	2,999,778
4,500,000	i	FFCB	0.893	09/17/18	4,499,337
2,000,000	i	FFCB	0.886	11/14/18	1,999,753
5,000,000	i	Federal Home Loan Bank (FHLB)	0.903	02/23/18	5,000,620
4,000,000	i	FHLB	0.765	04/20/18	4,000,163
7,000,000	i	FHLB	0.830	01/18/19	7,000,355
3,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	1.022	04/27/17	2,999,956
7,000,000	i	FHLMC	1.106	07/21/17	6,999,781
4,700,000	i	FHLMC	0.924	11/13/17	4,700,000
4,044,000	i	Federal National Mortgage Association (FNMA)	0.998	07/20/17	4,043,002
5,000,000	i	FNMA	0.938	08/16/17	4,999,810
7,000,000	i	FNMA	0.840	10/05/17	6,998,272
		TOTAL VARIABLE RATE SECURITIES			149,686,860

		TOTAL SHORT-TERM INVESTMENTS			918,784,460
		(Cost $918,784,460)

		TOTAL INVESTMENTS- 99.9%			918,784,460
		(Cost $918,784,460)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			679,097
		NET ASSETS - 100.0%			$919,463,557

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
252

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments or portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of the Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, Money Market Fund and Real Estate Securities Fund (eleven of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”), as of March 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

May 18, 2017

253

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: May 18, 2017	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 18, 2017	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: May 18, 2017	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer